Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.7% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)	$43	$60
Preferred Term Securities Ltd.
4.709% (US0003M + 0.350%) due 03/22/2038 ~	17,425	16,685
5.780% (US0003M + 0.860%) due 07/03/2033 ~	325	325

		17,070

INDUSTRIALS 0.0%
CVS Pass-Through Trust 5.880% due 01/10/2028	455	456
Times Square Hotel Trust 8.528% due 08/01/2026	1,203	1,210

		1,666

Total Corporate Bonds & Notes (Cost $18,513)		18,736

U.S. GOVERNMENT AGENCIES 59.7%
Fannie Mae
1.317% due 11/25/2049 •(a)	490	55
4.000% due 11/25/2033 - 01/01/2059	233	217
4.750% due 07/25/2037 •	400	392
4.763% due 05/01/2036 •	1	1
4.803% due 08/25/2031 •	28	26
4.818% due 03/25/2036 •	6	6
5.000% due 11/25/2032	433	421
5.315% due 11/18/2031 •	1	1
5.333% due 11/25/2031 •	12	12
5.500% due 09/25/2035	2,213	2,211
5.673% due 01/01/2035 •	3	3
5.683% due 04/25/2032 •	1	1
5.732% due 02/01/2035 •	1	1
5.769% due 12/25/2054 •	1,956	1,966
5.958% due 12/01/2036 •	2	2
6.060% due 03/01/2035 •	4	4
6.076% due 12/01/2036 •	3	3
6.117% due 02/01/2035 •	2	2
6.128% due 03/01/2044 - 10/01/2044 •	15	15
6.161% due 01/01/2037 •	2	3
6.173% due 12/01/2035 •	2	2
6.302% due 11/01/2032 •	7	7
6.319% due 03/01/2033 •	1	1
6.326% due 03/01/2035 •	1	1
6.328% due 10/01/2040 •	7	7
6.336% due 10/01/2032 •	4	4
6.350% due 11/01/2034 •	1	1
6.375% due 03/01/2029 •	3	3
6.500% due 06/25/2028	3	3
6.500% due 04/01/2032 •	4	4
6.518% due 06/01/2033 •	2	2
6.550% due 03/01/2035 •	3	3
6.559% due 02/01/2033 •	8	8
6.572% due 07/01/2033 •	1	1
6.640% due 11/01/2035 •	1	1
6.744% due 09/01/2033 •	11	11
6.792% due 07/01/2033 •	2	2
6.854% due 10/01/2034 •	2	2
6.866% due 05/01/2034 •	8	8
6.952% due 05/01/2036 •	4	4
7.000% due 07/25/2042	3	3
7.008% due 04/01/2033 •	3	3
7.019% due 04/01/2036 •	1	1
7.056% due 04/01/2034 •	0	1
7.271% due 09/01/2033 •	2	2
7.281% due 04/01/2036 •	7	7
7.285% due 11/01/2034 •	5	5
7.315% due 07/01/2035 •	2	2
7.465% due 05/01/2033 •	7	7
7.500% due 09/01/2033 •	5	5
7.833% due 06/01/2033 •	47	48

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

8.500% due 11/01/2030	1	1
Freddie Mac
0.481% due 01/25/2034 ~(a)	85,939	2,605
0.775% due 03/25/2034 ~(a)	67,184	3,238
3.000% due 09/01/2046 - 03/01/2048	9,688	8,413
3.500% due 07/01/2046 - 02/01/2048	119	107
4.000% due 10/15/2033	13	12
4.713% due 08/25/2031 •	19	20
4.962% due 10/15/2032 •	2	2
5.000% due 02/15/2036	81	81
5.062% due 12/15/2029 •	3	3
5.162% due 12/15/2031 •	1	1
5.262% due 08/15/2031 •	3	3
5.500% due 05/15/2036	6	6
5.769% due 12/25/2054 •	1,971	1,982
5.927% due 01/01/2035 •	2	2
5.945% due 08/01/2031 •	4	5
5.987% due 01/01/2035 •	4	4
6.025% due 10/25/2044 - 02/25/2045 •	907	828
6.032% due 02/01/2035 •	3	3
6.225% due 07/25/2044 •	187	179
6.238% due 02/01/2035 •	7	7
6.386% due 03/01/2028 •	1	1
6.437% due 11/01/2034 •	8	8
6.460% due 03/01/2034 •	4	4
6.481% due 02/01/2035 •	6	6
6.483% due 12/01/2033 •	11	11
6.500% due 07/25/2043	237	241
6.520% due 02/01/2036 •	1	1
6.583% due 04/01/2032 •	17	17
6.598% due 04/01/2033 •	1	1
6.679% due 11/01/2034 •	1	1
6.769% due 03/01/2032 •	9	10
6.797% due 04/01/2034 •	3	3
6.932% due 10/01/2034 •	4	4
7.000% due 06/15/2029	2	2
7.068% due 09/01/2035 •	2	2
7.090% due 09/01/2028 •	1	1
7.182% due 01/01/2035 •	2	2
7.306% due 09/01/2033 •	6	6
7.500% due 01/15/2031	1	1
7.590% due 09/01/2035 •	1	1
7.617% due 07/01/2037 •	1	1
Ginnie Mae
3.000% due 10/20/2051 - 12/20/2052	4,337	3,767
3.500% due 05/20/2052	290	260
3.750% due 10/20/2026 ~	2	2
3.750% due 12/20/2027 - 10/20/2033 •	8	8
4.500% due 07/20/2040 - 12/20/2053	7,496	7,143
4.625% due 01/20/2027 - 09/20/2033 •	22	22
4.875% due 05/20/2030 - 05/20/2032 •	11	12
5.000% due 05/20/2030 - 07/20/2030 •	15	15
5.055% due 01/20/2072 •	325	324
5.066% due 03/20/2068 •	1,190	1,185
5.106% due 12/20/2062 •	801	798
5.116% due 10/20/2062 •	644	642
5.216% due 02/20/2061 •	77	77
5.416% due 02/20/2070 •	301	302
5.516% due 09/20/2063 - 02/20/2067 •	857	857
5.766% due 12/20/2066 •	1,017	1,020
Ginnie Mae, TBA
2.000% due 01/01/2055	3,000	2,400
2.500% due 02/01/2055	3,600	3,007
3.000% due 02/01/2055	17,700	15,351
3.500% due 01/01/2055 - 02/01/2055	57,000	50,960
4.000% due 02/01/2055	22,400	20,637
4.500% due 02/01/2055	21,200	20,038
5.000% due 02/01/2055	2,500	2,424
5.500% due 01/01/2055 - 02/01/2055	10,800	10,708
Uniform Mortgage-Backed Security
2.500% due 07/01/2037	889	808
3.000% due 12/01/2026 - 05/01/2052	15,270	13,521
3.500% due 03/01/2040 - 05/01/2052	17,882	16,054
4.000% due 08/01/2038 - 09/01/2052	15,770	14,798
4.500% due 07/01/2052 - 04/01/2053	71,769	67,676
5.000% due 06/01/2053 - 07/01/2054	1,343	1,297
5.500% due 11/01/2052 - 05/01/2053	64,211	63,476
6.000% due 12/01/2052 - 02/01/2054	8,369	8,420
6.500% due 02/01/2044 - 03/01/2054	142,428	145,499
7.000% due 12/01/2053 - 07/01/2054	67,143	69,686
8.500% due 04/01/2030 - 06/01/2030	3	4
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	29,400	23,954
3.000% due 01/01/2040 - 02/01/2055	128,740	114,245
3.500% due 02/01/2055	85,000	75,175
4.000% due 01/01/2055 - 03/01/2055	263,450	240,893

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.000% due 01/01/2055 - 02/01/2055	630,235	607,995
5.500% due 01/01/2055 - 02/01/2055	623,200	614,619
6.000% due 02/01/2055	968,910	972,619
6.500% due 02/01/2055	940,831	959,537
7.000% due 01/01/2055	4,000	4,148

Total U.S. Government Agencies (Cost $4,208,317)		4,179,710

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Bonds
4.000% due 11/15/2042 (h)(j)	49,800	44,828
4.000% due 11/15/2052 (h)(j)	37,800	32,940
U.S. Treasury Notes
2.375% due 05/15/2029 (h)(j)	8,900	8,206

Total U.S. Treasury Obligations (Cost $100,316)		85,974

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.4%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	4,050	3,996
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	1,898
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •	1,400	1,390
ACRA Trust 5.608% due 10/25/2064 þ	994	993
Adjustable Rate Mortgage Trust
4.993% due 11/25/2035 •	9	9
5.013% due 11/25/2035 •	184	180
5.013% due 08/25/2036 •	29,822	9,412
5.093% due 01/25/2036 •	212	177
6.106% due 11/25/2037 ~	301	199
AG Trust 6.413% due 07/15/2041 •	6,600	6,630
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	7,405	6,396
American Home Mortgage Investment Trust
6.853% due 04/25/2044 •	194	193
6.862% due 06/25/2045 •	45	45
Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	123	116
4.800% due 11/25/2067 þ	26,398	25,862
5.985% due 01/25/2069 þ	863	866
6.197% due 01/25/2069 þ	2,877	2,896
6.500% due 12/25/2067 þ	847	855
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	3,962	3,463
1.483% due 10/25/2048 ~	5,209	4,578
1.637% due 10/25/2048 ~	2,642	2,320
Ashford Hospitality Trust
5.470% due 04/15/2035 •	12,550	12,543
6.145% due 06/15/2035 •	3,100	3,081
6.545% due 06/15/2035 •	2,300	2,279
7.445% due 06/15/2035 •	3,200	3,166
ATLX Trust 3.850% due 04/25/2064 þ	2,132	2,037
BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,438
4.091% due 08/10/2038 ~	1,655	1,583
Banc of America Alternative Loan Trust
6.000% due 07/25/2034	422	384
6.000% due 04/25/2037	1,377	1,147
Banc of America Funding Trust
3.517% due 10/20/2046 ~	292	245
3.904% due 10/26/2036 ~	67,876	64,370
4.203% due 01/20/2047 ~	357	255
4.865% due 10/20/2036 •	2,344	1,765
4.920% due 09/20/2046 ~	349	309
4.945% due 02/20/2047 •	1,386	1,265
5.018% due 09/20/2046 ~	62	51
5.100% due 01/20/2047 ~	4	3
5.750% due 08/25/2036	80	66
5.862% due 09/20/2046 ~	418	406
Banc of America Mortgage Trust
3.993% due 11/20/2046 ~	22	18
5.028% due 10/25/2035 ~	169	156
5.772% due 06/25/2035 ~	213	202
6.285% due 06/25/2034 ~	84	81
6.530% due 09/25/2033 ~	369	312
6.601% due 11/25/2033 ~	5	5
6.997% due 12/25/2033 ~	24	23
7.152% due 05/25/2034 ~	328	317
BankUnited Trust 5.053% due 09/25/2045 •	51	47
BCAPLLC Trust
4.424% due 11/26/2036 ~	3,954	3,211

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.462% due 01/26/2036 •	9,315	8,445
6.853% due 10/25/2047 •	11,799	8,762
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	16	12
3.250% due 02/25/2033 ~	1	1
4.000% due 05/25/2034 ~	15	13
4.275% due 05/25/2047 ~	198	176
4.667% due 02/25/2035 ~	310	243
4.822% due 04/25/2034 ~	34	29
5.162% due 11/25/2030 ~	34	34
5.373% due 01/25/2035 ~	977	900
5.957% due 01/25/2034 ~	18	17
6.088% due 12/25/2035 ~	78	67
6.100% due 12/25/2046 •	1,576	1,379
6.656% due 08/25/2035 ~	374	362
6.662% due 11/25/2034 ~	216	199
7.001% due 02/25/2036 ~	37	35
7.197% due 11/25/2034 ~	75	70
Bear Stearns ALT-A Trust
3.668% due 04/25/2035 ~	1,315	1,019
3.698% due 11/25/2034 ~	197	162
4.556% due 04/25/2035 ~	11	11
4.563% due 08/25/2036 ~	940	442
4.675% due 02/25/2036 ~	1,917	1,339
4.849% due 08/25/2036 ~	1,399	898
5.434% due 01/25/2036 ~	572	534
5.509% due 07/25/2035 ~	6,472	4,161
5.611% due 01/25/2034 ~	216	201
6.175% due 11/25/2035 ~	638	300
6.178% due 09/25/2034 •	2,668	2,547
6.357% due 08/25/2034 ~	417	394
6.388% due 12/25/2033 ~	122	117
Bear Stearns Asset-Backed Securities Trust
4.703% due 07/25/2036 •	9,250	7,069
5.500% due 01/25/2034 þ	18	15
5.500% due 06/25/2034 þ	173	170
5.500% due 12/25/2035	46	30
5.750% due 10/25/2033 þ	56	62
11.714% due 02/25/2037 •	2,443	2,072
Bear Stearns Mortgage Funding Trust
4.613% due 12/25/2046 •	4,765	4,158
4.663% due 01/25/2037 •	294	261
Bear Stearns Mortgage Securities, Inc. 5.880% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust
4.219% due 12/26/2046 ~	2,087	1,617
5.514% due 01/26/2036 ~	1,517	1,101
Bella Vista Mortgage Trust 8.099% due 11/20/2034 ~	1,924	1,917
BellaVista Mortgage Trust
4.981% due 05/20/2045 •	1,196	777
5.193% due 02/25/2035 •	1,868	1,187
Benchmark Mortgage Trust 2.994% due 04/15/2054 ~	8,809	5,566
BINOM Securitization Trust 4.441% due 08/25/2057 ~	7,327	6,996
BX Trust
3.202% due 12/09/2041	2,726	2,465
5.182% due 06/15/2038 •	1,173	1,172
5.200% due 10/15/2038 •	132	132
5.312% due 02/15/2036 •	4,152	4,154
5.361% due 11/15/2038 •	11,497	11,491
5.387% due 01/17/2039 •	9,600	9,578
5.410% due 02/15/2039 •	1,655	1,657
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~	5,835	5,663
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,172	5,486
3.250% due 09/25/2063 ~	6,129	5,432
3.250% due 03/25/2064 ~	3,849	3,406
3.250% due 08/25/2064 ~	2,867	2,532
3.250% due 09/25/2064 ~	47,499	42,066
3.375% due 12/25/2064 ~	10,072	8,988
3.500% due 06/25/2062 ~	3,427	3,137
5.819% due 09/25/2055 •	4,668	4,666
Chase Mortgage Finance Trust 4.948% due 12/25/2035 ~	477	418
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.110% due 01/25/2035 ~	219	201
5.483% due 03/25/2035 ~	614	479
CIM Trust
3.000% due 01/25/2061 ~	3,102	2,845
3.250% due 10/25/2058 ~	1,119	995
3.750% due 12/25/2061 ~	10,028	9,326
5.000% due 05/25/2062 ~	1,452	1,438
5.500% due 08/25/2064 ~	20,547	20,480

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.639% due 12/25/2067 þ	1,015	1,025
Citicorp Mortgage Securities REMIC Trust Pass-Through Certificates 5.364% due 08/25/2035 ~	1,430	918
Citicorp Mortgage Securities Trust 6.000% due 08/25/2036	460	413
Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	4,938	4,895
3.209% due 05/10/2049	700	684
Citigroup Global Markets Mortgage Securities
4.953% due 05/25/2032 •	16	16
8.500% due 05/25/2032	59	59
Citigroup Mortgage Loan Trust
4.583% due 06/25/2036 •	489	465
4.635% due 11/25/2036 ~	989	905
4.783% due 12/25/2034 •	51	48
4.953% due 09/25/2036 •	2,162	2,024
5.253% due 08/25/2035 •	35	34
5.574% due 05/25/2042 ~	490	463
6.223% due 08/25/2035 ~	61	57
6.310% due 11/25/2035 •	194	192
6.328% due 11/25/2036 •	1,957	1,874
6.830% due 09/25/2035 •	69	67
6.980% due 12/25/2034 ~	25	24
7.230% due 10/25/2035 •	8	8
7.410% due 05/25/2035 •	23	23
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037	836	729
Colony Mortgage Capital Ltd. 5.976% due 11/15/2038 •	7,810	7,720
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	6,759	6,553
4.550% due 04/25/2067 ~	9,528	9,304
6.393% due 06/25/2069 þ	2,413	2,437
6.421% due 05/25/2069 þ	924	935
6.467% due 08/25/2067 þ	3,940	3,969
7.297% due 12/25/2067 ~	7,516	7,540
Commercial Mortgage Trust 3.545% due 02/10/2036	3,800	3,697
Community Program Loan Trust 4.500% due 04/01/2029	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	367	173
Countrywide Alternative Loan Trust
3.836% due 08/25/2035 ~	1,809	1,682
4.665% due 02/20/2047 •	1,179	932
4.680% due 12/20/2046 •	5,269	4,502
4.685% due 07/20/2046 •	388	324
4.753% due 10/25/2035 •	1,976	714
4.773% due 02/25/2047 •	4,464	4,271
4.833% due 07/25/2046 •	7,262	6,380
4.833% due 09/25/2046 •	180	171
4.853% due 06/25/2037 •	507	455
4.873% due 06/25/2046 •	1,147	893
4.900% due 02/25/2036 ~	1,255	1,146
4.905% due 03/20/2046 •	197	166
4.953% due 05/25/2035 •	189	163
4.953% due 06/25/2035 •	1,223	1,087
4.993% due 02/25/2036 •	64	54
5.013% due 12/25/2035 •	340	305
5.017% due 05/25/2035 ~	91	75
5.033% due 02/25/2036 •	172	151
5.113% due 10/25/2035 •	2,570	1,688
5.125% due 11/20/2035 •	115	109
5.153% due 01/25/2046 •	806	650
5.213% due 12/25/2035 •	4,617	3,871
5.312% due 12/25/2034 ~	1,342	1,270
5.500% due 04/25/2035	774	524
5.500% due 11/25/2035	704	385
5.500% due 03/25/2036	62	27
5.665% due 03/25/2047 •	1,775	1,497
5.750% due 03/25/2037 •	244	127
5.750% due 04/25/2047	347	182
5.825% due 02/25/2036 •	429	383
5.993% due 11/25/2035 •	1,467	1,263
6.000% due 03/25/2037	938	481
6.000% due 04/25/2037	529	439
6.075% due 11/25/2047 •	2,559	2,177
6.205% due 11/25/2047 •	4,666	3,970
6.250% due 12/25/2033	10	11
6.250% due 07/25/2036	3,695	1,065
6.500% due 11/25/2031	13	14
6.500% due 06/25/2036	3,234	1,477
7.000% due 10/25/2035	3,000	1,492
CountrywideHome Loan Mortgage Pass-Through Trust
3.824% due 07/19/2033 ~	44	42
4.463% due 05/19/2033 ~	6	6

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.491% due 04/25/2035 ~	612	485
4.611% due 07/19/2033 ~	779	678
4.739% due 01/25/2036 ~	16	14
4.895% due 01/20/2035 ~	1,721	1,585
4.933% due 03/25/2036 •	8,648	8,045
4.952% due 03/20/2036 ~	3,426	2,988
4.953% due 03/25/2036 •	5,252	4,475
4.961% due 05/20/2035 ~	1,483	965
4.962% due 06/20/2036 ~	583	513
5.033% due 04/25/2035 •	5	5
5.053% due 03/25/2035 •	23	14
5.073% due 03/25/2035 •	18	15
5.093% due 03/25/2035 •	1,517	1,420
5.133% due 02/25/2035 •	39	35
5.153% due 02/25/2035 •	310	276
5.153% due 05/25/2035 •	1,154	832
5.165% due 11/25/2034 ~	1,091	652
5.233% due 02/25/2035 •	56	50
5.373% due 09/25/2034 •	149	127
5.400% due 02/20/2035 ~	19	19
5.500% due 06/25/2034	1,677	1,288
5.500% due 06/25/2035	3,486	1,905
5.500% due 05/25/2036	1,048	875
5.612% due 02/20/2036 ~	505	425
5.750% due 12/25/2035	962	455
5.750% due 02/25/2036	3,470	1,574
6.000% due 03/25/2037	3,063	1,329
6.000% due 11/25/2037	68	30
6.116% due 02/25/2034 ~	6	5
6.209% due 12/19/2033 ~	254	247
6.248% due 02/20/2036 •	637	581
6.267% due 06/19/2031 ~	1	1
6.476% due 06/20/2034 ~	1,201	1,105
6.662% due 02/20/2036 •	34	29
6.690% due 02/19/2034 ~	6	6
6.943% due 02/19/2034 ~	6	6
Credit Suisse First Boston Mortgage Securities Corp.
2.692% due 12/25/2032 ~	26	21
4.726% due 12/25/2033 ~	84	82
5.575% due 03/25/2032 ~	44	41
5.603% due 09/25/2034 •	241	409
5.750% due 04/25/2033	5	5
6.028% due 06/25/2033 ~	87	82
6.250% due 07/25/2035	115	116
6.317% due 08/25/2033 ~	788	700
6.453% due 03/25/2034 •	1,145	765
7.000% due 02/25/2033	8	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	121	88
7.522% due 10/25/2033 ~	1,193	1,075
7.636% due 10/25/2033 ~	23	22
Credit Suisse First Boston Mortgage-Backed Trust 5.653% due 10/25/2034 •	1,861	1,731
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~	5,983	5,225
2.000% due 10/25/2060 ~	6,011	5,364
2.257% due 08/15/2037	597	582
2.750% due 01/25/2060	9,795	7,295
2.750% due 01/25/2060 ~	5,626	4,183
2.978% due 07/25/2057 ~	1,000	849
3.250% due 01/25/2060	7,373	5,471
3.250% due 01/25/2060 ~	3,775	2,757
3.375% due 01/25/2060	1,000	811
3.643% due 01/25/2060 ~	3,343	2,249
3.659% due 02/25/2061 ~	4,096	4,086
3.904% due 04/25/2062 ~	5,272	4,977
4.184% due 07/27/2061 ~	9,021	9,001
4.388% due 04/28/2037 ~	237	215
4.609% due 02/27/2036 ~	3,685	2,378
5.500% due 04/25/2036	574	404
5.750% due 12/26/2035	169	100
6.250% due 05/26/2048	5,656	4,419
6.362% due 10/15/2037 •	1,000	978
6.421% due 10/25/2037 ~	177	103
Cross Mortgage Trust
5.129% due 09/25/2069 ~	7,641	7,573
5.549% due 12/25/2069 ~	1,000	1,002
6.093% due 04/25/2069 þ	2,350	2,367
6.147% due 07/25/2069 þ	23,281	23,437
6.272% due 06/25/2069 þ	3,183	3,211
6.615% due 03/25/2068 þ	1,656	1,672
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,232
DCOffice Trust 2.965% due 09/15/2045	2,205	1,924

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Deephaven Residential Mortgage Trust 4.300% due 03/25/2067 ~	1,601	1,526
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.813% due 01/25/2047 •	3,558	3,154
5.093% due 08/25/2047 •	4,074	2,894
Downey Savings & Loan Association Mortgage Loan Trust
5.081% due 08/19/2045 •	351	237
5.765% due 04/19/2046 •	237	203
Ellington Financial Mortgage Trust 5.522% due 01/26/2060 «þ	1,000	998
Extended Stay America Trust 5.591% due 07/15/2038 •	51,086	51,153
First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	396	357
4.956% due 09/25/2035 ~	427	181
4.981% due 02/25/2037 ~	1,041	709
5.135% due 03/25/2035 ~	74	42
5.487% due 12/25/2035 ~	393	300
5.576% due 07/25/2035 ~	2,568	2,374
5.678% due 09/25/2034 ~	189	189
6.288% due 06/25/2034 ~	525	515
First Horizon Mortgage Pass-Through Trust
4.996% due 01/25/2036 ~	1,392	710
5.282% due 10/25/2035 ~	1,278	1,169
5.288% due 01/25/2036 ~	383	335
GCAT Trust
4.250% due 05/25/2067 ~	15,684	14,534
6.007% due 01/25/2059 þ	987	992
6.085% due 06/25/2059 þ	1,544	1,553
GMAC Mortgage Corp. Loan Trust
4.354% due 05/25/2035 ~	763	698
4.838% due 09/19/2035 ~	777	622
7.250% due 05/25/2035 ~	5	5
GreenPoint Mortgage Funding Trust
4.873% due 04/25/2036 •	85	74
4.913% due 06/25/2045 •	6,638	5,177
5.338% due 07/25/2035 •	5,062	4,645
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	6,377
5.770% due 12/15/2036 •	4,500	4,475
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	1,951
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~	1,100	929
GS Mortgage-Backed Securities Trust 3.750% due 07/25/2061 ~	2,301	2,229
GSAA Home Equity Trust 5.986% due 11/25/2033 þ	392	348
GSC Capital Corp. Mortgage Trust 4.813% due 05/25/2036 •	667	630
GSMPS Mortgage Loan Trust
4.803% due 09/25/2035 •	14,095	12,054
4.803% due 01/25/2036 •	17,903	14,438
7.000% due 06/25/2043	323	331
8.000% due 09/19/2027 ~	144	139
GSMSC Resecuritization Trust 5.312% due 11/26/2037 •	889	830
GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~	92	82
4.803% due 01/25/2034 •	1	1
4.953% due 07/25/2035 •	327	281
5.081% due 06/25/2034 ~	631	558
5.090% due 12/25/2034 ~	966	127
5.091% due 04/25/2035 ~	247	230
5.742% due 09/25/2035 ~	2,532	2,006
6.000% due 03/25/2032	5	5
6.442% due 01/25/2034 ~	1,036	779
6.687% due 09/25/2035 ~	8	8
7.328% due 04/25/2035 ~	262	245
HarborView Mortgage Loan Trust
4.226% due 06/19/2036 ~	710	290
4.633% due 01/19/2036 •	22	22
4.861% due 01/19/2038 •	19,731	17,343
4.861% due 02/19/2046 •	169	154
4.891% due 12/19/2036 •	909	692
4.921% due 05/19/2035 •	530	511
4.955% due 06/19/2045 •	220	99
4.961% due 06/19/2035 •	2,985	2,891
4.961% due 03/19/2036 •	5,194	4,634
4.961% due 12/19/2036 •	6,230	5,795
5.181% due 01/19/2035 •	10	9
5.385% due 06/20/2035 •	119	110
5.655% due 11/19/2034 ~	3	3
5.739% due 08/19/2034 ~	49	45
5.768% due 08/19/2034 ~	725	508
6.210% due 06/20/2035 •	2,432	1,872

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,080
3.719% due 11/05/2038	1,000	973
HomeBanc Mortgage Trust
5.143% due 03/25/2035 •	113	90
5.188% due 10/25/2035 •	10,450	10,338
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	1,192	373
Impac Secured Assets Trust
4.673% due 05/25/2037 •	3,342	2,722
4.723% due 07/25/2035 •	871	557
4.763% due 07/25/2035 •	823	533
5.153% due 05/25/2036 •	11	10
5.428% due 03/25/2034 þ	317	286
6.867% due 07/25/2035 ~	1,170	755
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	2	2
IndyMac INDA Mortgage Loan Trust
3.301% due 11/25/2035 ~	1,334	1,004
5.634% due 01/25/2036 ~	307	287
IndyMac INDX Mortgage Loan Trust
2.920% due 06/25/2036 ~	410	318
3.423% due 06/25/2035 ~	2,765	2,125
3.435% due 06/25/2036 ~	2,622	2,021
3.525% due 06/25/2036 ~	725	620
3.549% due 06/25/2036 ~	1,560	966
3.664% due 02/25/2036 ~	2,926	2,076
3.713% due 02/25/2036 ~	2,034	1,577
3.838% due 05/25/2035 ~	1,256	1,076
3.859% due 07/25/2035 ~	848	766
4.128% due 01/25/2036 ~	3,003	2,669
4.459% due 06/25/2034 ~(a)	1,250	975
4.693% due 07/25/2036 •	12,105	11,519
4.709% due 09/25/2035 ~	7,319	4,929
4.753% due 06/25/2037 •	101	35
4.793% due 11/25/2036 •	154	149
4.802% due 07/25/2037 ~	2,486	1,074
4.813% due 07/25/2037 •	5,274	4,873
4.813% due 08/25/2037 •	2,955	2,651
4.833% due 09/25/2046 •	314	274
4.933% due 04/25/2035 •	81	66
5.013% due 03/25/2035 •	7	6
5.093% due 02/25/2035 •	449	414
5.093% due 07/25/2045 •	3,058	2,384
5.193% due 07/25/2045 •	631	462
5.253% due 11/25/2034 •	2,029	1,843
5.673% due 09/25/2034 •	62	49
JP Morgan Alternative Loan Trust
4.933% due 07/25/2036 •	12,840	11,481
4.933% due 11/25/2036 •	3,345	2,832
5.013% due 06/25/2037 •	31,473	11,538
5.332% due 06/27/2037 •	1,046	672
6.106% due 06/27/2037 ~	13,580	6,415
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	16,130
2.713% due 08/15/2049	2,449	2,421
3.648% due 12/15/2049 ~	300	292
4.549% due 07/05/2033	23,176	19,886
5.495% due 02/15/2035 •	5,681	5,644
5.777% due 11/15/2038 •	7,000	6,970
5.895% due 12/15/2031 •	429	409
6.015% due 07/05/2033 •	3,239	2,918
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	1,273	1,236
4.933% due 08/25/2037 •	2,400	781
5.000% due 07/25/2036	210	84
5.018% due 06/25/2035 ~	866	711
5.072% due 10/25/2036 ~	1,259	727
5.250% due 11/25/2063 ~	836	820
5.592% due 10/25/2035 ~	24	17
5.793% due 10/25/2035 ~	165	153
5.819% due 03/25/2055 •	5,945	5,961
5.919% due 02/25/2055 •	4,284	4,299
5.975% due 06/25/2035 ~	44	35
5.990% due 07/25/2064 ~	1,260	1,267
6.292% due 04/25/2037 ~	448	234
7.207% due 08/25/2034 ~	849	827
7.700% due 08/25/2036	32	13
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~	1,000	935
Legacy Mortgage Asset Trust
4.650% due 11/25/2060 þ	1,706	1,707
4.750% due 07/25/2061 þ	7,332	7,328
4.875% due 10/25/2068 þ	2,819	2,810
4.892% due 10/25/2066 þ	1,782	1,784
4.991% due 09/25/2060 ~	66	66

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.250% due 07/25/2067 þ	1,923	1,920
Lehman Mortgage Trust 5.500% due 02/25/2036	202	95
Lehman XS Trust
4.813% due 11/25/2035 •	3,643	3,597
4.993% due 12/25/2035 •	2,528	2,299
Luminent Mortgage Trust 4.873% due 05/25/2036 •	1,936	1,722
Lux Trust 7.088% due 08/15/2040 •	2,800	2,847
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,125
MASTR Adjustable Rate Mortgages Trust
3.953% due 07/25/2034 ~	642	568
4.753% due 03/25/2047 •	5,391	4,819
4.769% due 02/25/2034 ~	1,130	981
4.783% due 12/25/2034 •	195	178
5.491% due 05/25/2034 ~	854	526
5.553% due 09/25/2037 •	3,444	1,374
5.793% due 07/25/2035 ~	9,248	4,643
6.750% due 12/25/2033 ~	3	3
6.852% due 12/21/2034 ~	31	30
MASTR Alternative Loan Trust
5.500% due 04/25/2035	591	530
6.158% due 06/25/2033 ~	242	154
MASTR Asset-Backed Securities Trust 5.500% due 03/25/2034	580	476
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032	1,796	289
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.212% due 11/15/2031 •	15	14
Merrill Lynch Alternative Note Asset Trust 5.750% due 05/25/2037	80	77
Merrill Lynch Mortgage Investors Trust
5.073% due 08/25/2028 •	1	1
5.093% due 10/25/2028 •	47	44
5.113% due 06/25/2028 •	1	1
5.168% due 05/25/2036 ~	227	207
5.173% due 08/25/2035 •	12,000	11,322
5.193% due 03/25/2028 •	2	2
5.512% due 04/25/2035 ~	6	5
5.653% due 03/25/2028 •	179	150
5.903% due 09/25/2029 •	487	469
6.129% due 11/25/2035 •	2,755	2,659
6.137% due 08/25/2033 ~	27	5
6.634% due 05/25/2036 ~	4,901	4,390
MFA Trust
1.947% due 04/25/2065 ~	279	268
2.855% due 07/25/2060 ~	500	406
3.300% due 08/25/2061 ~	8,324	7,694
4.400% due 03/25/2068 þ	5,194	5,071
6.105% due 12/25/2068 þ	16,633	16,715
6.775% due 10/25/2058 þ	1,268	1,286
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,532
2.500% due 11/25/2060 ~	5,358	4,498
3.250% due 01/25/2061 ~	97	82
3.733% due 09/25/2057 ~	77	76
Morgan Stanley Capital Trust 5.512% due 05/15/2036 •	5,347	3,685
Morgan Stanley Mortgage Loan Trust
3.516% due 10/25/2037 ~	2,456	1,403
4.703% due 03/25/2036 •	2,010	1,327
4.713% due 03/25/2036 •	7,904	5,221
5.353% due 02/25/2036 •	222	209
6.038% due 10/25/2034 ~	13	12
7.625% due 11/25/2037 ~	1,828	895
Morgan Stanley Re-REMIC Trust 3.260% due 06/26/2047 •	11,401	10,005
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ	2,232	2,142
MTN Commercial Mortgage Trust 5.797% due 03/15/2039 •	6,165	6,164
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	299	273
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	14,922	14,249
3.000% due 07/25/2059 ~	1,000	899
3.250% due 02/25/2059 ~	6,439	6,209
3.500% due 12/25/2057 ~	305	293
4.000% due 02/25/2057 ~	16,129	15,424
4.500% due 05/25/2058 ~	450	436
New York Mortgage Trust
3.215% due 07/25/2061	250	213
3.514% due 07/25/2061	2,000	1,703
3.750% due 02/25/2068 ~	916	844

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.670% due 08/25/2061 þ	2,027	2,014
5.379% due 06/25/2069 ~	1,195	1,188
NLT Trust 3.200% due 10/25/2062 ~	11,966	10,613
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.553% due 08/25/2034 •	634	693
5.754% due 10/25/2034 þ	6,871	6,568
6.159% due 05/25/2036 ~	202	36
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •	3,865	3,794
OBX Trust
3.627% due 03/25/2053 ~	3,571	3,515
3.642% due 04/25/2053 ~	5,497	5,369
5.949% due 02/25/2063 þ	5,916	5,939
6.030% due 01/25/2064 þ	2,214	2,229
6.100% due 09/25/2062 þ	14,082	14,099
6.113% due 03/25/2063 þ	2,966	2,983
6.233% due 05/25/2064 þ	1,630	1,645
6.465% due 10/25/2063 þ	2,436	2,461
6.520% due 07/25/2063 þ	1,651	1,668
6.567% due 06/25/2063 þ	2,607	2,637
6.844% due 04/25/2063 þ	1,047	1,063
7.045% due 09/25/2063 þ	1,962	1,991
7.159% due 10/25/2063 þ	3,358	3,424
One Market Plaza Trust 3.614% due 02/10/2032	2,337	2,187
One New York Plaza Trust 5.462% due 01/15/2036 •	9,700	9,264
ONE Park Mortgage Trust 5.211% due 03/15/2036 •	2,600	2,569
OPEN Trust 7.486% due 11/15/2040 •	3,287	3,320
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.428% due 07/25/2035 •	6,091	6,113
PRET LLC
3.900% due 10/25/2063 ~	1,076	1,019
5.925% due 10/25/2054 þ	5,210	5,219
5.963% due 11/25/2054 þ	2,780	2,789
PRET Trust 4.075% due 06/25/2064 ~	965	903
Prime Mortgage Trust
3.975% due 10/25/2032 ~	422	368
5.250% due 06/25/2033	324	302
PRKCM Trust
6.333% due 03/25/2059 þ	1,681	1,694
6.431% due 05/25/2059 þ	879	891
6.584% due 09/25/2058 þ	2,179	2,201
7.225% due 11/25/2058 þ	1,230	1,255
PRPM LLC
3.750% due 03/25/2054 þ	884	855
4.000% due 11/25/2053 þ	409	400
4.000% due 01/25/2054 þ	864	844
4.000% due 05/25/2054 þ	861	842
4.000% due 07/25/2054 þ	881	854
4.000% due 10/25/2054 þ	947	914
4.000% due 11/25/2054 þ	1,973	1,901
4.200% due 12/25/2064 þ	928	903
5.228% due 08/25/2069 þ	8,200	8,133
5.699% due 11/25/2029 þ	975	975
5.870% due 11/25/2029 þ	2,603	2,612
5.897% due 12/25/2029 «þ	1,600	1,604
6.221% due 11/25/2068 þ	6,293	6,342
6.250% due 08/25/2068 þ	2,069	2,084
6.265% due 12/25/2068 þ	869	879
6.327% due 06/25/2069 þ	19,575	19,757
6.414% due 08/25/2029 þ	953	956
7.026% due 03/25/2029 þ	4,976	5,003
PRPM Trust 5.674% due 12/26/2069 þ	4,500	4,508
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	3,658	3,627
5.582% due 12/25/2044 «þ	4,100	4,100
5.846% due 08/25/2044 þ	47,267	47,614
6.808% due 09/25/2043 ~	735	745
Residential Accredit Loans, Inc. Trust
4.789% due 02/25/2035 ~	430	377
4.813% due 11/25/2036 •	6,089	3,238
4.833% due 07/25/2036 •	5,189	4,658
4.833% due 08/25/2036 •	4,363	4,294
4.833% due 04/25/2046 •	1,009	912
4.853% due 10/25/2046 •	5,220	4,988
5.542% due 12/25/2035 ~	627	543
5.791% due 10/25/2037 ~	759	631
5.876% due 09/25/2034 ~	3	3
6.000% due 12/25/2035	2,390	2,010
6.167% due 12/26/2034 ~	126	81

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.500% due 10/25/2036	17,857	15,089
Residential Asset Securitization Trust
4.803% due 10/25/2048	2	2
4.903% due 02/25/2034 •	14	13
4.903% due 04/25/2035 •	3,342	1,770
4.953% due 08/25/2036 •	2,727	888
6.000% due 08/25/2036	6,008	2,679
6.250% due 08/25/2036	1,752	1,077
6.500% due 04/25/2037	4,345	1,176
Residential Funding Mortgage Securities, Inc. Trust
3.200% due 02/25/2037 ~	204	171
4.496% due 06/25/2035 ~	1,649	966
5.477% due 02/25/2036 ~	67	63
5.662% due 09/25/2035 ~	4,317	2,520
5.948% due 02/25/2037 ~	502	434
6.000% due 04/25/2037	92	71
6.099% due 02/25/2036 ~	30	28
6.425% due 10/25/2037 ~	1,063	1,020
RiverView HECM Trust 4.760% due 05/25/2047 •	2,423	2,134
SACO Trust 7.000% due 08/25/2036	2	2
Sequoia Mortgage Trust
4.520% due 11/25/2063 ~	8,326	8,178
4.806% due 06/20/2034 ~	34	31
4.923% due 01/20/2047 ~	290	207
4.945% due 02/20/2035 •	305	279
5.105% due 11/20/2034 •	13	12
5.181% due 10/19/2026 •	10	10
5.245% due 10/20/2027 •	2	1
5.285% due 10/20/2027 •	3	3
5.364% due 05/20/2034 •	131	123
5.845% due 10/20/2027 •	66	64
6.164% due 02/20/2034 •	42	38
6.381% due 08/20/2034 ~	30	29
7.235% due 09/20/2032 ~	9	9
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •	1,800	1,758
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	589	584
SMRT Commercial Mortgage Trust 5.398% due 01/15/2039 •	25,570	25,520
Structured Adjustable Rate Mortgage Loan Trust
3.935% due 02/25/2036 ~	53	45
4.011% due 05/25/2036 ~	2,338	1,274
5.188% due 06/25/2034 •	160	154
5.236% due 07/25/2035 ~	25	21
5.501% due 04/25/2035 ~	33	30
5.749% due 09/25/2034 ~	355	341
6.225% due 01/25/2035 •	281	254
6.225% due 05/25/2035 •	335	259
6.811% due 04/25/2034 ~	1	1
7.203% due 02/25/2034 ~	19	18
Structured Asset Mortgage Investments Trust
4.753% due 02/25/2037 •	741	693
4.833% due 09/25/2047 •	7,306	6,629
4.993% due 08/25/2035 •	3,648	3,290
5.013% due 02/25/2036 •	94	77
5.073% due 12/25/2035 •	12,666	10,138
5.081% due 07/19/2034 •	186	170
5.181% due 03/19/2034 •	68	63
5.321% due 10/19/2033 •	33	30
5.381% due 11/19/2033 •	713	640
5.681% due 10/19/2033 •	741	742
6.750% due 05/02/2030 ~	63	0
Structured Asset Securities Corp. Mortgage Loan Trust
4.743% due 10/25/2036 •	189	156
7.500% due 10/25/2036	1,026	596
SunTrust Adjustable Rate Mortgage Loan Trust
6.581% due 01/25/2037 ~	80	58
7.091% due 01/25/2037 ~	856	843
TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036	1,260	384
6.500% due 07/25/2036	5,766	2,019
TBW Mortgage-Backed Trust 7.000% due 07/25/2036	863	358
Thornburg Mortgage Securities Trust
4.428% due 09/25/2037 ~	15,093	7,983
4.624% due 09/25/2037 ~	869	858
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	33,719	30,419
2.250% due 12/25/2061 ~	6,214	5,991
2.710% due 01/25/2060 ~	26,654	25,339
2.750% due 06/25/2057 ~	4,086	3,971
2.900% due 10/25/2059 ~	9,910	9,441
3.000% due 10/25/2057 ~	1,000	937

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.250% due 07/25/2056 ~	820	810
4.391% due 10/27/2064 ~	7,121	6,924
4.480% due 10/25/2064 ~	12,137	11,882
5.153% due 07/25/2065 ~	915	902
5.453% due 10/25/2059 •	275	281
5.725% due 11/25/2064 þ	3,346	3,356
6.153% due 10/25/2059 •	11,615	11,881
TTAN 5.362% due 03/15/2038 •	1,538	1,538
UBS Commercial Mortgage Trust 5.295% due 02/15/2032 •	13,576	13,573
Verus Securitization Trust
0.820% due 10/25/2063 ~	1,001	945
1.057% due 10/25/2063 ~	27	26
1.262% due 10/25/2063 ~	41	38
4.130% due 02/25/2067 þ	6,412	6,046
4.260% due 02/25/2067 þ	1,332	1,258
5.218% due 09/25/2069 þ	2,458	2,441
5.811% due 05/25/2068 þ	2,374	2,382
5.999% due 02/25/2068 þ	1,020	1,023
6.116% due 03/25/2069 þ	12,872	12,971
6.192% due 06/25/2069 þ	3,117	3,142
6.218% due 06/25/2069 þ	2,442	2,462
6.338% due 04/25/2069 þ	1,943	1,961
6.443% due 08/25/2068 þ	1,663	1,681
6.476% due 06/25/2068 þ	1,138	1,147
6.665% due 09/25/2068 þ	7,756	7,841
6.876% due 11/25/2068 ~	852	864
7.070% due 10/25/2068 þ	4,156	4,230
Visio Trust 6.598% due 10/25/2058 þ	1,013	1,024
Wachovia Mortgage Loan Trust LLC 7.507% due 10/20/2035 ~	59	57
WaMu Mortgage Pass-Through Certificates Trust
2.747% due 11/25/2041 ~	2	2
3.879% due 05/25/2037 ~	787	664
4.823% due 05/25/2034 •	14,718	13,608
4.993% due 12/25/2045 •	3,822	3,801
5.033% due 07/25/2045 •	3,787	3,658
5.042% due 10/25/2035 ~	798	718
5.193% due 11/25/2034 •	77	74
5.209% due 09/25/2035 ~	2,900	2,660
5.233% due 10/25/2044 •	210	201
5.293% due 06/25/2044 •	1,014	959
5.433% due 11/25/2034 •	492	461
5.433% due 10/25/2045 •	688	660
5.453% due 07/25/2044 •	10	9
5.500% due 06/25/2033 ~	917	776
5.659% due 03/25/2033 ~	46	45
5.665% due 11/25/2046 •	7,851	6,525
5.703% due 06/25/2034 ~	299	258
5.825% due 08/25/2046 •	4,085	3,698
5.873% due 08/25/2046 •	10,873	9,111
6.139% due 07/25/2034 ~	545	495
6.225% due 06/25/2042 •	52	47
6.225% due 08/25/2042 •	716	685
6.225% due 04/25/2044 •	393	333
6.252% due 08/25/2033 ~	4	4
6.346% due 01/25/2033 ~	686	672
6.507% due 06/25/2034 ~	141	138
6.727% due 10/25/2033 ~	78	66
WaMu Mortgage-Backed Pass-Through Certificates 6.164% due 12/19/2039 ~	98	92
Washington Mutual Mortgage Pass-Through Certificates Trust
5.103% due 10/25/2035 •	301	269
5.500% due 05/25/2035	1,188	1,017
5.500% due 06/25/2035	100	87
5.500% due 11/25/2035	153	129
5.575% due 02/25/2047 •	11,293	10,100
5.655% due 11/25/2046 •	11,872	9,790
5.697% due 02/25/2033 ~	346	324
5.750% due 03/25/2033	63	53
5.765% due 02/25/2033 ~	482	484
6.292% due 12/25/2032 ~	83	77
6.704% due 12/25/2032 ~	75	74
6.737% due 11/25/2030 ~	3	3
7.500% due 04/25/2033 ~	112	40
Wells Fargo Mortgage Loan Trust 4.216% due 09/27/2036 ~	470	459
Wells Fargo Mortgage-Backed Securities Trust 6.944% due 12/25/2036 ~	36	35

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

WSTNTrust 6.297% due 07/05/2037 ~	4,800	4,869

Total Non-Agency Mortgage-Backed Securities (Cost $1,860,289)		1,780,011

ASSET-BACKED SECURITIES 62.9%
AUTOMOBILE ABS OTHER 0.8%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032	466	467
5.215% due 09/15/2032	466	467
AmeriCredit Automobile Receivables Trust 5.203% due 02/18/2028 •	4,415	4,420
Carmax Select Receivables Trust 5.328% due 09/15/2027 •	5,758	5,764
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	1,500	1,507
GM Financial Consumer Automobile Receivables Trust 4.958% due 06/16/2027 •	20,000	20,010
Tesla Electric Vehicle Trust 5.125% due 12/21/2026 •	15,872	15,881
Westlake Automobile Receivables Trust 5.258% due 08/16/2027 •	3,300	3,304
World Omni Auto Receivables Trust 5.028% due 09/15/2027 •	418	418

		52,238

AUTOMOBILE SEQUENTIAL 12.7%
Ally Auto Receivables Trust
4.140% due 07/16/2029	3,500	3,478
4.460% due 07/15/2027	5,600	5,600
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032	1,119	1,122
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028	533	533
American Heritage Auto Receivables Trust 4.830% due 03/15/2028	800	802
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	5,965
5.750% due 02/18/2028	4,824	4,845
Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,848
5.810% due 12/20/2029	1,000	1,030
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028	1,300	1,313
BMW Vehicle Lease Trust
4.180% due 10/25/2027	5,300	5,261
4.290% due 01/25/2027	3,900	3,895
BofA Auto Trust
5.350% due 11/15/2028	1,500	1,519
5.570% due 12/15/2026	2,233	2,242
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	1,300	1,301
4.840% due 09/15/2027	1,900	1,901
5.340% due 04/17/2028	12,800	12,870
5.540% due 02/16/2027	6,285	6,297
CarMax Auto Owner Trust
4.670% due 12/15/2027	2,800	2,805
4.750% due 10/15/2027	4,135	4,143
5.280% due 05/15/2028	4,113	4,149
Carmax Select Receivables Trust
5.400% due 11/15/2028	6,200	6,275
5.780% due 09/15/2027	9,954	10,014
Carvana Auto Receivables Trust
0.800% due 01/10/2027	1,010	994
0.860% due 01/11/2027	599	592
4.260% due 10/10/2029	3,900	3,863
4.310% due 09/10/2030	2,300	2,255
4.530% due 01/10/2029	4,600	4,587
4.610% due 11/10/2027	2,700	2,700
4.620% due 02/10/2028	2,400	2,403
4.640% due 01/10/2030	3,000	2,996
4.740% due 12/10/2030	1,800	1,792
4.840% due 12/10/2027	1,200	1,201
5.080% due 03/11/2030	2,000	2,016
5.210% due 06/10/2030	2,600	2,624
5.330% due 07/10/2029	3,300	3,337
5.500% due 08/10/2027	1,465	1,469
5.620% due 01/10/2029	9,200	9,317
5.630% due 11/10/2027	2,307	2,319
5.710% due 07/10/2028	1,482	1,500
5.710% due 07/10/2029	1,300	1,327
5.740% due 11/13/2029	9,457	9,681
5.770% due 04/12/2027	8,585	8,610

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.820% due 08/10/2028	1,900	1,924
5.900% due 08/10/2027	1,930	1,939
6.090% due 11/10/2026	298	299
6.160% due 10/10/2028	500	508
6.230% due 01/11/2027	280	280
Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,280
4.400% due 11/26/2027	2,000	1,998
5.220% due 07/25/2029	25,000	25,284
5.530% due 09/27/2027	22,503	22,627
5.680% due 01/25/2029	3,000	3,043
Citizens Auto Receivables Trust
5.830% due 02/15/2028	21,600	21,899
5.840% due 01/18/2028	2,375	2,402
CPS Auto Receivables Trust
4.910% due 06/15/2028	2,330	2,334
5.880% due 02/15/2028	17,772	17,875
Drive Auto Receivables Trust
4.500% due 09/15/2028	3,000	2,993
4.940% due 12/15/2027	9,500	9,511
Ent Auto Receivables Trust
6.220% due 08/16/2027	766	768
6.240% due 01/16/2029	2,000	2,029
6.260% due 11/15/2029	1,000	1,024
Enterprise Fleet Financing LLC
4.560% due 11/20/2028	2,700	2,690
4.650% due 05/21/2029	4,526	4,525
4.690% due 07/20/2027	2,500	2,504
4.980% due 08/21/2028	12,600	12,684
5.310% due 04/20/2027	15,100	15,215
Exeter Automobile Receivables Trust
4.450% due 03/15/2028	1,850	1,847
4.790% due 04/15/2027	2,900	2,901
5.280% due 08/15/2030	1,400	1,408
5.600% due 05/17/2027	7,384	7,401
5.650% due 12/15/2027	1,000	1,007
5.820% due 02/15/2027	2,972	2,980
FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	506
5.540% due 04/16/2029	1,200	1,216
5.760% due 11/15/2027	2,145	2,159
FHF Issuer Trust
4.940% due 11/15/2030	1,600	1,597
5.690% due 02/15/2030	2,073	2,094
5.890% due 06/15/2030	1,638	1,659
6.790% due 10/15/2029	1,599	1,629
First Investors Auto Owner Trust 6.440% due 10/16/2028	1,145	1,159
Flagship Credit Auto Trust 5.640% due 03/15/2028	3,459	3,479
Ford Credit Auto Owner Trust
2.040% due 08/15/2031	6,157	6,137
4.070% due 07/15/2029	2,900	2,873
4.320% due 08/15/2027	10,500	10,493
4.590% due 10/15/2027	6,800	6,812
4.610% due 08/15/2029	7,050	7,060
5.530% due 09/15/2028	7,626	7,730
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	1,000	1,001
4.760% due 10/15/2027	3,400	3,404
5.770% due 06/15/2027	3,144	3,157
GLS Auto Select Receivables Trust
4.430% due 12/17/2029	2,900	2,889
5.580% due 06/17/2030	2,680	2,711
5.590% due 10/15/2029	8,454	8,557
6.370% due 06/15/2028	1,446	1,464
GM Financial Automobile Leasing Trust
4.210% due 10/20/2027	5,000	4,975
4.290% due 01/20/2027	3,600	3,597
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,689
4.470% due 02/16/2028	1,700	1,700
4.530% due 10/18/2027	2,400	2,402
5.130% due 04/16/2029	20,000	20,233
5.350% due 06/16/2027	20,000	20,097
GreenState Auto Receivables Trust 5.530% due 08/16/2027	2,291	2,301
Harley Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,146
4.620% due 08/16/2027	21,900	21,931
5.650% due 02/16/2027	2,734	2,745
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	3,000	2,977
5.570% due 09/25/2029	10,000	10,080
Hertz Vehicle Financing LP 1.680% due 12/27/2027	5,321	4,999

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

HondaAuto Receivables Owner Trust
4.330% due 05/15/2029	5,200	5,178
4.560% due 03/15/2027	12,200	12,208
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	45,300	45,709
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,876
4.530% due 09/15/2027	4,400	4,403
4.840% due 03/15/2029	52,300	52,600
LAD Auto Receivables Trust
4.520% due 03/15/2029	1,200	1,195
4.640% due 11/15/2027	2,000	2,001
5.420% due 02/15/2028	600	603
5.460% due 07/16/2029	500	506
5.610% due 08/15/2028	1,200	1,214
5.700% due 03/15/2027	462	464
Lendbuzz Securitization Trust 4.970% due 10/15/2029	1,900	1,900
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	3,600	3,632
5.590% due 02/17/2032	3,564	3,581
Mercedes-Benz Auto Lease Trust 4.570% due 12/15/2026	6,600	6,603
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,790
4.510% due 06/15/2027	2,100	2,101
Octane Receivables Trust 4.940% due 05/20/2030	900	902
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	7,800	7,886
Oscar U.S. Funding LLC
4.470% due 03/12/2029	600	600
4.630% due 12/10/2027	2,300	2,305
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	2,500	2,499
5.040% due 09/15/2027	3,600	3,611
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,500	3,494
4.470% due 12/21/2026	2,400	2,399
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032	476	482
7.130% due 01/26/2032	2,133	2,154
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	700	699
4.880% due 09/15/2027	7,600	7,613
5.630% due 01/16/2029	7,900	8,002
5.910% due 06/15/2027	5,124	5,144
SBNA Auto Lease Trust
5.210% due 04/16/2029	1,100	1,108
5.320% due 12/15/2028	4,200	4,222
5.560% due 11/22/2027	4,700	4,760
5.670% due 11/20/2026	2,524	2,536
5.700% due 03/15/2027	1,568	1,570
6.520% due 04/20/2028	1,000	1,024
SCCU Auto Receivables Trust
5.110% due 06/15/2029	2,800	2,810
5.160% due 05/15/2030	3,200	3,209
5.450% due 12/15/2027	5,525	5,545
5.700% due 10/16/2028	1,500	1,520
5.700% due 08/15/2029	700	712
5.850% due 05/17/2027	1,145	1,149
SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	2,900	2,898
4.710% due 05/22/2028	2,700	2,704
5.890% due 03/22/2027	893	895
Tesla Auto Lease Trust 4.790% due 01/20/2027	2,400	2,404
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,252
5.380% due 02/20/2029	12,500	12,664
5.540% due 12/21/2026	8,253	8,286
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	5,000	4,989
4.550% due 08/16/2027	4,100	4,104
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	325	328
United Auto Credit Securitization Trust 6.170% due 08/10/2026	247	248
Veros Auto Receivables Trust 6.280% due 11/15/2027	478	482
VStrong Auto Receivables Trust 5.790% due 08/16/2027	367	368
Westlake Automobile Receivables Trust
4.710% due 04/17/2028	2,500	2,500
4.820% due 09/15/2027	8,700	8,715
5.560% due 02/15/2028	1,400	1,414

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.750% due 08/16/2027	7,300	7,343
5.960% due 10/15/2026	1,157	1,160
World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,229
5.480% due 09/15/2027	418	419
5.610% due 02/15/2028	903	909
World Omni Select Auto Trust
4.980% due 02/15/2030	20,000	20,111
5.370% due 02/15/2028	20,000	20,084

		888,653

CMBS OTHER 2.5%
ACREC LLC 6.627% due 02/19/2038 •	2,898	2,913
Arbor Realty Commercial Real Estate Notes Ltd.
5.482% due 12/15/2035 •	3,038	3,046
6.247% due 05/15/2037 •	26,084	26,166
AREIT LLC 6.494% due 08/17/2041 •	3,056	3,070
BDS Ltd. 5.840% due 12/16/2036 •	7,150	7,154
BPCRE Ltd. 6.775% due 01/16/2037 •	1,005	1,012
BSPRT Issuer Ltd. 5.832% due 12/15/2038 •	8,759	8,781
BXMT Ltd. 5.896% due 11/15/2037 •	12,037	11,924
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •	1,905	1,908
LCCM Trust 5.962% due 11/15/2038 •	8,326	8,360
Lument Finance Trust, Inc. 5.682% due 06/15/2039 •	437	437
MF1 LLC
6.103% due 03/19/2039 •	3,500	3,511
6.516% due 06/19/2037 •	16,357	16,383
MF1 Ltd.
5.570% due 10/16/2036 •	17,914	17,875
5.590% due 07/16/2036 •	12,293	12,308
5.716% due 02/19/2037 •	24,307	24,308
6.196% due 12/15/2035 •	9,154	9,168
PFP Ltd. 6.315% due 09/17/2039 •	4,390	4,427
Ready Capital Mortgage Financing LLC 6.713% due 10/25/2039 •	1,770	1,779
TPG Real Estate Finance Issuer Ltd.
5.696% due 03/15/2038 •	3,441	3,443
6.032% due 02/15/2039 •	6,292	6,338

		174,311

CREDIT CARD BULLET 0.4%
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027	15,639	15,582
Synchrony Card Funding LLC 3.370% due 04/15/2028	11,500	11,457

		27,039

CREDIT CARD OTHER 0.8%
Golden Credit Card Trust
1.140% due 08/15/2028	26,900	25,461
1.970% due 01/15/2029	33,100	31,343

		56,804

HOME EQUITY OTHER 19.0%
Aames Mortgage Investment Trust 5.368% due 10/25/2035 •	1,900	1,820
ABFC Trust
4.733% due 11/25/2036 •	7,778	4,869
4.933% due 09/25/2036 •	4,060	3,983
5.133% due 03/25/2032 •	160	157
5.133% due 04/25/2033 •	452	447
5.453% due 05/25/2037 •	12,189	8,607
5.703% due 06/25/2037 •	7,618	5,433
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	499	377
Accredited Mortgage Loan Trust
4.713% due 09/25/2036 •	353	350
5.564% due 04/25/2035 •	893	915
ACE Securities Corp. Home Equity Loan Trust
4.813% due 10/25/2036 •	14,909	5,048
4.893% due 01/25/2037 •	22,770	4,964

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.893% due 05/25/2037 •	57,246	8,783
5.353% due 09/25/2033 •	760	749
5.503% due 12/25/2033 •	478	481
5.503% due 07/25/2034 •	14	14
7.648% due 06/25/2034 •	680	550
AFC Home Equity Loan Trust 5.053% due 06/25/2028 •	66	65
American Home Mortgage Investment Trust 4.633% due 08/25/2035 •	3	3
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.271% due 06/25/2034 •	2,704	2,533
5.323% due 10/25/2035 •	11,827	11,573
5.368% due 01/25/2035 •	235	234
5.398% due 07/25/2035 •	511	506
5.503% due 11/25/2034 •	8,011	7,855
5.563% due 03/25/2035 •	4,117	4,044
6.508% due 11/25/2034 •	3,844	3,340
Amortizing Residential Collateral Trust 5.453% due 10/25/2034 •	1,523	1,508
Argent Securities Trust
4.613% due 10/25/2036 •	18,348	5,347
4.693% due 10/25/2036 •	3,044	887
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.923% due 01/25/2036 •	8,342	8,234
5.188% due 10/25/2035 •	176	173
5.218% due 10/25/2035 •	37,500	34,162
5.578% due 05/25/2034 •	1,231	1,011
Asset-Backed Securities Corp. Home Equity Loan Trust
3.716% due 01/25/2036 •	10,651	10,331
5.032% due 06/15/2031 •	111	109
5.158% due 11/25/2035 •	16,792	16,622
5.862% due 04/15/2033 •	13	13
Bayview Financial Acquisition Trust 5.059% due 12/28/2036 •	7,064	5,915
Bear Stearns Asset-Backed Securities Trust
3.014% due 09/25/2034 •	16	15
4.593% due 01/25/2037 •	1,044	1,004
4.773% due 08/25/2036 •	286	274
4.776% due 11/25/2035 •	742	737
5.003% due 10/25/2036 •	15,882	14,824
5.103% due 01/25/2047 •	6,966	5,579
5.253% due 10/27/2032 •	4	4
5.351% due 01/25/2035 •	2,364	2,400
5.353% due 12/25/2033 •	209	211
5.411% due 03/25/2035 •	8,392	8,322
5.453% due 10/25/2037 •	5,397	4,612
5.453% due 11/25/2042 •	44	43
5.501% due 06/25/2043 ~	466	409
5.547% due 01/25/2034 •	1,136	1,132
5.633% due 06/25/2043 •	242	239
5.703% due 08/25/2037 •	2,108	2,078
5.953% due 11/25/2042 •	27	27
6.178% due 08/25/2034 •	19	18
BNC Mortgage Loan Trust 4.663% due 07/25/2037 •	63,625	57,556
Centex Home Equity Loan Trust
4.564% due 06/25/2034 •	217	210
5.473% due 03/25/2035 •	1,413	1,352
5.488% due 09/25/2034 •	7	7
Chase Funding Trust
4.537% due 09/25/2032	1	1
5.033% due 11/25/2034 •	1	1
5.353% due 05/25/2033 •	634	624
Citigroup Global Markets Mortgage Securities 7.000% due 12/25/2027	341	89
Citigroup Mortgage Loan Trust
4.613% due 01/25/2037 •	539	385
4.733% due 01/25/2037 •	9,737	8,913
4.773% due 09/25/2036 •	9,216	8,030
4.973% due 03/25/2036 •	3,747	3,384
7.828% due 12/25/2033 •	2,754	2,757
Countrywide Asset-Backed Certificates Trust
4.028% due 01/25/2037 •	2,873	2,812
4.130% due 12/25/2034 •	370	357
4.246% due 12/25/2035 •	7,238	7,072
4.246% due 02/25/2036 •	6,250	5,539
4.304% due 01/25/2037 •	737	736
4.653% due 10/25/2047 •	12,372	11,578
4.733% due 06/25/2035 •	15,245	13,645
4.743% due 10/25/2047 •	47,529	40,486
4.753% due 09/25/2046 •	21	21
4.873% due 08/25/2034 •	6,546	6,362
4.893% due 06/25/2047 •	15,432	14,422
4.953% due 04/25/2046 •	5,473	5,318
5.013% due 04/25/2034 •	379	347
5.038% due 06/25/2036 •	16,239	15,791

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.125% due 12/25/2034 ~	841	837
5.143% due 04/25/2036 •	4,627	4,483
5.143% due 05/25/2036 •	42	42
5.173% due 05/25/2036 •	50,400	47,508
5.193% due 12/25/2034 •	12	12
5.193% due 08/25/2047 •	499	482
5.233% due 11/25/2034 •	2,289	2,194
5.233% due 05/25/2036 •	32,300	27,309
5.353% due 05/25/2032 •	123	123
5.353% due 06/25/2034 •	609	601
5.423% due 08/25/2047 •	3,000	2,534
5.428% due 10/25/2034 •	434	439
5.453% due 09/25/2032 •	114	115
5.548% due 02/25/2036 •	4,003	3,277
5.548% due 04/25/2036 •	5,500	5,224
5.593% due 08/25/2035 •	11,400	11,354
6.547% due 05/25/2036 þ	296	235
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	14	14
Credit-Based Asset Servicing & Securitization LLC
2.946% due 05/25/2036 •	4,238	2,809
3.429% due 12/25/2035 •	1,377	1,296
6.780% due 05/25/2035 þ	182	162
Credit-Based Asset Servicing & Securitization Trust 3.412% due 04/25/2037 þ	1,754	1,703
Ellington Loan Acquisition Trust 5.953% due 05/25/2037 •	2,069	2,015
EMC Mortgage Loan Trust 5.953% due 08/25/2040 •	141	142
Encore Credit Receivables Trust
5.143% due 07/25/2035 •	294	285
5.383% due 11/25/2035 •	11,430	10,746
5.503% due 01/25/2036 •	12,708	10,494
EquiFirst Mortgage Loan Trust 9.553% due 10/25/2034 •	2,281	1,877
Equity One Mortgage Pass-Through Trust 2.880% due 07/25/2034 •	2	2
First NLC Trust
4.593% due 08/25/2037 •	24,528	12,187
4.733% due 08/25/2037 •	1,340	666
Fremont Home Loan Trust
4.593% due 01/25/2037 •	7,624	3,846
4.723% due 10/25/2036 •	27,270	24,238
5.308% due 07/25/2034 •	3,182	2,979
5.428% due 06/25/2035 •	12,456	10,168
GSAA Home Equity Trust
5.093% due 10/25/2035 •	1,088	1,122
5.128% due 10/25/2035 •	3,600	3,450
5.158% due 10/25/2035 •	4,148	3,717
5.878% due 12/25/2034 •	3,777	3,287
6.114% due 06/25/2034 þ	4,009	3,877
GSAMP Trust
2.358% due 10/25/2036 •	5,045	24
4.593% due 12/25/2036 •	764	404
4.903% due 06/25/2036 •	13,061	10,583
5.098% due 11/25/2035 •	25	23
5.188% due 09/25/2035 •	5,502	5,396
Home Equity Asset Trust
5.053% due 11/25/2032 •	4	3
5.353% due 12/25/2035 •	6,125	6,064
5.368% due 03/25/2035 •	3,370	3,300
5.373% due 02/25/2033 •	1	1
5.653% due 07/25/2035 •	1,389	1,366
Home Equity Loan Trust 4.643% due 04/25/2037 •	2,477	2,335
Home Equity Mortgage Loan Asset-Backed Trust
3.545% due 06/25/2031 •	322	324
3.588% due 07/25/2034 •	209	200
4.613% due 07/25/2037 •	80	43
10.417% due 02/25/2030 þ	211	111
HSI Asset Loan Obligation Trust 4.341% due 12/25/2036 •	9	3
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(e)	4,203	1,098
4.653% due 07/25/2036 •	2,089	897
5.038% due 01/25/2036 •	818	807
IXIS Real Estate Capital Trust
4.653% due 01/25/2037 •	15,137	5,201
4.773% due 08/25/2036 •	21,368	5,826
4.913% due 01/25/2037 •	41,214	14,163
JP Morgan Mortgage Acquisition Corp.
5.083% due 05/25/2035 •	21,779	20,404
5.428% due 12/25/2035 •	5,000	4,626
6.253% due 07/25/2035 •	10,000	8,903
JP Morgan Mortgage Acquisition Trust
4.613% due 08/25/2036 •	455	199

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.673% due 08/25/2036 •	549	400
4.753% due 03/25/2037 •	3,851	3,705
4.823% due 03/25/2037 •	20,645	17,468
Long Beach Mortgage Loan Trust
4.753% due 05/25/2036 •	12,888	6,786
4.753% due 09/25/2036 •	1,148	723
4.773% due 11/25/2036 •	13,019	3,884
4.813% due 05/25/2046 •	40,156	12,154
5.013% due 10/25/2034 •	671	651
5.073% due 08/25/2033 •	695	681
5.158% due 08/25/2045 •	15,859	13,392
5.308% due 07/25/2034 •	4,421	4,281
5.503% due 10/25/2034 •	3	3
5.503% due 06/25/2035 •	13,628	13,222
5.878% due 03/25/2032 •	25	27
MASTR Asset-Backed Securities Trust
4.174% due 08/25/2033 •	591	626
4.713% due 08/25/2036 •	13,455	6,615
4.953% due 12/25/2034 •	264	262
5.003% due 10/25/2034 •	414	399
5.153% due 09/25/2034 •	486	418
5.353% due 10/25/2035 •	1,950	1,749
5.553% due 08/25/2037 •	11,301	8,799
10.453% due 11/25/2032 •	3,745	3,553
MASTR Specialized Loan Trust 5.728% due 05/25/2037 •	236	42
Meritage Mortgage Loan Trust 5.248% due 11/25/2035 •	6,043	5,712
Merrill Lynch First Franklin Mortgage Loan Trust
4.713% due 06/25/2037 •	1,358	1,357
7.453% due 10/25/2037 •	93	89
Merrill Lynch Mortgage Investors Trust
4.573% due 10/25/2037 •	5,873	876
4.613% due 09/25/2037 •	125	25
4.633% due 06/25/2037 •	6,438	1,699
4.953% due 05/25/2037 •	15,252	1,662
5.578% due 08/25/2036 •	551	631
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 05/25/2037 •	70	61
4.553% due 11/25/2036 •	7,257	3,397
4.583% due 01/25/2037 •	53,861	20,239
4.753% due 06/25/2036 •	452	381
4.793% due 03/25/2037 •	19,424	8,204
4.933% due 06/25/2036 •	5,670	4,818
4.948% due 03/25/2036 •	19,088	16,216
4.993% due 02/25/2036 •	2,492	2,316
4.993% due 03/25/2036 •	5,350	4,394
5.008% due 01/25/2036 •	7,117	5,696
5.113% due 11/25/2035 •	6,289	6,055
5.133% due 08/25/2034 •	753	694
5.308% due 07/25/2034 •	6,519	6,589
5.338% due 11/25/2034 •	1,651	1,551
5.443% due 03/25/2035 •	2,588	2,498
5.488% due 03/25/2035 •	3,788	3,326
6.453% due 07/25/2037 •	349	283
Morgan Stanley Dean Witter Capital, Inc. Trust
5.803% due 02/25/2033 •	26	26
6.103% due 01/25/2032 •	47	96
Morgan Stanley Mortgage Loan Trust
4.773% due 11/25/2036 •	549	42
4.973% due 10/25/2036 •	1,207	340
Nationstar Home Equity Loan Trust
4.873% due 03/25/2037 •	5,632	5,370
5.008% due 09/25/2036 •	5,483	5,161
New Century Home Equity Loan Trust
3.550% due 06/20/2031 ~	1,104	1,014
4.813% due 05/25/2036 •	63	62
5.128% due 02/25/2036 •	6,462	6,201
5.233% due 03/25/2035 •	1,980	1,946
5.650% due 08/25/2034 ~	56	59
6.403% due 07/25/2035 •	23,625	19,274
Newcastle Mortgage Securities Trust 5.173% due 03/25/2036 •	7,700	7,535
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.948% due 03/25/2036 •	7,124	6,539
NovaStar Mortgage Funding Trust
4.653% due 03/25/2037 •	10	3
4.753% due 09/25/2037 •	10,337	9,022
5.188% due 01/25/2036 •	25,000	23,968
5.193% due 02/25/2034 •	5,838	5,776
5.553% due 02/25/2034 •	5	5
Option One Mortgage Loan Trust
4.993% due 01/25/2036 •	25,000	23,276
5.233% due 02/25/2035 •	401	379
5.248% due 05/25/2034 •	8	8
5.953% due 02/25/2035 •	2,932	1,975

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

OptionOne Mortgage Loan Trust Asset-Backed Certificates
4.985% due 08/20/2030 •	1	1
5.353% due 08/25/2033 •	26	28
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.503% due 10/25/2034 •	3,716	3,657
Popular ABS Mortgage Pass-Through Trust
3.311% due 01/25/2036 þ	148	135
3.430% due 11/25/2035 •	4,008	3,552
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	2,006	1,997
6.025% due 02/25/2044 ~	827	831
6.141% due 04/25/2044 ~	5,732	5,768
Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	14	14
5.553% due 09/25/2037 •	672	277
5.653% due 08/25/2032 •	462	442
5.693% due 03/25/2033 •	7	7
5.784% due 11/25/2034 þ	3,846	3,320
Residential Asset Mortgage Products Trust
4.993% due 02/25/2036 •	11,734	11,249
5.053% due 02/25/2036 •	338	337
Residential Asset Securities Corp. Trust
4.723% due 08/25/2036 •	3,680	3,610
4.743% due 06/25/2033 •	423	386
4.743% due 08/25/2036 •	18,508	16,343
5.098% due 01/25/2036 •	8,683	8,486
5.603% due 06/25/2035 •	3,500	3,461
6.103% due 07/25/2035 •	799	793
6.328% due 07/25/2035 •	3,000	2,768
6.373% due 07/25/2035 •	1,645	1,641
6.403% due 11/25/2034 •	2,653	2,675
SACO Trust
4.813% due 05/25/2036 •	64	97
4.973% due 06/25/2036 •	15	14
5.203% due 07/25/2035 •	53	52
Saxon Asset Securities Trust
0.312% due 08/25/2035 •	3,480	3,582
0.916% due 03/25/2035 •	1,792	1,547
1.079% due 11/25/2035 •	758	516
4.693% due 05/25/2047 •	5,885	4,154
4.763% due 09/25/2037 •	652	620
6.203% due 12/25/2037 •	6,641	6,247
7.041% due 12/25/2032 •	2,971	2,686
Securitized Asset-Backed Receivables LLC Trust
4.633% due 05/25/2037 •	19,574	14,678
4.733% due 09/25/2036 •	11,694	6,584
4.753% due 12/25/2036 •	18,188	8,696
5.233% due 02/25/2034 •	1,259	1,275
SG Mortgage Securities Trust 4.713% due 07/25/2036 •	46,443	19,309
Soundview Home Loan Trust
4.533% due 06/25/2037 •	3,334	2,200
4.623% due 07/25/2037 •	24,301	21,158
4.623% due 08/25/2037 •	21,297	18,086
4.703% due 08/25/2037 •	3,000	2,703
4.828% due 07/25/2036 •	11,122	9,168
5.068% due 02/25/2036 •	11,207	9,969
5.158% due 11/25/2035 •	678	670
5.353% due 10/25/2037 •	59,765	47,469
5.428% due 03/25/2036 •	2,200	2,043
5.453% due 09/25/2037 •	7,454	5,229
5.753% due 11/25/2033 •	7	8
Structured Asset Investment Loan Trust
5.218% due 08/25/2035 •	555	537
5.728% due 12/25/2034 •	813	778
7.378% due 04/25/2033 •	3,731	3,798
Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 12/25/2034 •	778	765
4.608% due 09/25/2036 •	6,196	3,741
4.613% due 01/25/2037 •	4,146	3,950
4.713% due 05/25/2047 •	21,126	18,123
5.578% due 04/25/2035 •	361	363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	4	4
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	818	824
6.290% due 05/25/2064 ~	5,199	5,248
Washington Mutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •	75	26

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

WellsFargo Home Equity Asset-Backed Securities Trust 4.798% due 01/25/2037 •	4,631	4,530

		1,331,801

HOME EQUITY SEQUENTIAL 0.1%
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	82	78
Finance of America Structured Securities Trust 4.000% due 10/01/2034 ~	5,186	5,129
JP Morgan Mortgage Acquisition Trust 4.733% due 03/25/2047 •	3,507	3,297
Wells Fargo Home Equity Asset-Backed Securities Trust 5.093% due 03/25/2037 •	230	216

		8,720

MANUFACT HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	25	24

MANUFACT HOUSE SEQUENTIAL 0.1%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	981	986
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,467	4,364

		5,350

WHOLE LOAN COLLATERAL 5.2%
Bear Stearns Asset-Backed Securities Trust
4.953% due 05/25/2037 •	536	523
5.287% due 07/25/2036 ~	16	16
Citigroup Mortgage Loan Trust
4.858% due 06/25/2037 •	24,348	22,972
4.873% due 08/25/2036 •	7,244	7,091
4.918% due 08/25/2036 •	11,277	9,908
6.050% due 08/25/2035 þ	188	180
6.129% due 08/25/2035 þ	1,042	933
First Franklin Mortgage Loan Trust
4.573% due 11/25/2036 •	33,342	30,188
4.673% due 12/25/2037 •	35,149	32,942
4.703% due 06/25/2036 •	688	684
4.763% due 11/25/2036 •	25,256	20,805
4.773% due 06/25/2036 •	9,636	9,458
5.128% due 11/25/2035 •	963	945
5.203% due 12/25/2035 •	14,928	14,396
6.328% due 03/25/2034 •	1,765	1,650
6.328% due 07/25/2034 •	2,017	2,008
Lehman XS Trust
4.853% due 06/25/2046 •	4,897	4,349
4.873% due 04/25/2036 •	2,135	1,780
4.913% due 03/25/2036 •	6,980	6,970
4.933% due 03/25/2037 •	10,610	9,662
5.053% due 06/25/2037 •	20,079	17,548
PRET LLC
3.721% due 07/25/2051 þ	14,848	14,815
4.744% due 07/25/2051 þ	5,566	5,537
4.843% due 09/25/2051 þ	23,992	23,881
4.868% due 07/25/2051 þ	3,152	3,150
5.000% due 06/25/2052 þ	393	394
5.487% due 10/25/2051 ~	990	990
5.487% due 10/25/2051 þ	12,649	12,657
5.851% due 12/25/2054 «þ	3,900	3,894
5.926% due 10/25/2054 þ	2,452	2,441
5.963% due 09/25/2054 þ	2,172	2,155
7.021% due 02/25/2054 þ	9,532	9,579
7.125% due 04/25/2054 þ	994	998
7.143% due 01/25/2054 þ	1,402	1,417
7.143% due 03/25/2054 þ	2,839	2,851
PRPM LLC
3.720% due 02/25/2027 þ	9,232	9,212
5.487% due 11/25/2026 þ	967	968
RAAC Trust
6.553% due 05/25/2044 •	500	493
8.203% due 12/25/2035 •	1,447	1,529
Residential Asset Mortgage Products Trust
5.053% due 05/25/2036 •	19,090	15,946
5.233% due 09/25/2035 •	2,450	2,353
Securitized Asset-Backed Receivables LLC Trust
4.553% due 10/25/2036 •	4,340	1,436
4.953% due 03/25/2036 •	3,299	2,026
Specialty Underwriting & Residential Finance Trust
4.683% due 04/25/2037 •	8,353	5,969
4.733% due 06/25/2037 •	24,856	23,344

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.753% due 06/25/2037 •	17,674	10,138
5.353% due 06/25/2036 •	9,169	8,728

		361,909

OTHER ABS 21.3%
37 Capital CLO Ltd.
5.936% due 10/15/2034 •	2,900	2,910
5.946% due 07/15/2034 •	1,600	1,605
6.456% due 01/15/2034 •	5,000	5,012
522 Funding CLO Ltd.
5.758% due 10/23/2034 •	2,600	2,604
5.959% due 04/20/2030 •	459	460
ACAS CLO Ltd. 5.784% due 10/18/2028 •	292	292
ACHV ABS Trust
5.010% due 12/26/2031	380	380
5.900% due 04/25/2031	188	190
Affirm Asset Securitization Trust 5.220% due 12/17/2029	3,500	3,506
AIMCO CLO 5.897% due 10/17/2034 •	4,300	4,315
Allegro CLO Ltd. 5.867% due 01/19/2033 •	1,000	1,001
American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •	615	616
5.760% due 01/20/2035 •	2,400	2,400
AMSR Trust
1.632% due 07/17/2037	25,748	25,394
2.033% due 07/17/2037	11,000	10,823
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •	1,000	1,000
5.756% due 10/15/2031 •	20,187	20,218
6.072% due 04/22/2034 •	2,700	2,706
6.317% due 04/20/2037 •	11,800	11,885
Apex Credit CLO Ltd.
5.857% due 10/20/2031 •	9,683	9,701
6.417% due 04/20/2036 •	6,400	6,463
Apidos CLO 5.939% due 04/20/2031 •	995	997
Ares CLO Ltd.
5.703% due 10/28/2034 •	6,700	6,721
5.967% due 04/17/2033 •	15,300	15,331
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •	7,400	7,399
Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •	7,900	7,918
6.059% due 01/16/2030 •	38	38
Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(c)	4,000	4,000
5.485% due 10/21/2034 •	3,700	3,700
5.671% due 10/23/2034 •	1,000	1,002
5.759% due 10/20/2034 •	6,800	6,814
5.836% due 10/23/2034 •	2,600	2,607
5.857% due 07/19/2034 •	4,300	4,312
6.009% due 10/20/2034 •	1,000	999
6.209% due 10/20/2034 •	1,000	1,004
Barings CLO Ltd. 6.044% due 01/18/2035 •	3,700	3,707
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •	24,000	24,036
Benefit Street Partners CLO Ltd.
5.967% due 04/20/2034 •	8,500	8,520
5.979% due 01/20/2031 •	440	441
Betony CLO Ltd. 5.931% due 04/30/2031 •	1,874	1,878
BHG Securitization Trust 1.420% due 11/17/2033	1,043	1,019
BlueMountain CLO Ltd.
5.723% due 11/15/2030 •	734	736
5.816% due 10/25/2030 •	5,655	5,666
Canyon CLO Ltd. 5.514% due 07/15/2034 •	1,000	1,000
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •	30,000	30,146
Carlyle CLO Ltd. 5.881% due 04/30/2031 •	3,403	3,409
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •	8,300	8,301
5.835% due 05/15/2031 •	4,194	4,203
5.837% due 07/20/2032 •	912	914
5.879% due 04/17/2031 •	486	486
5.929% due 07/27/2031 •	2,594	2,598
6.058% due 07/15/2031 •	6,549	6,561
CarlyleU.S. CLO Ltd. 5.806% due 10/15/2031 •	5,119	5,128

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

CarVal CLO Ltd. 5.877% due 07/16/2031 •	4,304	4,314
Cathedral Lake Ltd. 6.099% due 01/20/2035 •	3,300	3,306
CBAM Ltd. 5.979% due 07/20/2031 •	12,030	12,055
Cedar Funding CLO Ltd. 6.009% due 07/17/2031 •	3,670	3,677
CIFC Funding Ltd.
5.829% due 04/20/2030 •	585	586
5.846% due 10/24/2030 •	1,396	1,399
5.894% due 10/18/2030 •	3,450	3,456
6.058% due 07/15/2036 •	7,000	7,010
College Avenue Student Loans LLC
1.600% due 07/25/2051	7,181	6,453
3.280% due 12/28/2048	7,404	6,957
4.130% due 12/26/2047	3,861	3,717
5.653% due 12/26/2047 •	2,829	2,826
5.802% due 07/25/2051 •	4,284	4,266
6.469% due 05/25/2055 •	1,117	1,143
CoreVest American Finance Trust 1.358% due 08/15/2053	4,341	4,184
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •	3,700	3,706
Crown Point CLO Ltd. 5.847% due 10/20/2031 •	2,712	2,716
Dell Equipment Finance Trust 4.690% due 08/22/2030	6,200	6,213
Dewolf Park CLO Ltd. 5.838% due 10/15/2030 •	570	571
Diameter Capital CLO Ltd.
6.266% due 04/15/2037 •	11,700	11,723
6.486% due 01/15/2037 •	50,000	50,443
Dryden Senior Loan Fund
5.687% due 04/20/2034 «•	1,000	1,000
5.767% due 10/19/2029 •	6,854	6,868
5.806% due 07/15/2030 •	4,960	4,970
5.898% due 04/15/2028 •	274	274
5.938% due 04/15/2029 •	299	299
ECMC Group Student Loan Trust
5.683% due 01/27/2070 •	5,877	5,869
5.833% due 11/25/2069 •	4,954	4,983
Elevation CLO Ltd.
5.467% due 07/25/2034 •(c)	6,100	6,100
5.926% due 01/25/2035 •	6,600	6,647
6.079% due 10/20/2034 •	9,800	9,816
6.226% due 01/25/2035 •	1,000	1,001
6.476% due 01/25/2035 •	1,000	1,003
FirstKey Homes Trust 1.339% due 08/17/2037	2,947	2,887
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •	3,000	3,009
Gallatin CLO Ltd. 6.008% due 07/15/2031 •	9,821	9,841
Generate CLO Ltd. 6.447% due 10/20/2036 •	50,000	50,231
GoldenTree Loan Management U.S. CLO Ltd.
5.752% due 10/20/2034 •	1,000	1,004
5.785% due 04/24/2031 •	16,638	16,658
6.287% due 01/20/2034 •	7,700	7,715
Golub Capital Partners Static Ltd. 5.847% due 04/20/2033 •	4,444	4,447
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027	14,300	14,417
GreenSky Home Improvement Trust
5.150% due 10/27/2059	1,000	997
5.550% due 06/25/2059	500	505
5.880% due 06/25/2059	2,203	2,215
Greywolf CLO Ltd.
5.909% due 04/26/2031 •	4,558	4,566
6.183% due 04/22/2033 •	6,400	6,422
6.743% due 04/22/2033 •	2,700	2,700
Home Partners of America Trust 2.200% due 01/17/2041	5,263	4,714
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •	6,700	6,700
Jamestown CLO Ltd.
5.583% due 07/25/2034 •	6,500	6,500
5.896% due 07/25/2035 •	6,700	6,719
KKR CLO Ltd.
5.834% due 07/18/2030 •	347	348
5.918% due 04/15/2031 •	626	627
6.087% due 02/09/2035 •	6,000	6,026
LCMLoan Income Fund Ltd. 5.909% due 04/20/2031 •	8,116	8,121

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

LCM Ltd.
5.717% due 07/20/2030 •	3,531	3,532
5.897% due 07/20/2034 •	40,900	41,024
5.949% due 10/20/2029 •	19	19
5.949% due 01/20/2031 •	1,328	1,330
5.959% due 04/20/2031 •	1,026	1,027
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	152	152
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	516	507
Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,573
5.530% due 06/21/2032	800	810
Madison Park Funding Ltd.
5.812% due 10/18/2030 •	7,368	7,380
5.819% due 10/21/2030 •	2,683	2,684
5.849% due 07/27/2031 •	1,842	1,846
5.869% due 04/20/2032 •	2,324	2,331
5.882% due 10/22/2034 •	1,000	1,003
5.909% due 04/20/2030 •	1,033	1,034
5.998% due 10/15/2032 •	12,000	12,025
Magnetite Ltd.
5.806% due 10/15/2031 •	3,020	3,026
5.897% due 07/25/2031 •	3,527	3,533
6.087% due 01/25/2032 •	787	789
Marathon CLO Ltd.
5.856% due 04/15/2032 •	4,691	4,699
5.997% due 01/20/2033 •	7,400	7,409
Marble Point CLO Ltd. 5.817% due 01/20/2032 •	893	894
Marlette Funding Trust 7.130% due 12/15/2033	2,231	2,265
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •	95	95
Mountain View CLO Ltd. 6.038% due 07/15/2031 •	732	733
Mountain View ClO Ltd. 6.077% due 10/15/2034 •	6,300	6,310
Mountain View CLO Ltd. 6.116% due 04/15/2034 •	3,400	3,413
Nassau Ltd. 6.168% due 01/15/2030 •	85	85
Navient Private Education Loan Trust
3.910% due 12/15/2045	910	904
5.962% due 07/16/2040 •	1,663	1,668
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,045	970
1.330% due 04/15/2069	1,232	1,116
1.690% due 05/15/2069	840	775
2.600% due 08/15/2068	1,416	1,346
5.512% due 04/15/2069 •	1,386	1,386
Navient Student Loan Trust
5.492% due 12/15/2059 •	2,657	2,656
5.733% due 12/27/2066 •	6,439	6,472
6.298% due 03/15/2072 •	6,644	6,690
7.230% due 03/15/2072	4,300	4,431
Nelnet Student Loan Trust
5.483% due 09/25/2065 •	6,008	6,003
5.583% due 06/27/2067 •	14,493	14,496
6.640% due 02/20/2041	3,440	3,491
6.805% due 02/20/2041 •	3,700	3,707
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •	645	645
Northwoods Capital Ltd.
5.549% due 06/15/2031 •	3,774	3,781
5.766% due 11/13/2031 •	881	883
Ocean Trails CLO
5.946% due 07/15/2034 •	7,500	7,523
5.956% due 10/15/2034 •	1,000	1,003
OCP CLO Ltd.
5.959% due 04/26/2031 •	2,807	2,813
5.999% due 07/20/2029 •	395	396
Octagon Investment Partners Ltd.
5.767% due 10/20/2030 •	4,242	4,249
5.888% due 04/15/2031 •	2,605	2,610
OFSI BSL X Ltd. 5.824% due 04/20/2034 •	5,200	5,211
OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,791	1,721
6.098% due 09/15/2036 •	6,000	6,109
Oportun Issuance Trust 6.334% due 04/08/2031	156	157
OSD CLO Ltd. 5.779% due 04/17/2031 ~	5,205	5,214
OZLMLtd.
5.767% due 07/20/2030 •	731	732

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.817% due 10/20/2031 •	3,397	3,403
5.938% due 04/15/2031 •	2,295	2,300
Pagaya AI Debt Selection Trust
5.065% due 03/15/2032	1,977	1,979
5.183% due 06/15/2032	2,800	2,802
5.331% due 01/15/2032	1,523	1,528
6.093% due 11/15/2031	667	674
6.117% due 12/15/2031	11,339	11,464
6.258% due 10/15/2031	1,890	1,902
6.278% due 10/15/2031	710	718
6.319% due 08/15/2031	829	837
8.050% due 03/15/2030 ~	1,800	1,811
8.462% due 12/16/2030 ~	3,514	3,542
8.954% due 07/15/2030 ~	211	213
Palmer Square CLO Ltd. 5.937% due 04/20/2035 •	15,600	15,646
Palmer Square Loan Funding Ltd.
5.679% due 07/20/2029 •	279	279
5.718% due 10/15/2029 •	1,031	1,032
Pikes Peak CLO
5.852% due 10/11/2034 •	6,000	6,016
5.866% due 07/15/2034 •	6,100	6,117
Rad CLO Ltd.
5.856% due 04/25/2032 •	2,740	2,746
6.016% due 07/24/2032 •	12,443	12,446
6.216% due 01/25/2033 •	7,800	7,815
Reach ABS Trust 5.880% due 07/15/2031	1,007	1,013
Regatta Funding Ltd.
5.826% due 10/25/2031 •	7,430	7,443
5.856% due 01/15/2033 •	7,100	7,122
5.937% due 04/20/2035 •	2,100	2,104
Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,804
5.830% due 07/15/2036	900	919
Romark CLO Ltd. 5.909% due 04/20/2031 •	7,495	7,510
Sandstone Peak Ltd. 5.936% due 10/15/2034 •	6,300	6,323
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	5,963	5,731
SLC Student Loan Trust 5.970% due 06/15/2040 •	1,706	1,696
SLM Private Credit Student Loan Trust 4.950% due 06/15/2039 •	1,000	963
SLM Student Loan Trust
6.270% due 12/15/2033 •	10,588	10,467
6.345% due 07/25/2049	4,698	4,659
7.145% due 01/27/2025	2,614	2,621
SMB Private Education Loan Trust
1.600% due 09/15/2054	12,748	11,829
2.880% due 09/15/2034	211	209
3.940% due 02/16/2055	11,961	11,456
5.060% due 03/16/2054	3,521	3,493
5.303% due 09/15/2054 •	5,399	5,378
5.380% due 01/15/2053	354	355
5.380% due 07/15/2053	37,962	38,033
5.500% due 06/17/2052	3,550	3,575
5.698% due 06/17/2052 •	841	844
5.698% due 07/15/2053 •	18,981	19,115
6.048% due 02/16/2055 •	14,424	14,626
6.448% due 05/16/2050 •	750	762
SoFi Professional Loan Program LLC 2.370% due 11/16/2048	11,470	10,948
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	861	796
Sound Point CLO Ltd.
5.859% due 10/20/2030 •	5,433	5,441
5.867% due 07/25/2030 •	4,447	4,451
5.906% due 01/25/2032 •	4,590	4,596
5.918% due 04/15/2031 •	8,639	8,655
5.979% due 07/26/2031 •	4,795	4,805
5.999% due 01/21/2031 •	2,858	2,864
6.044% due 04/18/2031 •	7,395	7,410
6.067% due 10/25/2034 •	3,500	3,506
6.088% due 07/15/2034 •	7,000	7,014
Steele Creek CLO Ltd.
5.928% due 04/15/2031 •	10,649	10,666
5.949% due 04/21/2031 •	1,470	1,473
6.168% due 10/15/2030 •	2,216	2,219
Symphony CLO Ltd.
5.812% due 04/18/2033 •	2,400	2,408
6.417% due 01/20/2037 •	1,700	1,717
T-Mobile U.S. Trust 4.250% due 05/21/2029	2,700	2,683

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •	9,316	9,332
TCW CLO Ltd. 5.784% due 08/16/2034 •	7,200	7,217
Tesla Sustainable Energy Trust
4.830% due 12/03/2025	354	355
5.290% due 06/20/2050	600	594
TIAA CLO Ltd.
5.757% due 01/20/2032 •	22,409	22,441
6.059% due 01/16/2031 •	260	261
Tralee Clo Ltd. 5.846% due 10/25/2032 •	1,000	1,002
Trestles CLO Ltd. 6.049% due 10/20/2034 •	2,400	2,404
Tricon American Homes
1.499% due 07/17/2038	26,306	25,227
2.049% due 07/17/2038	5,280	5,049
2.249% due 07/17/2038	3,300	3,154
Trinitas CLO Ltd.
5.466% due 10/20/2033 •	6,900	6,900
5.956% due 01/25/2034 •	5,100	5,112
5.966% due 01/25/2034 •	9,400	9,417
5.979% due 07/20/2031 •	1,180	1,182
5.996% due 04/25/2033 •	8,300	8,309
TruPS Financials Note Securitization Ltd. 6.186% due 09/20/2039 •	11,069	10,903
Trysail CLO Ltd. 7.267% due 10/20/2033 •	1,000	1,001
TSTAT Ltd. 5.767% due 07/20/2037 •	21,383	21,395
Upstart Pass-Through Trust
3.800% due 04/20/2030	912	901
7.900% due 10/20/2028	8,373	8,455
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	355	342
Venture CLO Ltd.
5.491% due 10/20/2034 •	800	800
5.775% due 09/07/2030 •	5,759	5,772
5.929% due 07/20/2030 •	5,360	5,371
5.978% due 07/15/2031 •	1,478	1,481
5.979% due 01/20/2029 •	952	954
6.011% due 07/30/2032 •	12,900	12,930
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •	89,363	89,517
Voya CLO Ltd.
5.817% due 07/20/2032 •	2,100	2,102
5.918% due 10/15/2030 •	2,892	2,897
5.989% due 10/17/2032 •	28,900	28,942
Wind River CLO Ltd.
5.944% due 07/18/2031 •	338	339
6.058% due 01/15/2031 •	350	350

		1,492,058

Total Asset-Backed Securities (Cost $4,518,130)		4,398,907

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
4.511% due 01/23/2025 - 03/20/2025 (d)(e)(h)	14,402	14,349

Total Short-Term Instruments (Cost $14,347)		14,349

Total Investments in Securities (Cost $10,719,912)		10,477,687

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	21,734,016	211,624

Total Short-Term Instruments (Cost $211,579)		211,624

Total Investments in Affiliates (Cost $211,579)		211,624

Total Investments 152.7% (Cost $10,931,491)		$10,689,311
Financial Derivative Instruments(g)(i)0.0%(Cost or Premiums, net $38,276)		509
OtherAssets and Liabilities, net (52.7)%		(3,690,943)

Net Assets 100.0%		$6,998,877

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	4.500%	03/01/2055	$22,300	$(20,932)	$(20,962)

Total Short Sales (0.3)%	$(20,932)	$(20,962)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(67,591) at a weighted average interest rate of 5.299%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	809	$166,338	$(50)	$0	$(13)
U.S. Treasury 10-Year Note March Futures	03/2025	2,506	272,528	(2,720)	0	(548)

$(2,770)	$0	$(561)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	97	$(23,197)	$509	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2026	104	(24,974)	466	2	0
3-Month SOFR Active Contract June Futures	09/2025	99	(23,749)	465	1	0
3-Month SOFR Active Contract March Futures	06/2025	89	(21,321)	442	0	0
3-Month SOFR Active Contract March Futures	06/2026	99	(23,776)	434	1	0
3-Month SOFR Active Contract September Futures	12/2025	81	(19,444)	368	2	0
U.S. Treasury Long-Term Bond March Futures	03/2025	748	(85,155)	2,039	187	0

$4,723	$193	$(1)

Total Futures Contracts	$1,953	$193	$(562)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.350%	Annual	01/17/2025	$98,200	$11	$2,872	$2,883	$13	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	4,200	(33)	(65)	(98)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	2,100	(16)	(33)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	8,300	(65)	(128)	(193)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	4,800	(37)	(70)	(107)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	4,100	(31)	(63)	(94)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	753	760	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	530	519	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(2,638)	(3,939)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	6,619	3,634	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	1,223	1,226	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	189	149	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	2,902	5,276	41	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(889)	(910)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(298)	(305)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(607)	(625)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(301)	(306)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(566)	(586)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(551)	(563)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(796)	(820)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(813)	(847)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(565)	(593)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(568)	(596)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	682	1,183	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(963)	(1,034)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	399	916	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(620)	(670)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(513)	(574)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(381)	(440)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(156)	(186)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(1,007)	(1,272)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	107	107	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	206	206	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	54	54	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(5,438)	(7,842)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	23	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	944	941	13	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(925)	(935)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(4,276)	(3,693)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	(1,999)	(2,313)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	848	846	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(318)	(323)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(512)	(522)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(12,450)	(12,694)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	15,840	(514)	514	0	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(908)	(931)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(678)	(697)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(433)	(598)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	(26)	(742)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	361,720	4,175	2,791	6,966	178	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(245)	(282)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(231)	(268)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	1,577	1,555	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	1,252	1,502	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	1,343	1,558	58	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	6,306	5,884	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	3,386	3,023	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(183)	(200)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(182)	(196)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(60)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	1,490	1,477	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	38,583	48,335	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	9,159	11,302	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	468	468	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	1,085	1,085	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	926	926	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	879	879	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	1,557	1,557	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	1,058	1,058	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	1,883	1,883	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	1,874	1,874	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	823	823	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	790	790	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	476	476	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	368	368	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	569	569	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	942	942	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	710	710	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	408	408	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	407	407	16	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	401	401	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	262	262	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	391	391	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	386	386	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	375	375	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,578	1,607	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	4,347	5,953	155	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	759	(53)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(5,817)	(9,052)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	5,025	11,362	409	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,751	1,707	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(1,052)	(1,066)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(1,042)	(1,052)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(680)	(689)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(677)	(685)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	574	621	36	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(633)	(643)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(815)	(829)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(587)	(598)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(1,130)	(1,154)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	261	271	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	428	440	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(958)	(978)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(1,036)	(1,059)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(347)	(357)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(3,737)	(3,852)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,841)	(1,902)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(8,998)	(14,281)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(5,989)	(8,492)	0	(60)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(95)	(110)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(94)	(109)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(566)	(640)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(137)	(147)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(147)	(158)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(43)	(46)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(169)	(178)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(267)	(285)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(125)	(134)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	1,084	1,225	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	12	(957)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	850	472	1,322	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	(277)	(1,650)	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	482	385	22	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,277)	(10,446)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	19,594	32,113	21	(30)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	8,737	8,564	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	26,320	25,794	88	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(394)	(402)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(384)	(393)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	46,512	67,449	187	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(206)	(218)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	5,485	9,714	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	7,744	13,182	125	0

Total Swap Agreements				$46,365	$142,980		$189,345	$2,580	$(855)

(h)

Securities with an aggregate market value of $47,006 and cash of $41,576 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)
								Swap Agreements, at Value(3)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$56	$0	$0	$0	$0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
								Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$8,426	$(2,377)	$1,711	$0	$(666)
DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	108	(44)	26	0	(18)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0
FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	179	(152)	138	0	(14)
GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(197)	35	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	(183)	0	(267)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	46	(2)	2	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,026	(5,022)	5,075	53	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	77	4	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,002	(92)	92	0	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(37)	41	4	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	(15)	0	(20)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	655	67	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	(132)	65	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	375	35	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(425)	0	(125)

						$(8,089)	$7,242	$263	$(1,110)

Total Swap Agreements						$(8,089)	$7,242	$263	$(1,110)

(j)

Securities with an aggregate market value of $866 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIRVALUE MEASUREMENTS

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,070	$0	$17,070
Industrials	0	1,666	0	1,666
U.S. Government Agencies	0	4,179,710	0	4,179,710
U.S. Treasury Obligations	0	85,974	0	85,974
Non-Agency Mortgage-Backed Securities	0	1,773,309	6,702	1,780,011
Asset-Backed Securities
Automobile ABS Other	0	52,238	0	52,238
Automobile Sequential	0	888,653	0	888,653
CMBS Other	0	174,311	0	174,311
Credit Card Bullet	0	27,039	0	27,039
Credit Card Other	0	56,804	0	56,804
Home Equity Other	0	1,331,801	0	1,331,801
Home Equity Sequential	0	8,720	0	8,720
Manufact House ABS Other	0	24	0	24
Manufact House Sequential	0	5,350	0	5,350
Whole Loan Collateral	0	358,015	3,894	361,909
Other ABS	0	1,491,058	1,000	1,492,058
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	14,349	0	14,349

	$0	$10,466,091	$11,596	$10,477,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$211,624	$0	$0	$211,624

Total Investments	$211,624	$10,466,091	$11,596	$10,689,311

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,962)	$0	$(20,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,773	0	2,773
Over the counter	0	263	0	263

	$0	$3,036	$0	$3,036
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,417)	0	(1,417)
Over the counter	0	(412)	(698)	(1,110)

	$0	$(1,829)	$(698)	$(2,527)

Total Financial Derivative Instruments	$0	$1,207	$(698)	$509

Totals	$211,624	$10,446,336	$10,898	$10,668,858

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 4.543% (EUR003M + 4.500%) due 02/14/2025 «~	EUR	3,100	$3,197
Broadcom, Inc. 5.463% due 08/14/2026 «~		$650	648

Total Loan Participations and Assignments (Cost $3,892)			3,845

CORPORATE BONDS & NOTES 9.3%
BANKING & FINANCE 6.5%
AerCap Ireland Capital DAC 3.300% due 01/30/2032		2,000	1,743
American Express Co. 5.098% due 02/16/2028 •		2,000	2,012
American Tower Corp.
1.000% due 01/15/2032	EUR	496	437
3.800% due 08/15/2029		$836	792
Athene Global Funding 5.620% due 05/08/2026		7,100	7,168
Aviation Capital Group LLC 4.125% due 08/01/2025		1,200	1,193
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	387
2.528% due 11/18/2027		2,755	2,556
4.250% due 04/15/2026		700	692
Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,861
5.202% due 04/25/2029 •		1,200	1,206
Bank of Montreal 5.310% (SOFRINDX + 0.880%) due 09/10/2027 ~		2,000	2,009
Bank of Nova Scotia 5.450% due 08/01/2029		8,400	8,557
Barclays PLC
4.837% due 09/10/2028 •		400	398
5.690% due 03/12/2030 •		2,500	2,525
6.224% due 05/09/2034 •		500	514
7.437% due 11/02/2033 •		2,800	3,082
BPCE SA 5.203% due 01/18/2027		250	251
Citibank NA 5.488% due 12/04/2026		4,000	4,061
Credit Suisse AG AT1 Claim		14,166	1,771
Crown Castle, Inc. 4.300% due 02/15/2029		351	340
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,945
2.129% due 11/24/2026 •		$4,400	4,288
3.547% due 09/18/2031 •		4,633	4,161
Equinix, Inc. 1.550% due 03/15/2028		222	200
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,303	2,357
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,280
4.687% due 06/09/2025		200	200
5.125% due 06/16/2025		1,500	1,499
5.303% due 09/06/2029		1,800	1,765
5.800% due 03/08/2029		700	701
7.350% due 11/04/2027		700	733
Goldman Sachs Group, Inc.
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,600	1,606
5.798% due 08/10/2026 •		2,900	2,917
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,754
GSPA Monetization Trust 6.422% due 10/09/2029		153	152
Healthcare Realty Holdings LP 2.400% due 03/15/2030		241	207
Host Hotels & Resorts LP 5.500% due 04/15/2035		2,000	1,959
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	367
2.848% due 06/04/2031 •		300	264

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.292% due 09/12/2026 •		309	308
4.950% due 03/31/2030		200	198
5.887% due 08/14/2027 •		800	812
Jackson National Life Global Funding 5.600% due 04/10/2026		5,200	5,242
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		800	769
1.578% due 04/22/2027 •		2,200	2,113
2.083% due 04/22/2026 •		200	198
2.182% due 06/01/2028 •		862	810
5.040% due 01/23/2028 •		3,000	3,012
6.070% due 10/22/2027 •		2,800	2,866
Lloyds Banking Group PLC 4.550% due 08/16/2028		266	261
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		2,300	2,324
Morgan Stanley
1.512% due 07/20/2027 •		5,703	5,422
2.188% due 04/28/2026 •		3,000	2,974
3.515% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	2,100	2,182
4.654% due 10/18/2030 •		$1,800	1,762
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		5,700	5,185
Nomura Holdings, Inc. 2.679% due 07/16/2030		409	356
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		3,900	2,642
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,413
Prologis LP 5.000% due 01/31/2035		1,500	1,462
Royal Bank of Canada 4.875% due 01/19/2027		5,800	5,823
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	515
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	848
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		1,200	1,190
UBS Group AG
3.091% due 05/14/2032 •		1,700	1,479
4.194% due 04/01/2031 •		250	236
VICI Properties LP 4.750% due 02/15/2028		1,650	1,637
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,050
3.000% due 04/22/2026		$366	358
3.196% due 06/17/2027 •		3,500	3,420
5.707% due 04/22/2028 •		500	508
Weyerhaeuser Co. 4.000% due 04/15/2030		354	336

			142,621

INDUSTRIALS 1.7%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	3,975
Bayer U.S. Finance LLC
4.375% due 12/15/2028		400	385
6.375% due 11/21/2030		400	412
6.500% due 11/21/2033		200	204
6.875% due 11/21/2053		400	404
Boeing Co. 2.196% due 02/04/2026		1,300	1,261
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,221
CVS Health Corp. 4.125% due 04/01/2040		8	6
CVS Pass-Through Trust 6.943% due 01/10/2030		25	25
DAE Funding LLC
2.625% due 03/20/2025		1,800	1,787
3.375% due 03/20/2028		1,800	1,686
Dell International LLC 4.900% due 10/01/2026		22	22
Equinor ASA 3.125% due 04/06/2030		18	17
Expedia Group, Inc. 2.950% due 03/15/2031		189	166
Hyundai Capital America 5.688% due 08/04/2025 •		6,400	6,425
Imperial Brands Finance PLC 3.500% due 07/26/2026		1,527	1,495
MPLX LP 2.650% due 08/15/2030		1,100	963

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Nakilat, Inc. 6.067% due 12/31/2033		379	396
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,856	1,830
4.810% due 09/17/2030		4,600	4,327
NPC Ukrenergo 6.875% due 11/09/2028		400	274
Occidental Petroleum Corp. 5.550% due 10/01/2034		8,500	8,273
Oracle Corp. 3.600% due 04/01/2040		18	14
Rolls-Royce PLC 1.625% due 05/09/2028	EUR	400	398
Southern Co. 3.700% due 04/30/2030		$123	116
T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,584
3.375% due 04/15/2029		1,300	1,214

			38,880

UTILITIES 1.1%
Consolidated Edison Co. of New York, Inc. 3.350% due 04/01/2030		266	248
DTE Electric Co. 2.625% due 03/01/2031		311	272
Edison International 5.750% due 06/15/2027		54	55
Eversource Energy 5.850% due 04/15/2031		6,300	6,466
Exelon Corp. 4.050% due 04/15/2030		18	17
Georgia Power Co. 2.650% due 09/15/2029		18	16
Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	498
3.000% due 06/15/2028		2,300	2,156
4.550% due 07/01/2030		1,200	1,162
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		6,000	6,011
Rio Oil Finance Trust 8.200% due 04/06/2028		1,512	1,554
Southern California Edison Co.
4.875% due 02/01/2027		2,300	2,308
5.150% due 06/01/2029		3,600	3,624

			24,387

Total Corporate Bonds & Notes (Cost $209,207)			205,888

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		35	39
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		1,205	1,120

			1,159

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029		110	114
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		55	57
6.725% due 04/01/2035		110	114
7.350% due 07/01/2035		79	84

			369

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		20	22

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111		67	57

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		5	5

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	635	666

Total Municipal Bonds & Notes (Cost $2,555)		2,278

U.S. GOVERNMENT AGENCIES 42.4%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	72	61
0.000% due 11/25/2040 •	1	1
1.167% due 03/25/2041 •(a)	115	9
1.367% due 03/25/2037 •(a)	33	3
1.417% due 04/25/2037 •(a)	117	9
1.467% due 11/25/2039 •(a)	18	2
1.697% due 03/25/2037 •(a)	43	4
1.717% due 05/25/2037 •(a)	108	8
2.017% due 03/25/2036 •(a)	34	2
2.107% due 04/25/2037 •(a)	200	23
2.242% due 01/25/2031 ~(a)	783	50
2.517% due 02/25/2037 •(a)	19	2
2.967% due 07/25/2033 •(a)	11	1
4.202% due 10/01/2029 ~	11,100	10,849
4.300% due 12/01/2029	7,717	7,567
4.500% due 09/25/2040	452	422
4.540% due 07/01/2030	2,600	2,573
4.705% due 09/01/2031 ~	20,400	20,240
4.720% due 10/01/2028 - 08/01/2030	7,282	7,287
4.770% due 10/01/2028	3,100	3,109
4.818% due 03/25/2036 •	1	1
4.850% due 05/01/2029	1,900	1,914
4.860% due 08/01/2030	3,500	3,518
4.930% due 06/01/2029	5,000	5,054
5.013% due 04/25/2037 •	1	1
5.033% due 07/25/2037 - 09/25/2042 •	7	8
5.060% due 10/01/2033	7,069	7,107
5.063% due 07/25/2037 •	7	7
5.083% due 09/25/2035 •	13	13
5.093% due 09/25/2035 •	11	11
5.203% due 10/25/2040 •	4	4
5.300% due 11/01/2030	10,000	10,220
5.403% due 06/25/2037 •	54	54
5.519% due 11/25/2054 •	9,861	9,823
6.323% due 12/01/2034 •	16	17
6.533% due 10/01/2035 •	1	1
6.797% due 03/01/2036 •	1	1
6.904% due 08/01/2035 •	2	2
7.019% due 11/01/2034 •	1	1
7.146% due 03/01/2034 •	5	5
7.335% due 06/01/2034 •	1	1
7.827% due 12/25/2036 •	2	2
Freddie Mac
0.159% due 09/15/2041 •	134	115
1.436% due 02/15/2040 •	28	24
1.758% due 07/15/2036 •(a)	62	6
1.858% due 09/15/2036 •(a)	39	3
1.988% due 04/15/2036 •(a)	7	1
3.000% due 11/01/2032	2,696	2,570
3.500% due 07/15/2042 - 05/01/2049	799	728
4.000% due 07/01/2047 - 03/01/2049	550	512
5.000% due 01/01/2028 - 04/15/2041	450	447
5.012% due 05/15/2037 •	1	1
5.092% due 03/15/2037 •	19	19
5.112% due 11/15/2043 •	17	17
5.262% due 07/15/2041 •	25	24
5.412% due 08/15/2037 •	61	61
5.422% due 10/15/2037 •	9	9
5.432% due 05/15/2037 - 09/15/2037 •	69	69
5.500% due 03/15/2034 - 03/01/2039	50	51
6.000% due 08/01/2027 - 12/01/2037	2	1
6.225% due 07/25/2044 •	2	2
6.500% due 05/01/2035	13	14
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045	49	45
3.750% due 11/20/2044 •	98	100
5.000% due 08/15/2033 - 03/15/2042	627	626
5.017% due 08/20/2047 •	159	154
6.000% due 07/15/2037 - 08/15/2037	2	2
6.473% due 04/20/2068 •	396	400
Ginnie Mae, TBA
4.500% due 01/01/2055 - 02/01/2055	14,530	13,735
5.000% due 01/01/2055 - 02/01/2055	27,010	26,192
U.S. Small Business Administration
4.430% due 05/01/2029	3	3
5.490% due 03/01/2028	3	3

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

6.020% due 08/01/2028	21	21
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032	4,249	4,048
3.500% due 02/01/2043 - 09/01/2048	2,011	1,807
4.000% due 01/01/2025 - 10/01/2030	1	2
4.500% due 06/01/2025 - 10/01/2053	25,042	23,596
5.000% due 07/01/2025 - 06/01/2053	53,364	51,627
5.500% due 02/01/2025 - 03/01/2054	39,875	39,397
6.000% due 10/01/2026 - 08/01/2054	25,640	25,816
6.500% due 01/01/2029 - 01/01/2054	70,427	71,946
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	48,900	41,542
4.000% due 02/01/2055	113,980	104,221
4.500% due 02/01/2055	19,640	18,466
5.500% due 02/01/2055	18,100	17,849
6.000% due 02/01/2055	95,870	96,237
6.500% due 02/01/2055	295,840	301,722

Total U.S. Government Agencies (Cost $939,177)		934,218

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (i)	4,100	2,539
2.250% due 08/15/2049 (k)	146	90
3.000% due 08/15/2048 (k)	473	346
3.000% due 02/15/2049 (i)(k)	17,298	12,591
3.125% due 05/15/2048 (k)	124	93
4.125% due 08/15/2053 (k)	100	89
4.625% due 02/15/2040 (i)	3,734	3,678
4.625% due 05/15/2044	27,300	26,475
U.S. Treasury Inflation Protected Securities(f)
1.000% due 02/15/2046 (i)	2,000	1,508
1.000% due 02/15/2048 (i)(k)	9,098	6,704
1.000% due 02/15/2049 (k)	749	546
1.375% due 07/15/2033 (i)(k)	6,028	5,642
1.750% due 01/15/2034 (i)	1,746	1,674
1.875% due 07/15/2034	78,568	76,152
2.125% due 04/15/2029	26,738	26,778
U.S. Treasury Notes
0.375% due 12/31/2025 (i)(k)	1,000	963
0.500% due 02/28/2026 (i)(k)	4,300	4,120
2.125% due 05/15/2025 (i)(k)	2,485	2,466
2.375% due 05/15/2029 (k)	2,075	1,913
2.625% due 12/31/2025 (i)(k)	1,777	1,750
3.000% due 09/30/2025 (i)(k)	10,043	9,953
3.000% due 10/31/2025 (i)(k)	7,253	7,180

Total U.S. Treasury Obligations (Cost $218,492)		193,250

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Adjustable Rate Mortgage Trust 5.691% due 01/25/2036 ~	438	333
American Home Mortgage Assets Trust
4.643% due 05/25/2046 •	8	7
4.892% due 10/25/2046 •	32	17
5.745% due 11/25/2046 •	10,503	2,727
6.750% due 11/25/2046 þ	170	146
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	25	17
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	26	25
Banc of America Funding Trust
4.485% due 06/20/2037 ~	8	7
4.826% due 02/20/2035 ~	6	6
4.865% due 10/20/2036 •	5	4
4.905% due 04/20/2047 •	3	2
4.920% due 09/20/2046 ~	306	271
4.945% due 02/20/2047 •	325	297
6.000% due 08/25/2036	6	5
Banc of America Mortgage Trust
5.570% due 02/25/2034 ~	5	5
5.598% due 06/25/2035 ~	4	3
5.876% due 01/25/2035 ~	4	4
6.285% due 06/25/2034 ~	4	4
BCAP LLC Trust 4.813% due 03/25/2037 •	1,448	1,271
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	37	34
5.251% due 07/25/2034 ~	4	4
6.039% due 11/25/2034 ~	1	1
6.339% due 01/25/2033 ~	24	24
6.530% due 02/25/2036 •	3	3
6.892% due 04/25/2033 ~	1	1
7.480% due 08/25/2033 ~	2	2
BearStearns ALT-A Trust
4.696% due 11/25/2035 ~	43	38

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.773% due 08/25/2036 •	290	252
4.773% due 01/25/2047 •	30	24
4.793% due 12/25/2046 •	3	3
4.953% due 01/25/2036 •	4	4
5.509% due 07/25/2035 ~	45	29
5.515% due 05/25/2035 ~	11	10
5.732% due 10/25/2035 ~	36	30
BX Trust 5.808% due 10/15/2036 •	16,000	15,966
Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~	2	2
4.843% due 01/25/2036 ~	4	4
4.914% due 09/25/2036 ~	89	71
ChaseFlex Trust 5.053% due 07/25/2037 •	2,359	2,036
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.683% due 05/25/2036 •	61	56
Citigroup Mortgage Loan Trust
4.773% due 01/25/2037 •	78	67
4.959% due 09/25/2037 ~	112	102
6.170% due 09/25/2062 þ	15,183	15,194
6.300% due 03/25/2036 •	18	18
7.200% due 10/25/2035 •	8	8
7.230% due 10/25/2035 •	7	6
CitiMortgage Alternative Loan Trust
5.053% due 04/25/2037 •	112	94
6.000% due 12/25/2036	33	29
6.000% due 06/25/2037	47	39
Countrywide Alternative Loan Trust
3.436% due 08/25/2035 ~	895	744
4.653% due 04/25/2047 •	1,267	1,221
4.663% due 04/25/2047 •	1,584	1,339
4.675% due 09/20/2046 •	1,704	1,717
4.693% due 12/25/2046 •	5,345	4,649
4.695% due 07/20/2046 •	6	5
4.695% due 09/20/2046 •	11	11
4.753% due 06/25/2035 •	811	529
4.793% due 05/25/2047 •	161	141
4.833% due 09/25/2046 •	41	39
4.853% due 05/25/2036 •	60	51
4.853% due 08/25/2037 •	9	6
4.905% due 03/20/2046 •	11	9
4.945% due 05/20/2046 •	3	3
4.953% due 11/25/2036 •	11,429	9,448
4.973% due 12/25/2035 •	5	4
5.003% due 05/25/2035 •	22	17
5.013% due 02/25/2037 •	252	210
5.053% due 08/25/2035 •	175	163
5.085% due 11/20/2035 •	28	26
5.093% due 11/25/2035 •	178	154
5.125% due 12/20/2035 •	36	33
5.500% due 06/25/2025	148	118
5.500% due 05/25/2035	85	67
5.500% due 11/25/2035	62	34
5.750% due 03/25/2037	77	40
5.825% due 12/25/2035 •	5	4
6.000% due 12/25/2035	197	137
6.000% due 05/25/2036	34	17
6.000% due 08/25/2036 •	39	22
6.000% due 05/25/2037	109	48
6.225% due 08/25/2035 •	16	15
6.250% due 08/25/2036	560	301
6.305% due 01/25/2036 •	64	60
6.875% due 10/20/2035 •	4	3
7.000% due 10/25/2037	71	24
Countrywide Home Loan Mortgage Pass-Through Trust
4.913% due 05/25/2035 •	12	10
5.033% due 04/25/2035 •	670	629
5.053% due 05/25/2035 •	30	26
5.093% due 03/25/2035 •	1	1
5.113% due 02/25/2035 •	6	5
5.165% due 11/25/2034 ~	9	8
5.750% due 05/25/2037	4	2
6.000% due 07/25/2036	234	115
6.000% due 01/25/2037	158	74
6.000% due 02/25/2037	160	73
6.248% due 02/20/2036 •	2	2
6.500% due 12/25/2037	361	145
7.785% due 10/20/2034 ~	10	10
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •	27	26
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	176	137
CreditSuisse Mortgage Capital Certificates 4.753% due 01/27/2037 •	20	13

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.408% due 11/30/2037 ~		13,240	11,944
3.458% due 03/25/2059 ~		1,868	1,867
4.070% due 12/27/2037 ~		5,094	4,343
4.100% due 12/27/2060 ~		3,251	3,243
4.184% due 07/27/2061 ~		6,470	6,456
4.630% due 06/25/2050 ~		401	352
5.750% due 08/25/2036		7	6
5.750% due 03/25/2037		15	7
6.421% due 10/25/2037 ~		203	118
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.833% due 02/25/2037 •		4,486	3,822
4.953% due 02/25/2035 •		77	76
5.113% due 02/25/2036 •		110	106
5.203% due 10/25/2047 •		159	123
Downey Savings & Loan Association Mortgage Loan Trust
4.621% due 04/19/2047 •		513	426
4.671% due 10/19/2036 •		116	102
5.001% due 08/19/2045 •		3	3
5.301% due 09/19/2044 •		19	17
Eurohome U.K. Mortgages PLC 4.997% due 06/15/2044 •	GBP	5	6
First Horizon Alternative Mortgage Securities Trust
5.135% due 03/25/2035 ~		$1	0
5.282% due 06/25/2036 ~		214	172
5.487% due 12/25/2035 ~		16	12
First Horizon Mortgage Pass-Through Trust 5.282% due 10/25/2035 ~		48	44
GreenPoint Mortgage Funding Trust 4.813% due 01/25/2037 •		116	104
GSMSC Pass-Through Trust 5.302% due 12/26/2036 •		66	46
GSR Mortgage Loan Trust
4.648% due 11/25/2035 ~		10	9
5.046% due 11/25/2035 ~		3	3
5.500% due 01/25/2037		7	12
5.516% due 07/25/2035 ~		1	1
6.000% due 02/25/2036		223	87
6.000% due 07/25/2037		56	36
6.126% due 09/25/2035 ~		12	11
6.687% due 09/25/2035 ~		2	2
6.940% due 04/25/2032 •		5	5
HarborView Mortgage Loan Trust
4.342% due 06/19/2036 ~		54	27
4.701% due 07/19/2047 •		128	119
4.821% due 12/19/2036 •		5	4
4.890% due 01/19/2036 •		418	253
4.891% due 12/19/2036 •		235	179
4.921% due 05/19/2035 •		164	158
4.961% due 06/19/2035 •		1,042	1,009
4.961% due 12/19/2036 •		100	93
5.165% due 06/20/2035 •		84	79
6.825% due 10/19/2035 •		272	137
HomeBanc Mortgage Trust 5.073% due 03/25/2035 •		99	79
Impac CMB Trust 5.093% due 03/25/2035 •		136	130
Impac Secured Assets Trust
4.993% due 02/25/2037 •		10,844	9,794
5.910% due 07/25/2035 ~		18	16
IndyMac INDX Mortgage Loan Trust
4.195% due 06/25/2036 ~		99	86
4.286% due 05/25/2035 ~		138	93
4.753% due 06/25/2037 •		4	2
4.813% due 02/25/2037 •		62	56
4.833% due 09/25/2046 •		48	42
4.853% due 11/25/2046 •		440	389
4.873% due 05/25/2046 •		4,225	3,758
4.933% due 07/25/2035 •		121	111
4.973% due 06/25/2035 •		26	21
5.093% due 07/25/2045 •		3	2
InTown Mortgage Trust 7.683% due 08/15/2039 •		23,700	23,774
JP Morgan Alternative Loan Trust
4.316% due 05/25/2036 ~		54	30
6.000% due 12/27/2036		52	26
6.500% due 03/25/2036		1,719	941
JP Morgan Chase Commercial Mortgage Securities Trust 5.895% due 12/15/2031 •		138	132
JP Morgan Mortgage Trust
4.222% due 07/27/2037 ~		48	44
4.629% due 10/25/2036 ~		24	17
4.870% due 04/25/2036 ~		552	490
5.072% due 10/25/2036 ~		3	2
5.560% due 08/25/2035 ~		14	13
5.668% due 04/25/2037 ~		3	2

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

6.345% due 07/25/2035 ~	52	50
Legacy Mortgage Asset Trust
4.750% due 04/25/2061 þ	3,206	3,207
4.750% due 07/25/2061 þ	5,104	5,102
4.875% due 10/25/2068 þ	2,695	2,686
4.892% due 10/25/2066 þ	2,904	2,907
4.991% due 09/25/2060 ~	43	43
5.250% due 07/25/2067 þ	2,500	2,496
Lehman Mortgage Trust 5.103% due 11/25/2036 •	406	192
Lehman XS Trust
4.853% due 03/25/2047 •	4,668	4,131
4.903% due 08/25/2046 •	567	564
4.953% due 08/25/2037 •	41	39
6.153% due 09/25/2047 •	41	37
Luminent Mortgage Trust
4.376% due 04/25/2036 ~	1,803	1,203
5.173% due 04/25/2036 •	24	20
MASTR Adjustable Rate Mortgages Trust
3.268% due 07/25/2035 ~	7	7
5.491% due 10/25/2033 ~	32	27
5.625% due 12/25/2046 •	10,408	7,830
6.415% due 11/21/2034 ~	138	131
MASTR Asset Securitization Trust 6.000% due 06/25/2036	78	44
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •	1	1
5.372% due 08/15/2032 •	9	9
Merrill Lynch Alternative Note Asset Trust
4.673% due 03/25/2037 •	122	29
4.853% due 03/25/2037 •	1,902	458
4.873% due 04/25/2037 •	14,016	2,570
5.053% due 03/25/2037 •	78	19
6.000% due 03/25/2037	37	13
Merrill Lynch Mortgage Investors Trust
5.168% due 05/25/2036 ~	28	26
5.360% due 09/25/2035 ~	41	33
5.512% due 04/25/2035 ~	5	5
6.353% due 02/25/2033 •	6	5
6.420% due 05/25/2033 ~	2	2
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	38	36
Morgan Stanley Mortgage Loan Trust
3.711% due 07/25/2035 ~	53	47
6.000% due 08/25/2036	57	24
6.548% due 06/25/2036 ~	3	2
6.815% due 06/25/2036 þ	829	233
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	50	23
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •	40	39
MortgageIT Mortgage Loan Trust 4.973% due 12/25/2035 •	109	106
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	697	665
2.750% due 11/25/2059 ~	911	868
3.500% due 12/25/2057 ~	471	453
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.643% due 06/25/2037 •	3,259	2,659
5.476% due 05/25/2035 þ	21	10
5.769% due 06/25/2036 ~	10,382	2,826
NovaStar Mortgage Funding Trust 0.446% due 09/25/2046 •	1,318	455
PHH Alternative Mortgage Trust 4.773% due 02/25/2037 •	120	88
Prime Mortgage Trust 6.000% due 06/25/2036	1	1
Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2037 •	50	43
4.753% due 02/25/2047 •	1,462	1,294
4.773% due 01/25/2037 •	893	788
4.793% due 01/25/2037 •	2,041	1,756
4.813% due 07/25/2036 •	200	68
4.813% due 09/25/2036 •	234	211
4.823% due 08/25/2036 •	91	81
4.833% due 07/25/2036 •	79	70
4.833% due 09/25/2036 •	128	116
4.953% due 08/25/2035 •	393	271
5.000% due 09/25/2036	3	2
5.625% due 09/25/2046 •	5,960	5,038
5.791% due 10/25/2037 ~	206	171
6.000% due 08/25/2036	10	9
6.000% due 01/25/2037	21	16
6.000% due 03/25/2037	89	73
6.349% due 11/25/2037 ~	109	92
6.500% due 08/25/2036	995	792

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

7.191% due 09/25/2034 ~		32	32
Residential Asset Securitization Trust
5.500% due 09/25/2035		76	35
6.000% due 03/25/2037		809	250
Residential Funding Mortgage Securities, Inc. Trust 5.440% due 04/25/2037 ~		103	88
Sequoia Mortgage Trust
3.972% due 09/20/2046 ~		55	37
5.045% due 07/20/2034 •		77	71
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		64	62
Stratton Mortgage Funding PLC 5.875% due 06/20/2060 •	GBP	1,903	2,389
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~		$7	7
4.113% due 11/25/2035 ~		35	32
4.753% due 08/25/2036 •		29	24
5.237% due 03/25/2036 ~		22	17
5.718% due 08/25/2035 ~		20	11
6.225% due 01/25/2035 •		2	2
6.753% due 12/25/2037 •		364	315
Structured Asset Mortgage Investments Trust
4.573% due 08/25/2036 •		114	99
4.833% due 07/25/2046 •		42	33
4.873% due 04/25/2036 •		12	11
4.893% due 05/25/2046 •		9	3
4.913% due 02/25/2036 •		34	30
5.013% due 02/25/2036 •		2	2
5.181% due 02/19/2035 •		2	1
6.538% due 02/25/2036 •		9	8
SunTrust Adjustable Rate Mortgage Loan Trust 6.782% due 01/25/2037 ~		31	20
Thornburg Mortgage Securities Trust
3.257% due 03/25/2044 ~		23	22
5.682% due 12/25/2044 ~		44	42
6.176% due 06/25/2047 •		117	109
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	5,500	6,900
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$4,312	4,158
2.900% due 10/25/2059 ~		543	517
3.000% due 01/25/2058 ~		67	66
3.353% due 10/25/2057 ~		1,031	859
5.453% due 05/25/2058 •		24	24
5.453% due 10/25/2059 •		34	35
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,510	3,150
WaMu Mortgage Pass-Through Certificates Trust
3.417% due 01/25/2037 ~		$41	34
4.060% due 02/25/2037 ~		14	12
4.170% due 12/25/2046 •		12	10
4.172% due 02/25/2037 ~		106	97
4.176% due 12/25/2036 ~		24	21
4.263% due 12/25/2046 •		10	9
4.293% due 06/25/2037 ~		73	63
4.781% due 06/25/2037 ~		222	193
4.993% due 12/25/2045 •		4,506	4,049
5.013% due 11/25/2045 •		3	3
5.033% due 10/25/2045 •		7	7
5.033% due 12/25/2045 •		214	192
5.042% due 10/25/2035 ~		12	11
5.203% due 12/25/2035 ~		105	97
5.233% due 01/25/2045 •		350	332
5.253% due 12/25/2045 •		831	834
5.342% due 01/25/2035 ~		26	24
5.525% due 03/25/2047 •		1,921	1,602
5.575% due 06/25/2047 •		1,545	1,276
5.613% due 11/25/2045 •		1,443	1,323
5.635% due 07/25/2047 •		27	22
5.705% due 10/25/2046 •		309	259
5.825% due 02/25/2046 •		137	122
5.895% due 01/25/2046 •		903	786
6.275% due 08/25/2035 ~		13	13
6.325% due 10/25/2046 •		468	428
6.325% due 11/25/2046 •		396	346
7.265% due 06/25/2033 ~		14	13
Washington Mutual Mortgage Pass-Through Certificates Trust
3.932% due 09/25/2036 •		331	88
3.932% due 09/25/2036 þ		633	169
4.953% due 02/25/2036 •		313	252
5.575% due 02/25/2047 •		591	528
5.655% due 11/25/2046 •		52	43
5.675% due 10/25/2046 •		79	66
5.765% due 04/25/2046 •		39	31
WellsFargo Alternative Loan Trust
6.250% due 07/25/2037		73	62

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

7.099% due 07/25/2037 ~	2	2
Wells Fargo Mortgage-Backed Securities Trust
6.939% due 09/25/2036 ~	2	2
6.944% due 12/25/2036 ~	15	14

Total Non-Agency Mortgage-Backed Securities (Cost $239,853)		223,864

ASSET-BACKED SECURITIES 33.2%
AUTOMOBILE ABS OTHER 0.1%
Westlake Automobile Receivables Trust 5.268% due 10/15/2026 •	1,898	1,899

AUTOMOBILE SEQUENTIAL 3.6%
Avis Budget Rental Car Funding AESOP LLC 6.120% due 04/20/2027	7,800	7,922
Bank of America Auto Trust 5.830% due 05/15/2026	1,361	1,363
Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028	500	502
5.820% due 09/15/2026	29	29
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,309
5.430% due 10/15/2026	1,153	1,156
6.130% due 07/15/2026	848	849
CPS Auto Receivables Trust 5.710% due 09/15/2027	965	968
Drive Auto Receivables Trust 5.830% due 12/15/2026	1,936	1,938
DT Auto Owner Trust 6.290% due 08/16/2027	3,099	3,110
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	1,000	1,002
5.530% due 10/15/2026	605	605
FCCU Auto Receivables Trust
5.540% due 04/16/2029	1,600	1,621
5.760% due 11/15/2027	413	415
FHF Issuer Trust
5.690% due 02/15/2030	3,455	3,490
5.890% due 06/15/2030	1,253	1,268
FHF Trust 6.570% due 06/15/2028	4,181	4,234
Fifth Third Auto Trust 5.800% due 11/16/2026	1,261	1,264
Flagship Credit Auto Trust 5.640% due 03/15/2028	2,091	2,104
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	2,786	2,804
GLS Auto Receivables Issuer Trust
5.570% due 02/16/2027	3,955	3,962
6.040% due 03/15/2027	1,414	1,418
GLS Auto Select Receivables Trust 5.240% due 03/15/2030	524	527
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	3,000	2,977
5.440% due 01/25/2029	10,400	10,478
5.490% due 06/25/2027	1,900	1,913
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,000	997
5.290% due 04/15/2027	3,523	3,535
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,419	1,385
5.320% due 09/25/2030	1,022	1,020
5.380% due 11/25/2030	2,856	2,858
Santander Drive Auto Receivables Trust
5.710% due 02/16/2027	317	318
6.180% due 02/16/2027	2,054	2,057
SBNA Auto Lease Trust 5.450% due 01/20/2026	2,903	2,908
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	1,280	1,283
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	1,249	1,260
Westlake Automobile Receivables Trust 5.960% due 10/15/2026	1,997	2,001
WorldOmni Auto Receivables Trust 5.570% due 12/15/2026	578	579

		79,931

CMBS OTHER 3.8%
Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 05/15/2037 •	5,900	5,915

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

7.297% due 05/15/2037 •	5,900	5,924
AREIT Trust 6.316% due 11/17/2038 •	3,700	3,699
BSPRT Issuer Ltd. 6.693% due 07/15/2039 •	6,433	6,457
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •	2,089	2,092
M360 Ltd. 6.721% due 11/22/2038 •	6,463	6,355
MF1 LLC 6.103% due 03/19/2039 •	1,000	1,003
MF1 Ltd.
5.940% due 10/16/2036 •	12,800	12,656
6.116% due 02/19/2037 •	12,500	12,322
6.240% due 10/16/2036 •	12,800	12,480
Ready Capital Mortgage Financing LLC 6.219% due 01/25/2037 •	6,337	6,345
Shelter Growth CRE Issuer Ltd. 6.662% due 06/17/2037 •	8,117	8,134

		83,382

CMBS SUBORDINATED 0.4%
Shelter Growth CRE Issuer Ltd. 7.559% due 06/17/2037 •	8,658	8,683

HOME EQUITY OTHER 13.6%
Aames Mortgage Investment Trust
5.443% due 07/25/2035 •	14	14
6.478% due 01/25/2035 •	30	29
ABFC Trust 5.188% due 03/25/2035 •	4,108	3,858
Accredited Mortgage Loan Trust 4.713% due 09/25/2036 •	201	199
ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	1	0
4.693% due 12/25/2036 •	292	151
4.733% due 07/25/2036 •	1,945	1,875
4.773% due 03/25/2037 •	28,380	12,055
4.893% due 11/25/2036 •	3,562	1,429
4.933% due 06/25/2036 •	1,650	1,199
5.068% due 12/25/2035 •	1,011	941
5.398% due 05/25/2035 •	4,760	4,272
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.158% due 10/25/2035 •	712	672
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.183% due 11/25/2034 •	847	764
5.323% due 11/25/2035 •	1,300	1,198
5.428% due 07/25/2035 •	2,000	1,867
5.473% due 10/25/2034 •	226	225
5.578% due 11/25/2034 •	84	80
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •	52	46
Argent Securities Trust
4.563% due 09/25/2036 •	67	22
4.753% due 07/25/2036 •	440	385
4.813% due 04/25/2036 •	16,026	5,036
4.833% due 03/25/2036 •	736	670
4.933% due 06/25/2036 •	8,626	2,328
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.421% due 01/25/2034 •	189	176
Asset-Backed Securities Corp. Home Equity Loan Trust
5.263% due 06/25/2034 •	510	507
5.548% due 02/25/2035 •	12	12
Bear Stearns Asset-Backed Securities Trust
4.773% due 08/25/2036 •	672	643
4.803% due 05/25/2037 •	13,644	11,112
5.128% due 08/25/2036 •	20	20
5.428% due 02/25/2034 •	1,261	1,255
5.503% due 08/25/2037 •	363	318
5.513% due 12/25/2034 •	4,049	3,976
5.653% due 08/25/2034 •	315	316
Carrington Mortgage Loan Trust
4.713% due 02/25/2037 •	266	249
5.203% due 10/25/2035 •	1,119	1,088
Centex Home Equity Loan Trust 5.098% due 03/25/2034 •	158	155
ChaseFunding Trust 5.093% due 08/25/2032 •	10	10
CIT Mortgage Loan Trust 5.953% due 10/25/2037 •	6,380	6,417
Citigroup Mortgage Loan Trust
4.643% due 05/25/2037 •	1,369	896
4.653% due 05/25/2037 •	2,095	1,363
4.753% due 12/25/2036 •	290	105

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.773% due 09/25/2036 •	33	25
4.813% due 01/25/2037 •	3,923	2,804
4.933% due 08/25/2036 •	3,282	2,991
4.973% due 03/25/2036 •	741	669
5.053% due 10/25/2036 •	89	52
5.353% due 09/25/2035 •	4,930	4,721
Countrywide Asset-Backed Certificates Trust
4.238% due 05/25/2036 •	2,053	1,996
4.593% due 07/25/2037 •	238	219
4.653% due 06/25/2047 •	58	50
4.703% due 06/25/2047 •	1,704	1,648
4.733% due 06/25/2035 •	76	68
4.733% due 03/25/2037 •	1,792	1,627
4.733% due 12/25/2046 •	1,641	1,540
4.733% due 04/25/2047 •	40	39
4.743% due 10/25/2047 •	7,600	6,474
4.813% due 11/25/2047 •	29	27
4.853% due 02/25/2037 •	83	76
4.873% due 05/25/2047 •	90	79
4.893% due 09/25/2037 •	104	106
4.913% due 05/25/2037 •	1,621	1,549
4.933% due 04/25/2037 •	194	165
4.993% due 03/25/2036 •	212	186
5.053% due 06/25/2036 •	2	2
5.193% due 08/25/2047 •	167	161
5.413% due 02/25/2036 •	1,654	1,603
5.488% due 12/25/2035 •	145	142
6.403% due 08/25/2035 •	3,000	2,746
6.867% due 09/25/2046 þ	1,756	1,191
Countrywide Partnership Trust 5.353% due 02/25/2035 •	898	876
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ	1,282	209
Ellington Loan Acquisition Trust 5.553% due 05/25/2037 •	2,402	2,331
EMC Mortgage Loan Trust 5.753% due 02/25/2041 •	3	3
Encore Credit Receivables Trust 5.188% due 09/25/2035 •	7	7
Fieldstone Mortgage Investment Trust
4.833% due 05/25/2036 •	93	68
4.993% due 05/25/2036 •	2,129	1,561
Fremont Home Loan Trust
4.593% due 11/25/2036 •	2,313	1,342
4.723% due 10/25/2036 •	383	340
4.753% due 10/25/2036 •	708	280
4.773% due 08/25/2036 •	9,628	2,999
4.793% due 02/25/2037 •	4,544	1,446
5.188% due 01/25/2035 •	53	52
5.503% due 11/25/2034 •	883	824
GE-WMC Asset-Backed Pass-Through Certificates 5.093% due 12/25/2035 •	7,544	7,242
GSAA Home Equity Trust
4.138% due 03/25/2036 ~	153	20
4.553% due 05/25/2037 •	174	62
4.593% due 03/25/2036 •	132	43
4.693% due 06/25/2036 •	57	11
4.853% due 03/25/2037 •	1,329	368
5.093% due 04/25/2047 •	254	112
5.518% due 06/25/2035 •	47	46
5.995% due 03/25/2046 ~	1,248	458
6.795% due 06/25/2036 þ	239	58
GSAMP Trust
4.543% due 01/25/2037 •	978	579
4.553% due 12/25/2046 •	129	63
4.593% due 12/25/2036 •	2,270	1,201
4.623% due 12/25/2036 •	267	131
4.633% due 11/25/2035 •	1	0
4.653% due 12/25/2046 •	94	46
4.713% due 12/25/2046 •	4,913	2,525
4.753% due 09/25/2036 •	3,684	1,274
4.753% due 12/25/2046 •	467	227
4.853% due 01/25/2047 •	1,429	730
4.913% due 01/25/2037 •	3,394	2,837
4.933% due 03/25/2046 •	59	58
4.953% due 05/25/2046 •	425	402
6.253% due 06/25/2035 •	180	173
HomeEquity Asset Trust 5.128% due 02/25/2036 •	147	143
Home Equity Loan Trust
4.683% due 04/25/2037 •	4,040	3,848
4.793% due 04/25/2037 •	314	271
HSI Asset Securitization Corp. Trust
4.653% due 07/25/2036 •	108	46
4.673% due 12/25/2036 •	784	215
4.813% due 04/25/2037 •	747	498

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.933% due 11/25/2035 •	459	423
IXIS Real Estate Capital Trust
4.853% due 03/25/2036 •	169	88
4.913% due 01/25/2037 •	10,868	3,735
JP Morgan Mortgage Acquisition Trust
4.663% due 10/25/2036 •	64	63
4.753% due 07/25/2036 •	55	23
5.053% due 07/25/2036 •	1,874	1,794
Long Beach Mortgage Loan Trust
4.753% due 05/25/2036 •	47	25
4.773% due 12/25/2036 •	341	228
4.793% due 12/25/2036 •	252	87
4.893% due 02/25/2036 •	254	249
4.973% due 08/25/2045 •	17	17
4.993% due 05/25/2046 •	319	97
5.053% due 01/25/2036 •	6,962	6,273
5.368% due 08/25/2035 •	5,466	4,941
5.428% due 04/25/2035 •	36	36
MASTR Asset-Backed Securities Trust
4.553% due 01/25/2037 •	1,174	332
4.653% due 10/25/2036 •	7,936	3,902
4.673% due 11/25/2036 •	478	145
4.773% due 10/25/2036 •	250	123
4.873% due 05/25/2037 •	1,077	1,039
4.933% due 03/25/2036 •	36	21
4.953% due 10/25/2035 •	7,026	6,643
6.253% due 07/25/2034 •	149	138
MASTR Specialized Loan Trust 5.578% due 11/25/2035 •	465	439
Merrill Lynch Mortgage Investors Trust
4.625% due 03/25/2037 •	61,181	14,916
4.673% due 07/25/2037 •	349	151
4.673% due 08/25/2037 •	2,283	1,151
4.953% due 07/25/2037 •	178	39
4.973% due 02/25/2037 •	632	180
Morgan Stanley ABS Capital, Inc. Trust
4.533% due 11/25/2036 •	361	202
4.543% due 01/25/2037 •	261	118
4.563% due 12/25/2036 •	6,224	3,122
4.563% due 03/25/2037 •	529	224
4.583% due 10/25/2036 •	18	16
4.583% due 01/25/2037 •	206	93
4.583% due 02/25/2037 •	2,568	1,799
4.588% due 11/25/2036 •	358	222
4.633% due 03/25/2037 •	849	359
4.663% due 01/25/2037 •	188	85
4.668% due 03/25/2037 •	2,616	1,024
4.683% due 10/25/2036 •	547	279
4.683% due 11/25/2036 •	1,457	814
4.733% due 08/25/2036 •	348	173
4.773% due 09/25/2036 •	585	249
4.813% due 02/25/2037 •	15,317	4,876
4.953% due 04/25/2036 •	1,994	1,873
5.158% due 12/25/2034 •	19	19
5.308% due 03/25/2034 •	765	765
5.383% due 07/25/2035 •	467	451
8.253% due 02/25/2047 •	84	68
Morgan Stanley Dean Witter Capital, Inc. Trust 5.433% due 02/25/2033 •	38	38
Morgan Stanley Home Equity Loan Trust 4.553% due 12/25/2036 •	914	434
Morgan Stanley Mortgage Loan Trust
4.633% due 12/25/2036 •	3,521	1,220
4.793% due 11/25/2036 •	28	8
Nationstar Home Equity Loan Trust 4.993% due 09/25/2036 •	6,045	5,932
New Century Home Equity Loan Trust
5.233% due 03/25/2035 •	299	294
5.428% due 11/25/2034 •	44	49
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.113% due 10/25/2036 •	138	30
6.532% due 10/25/2036 þ	170	35
NovaStar Mortgage Funding Trust
4.653% due 09/25/2037 •	236	230
4.773% due 10/25/2036 •	189	87
5.533% due 06/25/2035 •	9	9
OptionOne Mortgage Loan Trust
4.553% due 07/25/2036 •	3,560	1,611
4.583% due 07/25/2037 •	5,027	3,186
4.593% due 01/25/2037 •	4,217	2,439
4.593% due 03/25/2037 •	1,662	1,496
4.673% due 04/25/2037 •	497	346
4.673% due 05/25/2037 •	381	226
4.993% due 01/25/2036 •	1,626	1,514
5.233% due 02/25/2035 •	204	192

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Ownit Mortgage Loan Trust
5.278% due 08/25/2036 •	10,470	9,256
5.353% due 10/25/2036 •	23	22
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.503% due 10/25/2034 •	17	17
6.178% due 02/25/2035 •	7,592	6,848
6.253% due 12/25/2034 •	21	20
6.328% due 12/25/2034 •	4,101	3,809
Popular ABS Mortgage Pass-Through Trust
4.948% due 07/25/2036 •	247	231
5.323% due 02/25/2036 •	3,539	3,302
Renaissance Home Equity Loan Trust
5.553% due 09/25/2037 •	160	66
5.586% due 11/25/2036 þ	2,157	715
5.612% due 04/25/2037 þ	368	92
Residential Asset Mortgage Products Trust
4.893% due 12/25/2035 •	14	12
5.143% due 10/25/2035 •	26	25
Residential Asset Securities Corp. Trust
4.723% due 08/25/2036 •	276	271
4.743% due 06/25/2033 •	43	40
5.113% due 12/25/2035 •	2,751	2,678
5.338% due 12/25/2035 •	17,408	15,532
5.698% due 02/25/2035 •	4,966	4,788
Saxon Asset Securities Trust 4.903% due 09/25/2036 •	8,365	6,709
Securitized Asset-Backed Receivables LLC Trust
4.933% due 07/25/2036 •	735	287
5.098% due 10/25/2035 •	2,014	1,605
5.173% due 10/25/2035 •	1,317	1,117
SG Mortgage Securities Trust
4.593% due 10/25/2036 •	92	83
5.338% due 10/25/2035 •	5,879	4,756
Soundview Home Loan Trust
4.533% due 06/25/2037 •	47	31
4.623% due 07/25/2037 •	198	172
4.623% due 08/25/2037 •	638	542
4.653% due 06/25/2037 •	731	498
4.813% due 02/25/2037 •	2,071	564
4.918% due 02/25/2036 •	736	681
4.973% due 02/25/2037 •	119	32
5.353% due 10/25/2037 •	3,670	2,915
5.753% due 10/25/2037 •	1,082	819
Structured Asset Investment Loan Trust
4.603% due 09/25/2036 •	6	6
4.633% due 09/25/2036 •	6,063	3,698
4.713% due 07/25/2036 •	25	18
5.073% due 01/25/2036 •	56	52
5.233% due 02/25/2035 •	482	472
5.383% due 06/25/2035 •	211	201
5.403% due 08/25/2033 •	134	132
7.603% due 08/25/2033 •	120	107
Structured Asset Securities Corp. Mortgage Loan Trust
4.613% due 03/25/2036 •	7	7
4.763% due 08/25/2046 •	2,777	2,481
4.873% due 02/25/2037 •	246	240
6.167% due 04/25/2035 •	1	1
WaMu Asset-Backed Certificates WaMu Trust
4.678% due 05/25/2037 •	87	80
4.693% due 05/25/2037 •	369	319
Washington Mutual Asset-Backed Certificates Trust
4.573% due 11/25/2036 •	693	219
4.763% due 08/25/2036 •	1,545	1,467
Wells Fargo Home Equity Asset-Backed Securities Trust 5.203% due 12/25/2035 •	304	302

		298,756

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •	31	9
StructuredAsset Securities Corp. Mortgage Loan Trust 4.793% due 12/25/2036 •	13	12

		21

WHOLE LOAN COLLATERAL 3.7%
Bear Stearns Asset-Backed Securities Trust 6.442% due 10/25/2036 ~	3	3
Citigroup Mortgage Loan Trust
4.535% due 05/25/2036 þ	317	157
4.873% due 08/25/2036 •	3,002	2,938
4.903% due 10/25/2036 •	57	57
First Franklin Mortgage Loan Trust
4.558% due 10/25/2036 •	11,080	9,873
4.613% due 11/25/2036 •	37	37

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.763% due 09/25/2036 •		6,043	5,734
4.933% due 04/25/2036 •		2,757	2,532
4.953% due 06/25/2036 •		3,500	3,124
5.173% due 11/25/2035 •		315	289
GSRPM Mortgage Loan Trust 5.803% due 03/25/2035 •		911	952
Lehman XS Trust 4.773% due 05/25/2036 •		55	46
PRET LLC
3.721% due 07/25/2051 þ		7,399	7,383
4.744% due 07/25/2051 þ		2,762	2,748
4.843% due 09/25/2051 þ		7,614	7,579
4.868% due 07/25/2051 þ		1,879	1,878
4.992% due 02/25/2061 þ		1,704	1,705
5.487% due 10/25/2051 ~		874	874
5.487% due 10/25/2051 þ		4,956	4,959
7.021% due 02/25/2054 þ		2,852	2,866
PRPM LLC 3.720% due 02/25/2027 þ		5,227	5,216
RAAC Trust 5.158% due 02/25/2036 •		5,781	5,524
Residential Asset Mortgage Products Trust
5.053% due 03/25/2036 •		92	91
5.539% due 08/25/2034 •		2,576	2,563
5.703% due 10/25/2034 •		928	853
Securitized Asset-Backed Receivables LLC Trust
4.553% due 10/25/2036 •		23,119	7,648
4.613% due 08/25/2036 •		2,096	672
4.793% due 08/25/2036 •		16	5
5.113% due 08/25/2035 •		34	26
5.413% due 01/25/2036 •		222	205
5.503% due 03/25/2035 •		33	32
Specialty Underwriting & Residential Finance Trust
4.593% due 11/25/2037 •		2,132	1,156
4.753% due 06/25/2037 •		36	20
4.753% due 09/25/2037 •		256	173
4.803% due 04/25/2037 •		2,608	1,878
4.922% due 12/25/2036 •		196	189

			81,985

OTHER ABS 8.0%
ACAS CLO Ltd. 5.784% due 10/18/2028 •		249	249
ACHV ABS Trust 7.240% due 11/25/2030		370	371
Ares CLO Ltd. 5.967% due 04/17/2033 •		6,700	6,713
Ascent Education Funding Trust 6.140% due 10/25/2050		859	867
Black Diamond CLO DAC 4.003% due 05/15/2032 •	EUR	6,125	6,350
Blackrock European CLO DAC 3.804% due 10/15/2031 •		3,590	3,715
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •		$4,875	4,884
Cairn CLO DAC
3.726% due 01/31/2030 •	EUR	611	632
3.964% due 10/15/2031 •		2,753	2,849
Carlyle Euro CLO DAC 3.913% due 08/15/2032 •		7,890	8,159
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		$4,857	4,866
CBAM Ltd. 5.999% due 04/20/2032 •		847	848
CRB Securitization Trust 6.960% due 10/20/2033		1,865	1,882
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •	EUR	2,737	2,832
3.869% due 07/21/2030 •		377	390
4.298% due 10/23/2034 •		5,779	5,992
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •		$5,000	5,010
DLLAA LLC 5.930% due 07/20/2026		644	647
ECMC Group Student Loan Trust 5.683% due 07/25/2069 •		238	238
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	3,141	3,248
Galaxy CLO Ltd. 5.888% due 10/15/2030 •		$81	81
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		5,125	5,131
Harvest CLO DAC 3.824% due 10/15/2031 •	EUR	2,124	2,198

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Home Partners of America Trust 1.901% due 12/17/2026		$872	827
Invesco Euro CLO DAC 3.834% due 07/15/2031 •	EUR	1,000	1,035
Jubilee CLO DAC 3.834% due 04/15/2031 •		5,700	5,864
KKR CLO Ltd. 6.318% due 04/15/2031 •		$3,850	3,859
Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	5,353	5,543
3.859% due 10/15/2030 •		84	87
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		$5	5
Navient Private Education Refi Loan Trust 3.480% due 04/15/2060		3,000	2,740
Nelnet Student Loan Trust
4.893% due 09/27/2066 •		1,335	1,336
6.640% due 02/20/2041		844	856
6.805% due 02/20/2041 •		925	927
OCP CLO Ltd. 5.999% due 07/20/2029 •		40	40
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		3,857	3,863
Oportun Issuance Trust 5.860% due 02/09/2032		2,055	2,060
OZLM Ltd.
6.329% due 07/20/2032 •		6,650	6,667
6.579% due 07/20/2032 •		4,050	4,062
Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		1,343	1,351
6.660% due 07/15/2031		1,047	1,060
7.128% due 06/16/2031		65	65
7.549% due 07/15/2031		1,175	1,182
Palmer Square European Loan Funding DAC
3.964% due 04/15/2031 •	EUR	6,176	6,400
4.273% due 08/15/2033 •		5,357	5,562
Pikes Peak CLO 5.852% due 10/11/2034 •		$3,400	3,409
Reach ABS Trust
6.300% due 02/18/2031		193	194
7.050% due 02/18/2031		146	146
Sculptor European CLO DAC 4.234% due 10/15/2034 •	EUR	10,510	10,882
SLM Student Loan Trust 3.486% due 10/25/2039 •		633	616
SMB Private Education Loan Trust
1.310% due 07/17/2051		$4,709	4,337
4.550% due 02/16/2055		10,170	9,704
6.148% due 11/15/2052 •		1,145	1,159
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		495	471
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		889	890
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	3,765	3,900
Upstart Pass-Through Trust 3.800% due 04/20/2030		$1,540	1,523
Upstart Securitization Trust 5.500% due 06/20/2032		3,211	3,198
Venture CLO Ltd. 5.929% due 07/20/2030 •		2,431	2,436
Vibrant CLO Ltd. 6.579% due 07/20/2032 •		9,125	9,152

			175,560

Total Asset-Backed Securities (Cost $790,230)			730,217

SOVEREIGN ISSUES 5.9%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	5,825,000	5,545
BrazilLetras do Tesouro Nacional 0.000% due 04/01/2025 (e)	BRL	57,600	9,051
Colombian TES 6.000% due 04/28/2028	COP	29,655,000	5,919
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	37,900	1,544
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	105,123	4,249
3.000% due 12/03/2026 (f)		105,123	4,761
4.000% due 11/30/2028 (f)		22,193	1,008
4.000% due 08/24/2034 (f)		247,624	10,547
8.000% due 11/07/2047		68,700	2,529
8.500% due 03/01/2029		47,400	2,159
Peru Government International Bond
5.400% due 08/12/2034	PEN	41,300	10,051

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

6.150% due 08/12/2032		126,900	33,565
6.900% due 08/12/2037		13,500	3,587
6.950% due 08/12/2031		5,800	1,627
7.300% due 08/12/2033		14,100	3,961
7.600% due 08/12/2039		2,700	757
Poland Government International Bond 4.750% due 07/25/2029	PLN	26,100	6,123
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	54,500	2,567
8.000% due 01/31/2030		73,400	3,727
8.250% due 03/31/2032		33,700	1,654
8.500% due 01/31/2037		44,000	1,980
9.000% due 01/31/2040		200,500	9,053
Turkey Government International Bond
50.485% (BISTREFI) due 05/20/2026 ~	TRY	800	23
50.485% (BISTREFI) due 08/19/2026 ~		700	20
50.485% (BISTREFI) due 05/17/2028 ~		104,700	2,922

Total Sovereign Issues (Cost $134,103)			128,929

		SHARES
COMMON STOCKS 8.8%
COMMUNICATION SERVICES 1.2%
Alphabet, Inc. 'A'		112,590	21,313
Comcast Corp. 'A'		108,668	4,078
Verizon Communications, Inc.		13,924	557
Walt Disney Co.		13,924	1,551

			27,499

CONSUMER DISCRETIONARY 1.7%
Amazon.com, Inc.(c)		125,624	27,561
Home Depot, Inc.		13,924	5,416
McDonald's Corp.		13,924	4,036
NIKE, Inc. 'B'		13,924	1,054

			38,067

CONSUMER STAPLES 0.5%
Coca-Cola Co.		13,924	867
Procter & Gamble Co.		48,086	8,062
Walmart, Inc.		13,924	1,258

			10,187

ENERGY 0.1%
Chevron Corp.		13,924	2,017

FINANCIALS 1.1%
American Express Co.		13,924	4,132
Goldman Sachs Group, Inc.		13,924	7,973
JPMorgan Chase & Co.		13,924	3,338
Travelers Cos., Inc.		13,924	3,354
Visa, Inc. 'A'		13,924	4,401

			23,198

HEALTH CARE 0.8%
AbbVie, Inc.		26,549	4,718
Amgen, Inc.		13,924	3,629
Johnson & Johnson		13,924	2,014
Merck & Co., Inc.		13,924	1,385
UnitedHealthGroup, Inc.		13,924	7,043

			18,789

INDUSTRIALS 0.6%
3M Co.		13,924	1,797
Boeing Co.(c)		13,924	2,465
Caterpillar, Inc.		13,924	5,051
Honeywell International, Inc.		13,924	3,145

			12,458

INFORMATION TECHNOLOGY 2.6%
Apple, Inc.		50,689	12,694
Cisco Systems, Inc.		13,924	824
International Business Machines Corp.		13,924	3,061
Microsoft Corp.		60,343	25,435
NVIDIA Corp.		80,096	10,756

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Salesforce, Inc.	13,924	4,655

		57,425

MATERIALS 0.2%
Sherwin-Williams Co.	13,924	4,733

Total Common Stocks (Cost $198,038)		194,373

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.0%
COMMERCIAL PAPER 1.4%
AutoNation, Inc. 4.750% due 01/07/2025	$11,050	11,040
Avangrid, Inc. 4.550% due 01/21/2025	1,060	1,057
Bacardi-Martini BV 4.840% due 01/30/2025	4,500	4,482
Enbridge US, Inc.
4.570% due 01/24/2025	1,100	1,097
4.730% due 01/24/2025	560	558
Jabil, Inc. 4.870% due 01/17/2025	1,450	1,446
Keurig Dr Pepper, Inc. 4.650% due 01/24/2025	11,020	10,987

		30,667

REPURCHASE AGREEMENTS (g) 7.6%		166,900

U.S. TREASURY BILLS 3.0%
4.388% due 01/23/2025 - 03/27/2025 (d)(e)(i)(k)	67,803	67,239

Total Short-Term Instruments (Cost $264,804)		264,806

Total Investments in Securities (Cost $3,000,351)		2,881,668

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short Asset Portfolio	4,018,442	39,357
PIMCO Short-Term Floating NAV Portfolio III	3,145	30

Total Short-Term Instruments (Cost $39,339)		39,387

Total Investments in Affiliates (Cost $39,339)		39,387

Total Investments 132.7% (Cost $3,039,690)		$2,921,055
Financial Derivative Instruments(h)(j)0.7%(Cost or Premiums, net $24,849)		15,137
Other Assets and Liabilities, net (33.4)%		(735,639)

Net Assets 100.0%		$2,200,553

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	01/02/2025	01/03/2025	$75,100	U.S. Treasury Notes 4.250% due 02/28/2029	$(76,594)	$75,100	$75,100
4.650	12/31/2024	01/02/2025	89,500	U.S. Treasury Notes 4.250% due 02/28/2029	(91,279)	89,500	89,523
FICC STR	4.250	12/31/2024	01/02/2025	2,300	U.S. Treasury Bonds 4.625% due 02/15/2040	(2,346)	2,300	2,301

Total Repurchase Agreements	$(170,219)	$166,900	$166,924

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	2.400%	12/18/2024	TBD(3)	EUR	(173)	$(179)

Total Reverse Repurchase Agreements	$(179)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$97,800	$(86,177)	$(86,496)

Total Short Sales (3.9)%	$(86,177)	$(86,496)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(6,471) at a weighted average interest rate of 5.326%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	1	$138	$(2)	$1	$0
Euro-Buxl 30-Year Bond March Futures	03/2025	1	137	(7)	1	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2025	1,896	201,554	(925)	0	(178)
U.S. Treasury Long-Term Bond March Futures	03/2025	273	31,079	(715)	0	(68)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	85	10,107	(663)	0	(37)

$(2,312)	$2	$(283)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	467	$(111,680)	$8	$0	$(3)
U.S. Treasury 10-Year Note March Futures	03/2025	19	(2,066)	46	4	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	222	(24,711)	367	55	0

$421	$59	$(3)

Total Futures Contracts	$(1,891)	$61	$(286)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.313%	$500	$6	$(3)	$3	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	7,100	114	(46)	68	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	2,200	(12)	48	36	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	5,000	37	(2)	35	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	5,700	74	(2)	72	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	EUR	1,900	11	3	14	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	800	5	1	6	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.199	3,100	(61)	22	(39)	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	$5,100	34	32	66	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	500	6	3	9	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	4,890	970	(526)	444	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	5,855	705	121	826	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.195	EUR	200	(19)	21	2	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.391	13,300	160	(74)	86	2	0

$2,030	$(402)	$1,628	$4	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$167,940	$(3,995)	$186	$(3,809)	$0	$(40)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	134,910	$1,876	$(2,743)	$(867)	$371	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	800	(4)	23	19	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	500	(2)	26	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$175,700	2,595	(858)	1,737	8	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		137,320	(316)	1,378	1,062	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		119,600	0	(292)	(292)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	2,850	3,939	57	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	(1,131)	(1,131)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	4,640	5,910	55	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	10,744	11,546	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	2,244	3,132	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	477	566	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	2,957	10,663	149	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(190)	(206)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	2,597	2,119	114	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	(1)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	1,371	2,089	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	985	1,366	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	348	1,155	1,503	29	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	4,318	5,742	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	2,687	2,129	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		67,460	1,045	4,101	5,146	71	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	26,233,300	0	189	189	5	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	61,040	797	54	851	158	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	(24)	(27)	0	(2)
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(9)	(10)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	(12)	(14)	0	(2)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	(15)	(18)	0	(3)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	2	0	0	(2)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	4	2	2	0
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		39,044	256	287	543	113	0
Receive(6)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		16,474	79	(472)	(393)	0	(79)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	26,100	0	25	25	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	587	621	165	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	5,825,000	0	76	76	0	(3)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	42,200	0	7	7	0	(1)
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	EUR	600	(3)	(44)	(47)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(46)	(49)	0	(1)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(56)	(60)	0	(2)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(52)	(55)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(45)	(48)	0	(2)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(26)	(28)	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	31,300	0	6	6	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		42,900	0	6	6	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		44,700	0	12	12	0	0
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		42,900	0	20	20	0	(1)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		31,300	0	18	18	0	(1)

							$19,989	$37,830	$57,819	$1,642	$(211)

Total Swap Agreements							$18,024	$37,614	$55,638	$1,646	$(257)

(i)

Securities with an aggregate market value of $60,729 and cash of $15,253 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2025	SGD	783		$583	$9	$0
	01/2025		$2,283	CNH	16,562	0	(26)
	01/2025		3,693	NZD	6,269	0	(185)
BOA	01/2025	CNH	7,255		$996	8	0
	01/2025	JPY	1,444,833		9,476	285	0
	01/2025	KRW	207,924		146	5	0
	01/2025	PLN	10,954		2,691	41	0
	01/2025	SGD	1,072		796	10	0
	01/2025		$315	IDR	5,040,062	0	(4)
	01/2025		3,671	KRW	5,225,720	0	(131)
	01/2025		1,618	TWD	52,535	0	(21)
	02/2025	HKD	11,968		$1,540	0	(2)
	02/2025	PEN	44,856		11,812	0	(106)
BPS	01/2025	AUD	5,317		3,404	113	0
	01/2025	BRL	9,120		1,473	0	(3)
	01/2025	CNH	96,326		13,292	164	0
	01/2025	CZK	45,165		1,896	39	0
	01/2025	EUR	2,264		2,387	41	0
	01/2025	IDR	29,307,922		1,795	0	(20)
	01/2025	INR	210,565		2,456	0	0
	01/2025	KRW	5,898,374		4,228	233	0
	01/2025	MXN	46,239		2,293	76	0
	01/2025	SGD	904		673	10	0
	01/2025	TWD	206,161		6,493	226	0
	01/2025		$1,622	BRL	9,120	0	(146)
	01/2025		5,490	CNH	40,076	0	(28)
	01/2025		6,908	IDR	109,843,067	0	(128)
	01/2025		5,573	INR	471,266	0	(77)
	01/2025		4,550	KRW	6,751,873	26	0
	01/2025		7,087	PLN	28,871	0	(103)
	01/2025		3,093	TWD	100,345	0	(43)
	01/2025		9,911	ZAR	175,312	0	(633)
	02/2025	CNH	47,115		$6,503	78	0
	03/2025	KRW	6,734,448		4,550	0	(22)
	03/2025	MXN	49,343		2,405	68	0
	03/2025		$1,783	IDR	29,206,957	12	0
	03/2025		2,456	INR	211,654	0	(2)
	04/2025	TWD	99,764		$3,093	46	0
	05/2025	CNH	55,023		7,582	48	0
BRC	01/2025	CAD	48,859		34,707	701	0
	01/2025	CHF	4,867		5,551	183	0
	01/2025	GBP	28,902		36,490	311	0
	01/2025	TRY	44,553		1,246	1	(2)
	01/2025		$2,343	CAD	3,319	0	(33)
	01/2025		3,196	IDR	50,202,005	0	(93)
	01/2025		1,390	JPY	207,900	0	(68)
	01/2025		6,759	TRY	248,112	82	0
	01/2025		1,503	TWD	49,342	0	(3)
	02/2025	TRY	539		$14	0	0
	03/2025	ILS	13,808		3,877	72	0
	03/2025	TRY	131,190		3,405	0	(43)
	03/2025		$5,706	TRY	218,407	71	0
BSH	02/2025	PEN	11,705		$3,083	0	(27)
	04/2025		11,219		2,953	0	(24)
	05/2025		2,264		598	0	(3)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

CBK	01/2025	AUD	1,787		1,161	55	0
	01/2025	CNH	1,513		208	2	0
	01/2025	EUR	4,566		4,805	73	0
	01/2025	IDR	35,464,189		2,196	0	(1)
	01/2025	INR	2,077,561		24,365	138	0
	01/2025	KRW	32,386,738		23,306	1,359	0
	01/2025	PEN	30,285		8,047	3	(11)
	01/2025	TWD	838,164		26,322	841	0
	01/2025		$1,525	AUD	2,380	0	(52)
	01/2025		4,248	IDR	67,425,400	0	(76)
	01/2025		28,360	INR	2,399,110	0	(382)
	01/2025		5,432	KRW	7,899,902	0	(79)
	01/2025		912	TWD	29,720	0	(8)
	01/2025		1,105	ZAR	19,995	0	(47)
	02/2025	BRL	18,513		$3,203	224	0
	02/2025	PEN	19,797		5,291	33	(3)
	03/2025	IDR	477,582		29	0	0
	03/2025	KRW	5,273,584		3,603	23	0
	03/2025	MXN	5,795		283	9	0
	03/2025	PEN	7,278		1,915	0	(18)
	03/2025		$2,196	IDR	35,568,495	0	(10)
	03/2025		24,365	INR	2,086,878	0	(174)
	04/2025	PEN	17,555		$4,716	54	0
	05/2025		2,005		530	0	(2)
	08/2025		502		132	0	(1)
FAR	01/2025	AUD	60,776		39,439	1,821	0
	01/2025	BRL	9,150		1,487	6	0
	01/2025	TWD	12,515		386	5	0
	01/2025		$1,478	BRL	9,150	3	0
	02/2025	CLP	5,590,993		$5,737	117	0
	02/2025		$1,487	BRL	9,198	0	(7)
	03/2025	PEN	40,029		$10,680	50	0
GLM	01/2025	INR	104,230		1,225	9	0
	01/2025	KRW	6,912,850		5,031	345	0
	01/2025	MXN	45,082		2,153	2	0
	01/2025	SGD	844		630	12	0
	01/2025	TWD	197,185		6,139	145	0
	01/2025		$5,652	IDR	89,519,154	0	(122)
	01/2025		3,172	PLN	12,913	0	(48)
	02/2025	MXN	60,754		$2,984	90	0
	04/2025	BRL	56,100		10,069	1,122	0
	04/2025	DKK	39,920		5,902	329	0
	04/2025	PEN	1,124		298	0	(1)
JPM	01/2025	CNH	85,676		11,844	168	0
	01/2025	COP	27,832,849		6,238	0	(59)
	01/2025	IDR	34,417,654		2,149	23	(2)
	01/2025	INR	429,090		5,043	39	0
	01/2025	JPY	1,190,254		7,948	376	0
	01/2025	SGD	25		19	0	0
	01/2025	TRY	385		11	0	0
	01/2025	TWD	176,710		5,456	84	0
	01/2025		$50	CNH	362	0	(1)
	01/2025		92	HUF	35,900	0	(2)
	01/2025		464	IDR	7,344,701	0	(9)
	01/2025		7,153	INR	605,992	0	(86)
	01/2025		2,822	PLN	11,505	0	(38)
	01/2025		11	TRY	381	0	0
	03/2025		178	IDR	2,916,950	1	0
	04/2025	BRL	1,500		$267	28	0
	05/2025	PEN	3,264		860	0	(6)
MBC	01/2025	CHF	47,973		54,670	1,757	0
	01/2025	CNH	25,746		3,546	37	0
	01/2025	DKK	10,940		1,548	28	0
	01/2025	EUR	168,506		177,561	2,931	0
	01/2025	INR	88,608		1,034	1	0
	01/2025	JPY	1,820,400		12,084	504	0
	01/2025	KRW	27,146,363		19,548	1,163	0
	01/2025	NOK	145		13	0	0
	01/2025	SEK	77,325		7,101	107	0
	01/2025	SGD	1,039		774	13	0
	01/2025		$2,882	CNH	21,033	0	(16)
	01/2025		1,951	EUR	1,850	0	(34)
	01/2025		2,936	INR	248,415	0	(39)
	01/2025		1,389	PLN	5,665	0	(18)
	01/2025		4,819	TWD	156,795	0	(53)
	02/2025	HKD	17,229		$2,218	0	(1)
	02/2025	THB	23,354		691	4	0
	02/2025		$1,292	CNH	9,428	0	(6)
	03/2025	ILS	4,401		$1,237	24	0
	03/2025		$1,034	INR	89,068	0	(2)
	04/2025	TWD	155,901		$4,819	56	0
	05/2025	CNH	36,211		4,993	35	0
	05/2025	PEN	3,265		860	0	(6)
MYI	01/2025	AUD	915		570	4	0
	01/2025	DKK	45,393		6,419	110	0
	01/2025		$1,769	IDR	27,954,982	0	(37)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	1,085	PLN	4,406	0	(19)
04/2025	DKK	45,100	$6,658	362	0
04/2025	$18,698	DKK	125,095	0	(1,235)
RBC	03/2025	MXN	344,165	$16,806	506	0
SCX	01/2025	CHF	76	86	3	0
01/2025	CNH	42,502	5,882	90	0
01/2025	SGD	313	232	3	0
01/2025	TWD	162,109	5,045	117	0
01/2025	$3,347	CHF	2,947	0	(97)
01/2025	11,480	IDR	181,849,315	0	(246)
01/2025	9,043	INR	764,837	0	(124)
01/2025	916	KRW	1,344,104	0	(5)
01/2025	2,544	TWD	82,980	0	(22)
03/2025	KRW	1,340,716	$916	6	0
04/2025	PEN	11,040	2,905	0	(25)
04/2025	TWD	82,573	2,544	22	0
05/2025	CNH	31,707	4,398	57	0
SOG	01/2025	$5,988	PLN	24,363	0	(92)
TOR	01/2025	JPY	2,281,863	$15,167	651	0
UAG	01/2025	1,347,124	9,024	454	0
01/2025	NOK	9,679	871	21	0
01/2025	SEK	16,120	1,477	19	0
01/2025	TWD	82,512	2,587	79	0
01/2025	$6,418	PLN	26,081	0	(107)
04/2025	DKK	40,100	$5,915	317	0

Total Forward Foreign Currency Contracts	$20,029	$(5,405)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	246,600	$1,187	$691
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	45,400	11	6
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	124,100	110	0

Total Purchased Options	$1,308	$697

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	800	$(2)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	800	(2)	(4)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,400	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	1,400	(4)	(27)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	246,600	(440)	(212)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	246,600	(734)	(387)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,100	(3)	(17)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,500	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,500	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,500	(4)	(22)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	1,500	(4)	(21)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	2,900	(8)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	2,900	(8)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	1,700	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	1,700	(5)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	1,000	(3)	(1)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	2,900	(9)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	1,000	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	2,900	(9)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	1,800	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	1,800	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,100	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,100	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	1,200	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	1,200	(4)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,700	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,700	(5)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	800	(2)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,900	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,900	(5)	(20)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,100	(3)	(14)

Total Written Options	$(1,316)	$(825)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.201%	EUR	1,600	$370	$(290)	$80	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	31,100	$6,572	$(389)	$6,183	$0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$7,100	(109)	20	0	(89)

$6,463	$(369)	$6,183	$(89)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RADMFENT Index	30,497	4.770% (FEDL01 plus a specified spread)	Monthly	02/05/2025	$50,669	$0	$(209)	$0	$(209)
Pay	DJITR Index	428	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	45,588	0	233	233	0
Receive	RADMFENT Index	16,192	4.780% (FEDL01 plus a specified spread)	Monthly	03/05/2025	26,902	0	(109)	0	(109)
Receive	RADMFENT Index	15,744	4.80% (FEDL01 plus a specified spread)	Monthly	04/16/2025	26,158	0	(107)	0	(107)
Receive	RADMFENT Index	2,148	5.330% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,569	0	(16)	0	(16)
Receive	RADMFXNT Index	1,755	4.810% (FEDL01 plus a specified spread)	Monthly	05/21/2025	3,117	0	(13)	0	(13)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	RADMFUNT Index	2,651	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025	4,708	0	(19)	0	(19)
	Receive	RADMFENT Index	3,984	5.050% (FEDL01 plus a specified spread)	Monthly	10/15/2025	6,619	0	(28)	0	(28)
	Receive	RADMFENT Index	32,853	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025	54,584	0	(232)	0	(232)
	Receive	RADMFXNT Index	6,210	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025	11,028	0	(47)	0	(47)
	Receive	RADMFXNT Index	25,802	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025	45,820	0	(137)	0	(137)
CBK	Receive	ERADXULT Index	4,546	4.960% (FEDL01 plus a specified spread)	Monthly	01/08/2025	11,555	0	(50)	0	(50)
	Receive	NDUEEGF Index	68,045	4.570% (FEDL01 plus a specified spread)	Monthly	04/02/2025	39,050	0	(154)	0	(154)
	Receive	NDDUEAFE Index	10,243	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	82,779	0	(243)	0	(243)
	Receive	NDDUEAFE Index	11,787	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	95,258	0	(391)	0	(391)
	Receive	NDUEEGF Index	74,993	4.980% (FEDL01 plus a specified spread)	Monthly	11/05/2025	43,037	0	(176)	0	(176)
CIB	Receive	RU20INTR Index	241	4.930% (FEDL01 plus a specified spread)	Monthly	04/02/2025	2,906	0	0	0	0
FAR	Pay	DJITR Index	477	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	50,807	0	253	253	0
GST	Receive	RADMFENT Index	6,003	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025	9,974	0	(43)	0	(43)
JPM	Receive	RU20INTR Index	2,322	4.760% (FEDL01 plus a specified spread)	Monthly	01/15/2025	28,003	0	(125)	0	(125)
	Receive	ERADXULT Index	27,260	5.055% (FEDL01 plus a specified spread)	Monthly	03/05/2025	69,292	0	(307)	0	(307)
	Receive	RADMFENT Index	6,270	4.470% (FEDL01 plus a specified spread)	Monthly	04/16/2025	14,977	0	(56)	0	(56)
	Receive	RADMFENT Index	14,317	4.560% (FEDL01 plus a specified spread)	Monthly	05/21/2025	25,425	0	(103)	0	(103)
	Receive	RADMFUNT Index	6,900	5.080% (FEDL01 plus a specified spread)	Monthly	05/21/2025	16,482	0	(76)	0	(76)
	Receive	RADMFENT Index	58,034	4.630% (FEDL01 plus a specified spread)	Monthly	06/04/2025	103,060	0	(423)	0	(423)
	Receive	RADMFENT Index	20,963	4.70% (FEDL01 plus a specified spread)	Monthly	06/04/2025	37,227	0	(155)	0	(155)
	Receive	RADMFUNT Index	13,867	4.510% (FEDL01 plus a specified spread)	Monthly	07/09/2025	33,124	0	(136)	0	(136)
	Receive	RADMFENT Index	85,414	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025	141,911	0	(607)	0	(607)
	Receive	ERADXULT Index	2,034	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	5,462	0	(376)	0	(376)
MBC	Receive	NDUEEGF Index	22,775	4.860% (FEDL01 plus a specified spread)	Monthly	08/20/2025	13,070	0	(55)	0	(55)
	Receive	ERADXULT Index	1,680	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025	4,270	0	(20)	0	(20)
MEI	Receive	ERAEMLT Index	3,817	5.360% (FEDL01 plus a specified spread)	Monthly	03/05/2025	18,270	0	(85)	0	(85)
	Receive	ERADXULT Index	14,372	5.880% (FEDL01 plus a specified spread)	Monthly	05/21/2025	36,532	0	(144)	0	(144)
	Receive	RADMFENT Index	54,929	5.370% (FEDL01 plus a specified spread)	Monthly	05/21/2025	91,262	0	(315)	0	(315)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	ERAEMLT Index	23,164	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	110,876	0	(521)	0	(521)
	Receive	NDDUEAFE Index	14,853	4.610% (FEDL01 plus a specified spread)	Monthly	08/20/2025	120,036	0	(487)	0	(487)
	Receive	ERAEMLT Index	14,930	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026	71,463	0	(257)	0	(257)
MYI	Receive	ERAUSLT Index	4,243	5.850% (FEDL01 plus a specified spread)	Monthly	01/22/2025	32,339	0	(131)	0	(131)
	Receive	ERADXULT Index	12,177	4.930% (FEDL01 plus a specified spread)	Monthly	03/05/2025	30,953	0	(134)	0	(134)
	Receive	ERAUSLT Index	57,293	4.840% (FEDL01 plus a specified spread)	Monthly	03/05/2025	33,724	0	(148)	0	(148)
	Receive	ERAUSLT Index	4,353	5.080% (FEDL01 plus a specified spread)	Monthly	03/05/2025	2,562	0	(12)	0	(12)
	Receive	ERADXULT Index	910	5.115% (FEDL01 plus a specified spread)	Monthly	04/16/2025	2,313	0	(10)	0	(10)
	Receive	NDDUEAFE Index	3,758	4.550% (FEDL01 plus a specified spread)	Monthly	04/16/2025	30,371	0	(122)	0	(122)
	Receive	ERAUSLT Index	50,976	4.840% (FEDL01 plus a specified spread)	Monthly	05/07/2025	30,006	0	(132)	0	(132)
	Receive	ERAUSST Index	608	5.180% (FEDL01 plus a specified spread)	Monthly	05/07/2025	4,634	0	(16)	0	(16)
	Receive	ERAUSLT Index	42,584	5.280% (FEDL01 plus a specified spread)	Monthly	05/21/2025	25,066	0	(106)	0	(106)
	Receive	NDDUEAFE Index	266	4.520% (FEDL01 plus a specified spread)	Monthly	05/21/2025	2,150	0	(9)	0	(9)
	Receive	NDDUEAFE Index	13,608	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	109,975	0	(449)	0	(449)
	Receive	NDDUEAFE Index	2,108	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	17,036	0	(70)	0	(70)
	Receive	ERAUSST Index	6,995	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	53,178	0	(94)	0	(94)
	Receive	ERAUSLT Index	24,753	5.180% (FEDL01 plus a specified spread)	Monthly	11/12/2025	14,570	0	(46)	0	(46)
RBC	Receive	ERAUSST Index	5,477	4.710% (FEDL01 plus a specified spread)	Monthly	01/08/2025	41,744	0	(181)	0	(181)
	Receive	RU20INTR Index	429	4.70% (FEDL01 plus a specified spread)	Monthly	01/08/2025	5,174	0	(23)	0	(23)
	Receive	RU20INTR Index	3,376	4.580% (FEDL01 plus a specified spread)	Monthly	02/19/2025	40,715	0	(175)	0	(175)
	Receive	RU20INTR Index	850	4.830% (FEDL01 plus a specified spread)	Monthly	04/02/2025	10,251	0	(46)	0	(46)

								$0	$(7,640)	$486	$(8,126)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	AbbVie, Inc.	26,549	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$4,718	$0	$23	$23	$0
	Pay	Alphabet, Inc.	112,590	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	21,313	0	71	71	0
	Pay	Apple, Inc.	36,765	5.48% (FEDL01 plus a specified spread)	Monthly	01/17/2025	9,207	0	41	41	0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Pay	Comcast Corp.	108,668	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	4,078	0	22	22	0
	Pay	Microsoft Corp.	46,419	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	19,566	0	58	58	0
	Pay	NVIDIA Corp.	66,172	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	8,886	0	45	45	0
	Pay	Procter and Gamble,Co.	34,162	5.480% (FEDL01 plus a specified spread)	Monthly	01/17/2025	5,727	0	29	29	0
TOR	Pay	Amazon.com, Inc.	111,700	5.830% (FEDL01 plus a specified spread)	Monthly	01/17/2025	25,124	0	654	654	0

								$0	$943	$943	$0

Total Swap Agreements								$6,833	$(7,356)	$7,692	$(8,215)

(k)

Securities with an aggregate market value of $59,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$0	$3,845		$3,845
Corporate Bonds & Notes
Banking & Finance						0	142,621	0		142,621
Industrials						0	38,880	0		38,880
Utilities						0	24,387	0		24,387
Municipal Bonds & Notes
California						0	1,159	0		1,159
Illinois						0	369	0		369
Nebraska						0	22	0		22
Ohio						0	57	0		57
Pennsylvania						0	5	0		5
Washington						0	666	0		666
U.S. Government Agencies						0	934,218	0		934,218
U.S. Treasury Obligations						0	193,250	0		193,250
Non-Agency Mortgage-Backed Securities						0	223,864	0		223,864
Asset-Backed Securities
Automobile ABS Other						0	1,899	0		1,899
Automobile Sequential						0	79,931	0		79,931
CMBS Other						0	83,382	0		83,382
CMBS Subordinated						0	8,683	0		8,683
Home Equity Other						0	298,756	0		298,756
Home Equity Sequential						0	21	0		21
Whole Loan Collateral						0	81,985	0		81,985
Other ABS						0	175,560	0		175,560
Sovereign Issues						0	128,929	0		128,929
Common Stocks
Communication Services						27,499	0	0		27,499
Consumer Discretionary						38,067	0	0		38,067
Consumer Staples						10,187	0	0		10,187
Energy						2,017	0	0		2,017
Financials						23,198	0	0		23,198

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Health Care	18,789	0	0	18,789
Industrials	12,458	0	0	12,458
Information Technology	57,425	0	0	57,425
Materials	4,733	0	0	4,733
Short-Term Instruments
Commercial Paper	0	30,667	0	30,667
Repurchase Agreements	0	166,900	0	166,900
U.S. Treasury Bills	0	67,239	0	67,239

	$194,373	$2,683,450	$3,845	$2,881,668
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,387	$0	$0	$39,387

Total Investments	$233,760	$2,683,450	$3,845	$2,921,055

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(86,496)	$0	$(86,496)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	1,705	0	1,707
Over the counter	0	28,418	0	28,418

	$2	$30,123	$0	$30,125
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(543)	0	(543)
Over the counter	0	(14,445)	0	(14,445)

	$0	$(14,988)	$0	$(14,988)

Total Financial Derivative Instruments	$2	$15,135	$0	$15,137

Totals	$233,762	$2,612,089	$3,845	$2,849,696

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.8% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$195
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		46	43
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	335
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	68	8
1.000% due 10/01/2050		2,941	327
1.500% due 10/01/2053		2,311	259
2.000% due 10/01/2053		3,949	468
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,947	433
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
2.000% due 10/01/2053		11	1
Realkredit Danmark AS
1.500% due 10/01/2053		48,055	5,551
2.000% due 10/01/2053		1,760	194
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,030	1,335
UBS Group AG
1.000% due 06/24/2027 •	EUR	100	101
2.125% due 11/15/2029 •	GBP	100	112
2.875% due 04/02/2032 •	EUR	100	101
4.205% (EUR003M + 1.000%) due 01/16/2026 ~		400	414
7.750% due 03/01/2029 •		200	236

			10,114

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$39	38

UTILITIES 0.0%
Verizon Communications, Inc.
2.355% due 03/15/2032		46	38
4.016% due 12/03/2029		285	274

			312

Total Corporate Bonds & Notes (Cost $12,989)			10,464

U.S. GOVERNMENT AGENCIES 18.3%
Fannie Mae
4.933% due 06/25/2048 •		3,035	2,963
5.113% due 10/25/2036 •		1	1
5.133% due 08/25/2037 •		37	37
6.128% due 09/01/2044 - 10/01/2044 •		1	2
7.086% due 05/01/2038 •		173	180
Freddie Mac
2.920% due 01/25/2026		2,503	2,483
5.092% due 07/15/2036 •		15	14
5.162% due 05/15/2032 - 09/15/2042 •		93	93
5.312% due 12/15/2037 •		18	18
5.332% due 10/15/2037 •		33	33
6.901% due 10/01/2036 •		1	1
7.253% due 09/01/2036 •		2	2
7.340% due 07/01/2036 •		5	5
Ginnie Mae
0.029% due 10/16/2053 ~(a)		73	0
4.885% due 02/20/2049 •		342	335
4.967% due 10/20/2043 •		218	210
5.461% due 08/20/2068 •		554	553
5.505% due 07/20/2073 •		18,665	18,862
5.705% due 05/20/2073 •		399	407
Ginnie Mae, TBA 3.500% due 01/01/2055 - 02/01/2055		65,500	58,560

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	2	2
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	2	2
Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	341	302
4.000% due 09/01/2048 - 01/01/2053	2,324	2,130
4.500% due 07/01/2052 - 09/01/2052	912	860
5.500% due 08/01/2054	37,336	36,865
6.000% due 02/01/2054 - 03/01/2054	72,348	72,735
6.500% due 10/01/2053 - 02/01/2054	455	465
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2055 - 02/01/2055	43,400	39,684
4.500% due 01/01/2055	45,100	42,422
6.500% due 02/01/2055	54,000	55,074

Total U.S. Government Agencies (Cost $337,635)		335,304

U.S. TREASURY OBLIGATIONS 111.2%
U.S. Treasury Inflation Protected Securities(d)
0.125% due 10/15/2025 (g)	25,548	25,255
0.125% due 04/15/2026 (i)(k)	23,435	22,877
0.125% due 07/15/2026 (g)	66,828	65,277
0.125% due 10/15/2026 (g)(i)	67,232	65,375
0.125% due 04/15/2027 (g)	73,229	70,203
0.125% due 01/15/2030 (g)	53,064	48,211
0.125% due 07/15/2030 (g)	78,919	71,157
0.125% due 01/15/2031 (g)	61,880	54,941
0.125% due 07/15/2031 (g)	41,940	36,933
0.125% due 01/15/2032 (g)	72,197	62,610
0.125% due 02/15/2051 (k)	18,684	10,295
0.125% due 02/15/2052 (k)	14,855	8,070
0.250% due 07/15/2029 (g)	58,494	54,192
0.250% due 02/15/2050 (k)	19,891	11,613
0.375% due 07/15/2025	31,947	31,755
0.375% due 01/15/2027	46,521	45,116
0.375% due 07/15/2027 (g)	64,747	62,496
0.500% due 01/15/2028 (g)	47,982	45,880
0.625% due 01/15/2026 (g)	68,492	67,556
0.625% due 07/15/2032 (g)	57,147	51,097
0.625% due 02/15/2043	28,607	20,975
0.750% due 07/15/2028	47,158	45,305
0.750% due 02/15/2042	30,693	23,537
0.750% due 02/15/2045	42,494	30,820
0.875% due 01/15/2029	37,619	35,927
0.875% due 02/15/2047	26,946	19,512
1.000% due 02/15/2046 (k)	25,446	19,183
1.000% due 02/15/2048 (k)	20,353	14,998
1.000% due 02/15/2049 (k)	12,874	9,391
1.125% due 01/15/2033 (g)	152,176	140,030
1.250% due 04/15/2028 (g)	55,145	53,741
1.375% due 07/15/2033 (g)	83,046	77,720
1.375% due 02/15/2044	38,004	31,650
1.500% due 02/15/2053	21,557	17,282
1.625% due 10/15/2027 (g)	73,101	72,677
1.625% due 10/15/2029 (g)	41,332	40,650
1.750% due 01/15/2028 (i)(k)	18,039	17,911
1.750% due 01/15/2034 (g)	85,131	81,640
1.875% due 07/15/2034 (g)	121,624	117,884
2.000% due 01/15/2026 (i)	29,972	29,977
2.125% due 04/15/2029 (g)	77,052	77,167
2.125% due 02/15/2040 (k)	8,696	8,397
2.125% due 02/15/2041 (k)	13,965	13,520
2.125% due 02/15/2054	26,228	24,299
2.375% due 01/15/2027	34,906	35,246
2.375% due 10/15/2028 (g)	67,916	68,985
3.375% due 04/15/2032 (k)	130	141
3.875% due 04/15/2029 (k)	897	962

Total U.S. Treasury Obligations (Cost $2,112,120)		2,040,436

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust 7.783% due 07/25/2035 ~	3	2
Alliance Bancorp Trust 4.933% due 07/25/2037 •	1,315	1,125
BAMLL Commercial Mortgage Securities Trust 5.562% due 09/15/2038 •	700	668
Banc of America Funding Trust 4.799% due 05/20/2036 ~	21	18
Bear Stearns Adjustable Rate Mortgage Trust
4.765% due 02/25/2036 ~	22	20
4.770% due 07/25/2036 ~	10	9

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

5.777% due 01/25/2035 ~		5	4
7.108% due 01/25/2035 ~		6	7
Bear Stearns ALT-A Trust 5.017% due 07/25/2035 ~		52	35
BX Trust 5.146% due 04/15/2039 •		3,494	3,479
Chase Mortgage Finance Trust
5.864% due 02/25/2037 ~		7	7
6.620% due 02/25/2037 ~		5	5
Citigroup Mortgage Loan Trust
6.231% due 03/25/2034 ~		4	4
6.310% due 11/25/2035 •		2	2
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		980	788
5.500% due 11/25/2035		8	6
6.000% due 03/25/2037		654	228
6.500% due 09/25/2037		164	60
Countrywide Home Loan Mortgage Pass-Through Trust
4.990% due 11/20/2034 ~		15	14
5.014% due 08/20/2035 ~		85	78
5.500% due 01/25/2035		16	15
6.000% due 04/25/2036		39	19
Countrywide Home Loan Reperforming REMIC Trust 4.793% due 06/25/2035 •		3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.153% due 10/25/2035 •		37	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.169% due 10/26/2036 ~		2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.595% due 04/25/2047 •		118	103
Eurosail PLC 5.796% due 06/13/2045 •	GBP	57	71
First Horizon Alternative Mortgage Securities Trust
5.782% due 04/25/2035 ~		$14	14
6.000% due 02/25/2037		58	22
GSR Mortgage Loan Trust
4.743% due 01/25/2036 ~		6	5
5.046% due 11/25/2035 ~		4	4
HarborView Mortgage Loan Trust
4.741% due 03/19/2037 •		59	54
4.891% due 12/19/2036 •		778	592
4.921% due 05/19/2035 •		40	38
5.101% due 11/19/2035 •		23	15
5.165% due 06/20/2035 •		31	29
IndyMac INDA Mortgage Loan Trust 3.301% due 11/25/2035 ~		13	10
IndyMac INDX Mortgage Loan Trust
4.873% due 07/25/2036 •		72	68
5.013% due 07/25/2035 •		321	232
JP Morgan Alternative Loan Trust
4.853% due 06/25/2037 •		837	303
6.810% due 08/25/2036 þ		94	90
MASTR Adjustable Rate Mortgages Trust 6.415% due 11/21/2034 ~		8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.252% due 09/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
5.184% due 06/25/2035 ~		11	11
5.816% due 12/25/2034 ~		3	3
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		414	395
OPEN Trust 7.486% due 11/15/2040 •		1,622	1,638
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.213% due 12/25/2035 •		338	330
Residential Accredit Loans, Inc. Trust 6.000% due 09/25/2036		52	40
Residential Asset Securitization Trust
4.853% due 05/25/2035 •		137	85
5.750% due 03/25/2037		51	15
6.500% due 09/25/2036		890	306
Structured Adjustable Rate Mortgage Loan Trust
5.237% due 03/25/2036 ~		18	14
5.617% due 11/25/2034 •		46	41
Structured Asset Mortgage Investments Trust
4.873% due 05/25/2036 •		6	4
5.161% due 05/19/2035 •		3	3
Thornburg Mortgage Securities Trust 6.226% due 03/25/2037 •		138	98
WaMu Mortgage Pass-Through Certificates Trust
4.584% due 08/25/2036 ~		1	1
5.193% due 11/25/2034 •		14	13
5.193% due 01/25/2045 •		18	18
5.253% due 01/25/2045 •		17	17
5.342% due 01/25/2035 ~		3	3
5.703% due 06/25/2034 ~		2	2

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

6.961% due 10/25/2034 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	9	8
Wells Fargo Mortgage-Backed Securities Trust 6.153% due 04/25/2036 ~	13	12

Total Non-Agency Mortgage-Backed Securities (Cost $12,434)		11,332

ASSET-BACKED SECURITIES 9.6%
CMBS OTHER 1.4%
Arbor Realty Commercial Real Estate Notes Ltd.
5.582% due 08/15/2034 •	2,073	2,074
5.862% due 11/15/2036 •	3,691	3,699
BSPDF Issuer Ltd. 5.712% due 10/15/2036 •	1,796	1,797
LoanCore Issuer Ltd. 5.812% due 07/15/2036 •	544	547
MF1 Ltd. 5.570% due 10/16/2036 •	9,029	9,009
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •	4,420	4,418
VMC Finance LLC 6.500% due 02/18/2039 •	3,130	3,137

		24,681

HOME EQUITY OTHER 1.6%
ACE Securities Corp. Home Equity Loan Trust
5.323% due 05/25/2035 •	2	2
5.353% due 12/25/2034 •	41	36
5.578% due 04/25/2035 •	2,000	1,757
Argent Mortgage Loan Trust 4.933% due 05/25/2035 •	65	58
Asset-Backed Securities Corp. Home Equity Loan Trust 4.913% due 11/25/2036 •	384	371
Bear Stearns Asset-Backed Securities Trust 5.235% due 02/25/2036 •	676	664
BNC Mortgage Loan Trust 4.773% due 11/25/2036 •	508	491
Citigroup Mortgage Loan Trust 4.723% due 05/25/2037 •	2,400	2,230
Countrywide Asset-Backed Certificates Trust
3.856% due 11/25/2034 •	2,920	2,593
4.593% due 07/25/2037 •	63	58
4.643% due 11/25/2037 •	2,273	2,121
4.733% due 05/25/2035 •	230	223
4.853% due 09/25/2037 •	17	15
4.933% due 05/25/2036 •	708	593
4.953% due 03/25/2037 •	93	88
5.233% due 11/25/2034 •	19	18
5.308% due 08/25/2034 •	1	1
5.488% due 12/25/2035 •	286	281
5.805% due 04/25/2036 ~	67	60
Fremont Home Loan Trust
4.593% due 01/25/2037 •	177	89
4.723% due 10/25/2036 •	93	83
4.933% due 10/25/2036 •	640	253
5.293% due 03/25/2035 •	1,701	1,346
GSAMP Trust
4.653% due 11/25/2036 •	84	40
5.188% due 09/25/2035 •	4	4
5.428% due 03/25/2035 •	93	88
Home Equity Mortgage Loan Asset-Backed Trust
4.673% due 04/25/2037 •	83	63
4.743% due 11/25/2034 •	16	15
HSI Asset Securitization Corp. Trust 4.993% due 02/25/2036 •	32	32
Long Beach Mortgage Loan Trust 4.693% due 08/25/2036 •	70	27
MASTR Asset-Backed Securities Trust 4.793% due 06/25/2036 •	188	171
Merrill Lynch Mortgage Investors Trust
4.873% due 02/25/2037 •	1,298	370
5.173% due 10/25/2035 •	1,223	1,217
5.173% due 05/25/2036 •	3	3
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 10/25/2036 •	508	447
5.353% due 05/25/2034 •	1,294	1,229
5.488% due 07/25/2035 •	381	372
NovaStar Mortgage Funding Trust 5.158% due 01/25/2036 •	26	25
Option One Mortgage Loan Trust
4.593% due 01/25/2037 •	188	119
4.593% due 03/25/2037 •	151	102

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

4.693% due 04/25/2037 •		2,671	1,274
Ownit Mortgage Loan Trust 4.733% due 09/25/2037 •		4,164	3,636
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		7,262	2,205
5.313% due 06/25/2033 •		1,307	1,165
5.553% due 09/25/2037 •		744	307
Residential Asset Securities Corp. Trust
4.733% due 09/25/2036 •		1,210	1,188
4.933% due 08/25/2036 •		273	239
Saxon Asset Securities Trust 4.763% due 09/25/2037 •		49	46
Securitized Asset-Backed Receivables LLC Trust 5.128% due 10/25/2035 •		1,551	1,487
Soundview Home Loan Trust
4.653% due 06/25/2037 •		666	454
5.403% due 10/25/2037 •		87	66
Structured Asset Securities Corp. Mortgage Loan Trust
5.023% due 10/25/2036 •		140	137
6.167% due 04/25/2035 •		2	2
Wells Fargo Home Equity Asset-Backed Securities Trust 6.853% due 12/25/2034 •		122	121

			30,082

MANUFACT HOUSE ABS OTHER 0.0%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		765	709

WHOLE LOAN COLLATERAL 0.7%
Bear Stearns Asset-Backed Securities Trust 5.453% due 09/25/2046 •		25	22
Citigroup Mortgage Loan Trust
4.948% due 10/25/2036 •		254	248
5.158% due 03/25/2037 •		4,100	3,885
First Franklin Mortgage Loan Trust
5.158% due 11/25/2036 •		405	390
5.323% due 09/25/2035 •		206	204
IndyMac INDB Mortgage Loan Trust 4.593% due 07/25/2036 •		840	269
Lehman XS Trust 4.404% due 06/25/2036 þ		148	141
Securitized Asset-Backed Receivables LLC Trust 4.953% due 05/25/2036 •		826	422
Specialty Underwriting & Residential Finance Trust
4.653% due 04/25/2037 •		2,617	1,879
4.773% due 09/25/2037 •		9,950	4,838

			12,298

OTHER ABS 5.9%
522 Funding CLO Ltd. 5.919% due 10/20/2031 •		531	532
ACAS CLO Ltd. 5.784% due 10/18/2028 •		447	447
Adagio CLO DAC 3.904% due 10/15/2031 •	EUR	896	924
American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		$91	91
5.760% due 01/20/2035 •		3,000	3,000
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •		1,900	1,904
Anchorage Capital Europe CLO DAC 3.964% due 01/15/2031 •	EUR	2,678	2,775
Apex Credit CLO Ltd. 5.857% due 10/20/2031 •		$1,761	1,764
Arbour CLO DAC 4.353% due 05/15/2038 •	EUR	3,500	3,630
Bain Capital Euro CLO DAC 3.959% due 01/20/2032 •		1,540	1,594
Blackrock European CLO DAC 3.804% due 10/15/2031 •		1,276	1,321
BlueMountain Fuji EUR CLO DAC 4.094% due 01/15/2033 •		1,699	1,760
Cairn CLO DAC 3.964% due 10/15/2031 •		2,183	2,259
Capital Street Master Trust 5.948% due 10/16/2028 •		$1,000	1,001
Carlyle Euro CLO DAC 3.884% due 01/15/2031 •	EUR	2,480	2,568
Carlyle Global Market Strategies CLO Ltd.
5.534% due 07/20/2034 •		$5,700	5,701
5.728% due 08/14/2030 •		174	175
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	3,001	3,105

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

CarlyleU.S. CLO Ltd. 6.098% due 01/15/2030 •		$181	182
Contego CLO DAC 3.999% due 01/15/2031 •	EUR	859	891
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		$1,900	1,903
Crestline Denali CLO Ltd.
5.909% due 04/20/2030 •		775	775
6.028% due 10/23/2031 •		1,486	1,489
Crown Point CLO Ltd. 5.847% due 10/20/2031 •		1,397	1,399
Cumulus Static CLO DAC 4.586% due 04/25/2033 •	EUR	6,271	6,496
CVC Cordatus Loan Fund DAC
3.516% due 09/15/2031 •		855	885
3.803% due 08/15/2032 •		864	895
3.834% due 10/15/2031 •		828	857
Dryden CLO Ltd. 5.795% due 05/15/2031 •		$371	371
Dryden Euro CLO DAC
3.839% due 04/15/2033 •	EUR	1,327	1,370
3.883% due 05/15/2034 •		1,648	1,707
Dryden Senior Loan Fund 5.898% due 04/15/2028 •		$244	244
Elevation CLO Ltd. 5.837% due 10/25/2030 •		1,224	1,225
Euro-Galaxy CLO DAC 3.718% due 04/24/2034 •	EUR	299	309
Harvest CLO DAC
3.824% due 10/15/2031 •		2,548	2,638
3.899% due 10/20/2031 •		1,598	1,653
Hayfin Emerald CLO
3.975% due 11/17/2037 •		1,100	1,140
4.558% due 07/18/2038 •		4,600	4,772
4.826% due 01/25/2037 •		4,400	4,575
Henley CLO DAC 4.086% due 06/10/2034 •		1,900	1,968
ICG U.S. CLO Ltd. 5.973% due 07/22/2031 •		$402	403
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		4,500	4,500
Jubilee CLO DAC 3.834% due 04/15/2031 •	EUR	800	823
KKR CLO Ltd.
5.868% due 07/15/2030 •		$295	296
6.098% due 01/15/2031 •		789	791
LCM LP 5.879% due 07/20/2030 •		262	262
Man GLG Euro CLO DAC
3.576% due 12/15/2031 •	EUR	1,835	1,901
3.859% due 10/15/2030 •		130	134
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		$22	22
MidOcean Credit CLO 5.833% due 02/20/2031 •		125	125
Mountain View CLO LLC 5.949% due 01/16/2031 •		2,253	2,257
Octagon Investment Partners Ltd. 5.778% due 02/14/2031 •		652	654
OZLM Ltd. 5.817% due 10/20/2031 •		262	262
Palmer Square CLO Ltd. 5.909% due 10/17/2031 •		213	213
Regatta Funding Ltd. 5.826% due 10/25/2031 •		1,579	1,582
Rockford Tower Europe CLO DAC 4.468% due 04/24/2037 •	EUR	1,100	1,140
Romark CLO Ltd. 5.918% due 10/23/2030 •		$368	368
Saranac CLO Ltd. 5.797% due 08/13/2031 •		1,803	1,808
Sound Point CLO Ltd. 5.867% due 07/25/2030 •		190	190
TCI-Symphony CLO Ltd. 5.938% due 10/13/2032 •		5,081	5,090
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	628	650
Trinitas CLO Ltd. 5.966% due 01/25/2034 •		$3,300	3,306
Trysail CLO Ltd. 7.267% due 10/20/2033 •		1,100	1,101
Venture CLO Ltd.
5.775% due 09/07/2030 •		423	424
5.869% due 07/20/2030 •		2,781	2,786
5.929% due 07/20/2030 •		1,934	1,938
5.979% due 01/20/2029 •		193	193

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

VerdeliteStatic CLO Ltd. 5.747% due 07/20/2032 •		2,035	2,039
Voya CLO Ltd. 5.918% due 10/15/2030 •		361	362
Wind River CLO Ltd. 5.944% due 07/18/2031 •		271	271

			108,186

Total Asset-Backed Securities (Cost $186,381)			175,956

SOVEREIGN ISSUES 6.4%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	139,100	21,857
0.000% due 07/01/2025 (c)		101,800	15,460
0.000% due 10/01/2025 (c)		42,400	6,190
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	1,227	905
France Government International Bond 0.100% due 07/25/2031 (d)	EUR	5,301	5,204
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		2,443	2,415
1.400% due 05/26/2025 (d)		32,377	33,484
1.800% due 05/15/2036 (d)		919	944
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	1,475,997	9,751
0.100% due 03/10/2029 (d)		3,105,278	20,574
Mexico Government International Bond 4.000% due 08/24/2034 (d)	MXN	30,038	1,279

Total Sovereign Issues (Cost $135,620)			118,063

		SHARES
COMMON STOCKS 0.4%
CONSUMER DISCRETIONARY 0.4%
Hilton Worldwide Holdings, Inc.		17,914	4,427
Marriott International, Inc. 'A'		14,296	3,988

Total Common Stocks (Cost $4,347)			8,415

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		223,000	224

Total Preferred Securities (Cost $232)			224

REAL ESTATE INVESTMENT TRUSTS 25.3%
REAL ESTATE 25.3%
Alexandria Real Estate Equities, Inc.		52,627	5,134
American Homes 4 Rent 'A'		37,562	1,406
American Tower Corp.		7,050	1,293
Americold Realty Trust, Inc.		397,022	8,496
AvalonBay Communities, Inc.		13,270	2,919
Brixmor Property Group, Inc.		74,146	2,064
BXP, Inc.		55,797	4,149
Camden Property Trust		101,359	11,762
COPT Defense Properties		149,920	4,640
Crown Castle, Inc.		74,171	6,732
CubeSmart		51,357	2,201
DiamondRock Hospitality Co.		894,621	8,078
Digital Realty Trust, Inc.		170,490	30,233
Equinix, Inc.		54,535	51,420
Equity LifeStyle Properties, Inc.		4,010	267
Equity Residential		50,847	3,649
Essential Properties Realty Trust, Inc.		275,991	8,633
Essex Property Trust, Inc.		38,855	11,091
Extra Space Storage, Inc.		88,447	13,232
Federal Realty Investment Trust		84,400	9,449
First Industrial Realty Trust, Inc.		127,215	6,377
Gaming & Leisure Properties, Inc.		113,378	5,460
Healthcare Realty Trust, Inc.		365,145	6,189
Healthpeak Properties, Inc.		755,730	15,319
Highwoods Properties, Inc.		149,800	4,581
Host Hotels & Resorts, Inc.		595,941	10,441
InvenTrust Properties Corp.		134,039	4,039
Invitation Homes, Inc.		94,845	3,032
Kilroy Realty Corp.		120,030	4,855
Kimco Realty Corp.		434,972	10,191

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

Lineage, Inc.	81,656	4,783
Mid-America Apartment Communities, Inc.	40,128	6,203
Omega Healthcare Investors, Inc.	251,295	9,511
Park Hotels & Resorts, Inc.	263,197	3,703
Prologis, Inc.	137,459	14,529
Public Storage	29,389	8,800
Realty Income Corp.	475,627	25,403
Regency Centers Corp.	192,414	14,225
Rexford Industrial Realty, Inc.	34,994	1,353
RLJ Lodging Trust	1,009,498	10,307
Ryman Hospitality Properties, Inc.	102,643	10,710
SBA Communications Corp.	4,926	1,004
Simon Property Group, Inc.	2,589	446
SL Green Realty Corp.	51,994	3,531
Sun Communities, Inc.	8,877	1,092
Sunstone Hotel Investors, Inc.	726,737	8,604
UDR, Inc.	338,269	14,684
Ventas, Inc.	186,316	10,972
VICI Properties, Inc.	3,455	101
Welltower, Inc.	449,900	56,701
WP Carey, Inc.	25,306	1,379

Total Real Estate Investment Trusts (Cost $414,089)		465,373

	OUNCES
COMMODITIES 1.1%
Gold Warehouse Receipts	7,523	19,711

Total Commodities (Cost $19,606)		19,711

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.3%
COMMERCIAL PAPER 1.0%
AutoNation, Inc. 4.750% due 01/07/2025	$8,150	8,142
Avangrid, Inc. 4.550% due 01/21/2025	2,450	2,443
Bacardi-Martini BV 4.840% due 01/30/2025	1,750	1,743
Enbridge US, Inc.
4.570% due 01/24/2025	750	748
4.730% due 01/24/2025	2,050	2,044
Jabil, Inc. 4.850% due 01/17/2025	2,550	2,544

		17,664

REPURCHASE AGREEMENTS (f) 14.7%		270,552

U.S. TREASURY BILLS 0.6%
4.342% due 02/06/2025 - 03/20/2025 (b)(c)(k)	10,686	10,593

Total Short-Term Instruments (Cost $298,862)		298,809

Total Investments in Securities (Cost $3,534,315)		3,484,087

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	3,420,681	33,307

Total Short-Term Instruments (Cost $33,290)		33,307

Total Investments in Affiliates (Cost $33,290)		33,307

Total Investments 191.6% (Cost $3,567,605)		$3,517,394
Financial Derivative Instruments(h)(j)0.3%(Cost or Premiums, net $1,061)		5,058
Other Assets and Liabilities, net (91.9)%		(1,686,977)

Net Assets 100.0%		$1,835,475

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

4.550%	12/31/2024	01/02/2025	$14,000	U.S. Treasury Notes 4.250% due 06/30/2029	$(14,260)	$14,000	$14,004
BOS	4.550	01/02/2025	01/03/2025	76,400	U.S. Treasury Notes 4.250% due 02/28/2029	(77,919)	76,400	76,400
4.580	01/02/2025	01/03/2025	100	U.S. Treasury Notes 3.375% due 09/15/2027	(103)	100	100
4.650	12/31/2024	01/02/2025	75,600	U.S. Treasury Notes 4.250% due 02/28/2029	(77,104)	75,600	75,620
4.680	12/31/2024	01/02/2025	100	U.S. Treasury Notes 3.625% due 08/31/2029	(102)	100	100
TOR	3.250	12/31/2024	01/07/2025	CAD	50,000	Province of Ontario 3.750% due 06/02/2032	(35,732)	34,784	34,790
3.260	12/27/2024	01/03/2025	100,000	Province of Manitoba 3.250% due 09/05/2029	(35,819)	69,568	69,605
Province of Newfoundland 3.850% due 10/17/2027	(7,145)
Province of Saskatchewan Canada 3.050% due 12/02/2028	(28,626)

Total Repurchase Agreements	$(276,810)	$270,552	$270,619

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	4.560%	12/24/2024	01/15/2025	$(32,903)	$(32,940)
BRC	4.480	01/02/2025	01/03/2025	(118,935)	(118,935)
CIB	4.590	12/19/2024	01/03/2025	(286,351)	(286,862)
4.590	12/20/2024	01/03/2025	(36,946)	(37,007)
MYI	0.200	12/18/2024	03/18/2025	JPY	(4,776,453)	(30,359)
STR	4.570	01/02/2025	01/03/2025	$(928,671)	(928,671)
4.750	12/31/2024	01/02/2025	(1,005,696)	(1,005,962)

Total Reverse Repurchase Agreements	$(2,440,736)

(g)	Securities with an aggregate market value of $1,409,591 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(1,430,830) at a weighted average interest rate of 5.182%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil June 2025 Futures	$60.000	05/15/2025	87	$87	$247	$143

Total Purchased Options	$247	$143

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil June 2025 Futures	$75.000	05/15/2025	87	$87	$(224)	$(250)

Total Written Options	$(224)	$(250)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	1,650	$418,635	$127	$171	$0
Australia Government 10-Year Bond March Futures	03/2025	426	29,762	(397)	215	(181)
California Carbon Allowance December Futures	12/2025	2,072	75,234	(6,933)	166	0
Euro-Bobl March Futures	03/2025	157	19,167	(177)	34	0
Euro-BTP March Futures	03/2025	242	30,076	(424)	33	0
European Climate Exchange March Futures	03/2025	67	4,967	271	99	0
FTSE 100 Index March Futures	03/2025	51	5,223	40	27	(10)
Gold 100 oz. January Futures	01/2025	72	18,930	56	166	0
Hard Red Winter Wheat March Futures	03/2025	638	17,840	(1,059)	112	0
Hard Red Winter Wheat May Futures	05/2025	1	28	(1)	0	0
Iron Ore March Futures	03/2025	881	8,815	(75)	24	(1)
Japan Government 10-Year Bond March Futures	03/2025	1	902	(4)	1	(1)
Natural Gas April Futures	03/2025	15	461	14	0	(21)
Natural Gas March Futures	02/2025	124	3,842	353	0	(217)
New York Harbor June Futures	05/2025	25	2,341	49	14	0
New York Harbor March Futures	02/2025	17	1,638	44	10	0
Silver March Futures	03/2025	51	7,457	(585)	0	(43)
U.S. Treasury 10-Year Note March Futures	03/2025	406	44,153	80	0	(89)
U.S. Treasury Long-Term Bond March Futures	03/2025	107	12,181	(280)	0	(27)
WTI Crude December Futures	11/2025	58	3,955	(331)	34	0

$(9,232)	$1,106	$(590)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	1,650	$(419,020)	$(520)	$21	$(43)
Euro-Bund March Futures	03/2025	165	(22,807)	(14)	0	(14)
Euro-Buxl 30-Year Bond March Futures	03/2025	51	(7,009)	373	0	(64)
Euro-Oat March Futures	03/2025	425	(54,325)	940	0	(66)
Euro-Schatz March Futures	03/2025	862	(95,527)	204	0	(31)
Gas Oil June Futures	06/2025	34	(2,298)	(47)	0	(10)
Gas Oil March Futures	03/2025	23	(1,582)	(39)	0	(8)
Gold 100 oz. April Futures	04/2025	150	(39,990)	(27)	0	(28)
Gold 100 oz. February Futures	02/2025	83	(21,920)	(57)	0	(190)
Hard Red Winter Wheat July Futures	07/2025	1	(29)	1	0	0
Long Gilt March Futures	03/2025	2	(231)	0	62	0
Short Euro-BTP Italy Government Bond March Futures	03/2025	144	(16,023)	14	2	0
U.S. Treasury 2-Year Note March Futures	03/2025	1,323	(272,021)	96	46	0
U.S. Treasury 5-Year Note March Futures	03/2025	724	(76,965)	367	68	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	474	(56,362)	1,969	207	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	689	(76,694)	1,372	197	0
Wheat March Futures	03/2025	632	(17,427)	1,445	0	(103)
WTI Crude December Futures	11/2025	58	(3,955)	92	0	(34)

$6,169	$603	$(591)

Total Futures Contracts	$(3,063)	$1,709	$(1,181)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	82,600	$995	$(1,297)	$(302)	$54	$0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	165	100	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	92	367	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026		$1,670	0	(22)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		49,500	(2,508)	(2,132)	(4,640)	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	2,990	7,206	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	860	1,249	17	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	214,986	1,743	1,250	2,993	622	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		77,274	(38)	(1,803)	(1,841)	0	(370)
Receive	6-Month EUR-EURIBOR	3.475	Annual	02/26/2025		421,300	86	172	258	0	(11)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		4,000	(284)	137	(147)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(531)	252	(279)	7	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(489)	244	(245)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(540)	311	(229)	7	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(237)	138	(99)	3	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(85)	21	0	(4)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(48)	(48)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,100	(53)	(121)	(174)	0	(13)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	57	24	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	219	100	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	170	75	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	532	778	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	392	639	5	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	174	247	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	282	443	3	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		$2,100	0	(3)	(3)	0	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	414	67	481	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	47	278	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	32	199	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	305	59	364	2	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	65	343	3	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	40	192	2	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(103)	(1,175)	0	(9)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	10,100	57	(97)	(40)	0	(16)
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	(33)	(33)	0	(8)

Total Swap Agreements							$4,077	$3,003	$7,080	$795	$(505)

(i)

Securities with an aggregate market value of $22,236 and cash of $11,185 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Unsettled variation margin asset of $205 and liability of $(723) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received		Asset		Liability

AZD	01/2025			SGD	121		$90		$1		$0
	01/2025				$964		NZD	1,636	0		(48)
BOA	01/2025			CAD	1,445		$1,032		26		0
	01/2025			CNH	1,755		241		2		0
	01/2025			JPY	1,059,588		6,949		209		0
	01/2025			KRW	69,308		49		2		0
	01/2025			SEK	1,110		102		1		0
	01/2025			SGD	166		123		2		0
	01/2025			TWD	371,381		11,450		160		0
	01/2025				$3,831		GBP	3,013	0		(59)
	01/2025				86		IDR	1,368,580	0		(1)
	01/2025				11,450		INR	974,910	0		(85)
	01/2025				931		KRW	1,324,822	0		(33)
	03/2025			MXN	6,660		$324		9		0
BPS	01/2025			BRL	6,797		1,123		23		0
	01/2025			CAD	50,729		35,364		67		0
	01/2025			CNH	23,549		3,250		40		0
	01/2025			EUR	2,074		2,157		7		0
	01/2025			IDR	6,674,225		409		0		(5)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025	INR	53,004		618	0	0
	01/2025	KRW	1,571,233		1,126	62	0
	01/2025	SGD	140		104	2	0
	01/2025	TWD	55,334		1,743	61	0
	01/2025		$1,153	AUD	1,800	0	(38)
	01/2025		1,098	BRL	6,797	3	0
	01/2025		5,005	CAD	7,145	0	(31)
	01/2025		1,313	CNH	9,582	0	(7)
	01/2025		591	EUR	565	0	(6)
	01/2025		9,498	IDR	152,694,295	0	(72)
	01/2025		1,440	INR	121,767	0	(20)
	01/2025		971	KRW	1,441,160	6	0
	01/2025		9,579	PLN	38,932	0	(160)
	01/2025		712	TWD	23,108	0	(10)
	01/2025		14,539	ZAR	260,509	0	(753)
	02/2025	CNH	11,395		$1,573	19	0
	03/2025	ILS	3,240		907	14	0
	03/2025	KRW	1,437,440		971	0	(5)
	03/2025		$409	IDR	6,694,459	3	0
	03/2025		618	INR	53,278	0	(1)
	03/2025		609	MXN	12,496	0	(17)
	04/2025	TWD	22,974		$712	10	0
	05/2025	CNH	13,197		1,818	12	0
	10/2025	BRL	5,600		918	68	0
BRC	01/2025	CAD	14,050		9,979	200	0
	01/2025	EUR	794		841	18	0
	01/2025	KRW	1,774,990		1,271	69	0
	01/2025		$1,616	CHF	1,416	0	(55)
	01/2025		864	IDR	13,572,757	0	(25)
	01/2025		1,410	KRW	2,011,760	0	(48)
	03/2025	ILS	2,178		$611	11	0
	03/2025	MXN	5,179		253	7	0
BSH	04/2025	BRL	32,100		5,686	566	0
CBK	01/2025		11,128		1,797	0	(4)
	01/2025	CNH	366		50	0	0
	01/2025	IDR	8,128,683		503	0	0
	01/2025	INR	516,994		6,063	34	0
	01/2025	KRW	6,960,601		5,011	294	0
	01/2025	TWD	226,858		7,124	228	0
	01/2025		$1,853	BRL	11,128	0	(52)
	01/2025		4,693	DKK	33,270	0	(69)
	01/2025		702	IDR	11,119,754	0	(14)
	01/2025		7,542	INR	638,035	0	(101)
	01/2025		769	KRW	1,128,405	0	(4)
	01/2025		1,470	TWD	47,534	0	(25)
	01/2025		656	ZAR	11,866	0	(28)
	02/2025	BRL	16,587		$2,870	201	0
	03/2025	KRW	1,125,625		769	5	0
	03/2025	MXN	8,214		401	12	0
	03/2025		$503	IDR	8,152,591	0	(2)
	03/2025		6,063	INR	519,313	0	(43)
FAR	01/2025	AUD	9,382		$6,088	281	0
	01/2025	TWD	3,375		104	1	0
GLM	01/2025	KRW	1,593,418		1,160	80	0
	01/2025	MXN	12,022		574	1	0
	01/2025	TWD	53,173		1,656	39	0
	01/2025		$1,497	IDR	23,716,433	0	(32)
	01/2025		886	PLN	3,606	0	(13)
	02/2025		756	MXN	15,396	0	(23)
	03/2025		2,393	BRL	14,098	0	(137)
	04/2025	BRL	104,700		$18,790	2,092	0
	07/2025		101,800		17,008	1,175	0
	10/2025		34,100		5,594	419	0
JPM	01/2025	CNH	28,906		3,996	57	0
	01/2025	DKK	82		12	0	0
	01/2025	IDR	16,009,801		1,009	20	0
	01/2025	JPY	872,889		5,829	276	0
	01/2025	KRW	15,284,454		10,650	297	0
	01/2025	TWD	47,652		1,471	23	0
	01/2025		$122	IDR	1,935,417	0	(2)
	01/2025		1,164	INR	98,554	0	(15)
	01/2025		504	PLN	2,060	0	(6)
	03/2025		41	IDR	668,599	0	0
	04/2025	BRL	2,300		$409	42	0
MBC	01/2025	AUD	8,182		5,165	100	0
	01/2025	CAD	113,657		79,093	60	(42)
	01/2025	CHF	14,866		16,823	426	0
	01/2025	CNH	3,868		531	4	0
	01/2025	EUR	95,803		100,942	1,657	0
	01/2025	INR	150,981		1,773	13	0
	01/2025	KRW	6,939,261		4,998	298	0
	01/2025	SEK	2,190		200	2	0
	01/2025		$598	CAD	837	0	(15)
	01/2025		2,205	CNH	16,011	0	(23)
	01/2025		1,294	EUR	1,231	0	(20)
	01/2025		746	INR	63,143	0	(10)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	125	PLN	512	0	(2)
01/2025	1,110	TWD	36,108	0	(12)
02/2025	THB	1,818	$54	0	0
03/2025	ILS	694	195	4	0
03/2025	$260	INR	22,420	0	0
04/2025	TWD	35,902	$1,110	13	0
05/2025	CNH	8,700	1,199	8	0
MYI	01/2025	AUD	556	346	2	0
01/2025	DKK	93,831	13,269	228	0
01/2025	$408	IDR	6,449,828	0	(8)
01/2025	98	PLN	399	0	(1)
10/2025	BRL	2,700	$441	31	0
RBC	03/2025	MXN	9,593	468	14	0
SCX	01/2025	CAD	608	430	7	0
01/2025	CHF	13	14	0	0
01/2025	CNH	10,420	1,442	22	0
01/2025	SGD	48	36	1	0
01/2025	TWD	28,014	875	23	0
01/2025	$2,322	GBP	1,830	0	(32)
01/2025	2,982	IDR	47,226,709	0	(64)
01/2025	2,330	INR	197,089	0	(32)
01/2025	1,844	JPY	282,300	0	(48)
01/2025	195	KRW	286,893	0	(1)
01/2025	586	TWD	19,109	0	(5)
02/2025	CNH	82,388	$11,322	86	0
03/2025	KRW	286,170	195	1	0
04/2025	TWD	19,016	586	5	0
05/2025	CNH	7,668	1,064	14	0
SOG	01/2025	$1,825	PLN	7,423	0	(29)
TOR	01/2025	JPY	1,673,435	$11,123	477	0
UAG	01/2025	987,932	6,618	333	0
01/2025	$65	NOK	718	0	(2)
01/2025	1,797	PLN	7,300	0	(30)
03/2025	31,327	JPY	4,778,842	0	(704)

Total Forward Foreign Currency Contracts	$11,086	$(3,129)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950%	09/15/2025	29,300	$(354)	$(532)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(34)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	18,400	(239)	(313)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	18,400	(239)	(17)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(369)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(126)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	39,700	(501)	(606)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	39,700	(500)	(48)

Total Written Options	$(3,039)	$(2,045)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	50,338	0.120% (SOFRINDX)	Monthly	02/18/2025	$6,396	$0	$2	$2	$0
CBK	Receive	DWRTFT Index	957	5.140% (FEDL01 plus a specified spread)	Monthly	11/19/2025	12,994	0	(59)	0	(59)
CIB	Receive	PIMCODB Index	520,649	0.000%	Monthly	02/18/2025	102,923	0	(510)	0	(510)
GST	Receive	BCOMF1NTC Index	14,108	4.430% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,868	0	8	8	0
Receive	PIMCODB Index	1,708,873	0.000%	Monthly	02/18/2025	175,581	0	(839)	0	(839)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

JPM	Receive	AMZX Index	27,266	5.190% (FEDL01 plus a specified spread)	Monthly	02/05/2025	63,992	0	(307)	0	(307)
	Receive	JMABNIC5 Index	790,139	0.000%	Monthly	02/18/2025	138,757	0	362	362	0
	Receive	AMZX Index	4,399	4.710% (FEDL01 plus a specified spread)	Monthly	07/09/2025	10,324	0	(45)	0	(45)
	Receive	AMZX Index	11,819	4.880% (FEDL01 plus a specified spread)	Monthly	10/15/2025	27,739	0	(125)	0	(125)
MAC	Receive	PIMCODB Index	676,444	0.000%	Monthly	02/18/2025	128,355	0	(693)	0	(693)
MYI	Receive	Alerian Midstream Energy Total Return Index	89,840	5.030% (FEDL01 plus a specified spread)	Monthly	02/19/2025	102,642	0	(470)	0	(470)
	Receive	DWRTFT Index	8,390	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025	113,920	0	(503)	0	(503)
	Receive	DWRTFT Index	2,896	4.820% (FEDL01 plus a specified spread)	Monthly	05/07/2025	39,322	0	(175)	0	(175)
	Receive	DWRTFT Index	1,396	4.90% (FEDL01 plus a specified spread)	Monthly	05/07/2025	18,955	0	(86)	0	(86)
	Receive	DWRTFT Index	1,429	4.920% (FEDL01 plus a specified spread)	Monthly	06/11/2025	19,403	0	(88)	0	(88)
	Receive	DWRTFT Index	2,825	5.180% (FEDL01 plus a specified spread)	Monthly	11/19/2025	38,358	0	(137)	0	(137)

								$0	$(3,665)	$372	$(4,037)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Alexandria Real Estate Equities, Inc.	10,000	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	$975	$0	$9	$9	$0
	Receive	American Homes 4 Rent	523,400	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	19,586	0	55	55	0
	Receive	American Tower Corp.	40,448	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	7,418	0	31	31	0
	Receive	AvalonBay Communities, Inc.	136,400	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	30,004	0	104	104	0
	Receive	Digital Realty Trust, Inc.	90,100	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	15,977	0	39	39	0
	Receive	Equinix, Inc.	17,500	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	16,500	0	(69)	0	(69)
	Receive	Equity LifeStyle Properties, Inc.	264,637	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	17,625	0	50	50	0
	Receive	Equity Residential	275,428	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	19,765	0	(84)	0	(84)
	Receive	First Industrial Realty Trust, Inc.	214,600	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	10,758	0	33	33	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	10,995	0	125	125	0
	Receive	Invitation Homes, Inc.	691,731	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	22,115	0	104	104	0
	Receive	Prologis, Inc.	515,663	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	54,506	0	252	252	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	PSA Treasury Pte Ltd.	97,057	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	29,063	0	158	158	0
	Receive	Rexford Industrial Reality Inc.	180,200	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	6,966	0	45	45	0
	Receive	SBA Communications Corp.	31,201	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	6,359	0	(28)	0	(28)
	Receive	Simon Property Group, Inc.	284,355	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	48,969	0	385	385	0
	Receive	Sun Communities, Inc.	90,731	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	11,157	0	38	38	0
	Receive	Vici Properities, Inc.	515,879	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	15,069	0	156	156	0
	Receive	WP Carey, Inc.	13,700	5.150% (FEDL01 plus a specified spread)	Monthly	12/03/2025	746	0	9	9	0

								$0	$1,412	$1,593	$(181)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.203%	Maturity	10/22/2025	$67,785	$0	$1,206	$1,206	$0

Total Swap Agreements								$0	$(1,047)	$3,171	$(4,218)

(k)

Securities with an aggregate market value of $73,666 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)									Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)									Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$10,114		$0	$10,114
Industrials						0	38		0	38
Utilities						0	312		0	312
U.S. Government Agencies						0	335,304		0	335,304
U.S. Treasury Obligations						0	2,040,436		0	2,040,436
Non-Agency Mortgage-Backed Securities						0	11,332		0	11,332
Asset-Backed Securities
CMBS Other						0	24,681		0	24,681
Home Equity Other						0	30,082		0	30,082
Manufact House ABS Other						0	709		0	709
Whole Loan Collateral						0	12,298		0	12,298
Other ABS						0	108,186		0	108,186
Sovereign Issues						0	118,063		0	118,063
Common Stocks
Consumer Discretionary						8,415	0		0	8,415
Preferred Securities
Banking & Finance						0	224		0	224
Real Estate Investment Trusts
Real Estate						465,373	0		0	465,373
Commodities						0	19,711		0	19,711
Short-Term Instruments
Commercial Paper						0	17,664		0	17,664
Repurchase Agreements						0	270,552		0	270,552
U.S. Treasury Bills						0	10,593		0	10,593

						$473,788	$3,010,299		$0	$3,484,087
Investments in Affiliates, at Value

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2024 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,307	$0	$0	$33,307

Total Investments	$507,095	$3,010,299	$0	$3,517,394

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,334	1,313	0	2,647
Over the counter	0	14,257	0	14,257

	$1,334	$15,570	$0	$16,904
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,315)	(621)	0	(1,936)
Over the counter	0	(9,392)	0	(9,392)

	$(1,315)	$(10,013)	$0	$(11,328)

Total Financial Derivative Instruments	$19	$5,557	$0	$5,576

Totals	$507,114	$3,015,856	$0	$3,522,970

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.4% ¤
CORPORATE BONDS & NOTES 9.0%
BANKING & FINANCE 7.4%
American Express Co. 5.284% due 07/26/2035 •		$400	$396
Athene Global Funding 5.620% due 05/08/2026		800	808
Bank of America Corp. 5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	301
Bank of Nova Scotia 5.450% due 08/01/2029		800	815
Barclays PLC 6.224% due 05/09/2034 •		1,000	1,028
Citibank NA 5.488% due 12/04/2026		300	305
Credit Suisse AG AT1 Claim		400	50
Equinix, Inc. 1.550% due 03/15/2028		100	90
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	154
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	404
7.350% due 11/04/2027		200	209
GLP Capital LP 5.625% due 09/15/2034		100	98
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	192
3.500% due 11/16/2026		500	489
3.615% due 03/15/2028 •		800	778
5.564% (SOFRRATE + 1.065%) due 08/10/2026 ~		200	201
5.798% due 08/10/2026 •		200	201
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	410
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		500	504
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		200	192
1.578% due 04/22/2027 •		300	288
3.782% due 02/01/2028 •		300	294
3.960% due 01/29/2027 •		400	397
5.040% due 01/23/2028 •		200	201
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •		400	404
Morgan Stanley 5.050% due 01/28/2027 •		2,100	2,107
Nomura Holdings, Inc. 5.783% due 07/03/2034		200	202
Prologis LP 5.000% due 01/31/2035		200	195
Royal Bank of Canada
4.875% due 01/19/2027		200	201
4.969% due 08/02/2030 •		400	397
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	203
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		200	202
UBS Group AG 6.246% due 09/22/2029 •		200	207
VICI Properties LP 4.750% due 02/15/2028		100	99
Wells Fargo & Co.
2.188% due 04/30/2026 •		200	198
2.393% due 06/02/2028 •		100	94
3.196% due 06/17/2027 •		400	391

			13,908

INDUSTRIALS 0.9%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		200	204
CVS Pass-Through Trust 6.943% due 01/10/2030		52	53

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

HyundaiCapital America 5.688% due 08/04/2025 •	800	803
Occidental Petroleum Corp. 5.550% due 10/01/2034	500	487
United Airlines Pass-Through Trust 5.450% due 08/15/2038	100	100

		1,647

UTILITIES 0.7%
Eversource Energy 5.850% due 04/15/2031	700	718
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	100	100
Southern California Edison Co.
4.875% due 02/01/2027	200	201
5.150% due 06/01/2029	400	403

		1,422

Total Corporate Bonds & Notes (Cost $16,733)		16,977

MUNICIPAL BONDS & NOTES 0.2%
WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	335	351

Total Municipal Bonds & Notes (Cost $355)		351

U.S. GOVERNMENT AGENCIES 41.8%
Fannie Mae
4.000% due 04/25/2041	430	404
4.202% due 10/01/2029 ~	900	880
4.300% due 12/01/2029	601	589
4.705% due 09/01/2031 ~	1,800	1,786
4.720% due 10/01/2028	500	501
4.770% due 10/01/2028	600	602
4.930% due 06/01/2029	400	404
5.033% due 07/25/2037 - 09/25/2042 •	5	5
5.063% due 07/25/2037 •	5	5
5.083% due 09/25/2035 •	10	10
5.093% due 09/25/2035 •	23	22
5.300% due 11/01/2030	800	818
5.403% due 06/25/2037 •	46	46
Freddie Mac
5.092% due 03/15/2037 •	40	39
5.412% due 08/15/2037 •	67	67
5.422% due 10/15/2037 •	10	10
5.432% due 05/15/2037 - 09/15/2037 •	75	75
Ginnie Mae, TBA
4.500% due 02/01/2055	2,180	2,060
5.000% due 01/01/2055	2,430	2,358
U.S. Small Business Administration 4.430% due 05/01/2029	6	6
Uniform Mortgage-Backed Security
4.500% due 12/01/2052	551	519
5.000% due 02/01/2053 - 12/01/2053	3,637	3,517
5.500% due 06/01/2053 - 07/01/2053	1,071	1,059
6.000% due 02/01/2054 - 08/01/2054	8,269	8,313
6.500% due 07/01/2026 - 12/01/2026	3	3
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	4,800	4,078
4.000% due 02/01/2055	10,070	9,208
4.500% due 01/01/2055	3,690	3,471
5.500% due 02/01/2055	3,010	2,968
6.000% due 02/01/2055	4,890	4,909
6.500% due 01/01/2055 - 02/01/2055	29,080	29,660

Total U.S. Government Agencies (Cost $78,547)		78,392

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Bonds
4.625% due 05/15/2044	2,700	2,618
U.S. Treasury Inflation Protected Securities(d)
0.625% due 07/15/2032 (g)	1,412	1,263
1.375% due 07/15/2033	1,871	1,751
1.875% due 07/15/2034	4,366	4,232
2.125% due 04/15/2029	2,653	2,657
U.S. Treasury Notes
0.375% due 09/30/2027 (i)	800	720
0.500% due 10/31/2027 (i)	300	270
0.625% due 11/30/2027 (g)(i)	1,300	1,171
0.625% due 12/31/2027	100	90
0.750% due 01/31/2028 (g)(i)	5,200	4,673

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $19,997)		19,445

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.8%
Ashford Hospitality Trust 5.470% due 04/15/2035 •	680	680
Atrium Hotel Portfolio Trust 6.195% due 12/15/2036 •	5,000	4,869
Banc of America Mortgage Trust
6.377% due 07/25/2035 ~	14	14
Bear Stearns Adjustable Rate Mortgage Trust
6.039% due 11/25/2034 ~	2	2
Bear Stearns ALT-A Trust
5.151% due 09/25/2035 ~	49	28
5.732% due 10/25/2035 ~	75	62
BX Trust
5.146% due 04/15/2039 •	808	804
5.387% due 01/17/2039 •	3,000	2,993
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	640	567
5.819% due 05/25/2055 •	505	506
Chase Mortgage Finance Trust
4.827% due 12/25/2035 ~	4	4
4.914% due 09/25/2036 ~	16	13
6.000% due 12/25/2036	23	10
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062 þ	1,218	1,219
Colony Mortgage Capital Ltd. 6.325% due 11/15/2038 •	2,900	2,775
Countrywide Alternative Loan Trust
4.833% due 09/25/2046 •	86	82
5.013% due 02/25/2037 •	32	27
Countrywide Home Loan Mortgage Pass-Through Trust
5.165% due 11/25/2034 ~	19	18
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.113% due 02/25/2036 •	230	222
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	4,488	4,499
GSR Mortgage Loan Trust
4.769% due 11/25/2035 ~	25	21
6.000% due 02/25/2036	468	183
6.000% due 07/25/2037	117	75
HarborView Mortgage Loan Trust
4.342% due 06/19/2036 ~	113	58
4.821% due 12/19/2036 •	9	8
4.961% due 06/19/2035 •	61	59
4.961% due 12/19/2036 •	211	196
IndyMac INDX Mortgage Loan Trust
4.195% due 06/25/2036 ~	207	180
4.813% due 02/25/2037 •	130	118
JP Morgan Alternative Loan Trust 4.316% due 05/25/2036 ~	113	63
JP Morgan Chase Commercial Mortgage Securities Trust 5.495% due 02/15/2035 •	847	841
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	934	907
4.629% due 10/25/2036 ~	50	36
5.072% due 10/25/2036 ~	7	4
5.250% due 11/25/2063 ~	753	738
Legacy Mortgage Asset Trust 4.875% due 10/25/2068 þ	207	207
Lehman Mortgage Trust 6.000% due 09/25/2037	58	56
MASTR Adjustable Rate Mortgages Trust 3.268% due 07/25/2035 ~	16	14
Merrill Lynch Alternative Note Asset Trust 5.053% due 03/25/2037 •	164	39
Merrill Lynch Mortgage Investors Trust
5.360% due 09/25/2035 ~	42	33
6.420% due 05/25/2033 ~	1	1
MFA Trust 5.750% due 11/25/2067 þ	3,928	3,916
Mortgage Equity Conversion Asset Trust 4.760% due 05/25/2042 •	83	81
New Orleans Hotel Trust 5.434% due 04/15/2032 •	2,300	2,268
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	5	2
OBX Trust 6.120% due 11/25/2062 ~	1,744	1,750
PRKCM Trust 6.584% due 09/25/2058 þ	902	911
Residential Accredit Loans, Inc. Trust
4.753% due 02/25/2037 •	104	90
4.793% due 01/25/2037 •	162	139
4.813% due 07/25/2036 •	419	143

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

4.823% due 08/25/2036 •		191	170
4.833% due 09/25/2036 •		269	243
Structured Adjustable Rate Mortgage Loan Trust
6.225% due 01/25/2035 •		2	2
7.203% due 02/25/2034 ~		1	1
Thornburg Mortgage Securities Trust 6.176% due 06/25/2047 •		47	41
Towd Point Mortgage Funding 5.719% due 07/20/2053 •	GBP	621	779
Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		$1,431	1,373
3.750% due 05/25/2058 ~		696	679
3.750% due 09/25/2062		1,091	1,026
Trinity Square PLC 5.710% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	448	562
UBS Commercial Mortgage Trust 5.295% due 02/15/2032 •		$369	369
Visio Trust 6.598% due 10/25/2058 þ		1,182	1,194
WaMu Mortgage Pass-Through Certificates Trust
4.060% due 02/25/2037 ~		30	25
Wells Fargo Mortgage-Backed Securities Trust 6.944% due 12/25/2036 ~		31	30

Total Non-Agency Mortgage-Backed Securities (Cost $38,608)			39,025

ASSET-BACKED SECURITIES 26.5%
AUTOMOBILE SEQUENTIAL 3.6%
BMW Canada Auto Trust 5.025% due 04/20/2026	CAD	575	405
Carvana Auto Receivables Trust
5.620% due 01/10/2029		$300	304
5.710% due 07/10/2028		500	506
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
6.130% due 07/15/2026		129	130
FHF Issuer Trust 5.890% due 06/15/2030		482	488
Fifth Third Auto Trust 5.800% due 11/16/2026		201	201
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		240	242
GLS Auto Receivables Issuer Trust 5.570% due 02/16/2027		448	449
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	609
6.270% due 08/16/2027		427	429
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		400	402
Hertz Vehicle Financing LLC 5.440% due 01/25/2029		1,000	1,007
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		500	504
Research-Driven Pagaya Motor Asset Trust 5.320% due 09/25/2030		189	189
Santander Drive Auto Receivables Trust 5.630% due 01/16/2029		500	506
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		223	225

			6,697

CMBS OTHER 1.9%
Starwood Mortgage Trust 5.948% due 11/15/2038 •		1,905	1,907
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •		1,742	1,755

			3,662

CREDIT CARD BULLET 0.7%
Master Credit Card Trust 5.450% due 01/21/2027 •		1,400	1,404

HOME EQUITY OTHER 3.1%
ACE Securities Corp. Home Equity Loan Trust 4.573% due 10/25/2036 •		1	0
Citigroup Mortgage Loan Trust
4.773% due 12/25/2036 •		732	398
4.813% due 01/25/2037 •		918	656
Countrywide Asset-Backed Certificates Trust
4.733% due 04/25/2047 •		85	82
4.993% due 03/25/2036 •		131	115

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

FremontHome Loan Trust 4.773% due 08/25/2036 •		1,859	579
GSAMP Trust 4.553% due 12/25/2046 •		271	132
Long Beach Mortgage Loan Trust
4.753% due 05/25/2036 •		98	52
4.993% due 05/25/2046 •		669	203
MASTR Asset-Backed Securities Trust
4.553% due 01/25/2037 •		2,463	696
4.873% due 05/25/2037 •		499	481
Merrill Lynch Mortgage Investors Trust 4.953% due 07/25/2037 •		374	82
Morgan Stanley ABS Capital, Inc. Trust
4.583% due 02/25/2037 •		859	509
4.588% due 11/25/2036 •		752	465
4.663% due 01/25/2037 •		394	178
Morgan Stanley Home Equity Loan Trust 4.553% due 12/25/2036 •		406	193
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		748	248
Securitized Asset-Backed Receivables LLC Trust 4.933% due 07/25/2036 •		190	74
SG Mortgage Securities Trust 4.593% due 10/25/2036 •		192	173
Soundview Home Loan Trust 5.353% due 10/25/2037 •		551	438

			5,754

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 4.793% due 12/25/2036 •		11	11

WHOLE LOAN COLLATERAL 0.5%
First Franklin Mortgage Loan Trust 4.773% due 04/25/2036 •		13	12
PRET LLC
4.744% due 07/25/2051 þ		170	169
4.868% due 07/25/2051 þ		182	182
PRPM LLC 3.720% due 02/25/2027 þ		272	271
Securitized Asset-Backed Receivables LLC Trust
4.613% due 08/25/2036 •		355	114
5.413% due 01/25/2036 •		232	214

			962

OTHER ABS 16.7%
Albacore Euro CLO Ltd. 4.288% due 10/18/2034 •	EUR	900	932
Ares CLO Ltd. 5.967% due 04/17/2033 •		$1,000	1,002
BHG Securitization Trust
5.320% due 10/17/2035		14	14
5.930% due 10/17/2035		1,700	1,707
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	987	1,023
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •		$900	904
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •		582	583
CBAM Ltd. 5.929% due 04/17/2031 •		1,486	1,489
Contego CLO DAC 4.116% due 01/25/2034 •	EUR	2,230	2,308
CVC Cordatus Loan Fund DAC 4.298% due 10/23/2034 •		559	580
Diameter Capital CLO Ltd. 6.266% due 04/15/2037 •		$1,000	1,002
Dryden CLO Ltd. 6.318% due 01/15/2031 •		1,600	1,605
Euro-Galaxy CLO DAC 3.973% due 02/15/2034 •	EUR	2,500	2,588
Marlette Funding Trust 5.950% due 11/15/2032		$243	243
Massachusetts Educational Financing Authority 6.395% due 04/25/2038 •		10	10
Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		667	658
5.962% due 07/16/2040 •		1,455	1,459
Nelnet Student Loan Trust
4.893% due 09/27/2066 •		158	158
5.225% due 04/20/2062 •		967	962
6.640% due 02/20/2041		227	230
6.805% due 02/20/2041 •		227	228

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NorthwoodsCapital Ltd. 5.766% due 11/13/2031 •		881	882
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •		643	644
Palmer Square European Loan Funding DAC 4.273% due 08/15/2033 •	EUR	554	575
Reach ABS Trust 7.050% due 02/18/2031		$30	30
SLM Private Education Loan Trust 9.262% due 10/15/2041 •		1,867	1,937
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,224	1,087
3.500% due 12/16/2041		1,100	1,055
5.242% due 01/15/2053 •		1,356	1,340
5.303% due 09/15/2054 •		809	807
5.380% due 01/15/2053		566	568
5.698% due 07/15/2053 •		475	478
6.448% due 05/16/2050 •		437	445
St Paul's CLO DAC 3.975% due 07/17/2030 •	EUR	1,322	1,368
Theorem Funding Trust 7.600% due 04/15/2029		$391	394

			31,295

Total Asset-Backed Securities (Cost $49,497)			49,785

SOVEREIGN ISSUES 6.2%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	480,000	457
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (b)	BRL	6,600	1,037
Colombian TES 6.000% due 04/28/2028	COP	2,477,100	494
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,100	126
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	11,764	475
3.000% due 12/03/2026 (d)		8,343	378
4.000% due 11/30/2028 (d)		2,253	102
4.000% due 08/24/2034 (d)		24,195	1,031
8.500% due 03/01/2029		8,800	401
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,500	852
6.150% due 08/12/2032		11,300	2,989
6.900% due 08/12/2037		1,000	266
6.950% due 08/12/2031		500	140
7.300% due 08/12/2033		900	253
Poland Government International Bond 4.750% due 07/25/2029	PLN	2,200	516
South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,600	311
8.000% due 01/31/2030		7,100	361
8.250% due 03/31/2032		3,200	157
8.500% due 01/31/2037		4,400	198
9.000% due 01/31/2040		18,900	853
Turkey Government International Bond
50.485% (BISTREFI) due 08/19/2026 ~	TRY	100	3
50.485% (BISTREFI) due 05/17/2028 ~		10,400	290

Total Sovereign Issues (Cost $12,192)			11,690

		SHARES
COMMON STOCKS 5.2%
COMMUNICATION SERVICES 0.9%
Alphabet, Inc. 'A'		7,928	1,501
Verizon Communications, Inc.		908	36
Walt Disney Co.		908	101

			1,638

CONSUMER DISCRETIONARY 0.5%
Amazon.com, Inc.(a)		908	199
Home Depot, Inc.		908	353
McDonald's Corp.		908	263
NIKE, Inc. 'B'		908	69

			884

CONSUMER STAPLES 0.1%
Coca-Cola Co.		908	57
Procter & Gamble Co.		908	152

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Walmart, Inc.	908	82

		291

ENERGY 0.1%
Chevron Corp.	908	132

FINANCIALS 0.8%
American Express Co.	908	269
Goldman Sachs Group, Inc.	908	520
JPMorgan Chase & Co.	908	218
Travelers Cos., Inc.	908	219
Visa, Inc. 'A'	908	287

		1,513

HEALTH CARE 0.5%
Amgen, Inc.	908	237
Johnson & Johnson	908	131
Merck & Co., Inc.	908	91
UnitedHealth Group, Inc.	908	459

		918

INDUSTRIALS 0.4%
3M Co.	908	117
Boeing Co.(a)	908	161
Caterpillar, Inc.	908	329
Honeywell International, Inc.	908	205

		812

INFORMATION TECHNOLOGY 1.7%
Apple, Inc.	908	227
Cisco Systems, Inc.	908	54
International Business Machines Corp.	908	200
Microsoft Corp.	4,177	1,761
NVIDIA Corp.	5,567	747
Salesforce, Inc.	908	303

		3,292

MATERIALS 0.2%
Sherwin-Williams Co.	908	309

Total Common Stocks (Cost $9,949)		9,789

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (e) 7.1%		13,400

U.S. TREASURY BILLS 0.2%
4.628% due 01/16/2025 (b)(c)	$273	273

Total Short-Term Instruments (Cost $13,673)		13,673

Total Investments in Securities (Cost $239,551)		239,127

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short Asset Portfolio	423,831	4,151

Total Short-Term Instruments (Cost $4,146)		4,151

Total Investments in Affiliates (Cost $4,146)		4,151

Total Investments 129.6% (Cost $243,697)		$243,278
Financial Derivative Instruments(f)(h)0.5%(Cost or Premiums, net $3,151)		911

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

OtherAssets and Liabilities, net (30.1)%	(56,437)

Net Assets 100.0%	$187,752

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$13,400	U.S. Treasury Notes 4.250% due 06/30/2029	$(13,649)	$13,400	$13,403

Total Repurchase Agreements	$(13,649)	$13,400	$13,403

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2055	$9,600	$(8,460)	$(8,490)

Total Short Sales (4.5)%	$(8,460)	$(8,490)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,548) at a weighted average interest rate of 5.443%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	6	$1,234	$(1)	$0	$0
U.S. Treasury 10-Year Note March Futures	03/2025	192	20,880	(177)	0	(42)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	15	1,784	(77)	0	(7)

$(255)	$0	$(49)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	46	$(11,001)	$1	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2025	14	(1,488)	19	1	0
U.S. Treasury Long-Term Bond March Futures	03/2025	1	(114)	3	0	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	7	(779)	12	2	0

$35	$3	$0

Total Futures Contracts	$(220)	$3	$(49)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.299%		$500	$4	$0	$4	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354		500	6	0	6	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	EUR	100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.354		100	0	2	2	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684		$400	57	0	57	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	300	(3)	5	2	0	0

							$65	$7	$72	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$1,000	$74	$5	$79	$1	$0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		13,290	295	6	301	3	0

							$369	$11	$380	$4	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	11,550	$146	$(220)	$(74)	$32	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$18,500	273	(90)	183	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		8,410	(6)	71	65	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	(28)	(28)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	31	197	228	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	46	55	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	422	1,665	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(69)	95	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	295	240	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	116	151	3	0

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	434	576	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	413	519	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,191,300	0	16	16	1	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	6,000	79	5	84	16	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	(1)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0
Pay(5)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		3,014	23	19	42	9	0
Receive(5)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		1,200	(2)	(27)	(29)	0	(6)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	2	2	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	72	70	19	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	480,000	0	6	6	0	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,500	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	EUR	100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(4)	(4)	0	(1)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	MXN	8,300	0	2	2	0	0

							$2,177	$1,630	$3,807	$139	$(13)

Total Swap Agreements							$2,611	$1,648	$4,259	$143	$(13)

(g)

Securities with an aggregate market value of $2,172 and cash of $3,481 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2025		CNH	641		$88		$1		$0
		01/2025		GBP	118		150		2		0
		01/2025		JPY	125,616		824		25		0
		01/2025		PLN	972		239		4		0
		01/2025		SGD	159		118		1		0
		01/2025			$38		IDR	602,347	0		(1)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	01/2025		149	INR	12,657	0	(1)
	01/2025		343	KRW	488,001	0	(12)
	02/2025	HKD	1,968		$253	0	0
BPS	01/2025	BRL	589		95	0	0
	01/2025	CNH	7,722		1,065	13	0
	01/2025	CZK	3,226		135	3	0
	01/2025	EUR	87		92	2	0
	01/2025	IDR	2,024,938		124	0	(1)
	01/2025	INR	16,945		198	0	0
	01/2025	KRW	493,730		354	19	0
	01/2025	MXN	8,667		430	14	0
	01/2025	SGD	180		134	2	0
	01/2025	TWD	21,077		662	21	0
	01/2025		$105	BRL	589	0	(10)
	01/2025		203	CAD	287	0	(4)
	01/2025		451	CNH	3,295	0	(2)
	01/2025		576	IDR	9,152,997	0	(11)
	01/2025		479	INR	40,512	0	(7)
	01/2025		353	KRW	524,383	2	0
	01/2025		621	PLN	2,531	0	(9)
	01/2025		455	TWD	14,773	0	(6)
	01/2025		550	ZAR	9,724	0	(35)
	02/2025	CNH	4,166		$575	7	0
	03/2025	KRW	523,029		353	0	(2)
	03/2025	MXN	4,023		196	5	0
	03/2025		$124	IDR	2,031,076	1	0
	03/2025		198	INR	17,032	0	0
	04/2025	TWD	8,332		$258	4	0
	05/2025	CNH	4,617		636	4	0
BRC	01/2025	CAD	4,842		3,439	69	0
	01/2025	CHF	694		792	26	0
	01/2025	GBP	3,030		3,829	36	0
	01/2025	IDR	3,128,399		197	4	0
	01/2025	TRY	3,573		99	0	(1)
	01/2025		$267	IDR	4,187,495	0	(8)
	01/2025		408	TRY	14,986	5	0
	02/2025	TRY	3,475		$92	0	(3)
	03/2025	ILS	1,075		302	6	0
	03/2025	TRY	12,892		335	0	(4)
	03/2025		$761	TRY	29,123	9	0
BSH	04/2025	PEN	6,506		$1,707	0	(19)
	05/2025		110		29	0	0
CBK	01/2025	AUD	175		114	5	0
	01/2025	CNH	761		105	1	0
	01/2025	IDR	2,466,202		153	0	0
	01/2025	INR	175,761		2,061	12	0
	01/2025	KRW	2,537,813		1,827	107	0
	01/2025	PEN	2,999		797	0	(1)
	01/2025	TWD	75,350		2,363	72	0
	01/2025		$216	IDR	3,416,378	0	(4)
	01/2025		2,401	INR	203,077	0	(32)
	01/2025		412	KRW	599,187	0	(6)
	02/2025	BRL	1,471		$255	18	0
	02/2025	PEN	1,730		463	3	0
	03/2025	KRW	409,573		280	2	0
	03/2025	PEN	617		162	0	(2)
	03/2025		$153	IDR	2,473,455	0	(1)
	03/2025		2,061	INR	176,548	0	(15)
	04/2025	PEN	1,711		$459	5	0
	05/2025		97		26	0	0
	08/2025		24		6	0	0
FAR	01/2025	AUD	5,127		3,327	154	0
	01/2025	BRL	591		96	0	0
	01/2025	TWD	1,007		31	0	0
	01/2025		$95	BRL	591	0	0
	01/2025		297	NZD	502	0	(16)
	02/2025	CLP	460,717		$473	10	0
	02/2025		$96	BRL	594	0	(1)
	03/2025	PEN	2,972		$790	1	0
GLM	01/2025	KRW	575,752		419	29	0
	01/2025	MXN	4,007		191	0	0
	01/2025	TWD	15,867		494	12	0
	01/2025		$676	IDR	10,715,293	0	(14)
	01/2025		278	PLN	1,132	0	(4)
	02/2025	MXN	6,592		$324	10	0
	03/2025		$99	BRL	582	0	(6)
	04/2025	BRL	6,500		$1,167	131	0
	04/2025	DKK	4,200		621	35	0
JPM	01/2025	CNH	6,681		924	13	0
	01/2025	COP	2,324,895		521	0	(5)
	01/2025	IDR	202,218		12	0	0
	01/2025	INR	49,184		578	4	0
	01/2025	JPY	197,211		1,317	62	0
	01/2025	TWD	14,220		439	7	0
	01/2025		$22	IDR	349,830	0	(1)
	01/2025		399	INR	33,810	0	(5)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

01/2025	229	PLN	935	0	(3)
03/2025	12	IDR	202,850	0	0
04/2025	BRL	100	$18	2	0
MBC	01/2025	CHF	4,035	4,598	148	0
01/2025	CNH	2,590	357	4	0
01/2025	DKK	1,640	232	4	0
01/2025	EUR	17,592	18,538	307	0
01/2025	INR	7,130	83	0	0
01/2025	JPY	243,400	1,614	66	0
01/2025	KRW	2,287,512	1,647	98	0
01/2025	SEK	7,298	670	10	0
01/2025	$237	CNH	1,729	0	(1)
01/2025	245	INR	20,743	0	(3)
01/2025	105	PLN	428	0	(1)
01/2025	403	TWD	13,096	0	(4)
02/2025	HKD	1,716	$221	0	0
03/2025	ILS	342	96	2	0
03/2025	$83	INR	7,167	0	0
04/2025	TWD	13,021	$403	5	0
05/2025	CNH	3,072	424	3	0
MYI	01/2025	AUD	68	42	0	0
01/2025	DKK	4,525	640	11	0
01/2025	$124	IDR	1,956,862	0	(3)
01/2025	82	PLN	334	0	(1)
04/2025	DKK	4,700	$694	38	0
04/2025	$2,021	DKK	13,520	0	(134)
NGF	01/2025	486	IDR	7,733,239	0	(8)
RBC	01/2025	KRW	200,443	$144	8	0
01/2025	TWD	3,567	111	2	0
03/2025	MXN	29,285	1,430	43	0
RYL	01/2025	AUD	800	512	17	0
SCX	01/2025	CNH	3,314	459	7	0
01/2025	SGD	110	82	1	0
01/2025	TWD	8,360	261	7	0
01/2025	$215	CHF	189	0	(6)
01/2025	249	CNH	1,808	0	(2)
01/2025	499	IDR	7,886,104	0	(12)
01/2025	772	INR	65,332	0	(11)
01/2025	71	KRW	104,390	0	0
01/2025	212	TWD	6,931	0	(2)
03/2025	KRW	104,127	$71	0	0
04/2025	TWD	6,897	212	2	0
05/2025	CNH	2,803	389	5	0
SOG	01/2025	$486	PLN	1,977	0	(7)
SSB	01/2025	JPY	12,029	$77	0	0
05/2025	PEN	544	143	0	(1)
UAG	01/2025	JPY	221,853	1,486	75	0
01/2025	NOK	2,154	194	5	0
01/2025	SEK	2,410	221	3	0
01/2025	$563	PLN	2,287	0	(9)
04/2025	DKK	4,200	$620	33	0

Total Forward Foreign Currency Contracts	$1,884	$(457)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	20,400	$98	$57
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	01/13/2025	13,500	12	0

Total Purchased Options	$110	$57

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	100	0	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	100	0	(2)
BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	20,400	(37)	(18)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	20,400	(61)	(32)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	100	0	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	100	0	(2)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	200	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	100	0	(1)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	100	0	(1)

Total Written Options	$(110)	$(72)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,600	$549	$(32)	$517	$0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	1	0	(8)

$540	$(31)	$517	$(8)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

TOTALRETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	829	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$10,704	$0	$21	$21	$0
BPS	Receive	RADMFENT Index	503	4.770% (FEDL01 plus a specified spread)	Monthly	02/05/2025	836	0	(3)	0	(3)
	Pay	DJITR Index	30	5.660% (FEDL01 plus a specified spread)	Monthly	02/21/2025	3,196	0	16	16	0
	Receive	RADMFENT Index	2,615	4.780% (FEDL01 plus a specified spread)	Monthly	03/05/2025	4,345	0	(18)	0	(18)
	Receive	RADMFENT Index	1,160	4.80% (FEDL01 plus a specified spread)	Monthly	04/16/2025	1,927	0	(8)	0	(8)
	Receive	RADMFENT Index	174	5.330% (FEDL01 plus a specified spread)	Monthly	05/21/2025	289	0	(1)	0	(1)
	Receive	NDDUEAFE Index	93	4.590% (FEDL01 plus a specified spread)	Monthly	08/06/2025	752	0	(3)	0	(3)
	Receive	RADMFUNT Index	481	4.670% (FEDL01 plus a specified spread)	Monthly	08/06/2025	854	0	(4)	0	(4)
	Receive	RADMFENT Index	1,541	5.070% (FEDL01 plus a specified spread)	Monthly	11/05/2025	2,560	0	(11)	0	(11)
	Receive	RADMFXNT Index	1,047	4.810% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,859	0	(8)	0	(8)
	Receive	RADMFXNT Index	3,877	4.860% (FEDL01 plus a specified spread)	Monthly	11/05/2025	6,885	0	(20)	0	(20)
BRC	Pay	S&P 500 Total Return Index	20	4.785% (FEDL01 plus a specified spread)	Monthly	01/08/2025	258	0	1	1	0
CBK	Receive	NDDUEAFE Index	1,455	4.780% (FEDL01 plus a specified spread)	Monthly	05/21/2025	11,759	0	(35)	0	(35)
	Receive	NDDUEAFE Index	294	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	2,376	0	(10)	0	(10)
FAR	Pay	DJITR Index	29	5.530% (FEDL01 plus a specified spread)	Monthly	03/21/2025	3,089	0	16	16	0
GST	Pay	S&P 500 Total Return Index	86	4.840% (FEDL01 plus a specified spread)	Monthly	02/05/2025	1,111	0	5	5	0
	Receive	RADMFENT Index	707	5.020% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,175	0	(5)	0	(5)
JPM	Receive	ERADXULT Index	3,325	5.055% (FEDL01 plus a specified spread)	Monthly	03/05/2025	8,452	0	(37)	0	(37)
	Receive	RADMFUNT Index	582	5.080% (FEDL01 plus a specified spread)	Monthly	05/21/2025	1,390	0	(6)	0	(6)
	Receive	RADMFENT Index	1,802	4.630% (FEDL01 plus a specified spread)	Monthly	06/04/2025	3,200	0	(13)	0	(13)
	Receive	RADMFUNT Index	5,916	4.710% (FEDL01 plus a specified spread)	Monthly	07/16/2025	10,506	0	(44)	0	(44)
	Pay	S&P 500 Total Return Index	501	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	6,469	0	29	29	0
	Receive	RADMFENT Index	7,697	4.950% (FEDL01 plus a specified spread)	Monthly	09/03/2025	12,788	0	(55)	0	(55)
	Receive	ERADXULT Index	245	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025	659	0	(45)	0	(45)
MBC	Receive	ERADXULT Index	398	5.420% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,012	0	(5)	0	(5)
MEI	Receive	ERAEMLT Index	473	5.280% (FEDL01 plus a specified spread)	Monthly	02/05/2025	2,264	0	(10)	0	(10)

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

	Receive	ERAEMLT Index	1,072	5.360% (FEDL01 plus a specified spread)	Monthly	03/05/2025	5,131	0	(24)	0	(24)
	Receive	ERADXULT Index	1,998	5.880% (FEDL01 plus a specified spread)	Monthly	05/21/2025	5,290	0	(230)	0	(230)
	Receive	RADMFENT Index	7,986	5.370% (FEDL01 plus a specified spread)	Monthly	05/21/2025	13,268	0	(46)	0	(46)
	Receive	ERAEMLT Index	27	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	129	0	(1)	0	(1)
	Receive	ERAEMLT Index	2,121	5.570% (FEDL01 plus a specified spread)	Monthly	01/07/2026	10,554	0	(439)	0	(439)
MYI	Receive	ERADXULT Index	384	4.930% (FEDL01 plus a specified spread)	Monthly	03/05/2025	976	0	(4)	0	(4)
	Receive	ERAUSLT Index	629	5.280% (FEDL01 plus a specified spread)	Monthly	05/21/2025	370	0	0	0	0
	Receive	NDDUEAFE Index	2,833	4.635% (FEDL01 plus a specified spread)	Monthly	06/04/2025	22,895	0	(93)	0	(93)
	Receive	NDDUEAFE Index	70	4.680% (FEDL01 plus a specified spread)	Monthly	06/04/2025	566	0	(2)	0	(2)
	Receive	ERAUSLT Index	7,360	5.180% (FEDL01 plus a specified spread)	Monthly	11/12/2025	4,332	0	(14)	0	(14)

								$0	$(1,106)	$88	$(1,194)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	Alphabet, Inc.	7,928	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	$1,501	$0	$5	$5	$0
	Pay	Microsoft Corp.	3,269	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	1,378	0	4	4	0
	Pay	NVIDIA Corp.	4,659	5.780% (FEDL01 plus a specified spread)	Monthly	01/17/2025	625	0	3	3	0

								$0	$12	$12	$0

Total Swap Agreements								$540	$(1,125)	$617	$(1,202)

(i)

Securities with an aggregate market value of $3,439 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO All Authority: Multi-RAE PLUS Fund (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,908	$0	$13,908
Industrials	0	1,647	0	1,647
Utilities	0	1,422	0	1,422
Municipal Bonds & Notes
Washington	0	351	0	351
U.S. Government Agencies	0	78,392	0	78,392
U.S. Treasury Obligations	0	19,445	0	19,445
Non-Agency Mortgage-Backed Securities	0	39,025	0	39,025
Asset-Backed Securities
Automobile Sequential	0	6,697	0	6,697
CMBS Other	0	3,662	0	3,662
Credit Card Bullet	0	1,404	0	1,404
Home Equity Other	0	5,754	0	5,754
Home Equity Sequential	0	11	0	11
Whole Loan Collateral	0	962	0	962
Other ABS	0	31,295	0	31,295
Sovereign Issues	0	11,690	0	11,690
Common Stocks
Communication Services	1,638	0	0	1,638
Consumer Discretionary	884	0	0	884
Consumer Staples	291	0	0	291
Energy	132	0	0	132
Financials	1,513	0	0	1,513
Health Care	918	0	0	918
Industrials	812	0	0	812
Information Technology	3,292	0	0	3,292
Materials	309	0	0	309
Short-Term Instruments
Repurchase Agreements	0	13,400	0	13,400
U.S. Treasury Bills	0	273	0	273

	$9,789	$229,338	$0	$239,127
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,151	$0	$0	$4,151

Total Investments	$13,940	$229,338	$0	$243,278

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,490)	$0	$(8,490)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	146	0	146
Over the counter	0	2,558	0	2,558

	$0	$2,704	$0	$2,704
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(62)	0	(62)
Over the counter	0	(1,731)	0	(1,731)

	$0	$(1,793)	$0	$(1,793)

Total Financial Derivative Instruments	$0	$911	$0	$911

Totals	$13,940	$221,759	$0	$235,699

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.5% ¤
BRAZIL 6.7%
CORPORATE BONDS & NOTES 1.5%
Banco BTG Pactual SA 4.500% due 01/10/2025		$1,400	$1,396
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		4,560	4,538
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		400	399

			6,333

SOVEREIGN ISSUES 5.2%
Brazil Government International Bond
6.000% due 04/07/2026		200	202
6.125% due 03/15/2034		5,000	4,675
7.125% due 05/13/2054		10,000	9,271
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (b)	BRL	51,200	8,045

			22,193

Total Brazil (Cost $30,620)			28,526

CHILE 4.4%
CORPORATE BONDS & NOTES 0.9%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	800
Banco Santander Chile 2.700% due 01/10/2025		700	699
Empresa de Transporte de Pasajeros Metro SA
4.700% due 05/07/2050		2,000	1,647
3.650% due 05/07/2030		500	466

			3,612

SOVEREIGN ISSUES 3.5%
Chile Government International Bond
4.340% due 03/07/2042		5,000	4,205
3.100% due 01/22/2061		500	296
1.625% due 01/30/2025	EUR	7,000	7,243
4.850% due 01/22/2029		$3,000	2,974

			14,718

Total Chile (Cost $19,890)			18,330

COLOMBIA 7.3%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA 8.375% due 01/19/2036		$2,700	2,606

SOVEREIGN ISSUES 6.7%
Colombia Government International Bond
3.125% due 04/15/2031		200	159
3.875% due 04/25/2027		19,800	18,975
8.000% due 11/14/2035		800	806
8.000% due 04/20/2033		8,000	8,194

			28,134

Total Colombia (Cost $30,638)			30,740

DOMINICAN REPUBLIC 0.7%
SOVEREIGN ISSUES 0.7%
Dominican Republic International Bond
5.950% due 01/25/2027		$200	199
6.875% due 01/29/2026		400	404
4.875% due 09/23/2032		2,500	2,237

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Dominican Republic (Cost $3,252)			2,840

INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		$1,019	749
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		1,000	920

Total India (Cost $2,014)			1,669

INDONESIA 3.2%
CORPORATE BONDS & NOTES 0.5%
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,993
5.375% due 05/05/2045		200	184

			2,177

SOVEREIGN ISSUES 2.7%
Indonesia Government International Bond
6.750% due 01/15/2044		2,400	2,720
5.250% due 01/17/2042		500	483
4.750% due 07/18/2047		755	681
5.250% due 01/08/2047		1,249	1,191
5.950% due 01/08/2046		918	950
5.125% due 01/15/2045		1,865	1,761
7.750% due 01/17/2038		1,025	1,239
3.500% due 02/14/2050		2,000	1,436
Perusahaan Penerbit SBSN Indonesia 2.300% due 06/23/2025		1,000	987

			11,448

Total Indonesia (Cost $16,056)			13,625

ISRAEL 3.3%
SOVEREIGN ISSUES 3.3%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,510
3.875% due 07/03/2050		5,000	3,542
5.500% due 03/12/2034		7,000	6,864

Total Israel (Cost $18,483)			13,916

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,255
5.875% due 10/17/2031		2,000	1,943

Total Ivory Coast (Cost $4,757)			4,198

LUXEMBOURG 5.2%
		SHARES
COMMON STOCKS 1.0%
Drillco Holding Lux SA«(d)		123,735	3,109
Forsea Holding SA«		48,750	1,225

			4,334

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.2%
FORESEA Holding SA 7.500% due 06/15/2030		$2,149	2,072
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		7,000	7,029
6.510% due 02/23/2042		5,000	5,077
5.853% due 02/23/2036		200	197

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.103% due 08/23/2042		3,300	3,223

			17,598

Total Luxembourg (Cost $19,850)			21,932

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Petronas Capital Ltd.
4.800% due 04/21/2060		$200	173
4.550% due 04/21/2050		500	425
3.500% due 04/21/2030		2,500	2,317
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	457

Total Malaysia (Cost $3,760)			3,372

MAURITIUS 1.2%
CORPORATE BONDS & NOTES 1.2%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,999
5.950% due 07/29/2026		2,000	2,027

Total Mauritius (Cost $5,017)			5,026

MEXICO 9.9%
CORPORATE BONDS & NOTES 1.4%
Coca-Cola Femsa SAB de CV 1.850% due 09/01/2032		$2,150	1,689
Petroleos Mexicanos
6.700% due 02/16/2032		498	434
7.690% due 01/23/2050		500	378
10.000% due 02/07/2033		3,100	3,221

			5,722

SOVEREIGN ISSUES 8.5%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	297
5.000% due 04/27/2051		$7,300	5,501
4.750% due 04/27/2032		3,000	2,726
4.000% due 11/30/2028 (c)	MXN	52,562	2,389
2.750% due 11/27/2031 (c)		205,741	8,316
3.000% due 12/03/2026 (c)		28,533	1,292
6.000% due 05/07/2036		$1,200	1,132
6.400% due 05/07/2054		2,000	1,795
4.490% due 05/25/2032	EUR	3,000	3,154
4.000% due 08/24/2034 (c)	MXN	219,674	9,356

			35,958

Total Mexico (Cost $50,681)			41,680

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	960

Total Paraguay (Cost $1,112)			960

PERU 1.5%
SOVEREIGN ISSUES 1.5%
Peru Government International Bond
6.350% due 08/12/2028	PEN	3,500	979
5.625% due 11/18/2050		$2,680	2,517
2.783% due 01/23/2031		1,000	856
5.375% due 02/08/2035		1,000	963
5.875% due 08/08/2054		1,000	956

Total Peru (Cost $8,133)			6,271

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond 5.125% due 09/18/2034		$2,000	1,940

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Poland (Cost $1,971)			1,940

QATAR 5.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$700	590

SOVEREIGN ISSUES 5.0%
Qatar Government International Bond
5.103% due 04/23/2048		2,000	1,901
4.500% due 04/23/2028		2,000	1,990
3.750% due 04/16/2030		4,100	3,900
4.400% due 04/16/2050		7,000	5,944
3.400% due 04/16/2025		3,200	3,186
4.000% due 03/14/2029		3,200	3,120
4.817% due 03/14/2049		1,200	1,086

			21,127

Total Qatar (Cost $23,099)			21,717

ROMANIA 4.0%
SOVEREIGN ISSUES 4.0%
Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,471
3.624% due 05/26/2030		3,000	2,919
2.000% due 04/14/2033		3,000	2,364
5.375% due 03/22/2031		3,000	3,112
5.625% due 05/30/2037		6,000	5,967

Total Romania (Cost $17,338)			16,833

SAUDI ARABIA 8.3%
CORPORATE BONDS & NOTES 2.2%
Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	2,963
5.750% due 07/17/2054		3,000	2,811
5.875% due 07/17/2064		4,000	3,737

			9,511

SOVEREIGN ISSUES 6.1%
Saudi Government International Bond
3.250% due 10/26/2026		400	389
4.750% due 01/18/2028		5,000	4,972
4.875% due 07/18/2033		5,000	4,847
5.000% due 01/18/2053		2,000	1,694
4.750% due 01/16/2030		5,000	4,914
5.750% due 01/16/2054		8,000	7,481
3.625% due 03/04/2028		1,500	1,440

			25,737

Total Saudi Arabia (Cost $36,204)			35,248

SERBIA 4.0%
SOVEREIGN ISSUES 4.0%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	150	125
2.050% due 09/23/2036		2,500	1,973
1.000% due 09/23/2028		3,000	2,795
1.500% due 06/26/2029		5,400	5,045
3.125% due 05/15/2027		6,900	7,041

Total Serbia (Cost $21,227)			16,979

SOUTH AFRICA 12.3%
SOVEREIGN ISSUES 12.3%
South Africa Government International Bond
4.875% due 04/14/2026		$200	198
10.500% due 12/21/2026	ZAR	539,300	29,702
5.750% due 09/30/2049		$400	300
7.100% due 11/19/2036		2,000	1,951
7.950% due 11/19/2054		2,000	1,921
8.500% due 01/31/2037	ZAR	103,500	4,657
8.875% due 02/28/2035		276,500	13,344

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total South Africa (Cost $59,633)		52,073

TURKEY 1.2%
SOVEREIGN ISSUES 1.2%
Turkey Government International Bond 7.625% due 05/15/2034	$5,000	5,087

Total Turkey (Cost $4,919)		5,087

UNITED ARAB EMIRATES 3.3%
CORPORATE BONDS & NOTES 1.1%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031	$3,000	2,865
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029	2,000	1,933

		4,798

SOVEREIGN ISSUES 2.2%
Emirate of Abu Dhabi Government International Bond
3.875% due 04/16/2050	793	607
1.700% due 03/02/2031	2,100	1,741
2.700% due 09/02/2070	4,500	2,462
3.125% due 04/16/2030	4,900	4,503

		9,313

Total United Arab Emirates (Cost $17,562)		14,111

UNITED STATES 5.3%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 5.053% due 03/25/2037 •	$174	69
Morgan Stanley Mortgage Loan Trust 5.173% due 04/25/2037 •	201	54

		123

CORPORATE BONDS & NOTES 0.6%
Rio Oil Finance Trust
8.200% due 04/06/2028	375	385
9.750% due 01/06/2027	2,239	2,325

		2,710

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 4.836% due 02/25/2036 ~	4	3
Chase Mortgage Finance Trust 4.687% due 03/25/2037 ~	11	10
Citigroup Mortgage Loan Trust
5.635% due 07/25/2046 ~	8	7
6.231% due 03/25/2034 ~	2	1
Countrywide Home Loan Mortgage Pass-Through Trust
4.500% due 10/20/2035 ~	2	2
4.937% due 09/25/2047 ~	5	4
Luminent Mortgage Trust 4.813% due 12/25/2036 •	4	4
MASTR Adjustable Rate Mortgages Trust 4.933% due 05/25/2037 •	83	34
Merrill Lynch Alternative Note Asset Trust
4.497% due 06/25/2037 ~	74	34
5.053% due 03/25/2037 •	214	51
Merrill Lynch Mortgage-Backed Securities Trust 4.297% due 04/25/2037 ~	15	13
Morgan Stanley Mortgage Loan Trust 6.548% due 06/25/2036 ~	2	2
Sequoia Mortgage Trust 4.923% due 01/20/2047 ~	5	4
WaMu Mortgage Pass-Through Certificates Trust
3.425% due 05/25/2037 ~	18	14
3.700% due 01/25/2037 ~	15	13
3.752% due 04/25/2037 ~	10	9
4.297% due 12/25/2036 ~	31	28
4.361% due 12/25/2036 ~	9	8

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.860% due 09/25/2036 ~	13	11

		252

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
4.625% due 05/15/2054	20,000	19,438

Total United States (Cost $23,077)		22,523

SHORT-TERM INSTRUMENTS 0.7%
U.S. TREASURY BILLS 0.7%
4.405% due 02/27/2025 - 03/27/2025 (a)(b)(g)	3,002	2,980

Total Short-Term Instruments (Cost $2,979)		2,980

Total Investments in Securities (Cost $422,272)		382,576

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	3,168,612	30,853

Total Short-Term Instruments (Cost $30,837)		30,853

Total Investments in Affiliates (Cost $30,837)		30,853

Total Investments 97.8% (Cost $453,109)		$413,429
Financial Derivative Instruments(e)(f)3.0%(Cost or Premiums, net $(2,344))		12,241
Other Assets and Liabilities, net (0.8)%		(2,968)

Net Assets 100.0%		$422,702

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$2,475	$3,109	0.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(23) at a weighted average interest rate of 4.680%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	124	$10,577	$172	$13	$0
U.S. Treasury 10-Year Note March Futures	03/2025	18	1,958	(20)	0	(4)

Total Futures Contracts	$152	$13	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

iTraxx Asia Ex-Japan 42 5-Year Index	1.000%	Quarterly	12/20/2029	$2,200	$31	$(11)	$20	$0	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	10.853%	Maturity	01/02/2025	BRL	30,900	$0	$(177)	$(177)	$0	$0
Pay	1-Year BRL-CDI	11.038	Maturity	01/02/2025	82,800	0	(406)	(406)	0	0
Pay	1-Year BRL-CDI	11.108	Maturity	01/02/2025	93,300	0	(428)	(428)	0	0
Pay	1-Year BRL-CDI	11.228	Maturity	01/02/2025	90,800	0	(369)	(369)	0	0
Pay	1-Year BRL-CDI	12.255	Maturity	01/02/2025	290,000	0	(88)	(88)	0	0
Pay	1-Year BRL-CDI	12.420	Maturity	01/02/2025	40,000	0	12	12	0	0
Pay	1-Year BRL-CDI	12.649	Maturity	01/02/2025	85,000	0	102	102	0	0
Pay	1-Year BRL-CDI	9.760	Maturity	01/04/2027	38,500	0	(598)	(598)	0	0
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027	32,100	0	(672)	(672)	0	0
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027	132,400	0	(2,697)	(2,697)	0	(1)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027	30,000	0	(265)	(265)	0	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027	101,000	0	(808)	(808)	0	(1)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(345)	(171)	(516)	0	(18)

$(345)	$(6,565)	$(6,910)	$0	$(20)

Total Swap Agreements	$(314)	$(6,576)	$(6,890)	$0	$(22)

Cash of $3,445 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	SGD	14,113	$10,502	$163	$0
01/2025	$2,367	NZD	4,018	0	(119)
BOA	01/2025	CNH	8,931	$1,227	9	0
01/2025	JPY	6,165	40	1	0
01/2025	SGD	19,324	14,346	188	0
01/2025	$376	IDR	6,012,718	0	(5)
01/2025	888	KRW	1,252,447	0	(40)
01/2025	389	ZAR	7,044	0	(16)
02/2025	CNH	15,704	$2,199	57	0
BPS	01/2025	400,694	55,353	744	0
01/2025	IDR	35,312,493	2,163	0	(25)
01/2025	INR	616,322	7,188	0	0
01/2025	KRW	5,671,441	4,065	224	0
01/2025	SGD	16,301	12,129	187	0
01/2025	TWD	367,387	11,571	402	0
01/2025	$1,940	CNH	14,160	0	(10)
01/2025	8,017	IDR	127,454,044	0	(150)
01/2025	14,708	INR	1,243,854	0	(203)
01/2025	3,724	KRW	5,527,254	22	0
01/2025	9,902	PLN	40,341	0	(144)
01/2025	5,540	TWD	179,690	0	(77)
01/2025	4,629	ZAR	81,889	0	(296)
02/2025	CNH	58,000	$8,006	96	0
03/2025	ILS	2,759	768	8	0
03/2025	KRW	5,512,990	3,724	0	(18)
03/2025	$2,150	IDR	35,206,210	14	0
03/2025	7,188	INR	619,507	0	(6)
03/2025	2,891	MXN	59,329	0	(81)
04/2025	TWD	178,313	$5,529	81	0
05/2025	CNH	32,727	4,515	34	0
BRC	01/2025	CAD	104,080	73,924	1,484	0
01/2025	CNH	44	6	0	0
01/2025	IDR	231,133	15	0	0
01/2025	TRY	2,066	55	0	(2)
01/2025	$3,850	IDR	60,485,920	0	(111)
01/2025	6,228	TRY	230,721	202	0
02/2025	2,199	CNH	15,696	0	(58)
02/2025	38,377	TRY	1,454,871	742	0
03/2025	ILS	10,706	$3,006	56	0
03/2025	TRY	2,076	54	0	(1)
03/2025	$9,693	TRY	369,584	159	0
07/2025	1,400	63,625	114	0
BSH	04/2025	BRL	31,900	$5,650	563	0
CBK	01/2025	CNH	1,901	261	2	0
01/2025	IDR	42,748,743	2,647	0	(1)
01/2025	INR	5,792,510	67,930	379	(1)
01/2025	KRW	21,866,520	15,818	1,002	0
01/2025	TWD	1,407,804	44,269	1,471	0
01/2025	$4,677	CNH	33,387	0	(126)
01/2025	4,836	IDR	76,732,821	0	(88)
01/2025	74,377	INR	6,292,159	0	(999)
01/2025	2,949	KRW	4,327,751	0	(16)
02/2025	21,473	BRL	124,115	0	(1,502)
03/2025	IDR	575,680	$35	0	0
03/2025	KRW	4,317,089	2,949	19	0
03/2025	MXN	247	12	0	0
03/2025	$2,647	IDR	42,874,475	0	(12)
03/2025	67,930	INR	5,818,489	0	(481)
DUB	01/2025	KRW	20,412,110	$14,648	820	0
01/2025	$3,038	KRW	4,295,629	0	(129)
01/2025	1,697	PLN	6,940	0	(17)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

02/2025	PEN	4,738	$1,265	6	0
02/2025	THB	1,016	30	0	0
02/2025	$7,971	MXN	161,263	0	(291)
FAR	01/2025	AUD	38,230	$24,809	1,146	0
01/2025	TWD	22,407	691	10	0
GLM	01/2025	KRW	8,631,282	6,281	431	0
01/2025	MXN	53,097	2,536	2	0
01/2025	TWD	451,366	14,026	304	0
01/2025	$5,798	IDR	91,812,912	0	(127)
01/2025	4,432	PLN	18,043	0	(68)
01/2025	1,537	ZAR	28,312	0	(39)
02/2025	THB	291	$9	0	0
02/2025	$3,590	MXN	73,101	0	(108)
03/2025	13,199	BRL	77,747	0	(757)
04/2025	BRL	19,300	$3,479	401	0
IND	01/2025	$2,991	PLN	12,168	0	(48)
JPM	01/2025	CNH	109,514	$15,140	215	0
01/2025	IDR	3,505,167	215	0	(2)
01/2025	JPY	5,079	34	2	0
01/2025	SGD	452	336	6	0
01/2025	TRY	4,109	115	0	(1)
01/2025	TWD	316,378	9,768	150	0
01/2025	$50	CNH	363	0	(1)
01/2025	479	IDR	7,588,815	0	(9)
01/2025	12,197	INR	1,032,684	0	(154)
01/2025	4,934	PLN	20,068	0	(78)
01/2025	115	TRY	4,148	1	0
02/2025	7,860	298,470	149	0
03/2025	215	IDR	3,516,114	1	0
05/2025	TRY	38,305	$862	0	(100)
05/2025	$39,968	TRY	1,796,606	4,548	0
MBC	01/2025	CHF	35,727	$40,714	1,308	0
01/2025	CNH	34,443	4,745	51	0
01/2025	EUR	66,030	69,571	1,142	0
01/2025	INR	259,353	3,027	3	0
01/2025	KRW	28,234,686	20,323	1,200	0
01/2025	SEK	11,665	1,071	16	0
01/2025	SGD	152	114	2	0
01/2025	$1,018	CNH	7,431	0	(5)
01/2025	8,039	INR	680,102	0	(108)
01/2025	3,819	PLN	15,580	0	(50)
01/2025	8,614	TWD	280,248	0	(94)
03/2025	ILS	3,412	$959	19	0
03/2025	$3,027	INR	260,700	0	(5)
04/2025	TWD	278,650	$8,614	101	0
05/2025	CNH	26,204	3,616	29	0
MYI	01/2025	$2,132	IDR	33,697,096	0	(44)
02/2025	5,441	TRY	205,926	106	0
NGF	01/2025	5,646	IDR	89,925,717	0	(88)
RBC	03/2025	MXN	241,804	$11,807	356	0
SCX	01/2025	CHF	56	64	2	0
01/2025	CNH	54,327	7,519	115	0
01/2025	SGD	5,634	4,190	62	0
01/2025	TWD	185,993	5,807	152	0
01/2025	$33,883	CNH	245,432	0	(434)
01/2025	2,660	GBP	2,096	0	(36)
01/2025	6,917	IDR	109,380,374	0	(164)
01/2025	24,153	INR	2,042,744	0	(331)
01/2025	750	KRW	1,100,318	0	(4)
01/2025	4,547	TWD	148,314	0	(39)
03/2025	KRW	1,097,544	$750	5	0
04/2025	TWD	147,587	4,547	38	0
05/2025	CNH	39,032	5,415	70	0
SOG	01/2025	$10,540	PLN	42,775	0	(191)
SSB	01/2025	MXN	5,928	$300	16	0
01/2025	$1,015	CLP	991,070	0	(19)
TOR	01/2025	JPY	9,736	$65	3	0
UAG	01/2025	TWD	96,435	3,020	88	0
01/2025	$47	NOK	526	0	(1)
01/2025	2,157	PLN	8,766	0	(36)

Total Forward Foreign Currency Contracts	$21,499	$(8,166)

PURCHASED OPTIONS:
FOREIGN CURRENCY BARRIER OPTIONS
Counterparty	Description	Barrier Price	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC USD versus CNH VKO @ 7.450	CNH	7.450	02/14/2025	1,300,000	$123	$233
MBC	Call - OTC USD versus CNH VKO @ 7.375	7.375	02/14/2025	1,200,000	118	406

Total Purchased Options	$241	$639

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TRY	TRY	40.755	05/22/2025	39,000	$(814)	$(1,769)

Total Written Options	$(814)	$(1,769)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.222%	$6,000	$142	$(95)	$47	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	400	(18)	20	2	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	2,800	(134)	122	0	(12)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	700	(62)	55	0	(7)
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	3,000	(31)	27	0	(4)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.222	5,700	136	(92)	44	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	2,110	(100)	102	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	2,300	(116)	118	2	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	3,500	(312)	280	0	(32)
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	4,500	(401)	359	0	(42)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.805	12,700	(561)	612	51	0

Total Swap Agreements	$(1,457)	$1,508	$148	$(97)

(g)

Securities with an aggregate market value of $2,980 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$6,333	$0	$6,333
Sovereign Issues	0	22,193	0	22,193
Chile
Corporate Bonds & Notes	0	3,612	0	3,612
Sovereign Issues	0	14,718	0	14,718
Colombia
Corporate Bonds & Notes	0	2,606	0	2,606
Sovereign Issues	0	28,134	0	28,134
Dominican Republic
Sovereign Issues	0	2,840	0	2,840
India
Corporate Bonds & Notes	0	1,669	0	1,669
Indonesia
Corporate Bonds & Notes	0	2,177	0	2,177
Sovereign Issues	0	11,448	0	11,448
Israel
Sovereign Issues	0	13,916	0	13,916
Ivory Coast
Sovereign Issues	0	4,198	0	4,198
Luxembourg
Common Stocks	0	0	4,334	4,334
Corporate Bonds & Notes	0	17,598	0	17,598
Malaysia
Corporate Bonds & Notes	0	3,372	0	3,372
Mauritius
Corporate Bonds & Notes	0	5,026	0	5,026
Mexico
Corporate Bonds & Notes	0	5,722	0	5,722
Sovereign Issues	0	35,958	0	35,958
Paraguay
Sovereign Issues	0	960	0	960
Peru
Sovereign Issues	0	6,271	0	6,271
Poland
Sovereign Issues	0	1,940	0	1,940
Qatar
Corporate Bonds & Notes	0	590	0	590
Sovereign Issues	0	21,127	0	21,127
Romania
Sovereign Issues	0	16,833	0	16,833
Saudi Arabia
Corporate Bonds & Notes	0	9,511	0	9,511
Sovereign Issues	0	25,737	0	25,737
Serbia
Sovereign Issues	0	16,979	0	16,979
South Africa
Sovereign Issues	0	52,073	0	52,073
Turkey
Sovereign Issues	0	5,087	0	5,087
United Arab Emirates
Corporate Bonds & Notes	0	4,798	0	4,798
Sovereign Issues	0	9,313	0	9,313
United States
Asset-Backed Securities	0	123	0	123
Corporate Bonds & Notes	0	2,710	0	2,710
Non-Agency Mortgage-Backed Securities	0	252	0	252
U.S. Treasury Obligations	0	19,438	0	19,438
Short-Term Instruments
U.S. Treasury Bills	0	2,980	0	2,980

	$0	$378,242	$4,334	$382,576
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,853	$0	$0	$30,853

Total Investments	$30,853	$378,242	$4,334	$413,429

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	0	0	13
Over the counter	0	22,286	0	22,286

	$13	$22,286	$0	$22,299
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(26)	0	(26)
Over the counter	0	(10,032)	0	(10,032)

	$0	$(10,058)	$0	$(10,058)

Total Financial Derivative Instruments	$13	$12,228	$0	$12,241

Totals	$30,866	$390,470	$4,334	$425,670

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Luxembourg
Common Stocks	$4,161	$0	$0	$0	$0	$173	$0	$0	$4,334	$173
United States
Non-Agency Mortgage-Backed Securities	2	0	0	0	0	0	0	(2)	0	0

Totals	$4,163	$0	$0	$0	$0	$173	$0	$(2)	$4,334	$173

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Luxembourg
Common Stocks		$4,334	Indicative Market Quotation			Broker Quote			$25.125	—

Total		$4,334

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 8.9%
Albion Financing 3 SARL 9.096% (TSFR3M + 4.250%) due 08/16/2029 ~	$397	$402
B&G Foods, Inc. 7.857% due 10/10/2029 ~	324	325
Barnes Group, Inc. TBD% due 12/10/2031 ~	150	150
Cengage Learning, Inc. 7.856% (PRIME + 2.500%) due 03/24/2031 ~	299	300
CoreLogic, Inc. 7.971% due 06/02/2028 ~	273	270
Cotiviti Corp.
7.303% due 05/01/2031 ~	248	250
7.625% due 05/01/2031	175	177
CQP Holdco LP TBD% due 12/31/2030 ~	595	597
Envision Healthcare Corp.
11.382% due 07/20/2026 «~	1,056	1,056
12.507% due 11/03/2028 ~	4,936	5,010
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~	175	175
GBT U.S. LLC 7.626% due 07/25/2031 ~	25	25
Global Medical Response, Inc. 9.856% due 10/31/2028 ~	227	228
Golden State Foods LLC 8.774% due 10/07/2031 ~	25	25
Gray Television, Inc. 9.803% due 06/04/2029 ~	100	94
Hudson's Bay Co. TBD% due 04/03/2026	197	197
Kronos Acquisition Holdings, Inc. 8.584% (TSFR3M + 2.750%) due 07/08/2031 ~	150	142
Lifepoint Health, Inc.
7.965% due 05/17/2031 ~	100	100
8.406% due 05/17/2031 ~	199	200
Medline Borrower LP 6.607% due 10/23/2028 ~	531	533
Modena Buyer LLC 8.857% due 07/01/2031 ~	300	291
Motion Finco SARL 7.829% due 11/12/2029 ~	100	99
Nuvei Technologies Corp. 7.444% due 11/15/2031 ~	100	100
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~	200	202
Scientific Games Holdings LP 7.590% due 04/04/2029 ~	100	100
Sotera Health Holdings LLC 7.835% (TSFR3M + 3.250%) due 05/30/2031 ~	100	100
Spirit Airlines, Inc. TBD% due 11/18/2025 ~	327	328
TGP Holdings III LLC 7.707% due 06/29/2028 ~	100	98
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	550	545
TransDigm, Inc.
6.829% due 02/28/2031 ~	299	299
7.079% due 03/22/2030 ~	298	299
United Airlines, Inc. 6.635% due 02/22/2031 ~	167	168
White Cap Buyer LLC 7.607% due 10/19/2029 ~	100	100

Total Loan Participations and Assignments (Cost $12,740)		12,985

CORPORATE BONDS & NOTES 76.4%
BANKING & FINANCE 12.3%
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	525	520
7.000% due 01/15/2031	500	503

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

AmWINSGroup, Inc.
4.875% due 06/30/2029		75	71
6.375% due 02/15/2029		325	327
Armor Holdco, Inc. 8.500% due 11/15/2029		1,000	1,015
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031		100	102
Banca Monte dei Paschi di Siena SpA 8.500% due 09/10/2030 •	EUR	400	428
BGC Group, Inc. 8.000% due 05/25/2028		$100	106
BNP Paribas SA 8.500% due 08/14/2028 •(e)(f)		200	209
Brandywine Operating Partnership LP 4.550% due 10/01/2029		200	182
Burford Capital Global Finance LLC 6.250% due 04/15/2028		750	750
Credit Acceptance Corp. 9.250% due 12/15/2028		125	132
Encore Capital Group, Inc.
8.500% due 05/15/2030		350	369
9.250% due 04/01/2029		100	107
Focus Financial Partners LLC 6.750% due 09/15/2031		125	125
Fortress Transportation & Infrastructure Investors LLC 7.000% due 05/01/2031		450	460
Freedom Mortgage Corp. 6.625% due 01/15/2027		800	801
Freedom Mortgage Holdings LLC
9.125% due 05/15/2031		225	232
9.250% due 02/01/2029		125	129
GGAM Finance Ltd. 6.875% due 04/15/2029		225	228
Global Atlantic Fin Co. 4.700% due 10/15/2051 •		125	121
Howard Hughes Corp. 4.125% due 02/01/2029		250	231
HUB International Ltd. 7.250% due 06/15/2030		325	333
Hudson Pacific Properties LP 5.950% due 02/15/2028		200	171
Icahn Enterprises LP
6.250% due 05/15/2026		180	179
10.000% due 11/15/2029		175	176
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •		400	348
Iron Mountain, Inc.
4.500% due 02/15/2031		25	23
5.625% due 07/15/2032		175	167
6.250% due 01/15/2033		500	498
Jane Street Group
4.500% due 11/15/2029		500	469
7.125% due 04/30/2031		275	283
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		100	106
Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029		75	71
7.000% due 07/15/2031		150	154
Macquarie Airfinance Holdings Ltd.
6.400% due 03/26/2029		75	77
6.500% due 03/26/2031		150	155
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	374
6.500% due 08/01/2029		250	250
Navient Corp.
5.000% due 03/15/2027		200	196
6.750% due 06/15/2026		200	203
Newmark Group, Inc. 7.500% due 01/12/2029		700	732
OneMain Finance Corp.
6.625% due 05/15/2029		150	152
7.125% due 11/15/2031		100	102
7.500% due 05/15/2031		150	154
9.000% due 01/15/2029		1,425	1,512
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		150	102
Panther Escrow Issuer LLC 7.125% due 06/01/2031		675	682
Park Intermediate Holdings LLC
4.875% due 05/15/2029		325	306
7.000% due 02/01/2030		25	25
Pebblebrook Hotel LP 6.375% due 10/15/2029		150	149
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		500	477
7.125% due 11/15/2030		275	279

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

7.875% due 12/15/2029	100	105
PRA Group, Inc. 8.875% due 01/31/2030	125	130
RHP Hotel Properties LP 6.500% due 04/01/2032	500	503
Service Properties Trust 8.375% due 06/15/2029	450	436
Starwood Property Trust, Inc.
4.375% due 01/15/2027	25	24
6.000% due 04/15/2030	75	74
6.500% due 07/01/2030	125	125
UBS Group AG 9.250% due 11/13/2028 •(e)(f)	100	108
USI, Inc. 7.500% due 01/15/2032	226	234
VFH Parent LLC 7.500% due 06/15/2031	150	154
Vornado Realty LP 3.400% due 06/01/2031	100	85
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(b)	132	0
XHR LP 6.625% due 05/15/2030	75	75

		18,106

INDUSTRIALS 60.4%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	100	101
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	25	23
ADT Security Corp. 4.125% due 08/01/2029	400	368
Advance Auto Parts, Inc.
3.500% due 03/15/2032	200	166
3.900% due 04/15/2030	25	22
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	275	261
Affinity Interactive 6.875% due 12/15/2027	75	56
Albertsons Cos., Inc.
4.625% due 01/15/2027	375	367
4.875% due 02/15/2030	475	453
5.875% due 02/15/2028	125	125
Albion Financing SARL 8.750% due 04/15/2027	200	205
Alcoa Nederland Holding BV
4.125% due 03/31/2029	200	187
7.125% due 03/15/2031	100	103
Allegiant Travel Co. 7.250% due 08/15/2027	275	277
Allied Universal Holdco LLC 7.875% due 02/15/2031	300	307
Altice France SA
5.500% due 10/15/2029	1,000	754
8.125% due 02/01/2027	125	101
AMC Networks, Inc. 10.250% due 01/15/2029	200	213
Amentum Holdings, Inc. 7.250% due 08/01/2032	125	126
Amer Sports Co. 6.750% due 02/16/2031	125	127
American Airlines Pass-Through Trust 3.375% due 11/01/2028	52	50
American Airlines, Inc.
5.500% due 04/20/2026	250	249
5.750% due 04/20/2029	900	893
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	175	159
4.000% due 01/15/2028	175	168
ams-OSRAM AG 12.250% due 03/30/2029	850	828
Arcosa, Inc. 6.875% due 08/15/2032	150	153
Ascent Resources Utica Holdings LLC 6.625% due 10/15/2032	500	497
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	475	464
AthenaHealth Group, Inc. 6.500% due 02/15/2030	175	166
Avient Corp. 6.250% due 11/01/2031	50	49
Avis Budget Car Rental LLC
4.750% due 04/01/2028	150	140
5.375% due 03/01/2029	75	70
8.000% due 02/15/2031	100	102

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

8.250% due 01/15/2030		225	232
B&G Foods, Inc. 8.000% due 09/15/2028		300	309
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,125	1,032
4.000% due 10/15/2030		1,050	940
Ball Corp. 2.875% due 08/15/2030		75	64
Bausch & Lomb Corp. 8.375% due 10/01/2028		500	518
Bausch Health Cos., Inc.
4.875% due 06/01/2028		300	240
5.750% due 08/15/2027		100	87
6.125% due 02/01/2027		125	114
11.000% due 09/30/2028		250	238
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,225	1,222
Belron U.K. Finance PLC 5.750% due 10/15/2029		200	198
Block, Inc. 6.500% due 05/15/2032		200	202
Boyd Gaming Corp. 4.750% due 12/01/2027		75	73
Brink's Co. 6.500% due 06/15/2029		75	76
Builders FirstSource, Inc.
4.250% due 02/01/2032		200	177
6.375% due 03/01/2034		325	321
Cable One, Inc. 4.000% due 11/15/2030		100	84
Caesars Entertainment, Inc. 7.000% due 02/15/2030		575	586
Capstone Borrower, Inc. 8.000% due 06/15/2030		200	207
Carnival Corp. 5.750% due 03/01/2027		475	474
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		525	560
CCO Holdings LLC
4.250% due 01/15/2034		850	691
4.750% due 02/01/2032		500	439
5.000% due 02/01/2028		1,700	1,640
5.125% due 05/01/2027		500	492
Central Parent LLC 8.000% due 06/15/2029		175	178
Central Parent, Inc. 7.250% due 06/15/2029		25	25
Cerdia Finanz GmbH 9.375% due 10/03/2031		425	443
Champ Acquisition Corp. 8.375% due 12/01/2031		50	51
Cheplapharm Arzneimittel GmbH 3.500% due 02/11/2027	EUR	425	419
Churchill Downs, Inc. 4.750% due 01/15/2028		$550	531
Cimpress PLC 7.375% due 09/15/2032		275	274
Civitas Resources, Inc. 8.750% due 07/01/2031		600	626
Clarivate Science Holdings Corp. 4.875% due 07/01/2029		700	653
Cleveland-Cliffs, Inc. 7.000% due 03/15/2032		450	442
Cloud Software Group, Inc.
6.500% due 03/31/2029		500	491
8.250% due 06/30/2032		225	232
Clydesdale Acquisition Holdings, Inc. 6.875% due 01/15/2030		475	479
CNX Midstream Partners LP 4.750% due 04/15/2030		200	183
CNX Resources Corp. 7.250% due 03/01/2032		75	77
CommScope LLC 4.750% due 09/01/2029		25	22
Community Health Systems, Inc.
4.750% due 02/15/2031		75	58
5.250% due 05/15/2030		700	576
5.625% due 03/15/2027		25	24
6.000% due 01/15/2029		500	448
10.875% due 01/15/2032		275	284
Comstock Resources, Inc.
5.875% due 01/15/2030		100	93
6.750% due 03/01/2029		100	98
Concentra Escrow Issuer Corp. 6.875% due 07/15/2032		50	51

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

ConnectFinco SARL 9.000% due 09/15/2029	300	274
Crescent Energy Finance LLC
7.375% due 01/15/2033	225	219
7.625% due 04/01/2032	50	50
DaVita, Inc. 6.875% due 09/01/2032	100	101
Dcli Bidco LLC 7.750% due 11/15/2029	175	180
Deluxe Corp. 8.125% due 09/15/2029	50	51
Diebold Nixdorf, Inc. 7.750% due 03/31/2030	75	77
Directv Financing LLC 5.875% due 08/15/2027	800	780
EchoStar Corp. 10.750% due 11/30/2029	225	242
Ellucian Holdings, Inc. 6.500% due 12/01/2029	175	175
Embecta Corp. 5.000% due 02/15/2030	450	415
EMRLD Borrower LP 6.750% due 07/15/2031	200	202
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	75	80
EQM Midstream Partners LP
4.500% due 01/15/2029	93	89
4.750% due 01/15/2031	100	94
Fertitta Entertainment LLC 6.750% due 01/15/2030	225	208
First Student Bidco, Inc. 4.000% due 07/31/2029	325	299
Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	275	281
Frontier Communications Holdings LLC
6.000% due 01/15/2030	350	350
8.625% due 03/15/2031	75	80
Gap, Inc.
3.625% due 10/01/2029	1,050	944
3.875% due 10/01/2031	100	87
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	300	302
GFL Environmental, Inc.
4.000% due 08/01/2028	100	95
4.375% due 08/15/2029	375	355
Global Medical Response, Inc.(9.500% Cash and 0.750% PIK) 10.250% due 10/31/2028 (a)	151	152
GN Bondco LLC 9.500% due 10/15/2031	550	580
Goat Holdco LLC 6.750% due 02/01/2032	250	248
goeasy Ltd.
6.875% due 05/15/2030	125	126
7.625% due 07/01/2029	25	26
9.250% due 12/01/2028	500	533
Graham Packaging Co., Inc. 7.125% due 08/15/2028	300	297
Graphic Packaging International LLC 6.375% due 07/15/2032	250	251
Gray Television, Inc.
4.750% due 10/15/2030	100	55
5.375% due 11/15/2031	175	93
10.500% due 07/15/2029	75	75
Great Canadian Gaming Corp. 8.750% due 11/15/2029	50	51
Griffon Corp. 5.750% due 03/01/2028	325	319
Gulfport Energy Corp. 6.750% due 09/01/2029	75	76
GYP Holdings Corp. 4.625% due 05/01/2029	125	118
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	800	695
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031	300	269
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	525	534
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	50	52
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (a)	400	400
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (a)	425	428
Imola Merger Corp. 4.750% due 05/15/2029	800	759

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

INEOSFinance PLC 6.750% due 05/15/2028	25	25
Ingevity Corp. 3.875% due 11/01/2028	475	435
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	375	370
Jazz Securities DAC 4.375% due 01/15/2029	200	189
JELD-WEN, Inc. 7.000% due 09/01/2032	275	256
JetBlue Airways Corp. 9.875% due 09/20/2031	800	851
Kaiser Aluminum Corp.
4.500% due 06/01/2031	100	88
4.625% due 03/01/2028	75	71
Kodiak Gas Services LLC 7.250% due 02/15/2029	150	153
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	250	241
Kronos Acquisition Holdings, Inc. 8.250% due 06/30/2031	475	454
LABL, Inc.
5.875% due 11/01/2028	300	268
8.625% due 10/01/2031	175	162
Level 3 Financing, Inc.
4.500% due 04/01/2030	50	42
10.750% due 12/15/2030	25	28
11.000% due 11/15/2029	465	524
LGI Homes, Inc. 7.000% due 11/15/2032	125	124
LifePoint Health, Inc.
10.000% due 06/01/2032	200	204
11.000% due 10/15/2030	600	659
Light & Wonder International, Inc. 7.500% due 09/01/2031	100	103
Magnolia Oil & Gas Operating LLC 6.875% due 12/01/2032	125	124
Masterbrand, Inc. 7.000% due 07/15/2032	50	50
Matador Resources Co. 6.250% due 04/15/2033	600	583
McGraw-Hill Education, Inc. 7.375% due 09/01/2031	225	231
Medline Borrower LP 3.875% due 04/01/2029	800	741
Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	100	99
MGM Resorts International
6.125% due 09/15/2029	25	25
6.500% due 04/15/2032	500	499
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	275	259
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	150	151
Molina Healthcare, Inc.
3.875% due 05/15/2032	200	174
4.375% due 06/15/2028	125	119
6.250% due 01/15/2033	200	198
Motion Bondco DAC 6.625% due 11/15/2027	200	189
Mueller Water Products, Inc. 4.000% due 06/15/2029	50	46
Murphy Oil Corp. 6.000% due 10/01/2032	275	264
Murphy Oil USA, Inc. 3.750% due 02/15/2031	100	88
Nabors Industries, Inc. 7.375% due 05/15/2027	100	100
NCR Atleos Corp. 9.500% due 04/01/2029	175	190
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	300	279
Newell Brands, Inc.
6.375% due 05/15/2030	382	384
6.625% due 05/15/2032	318	321
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	500	440
NextEra Energy Operating Partners LP
4.500% due 09/15/2027	50	48
7.250% due 01/15/2029	200	205
NFE Financing LLC 12.000% due 11/15/2029	457	481
Noble Finance LLC 8.000% due 04/15/2030	550	556
Nordstrom, Inc.
4.250% due 08/01/2031	50	44

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.000% due 01/15/2044	200	150
Northriver Midstream Finance LP 6.750% due 07/15/2032	200	201
NuStar Logistics LP 6.375% due 10/01/2030	250	251
Odeon Finco PLC 12.750% due 11/01/2027	75	79
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	875	818
OneSky Flight LLC 8.875% due 12/15/2029	75	75
Open Text Holdings, Inc. 4.125% due 02/15/2030	450	408
Organon & Co.
4.125% due 04/30/2028	275	259
6.750% due 05/15/2034	275	273
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	175	175
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	525	521
Parkland Corp.
4.500% due 10/01/2029	100	93
6.625% due 08/15/2032	75	74
Performance Food Group, Inc. 6.125% due 09/15/2032	150	150
Permian Resources Operating LLC 7.000% due 01/15/2032	600	610
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044	700	546
Petroleos de Venezuela SA
5.375% due 04/12/2027	1,250	136
5.500% due 04/12/2037	1,250	129
Post Holdings, Inc.
4.500% due 09/15/2031	150	134
5.500% due 12/15/2029	300	291
6.250% due 10/15/2034	1,075	1,050
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	1,050	1,023
Primo Water Holdings, Inc. 4.375% due 04/30/2029	50	47
PTC, Inc. 4.000% due 02/15/2028	200	190
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	107
Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	75	74
9.750% due 04/15/2029	200	217
11.250% due 02/15/2027	200	219
Rand Parent LLC 8.500% due 02/15/2030	1,000	1,007
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	500	496
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031	300	295
RR Donnelley & Sons Co. 9.500% due 08/01/2029	100	102
Ryan Specialty LLC 5.875% due 08/01/2032	175	173
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	225	212
Scripps Escrow, Inc. 3.875% due 01/15/2029	100	74
Seadrill Finance Ltd. 8.375% due 08/01/2030	200	204
Seagate HDD Cayman 4.091% due 06/01/2029	225	210
Select Medical Corp. 6.250% due 12/01/2032	150	145
Sensata Technologies, Inc. 6.625% due 07/15/2032	425	426
Service Corp. International 3.375% due 08/15/2030	275	241
Shift4 Payments LLC 6.750% due 08/15/2032	125	127
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	925
Sirius XM Radio, Inc.
3.875% due 09/01/2031	300	251
4.000% due 07/15/2028	700	646
4.125% due 07/01/2030	100	87
SM Energy Co.
6.750% due 08/01/2029	200	198
7.000% due 08/01/2032	175	173
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	75	76

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

SpiritLoyalty Cayman Ltd. 8.000% due 09/20/2025	1,050	819
SS&C Technologies, Inc. 6.500% due 06/01/2032	475	480
Stagwell Global LLC 5.625% due 08/15/2029	275	262
Standard Industries, Inc. 4.375% due 07/15/2030	1,000	917
Station Casinos LLC 6.625% due 03/15/2032	550	547
Strathcona Resources Ltd. 6.875% due 08/01/2026	300	301
Sunoco LP
4.500% due 05/15/2029	225	212
7.000% due 05/01/2029	150	154
7.250% due 05/01/2032	175	181
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	200	204
TEGNA, Inc. 4.625% due 03/15/2028	350	332
Tenneco, Inc. 8.000% due 11/17/2028	50	47
Terex Corp. 6.250% due 10/15/2032	175	172
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	350	327
TGS ASA 8.500% due 01/15/2030	175	180
TopBuild Corp.
3.625% due 03/15/2029	425	390
4.125% due 02/15/2032	400	355
TransDigm, Inc.
6.000% due 01/15/2033	200	196
6.375% due 03/01/2029	100	100
6.625% due 03/01/2032	200	202
6.875% due 12/15/2030	500	508
Transocean, Inc.
8.000% due 02/01/2027	175	175
8.750% due 02/15/2030	21	22
Triton Water Holdings, Inc. 6.250% due 04/01/2029	200	199
Trivium Packaging Finance BV 5.500% due 08/15/2026	175	173
Twilio, Inc. 3.875% due 03/15/2031	125	112
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	325	332
U.S. Foods, Inc. 5.750% due 04/15/2033	300	292
UKG, Inc. 6.875% due 02/01/2031	300	305
Univision Communications, Inc.
6.625% due 06/01/2027	250	249
8.000% due 08/15/2028	550	561
8.500% due 07/31/2031	575	564
Valaris Ltd. 8.375% due 04/30/2030	500	506
Vallourec SACA 7.500% due 04/15/2032	175	182
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	800	688
4.125% due 08/15/2031	575	515
Venture Global LNG, Inc.
7.000% due 01/15/2030	225	229
9.500% due 02/01/2029	1,300	1,438
9.875% due 02/01/2032	1,000	1,098
Veritiv Operating Co. 10.500% due 11/30/2030	50	54
Vertiv Group Corp. 4.125% due 11/15/2028	150	142
Victoria's Secret & Co. 4.625% due 07/15/2029	75	68
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	1,000	985
Virgin Media Secured Finance PLC 4.500% due 08/15/2030	1,425	1,232
VistaJet Malta Finance PLC
6.375% due 02/01/2030	50	44
7.875% due 05/01/2027	100	97
9.500% due 06/01/2028	100	101
Vital Energy, Inc. 7.875% due 04/15/2032	250	241
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	1,000	861
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	475	471

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

WandNewCo 3, Inc. 7.625% due 01/30/2032	300	308
Wayfair LLC 7.250% due 10/31/2029	100	100
Western Digital Corp.
2.850% due 02/01/2029	150	134
3.100% due 02/01/2032	150	125
Williams Scotsman, Inc. 6.625% due 06/15/2029	375	380
WMG Acquisition Corp. 3.000% due 02/15/2031	450	393
Wrangler Holdco Corp. 6.625% due 04/01/2032	50	51
Wynn Resorts Finance LLC
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	750	782
Yum! Brands, Inc. 4.625% due 01/31/2032	800	740
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	200	185
ZF North America Capital, Inc.
6.750% due 04/23/2030	350	337
6.875% due 04/23/2032	300	285
Ziggo BV 4.875% due 01/15/2030	100	92
ZipRecruiter, Inc. 5.000% due 01/15/2030	725	654

		88,387

UTILITIES 3.7%
AES Corp. 6.950% due 07/15/2055 •	175	171
Aethon United BR LP 7.500% due 10/01/2029	175	179
Antero Midstream Partners LP 5.750% due 03/01/2027	400	398
Archrock Partners LP 6.625% due 09/01/2032	250	250
Blue Racer Midstream LLC
7.000% due 07/15/2029	100	102
7.250% due 07/15/2032	100	103
Calpine Corp.
3.750% due 03/01/2031	400	358
5.000% due 02/01/2031	700	659
Electricite de France SA 9.125% due 03/15/2033 •(e)	225	254
FORESEA Holding SA 7.500% due 06/15/2030	234	225
Hilcorp Energy LP
5.750% due 02/01/2029	175	167
6.000% due 04/15/2030	400	378
6.250% due 11/01/2028	50	49
Iliad Holding SASU 7.000% due 04/15/2032	250	252
Lightning Power LLC 7.250% due 08/15/2032	200	206
Lumen Technologies, Inc.
4.125% due 04/15/2029	130	118
4.125% due 04/15/2030	25	22
NRG Energy, Inc. 6.250% due 11/01/2034	275	270
PBF Holding Co. LLC 7.875% due 09/15/2030	200	196
PG&E Corp. 7.375% due 03/15/2055 •	100	103
Tallgrass Energy Partners LP 7.375% due 02/15/2029	100	100
Vistra Operations Co. LLC
6.875% due 04/15/2032	300	308
7.750% due 10/15/2031	500	525
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	25	26

		5,419

Total Corporate Bonds & Notes (Cost $112,944)		111,912

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015 4.800% due 05/01/2025	130	130

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Municipal Bonds & Notes (Cost $130)		130

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Notes
3.375% due 09/15/2027	5,475	5,351

Total U.S. Treasury Obligations (Cost $5,461)		5,351

	SHARES
COMMON STOCKS 5.6%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc.(c)	163,228	224
iHeartMedia, Inc. 'B'«(c)	30,332	54

		278

ENERGY 0.6%
California Resources Corp.	14,960	776
New Fortress Energy, Inc.«(c)	4,910	68

		844

FINANCIALS 0.9%
Hipotecaria Su Casita SA«(c)	78,886	0
Intelsat Emergence SA«(g)	26,145	863
Mr Cooper Group, Inc.(c)	4,374	420

		1,283

HEALTH CARE 3.3%
Amsurg Equity«(c)(g)	78,042	3,575
NVHL SA 'A'«(c)(g)	197,572	120
NVHL SA 'B'«(c)(g)	197,572	120
NVHL SA 'C'«(c)(g)	197,572	121
NVHL SA 'D'«(c)(g)	197,572	121
NVHL SA 'E'«(c)(g)	197,572	121
NVHL SA 'F'«(c)(g)	197,572	121
NVHL SA 'G'«(c)(g)	197,572	121
NVHL SA 'H'«(c)(g)	197,572	121
NVHL SA 'I'«(c)(g)	197,572	121
NVHL SA 'J'«(c)(g)	197,572	121

		4,783

INDUSTRIALS 0.6%
Forsea Holding SA«	22,653	569
Spirit Airlines, Inc.«(c)(g)	401,197	401

		970

Total Common Stocks (Cost $13,926)		8,158

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071«(g)	3	0

Total Warrants (Cost $0)		0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
First Citizens BancShares, Inc. 8.592% (TSFR3M + 4.234%) due 01/04/2027 ~(e)	350,000	359

Total Preferred Securities (Cost $350)		359

Total Investments in Securities (Cost $145,551)		138,895

INVESTMENTS IN AFFILIATES 2.2%
COMMON STOCKS 0.1%
AFFILIATED INVESTMENTS 0.1%
Xfit Brands, Inc.«(c)	68,040,639	183

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Common Stocks (Cost $4,074)		183

SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	322,805	3,143

Total Short-Term Instruments (Cost $3,142)		3,143

Total Investments in Affiliates (Cost $7,216)		3,326

Total Investments 97.1% (Cost $152,767)		$142,221
Financial Derivative Instruments(h)(i)0.0%(Cost or Premiums, net $450)		23
Other Assets and Liabilities, net 2.9%		4,153

Net Assets 100.0%		$146,397

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$3,261	$3,575	2.45%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 02/23/2024	2,449	863	0.60
NVHL SA 'A'	03/09/2012 - 05/01/2013	0	120	0.08
NVHL SA 'B'	03/09/2012 - 05/01/2013	0	120	0.08
NVHL SA 'C'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'D'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'E'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'F'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'G'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'H'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'I'	03/09/2012 - 05/01/2013	0	121	0.08
NVHL SA 'J'	03/09/2012 - 05/01/2013	0	121	0.08
Spirit Airlines, Inc.	12/17/2024	401	401	0.28

$6,111	$6,047	4.13%

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	40	$8,224	$(9)	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2025	78	8,292	(43)	0	(8)
U.S. Treasury 10-Year Note March Futures	03/2025	2	217	(1)	0	(1)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	2	238	(6)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	10	1,113	(10)	0	(3)

$(69)	$0	$(14)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2025	1	$(138)	$2	$0	$0

Total Futures Contracts	$(67)	$0	$(14)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Telecom Italia spa	1.000%	Quarterly	12/20/2029	1.844%	EUR	200	$(8)	$0	$(8)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$5,325	$430	$(10)	$420	$3	$(1)

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$3,100	$22	$(1)	$21	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	725	6	7	13	1	0

$28	$6	$34	$2	$0

Total Swap Agreements	$450	$(4)	$446	$5	$(2)

Cash of $933 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	02/2025	$189	HKD	1,464	$0	$0
MBC	01/2025	EUR	1,935	$2,039	34	0
02/2025	$164	HKD	1,276	0	0

Total Forward Foreign Currency Contracts	$34	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$197	$11,732	$1,056	$12,985
Corporate Bonds & Notes
Banking & Finance	0	18,106	0	18,106
Industrials	0	87,947	440	88,387
Utilities	0	5,419	0	5,419
Municipal Bonds & Notes
Florida	0	130	0	130
U.S. Treasury Obligations	0	5,351	0	5,351
CommonStocks

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Communication Services	224	0	54	278
Energy	776	0	68	844
Financials	420	0	863	1,283
Health Care	0	0	4,783	4,783
Industrials	0	0	970	970
Preferred Securities
Banking & Finance	0	359	0	359

$1,617	$129,044	$8,234	$138,895
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	183	183
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,143	0	0	3,143

$3,143	$0	$183	$3,326

Total Investments	$4,760	$129,044	$8,417	$142,221

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	34	0	34

$0	$39	$0	$39
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$23	$0	$23

Totals	$4,760	$129,067	$8,417	$142,244

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2024:
Category and Subcategory	Beginning Balance at 03/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,818	$174	$0	$11	$0	$63	$0	$(5,010)	$1,056	$0
Corporate Bonds & Notes
Banking & Finance	29	0	(36)	0	0	7	0	0	0	0
Industrials	0	0	0	0	0	0	440	0	440	0
Common Stocks
Consumer Discretionary(2)	1,099	0	1,039)	0	797	(857)	0	0	0	0
Communication Services	57	0	0	0	0	(3)	0	0	54	(3)
Energy	311	0	(529)	0	218	68	0	0	68	68
Financials	717	0	0	0	0	144	0	0	863	146
Health Care	4,926	0	0	0	0	(143)	0	0	4,783	(143)
Industrials	547	401	0	0	0	22	0	0	970	22
Preferred Securities
Industrials	0	0	0	0	(267)	267	0	0	0	0

$13,504	$575	$(1,604)	$11	$748	$(430)	$440	$(5,010)	$8,234	$90

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	120	0	0	0	0	63	0	0	183	63

Totals	$13,624	$575	$(1,604)	$11	$748	$(367)	$440	$(5,010)	$8,417	$153

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments	$1,056	Comparable Companies	EBITDA Multiple	X	13.750	—
Corporate Bonds & Notes
Industrials	440	Other Valuation Techniques(3)	-	-	—
Common Stocks
Communication Services	54	Reference instrument	Stock Price w/Liquidity Discount	10.000	—
Energy	68	Reference Instrument	Stock Price w/Liquidity Discount	9.000	—
Financials	863	Comparable Companies	EBITDA Multiple	X	4.600	—
Health Care	3,576	Comparable Companies	EBITDA Multiple	X	13.750	—

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

	1,207	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	569	Indicative Market Quotation	Broker Quote		$25.125	—
	401	Other Valuation Techniques(3)	-		-	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	183	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate	$/%	0.003/20.000	—

Total	$8,417

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Sector type updated from Industrials and Utilities to Consumer Discretionary since prior fiscal year end.
(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 64.4% ¤
CANADA 5.1%
SOVEREIGN ISSUES 5.1%
Province of Ontario 3.650% due 06/02/2033	CAD	16,400	$11,385
Province of Quebec 3.600% due 09/01/2033		21,400	14,761

Total Canada (Cost $26,163)			26,146

DENMARK 3.9%
CORPORATE BONDS & NOTES 3.9%
Nykredit Realkredit AS 1.000% due 04/01/2025	DKK	41,400	5,730
Realkredit Danmark AS
1.000% due 01/01/2025		31,900	4,431
1.000% due 04/01/2025		73,900	10,229

Total Denmark (Cost $21,320)			20,390

SUPRANATIONAL 6.6%
CORPORATE BONDS & NOTES 6.6%
European Union 2.875% due 10/05/2029	EUR	32,300	34,023

Total Supranational (Cost $34,537)			34,023

UNITED KINGDOM 5.9%
SOVEREIGN ISSUES 5.9%
United Kingdom Gilt 4.375% due 07/31/2054	GBP	27,400	30,396

Total United Kingdom (Cost $34,852)			30,396

UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.7%
ABFC Trust 5.153% due 06/25/2034 •		$208	206
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •		78	76
Argent Securities Trust 4.633% due 07/25/2036 •		1,176	312
Asset-Backed Securities Corp. Home Equity Loan Trust 4.533% due 05/25/2037 •		33	24
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •		32	31
Credit-Based Asset Servicing & Securitization Trust
3.074% due 01/25/2037 •		246	72
4.573% due 11/25/2036 •		28	13
Home Equity Asset Trust 5.053% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 4.553% due 10/25/2036 •		21	7
Long Beach Mortgage Loan Trust 5.013% due 10/25/2034 •		26	25
Merrill Lynch Mortgage Investors Trust 4.613% due 09/25/2037 •		22	4
Morgan Stanley ABS Capital, Inc. Trust
4.513% due 05/25/2037 •		36	32
4.553% due 11/25/2036 •		5,276	2,578
Soundview Home Loan Trust 4.573% due 11/25/2036 •		220	60
Structured Asset Securities Corp. Mortgage Loan Trust 6.167% due 04/25/2035 •		1	1

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

WashingtonMutual Asset-Backed Certificates Trust 3.952% due 10/25/2036 •	21	8

		3,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Bear Stearns ALT-A Trust
4.849% due 08/25/2036 ~	19	12
5.434% due 01/25/2036 ~	236	220
Citigroup Mortgage Loan Trust 6.223% due 08/25/2035 ~	6	5
Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •	2,545	2,012
4.773% due 02/25/2047 •	51	49
4.905% due 03/20/2046 •	208	175
4.973% due 12/25/2035 •	22	20
5.013% due 12/25/2035 •	141	126
5.013% due 02/25/2037 •	63	53
5.053% due 08/25/2035 •	161	150
5.053% due 12/25/2035 •	569	428
5.153% due 09/25/2035 •	538	480
Countrywide Home Loan Mortgage Pass-Through Trust
4.913% due 05/25/2035 •	64	55
5.033% due 03/25/2035 •	245	214
5.033% due 04/25/2035 •	1	1
5.053% due 03/25/2035 •	29	18
5.093% due 03/25/2035 •	1,296	1,169
5.113% due 02/25/2035 •	5	5
5.213% due 09/25/2034 •	3	3
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	2	2
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.553% due 10/25/2036 •	1	1
Downey Savings & Loan Association Mortgage Loan Trust
4.901% due 03/19/2045 •	96	90
5.001% due 08/19/2045 •	72	60
5.141% due 09/19/2045 •	945	494
GreenPoint Mortgage Funding Trust 4.913% due 06/25/2045 •	606	473
HarborView Mortgage Loan Trust
4.633% due 01/19/2036 •	9	9
4.890% due 01/19/2036 •	1,122	680
4.961% due 06/19/2035 •	82	79
4.961% due 03/19/2036 •	642	572
5.101% due 11/19/2035 •	58	38
5.141% due 09/19/2035 •	8	5
5.165% due 06/20/2035 •	29	27
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.792% due 10/25/2035 ~	8	7
Residential Accredit Loans, Inc. Trust 4.873% due 04/25/2046 •	117	30
Sequoia Mortgage Trust
5.181% due 10/19/2026 •	1	1
5.185% due 07/20/2033 •	152	149
5.592% due 10/20/2034 •	103	91
Structured Asset Mortgage Investments Trust 5.061% due 07/19/2034 •	1	1
Thornburg Mortgage Securities Trust 4.993% due 03/25/2044 •	21	20
WaMu Mortgage Pass-Through Certificates Trust
4.263% due 12/25/2046 •	51	43
4.355% due 02/27/2034 •	2	2
5.033% due 10/25/2045 •	7	6
5.073% due 01/25/2045 •	3	3
5.093% due 01/25/2045 •	5	5
5.093% due 07/25/2045 •	4	4
6.025% due 11/25/2042 •	1	1
6.225% due 08/25/2042 •	3	3
6.325% due 10/25/2046 •	15	14
6.325% due 11/25/2046 •	199	174

		8,279

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
4.969% due 03/25/2034 •	1	1
5.033% due 09/25/2042 •	13	13
6.000% due 07/25/2044	7	7
6.035% due 12/01/2034 •	2	2
6.633% due 12/01/2030 •	1	1
7.019% due 11/01/2034 •	5	5
Freddie Mac
4.603% due 09/25/2035 •	480	473
4.963% due 09/25/2031 •	5	5
6.025% due 10/25/2044 - 02/25/2045 •	36	33
6.225% due 07/25/2044 •	7	7

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.500% due 07/15/2028		35	35
7.226% due 10/01/2036 •		8	8
Ginnie Mae
4.625% due 02/20/2025 - 09/20/2025 ~		1	0
4.875% due 04/20/2026 - 05/20/2026 ~		3	3
5.000% due 04/20/2030 - 06/20/2030 •		89	89
6.000% due 08/20/2034		138	140
U.S. Small Business Administration
4.625% due 02/01/2025		1	1

			823

Total United States (Cost $18,712)			12,552

SHORT-TERM INSTRUMENTS 40.5%
REPURCHASE AGREEMENTS (c) 18.8%			97,100

JAPAN TREASURY BILLS 20.9%
0.013% due 01/08/2025 - 02/03/2025 (a)(b)	JPY	16,960,000	107,780

U.S. TREASURY BILLS 0.8%
4.510% due 01/16/2025 - 03/06/2025 (a)(b)(f)		$4,353	4,333

Total Short-Term Instruments (Cost $215,331)			209,213

Total Investments in Securities (Cost $350,915)			332,720

		SHARES
INVESTMENTS IN AFFILIATES 30.5%
SHORT-TERM INSTRUMENTS 30.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.5%
PIMCO Short-Term Floating NAV Portfolio III		16,177,616	157,521

Total Short-Term Instruments (Cost $157,408)			157,521

Total Investments in Affiliates (Cost $157,408)			157,521

Total Investments 94.9% (Cost $508,323)			$490,241
Financial Derivative Instruments(d)(e)1.8%(Cost or Premiums, net $(307))			9,336
Other Assets and Liabilities, net 3.3%			17,085

Net Assets 100.0%			$516,662

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$84,200	U.S. Treasury Notes 4.250% due 06/30/2029	$(85,762)	$84,200	$84,222
U.S. Treasury Notes 4.250% due 06/30/2029	(13,140)	12,900	12,903

Total Repurchase Agreements	$(98,902)	$97,100	$97,125

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	45	$45	$(8)	$(13)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	45	45	(7)	(3)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	29	29	(14)	(63)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	29	29	(14)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	31	31	(15)	(27)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	31	31	(14)	(47)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	31	31	(12)	(3)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	31	31	(15)	(1)

Total Written Options	$(99)	$(157)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	968	$82,567	$1,341	$101	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	65	$(7,936)	$55	$0	$(14)
Euro-Bund March Futures	03/2025	787	(108,782)	1,734	0	(343)

$1,789	$0	$(357)

Total Futures Contracts	$3,130	$101	$(357)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	44,300	$882	$(1,167)	$(285)	$122	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054	3,700	(140)	526	386	0	(22)
Pay(2)	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	(235)	(244)	48	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2027	EUR	134,500	589	469	1,058	177	0
Receive(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	15,300	(234)	21	(213)	0	(40)
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034	3,300	(9)	16	7	7	0
Pay(2)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	177,475	1,563	737	2,300	343	0
Receive(2)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	125,340	154	(3,140)	(2,986)	0	(599)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	1,644	645	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	50,600	(941)	1,456	515	137	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	25,400	(413)	652	239	66	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	81,700	476	41	517	15	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029	EUR	32,200	0	29	29	0	(43)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	82,700	(666)	(1,921)	(2,587)	0	(90)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	15,600	130	(104)	26	0	(16)
Receive(2)	CAONREPO	2.900	Semi-Annual	06/01/2033	22,000	(88)	54	(34)	0	(22)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	36,700	(475)	(1,227)	(1,702)	0	(39)

Total Swap Agreements	$(180)	$(2,149)	$(2,329)	$917	$(871)

Cash of $17,300 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)	Future styled option variation margin asset of $34 and liability of $(2) is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2025	$920	NZD	1,561	$0	$(46)
BOA	01/2025	JPY	64,515	$423	13	0
01/2025	$10	CNH	72	0	0
01/2025	236	JPY	36,055	0	(7)
04/2025	DKK	25,000	$3,686	196	0
BPS	01/2025	CAD	16,397	11,414	2	0
01/2025	EUR	4,566	4,815	83	0
01/2025	TWD	27	1	0	0
01/2025	$603	AUD	930	0	(28)
01/2025	3	TWD	87	0	0
04/2025	1	27	0	0
BRC	01/2025	CAD	119,441	$84,834	1,703	0
01/2025	GBP	25,641	32,278	182	0
01/2025	$581	AUD	932	0	(4)
01/2025	86,071	CAD	121,503	0	(1,505)
01/2025	1,892	EUR	1,805	0	(22)
01/2025	225	JPY	33,658	0	(11)
01/2025	640	NZD	1,134	0	(5)
02/2025	JPY	3,370,000	$22,472	985	0
02/2025	$34	JPY	5,313	0	0
CBK	01/2025	JPY	6,280,000	$44,190	4,273	0
01/2025	$1,198	AUD	1,868	0	(42)
01/2025	650	EUR	618	0	(10)
01/2025	9	TWD	281	0	0
DUB	01/2025	DKK	7,089	$1,004	18	0
02/2025	MXN	2,828	140	5	0
FAR	01/2025	AUD	4,234	2,748	127	0
GLM	02/2025	MXN	1,282	63	2	0
IND	01/2025	DKK	21,002	2,969	50	0
JPM	01/2025	25,400	3,754	225	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

01/2025	JPY	53,148	355	17	0
01/2025	$198	JPY	29,702	0	(10)
04/2025	DKK	10,000	$1,473	77	0
MBC	01/2025	AUD	3,992	2,515	44	0
01/2025	CAD	217	154	3	0
01/2025	DKK	6,500	954	51	0
01/2025	EUR	36,570	38,531	632	0
01/2025	TWD	43	1	0	0
01/2025	$594	AUD	913	0	(29)
01/2025	721	CAD	1,010	0	(18)
01/2025	3,958	EUR	3,776	0	(45)
04/2025	DKK	53,300	$7,868	427	0
04/2025	$1	TWD	42	0	0
RBC	02/2025	63	JPY	9,933	0	0
RYL	01/2025	CAD	21,780	$15,237	78	0
01/2025	$693	AUD	1,074	0	(28)
SCX	01/2025	TWD	23	$1	0	0
01/2025	$379	EUR	361	0	(5)
01/2025	2	TWD	65	0	0
02/2025	80	JPY	12,494	0	0
04/2025	1	TWD	23	0	0
SSB	01/2025	JPY	7,310,000	$49,398	2,830	0
TOR	01/2025	101,891	677	29	0
01/2025	$378	JPY	56,942	0	(16)
UAG	01/2025	JPY	60,152	$403	20	0

Total Forward Foreign Currency Contracts	$12,072	$(1,831)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	2.940%	03/24/2025	171,300	$1,112	$49
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.250	03/10/2025	1,400,000	0	49

Total Purchased Options	$1,112	$98

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CKL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.948%	03/24/2025	198,400	$(1,124)	$(459)
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.343	03/10/2025	154,000	0	(136)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	2,800	(8)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	2,800	(8)	(41)

Total Written Options	$(1,140)	$(636)

(f)

Securities with an aggregate market value of $671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Canada
Sovereign Issues	$0	$26,146	$0	$26,146
Denmark
Corporate Bonds & Notes	0	20,390	0	20,390
Supranational
Corporate Bonds & Notes	0	34,023	0	34,023
United Kingdom
Sovereign Issues	0	30,396	0	30,396
United States
Asset-Backed Securities	0	3,450	0	3,450
Non-Agency Mortgage-Backed Securities	0	8,279	0	8,279
U.S. Government Agencies	0	823	0	823
Short-Term Instruments
Repurchase Agreements	0	97,100	0	97,100
Japan Treasury Bills	0	107,780	0	107,780
U.S. Treasury Bills	0	4,333	0	4,333

	$0	$332,720	$0	$332,720
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,521	$0	$0	$157,521

Total Investments	$157,521	$332,720	$0	$490,241

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	101	917	0	1,018
Over the counter	0	12,170	0	12,170

	$101	$13,087	$0	$13,188
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(514)	(871)	0	(1,385)
Over the counter	0	(2,467)	0	(2,467)

	$(514)	$(3,338)	$0	$(3,852)

Total Financial Derivative Instruments	$(413)	$9,749	$0	$9,336

Totals	$157,108	$342,469	$0	$499,577

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~	$1,552	$1,553
Castlelake LP 2.950% due 05/13/2031 «~	5,600	5,159
Charter Communications Operating LLC 6.593% due 12/07/2030 ~	6,930	6,920

Total Loan Participations and Assignments (Cost $14,047)		13,632

CORPORATE BONDS & NOTES 85.9%
BANKING & FINANCE 46.4%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	5,061	4,849
4.450% due 04/03/2026	10,275	10,228
Agree LP 2.900% due 10/01/2030	1,000	887
AIA Group Ltd. 3.900% due 04/06/2028	540	525
Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,007
5.950% due 02/15/2029	2,471	2,525
6.500% due 07/18/2028	1,000	1,034
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	300	299
3.950% due 01/15/2028	300	292
Ally Financial, Inc.
5.543% due 01/17/2031 •	2,600	2,564
6.848% due 01/03/2030 •	1,500	1,556
6.992% due 06/13/2029 •	2,068	2,155
8.000% due 11/01/2031 (h)	6,050	6,697
American Assets Trust LP
3.375% due 02/01/2031	6,900	6,006
6.150% due 10/01/2034	3,000	2,985
American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,049
4.250% due 02/15/2028	962	939
4.900% due 02/15/2029	340	338
American Tower Corp.
1.300% due 09/15/2025	2,100	2,051
1.500% due 01/31/2028	1,000	903
2.700% due 04/15/2031	4,000	3,456
2.750% due 01/15/2027	8,800	8,454
3.950% due 03/15/2029	1,000	960
4.050% due 03/15/2032	15,100	14,014
Antares Holdings LP
2.750% due 01/15/2027	6,000	5,628
3.750% due 07/15/2027	6,100	5,777
3.950% due 07/15/2026	5,400	5,245
6.350% due 10/23/2029	3,500	3,474
6.500% due 02/08/2029	2,000	1,999
Aon North America, Inc. 5.150% due 03/01/2029	1,650	1,656
Apollo Debt Solutions BDC
6.700% due 07/29/2031	2,700	2,774
6.900% due 04/13/2029	1,700	1,760
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	881
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	96
Ares Management Corp. 6.375% due 11/10/2028	8,200	8,584
Ares Strategic Income Fund 5.700% due 03/15/2028	3,000	3,001
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028	6,000	6,228
Athene Global Funding 5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~	15,000	15,089
Aviation Capital Group LLC
1.950% due 01/30/2026	2,036	1,972
3.500% due 11/01/2027	9,876	9,448
4.125% due 08/01/2025	943	938

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.875% due 10/01/2025	1,500	1,499
5.375% due 07/15/2029	6,100	6,107
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	18,679	17,330
4.250% due 04/15/2026	1,573	1,555
4.950% due 01/15/2028	2,000	1,983
5.150% due 01/15/2030	1,000	981
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	1,000	1,000
7.883% due 11/15/2034 •	1,800	1,975
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,658
Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,960
5.294% due 08/18/2027	2,000	2,013
5.538% due 03/14/2030 •	1,000	1,005
6.607% due 11/07/2028 (h)	18,700	19,682
Bangkok Bank PCL 3.466% due 09/23/2036 •(f)	200	171
Bank of America Corp.
1.319% due 06/19/2026 •(h)	15,000	14,758
1.898% due 07/23/2031 •	2,000	1,683
1.922% due 10/24/2031 •	2,000	1,672
3.824% due 01/20/2028 •	3,000	2,940
5.753% (SOFRRATE + 1.350%) due 09/15/2027 ~	2,000	2,026
5.819% due 09/15/2029 •	6,845	7,016
Barclays PLC
2.645% due 06/24/2031 •	14,600	12,685
2.852% due 05/07/2026 •	1,000	992
4.375% due 01/12/2026	5,500	5,477
5.304% due 08/09/2026 •	325	326
5.501% due 08/09/2028 •	1,670	1,688
5.829% due 05/09/2027 •	1,679	1,697
6.224% due 05/09/2034 •	10,500	10,790
6.297% (SOFRRATE + 1.880%) due 09/13/2027 ~	20,000	20,302
6.490% due 09/13/2029 •	5,000	5,202
6.496% due 09/13/2027 •	3,260	3,340
7.385% due 11/02/2028 •	500	530
7.437% due 11/02/2033 •	1,400	1,541
BGC Group, Inc. 4.375% due 12/15/2025	6,200	6,144
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,415
2.500% due 01/10/2030	1,200	1,069
Blackstone Secured Lending Fund 5.875% due 11/15/2027	1,400	1,422
Blue Owl Finance LLC
3.125% due 06/10/2031	100	88
4.125% due 10/07/2051	2,300	1,685
BNP Paribas SA
2.159% due 09/15/2029 •	920	824
2.219% due 06/09/2026 •	11,400	11,255
2.871% due 04/19/2032 •	7,400	6,294
5.738% due 02/20/2035 •	7,600	7,627
7.375% due 09/10/2034 •(e)(f)	8,500	8,460
BPCE SA
1.652% due 10/06/2026 •	750	731
4.500% due 03/15/2025	3,700	3,694
5.716% due 01/18/2030 •	600	603
5.936% due 05/30/2035 •	2,491	2,470
5.975% due 01/18/2027 •	2,250	2,268
Brandywine Operating Partnership LP 3.950% due 11/15/2027	100	95
Brookfield Capital Finance LLC 6.087% due 06/14/2033	6,000	6,211
Brookfield Finance, Inc.
3.900% due 01/25/2028	1,598	1,556
5.675% due 01/15/2035	1,000	1,008
5.968% due 03/04/2054	450	455
CaixaBank SA 6.037% due 06/15/2035 •	1,800	1,818
Cantor Fitzgerald LP 7.200% due 12/12/2028	5,000	5,227
Capital One Financial Corp.
6.312% due 06/08/2029 •	3,000	3,099
6.377% due 06/08/2034 •	2,227	2,313
CI Financial Corp.
3.200% due 12/17/2030	1,127	959
4.100% due 06/15/2051	1,000	692
7.500% due 05/30/2029	800	838
Citibank NA 5.488% due 12/04/2026	6,000	6,091
Citigroup, Inc. 3.887% due 01/10/2028 •	2,500	2,451
Citizens Bank NA
2.250% due 04/28/2025	1,000	992

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.750% due 02/18/2026	1,170	1,156
CNA Financial Corp. 5.500% due 06/15/2033	5,600	5,653
Consumers Securitization Funding LLC 5.550% due 03/01/2028	3,848	3,876
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •	8,371	8,472
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	2,624
Crown Castle, Inc. 3.100% due 11/15/2029	4,000	3,642
Deutsche Bank AG
2.552% due 01/07/2028 •	1,716	1,633
3.547% due 09/18/2031 •	2,100	1,886
4.999% due 09/11/2030 •	3,600	3,520
5.706% due 02/08/2028 •	4,200	4,246
6.720% due 01/18/2029 •	4,607	4,785
7.146% due 07/13/2027 •	1,729	1,782
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	5,200	4,383
EPR Properties
3.750% due 08/15/2029	2,000	1,855
4.500% due 04/01/2025	3,500	3,492
4.500% due 06/01/2027	1,200	1,180
4.750% due 12/15/2026	8,200	8,137
4.950% due 04/15/2028	4,700	4,625
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,334
Essex Portfolio LP 3.000% due 01/15/2030	4,200	3,802
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,310
3.875% due 12/15/2027	2,274	2,223
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,199
6.000% due 12/07/2033	4,600	4,744
First American Financial Corp. 2.400% due 08/15/2031	2,268	1,868
FMR LLC
4.950% due 02/01/2033	1,600	1,564
5.150% due 02/01/2043	300	282
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	384
3.815% due 11/02/2027	6,595	6,321
4.125% due 08/17/2027	5,790	5,601
4.271% due 01/09/2027	3,330	3,264
4.389% due 01/08/2026	1,000	993
4.542% due 08/01/2026	4,765	4,715
4.950% due 05/28/2027	1,050	1,041
5.125% due 11/05/2026	8,016	8,008
5.800% due 03/05/2027	10,315	10,415
5.800% due 03/08/2029	5,340	5,344
5.850% due 05/17/2027	1,574	1,591
6.054% due 11/05/2031	1,400	1,389
6.800% due 05/12/2028	439	454
6.950% due 03/06/2026	1,889	1,923
6.950% due 06/10/2026	2,950	3,019
FS KKR Capital Corp.
2.625% due 01/15/2027	100	95
6.125% due 01/15/2030	5,700	5,698
6.875% due 08/15/2029	300	310
GA Global Funding Trust
1.625% due 01/15/2026	1,056	1,020
3.850% due 04/11/2025	2,000	1,994
5.500% due 01/08/2029	3,000	3,032
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	190
GLP Capital LP
3.250% due 01/15/2032	1,200	1,031
4.000% due 01/15/2030	2,700	2,517
4.000% due 01/15/2031	6,200	5,675
5.300% due 01/15/2029	2,800	2,791
5.375% due 04/15/2026	100	100
5.750% due 06/01/2028	1,200	1,212
6.750% due 12/01/2033	1,300	1,377
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	6,455	6,278
4.223% due 05/01/2029 •	460	448
5.955% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,020
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	615
6.484% due 10/24/2029 •	14,837	15,551
Golub Capital BDC, Inc. 2.050% due 02/15/2027	2,400	2,229
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	1,876

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

GoodmanU.S. Finance Three LLC 3.700% due 03/15/2028	15,600	14,889
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,295
Healthcare Realty Holdings LP 3.875% due 05/01/2025	160	159
Highwoods Realty LP
2.600% due 02/01/2031	1,000	835
3.050% due 02/15/2030	3,500	3,093
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,387
3.500% due 09/15/2030	1,700	1,541
5.500% due 04/15/2035	6,800	6,661
HPS Corporate Lending Fund 6.750% due 01/30/2029	1,400	1,439
HSBC Holdings PLC
2.099% due 06/04/2026 •	4,700	4,645
4.600% due 12/17/2030 •(e)(f)	600	532
4.700% due 03/09/2031 •(e)(f)	4,900	4,330
5.546% due 03/04/2030 •(h)	20,063	20,212
5.868% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,001
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	750
3.950% due 11/01/2027	4,329	3,762
4.650% due 04/01/2029	3,600	2,717
5.950% due 02/15/2028	1,000	854
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031	2,400	2,081
ING Groep NV
3.875% due 05/16/2027 •(e)(f)	200	182
4.017% due 03/28/2028 •	1,300	1,274
8.000% due 05/16/2030 •(e)(f)	2,700	2,836
Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,100	7,687
8.248% due 11/21/2033 •	3,700	4,152
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,594
2.300% due 11/15/2028	1,800	1,627
5.500% due 08/15/2033	1,000	995
JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	705
2.545% due 11/08/2032 •	7,000	5,906
2.580% due 04/22/2032 •	500	429
2.947% due 02/24/2028 •	515	495
3.509% due 01/23/2029 •	200	192
3.960% due 01/29/2027 •	10,700	10,620
4.851% due 07/25/2028 •	9,300	9,299
4.995% due 07/22/2030 •	5,100	5,079
5.299% due 07/24/2029 •	1,463	1,478
5.491% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	1,005
5.581% due 04/22/2030 •	5,000	5,100
6.070% due 10/22/2027 •	10,600	10,851
6.087% due 10/23/2029 •	8,300	8,611
JPMorgan Chase Bank NA 5.110% due 12/08/2026	5,000	5,054
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,626
4.375% due 10/01/2025	4,300	4,281
Lazard Group LLC 6.000% due 03/15/2031	5,000	5,136
Lloyds Bank PLC 0.000% due 04/02/2032 þ	1,000	661
Lloyds Banking Group PLC
3.750% due 01/11/2027	12,600	12,321
4.375% due 03/22/2028	700	684
5.985% due 08/07/2027 •	1,737	1,763
8.000% due 09/27/2029 •(e)(f)	2,300	2,394
Loews Corp. 3.200% due 05/15/2030	1,900	1,749
LXP Industrial Trust 2.700% due 09/15/2030	2,400	2,081
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	596
Mitsubishi UFJ Financial Group, Inc. 1.412% due 07/17/2025	12,000	11,791
Mizuho Financial Group, Inc.
2.839% due 09/13/2026	3,946	3,833
2.869% due 09/13/2030 •	800	724
5.594% due 07/10/2035 •	2,000	2,021
Morgan Stanley
5.320% due 07/19/2035 •	2,500	2,460
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,503
5.656% due 04/18/2030 •	4,000	4,073
6.407% due 11/01/2029 •	3,000	3,135
Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	2,000	1,972

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.150% due 05/17/2029	1,000	1,006
Mutual of Omaha Cos. Global Funding 5.350% due 04/09/2027	2,000	2,017
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,235
Nationwide Building Society 4.302% due 03/08/2029 •	11,599	11,272
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	1,396
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	128
NatWest Group PLC
5.076% due 01/27/2030 •	20,035	19,844
7.300% due 11/19/2034 •(e)(f)	4,500	4,443
8.125% due 11/10/2033 •(e)(f)	1,000	1,068
NatWest Markets PLC 5.158% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,105
Neuberger Berman Group LLC 4.500% due 03/15/2027	884	868
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	169
6.250% due 09/13/2053 •	2,000	2,072
Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	7,998
2.679% due 07/16/2030	5,000	4,354
3.103% due 01/16/2030	3,200	2,889
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/2059	2,000	1,340
Omega Healthcare Investors, Inc. 4.500% due 04/01/2027	3,657	3,614
Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,344
5.062% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,706
Pacific Life Insurance Co. 9.250% due 06/15/2039	600	798
Pacific LifeCorp 3.350% due 09/15/2050	1,000	667
Piedmont Operating Partnership LP 6.875% due 07/15/2029	3,400	3,495
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,473
1.737% due 09/21/2030	4,800	4,052
4.772% due 12/09/2029	12,500	12,386
Rayonier LP 2.750% due 05/17/2031	4,873	4,142
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	168
RGA Global Funding
5.500% due 01/11/2031	1,000	1,011
6.000% due 11/21/2028	4,000	4,128
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,982
3.450% due 06/02/2025	6,500	6,462
5.353% due 09/06/2030 •	2,400	2,373
5.807% due 09/09/2026 •	500	503
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	3,500	3,318
6.833% due 11/21/2026 •	2,700	2,739
SBA Tower Trust 1.631% due 05/15/2051	15,600	14,629
Sixth Street Lending Partners 6.500% due 03/11/2029	3,500	3,550
Standard Chartered PLC 6.170% due 01/09/2027 •	5,000	5,050
Store Capital LLC 2.750% due 11/18/2030	1,000	864
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	8,418	7,553
5.859% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,142
6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,858
6.600% due 06/05/2034 •(e)(f)	2,000	2,059
Sun Communities Operating LP
2.700% due 07/15/2031	100	84
4.200% due 04/15/2032	1,900	1,736
Teachers Insurance & Annuity Association of America 4.270% due 05/15/2047	3,000	2,409
Ter Finance Jersey Ltd. 0.010% due 01/02/2025 «	4,000	3,999
Toronto-Dominion Bank 4.994% due 04/05/2029	200	200
Trust Fibra Uno 4.869% due 01/15/2030 (h)	4,500	4,080
Trustage Financial Group, Inc. 4.625% due 04/15/2032	9,600	8,796
UBS AG 7.500% due 02/15/2028 (h)	20,100	21,529

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

UBSGroup AG
1.305% due 02/02/2027 •	3,800	3,653
2.193% due 06/05/2026 •	2,000	1,977
3.091% due 05/14/2032 •	11,600	10,094
3.750% due 03/26/2025	12,000	11,965
3.869% due 01/12/2029 •	2,200	2,119
4.282% due 01/09/2028 (h)	7,000	6,847
4.375% due 02/10/2031 •(e)(f)	1,700	1,462
4.550% due 04/17/2026	600	598
4.875% due 02/12/2027 •(e)(f)	1,400	1,337
5.379% due 09/06/2045 •	1,927	1,837
5.617% due 09/13/2030 •	6,600	6,707
5.699% due 02/08/2035 •	4,766	4,799
5.959% due 01/12/2034 •(h)	21,100	21,583
6.301% due 09/22/2034 •	7,600	7,955
6.537% due 08/12/2033 •	550	583
6.850% due 09/10/2029 •(e)(f)	1,000	992
9.250% due 11/13/2033 •(e)(f)	5,300	6,086
UniCredit SpA 5.459% due 06/30/2035 •	4,600	4,446
Unum Group 3.875% due 11/05/2025	4,760	4,723
VICI Properties LP
3.875% due 02/15/2029	7,100	6,695
5.125% due 05/15/2032	1,600	1,559
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,000	1,884
2.879% due 10/30/2030 •	2,000	1,805
3.526% due 03/24/2028 •	3,000	2,911
5.211% due 12/03/2035 •	11,500	11,194
5.389% due 04/24/2034 •	4,000	3,957
5.574% due 07/25/2029 •	5,300	5,382
5.676% (SOFRRATE + 1.070%) due 04/22/2028 ~	1,700	1,715
5.707% due 04/22/2028 •	2,000	2,033
6.303% due 10/23/2029 •	6,800	7,079
Wells Fargo Bank NA 5.450% due 08/07/2026	1,000	1,013
Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,380
4.750% due 05/15/2026	4,100	4,103
WP Carey, Inc. 4.000% due 02/01/2025	1,600	1,598

		1,238,887

INDUSTRIALS 27.2%
AbbVie, Inc. 3.200% due 11/21/2029	3,480	3,232
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026	1,600	1,472
Air Canada Pass-Through Trust 3.300% due 07/15/2031	4,018	3,725
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	4,839	4,806
Alcon Finance Corp. 2.600% due 05/27/2030	7,700	6,806
Allegion PLC 3.500% due 10/01/2029	3,000	2,805
American Airlines Pass-Through Trust
2.875% due 01/11/2036	89	78
3.000% due 04/15/2030	4,047	3,781
3.150% due 08/15/2033	4,256	3,860
3.200% due 12/15/2029	1,681	1,590
3.350% due 04/15/2031	5,963	5,597
3.375% due 11/01/2028	630	602
3.575% due 07/15/2029	2,725	2,624
3.600% due 03/22/2029	4,532	4,383
3.700% due 04/01/2028	362	352
Amgen, Inc.
4.050% due 08/18/2029	500	482
5.250% due 03/02/2030	6,400	6,461
5.600% due 03/02/2043	2,100	2,043
5.650% due 03/02/2053 (h)	6,500	6,263
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	3,845
BAE Systems PLC 3.400% due 04/15/2030	800	738
Bayer U.S. Finance LLC
4.250% due 12/15/2025	8,500	8,447
4.375% due 12/15/2028	11,100	10,681
6.125% due 11/21/2026	10,800	11,011
6.375% due 11/21/2030	9,567	9,846
6.500% due 11/21/2033	19,600	19,950
Berry Global, Inc. 4.875% due 07/15/2026	6,700	6,678

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

BoeingCo.
2.196% due 02/04/2026	24,300	23,580
3.250% due 02/01/2028	6,200	5,840
5.705% due 05/01/2040	4,500	4,287
5.805% due 05/01/2050	6,200	5,776
5.930% due 05/01/2060	14,000	12,985
6.259% due 05/01/2027	13,000	13,313
6.388% due 05/01/2031	8,000	8,368
6.528% due 05/01/2034	9,000	9,433
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,409
5.950% due 08/04/2033	1,000	1,024
Boston Scientific Corp. 6.500% due 11/15/2035	3,000	3,306
British Airways Pass-Through Trust
2.900% due 09/15/2036	86	76
3.300% due 06/15/2034	78	72
3.350% due 12/15/2030	2,821	2,661
3.800% due 03/20/2033	1,174	1,126
4.125% due 03/20/2033	1,467	1,379
4.250% due 05/15/2034	232	220
Broadcom, Inc.
2.450% due 02/15/2031	33,758	29,126
2.600% due 02/15/2033	9,200	7,609
3.419% due 04/15/2033	7,343	6,431
3.469% due 04/15/2034	20,567	17,834
4.150% due 11/15/2030	4,281	4,098
4.926% due 05/15/2037	13,049	12,419
Cameron LNG LLC 3.402% due 01/15/2038	100	83
CDW LLC 2.670% due 12/01/2026	2,500	2,400
Celanese U.S. Holdings LLC 6.600% due 11/15/2028	1,000	1,025
Centene Corp.
2.450% due 07/15/2028	1,000	901
2.500% due 03/01/2031	2,000	1,656
2.625% due 08/01/2031	1,600	1,319
3.000% due 10/15/2030	3,625	3,130
4.250% due 12/15/2027	400	388
CGI, Inc. 1.450% due 09/14/2026	9,500	8,994
Charter Communications Operating LLC 3.900% due 06/01/2052	6,000	3,864
Conagra Brands, Inc. 4.850% due 11/01/2028	1,160	1,155
ConocoPhillips Co. 4.700% due 01/15/2030	3,900	3,858
Constellation Brands, Inc. 2.250% due 08/01/2031	100	83
Cox Communications, Inc. 1.800% due 10/01/2030	4,400	3,628
CVS Health Corp. 5.250% due 01/30/2031	1,900	1,856
CVS Pass-Through Trust 7.507% due 01/10/2032	1,083	1,141
DAE Funding LLC
2.625% due 03/20/2025	4,200	4,169
3.375% due 03/20/2028	400	374
DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,240
5.375% due 07/15/2025	7,000	7,014
Delta Air Lines, Inc.
3.750% due 10/28/2029	5,000	4,682
7.375% due 01/15/2026	1,104	1,129
Ecopetrol SA 4.625% due 11/02/2031	100	83
Edwards Lifesciences Corp. 4.300% due 06/15/2028	970	950
Elevance Health, Inc. 2.250% due 05/15/2030	10,124	8,799
Energy Transfer LP
3.900% due 07/15/2026	900	889
4.950% due 05/15/2028	900	899
5.550% due 02/15/2028	600	610
5.950% due 12/01/2025	1,100	1,108
6.050% due 12/01/2026	6,900	7,052
Eni SpA 5.500% due 05/15/2034	2,000	1,978
Equifax, Inc. 5.100% due 06/01/2028	3,000	3,015
Expedia Group, Inc. 3.800% due 02/15/2028	500	483
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,000

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

FlexIntermediate Holdco LLC 3.363% due 06/30/2031	9,700	8,293
Flex Ltd. 4.875% due 06/15/2029	100	98
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	2,000	1,883
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038	1,900	1,908
HCA, Inc.
3.500% due 09/01/2030	16,400	14,901
5.500% due 06/01/2033	6,800	6,730
5.625% due 09/01/2028	1,000	1,014
Huntington Ingalls Industries, Inc. 5.749% due 01/15/2035	5,000	4,990
Hyatt Hotels Corp. 5.750% due 04/23/2030	7,100	7,256
Hyundai Capital America
1.500% due 06/15/2026	2,000	1,905
5.688% due 08/04/2025 •	4,000	4,016
6.000% due 07/11/2025	4,000	4,027
Icon Investments Six DAC 5.809% due 05/08/2027	3,178	3,232
Imperial Brands Finance PLC 4.250% due 07/21/2025	430	428
Infor, Inc. 1.750% due 07/15/2025	3,800	3,730
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,998	1,739
Keurig Dr Pepper, Inc. 5.050% due 03/15/2029	2,000	2,007
Kinder Morgan, Inc. 8.050% due 10/15/2030	6,500	7,334
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,177
3.500% due 08/18/2026	4,250	4,142
5.900% due 06/01/2027	16,000	16,236
Marriott International, Inc.
4.625% due 06/15/2030	3,900	3,830
5.550% due 10/15/2028	3,800	3,884
Mattel, Inc. 3.375% due 04/01/2026	1,000	980
MSCI, Inc. 3.625% due 11/01/2031	2,900	2,607
Netflix, Inc. 5.375% due 11/15/2029	3,525	3,595
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	4,050	3,901
Norfolk Southern Corp. 4.100% due 05/15/2121	100	69
Northern Star Resources Ltd. 6.125% due 04/11/2033	1,000	1,024
Northrop Grumman Corp. 3.250% due 01/15/2028	643	615
Northwest Pipeline LLC 4.000% due 04/01/2027	3,500	3,437
NVR, Inc. 3.000% due 05/15/2030	2,760	2,492
NXP BV
4.300% due 06/18/2029	500	486
5.550% due 12/01/2028	600	610
Occidental Petroleum Corp. 5.200% due 08/01/2029	1,500	1,489
Oracle Corp. 3.250% due 11/15/2027	2,800	2,693
Ovintiv, Inc.
5.650% due 05/15/2028	600	609
6.250% due 07/15/2033	1,000	1,025
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	2,500	2,495
Prosus NV 3.680% due 01/21/2030	1,700	1,535
RELX Capital, Inc. 4.750% due 05/20/2032	800	781
Rolls-Royce PLC 5.750% due 10/15/2027	250	254
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	14,000	13,570
5.625% due 03/01/2025	550	550
5.875% due 06/30/2026	8,000	8,080
Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,082
4.125% due 09/14/2027	2,200	2,131
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,300
Southern Co.
3.700% due 04/30/2030	2,500	2,349

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.850% due 03/15/2035	2,000	1,909
5.500% due 03/15/2029	1,100	1,123
Spectra Energy Partners LP 3.375% due 10/15/2026	3,500	3,420
Spirit AeroSystems, Inc. 3.850% due 06/15/2026	200	195
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,530	2,220
4.100% due 10/01/2029	103	96
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	69	69
Stryker Corp.
4.250% due 09/11/2029	2,500	2,433
4.850% due 12/08/2028	4,000	4,012
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,311
2.400% due 03/15/2029	2,889	2,603
2.700% due 03/15/2032	7,900	6,691
3.875% due 04/15/2030	14,000	13,181
4.800% due 07/15/2028	3,141	3,125
4.950% due 03/15/2028	3,034	3,036
5.750% due 01/15/2054	2,000	1,953
Targa Resources Corp. 6.125% due 03/15/2033	6,700	6,911
TD SYNNEX Corp.
1.750% due 08/09/2026	7,225	6,865
2.375% due 08/09/2028	100	91
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,485
Textron, Inc. 3.375% due 03/01/2028	1,500	1,428
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	1,523	1,508
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,101	2,747
2.875% due 04/07/2030	581	543
2.900% due 11/01/2029	2,652	2,435
3.500% due 09/01/2031	1,333	1,247
4.000% due 10/11/2027	578	572
4.150% due 02/25/2033	1,293	1,237
4.300% due 02/15/2027	604	601
5.450% due 08/15/2038	1,600	1,608
5.800% due 07/15/2037	6,844	7,004
5.875% due 04/15/2029	9,372	9,580
United Rentals North America, Inc. 3.875% due 11/15/2027	1,700	1,630
VMware, Inc.
1.400% due 08/15/2026	532	504
4.700% due 05/15/2030	2,798	2,739
Volkswagen Group of America Finance LLC 5.250% due 03/22/2029	4,565	4,518
Warnermedia Holdings, Inc. 6.412% due 03/15/2026	1,980	1,981
Weir Group PLC 2.200% due 05/13/2026	20,300	19,532
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	3,677	3,648
4.700% due 09/15/2028	8,003	7,932
Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,297
3.700% due 09/15/2026	2,500	2,453
5.100% due 09/12/2034	6,000	5,712
Yara International ASA 3.800% due 06/06/2026	3,600	3,543

		724,732

UTILITIES 12.3%
AES Corp.
3.300% due 07/15/2025	2,000	1,984
3.950% due 07/15/2030	3,700	3,413
5.450% due 06/01/2028	13,000	13,075
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	1,869
Black Hills Corp.
2.500% due 06/15/2030	2,200	1,921
6.150% due 05/15/2034	2,700	2,808
DTE Energy Co. 5.100% due 03/01/2029	1,258	1,262
Duke Energy Corp. 3.250% due 01/15/2082 •	1,002	936
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	4,000	4,027
Electricite de France SA
6.950% due 01/26/2039	1,400	1,529
9.125% due 03/15/2033 •(e)	1,200	1,357

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

EnelFinance International NV
1.625% due 07/12/2026	7,200	6,869
5.125% due 06/26/2029	6,967	6,963
Entergy Corp.
1.900% due 06/15/2028	9,900	8,947
3.750% due 06/15/2050	2,900	2,060
Fells Point Funding Trust 3.046% due 01/31/2027	3,400	3,271
FirstEnergy Transmission LLC 2.866% due 09/15/2028	7,000	6,490
FORESEA Holding SA 7.500% due 06/15/2030	266	256
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029	6,500	3,347
Georgia Power Co. 5.004% due 02/23/2027	1,455	1,467
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	3,787	3,573
Jersey Central Power & Light Co. 4.300% due 01/15/2026	8,684	8,644
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	1,200	1,178
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	130
NextEra Energy Capital Holdings, Inc. 4.900% due 02/28/2028	1,100	1,102
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	5,000	4,844
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,216
ONEOK, Inc.
4.250% due 09/24/2027	18,076	17,816
4.550% due 07/15/2028	900	887
5.050% due 11/01/2034	10,000	9,570
6.000% due 06/15/2035	100	103
6.050% due 09/01/2033	11,500	11,840
Pacific Gas & Electric Co.
2.950% due 03/01/2026	3,800	3,717
3.000% due 06/15/2028	9,500	8,905
3.150% due 01/01/2026	3,400	3,342
3.250% due 06/01/2031	3,500	3,108
3.300% due 12/01/2027	1,500	1,434
3.450% due 07/01/2025	9,765	9,691
3.500% due 06/15/2025	20,300	20,160
3.750% due 07/01/2028	3,015	2,887
4.200% due 03/01/2029	10,000	9,671
4.500% due 12/15/2041	4,969	4,069
4.550% due 07/01/2030	503	487
4.950% due 06/08/2025	3,400	3,402
4.950% due 07/01/2050	600	522
5.450% due 06/15/2027	2,500	2,531
5.550% due 05/15/2029	11,000	11,185
5.800% due 05/15/2034	11,700	11,971
5.900% due 10/01/2054	2,600	2,568
6.100% due 01/15/2029	1,100	1,139
6.750% due 01/15/2053	7,500	8,181
6.950% due 03/15/2034	30,200	33,095
PacifiCorp
4.150% due 02/15/2050	1,700	1,314
5.300% due 02/15/2031	2,600	2,624
5.450% due 02/15/2034	5,200	5,170
5.800% due 01/15/2055	1,174	1,142
Public Service Co. of Oklahoma 2.200% due 08/15/2031	544	451
Rio Oil Finance Trust 9.750% due 01/06/2027	145	150
Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,827
3.900% due 12/01/2041	400	313
4.875% due 03/01/2049	4,277	3,743
5.650% due 10/01/2028	1,700	1,741
5.850% due 11/01/2027	5,700	5,865
6.650% due 04/01/2029	4,500	4,752
Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,141
5.200% due 06/01/2033	6,200	6,172
Spire, Inc. 5.300% due 03/01/2026	2,500	2,513
System Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,212
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	400	398
Verizon Communications, Inc.
2.100% due 03/22/2028	2,828	2,601
4.329% due 09/21/2028	2,978	2,918

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

VistraOperations Co. LLC 6.950% due 10/15/2033	952	1,027
Xcel Energy, Inc. 3.400% due 06/01/2030	886	814

		326,707

Total Corporate Bonds & Notes (Cost $2,352,185)		2,290,326

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,030

Total Convertible Bonds & Notes (Cost $1,247)		1,030

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	112
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	117
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	324
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	353

		906

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,144	8,747

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	642

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	306

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	270	273

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 8.084% due 02/15/2050	6,210	7,838

Total Municipal Bonds & Notes (Cost $21,899)		18,712

U.S. GOVERNMENT AGENCIES 16.4%
Ginnie Mae 8.500% due 08/15/2030	2	2
Ginnie Mae, TBA 4.000% due 01/01/2055	30,800	28,371
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,655	2,380
4.000% due 08/01/2049	900	834
4.500% due 10/01/2052 - 01/01/2053	26,471	24,949
5.500% due 08/01/2054 - 01/01/2055	15,505	15,309
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	20,310	17,254
4.000% due 02/01/2055 - 03/01/2055	103,240	94,401
5.000% due 01/01/2055	21,000	20,270
5.500% due 02/01/2055	92,600	91,315
6.000% due 02/01/2055	136,500	137,023
6.500% due 02/01/2055	5,900	6,017

Total U.S. Government Agencies (Cost $439,506)		438,125

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Inflation Protected Securities(d)
0.750% due 02/15/2045 (j)	15,550	11,278
1.500% due 02/15/2053 (j)(m)	8,814	7,066

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $21,713)		18,344

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
245 Park Avenue Trust 3.508% due 06/05/2037	3,100	2,961
Atrium Hotel Portfolio Trust 5.625% due 12/15/2036 •	2,204	2,156
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	3,659	3,243
COLT Mortgage Loan Trust 4.550% due 04/25/2067 ~	6,077	5,934
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	794	750
5.912% due 07/15/2038 •	1,000	893
DC Office Trust 2.965% due 09/15/2045	10,500	9,160
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,773
4.994% due 04/15/2037 •	976	956
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	189	182
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,998	3,817
6.864% due 10/25/2063 þ	1,686	1,705
PRKCM Trust 7.225% due 11/25/2058 þ	820	836
PRPM LLC 6.250% due 08/25/2068 þ	414	417
Structured Asset Mortgage Investments Trust 5.181% due 03/19/2034 •	178	166
Verus Securitization Trust
6.193% due 03/25/2068 þ	1,377	1,386
6.876% due 11/25/2068 ~	852	864
7.070% due 10/25/2068 þ	371	378
VNDO Mortgage Trust 3.805% due 01/10/2035	200	194

Total Non-Agency Mortgage-Backed Securities (Cost $38,686)		37,771

ASSET-BACKED SECURITIES 1.8%
AUTOMOBILE SEQUENTIAL 0.1%
FHF Trust 6.570% due 06/15/2028	1,503	1,522

CMBS OTHER 0.1%
BPCRE Ltd. 6.775% due 01/16/2037 •	628	633
MF1 LLC 6.103% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 5.716% due 02/19/2037 •	2,760	2,760

		4,396

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.862% due 11/26/2036 •	107	105

OTHER ABS 1.6%
37 Capital CLO Ltd. 6.456% due 01/15/2034 •	8,000	8,018
American Money Management Corp. CLO Ltd. 5.733% due 11/10/2030 •	228	228
Bain Capital Credit CLO Ltd. 5.485% due 10/21/2034 •	1,700	1,700
Barings Loan Partners CLO Ltd. 6.137% due 07/20/2033 •	1,000	1,002
Betony CLO Ltd. 5.931% due 04/30/2031 •	586	587
CIFC Funding Ltd.
5.829% due 04/20/2030 •	585	586
6.003% due 01/22/2031 •	554	555
Dewolf Park CLO Ltd. 5.838% due 10/15/2030 •	855	856
GoldenTree Loan Management U.S. CLO Ltd. 6.287% due 01/20/2034 •	3,300	3,307
KKR CLO Ltd.
5.918% due 04/15/2031 •	939	940
6.087% due 02/09/2035 •	1,000	1,004
Magnetite Ltd. 6.087% due 01/25/2032 •	787	789

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

OctagonInvestment Partners Ltd. 5.849% due 07/19/2030 •	402	402
Rad CLO Ltd. 6.216% due 01/25/2033 •	6,600	6,613
Sound Point CLO Ltd. 6.088% due 07/15/2034 •	2,000	2,004
Start Ltd. 4.089% due 03/15/2044	392	385
Symphony CLO Ltd. 5.826% due 01/23/2032 •	871	874
Trinitas CLO Ltd. 5.996% due 04/25/2033 •	9,000	9,010
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,123

		42,983

Total Asset-Backed Securities (Cost $48,849)		49,006

SOVEREIGN ISSUES 0.7%
Israel Government International Bond 5.375% due 03/12/2029	4,100	4,092
Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,406
4.875% due 07/18/2033	1,600	1,551
South Africa Government International Bond 4.850% due 09/30/2029	6,000	5,595

Total Sovereign Issues (Cost $20,907)		18,644

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNEQ Holdings, Inc.«(a)(g)	2,033	8

INDUSTRIALS 0.0%
Forsea Holding SA«	25,822	649

Total Common Stocks (Cost $556)		657

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co. 7.500%	13,190	15,753

Total Convertible Preferred Securities (Cost $10,405)		15,753

PREFERRED SECURITIES 4.1%
BANKING & FINANCE 4.0%
AGFC Capital Trust 6.668% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	2,182
American Express Co. 3.550% due 09/15/2026 •(e)	2,000,000	1,915
Bank of America Corp. 5.875% due 03/15/2028 •(e)	14,085,000	14,123
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)	3,250,000	3,101
Charles Schwab Corp. 4.000% due 12/01/2030 •(e)	10,100,000	8,718
Citigroup, Inc.
3.875% due 02/18/2026 •(e)	12,500,000	12,129
7.200% due 05/15/2029 •(e)	2,800,000	2,911
CoBank ACB
4.250% due 01/01/2027 •(e)	4,200,000	4,011
6.200% (US0003M + 3.744%) due 01/01/2025 ~(e)	30,000	3,011
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	2,000,000	1,906
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	3,000,000	2,965
7.500% due 02/10/2029 •(e)	2,500,000	2,635
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(e)	2,500,000	2,431
4.000% due 04/01/2025 •(e)(h)	11,000,000	10,932
4.200% due 09/01/2026 (e)	250,000	4,723
4.600% due 02/01/2025 •(e)	1,792,000	1,788
4.625% due 06/01/2026 (e)	110,000	2,291
6.875% due 06/01/2029 •(e)	3,300,000	3,471

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

USBCapital Ltd. 5.938% due 01/31/2025 •(e)	14,250,000	12,348
Wells Fargo & Co.
6.850% due 09/15/2029 •(e)	6,500,000	6,706
7.625% due 09/15/2028 •(e)	1,400,000	1,487

		105,784

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (b)	228,000	5
11.000% due 11/07/2032	2,317	1,158

		1,163

UTILITIES 0.0%
Sempra Energy 4.875% due 10/15/2025 •(e)	1,000,000	992

Total Preferred Securities (Cost $119,514)		107,939

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.355% due 03/13/2025 (b)(c)	$227	225

Total Short-Term Instruments (Cost $225)		225

Total Investments in Securities (Cost $3,089,739)		3,010,164

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	6,532,431	63,606

Total Short-Term Instruments (Cost $63,592)		63,606

Total Investments in Affiliates (Cost $63,592)		63,606

Total Investments 115.2% (Cost $3,153,331)		$3,073,770
Financial Derivative Instruments(i)(k)0.0%(Cost or Premiums, net $7,085)		278
Other Assets and Liabilities, net (15.2)%		(406,415)

Net Assets 100.0%		$2,667,633

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is not accruing income as of the date of this report.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
(d)				Principal amount of security is adjusted for inflation.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Contingent convertible security.
(g)				RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNEQ Holdings, Inc.			04/26/2022	$40	$8	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.400%		12/20/2024	TBD(2)	$(24,356)	$(24,394)
NOM	3.250		12/20/2024	TBD(2)	(4,048)	(4,053)
TDM	4.510		12/20/2024	TBD(2)	(19,475)	(19,507)
	4.520		12/20/2024	TBD(2)	(65,010)	(65,116)

Total Reverse Repurchase Agreements						$(113,070)

(h)				Securities with an aggregate market value of $116,721 and cash of $299 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(46,354) at a weighted average interest rate of 5.019%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(i)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	306	$73,467	$(11)	$0	$(12)
3-Month SOFR Active Contract June Futures	09/2027	306	73,448	(44)	0	(15)
3-Month SOFR Active Contract March Futures	06/2027	306	73,459	(29)	0	(12)
3-Month SOFR Active Contract September Futures	12/2027	306	73,440	(62)	0	(19)

				$(146)	$0	$(58)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

SHORTFUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2025	1,216	$(138,434)	$3,301		$304	$0

Total Futures Contracts							$3,155		$304	$(58)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	(1.000)%	Quarterly	06/20/2029	1.012%	$1,200	$17	$(17)	$0	$1	$0
Citigroup, Inc.	(1.000)	Quarterly	12/20/2032	0.753	5,000	203	(287)	(84)	0	(2)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.603	7,500	161	(362)	(201)	0	0

						$381	$(666)	$(285)	$1	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.411%	$5,000	$1,022	$(685)	$337	$0	$(1)
AES Corp.	5.000	Quarterly	12/20/2028	0.877	1,000	124	27	151	0	0
AES Corp.	5.000	Quarterly	12/20/2029	1.117	3,000	540	(22)	518	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.353	2,500	(15)	61	46	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.262	1,770	(45)	52	7	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	8,500	164	(83)	81	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	16,800	(91)	368	277	0	(8)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	9,600	115	6	121	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.564	800	(6)	11	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	17,300	(84)	216	132	1	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	400	(7)	6	(1)	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.258	5,700	37	5	42	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.206	2,200	313	(8)	305	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	61,400	473	328	801	0	(18)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	7,800	92	41	133	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2026	0.319	3,710	701	(364)	337	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	6,450	811	98	909	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2026	0.349	4,200	867	(488)	379	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.274	2,600	59	(31)	28	0	(1)

						$5,070	$(462)	$4,608	$5	$(33)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790%	Annual	10/31/2031	$36,000	$(43)	$555	$512	$35	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	28,600	21	524	545	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	224	125	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	2,900	(9)	26	17	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,720	(7)	45	38	3	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.825	Annual	08/15/2034	60,300	931	171	1,102	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	3,700	(13)	174	161	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	3,000	(11)	150	139	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	4,000	(15)	198	183	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	3,000	(12)	138	126	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	3,000	(13)	216	203	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040	27,400	0	2,631	2,631	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	31,200	1,232	1,416	2,648	35	0

$1,962	$6,468	$8,430	$275	$0

Total Swap Agreements	$7,413	$5,340	$12,753	$281	$(35)

(j)

Securities with an aggregate market value of $9,039 and cash of $75,210 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,100	$(3)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,100	(3)	(6)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	2,000	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	2,000	(5)	(38)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,200	(3)	(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	1,900	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	2,000	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	1,900	(6)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	2,000	(5)	(29)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	1,900	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	1,900	(5)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	2,000	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	2,000	(5)	(13)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	2,000	(6)	(3)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	4,000	(12)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	2,000	(6)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	4,000	(12)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	2,000	(7)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	2,000	(7)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	1,800	(6)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	1,800	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	2,000	(7)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	2,000	(7)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	2,000	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	2,000	(6)	(23)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,100	(3)	(20)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,100	(3)	(12)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	2,900	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	2,900	(8)	(47)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	2,900	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	2,900	(8)	(24)

Total Written Options	$(197)	$(326)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.220%	$1,400	$30	$(19)	$11	$0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.975	1,100	(12)	13	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	200	(1)	2	1	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	0.625	11,400	(145)	230	85	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.167	1,400	0	6	6	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	500	1	2	3	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	1,200	(4)	9	5	0

Total Swap Agreements	$(131)	$243	$112	$0

(m)

Securities with an aggregate market value of $302 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

FAIRVALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,473	$5,159	$13,632
Corporate Bonds & Notes
Banking & Finance	0	1,234,888	3,999	1,238,887
Industrials	0	724,732	0	724,732
Utilities	0	326,707	0	326,707
Convertible Bonds & Notes
Industrials	0	1,030	0	1,030
Municipal Bonds & Notes
California	0	906	0	906
Georgia	0	8,747	0	8,747
Illinois	0	642	0	642
Massachusetts	0	306	0	306
New York	0	273	0	273
Ohio	0	7,838	0	7,838
U.S. Government Agencies	0	438,125	0	438,125
U.S. Treasury Obligations	0	18,344	0	18,344
Non-Agency Mortgage-Backed Securities	0	37,771	0	37,771
Asset-Backed Securities
Automobile Sequential	0	1,522	0	1,522
CMBS Other	0	4,396	0	4,396
Home Equity Sequential	0	105	0	105
Other ABS	0	42,983	0	42,983
Sovereign Issues	0	18,644	0	18,644
Common Stocks
Financials	0	0	8	8
Industrials	0	0	649	649
Convertible Preferred Securities
Banking & Finance	15,753	0	0	15,753
Preferred Securities
Banking & Finance	7,014	98,770	0	105,784
Industrials	0	1,163	0	1,163
Utilities	0	992	0	992
Short-Term Instruments
U.S. Treasury Bills	0	225	0	225

	$22,767	$2,977,582	$9,815	$3,010,164
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,606	$0	$0	$63,606

Total Investments	$86,373	$2,977,582	$9,815	$3,073,770

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	585	0	585
Over the counter	0	112	0	112

	$0	$697	$0	$697
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(93)	0	(93)
Over the counter	0	(326)	0	(326)

	$0	$(419)	$0	$(419)

Total Financial Derivative Instruments	$0	$278	$0	$278

Totals	$86,373	$2,977,860	$9,815	$3,074,048

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Asplundh Tree Expert LLC 6.107% due 05/23/2031 ~		$1,093	$1,096
Avolon TLB Borrower 1 U.S. LLC 6.120% due 06/24/2030 ~		3,686	3,688
Broadcom, Inc. 5.463% due 08/14/2026 «~		3,249	3,241
Castlelake LP 2.950% due 05/13/2031 «~		33,120	30,512
Charter Communications Operating LLC 6.781% due 12/15/2031 ~		55,203	55,149
Delos Aircraft DAC 6.079% due 10/31/2027 ~		10,121	10,178
Project Alpha Intermediate Holding, Inc. 5.301% (EUR003M + 4.500%) due 07/15/2025 «~(i)	EUR	5,500	5,697
Project Hudson II 7.730% due 05/29/2026 «		$12,500	12,687
Setanta Aircraft Leasing DAC 6.079% due 11/05/2028 ~		12,500	12,567
SkyMiles IP Ltd. 8.367% due 10/20/2027 ~		8,021	8,175
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~		4,677	4,694
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		1,946	1,918

Total Loan Participations and Assignments (Cost $151,902)			149,602

CORPORATE BONDS & NOTES 80.5%
BANKING & FINANCE 29.0%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		103,000	100,284
AerCap Ireland Capital DAC
3.000% due 10/29/2028		16,751	15,518
3.875% due 01/23/2028		150	145
4.625% due 10/15/2027		16,500	16,400
AIA Group Ltd.
3.200% due 09/16/2040		3,900	2,911
3.900% due 04/06/2028		2,200	2,139
Aircastle Ltd.
2.850% due 01/26/2028		11,500	10,707
6.500% due 07/18/2028		2,088	2,159
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		8,600	6,859
4.000% due 02/01/2050		8,000	5,960
4.850% due 04/15/2049		900	774
Alleghany Corp. 4.900% due 09/15/2044		5,400	4,979
Ally Financial, Inc.
6.700% due 02/14/2033 (j)		6,200	6,253
6.848% due 01/03/2030 •		5,100	5,289
6.992% due 06/13/2029 •		11,000	11,464
8.000% due 11/01/2031		13,125	14,525
American Assets Trust LP
3.375% due 02/01/2031		30,500	26,550
6.150% due 10/01/2034		8,800	8,757
American Financial Group, Inc. 4.500% due 06/15/2047		40,300	33,471
American Homes 4 Rent LP
2.375% due 07/15/2031		700	586
3.375% due 07/15/2051		10,700	7,085
3.625% due 04/15/2032		18,877	16,883
4.250% due 02/15/2028		7,483	7,305
4.300% due 04/15/2052		10,700	8,341
5.250% due 03/15/2035		5,200	5,063
American International Group, Inc. 4.375% due 06/30/2050		4,124	3,414
American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,910
2.100% due 06/15/2030		$17,100	14,663
2.950% due 01/15/2025		7,500	7,495
2.950% due 01/15/2051 (j)		26,346	16,309

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.100% due 06/15/2050		14,059	9,027
3.125% due 01/15/2027		7,300	7,067
3.375% due 10/15/2026		2,666	2,606
3.600% due 01/15/2028		2,250	2,166
3.700% due 10/15/2049		7,300	5,304
3.800% due 08/15/2029		61,400	58,169
3.950% due 03/15/2029		25,300	24,281
4.050% due 03/15/2032		1,300	1,206
4.400% due 02/15/2026		3,100	3,086
5.250% due 07/15/2028		2,095	2,109
5.550% due 07/15/2033		14,100	14,228
5.650% due 03/15/2033		12,600	12,767
5.900% due 11/15/2033		22,000	22,675
AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	9,333
3.833% due 03/11/2051		10,315	6,238
Antares Holdings LP
2.750% due 01/15/2027		7,700	7,223
3.750% due 07/15/2027		18,400	17,427
3.950% due 07/15/2026		4,100	3,982
6.500% due 02/08/2029		10,000	9,997
7.950% due 08/11/2028		5,500	5,769
Aon North America, Inc. 5.750% due 03/01/2054		6,165	6,018
Apollo Debt Solutions BDC
6.700% due 07/29/2031		15,000	15,412
6.900% due 04/13/2029		10,000	10,354
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	3,688
Arch Capital Group Ltd. 3.635% due 06/30/2050 (j)		23,025	16,427
Ares Capital Corp. 5.950% due 07/15/2029		5,000	5,058
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,797
3.650% due 02/01/2052		5,100	3,574
4.125% due 06/30/2051 •		12,400	11,913
Ares Management Corp.
5.600% due 10/11/2054		12,000	11,425
6.375% due 11/10/2028		38,000	39,781
Ares Strategic Income Fund
5.600% due 02/15/2030		9,800	9,691
5.700% due 03/15/2028		10,000	10,002
Arthur J Gallagher & Co. 3.500% due 05/20/2051		17,500	12,054
Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,098
6.125% due 09/15/2028		8,400	8,720
Athene Global Funding
2.500% due 01/14/2025		3,300	3,297
5.322% due 11/13/2031		12,000	11,809
5.516% due 03/25/2027		11,300	11,436
5.526% due 07/11/2031		14,400	14,442
5.583% due 01/09/2029		6,700	6,780
Athene Holding Ltd.
5.875% due 01/15/2034		7,000	7,100
6.250% due 04/01/2054		4,971	4,985
Augustar Life Insurance Co. 6.875% due 06/15/2042		400	371
Aviation Capital Group LLC
3.500% due 11/01/2027		2,050	1,961
6.250% due 04/15/2028		6,600	6,813
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		38,606	35,818
2.875% due 02/15/2025		5,700	5,682
5.500% due 01/15/2026		15,000	15,050
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,800
Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	15,000
7.883% due 11/15/2034 •		10,000	10,972
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	4,973
Banco Santander SA
3.306% due 06/27/2029		3,600	3,344
4.875% due 10/18/2031	EUR	4,300	4,818
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		$7,500	7,670
Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,305
2.687% due 04/22/2032 •		10,000	8,600
2.972% due 07/21/2052 •		1,700	1,082
3.194% due 07/23/2030 •		30,600	28,204
3.311% due 04/22/2042 •		8,700	6,516
3.419% due 12/20/2028 •		85,251	81,760
3.593% due 07/21/2028 •		9,800	9,491

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.974% due 02/07/2030 •		14,862	14,249
4.083% due 03/20/2051 •		2,200	1,724
4.271% due 07/23/2029 •		3,000	2,924
4.571% due 04/27/2033 •		88,000	83,667
5.080% due 01/20/2027 •		1,300	1,304
5.202% due 04/25/2029 •		8,725	8,768
5.288% due 04/25/2034 •		5,000	4,960
5.468% due 01/23/2035 •		22,300	22,334
5.872% due 09/15/2034 •		2,521	2,590
Bank of America NA 6.000% due 10/15/2036		9,200	9,560
Bank of Nova Scotia 4.900% due 06/04/2025 •(g)(h)		6,600	6,548
Barclays PLC
4.972% due 05/16/2029 •		28,114	27,860
5.088% due 06/20/2030 •		2,075	2,023
5.746% due 08/09/2033 •		2,400	2,403
5.851% due 03/21/2035 •	GBP	12,100	15,231
6.224% due 05/09/2034 •		$12,195	12,532
6.692% due 09/13/2034 •		13,720	14,553
7.437% due 11/02/2033 •		8,500	9,356
BBVA Bancomer SA
5.875% due 09/13/2034 •(h)		1,000	950
8.450% due 06/29/2038 •(h)		400	415
Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	6,923
3.850% due 03/15/2052		13,600	10,303
4.200% due 08/15/2048		13,700	11,349
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		245	227
BGC Group, Inc.
4.375% due 12/15/2025		6,100	6,045
6.600% due 06/10/2029		3,500	3,587
8.000% due 05/25/2028		5,600	5,947
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,269
2.800% due 09/30/2050		10,500	6,298
3.200% due 01/30/2052		43,000	28,082
3.500% due 09/10/2049		5,500	3,843
4.000% due 10/02/2047		8,400	6,448
Blackstone Private Credit Fund 4.700% due 03/24/2025		6,400	6,391
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	7,973
Block Financial LLC 2.500% due 07/15/2028		4,181	3,806
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		1,600	1,634
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	25,272
4.125% due 10/07/2051		10,500	7,694
4.375% due 02/15/2032		11,000	10,204
6.250% due 04/18/2034		13,000	13,367
BNP Paribas SA
3.052% due 01/13/2031 •		10,700	9,555
3.132% due 01/20/2033 •(j)		12,400	10,575
5.125% due 01/13/2029 •		10,100	10,099
5.738% due 02/20/2035 •(j)		4,650	4,667
7.375% due 06/11/2030 •(g)(h)	EUR	4,200	4,715
7.375% due 09/10/2034 •(g)(h)		$12,400	12,341
7.750% due 08/16/2029 •(g)(h)		11,000	11,273
8.500% due 08/14/2028 •(g)(h)(j)		47,900	50,032
BPCE SA
5.716% due 01/18/2030 •		4,200	4,223
5.936% due 05/30/2035 •		3,800	3,768
7.003% due 10/19/2034 •		15,544	16,573
Brandywine Operating Partnership LP
3.950% due 11/15/2027		200	190
4.550% due 10/01/2029 (j)		5,400	4,903
Brighthouse Financial, Inc. 3.850% due 12/22/2051		13,100	8,528
Brookfield Capital Finance LLC 6.087% due 06/14/2033		10,000	10,351
Brookfield Finance LLC 3.450% due 04/15/2050		19,000	13,085
Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,284
3.625% due 02/15/2052		33,900	23,603
4.700% due 09/20/2047		34,350	29,694
5.968% due 03/04/2054		32,700	33,085
Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,099
4.950% due 03/17/2052		14,800	12,657
Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,233
7.200% due 12/12/2028		15,000	15,680

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

CapitalOne Financial Corp. 5.268% due 05/10/2033 •		14,600	14,226
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	5,438
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,366
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		2,614	2,522
CBRE Services, Inc. 5.950% due 08/15/2034		10,000	10,317
Chubb INA Holdings LLC
2.850% due 12/15/2051		8,500	5,369
3.050% due 12/15/2061		17,548	10,659
CI Financial Corp.
3.200% due 12/17/2030		2,500	2,127
4.100% due 06/15/2051 (j)		38,200	26,435
7.500% due 05/30/2029		17,800	18,641
Cibanco SA Ibm 4.962% due 07/18/2029		7,200	6,846
Citibank NA 5.570% due 04/30/2034		2,000	2,024
Citigroup, Inc.
2.561% due 05/01/2032 •		2,445	2,070
3.200% due 10/21/2026		14,852	14,455
3.668% due 07/24/2028 •		12,300	11,918
4.075% due 04/23/2029 •		48,000	46,591
5.827% due 02/13/2035 •		13,400	13,341
CME Group, Inc. 4.150% due 06/15/2048		2,875	2,376
CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,437
5.500% due 06/15/2033		7,400	7,471
Commonwealth Bank of Australia 3.784% due 03/14/2032 (h)		13,700	12,254
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	33,459
4.625% due 12/29/2025 •(g)(h)	EUR	9,200	9,535
5.447% due 03/05/2030 •		$10,000	10,121
COPT Defense Properties LP
2.250% due 03/15/2026		3,600	3,486
2.900% due 12/01/2033		4,000	3,215
Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	17,208
4.350% due 04/05/2042		10,400	8,665
4.400% due 04/05/2052		45,700	36,739
6.375% due 09/15/2054 •(j)		7,000	6,970
6.875% due 12/15/2052 •		12,500	12,832
CoStar Group, Inc. 2.800% due 07/15/2030		11,400	9,972
Crown Castle, Inc.
2.100% due 04/01/2031		500	414
2.250% due 01/15/2031		4,553	3,831
3.100% due 11/15/2029		7,500	6,829
3.250% due 01/15/2051 (j)		22,025	14,365
3.800% due 02/15/2028		14,700	14,152
4.000% due 11/15/2049		39,410	29,510
4.300% due 02/15/2029		4,400	4,261
4.450% due 02/15/2026		13,095	13,053
4.750% due 05/15/2047		16,840	14,340
5.200% due 09/01/2034		17,324	16,887
5.200% due 02/15/2049		18,710	16,793
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		5,000	4,910
Danske Bank AS 5.427% due 03/01/2028 •		2,100	2,119
Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	11,891
3.547% due 09/18/2031 •		4,393	3,946
3.729% due 01/14/2032 •		36,000	31,443
3.742% due 01/07/2033 •		17,700	15,001
4.999% due 09/11/2030 •		3,544	3,465
5.706% due 02/08/2028 •		2,300	2,325
Digital Realty Trust LP 4.450% due 07/15/2028 (j)		9,100	8,937
DOC DR LLC 3.950% due 01/15/2028		7,900	7,669
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		36,000	30,345
EPR Properties
3.600% due 11/15/2031		2,700	2,364
3.750% due 08/15/2029		11,360	10,539
4.500% due 04/01/2025		200	200
4.500% due 06/01/2027		9,325	9,170
4.750% due 12/15/2026		100	99
4.950% due 04/15/2028		14,200	13,973

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Equinix, Inc.
3.000% due 07/15/2050		17,681	11,166
3.900% due 04/15/2032 (j)		48,565	44,752
Equitable Holdings, Inc.
4.350% due 04/20/2028		12,207	11,967
4.572% due 02/15/2029		6,032	5,882
5.000% due 04/20/2048		15,017	13,400
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	8,000	8,026
Essential Properties LP 2.950% due 07/15/2031		$5,000	4,264
Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,372
2.650% due 09/01/2050		11,800	6,818
3.625% due 05/01/2027		900	878
5.500% due 04/01/2034		4,000	4,004
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		1,500	1,020
Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,188
3.900% due 04/01/2029		2,900	2,774
F&G Annuities & Life, Inc. 6.250% due 10/04/2034		5,200	5,048
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	7,030
4.850% due 04/17/2028		9,600	9,539
5.625% due 08/16/2032		7,450	7,542
6.000% due 12/07/2033		15,000	15,469
6.100% due 03/15/2055 (j)		19,700	19,460
6.350% due 03/22/2054		11,900	12,269
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	17,546
7.000% due 10/15/2064 •		11,100	11,471
First American Financial Corp.
4.000% due 05/15/2030		3,300	3,079
5.450% due 09/30/2034		2,200	2,124
FMR LLC
5.150% due 02/01/2043		1,550	1,459
6.450% due 11/15/2039		500	552
6.500% due 12/14/2040		10,000	10,912
Ford Holdings LLC 9.300% due 03/01/2030		13,100	14,908
Ford Motor Credit Co. LLC 5.850% due 05/17/2027		5,000	5,055
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	1,740
FS KKR Capital Corp.
3.125% due 10/12/2028		9,431	8,546
6.125% due 01/15/2030		10,000	9,997
6.875% due 08/15/2029		10,000	10,347
7.875% due 01/15/2029		15,000	15,969
GA Global Funding Trust
5.200% due 12/09/2031		4,000	3,903
5.500% due 01/08/2029		4,200	4,245
Global Atlantic Fin Co.
6.750% due 03/15/2054		10,310	10,477
7.950% due 06/15/2033		25,000	27,698
7.950% due 10/15/2054 •		5,500	5,767
GLP Capital LP
3.250% due 01/15/2032		13,000	11,174
4.000% due 01/15/2030		13,040	12,154
4.000% due 01/15/2031		3,100	2,838
5.300% due 01/15/2029		28,800	28,704
5.625% due 09/15/2034		19,234	18,939
5.750% due 06/01/2028		1,166	1,177
6.250% due 09/15/2054		15,000	14,981
6.750% due 12/01/2033		4,400	4,661
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,410
3.102% due 02/24/2033 •		1,700	1,466
3.436% due 02/24/2043 •		14,100	10,515
3.691% due 06/05/2028 •		18,644	18,114
4.411% due 04/23/2039 •		9,100	8,026
5.016% due 10/23/2035 •		50,000	47,881
5.049% due 07/23/2030 •		9,600	9,546
5.330% due 07/23/2035 •		17,724	17,402
6.750% due 10/01/2037		92,900	99,546
Golub Capital BDC, Inc.
2.050% due 02/15/2027		21,800	20,246
7.050% due 12/05/2028		2,319	2,407
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		21,100	20,043
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	18,715
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		10,900	10,522

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

GoodmanU.S. Finance Three LLC 3.700% due 03/15/2028		21,450	20,473
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	2,543
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	6,599
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		16,600	16,175
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	6,561
Hartford Financial Services Group, Inc.
3.600% due 08/19/2049		600	437
6.910% due 02/12/2067 •		3,600	3,317
Healthpeak OP LLC 6.750% due 02/01/2041		3,500	3,794
High Street Funding Trust 4.682% due 02/15/2048		8,800	7,361
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,255
4.200% due 04/15/2029		2,198	2,088
7.650% due 02/01/2034		2,200	2,447
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		18,000	17,615
Host Hotels & Resorts LP 5.700% due 07/01/2034		4,125	4,121
HPS Corporate Lending Fund 6.750% due 01/30/2029		3,300	3,393
HSBC Holdings PLC
2.804% due 05/24/2032 •		51,510	43,789
4.583% due 06/19/2029 •		7,050	6,911
5.402% due 08/11/2033 •		500	495
5.546% due 03/04/2030 •		1,500	1,511
5.875% due 09/28/2026 •(g)(h)	GBP	17,200	21,312
6.500% due 03/23/2028 •(g)(h)(j)		$17,900	17,838
6.500% due 09/15/2037		18,115	18,488
6.800% due 06/01/2038		4,300	4,504
7.000% due 04/07/2038	GBP	1,900	2,524
7.625% due 05/17/2032		$11,347	12,409
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,179
3.950% due 11/01/2027		5,600	4,866
4.650% due 04/01/2029 (j)		7,637	5,764
5.950% due 02/15/2028		2,400	2,050
ING Groep NV 5.550% due 03/19/2035 •		17,696	17,599
Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,325
4.600% due 03/15/2033		17,886	17,183
Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	15,694
7.778% due 06/20/2054 •		26,000	27,799
7.800% due 11/28/2053		34,100	38,182
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	2,927
2.700% due 01/15/2034		7,800	6,238
4.150% due 04/15/2032		14,500	13,381
4.875% due 02/01/2035		2,600	2,461
5.450% due 08/15/2030		4,400	4,461
5.500% due 08/15/2033		2,200	2,188
JAB Holdings BV
2.200% due 11/23/2030		1,571	1,299
3.750% due 05/28/2051		5,200	3,393
4.500% due 04/08/2052		60,700	45,704
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		22,200	23,685
JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	10,547
2.739% due 10/15/2030 •		20,175	18,183
2.963% due 01/25/2033 •		31,000	26,804
3.509% due 01/23/2029 •		16,200	15,546
3.702% due 05/06/2030 •		5,000	4,737
3.897% due 01/23/2049 •		4,720	3,640
4.005% due 04/23/2029 •		12,113	11,749
4.323% due 04/26/2028 •		1,500	1,482
4.586% due 04/26/2033 •		23,000	22,070
4.946% due 10/22/2035 •		13,500	13,013
4.995% due 07/22/2030 •		7,300	7,270
5.012% due 01/23/2030 •		30,500	30,478
5.294% due 07/22/2035 •		12,300	12,175
5.336% due 01/23/2035 •		15,000	14,911
5.350% due 06/01/2034 •		33,100	33,089
5.534% due 11/29/2045 •		40,340	39,403
5.581% due 04/22/2030 •		5,300	5,406
5.766% due 04/22/2035 •		9,460	9,681
6.087% due 10/23/2029 •		3,356	3,482
6.254% due 10/23/2034 •		11,400	12,054

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

JPMorganChase Bank NA 5.110% due 12/08/2026		10,000	10,108
Kilroy Realty LP
2.650% due 11/15/2033		15,850	12,130
3.050% due 02/15/2030		1,500	1,319
4.250% due 08/15/2029 (j)		12,400	11,705
4.750% due 12/15/2028		2,000	1,956
6.250% due 01/15/2036		3,300	3,276
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	15,160
KKR Group Finance Co. LLC
3.500% due 08/25/2050		43,777	30,337
3.625% due 02/25/2050		26,000	18,257
4.850% due 05/17/2032		19,000	18,328
Lazard Group LLC
4.500% due 09/19/2028		400	392
6.000% due 03/15/2031		4,000	4,109
Legg Mason, Inc. 5.625% due 01/15/2044 (j)		18,493	18,121
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,689
4.300% due 02/01/2061		14,500	8,970
Lloyds Bank PLC 0.000% due 04/02/2032 þ		11,600	7,667
Lloyds Banking Group PLC
4.550% due 08/16/2028		24,200	23,761
5.590% due 11/26/2035 •		18,500	18,352
5.679% due 01/05/2035 •(j)		15,629	15,573
8.000% due 09/27/2029 •(g)(h)		10,000	10,406
LSEGA Financing PLC 3.200% due 04/06/2041		2,700	2,013
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,171
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	3,976
4.350% due 01/30/2047		4,800	4,028
4.900% due 03/15/2049		5,200	4,669
5.000% due 03/15/2035		10,000	9,766
5.350% due 11/15/2044		20,000	19,423
5.400% due 03/15/2055		34,900	33,467
5.450% due 03/15/2053		10,800	10,441
5.700% due 09/15/2053 (j)		20,000	20,067
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,221
4.900% due 04/01/2077		4,800	3,898
5.077% due 02/15/2069 •		27,500	24,048
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	7,056
MetLife, Inc.
9.250% due 04/08/2068		51,066	60,122
10.750% due 08/01/2069		5,132	6,857
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	11,895
2.309% due 07/20/2032 •		3,000	2,510
3.751% due 07/18/2039		1,200	1,008
4.153% due 03/07/2039		2,300	2,078
4.286% due 07/26/2038		3,200	2,922
4.315% due 04/19/2033 •		25,000	23,581
5.133% due 07/20/2033 •		17,300	17,179
5.441% due 02/22/2034 •		11,600	11,735
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	15,488
2.172% due 05/22/2032 •		6,556	5,457
2.201% due 07/10/2031 •		9,800	8,381
Morgan Stanley
0.000% due 04/02/2032 þ(i)		62,100	40,432
2.239% due 07/21/2032 •		28,500	23,609
2.943% due 01/21/2033 •		5,200	4,457
3.217% due 04/22/2042 •		15,200	11,246
4.654% due 10/18/2030 •		15,800	15,466
4.889% due 07/20/2033 •		2,700	2,617
5.042% due 07/19/2030 •		3,400	3,389
5.250% due 04/21/2034 •		6,500	6,403
5.297% due 04/20/2037 •		31,519	30,641
5.320% due 07/19/2035 •		18,000	17,713
5.424% due 07/21/2034 •		11,400	11,326
5.466% due 01/18/2035 •		8,373	8,330
5.656% due 04/18/2030 •		5,800	5,906
5.831% due 04/19/2035 •		10,000	10,195
5.948% due 01/19/2038 •		4,400	4,406
6.627% due 11/01/2034 •		8,255	8,874
Morgan Stanley Direct Lending Fund 6.150% due 05/17/2029		5,000	5,030
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		3,100	3,135

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Mutualof Omaha Insurance Co. 6.144% due 01/16/2064 •	25,000	24,770
National Health Investors, Inc. 3.000% due 02/01/2031	10,600	9,113
Nationwide Building Society
4.302% due 03/08/2029 •	5,500	5,345
6.557% due 10/18/2027 •	14,655	15,042
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	10,000	7,346
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	2,250	1,691
9.375% due 08/15/2039	32,300	41,330
NatWest Group PLC
4.445% due 05/08/2030 •	1,900	1,834
4.600% due 06/28/2031 •(g)(h)(j)	27,100	23,087
5.076% due 01/27/2030 •	46,350	45,909
5.778% due 03/01/2035 •	14,453	14,573
7.300% due 11/19/2034 •(g)(h)	10,000	9,874
8.125% due 11/10/2033 •(g)(h)	7,400	7,900
Neuberger Berman Group LLC
4.500% due 03/15/2027	6,200	6,086
4.875% due 04/15/2045	13,688	11,335
New York Life Insurance Co.
4.450% due 05/15/2069	16,700	12,928
6.750% due 11/15/2039	4,260	4,739
Newmark Group, Inc. 7.500% due 01/12/2029	3,300	3,451
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	36,900	31,168
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026	39,200	37,648
2.750% due 03/09/2028	9,503	8,644
Nomura Holdings, Inc.
2.172% due 07/14/2028	15,900	14,367
2.608% due 07/14/2031	12,400	10,451
2.679% due 07/16/2030	11,200	9,753
2.999% due 01/22/2032	14,100	12,044
3.103% due 01/16/2030	4,700	4,243
5.734% (SOFRRATE + 1.250%) due 07/02/2027 ~	3,800	3,833
5.842% due 01/18/2028	12,400	12,664
6.181% due 01/18/2033	30,000	31,195
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)	5,700	4,959
Norinchukin Bank 5.094% due 10/16/2029	2,400	2,384
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051	31,400	21,647
3.625% due 09/30/2059	62,990	42,201
3.850% due 09/30/2047	10,340	7,761
6.063% due 03/30/2040	1	1
Oaktree Strategic Credit Fund 6.500% due 07/23/2029	2,400	2,427
Old Republic International Corp. 3.850% due 06/11/2051	37,900	26,769
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	444
3.625% due 10/01/2029	4,000	3,696
4.750% due 01/15/2028	7,000	6,910
5.250% due 01/15/2026	10,061	10,078
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050	5,400	3,968
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027	3,900	3,805
Pacific Life Insurance Co. 9.250% due 06/15/2039	63,816	84,863
Pacific LifeCorp 3.350% due 09/15/2050	5,700	3,803
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)	17,987	12,186
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	25,655
7.625% due 06/15/2040	32,535	35,853
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034	5,300	5,312
Pine Street Trust 5.568% due 02/15/2049	23,800	22,047
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	24,000	26,040
Popular, Inc. 7.250% due 03/13/2028	14,700	15,151
Progressive Corp.
3.700% due 03/15/2052	4,500	3,329
4.125% due 04/15/2047	1,700	1,371
Prologis LP 5.250% due 03/15/2054	4,010	3,744

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

PrologisTargeted U.S. Logistics Fund LP 5.250% due 01/15/2035		3,500	3,442
Protective Life Global Funding 5.467% due 12/08/2028		2,000	2,035
Rayonier LP 2.750% due 05/17/2031		7,500	6,375
Realty Income Corp.
2.700% due 02/15/2032		11,400	9,680
3.200% due 02/15/2031		11,100	9,964
3.400% due 01/15/2028		1,265	1,214
3.400% due 01/15/2030		1,725	1,604
3.950% due 08/15/2027		3,316	3,263
4.450% due 09/15/2026		2,350	2,341
Regency Centers LP
4.125% due 03/15/2028		1,100	1,075
4.400% due 02/01/2047		4,200	3,472
4.650% due 03/15/2049		1,500	1,272
Rexford Industrial Realty LP 2.125% due 12/01/2030		11,800	9,905
RGA Global Funding
5.500% due 01/11/2031		4,500	4,550
6.000% due 11/21/2028		3,000	3,096
Sabra Health Care LP
3.200% due 12/01/2031		7,659	6,575
3.900% due 10/15/2029		3,368	3,151
Sammons Financial Group, Inc.
3.350% due 04/16/2031		18,300	15,738
6.875% due 04/15/2034		6,500	6,805
Santander Holdings USA, Inc. 4.400% due 07/13/2027		3,080	3,045
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		17,160	14,683
3.823% due 11/03/2028 •		51,925	50,025
4.858% due 09/11/2030 •		5,680	5,525
SBA Tower Trust 2.328% due 07/15/2052		10,300	9,404
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	8,022
Sixth Street Lending Partners 5.750% due 01/15/2030		11,300	11,136
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		4,200	3,823
Societe Generale SA
3.337% due 01/21/2033 •		14,060	11,889
6.221% due 06/15/2033 •(j)		10,500	10,421
Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	13,408
3.603% due 01/12/2033 •		3,200	2,773
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	5,290
Store Capital LLC 2.750% due 11/18/2030		1,900	1,641
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	14,423
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	31,751
3.040% due 07/16/2029		11,300	10,385
5.424% due 07/09/2031		25,730	26,040
5.558% due 07/09/2034		20,100	20,309
5.710% due 01/13/2030		18,400	18,865
5.808% due 09/14/2033 (j)		11,000	11,409
Sun Communities Operating LP
2.700% due 07/15/2031		6,800	5,722
5.700% due 01/15/2033		8,000	7,972
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(g)(h)		6,000	5,427
Synchrony Financial 2.875% due 10/28/2031 (j)		6,816	5,652
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,046
4.270% due 05/15/2047		11,300	9,075
4.900% due 09/15/2044		18,400	16,472
6.850% due 12/16/2039		5,129	5,696
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	285	361
Toronto-Dominion Bank 8.125% due 10/31/2082 •(h)		$20,000	20,896
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	9,829
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	3,206
Truist Financial Corp. 6.123% due 10/28/2033 •		15,000	15,626
Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,356
6.950% due 01/30/2044		25,270	21,878

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

7.375% due 02/13/2034	2,900	2,897
Trustage Financial Group, Inc. 4.625% due 04/15/2032	54,700	50,121
U.S. Bancorp 4.839% due 02/01/2034 •	700	670
UBS AG 7.500% due 02/15/2028	34,800	37,274
UBS Group AG
2.746% due 02/11/2033 •	10,900	9,106
3.091% due 05/14/2032 •	57,529	50,062
3.179% due 02/11/2043 •	1,100	793
3.750% due 03/26/2025	26,250	26,174
3.869% due 01/12/2029 •	10,550	10,164
4.125% due 09/24/2025	400	398
4.125% due 04/15/2026	34,600	34,285
4.194% due 04/01/2031 •	2,250	2,127
4.282% due 01/09/2028	17,400	17,020
4.550% due 04/17/2026	13,000	12,961
4.875% due 02/12/2027 •(g)(h)	11,400	10,886
4.988% due 08/05/2033 •	5,000	4,848
5.379% due 09/06/2045 •	15,000	14,303
5.617% due 09/13/2030 •	5,000	5,081
5.699% due 02/08/2035 •	11,400	11,479
5.959% due 01/12/2034 •	40,000	40,915
6.301% due 09/22/2034 •	12,900	13,502
6.537% due 08/12/2033 •	38,750	41,098
6.850% due 09/10/2029 •(g)(h)	23,100	22,905
9.250% due 11/13/2028 •(g)(h)	4,900	5,309
9.250% due 11/13/2033 •(g)(h)	19,900	22,853
UDR, Inc. 3.500% due 07/01/2027	3,323	3,221
Unum Group
4.046% due 08/15/2041	15,000	11,840
6.000% due 06/15/2054	3,800	3,761
VICI Properties LP
4.125% due 08/15/2030	4,633	4,308
5.125% due 11/15/2031	3,200	3,124
5.125% due 05/15/2032	11,100	10,816
5.625% due 05/15/2052	24,400	22,719
5.750% due 04/01/2034	2,400	2,424
6.125% due 04/01/2054	4,000	3,977
Voya Financial, Inc.
4.700% due 01/23/2048 •	6,800	6,421
5.000% due 09/20/2034	5,200	4,928
W R Berkley Corp. 4.000% due 05/12/2050	4,900	3,734
Wells Fargo & Co.
2.393% due 06/02/2028 •	13,500	12,718
2.572% due 02/11/2031 •	16,817	14,836
2.879% due 10/30/2030 •	30,900	27,886
3.000% due 04/22/2026	2,000	1,957
3.584% due 05/22/2028 •	25,300	24,523
4.611% due 04/25/2053 •	64,700	54,073
5.211% due 12/03/2035 •	47,750	46,480
5.557% due 07/25/2034 •	63,737	63,677
5.676% (SOFRRATE + 1.070%) due 04/22/2028 ~	13,700	13,820
Wells Fargo Bank NA
5.850% due 02/01/2037	5,901	6,024
5.950% due 08/26/2036	800	826
6.600% due 01/15/2038	22,877	24,970
Welltower OP LLC 6.500% due 03/15/2041	29,850	32,040
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	15,874
6.950% due 10/01/2027	4,500	4,755
7.375% due 03/15/2032	39,647	44,173
Willis North America, Inc.
3.875% due 09/15/2049	13,550	9,965
5.350% due 05/15/2033	3,944	3,919

		7,072,952

INDUSTRIALS 34.1%
7-Eleven, Inc. 2.800% due 02/10/2051	15,352	8,908
AbbVie, Inc.
4.250% due 11/21/2049	8,700	7,081
4.300% due 05/14/2036	20,236	18,490
4.400% due 11/06/2042	40,050	34,696
4.450% due 05/14/2046	33,150	28,207
4.500% due 05/14/2035	20,877	19,563
4.700% due 05/14/2045	12,000	10,601
4.850% due 06/15/2044	36,900	33,483
5.400% due 03/15/2054	7,800	7,515
5.500% due 03/15/2064	7,800	7,454

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

AbuDhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	6,966
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		4,185	3,354
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		17,500	15,817
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	9,740
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	3,980
3.650% due 04/01/2050		2,700	1,953
4.250% due 09/15/2048		1,474	1,185
5.400% due 03/15/2053		11,300	10,784
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	4,297
Aetna, Inc. 4.750% due 03/15/2044		$50	41
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,837	8,795
5.250% due 10/01/2030		5,012	5,003
Aker BP ASA 5.800% due 10/01/2054		9,900	8,977
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029 (j)		13,592	13,496
Alcon Finance Corp. 3.000% due 09/23/2029		500	459
Amazon.com, Inc.
2.700% due 06/03/2060		4,357	2,502
3.100% due 05/12/2051		20,295	13,692
3.250% due 05/12/2061		40,500	26,376
3.950% due 04/13/2052		1,000	789
4.050% due 08/22/2047		2,065	1,708
4.100% due 04/13/2062		11,000	8,615
4.250% due 08/22/2057		19,550	16,028
American Airlines Pass-Through Trust
2.875% due 01/11/2036		18,926	16,572
3.000% due 04/15/2030		436	407
3.150% due 08/15/2033		6,534	5,925
3.200% due 12/15/2029		5,461	5,165
3.350% due 04/15/2031		3,241	3,042
3.375% due 11/01/2028		5,457	5,217
3.500% due 08/15/2033		2,948	2,622
3.575% due 07/15/2029		6,132	5,905
3.600% due 03/22/2029		6,055	5,855
3.600% due 04/15/2031		2,499	2,300
3.650% due 08/15/2030		2,044	1,949
3.700% due 04/01/2028		5,284	5,141
4.000% due 01/15/2027		2,605	2,576
Amgen, Inc.
2.800% due 08/15/2041		3,700	2,578
3.375% due 02/21/2050		7,300	4,993
4.663% due 06/15/2051		144,713	121,343
4.950% due 10/01/2041		4,650	4,210
5.250% due 03/02/2033 (j)		30,706	30,492
5.650% due 03/02/2053		40,439	38,963
5.750% due 03/02/2063		35,000	33,596
Analog Devices, Inc. 5.300% due 04/01/2054		3,771	3,596
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		9,100	8,413
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		88,170	83,708
4.900% due 02/01/2046		105,682	96,237
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046		320	290
Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,094
5.450% due 01/23/2039		7,150	7,174
5.800% due 01/23/2059		30,901	31,520
Apple, Inc.
2.550% due 08/20/2060		922	539
2.650% due 05/11/2050		301	187
2.700% due 08/05/2051		2,000	1,248
2.800% due 02/08/2061		8,441	5,005
2.850% due 08/05/2061		8,650	5,190
2.950% due 09/11/2049		21,100	14,074
3.450% due 02/09/2045		1,300	997
3.750% due 09/12/2047		21,790	17,193
3.750% due 11/13/2047		652	513
3.850% due 08/04/2046		53,395	43,090
4.850% due 05/10/2053 (j)		8,000	7,561
Aptiv Swiss Holdings Ltd.
3.250% due 03/01/2032		2,248	1,940
5.400% due 03/15/2049		10,000	8,595
Arrow Electronics, Inc. 2.950% due 02/15/2032		600	511

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

AshteadCapital, Inc. 5.800% due 04/15/2034		12,400	12,417
Astrazeneca Finance LLC 5.000% due 02/26/2034		22,061	21,829
AstraZeneca PLC 4.375% due 11/16/2045		1,400	1,202
Bacardi Ltd.
5.150% due 05/15/2038		22,540	20,823
5.300% due 05/15/2048		21,150	19,039
BAE Systems PLC 3.000% due 09/15/2050		11,700	7,572
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		15,000	10,619
Barrick North America Finance LLC 5.700% due 05/30/2041		4,768	4,691
BAT Capital Corp. 4.540% due 08/15/2047		147	116
Bayer U.S. Finance LLC
4.200% due 07/15/2034		14,484	12,494
4.375% due 12/15/2028		9,800	9,430
4.400% due 07/15/2044		4,000	3,004
4.625% due 06/25/2038		2,400	2,004
4.875% due 06/25/2048		24,000	18,724
6.250% due 01/21/2029		400	408
6.375% due 11/21/2030		6,400	6,587
6.500% due 11/21/2033		21,900	22,291
6.875% due 11/21/2053 (j)		12,600	12,714
Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	12,714
5.110% due 02/08/2034		6,646	6,552
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	6,200	6,631
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		$14,000	8,579
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		5,527	4,950
Biogen, Inc. 3.250% due 02/15/2051		7,181	4,614
Boeing Co.
3.200% due 03/01/2029		575	530
3.250% due 02/01/2035		1,755	1,399
3.600% due 05/01/2034		8,470	7,104
3.625% due 02/01/2031		1,700	1,544
3.650% due 03/01/2047		1,945	1,321
3.750% due 02/01/2050		3,200	2,185
3.825% due 03/01/2059		4,515	2,927
3.950% due 08/01/2059		9,500	6,282
5.705% due 05/01/2040		63,800	60,774
5.805% due 05/01/2050		115,490	107,595
5.930% due 05/01/2060		106,500	98,779
6.259% due 05/01/2027		3,600	3,687
6.528% due 05/01/2034		14,500	15,198
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		12,000	8,004
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033		5,900	6,039
Boston Scientific Corp.
6.500% due 11/15/2035		43,837	48,315
7.375% due 01/15/2040		42,000	49,278
BP Capital Markets America, Inc. 4.893% due 09/11/2033		62,697	60,678
Bristol-Myers Squibb Co.
3.700% due 03/15/2052		7,700	5,611
4.250% due 10/26/2049		8,528	6,897
4.350% due 11/15/2047		2,884	2,384
5.550% due 02/22/2054		12,500	12,135
5.650% due 02/22/2064		28,925	27,864
British Airways Pass-Through Trust
3.300% due 06/15/2034		17,918	16,462
3.350% due 12/15/2030		1,260	1,188
4.250% due 05/15/2034		2,683	2,550
Broadcom, Inc.
2.600% due 02/15/2033		42,501	35,150
3.137% due 11/15/2035		57,112	46,666
3.187% due 11/15/2036		2,674	2,155
3.419% due 04/15/2033		23,395	20,490
3.469% due 04/15/2034		67,546	58,570
3.500% due 02/15/2041		22,400	17,505
4.150% due 11/15/2030		918	879
4.150% due 04/15/2032		44,100	41,370
4.300% due 11/15/2032		21,250	20,054
5.150% due 11/15/2031		1,600	1,611
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043		27,000	23,567
4.450% due 01/15/2053		4,909	4,115
5.200% due 04/15/2054		47,583	44,819

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.500% due 03/15/2055	16,700	16,421
Cameron LNG LLC
3.402% due 01/15/2038	26,700	22,237
3.701% due 01/15/2039	1,430	1,157
Canadian Pacific Railway Co.
4.300% due 05/15/2043	5,000	4,235
4.700% due 05/01/2048	17,700	15,371
4.950% due 08/15/2045	24,795	22,486
6.125% due 09/15/2115	51,558	51,788
Carrier Global Corp. 3.377% due 04/05/2040	1,200	927
CDW LLC
3.569% due 12/01/2031	11,800	10,511
5.550% due 08/22/2034	16,600	16,382
Centene Corp.
2.450% due 07/15/2028	25,913	23,340
2.500% due 03/01/2031	4,478	3,707
2.625% due 08/01/2031	3,787	3,121
3.000% due 10/15/2030	1,581	1,365
3.375% due 02/15/2030	2,310	2,059
4.625% due 12/15/2029	3,300	3,124
CF Industries, Inc. 5.150% due 03/15/2034	20,066	19,496
Charter Communications Operating LLC
3.500% due 06/01/2041	15,877	10,887
3.500% due 03/01/2042	13,700	9,316
3.700% due 04/01/2051	7,500	4,690
3.850% due 04/01/2061	94,400	56,954
3.900% due 06/01/2052	22,775	14,668
4.400% due 12/01/2061	65,700	43,787
4.800% due 03/01/2050	37,000	27,832
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	30,962
5.250% due 04/01/2053 (j)	24,971	20,202
6.484% due 10/23/2045	19	18
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	16,750
3.700% due 11/15/2029	5,000	4,698
Cheniere Energy Partners LP
5.750% due 08/15/2034	19,155	19,295
5.950% due 06/30/2033	17,000	17,414
Cheniere Energy, Inc. 5.650% due 04/15/2034	10,000	10,064
Coca-Cola Co.
2.500% due 03/15/2051	19,600	11,503
2.750% due 06/01/2060	7,500	4,377
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	11,343
Comcast Corp.
2.650% due 08/15/2062	18,400	9,651
2.800% due 01/15/2051	500	297
2.887% due 11/01/2051	2,199	1,324
2.937% due 11/01/2056	127,727	74,455
3.200% due 07/15/2036	1,027	830
3.450% due 02/01/2050	20,000	13,706
3.969% due 11/01/2047	34,422	26,113
3.999% due 11/01/2049	98,621	74,727
4.000% due 03/01/2048	12,260	9,321
5.500% due 05/15/2064	169	158
CommonSpirit Health
3.347% due 10/01/2029	10,000	9,322
4.187% due 10/01/2049	2,100	1,647
Conagra Brands, Inc. 5.400% due 11/01/2048	500	454
ConocoPhillips Co.
5.500% due 01/15/2055	2,000	1,904
5.650% due 01/15/2065	7,000	6,624
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,474
4.500% due 05/09/2047	8,100	6,775
4.750% due 05/09/2032	2,761	2,657
Corning, Inc. 5.450% due 11/15/2079	5,155	4,672
Cox Communications, Inc.
4.500% due 06/30/2043	21,841	17,561
4.700% due 12/15/2042	4,070	3,272
4.800% due 02/01/2035	13,000	11,889
5.800% due 12/15/2053	19,854	18,146
CSL Finanace PLC Co.
4.750% due 04/27/2052	12,170	10,531
4.950% due 04/27/2062	9,200	7,936
CVS Health Corp.
3.625% due 04/01/2027	2,900	2,815
3.750% due 04/01/2030	4,900	4,491
4.125% due 04/01/2040	4,543	3,552
5.050% due 03/25/2048	36,900	30,465

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.125% due 07/20/2045	6,975	5,867
5.250% due 02/21/2033	3,000	2,877
5.300% due 12/05/2043	7,100	6,202
5.625% due 02/21/2053	22,700	20,149
5.875% due 06/01/2053	8,900	8,171
6.000% due 06/01/2063	6,500	5,934
CVS Pass-Through Trust
4.163% due 08/11/2036	7,182	6,451
4.704% due 01/10/2036	1,071	994
5.773% due 01/10/2033	843	840
5.880% due 01/10/2028	1,394	1,398
5.926% due 01/10/2034	20,314	20,154
6.036% due 12/10/2028	709	713
6.943% due 01/10/2030	16,868	17,212
7.507% due 01/10/2032	49,290	51,917
8.353% due 07/10/2031	9,146	9,849
Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,364
2.500% due 12/14/2031	8,904	7,492
DCP Midstream Operating LP 3.250% due 02/15/2032	5,612	4,835
Dell International LLC
3.450% due 12/15/2051	13,352	9,070
4.900% due 10/01/2026	13,398	13,447
5.300% due 10/01/2029	14,602	14,754
6.020% due 06/15/2026	23,645	23,999
8.100% due 07/15/2036	129	153
Delta Air Lines, Inc.
3.750% due 10/28/2029 (j)	45,863	42,950
4.375% due 04/19/2028	4,000	3,907
4.750% due 10/20/2028	2,150	2,122
7.375% due 01/15/2026	35,442	36,232
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	295	343
Devon Energy Corp.
5.750% due 09/15/2054	9,775	8,876
7.950% due 04/15/2032	5,535	6,248
Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,360
5.750% due 04/18/2054	14,100	13,244
5.900% due 04/18/2064	4,000	3,759
6.250% due 03/15/2033	1,100	1,144
DT Midstream, Inc.
4.300% due 04/15/2032	17,400	15,891
5.800% due 12/15/2034	5,984	6,030
Eastern Energy Gas Holdings LLC 5.650% due 10/15/2054	7,200	6,798
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,490
4.800% due 11/01/2043	800	704
Ecopetrol SA 7.375% due 09/18/2043 (j)	25,700	21,886
El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	8,540
8.375% due 06/15/2032	25,670	30,243
Elevance Health, Inc.
3.600% due 03/15/2051	1,350	940
3.700% due 09/15/2049	5,640	4,021
4.375% due 12/01/2047	30,200	24,369
4.550% due 03/01/2048	7,500	6,178
4.550% due 05/15/2052	12,100	9,762
4.625% due 05/15/2042	7,700	6,656
5.100% due 01/15/2044	13,244	12,095
5.125% due 02/15/2053	2,000	1,781
5.200% due 02/15/2035	7,700	7,523
5.650% due 06/15/2054	2,500	2,398
5.700% due 02/15/2055	7,400	7,140
5.850% due 11/01/2064	10,000	9,655
6.100% due 10/15/2052	1,900	1,921
Eli Lilly & Co.
4.600% due 08/14/2034	4,190	4,025
4.950% due 02/27/2063	700	628
5.000% due 02/09/2054	1,300	1,196
5.050% due 08/14/2054	49,500	45,889
5.200% due 08/14/2064	2,725	2,540
Embotelladora Andina SA 3.950% due 01/21/2050	3,600	2,701
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,875
7.375% due 10/15/2045	19,892	22,569
Enbridge, Inc.
2.500% due 08/01/2033	19,815	15,916
3.400% due 08/01/2051	29,500	19,747
4.500% due 06/10/2044	10,948	9,073
5.700% due 03/08/2033 (j)	35,800	36,190
5.950% due 04/05/2054	4,500	4,452

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.700% due 11/15/2053	20,000	21,721
Energy Transfer LP
4.900% due 03/15/2035	14,773	13,936
4.950% due 01/15/2043	27,800	23,963
5.000% due 05/15/2044 (j)	44,517	38,396
5.000% due 05/15/2050	5,300	4,503
5.150% due 02/01/2043	26,785	23,724
5.150% due 03/15/2045	42,386	37,146
5.300% due 04/01/2044	12,314	11,058
5.300% due 04/15/2047	22,750	20,150
5.350% due 05/15/2045	20,088	18,089
5.400% due 10/01/2047	5,658	5,092
5.550% due 05/15/2034	7,558	7,524
5.750% due 02/15/2033	1,690	1,714
5.950% due 05/15/2054	12,300	11,899
6.000% due 06/15/2048	1,600	1,548
6.050% due 09/01/2054	7,000	6,855
6.125% due 12/15/2045	23,548	23,275
6.500% due 02/01/2042	4,134	4,286
6.550% due 12/01/2033	11,709	12,473
6.625% due 10/15/2036	7,500	7,977
7.500% due 07/01/2038	900	1,022
Eni SpA
5.500% due 05/15/2034	3,200	3,165
5.950% due 05/15/2054	17,900	17,201
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	12,427
Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,173
3.100% due 06/15/2041	14,600	10,504
4.200% due 09/01/2048	1,410	1,124
4.750% due 09/15/2052	15,800	13,670
5.000% due 07/15/2044	4,300	3,845
5.150% due 09/15/2034	5,500	5,414
5.700% due 03/15/2054	4,500	4,453
Enterprise Products Operating LLC
4.200% due 01/31/2050	10,568	8,322
4.450% due 02/15/2043	77,745	66,335
4.800% due 02/01/2049	3,575	3,081
4.850% due 08/15/2042	11,300	10,215
4.850% due 03/15/2044	32,362	28,960
4.950% due 02/15/2035	1,868	1,809
5.100% due 02/15/2045	31,665	29,205
5.250% due 08/16/2077 •	5,601	5,487
5.550% due 02/16/2055	11,500	11,073
5.750% due 03/01/2035	13,761	14,028
7.733% (TSFR3M + 3.248%) due 08/16/2077 ~	8,000	7,965
Equinor ASA 3.250% due 11/18/2049	5,000	3,420
Essent Group Ltd. 6.250% due 07/01/2029	2,600	2,656
Essential Utilities, Inc. 5.300% due 05/01/2052	6,633	6,040
Expand Energy Corp.
4.750% due 02/01/2032	1,795	1,672
5.700% due 01/15/2035	6,300	6,187
FactSet Research Systems, Inc. 3.450% due 03/01/2032	5,000	4,414
FedEx Corp. 5.100% due 01/15/2044	10,877	9,955
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	3,350	3,204
FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	700	682
6.150% due 10/01/2038	2,409	2,504
Fiserv, Inc.
4.400% due 07/01/2049	11,098	9,073
5.625% due 08/21/2033	260	265
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	6,400	5,472
4.317% due 12/30/2039	55,500	42,791
Flex Ltd. 4.875% due 05/12/2030	15,685	15,307
Ford Foundation
2.415% due 06/01/2050	3,800	2,237
2.815% due 06/01/2070	7,100	4,001
Fox Corp.
4.709% due 01/25/2029	800	791
5.576% due 01/25/2049 (j)	12,400	11,539
Freeport-McMoRan, Inc. 5.400% due 11/14/2034	2,270	2,247
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031	24,600	20,651
GE Capital Funding LLC 4.550% due 05/15/2032	9,751	9,396

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

GeorgetownUniversity 5.115% due 04/01/2053		3,300	3,089
Gilead Sciences, Inc. 5.600% due 11/15/2064		750	725
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,228
6.900% due 11/15/2037		100	108
Glencore Finance Europe Ltd. 3.125% due 03/26/2026	GBP	500	613
Glencore Funding LLC 5.893% due 04/04/2054		$2,000	1,942
Global Payments, Inc.
4.150% due 08/15/2049		4,400	3,284
5.950% due 08/15/2052 (j)		10,290	9,985
GNL Quintero SA 4.634% due 07/31/2029		2,942	2,904
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,546
6.103% due 08/23/2042		6,000	5,860
6.129% due 02/23/2038		2,600	2,611
6.510% due 02/23/2042		10,700	10,864
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,449
Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,351
4.000% due 03/24/2052		3,053	2,357
HCA, Inc.
3.500% due 07/15/2051		24,950	16,152
3.625% due 03/15/2032		18,500	16,310
4.625% due 03/15/2052		40,925	31,976
5.250% due 06/15/2049		10,000	8,665
5.450% due 09/15/2034		4,900	4,779
5.500% due 06/01/2033		850	841
5.500% due 06/15/2047		26,202	23,823
5.900% due 06/01/2053		5,300	5,006
5.950% due 09/15/2054		10,000	9,518
6.000% due 04/01/2054		10,000	9,534
6.100% due 04/01/2064		5,200	4,966
Heineken NV 4.350% due 03/29/2047		7,848	6,578
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052		8,800	6,682
Holcim Finance U.S. LLC 4.750% due 09/22/2046		2,400	2,036
Holcim Sterling Finance Netherlands BV 2.250% due 04/04/2034	GBP	5,200	5,018
Humana, Inc.
5.875% due 03/01/2033		$8,351	8,386
8.150% due 06/15/2038		1,000	1,156
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,070
5.375% due 12/15/2031		1,900	1,892
5.750% due 04/23/2030		5,850	5,978
Hyundai Capital America 2.000% due 06/15/2028		12,713	11,443
Imperial Brands Finance PLC
4.250% due 07/21/2025		2,021	2,011
6.125% due 07/27/2027		9,798	10,062
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		10,800	7,862
Intel Corp.
5.700% due 02/10/2053		4,200	3,717
5.900% due 02/10/2063		2,479	2,239
Jabil, Inc. 5.450% due 02/01/2029		1,600	1,614
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,921	1,672
4.000% due 05/15/2034		9,966	9,391
Juniper Networks, Inc. 5.950% due 03/15/2041		42,478	41,921
Kaiser Foundation Hospitals 4.150% due 05/01/2047		14,300	11,677
Keurig Dr Pepper, Inc. 4.500% due 04/15/2052 (j)		52,043	42,827
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,231
5.000% due 03/01/2043		33,335	29,073
5.400% due 09/01/2044		300	274
5.500% due 03/01/2044		5,536	5,139
5.625% due 09/01/2041		1,700	1,605
5.800% due 03/15/2035		10,942	11,036
6.375% due 03/01/2041		10,715	10,996
6.500% due 02/01/2037		12,219	12,785
6.500% due 09/01/2039		36,840	38,541
6.550% due 09/15/2040		30,300	31,550
6.950% due 01/15/2038		800	868

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

7.400% due 03/15/2031		5,000	5,493
7.500% due 11/15/2040		25,567	28,902
Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,331
5.550% due 06/01/2045		3,800	3,556
7.800% due 08/01/2031		2,000	2,258
Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,233
4.375% due 06/01/2046		$3,000	2,432
4.875% due 10/01/2049		5,900	5,052
5.000% due 06/04/2042		7,013	6,308
5.500% due 06/01/2050		3,400	3,196
6.500% due 02/09/2040		44,238	46,852
7.125% due 08/01/2039		1,043	1,171
Kroger Co.
5.500% due 09/15/2054		3,721	3,509
5.650% due 09/15/2064		2,746	2,579
L3Harris Technologies, Inc. 5.500% due 08/15/2054		16,948	16,296
Laboratory Corp. of America Holdings 4.800% due 10/01/2034		12,500	11,853
Las Vegas Sands Corp.
3.500% due 08/18/2026		134,500	131,094
3.900% due 08/08/2029 (j)		35,142	32,692
6.200% due 08/15/2034		17,615	17,724
Leidos, Inc.
2.300% due 02/15/2031		7,900	6,638
4.375% due 05/15/2030		2,000	1,915
Leland Stanford Junior University 2.413% due 06/01/2050		12,600	7,504
Lockheed Martin Corp.
4.300% due 06/15/2062		23,300	18,491
5.200% due 02/15/2055		30,410	28,674
5.200% due 02/15/2064		16,312	15,148
5.700% due 11/15/2054		34,998	35,680
Lowe's Cos., Inc.
5.800% due 09/15/2062		956	926
5.850% due 04/01/2063		16,400	16,086
LYB International Finance LLC 3.625% due 04/01/2051		360	242
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		8,555	8,808
Marriott International, Inc.
2.750% due 10/15/2033		6,087	5,011
2.850% due 04/15/2031		9,700	8,479
3.500% due 10/15/2032		20,101	17,743
4.625% due 06/15/2030		7,099	6,971
5.350% due 03/15/2035		1,375	1,356
Marvell Technology, Inc.
2.950% due 04/15/2031		10,094	8,860
4.875% due 06/22/2028		10,200	10,147
Masco Corp. 4.500% due 05/15/2047		1,909	1,568
Massachusetts Institute of Technology 5.600% due 07/01/2111		1,668	1,685
McDonald's Corp. 3.625% due 09/01/2049		10,972	7,917
MDC Holdings, Inc. 3.966% due 08/06/2061 (j)		10,300	7,740
Merck & Co., Inc.
2.750% due 12/10/2051		8,782	5,328
2.900% due 12/10/2061		10,500	6,027
Meta Platforms, Inc.
4.450% due 08/15/2052		3,000	2,530
4.650% due 08/15/2062		26,799	22,763
4.750% due 08/15/2034		16,324	15,899
5.400% due 08/15/2054 (j)		16,400	15,896
5.550% due 08/15/2064		20,000	19,514
5.750% due 05/15/2063		12,283	12,413
Micron Technology, Inc.
5.327% due 02/06/2029		6,565	6,600
6.750% due 11/01/2029		800	852
Microsoft Corp.
2.500% due 09/15/2050		29,800	18,050
2.675% due 06/01/2060		31,510	18,474
2.921% due 03/17/2052		18,721	12,379
3.041% due 03/17/2062		2,000	1,279
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,200	3,222
Moody's Corp.
3.100% due 11/29/2061		6,000	3,590
4.875% due 12/17/2048		9,000	8,020
5.250% due 07/15/2044		4,144	3,943
Motorola Solutions, Inc. 5.500% due 09/01/2044 (j)		5,686	5,505

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

MPLXLP
4.900% due 04/15/2058		19,120	15,467
4.950% due 03/14/2052		44,743	37,641
5.200% due 03/01/2047		5,000	4,446
5.200% due 12/01/2047		2,100	1,869
5.500% due 02/15/2049		200	184
MSCI, Inc.
3.250% due 08/15/2033		5,000	4,228
3.875% due 02/15/2031		600	550
National Football League
5.580% due 10/05/2033 «(i)		10,000	9,955
5.680% due 10/05/2035 «(i)		5,000	4,979
5.890% due 10/05/2043 «(i)		5,000	4,952
National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	749
2.000% due 04/17/2040		3,300	2,539
Nationwide Children's Hospital, Inc. 4.556% due 11/01/2052		$2,500	2,196
NBCUniversal Media LLC 4.450% due 01/15/2043		19,107	16,292
Netflix, Inc.
4.875% due 04/15/2028		6,395	6,424
4.900% due 08/15/2034		5,283	5,177
5.400% due 08/15/2054		5,000	4,868
Newmont Corp.
5.450% due 06/09/2044		16,100	15,618
5.750% due 11/15/2041		22,905	22,812
6.250% due 10/01/2039		1,710	1,802
Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,404
3.942% due 11/01/2047		3,535	2,722
4.100% due 05/15/2121		9,700	6,725
4.450% due 03/01/2033		5,000	4,773
Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,314
4.100% due 09/15/2042		14,000	11,234
4.300% due 01/15/2049		18,375	14,578
5.625% due 02/01/2054		1,500	1,444
Northern Star Resources Ltd. 6.125% due 04/11/2033		7,600	7,784
Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	7,465
5.200% due 06/01/2054		10,600	9,871
Northwell Healthcare, Inc. 3.809% due 11/01/2049		14,900	11,055
NPC Ukrenergo 6.875% due 11/09/2028		800	548
NXP BV
3.150% due 05/01/2027		1,800	1,732
5.000% due 01/15/2033		3,910	3,807
5.350% due 03/01/2026		10,000	10,044
Occidental Petroleum Corp.
5.375% due 01/01/2032		1,500	1,470
5.550% due 10/01/2034		3,600	3,504
6.050% due 10/01/2054		14,000	13,292
6.200% due 03/15/2040		1,190	1,178
6.450% due 09/15/2036		846	867
6.600% due 03/15/2046		2,800	2,829
6.625% due 09/01/2030		1,985	2,079
7.500% due 05/01/2031		5,000	5,470
8.875% due 07/15/2030		3,000	3,428
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031		5,600	4,335
OCI NV 6.700% due 03/16/2033		8,000	8,070
ONEOK Partners LP
6.125% due 02/01/2041		21,327	21,268
6.200% due 09/15/2043		47,644	47,584
6.650% due 10/01/2036		4,765	5,067
6.850% due 10/15/2037		8,494	9,182
Oracle Corp.
3.600% due 04/01/2040		22,300	17,446
3.600% due 04/01/2050		28,506	19,988
3.650% due 03/25/2041		13,880	10,831
3.800% due 11/15/2037		8,405	7,022
3.850% due 07/15/2036		1,500	1,286
3.850% due 04/01/2060		64,142	44,055
3.900% due 05/15/2035		5,000	4,383
3.950% due 03/25/2051		17,100	12,680
4.000% due 07/15/2046		2,750	2,118
4.000% due 11/15/2047		62,830	47,936
4.100% due 03/25/2061		49,950	35,902
4.125% due 05/15/2045		500	395
4.500% due 07/08/2044		1,400	1,182
4.900% due 02/06/2033		2,295	2,235
5.375% due 09/27/2054		13,255	12,229

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.500% due 09/27/2064	10,169	9,313
5.550% due 02/06/2053 (j)	35,400	33,473
6.500% due 04/15/2038	500	538
6.900% due 11/09/2052	8,500	9,525
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	5,957
Ovintiv, Inc. 6.625% due 08/15/2037	3,310	3,419
Owens Corning
4.300% due 07/15/2047	8,540	6,817
4.400% due 01/30/2048	20,600	16,638
7.000% due 12/01/2036	246	274
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	14,885	14,307
Paramount Global
2.900% due 01/15/2027	1,100	1,053
6.875% due 04/30/2036	130	132
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	1,876
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	13,300	12,474
Petroleos Mexicanos
6.750% due 09/21/2047	39,095	26,906
6.950% due 01/28/2060	8,284	5,694
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	14,238	13,374
5.340% due 05/19/2063	15,900	14,610
Pfizer, Inc. 5.600% due 09/15/2040	16,865	17,053
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,484
4.125% due 03/04/2043	2,575	2,093
4.250% due 11/10/2044	24,400	19,996
4.375% due 11/15/2041	11,100	9,448
4.875% due 11/15/2043	2,500	2,240
Pioneer Natural Resources Co.
1.900% due 08/15/2030	14,227	12,126
7.200% due 01/15/2028	24,475	26,149
Prosus NV
3.680% due 01/21/2030	1,600	1,444
3.832% due 02/08/2051	18,000	11,649
4.027% due 08/03/2050	4,000	2,696
QatarEnergy
3.125% due 07/12/2041	200	148
3.300% due 07/12/2051	22,880	15,701
QatarEnergy LNG S3
5.838% due 09/30/2027	2,743	2,769
6.332% due 09/30/2027	1,658	1,687
Quanta Services, Inc. 5.250% due 08/09/2034	1,600	1,564
Reynolds American, Inc. 6.150% due 09/15/2043	6,700	6,657
Rockies Express Pipeline LLC 7.500% due 07/15/2038	7,162	7,160
Rogers Communications, Inc.
3.800% due 03/15/2032	7,440	6,694
4.550% due 03/15/2052	2,987	2,391
Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,219
3.350% due 09/02/2051	500	318
3.550% due 09/02/2050	1,000	667
RTX Corp.
4.150% due 05/15/2045	1,200	969
4.450% due 11/16/2038	6,200	5,527
4.500% due 06/01/2042	1,200	1,037
5.375% due 02/27/2053	15,674	14,897
6.100% due 03/15/2034 (j)	37,200	39,191
6.400% due 03/15/2054	38,897	42,346
S&P Global, Inc.
2.900% due 03/01/2032	460	402
3.250% due 12/01/2049	1,700	1,177
3.700% due 03/01/2052 (j)	13,101	9,784
3.900% due 03/01/2062	2,800	2,093
4.250% due 05/01/2029	1,500	1,467
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,923	23,366
4.500% due 05/15/2030	25,932	25,135
5.000% due 03/15/2027	35,565	35,659
5.625% due 03/01/2025	45	45
5.875% due 06/30/2026	2,871	2,900
Santos Finance Ltd.
3.649% due 04/29/2031	35,700	31,490
6.875% due 09/19/2033	25,000	26,559
Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,536
3.500% due 11/24/2070	19,600	12,067

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.250% due 07/17/2034		3,800	3,753
5.750% due 07/17/2054		5,200	4,872
5.875% due 07/17/2064		6,400	5,979
Seagate HDD Cayman
4.125% due 01/15/2031		1,263	1,139
9.625% due 12/01/2032		1,790	2,019
Skyworks Solutions, Inc. 3.000% due 06/01/2031		21,130	18,114
South Bow USA Infrastructure Holdings LLC 6.176% due 10/01/2054		3,900	3,780
South Jersey Industries, Inc. 5.020% due 04/15/2031		28,000	23,193
Southern Co.
3.750% due 09/15/2051 •		13,400	12,855
4.250% due 07/01/2036		9,300	8,360
4.850% due 03/15/2035		8,600	8,211
Southern Natural Gas Co. LLC 8.000% due 03/01/2032 (j)		8,346	9,408
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		2,400	2,344
4.600% due 06/15/2028		800	759
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		4,514	4,202
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		14,365	14,429
Standard Industries, Inc. 4.750% due 01/15/2028		17,100	16,379
Stryker Corp.
2.900% due 06/15/2050		7,400	4,792
4.625% due 09/11/2034		7,586	7,241
4.625% due 03/15/2046		6,475	5,617
4.850% due 12/08/2028		3,010	3,019
Suncor Energy, Inc. 7.000% due 11/15/2028		17,772	19,008
Sutter Health
3.161% due 08/15/2040		1,950	1,465
3.361% due 08/15/2050		2,600	1,837
5.164% due 08/15/2033		3,500	3,482
5.547% due 08/15/2053		2,600	2,604
T-Mobile USA, Inc.
2.050% due 02/15/2028		11,600	10,656
2.550% due 02/15/2031		11,400	9,811
2.700% due 03/15/2032		8,014	6,788
3.300% due 02/15/2051		39,900	26,340
3.400% due 10/15/2052		31,800	21,229
3.500% due 04/15/2031		1,100	998
3.600% due 11/15/2060		47,797	31,575
3.750% due 04/15/2027		9,120	8,912
4.375% due 04/15/2040		18,700	16,224
4.500% due 04/15/2050 (j)		52,300	42,936
5.200% due 01/15/2033		600	594
5.250% due 06/15/2055		12,005	10,913
5.500% due 01/15/2055		3,600	3,400
5.650% due 01/15/2053 (j)		29,000	28,084
5.750% due 01/15/2054		10,000	9,764
5.800% due 09/15/2062		9,300	8,981
Tapestry, Inc.
5.100% due 03/11/2030		900	890
5.500% due 03/11/2035		11,800	11,484
Targa Resources Corp.
4.200% due 02/01/2033		215	195
5.500% due 02/15/2035		2,200	2,166
6.250% due 07/01/2052		14,300	14,284
6.500% due 02/15/2053		3,000	3,129
TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,350
2.650% due 08/09/2031		2,450	2,062
Telefonica Emisiones SA
4.895% due 03/06/2048		13,730	11,651
5.213% due 03/08/2047		16,050	14,238
5.520% due 03/01/2049		1,685	1,554
7.045% due 06/20/2036 (j)		11,697	12,866
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,037
7.625% due 04/01/2037		320	366
Texas Eastern Transmission LP 4.150% due 01/15/2048		400	309
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	23,100	18,425
5.125% due 09/28/2037	GBP	2,200	2,174
6.500% due 02/09/2032		400	404
Thomas Jefferson University 3.847% due 11/01/2057		$4,754	3,334
Thomson Reuters Corp. 5.650% due 11/23/2043		10,791	10,434

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

TimeWarner Cable Enterprises LLC 8.375% due 07/15/2033	18,420	20,753
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	13,854
5.500% due 09/01/2041	14,800	12,575
5.875% due 11/15/2040	5,200	4,658
6.550% due 05/01/2037	7,306	7,078
6.750% due 06/15/2039	52,495	51,570
7.300% due 07/01/2038	2,080	2,118
Topaz Solar Farms LLC 4.875% due 09/30/2039	4,410	4,123
TotalEnergies Capital International SA 3.386% due 06/29/2060	5,700	3,710
TotalEnergies Capital SA
5.275% due 09/10/2054	1,102	1,020
5.425% due 09/10/2064	11,000	10,213
Tractor Supply Co. 5.250% due 05/15/2033	463	463
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	17,200
5.400% due 08/15/2041	4,330	4,106
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	2,077
Trustees of Tufts College 5.017% due 04/15/2112	3,000	2,588
TTX Co. 4.600% due 02/01/2049	3,700	3,223
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,363	3,331
4.625% due 12/03/2026	1,551	1,546
UMass Memorial Health Care Obligated Group 5.363% due 07/01/2052	1,900	1,733
Union Pacific Corp.
3.550% due 05/20/2061	22,710	15,165
3.750% due 02/05/2070	7,987	5,338
3.799% due 04/06/2071	12,500	8,495
3.950% due 08/15/2059	10	7
United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,973	2,634
3.100% due 01/07/2030	21,631	20,531
3.100% due 04/07/2030	2,730	2,489
3.450% due 06/01/2029	1,826	1,753
3.450% due 01/07/2030	670	630
3.500% due 09/01/2031	3,408	3,189
3.750% due 03/03/2028	4,671	4,583
4.000% due 10/11/2027	8,528	8,433
4.150% due 02/25/2033	7,420	7,098
4.300% due 02/15/2027	9,182	9,134
4.550% due 02/25/2033	11,668	10,884
5.450% due 08/15/2038	39,200	39,390
5.875% due 04/15/2029	21,291	21,763
UnitedHealth Group, Inc.
3.050% due 05/15/2041	22,160	16,009
3.250% due 05/15/2051	20,000	13,215
3.700% due 08/15/2049	5,800	4,220
3.875% due 08/15/2059	700	496
4.200% due 01/15/2047	285	231
4.950% due 05/15/2062	5,000	4,313
5.000% due 04/15/2034	125	122
5.050% due 04/15/2053	500	451
5.150% due 07/15/2034	19,100	18,855
5.200% due 04/15/2063	67,307	60,596
5.375% due 04/15/2054	15,000	14,080
5.500% due 07/15/2044	20,000	19,414
5.500% due 04/15/2064	639	598
5.625% due 07/15/2054	19,650	19,088
5.750% due 07/15/2064	17,400	16,922
5.875% due 02/15/2053	835	838
UPMC 5.377% due 05/15/2043	3,000	2,905
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,474
6.400% due 06/28/2054	3,800	3,740
Valero Energy Corp. 3.650% due 12/01/2051	10,500	7,084
Var Energi ASA 8.000% due 11/15/2032	9,800	11,023
VeriSign, Inc. 2.700% due 06/15/2031	15,400	13,212
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	8,315
VMware LLC 4.500% due 05/15/2025	2,400	2,397
VMware, Inc.
1.800% due 08/15/2028	5,600	5,026
4.700% due 05/15/2030	25,900	25,358

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

WabtecTransportation Netherlands BV 1.250% due 12/03/2027	EUR	2,450	2,418
Walt Disney Co.
2.750% due 09/01/2049		$10,716	6,689
3.500% due 05/13/2040		300	241
3.800% due 05/13/2060		13,554	9,851
4.750% due 09/15/2044		1,600	1,434
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	8,387
5.141% due 03/15/2052		9,950	7,398
5.391% due 03/15/2062		42,174	31,037
Waste Connections, Inc. 2.950% due 01/15/2052		800	500
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		4,400	2,811
Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,322
5.150% due 01/15/2049		16,000	14,272
Western Midstream Operating LP
5.250% due 02/01/2050		351	299
5.300% due 03/01/2048		8,415	7,154
Whirlpool Corp. 5.150% due 03/01/2043		6,775	5,673
Williams Cos., Inc.
5.300% due 08/15/2052		10,250	9,381
5.800% due 11/15/2054		3,641	3,568
8.750% due 03/15/2032		1,710	2,021
Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,695
5.100% due 09/12/2034		14,400	13,708
5.700% due 09/12/2054		25,000	23,404
Workday, Inc. 3.800% due 04/01/2032		25,524	23,237
Yale University 2.402% due 04/15/2050		6,900	4,121
Yara International ASA
3.148% due 06/04/2030		4,800	4,312
4.750% due 06/01/2028		3,700	3,649
Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,268
4.250% due 08/15/2035		$1,681	1,514
5.200% due 09/15/2034		24,169	23,704
Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,015
4.450% due 08/20/2048		7,500	6,212

			8,306,499

UTILITIES 17.4%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	6,671
4.150% due 05/01/2049		14,400	10,939
6.650% due 02/15/2033		1,000	1,063
AES Corp.
3.950% due 07/15/2030 (j)		7,000	6,457
5.450% due 06/01/2028		2,019	2,031
Alabama Power Co.
3.125% due 07/15/2051		1,300	856
3.450% due 10/01/2049		3,600	2,545
3.700% due 12/01/2047		100	75
3.850% due 12/01/2042		2,950	2,354
3.940% due 09/01/2032		5,500	5,114
4.300% due 07/15/2048		8,700	7,150
5.200% due 06/01/2041		200	190
Alliant Energy Finance LLC 3.600% due 03/01/2032		13,500	12,017
Ameren Illinois Co.
2.900% due 06/15/2051		32,500	20,582
3.250% due 03/15/2050		2,600	1,782
3.700% due 12/01/2047		2,200	1,660
4.150% due 03/15/2046		5,451	4,514
American Electric Power Co., Inc. 3.875% due 02/15/2062 •		9,100	8,601
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	12,340
American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,723
4.300% due 12/01/2042		8,700	7,364
5.450% due 03/01/2054		8,787	8,415
6.593% due 10/15/2037		150	166
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	2,900	3,552
Appalachian Power Co.
4.400% due 05/15/2044		$6,350	5,172
4.500% due 08/01/2032		4,300	4,056
5.800% due 10/01/2035		2,176	2,176

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.375% due 04/01/2036		5,146	5,330
6.700% due 08/15/2037		3,600	3,821
7.000% due 04/01/2038		2,978	3,286
Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,855
4.500% due 04/01/2042		6,104	5,189
AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,766
3.500% due 09/15/2053		$65,212	43,952
3.550% due 09/15/2055		124,782	84,007
3.650% due 06/01/2051		11,750	8,306
3.650% due 09/15/2059		272,668	180,786
3.800% due 12/01/2057		215,880	149,128
3.850% due 06/01/2060		28,820	19,991
Atmos Energy Corp.
3.375% due 09/15/2049		5,000	3,454
4.125% due 03/15/2049		5,300	4,174
4.300% due 10/01/2048		16,200	13,348
Avista Corp. 4.000% due 04/01/2052		12,800	9,571
Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,051
3.200% due 09/15/2049		2,400	1,588
5.400% due 06/01/2053		7,000	6,671
Bell Telephone Co. of Canada 5.100% due 05/11/2033		1,000	972
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,688
4.450% due 01/15/2049		24,790	20,481
4.500% due 02/01/2045		580	504
4.600% due 05/01/2053		18,900	15,746
6.125% due 04/01/2036		5,200	5,474
BG Energy Capital PLC 5.125% due 10/15/2041		30,145	28,233
Black Hills Corp.
4.200% due 09/15/2046 (j)		4,284	3,376
6.000% due 01/15/2035		5,625	5,804
Boston Gas Co.
4.487% due 02/15/2042		7,784	6,440
6.119% due 07/20/2053		17,500	17,267
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	5,927
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,775
3.350% due 04/01/2051		13,900	9,541
3.600% due 03/01/2052		16,270	11,630
4.950% due 04/01/2033		7,000	6,852
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	334
Cleco Power LLC 6.000% due 12/01/2040		18,175	18,242
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	7,110
CMS Energy Corp. 4.700% due 03/31/2043		3,837	3,270
Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054		10,000	9,413
6.497% due 08/15/2043		4,675	4,871
6.544% due 11/15/2053		20,000	20,979
6.714% due 08/15/2063		9,800	10,432
Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,358
3.125% due 03/15/2051		17,300	11,254
3.850% due 03/15/2052		8,400	6,258
Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	4,050
4.000% due 04/01/2048		1,300	1,021
4.300% due 04/15/2044		13,009	10,891
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	3,841
3.600% due 06/15/2061		22,385	15,222
4.125% due 05/15/2049		18,110	14,298
4.200% due 03/15/2042		5,000	4,187
4.300% due 12/01/2056		1,270	991
4.500% due 05/15/2058		33,831	27,249
5.700% due 06/15/2040		4,900	4,935
5.900% due 11/15/2053		6,720	6,816
Constellation Energy Generation LLC
5.600% due 06/15/2042		21,664	20,930
5.750% due 03/15/2054		10,200	9,929
5.800% due 03/01/2033		10,871	11,114
6.250% due 10/01/2039		12,875	13,448
6.500% due 10/01/2053		6,850	7,265
Consumers Energy Co.
4.050% due 05/15/2048		8,100	6,459
4.100% due 11/15/2045		2,150	1,703

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.350% due 04/15/2049	14,000	11,651
Dayton Power & Light Co. 3.950% due 06/15/2049	11,000	8,148
Dominion Energy, Inc.
2.250% due 08/15/2031	12,500	10,423
4.600% due 03/15/2049	4,046	3,341
4.850% due 08/15/2052	17,000	14,617
5.375% due 11/15/2032	934	936
DTE Electric Co.
3.250% due 04/01/2051	8,400	5,753
3.650% due 03/01/2052	5,600	4,117
3.950% due 06/15/2042	500	401
4.300% due 07/01/2044	9,150	7,742
5.400% due 04/01/2053	14,000	13,593
Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,117
3.200% due 08/15/2049	16,000	10,712
3.450% due 04/15/2051	5,600	3,870
3.550% due 03/15/2052	8,000	5,640
3.700% due 12/01/2047	15,355	11,388
3.750% due 06/01/2045	4,358	3,340
3.875% due 03/15/2046	2,034	1,586
3.950% due 03/15/2048	9,915	7,625
4.000% due 09/30/2042	3,500	2,855
4.250% due 12/15/2041	16,400	13,950
4.950% due 01/15/2033	2,500	2,460
5.350% due 01/15/2053	11,400	10,857
Duke Energy Corp.
3.300% due 06/15/2041	3,025	2,223
3.500% due 06/15/2051	4,450	3,011
3.950% due 08/15/2047	4,670	3,486
4.200% due 06/15/2049	5,000	3,883
6.100% due 09/15/2053	8,396	8,541
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,094
5.650% due 04/01/2040	6,000	6,052
Duke Energy Indiana LLC 5.400% due 04/01/2053	14,500	13,753
Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	799
5.650% due 04/01/2053	2,000	1,962
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	14,497
3.600% due 09/15/2047	44,900	32,708
4.000% due 04/01/2052	3,687	2,834
4.100% due 03/15/2043	6,026	4,946
5.250% due 03/15/2033	9,850	9,876
5.350% due 03/15/2053	9,300	8,833
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,205
E.ON International Finance BV 6.650% due 04/30/2038	1,520	1,613
Edison International 8.125% due 06/15/2053 •	7,200	7,441
Electricite de France SA
4.950% due 10/13/2045	19,324	17,035
5.000% due 09/21/2048	12,622	11,036
6.000% due 04/22/2064	31,474	30,452
6.000% due 01/22/2114 (j)	17,924	16,968
6.250% due 05/23/2033	10,000	10,489
6.900% due 05/23/2053	8,492	9,119
9.125% due 03/15/2033 •(g)	5,400	6,104
Enel Finance America LLC 2.875% due 07/12/2041	18,100	12,241
Enel Finance International NV
4.750% due 05/25/2047	39,580	33,767
5.500% due 06/26/2034	2,300	2,279
7.750% due 10/14/2052	13,700	16,154
Entergy Arkansas LLC
2.650% due 06/15/2051	9,375	5,538
3.350% due 06/15/2052	7,400	4,965
4.200% due 04/01/2049	5,800	4,607
5.750% due 06/01/2054	10,000	9,908
Entergy Corp. 3.750% due 06/15/2050 (j)	13,000	9,235
Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,045
5.000% due 09/01/2033	6,800	6,669
Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,552
5.000% due 09/15/2052	11,900	10,690
5.800% due 09/01/2053	2,200	2,207
Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	5,744
5.700% due 03/15/2053	6,500	6,409

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

EvergyMetro, Inc.
4.125% due 04/01/2049		15,431	12,037
4.200% due 06/15/2047		1,200	957
Eversource Energy
3.350% due 03/15/2026		2,838	2,780
5.125% due 05/15/2033		3,976	3,865
Exelon Corp.
5.600% due 03/15/2053		21,450	20,665
5.625% due 06/15/2035		2,529	2,542
Fells Point Funding Trust 3.046% due 01/31/2027		20,000	19,242
FirstEnergy Corp. 3.400% due 03/01/2050		7,500	5,097
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,411
4.550% due 04/01/2049		2,969	2,500
5.450% due 07/15/2044		10,100	9,689
Florida Power & Light Co.
2.875% due 12/04/2051		3,219	2,014
3.700% due 12/01/2047		16,800	12,665
4.050% due 10/01/2044		4,200	3,426
5.300% due 04/01/2053		6,816	6,500
FORESEA Holding SA 7.500% due 06/15/2030		1,851	1,784
Gazprom PJSC Via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	125
2.950% due 01/27/2029		$21,000	10,815
Georgia Power Co.
3.250% due 03/15/2051		25,300	17,084
4.750% due 09/01/2040		1,425	1,304
5.125% due 05/15/2052 (j)		35,900	33,344
5.400% due 06/01/2040		9,085	8,802
Idaho Power Co.
4.850% due 08/15/2040		8,000	7,066
5.500% due 03/15/2053		24,978	24,029
Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	12,887
4.250% due 08/15/2048		5,000	3,964
4.550% due 03/15/2046		500	424
5.625% due 04/01/2053		13,219	12,895
Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	30,292
5.700% due 04/01/2054		3,600	3,547
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	5,308
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	13,702
Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,104
6.150% due 06/01/2037		8,562	8,993
Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,327
4.375% due 10/01/2045		7,100	5,892
5.125% due 11/01/2040		14,500	13,751
5.450% due 04/15/2033		10,000	10,126
KeySpan Gas East Corp. 3.586% due 01/18/2052		14,200	9,478
Liberty Utilities Co. 5.869% due 01/31/2034		10,000	10,029
Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,512
5.450% due 04/15/2033		15,000	15,188
Massachusetts Electric Co. 5.867% due 02/26/2054		9,100	9,081
MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	607
3.150% due 04/15/2050		1,200	809
3.650% due 08/01/2048		6,000	4,453
3.950% due 08/01/2047		8,262	6,469
4.250% due 07/15/2049		5,300	4,302
4.400% due 10/15/2044		500	428
5.300% due 02/01/2055		17,000	16,080
5.350% due 01/15/2034		5,000	5,067
5.850% due 09/15/2054		19,415	19,754
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	11,974
Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,137
4.250% due 03/15/2042		7,400	6,192
Monongahela Power Co. 5.400% due 12/15/2043		9,061	8,603
National Grid PLC
2.949% due 03/30/2030	EUR	9,700	9,955
5.809% due 06/12/2033		$3,700	3,776
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	5,746

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

NevadaPower Co. 6.000% due 03/15/2054	5,000	5,112
New York State Electric & Gas Corp. 3.300% due 09/15/2049	8,800	5,732
NGPL PipeCo LLC
3.250% due 07/15/2031	11,864	10,240
7.768% due 12/15/2037	1,100	1,233
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,850	3,103
5.664% due 01/17/2054	1,665	1,617
5.783% due 09/16/2052	10,550	10,371
NiSource, Inc.
3.950% due 03/30/2048 (j)	6,830	5,208
4.375% due 05/15/2047	14,845	12,210
5.650% due 02/01/2045	8,640	8,473
5.800% due 02/01/2042	6,723	6,543
Northern States Power Co.
2.600% due 06/01/2051	187	112
4.500% due 06/01/2052	6,800	5,724
5.400% due 03/15/2054	6,881	6,642
5.650% due 06/15/2054	2,000	1,999
NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,273
4.550% due 06/01/2052	5,900	4,946
4.950% due 09/15/2052	9,200	8,249
Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,576
4.500% due 04/01/2047	35,100	28,790
5.050% due 10/01/2048	28,500	25,149
5.250% due 09/01/2050	25,000	22,584
Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,010
6.875% due 07/15/2036	3,500	3,870
8.250% due 10/15/2038	1,000	1,239
Ohio Power Co.
2.900% due 10/01/2051	5,600	3,388
5.000% due 06/01/2033	7,600	7,354
Oklahoma Gas & Electric Co. 5.850% due 06/01/2040	4,000	4,012
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	6,000	3,934
4.100% due 11/15/2048	421	335
4.600% due 06/01/2052	3,000	2,516
4.950% due 09/15/2052	5,444	4,867
5.250% due 09/30/2040	15,100	14,689
5.300% due 06/01/2042	600	577
7.250% due 01/15/2033	1,900	2,154
7.500% due 09/01/2038	2,590	3,048
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,682
4.250% due 09/24/2027	2,000	1,971
4.450% due 09/01/2049	6,000	4,704
4.750% due 10/15/2031	5,000	4,839
4.950% due 07/13/2047	4,900	4,163
5.050% due 11/01/2034	15,000	14,356
5.200% due 07/15/2048	67,423	59,471
5.700% due 11/01/2054	29,590	27,850
5.850% due 11/01/2064	30,000	28,096
6.050% due 09/01/2033	10,000	10,296
6.625% due 09/01/2053	35,000	36,833
7.150% due 01/15/2051	7,000	7,638
Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	19,595
3.150% due 01/01/2026	19,651	19,317
3.250% due 06/01/2031	9,500	8,436
3.300% due 03/15/2027	4,910	4,741
3.300% due 12/01/2027	8,000	7,646
3.300% due 08/01/2040	11,300	8,464
3.500% due 08/01/2050	68,788	47,181
3.750% due 08/15/2042	18,181	13,707
3.950% due 12/01/2047	12,183	9,110
4.000% due 12/01/2046	22,370	16,922
4.200% due 06/01/2041	2,000	1,633
4.250% due 03/15/2046	26,543	21,033
4.300% due 03/15/2045	9,100	7,291
4.500% due 07/01/2040	22,679	19,605
4.500% due 12/15/2041	27,149	22,232
4.600% due 06/15/2043	19,804	16,728
4.650% due 08/01/2028	12,000	11,834
4.750% due 02/15/2044	15,157	12,980
4.950% due 07/01/2050	32,577	28,327
5.250% due 03/01/2052	2,000	1,799
6.700% due 04/01/2053	30,696	33,265
PacifiCorp
2.700% due 09/15/2030	1,200	1,061
2.900% due 06/15/2052	23,756	14,153

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.300% due 03/15/2051	17,431	11,334
4.125% due 01/15/2049	6,400	4,974
4.150% due 02/15/2050	5,545	4,285
5.300% due 02/15/2031	3,800	3,836
5.350% due 12/01/2053	27,100	24,942
5.450% due 02/15/2034	11,800	11,731
5.500% due 05/15/2054	15,008	14,043
5.800% due 01/15/2055	15,537	15,115
6.250% due 10/15/2037	10,000	10,522
PECO Energy Co.
2.800% due 06/15/2050	6,500	4,065
4.150% due 10/01/2044	8,900	7,359
4.600% due 05/15/2052	9,400	8,114
4.800% due 10/15/2043	1,185	1,055
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050 (j)	14,100	9,828
4.875% due 07/17/2049	11,200	9,092
6.250% due 01/25/2049	1,200	1,183
PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	4,968
5.256% due 01/15/2040	5,000	4,984
5.536% due 07/15/2049	8,000	7,991
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,012
5.050% due 05/15/2052	5,000	4,392
5.100% due 02/15/2035	7,000	6,790
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,737
Plains All American Pipeline LP
5.150% due 06/01/2042	300	267
5.700% due 09/15/2034	14,728	14,708
6.700% due 05/15/2036	3,073	3,246
PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,030
5.200% due 07/15/2041	5,500	5,184
Progress Energy, Inc. 7.750% due 03/01/2031	5,000	5,661
Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	6,983
3.800% due 06/15/2047	5,000	3,715
3.950% due 03/15/2043	1,500	1,173
4.100% due 06/15/2048	4,000	3,139
4.500% due 06/01/2052	4,600	3,817
5.250% due 04/01/2053	13,700	12,740
5.350% due 05/15/2034	15,000	15,028
5.750% due 05/15/2054	9,700	9,690
6.250% due 09/01/2037	700	741
Public Service Co. of New Hampshire 3.600% due 07/01/2049	4,700	3,422
Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,460
6.625% due 11/15/2037	1,135	1,215
Public Service Electric & Gas Co. 4.850% due 08/01/2034	10,002	9,732
Puget Energy, Inc. 4.100% due 06/15/2030	6,010	5,673
Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,057
5.448% due 06/01/2053	4,400	4,205
5.764% due 07/15/2040	8,200	8,100
Rio Oil Finance Trust 9.750% due 01/06/2027	3,514	3,649
San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	9,969
3.320% due 04/15/2050	10,305	6,999
3.700% due 03/15/2052	15,130	10,989
3.750% due 06/01/2047	7,550	5,667
3.950% due 11/15/2041	1,968	1,571
4.100% due 06/15/2049	18,761	14,774
4.150% due 05/15/2048	12,140	9,687
4.500% due 08/15/2040	2,600	2,334
5.350% due 04/01/2053	23,586	22,221
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	32,700	30,628
5.500% due 04/08/2044	37,700	36,881
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,000	2,833
Sempra
3.250% due 06/15/2027	1,100	1,059
6.000% due 10/15/2039	15,145	15,465
Sierra Pacific Power Co. 5.900% due 03/15/2054	4,800	4,805
Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,810
2.950% due 02/01/2051	13,000	8,183
3.450% due 02/01/2052	14,000	9,478

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.650% due 02/01/2050		12,765	9,129
3.650% due 06/01/2051		31,200	22,195
3.900% due 12/01/2041		42,994	33,676
3.900% due 03/15/2043		6,655	5,255
4.000% due 04/01/2047		105,850	81,603
4.050% due 03/15/2042		3,834	3,105
4.125% due 03/01/2048		26,468	20,625
4.650% due 10/01/2043		40,550	35,298
4.875% due 03/01/2049		8,096	7,085
5.150% due 06/01/2029		9,890	9,956
5.200% due 06/01/2034		9,400	9,308
5.750% due 04/01/2035		8,073	8,261
6.000% due 01/15/2034		5,900	6,195
6.050% due 03/15/2039		12,000	12,424
6.650% due 04/01/2029		6,995	7,387
Southern California Gas Co.
3.750% due 09/15/2042		4,900	3,843
3.950% due 02/15/2050		8,127	6,184
4.300% due 01/15/2049		1,942	1,580
5.050% due 09/01/2034		17,850	17,602
5.125% due 11/15/2040		1,300	1,239
5.200% due 06/01/2033		3,500	3,484
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,131
5.875% due 03/15/2041		7,500	7,614
Southern Power Co. 5.250% due 07/15/2043		1,000	930
Southwest Gas Corp. 4.050% due 03/15/2032		11,261	10,465
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	869
3.250% due 11/01/2051		550	349
3.850% due 02/01/2048		20,000	14,480
5.300% due 04/01/2033		7,000	6,926
6.200% due 03/15/2040		14,340	14,828
Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	11,709
3.700% due 08/15/2047		3,465	2,521
3.750% due 06/15/2049		4,000	2,906
5.150% due 06/01/2052		13,000	11,624
6.000% due 10/01/2036		2,000	2,039
6.000% due 06/01/2054		13,170	13,329
SW Finance PLC 7.000% due 04/16/2040	GBP	19,300	21,446
System Energy Resources, Inc. 6.000% due 04/15/2028		$5,000	5,142
T-Mobile USA, Inc. 6.000% due 06/15/2054		2,550	2,587
Tampa Electric Co. 4.450% due 06/15/2049		18,500	15,265
Targa Resources Partners LP 4.875% due 02/01/2031		12,800	12,368
Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,343
6.150% due 05/15/2037		4,900	5,180
Union Electric Co.
3.900% due 04/01/2052		31,000	23,768
5.125% due 03/15/2055		8,300	7,611
5.450% due 03/15/2053		15,600	14,972
Verizon Communications, Inc.
2.100% due 03/22/2028		124	114
2.850% due 09/03/2041		1,100	761
2.875% due 11/20/2050		200	123
2.987% due 10/30/2056		31,103	18,464
3.000% due 11/20/2060		2,100	1,216
3.400% due 03/22/2041 (j)		9,422	7,131
3.700% due 03/22/2061		1,400	950
3.850% due 11/01/2042		14,860	11,691
3.875% due 03/01/2052 (j)		29,380	21,711
4.862% due 08/21/2046		5,720	5,110
5.050% due 05/09/2033		265	262
5.500% due 02/23/2054		2,775	2,658
Virginia Electric & Power Co.
3.800% due 09/15/2047		12,700	9,534
4.000% due 11/15/2046		10,600	8,244
4.600% due 12/01/2048		4,744	4,009
5.350% due 01/15/2054		10,000	9,418
5.450% due 04/01/2053		15,000	14,322
5.550% due 08/15/2054		8,376	8,107
6.000% due 05/15/2037		400	416
Vistra Operations Co. LLC
5.700% due 12/30/2034		3,000	2,970
6.000% due 04/15/2034		4,100	4,157
6.950% due 10/15/2033		5,067	5,465
Vodafone Group PLC
4.875% due 06/19/2049		25,855	22,304

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.125% due 06/19/2059	22,200	19,235
5.750% due 06/28/2054	18,873	18,220
5.875% due 06/28/2064	17,754	17,195
6.250% due 11/30/2032	2,650	2,848
7.000% due 04/04/2079 •	5,700	5,846
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,006
Wisconsin Electric Power Co. 5.700% due 12/01/2036	220	228
Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	13,045
3.300% due 09/01/2049	3,100	2,142
Xcel Energy, Inc.
4.600% due 06/01/2032	9,941	9,468
5.450% due 08/15/2033	10,000	9,925
6.500% due 07/01/2036	6,900	7,389

		4,248,804

Total Corporate Bonds & Notes (Cost $22,263,025)		19,628,255

MUNICIPAL BONDS & NOTES 2.6%
CALIFORNIA 0.9%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	7,866
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	5,080
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	32,841
7.043% due 04/01/2050	15,775	18,104
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	4,787
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	2,661
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,527
7.550% due 04/01/2039	3,607	4,269
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	8,935
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	10,034
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,114
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	780	725
3.714% due 06/01/2041	13,800	10,649
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	2,450	2,634
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	14,200	15,367
7.618% due 08/01/2040	5,200	6,063
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	441
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	1,845
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	102
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	2,160
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	890	987
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	553
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	4,627
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	26,987
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,234
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	1,862
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	27,844	23,182
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	7,803	6,374

		209,010

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,242	2,395

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.655% due 04/01/2057	41,292	44,350

		46,745

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	925
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	14,975	16,509
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	4,859	4,859
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,620	2,747
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	5,189

		30,229

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	1,900

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	2,670	2,753

MICHIGAN 0.2%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	16,800	12,398
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	10,716
2.562% due 04/01/2050	7,000	4,320
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	7,400	5,817

		33,251

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2036 (d)	6,375	3,448

NEW JERSEY 0.0%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	920	1,028

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	5,265

NEW YORK 0.4%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	6,532
5.508% due 08/01/2037	800	789
5.572% due 11/01/2038	9,000	8,948
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	470	473
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,186
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	496
5.389% due 03/15/2040	200	194
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	2,759
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	8,410	8,498
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	512
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	186
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	70,785
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	2,677

		104,035

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009 6.449% due 02/15/2044	1,000	1,053
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,200
7.734% due 02/15/2033	7,325	8,354

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

8.084% due 02/15/2050	40,725	51,400
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	57

		62,064

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,256

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	15,417
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	19,795	12,946
0.000% due 02/15/2035 (d)	8,205	4,764
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	23,173	23,236
5.169% due 04/01/2041	25,300	24,942
Texas Transportation Commission State Highway Revenue Bonds, Series 2010 5.178% due 04/01/2030	16,000	16,160
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	5,201

		102,666

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,313

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,900	1,022
0.000% due 04/01/2037 (d)	2,150	1,086
0.000% due 04/01/2038 (d)	2,800	1,328
0.000% due 04/01/2039 (d)	2,500	1,113

		4,549

Total Municipal Bonds & Notes (Cost $654,938)		620,512

U.S. GOVERNMENT AGENCIES 24.9%
Freddie Mac
4.308% due 10/25/2052 ~	18,275	14,920
4.776% due 08/15/2032 ~	2	2
Ginnie Mae
4.500% due 09/15/2033	4	3
8.500% due 09/15/2030	2	2
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	6,157	5,529
4.000% due 10/01/2040 - 08/01/2049	581	540
5.500% due 08/01/2054 - 01/01/2055	40,012	39,508
7.000% due 11/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	192,090	163,187
3.500% due 02/01/2055	91,500	80,924
4.000% due 01/01/2055 - 03/01/2055	1,589,650	1,453,541
4.500% due 02/01/2055 - 03/01/2055	1,294,700	1,217,059
5.000% due 01/01/2055 - 02/01/2055	1,044,900	1,008,199
5.500% due 01/01/2055 - 02/01/2055	1,584,200	1,562,641
6.000% due 01/01/2055 - 02/01/2055	429,900	431,546
6.500% due 02/01/2055	89,800	91,586

Total U.S. Government Agencies (Cost $6,098,710)		6,069,188

U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Bonds
1.875% due 02/15/2041 (j)(l)	867,000	581,168
2.375% due 02/15/2042 (j)(l)	673,100	479,428
2.500% due 02/15/2045 (j)(l)	498,818	346,247
2.500% due 02/15/2046 (j)(l)	185,185	126,695
2.500% due 05/15/2046 (j)(l)(n)	189,000	128,756
2.750% due 11/15/2042 (j)(l)	100,000	74,773
2.750% due 08/15/2047 (j)(l)	216,500	152,324
2.750% due 11/15/2047 (j)(l)	100,512	70,561
2.875% due 08/15/2045 (j)(l)	170,392	125,739
2.875% due 05/15/2049 (j)(l)	597,100	423,430
2.875% due 05/15/2052 (j)(l)(n)	47,343	33,120
3.000% due 08/15/2048 (j)(l)	145,464	106,294
3.125% due 02/15/2043 (j)(l)	321,900	254,379
3.125% due 05/15/2048 (j)(l)	91,885	68,853
3.250% due 05/15/2042 (j)	190,286	154,855
3.375% due 08/15/2042 (j)(l)	151,500	125,109
3.875% due 02/15/2043 (j)(l)(n)	128,300	113,253

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.875% due 05/15/2043	330,600	291,072
4.000% due 11/15/2052 (j)(l)(n)	210,654	183,569
4.250% due 02/15/2054 (j)	189,500	172,931
4.250% due 08/15/2054 (j)	176,000	160,765
4.500% due 11/15/2054 (j)	343,700	327,747
4.625% due 05/15/2054 (j)	249,800	242,783
U.S. Treasury Inflation Protected Securities(f)
0.125% due 02/15/2052 (l)	93,891	51,006
1.500% due 02/15/2053 (j)(l)	336,080	269,434
2.125% due 02/15/2054	56,364	52,219
U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	15,250
0.000% due 02/15/2042 (a)(l)	17,670	7,434
0.000% due 05/15/2042 (a)	21,000	8,725
0.000% due 11/15/2042 (a)	26,900	10,891

Total U.S. Treasury Obligations (Cost $6,389,513)		5,158,810

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	16,524
BANK 2.283% due 09/15/2064	7,400	6,702
BIG Commercial Mortgage Trust 5.739% due 02/15/2039 •	5,111	5,104
BX Trust 5.410% due 02/15/2039 •	10,623	10,631
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	6,893	6,948
Countrywide Home Loan Mortgage Pass-Through Trust 5.113% due 02/25/2035 •	7	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.912% due 07/15/2038 •	3,000	2,680
DC Commercial Mortgage Trust 6.314% due 09/12/2040	2,000	2,053
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	6,124
4.248% due 07/05/2033	6,100	5,731
4.994% due 04/15/2037 •	976	956
Merrill Lynch Mortgage Investors Trust
5.542% due 01/25/2029 •	12	12
6.003% due 03/25/2028 •	2	2
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039	9,900	8,997
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	8,102	7,719
6.864% due 10/25/2063 þ	5,747	5,813
One New York Plaza Trust 5.462% due 01/15/2036 •	8,000	7,640
OPEN Trust 7.486% due 11/15/2040 •	3,945	3,984
PRKCM Trust 7.225% due 11/25/2058 þ	1,066	1,087
Structured Adjustable Rate Mortgage Loan Trust 5.873% due 09/25/2034 ~	93	90
Towd Point Mortgage Trust 5.453% due 05/25/2058 •	921	943
VASA Trust 5.412% due 07/15/2039 •	1,000	953

Total Non-Agency Mortgage-Backed Securities (Cost $106,908)		100,700

ASSET-BACKED SECURITIES 1.2%
CMBS OTHER 0.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •	12,034	12,063
LoanCore Issuer Ltd. 5.812% due 07/15/2036 •	1,403	1,409
MF1 LLC 6.103% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 5.570% due 10/16/2036 •	10,749	10,725
PFP Ltd. 6.315% due 09/17/2039 •	4,683	4,722

		29,922

HOME EQUITY OTHER 0.1%
Finance America Mortgage Loan Trust 5.323% due 11/25/2034 •	3,649	3,579
Morgan Stanley ABS Capital, Inc. Trust 5.308% due 03/25/2034 •	2,388	2,389
Soundview Home Loan Trust 4.913% due 06/25/2036 •	4,875	4,646

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

StructuredAsset Securities Corp. Mortgage Loan Trust 6.453% due 08/25/2037 •	29	29

		10,643

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.862% due 11/26/2036 •	112	110

OTHER ABS 1.0%
AASET Trust 3.844% due 01/16/2038	4,940	3,766
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	5,287	4,897
Allegro CLO Ltd. 5.867% due 01/19/2033 •	1,000	1,001
Ares CLO Ltd. 5.967% due 04/17/2033 •	17,100	17,134
Atlas Senior Loan Fund Ltd. 5.846% due 10/23/2032 •	7,000	7,016
BlueMountain CLO Ltd. 5.816% due 10/25/2030 •	10,275	10,295
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •	4,944	4,953
CIFC Funding Ltd. 5.829% due 04/20/2030 •	2,049	2,053
CQS U.S. CLO Ltd. 6.467% due 07/20/2031 •	6,747	6,756
Dryden Senior Loan Fund
5.767% due 10/19/2029 •	8,348	8,365
5.806% due 07/15/2030 •	8,439	8,456
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •	7,428	7,437
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,712	2,627
KKR CLO Ltd. 6.098% due 01/15/2031 •	3,995	4,004
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	11,534	11,166
LCM LP 5.899% due 04/20/2031 •	3,908	3,915
Madison Park Funding Ltd. 5.869% due 04/20/2032 •	1,646	1,651
MAPS Ltd. 4.212% due 05/15/2043	1,423	1,414
Marathon CLO Ltd. 5.997% due 01/20/2033 •	19,000	19,023
Marble Point CLO Ltd. 5.817% due 01/20/2032 •	7,860	7,871
METAL LLC 4.581% due 10/15/2042	10,018	6,772
Octagon Investment Partners Ltd. 5.767% due 10/20/2030 •	7,392	7,403
Pikes Peak CLO
5.852% due 10/11/2034 •	3,000	3,008
5.866% due 07/15/2034 •	3,000	3,008
Rad CLO Ltd. 6.216% due 01/25/2033 •	22,100	22,142
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	1,730	1,691
Start Ltd. 4.089% due 03/15/2044	3,133	3,083
Symphony CLO Ltd. 5.826% due 01/23/2032 •	3,485	3,494
TIAA CLO Ltd. 5.757% due 01/20/2032 •	2,046	2,049
Trinitas CLO Ltd. 5.996% due 04/25/2033 •	4,900	4,905
Venture CLO Ltd.
6.009% due 04/20/2032 •	7,547	7,563
6.178% due 01/15/2032 •	2,753	2,759
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	25,000	24,539
3.706% due 02/15/2057	7,100	6,197
Voya CLO Ltd.
5.817% due 07/20/2032 •	4,300	4,305
5.989% due 10/17/2032 •	2,000	2,003
Wind River CLO Ltd.
5.894% due 10/18/2030 •	1,560	1,562

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.944% due 07/18/2031 •		1,725	1,728

			242,011

Total Asset-Backed Securities (Cost $288,432)			282,686

SOVEREIGN ISSUES 3.3%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	32,579
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	34,419
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		11,500	11,719
Chile Government International Bond 4.000% due 01/31/2052 (j)		3,200	2,393
Colombia Government International Bond 6.125% due 01/18/2041		200	164
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	20,299
3.125% due 04/16/2030		13,700	12,589
3.125% due 09/30/2049		5,200	3,464
3.875% due 04/16/2050		12,600	9,641
Israel Government International Bond
3.800% due 05/13/2060		2,100	1,364
3.875% due 07/03/2050		18,000	12,752
4.125% due 01/17/2048		13,300	10,148
4.500% due 04/03/2120		4,600	3,215
5.375% due 03/12/2029		5,000	4,991
5.500% due 03/12/2034 (j)		5,000	4,903
5.750% due 03/12/2054		20,000	18,323
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	1,452,703	58,717
3.000% due 12/03/2026 (f)		128,484	5,819
3.771% due 05/24/2061		$59,442	33,864
4.000% due 11/30/2028 (f)	MXN	592,528	26,928
4.000% due 08/24/2034 (f)		543,237	23,137
6.338% due 05/04/2053		$1,564	1,398
6.400% due 05/07/2054		25,000	22,443
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,900	1,546
5.375% due 02/08/2035		$1,800	1,733
5.400% due 08/12/2034	PEN	386,400	94,040
5.875% due 08/08/2054		$1,400	1,339
6.150% due 08/12/2032	PEN	45,646	12,073
6.900% due 08/12/2037		14,700	3,906
6.950% due 08/12/2031		79,054	22,178
7.300% due 08/12/2033		14,600	4,102
Poland Government International Bond 5.500% due 04/04/2053		$12,600	11,652
Qatar Government International Bond
4.400% due 04/16/2050		6,800	5,774
5.103% due 04/23/2048		28,900	27,472
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	7,894
2.875% due 04/13/2042		9,100	6,124
3.750% due 02/07/2034		2,900	2,579
5.250% due 05/30/2032		8,700	8,803
5.625% due 02/22/2036		4,900	4,883
5.625% due 05/30/2037		9,700	9,646
Saudi Government International Bond
3.450% due 02/02/2061		$13,100	7,979
4.500% due 10/26/2046		47,700	38,535
4.625% due 10/04/2047		14,800	12,113
5.000% due 04/17/2049		15,000	13,011
5.000% due 01/18/2053		25,000	21,170
5.750% due 01/16/2054		34,400	32,168
South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,807
5.750% due 09/30/2049		38,900	29,205
Ukraine Government International Bond
0.000% due 02/01/2030 þ(e)		25	14
0.000% due 02/01/2034 þ(e)		93	39
0.000% due 02/01/2035 þ(e)		79	47
0.000% due 02/01/2036 þ(e)		65	39
1.750% due 02/01/2034 þ		137	77
1.750% due 02/01/2035 þ		182	101
1.750% due 02/01/2036 þ		137	74

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

UnitedKingdom Gilt 4.375% due 07/31/2054	GBP	63,800	70,776

Total Sovereign Issues (Cost $973,943)			813,168

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNEQ Holdings, Inc.«(b)(i)		14,866	60

INDUSTRIALS 0.0%
Forsea Holding SA«		179,471	4,509

Total Common Stocks (Cost $3,878)			4,569

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	24,125

Total Convertible Preferred Securities (Cost $24,500)			24,125

PREFERRED SECURITIES 2.7%
BANKING & FINANCE 2.6%
American Express Co. 3.550% due 09/15/2026 •(g)		6,400,000	6,128
Banco Santander SA 8.000% due 02/01/2034 •(g)(h)		15,000,000	15,547
Bank of America Corp. 5.875% due 03/15/2028 •(g)		93,500,000	93,751
Capital One Financial Corp. 3.950% due 09/01/2026 •(g)		10,550,000	10,065
Charles Schwab Corp.
4.000% due 06/01/2026 •(g)		11,000,000	10,640
4.000% due 12/01/2030 •(g)		57,000,000	49,203
5.000% due 12/01/2027 •(g)		8,150,000	7,805
Citigroup, Inc.
3.875% due 02/18/2026 •(g)		40,000,000	38,814
4.000% due 12/10/2025 •(g)		3,000,000	2,930
4.700% due 01/30/2025 •(g)		300,000	299
7.000% due 08/15/2034 •(g)		17,100,000	18,070
7.125% due 08/15/2029 •(g)		9,000,000	9,182
7.200% due 05/15/2029 •(g)		9,400,000	9,774
7.625% due 11/15/2028 •(g)		5,100,000	5,323
CoBank ACB
4.250% due 01/01/2027 •(g)		12,600,000	12,034
6.450% due 10/01/2027 •(g)		15,000,000	15,075
7.125% due 01/01/2030 •(g)		15,000,000	15,243
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)		8,500,000	8,099
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(g)		4,000,000	4,200
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(g)		21,900,000	20,967
6.125% due 11/10/2034 •(g)		32,000,000	31,632
7.500% due 02/10/2029 •(g)		3,500,000	3,689
7.500% due 05/10/2029 •(g)		10,000,000	10,469
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)		26,000,000	25,280
4.000% due 04/01/2025 •(g)		12,700,000	12,621
4.600% due 02/01/2025 •(g)		37,600,000	37,518
4.625% due 06/01/2026 (g)		829,000	17,268
6.875% due 06/01/2029 •(g)		18,050,000	18,984
MetLife Capital Trust 7.875% due 12/15/2037		23,640,000	25,843
Morgan Stanley 6.500% due 10/15/2027 (g)		618,300	15,903
Nationwide Building Society 10.250% ~		3,993	651
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(g)		2,700,000	2,537
6.250% due 03/15/2030 •(g)		1,100,000	1,114
State Street Corp. 6.700% due 03/15/2029 •(g)		11,900,000	12,149
U.S. Bancorp 5.300% due 04/15/2027 •(g)		13,555,000	13,377
Wells Fargo & Co.
3.900% due 03/15/2026 •(g)		36,874,000	35,827

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.850% due 09/15/2029 •(g)	20,000,000	20,633

		638,644

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (d)	516,000	10
11.000% due 11/07/2032	16,945	8,473

		8,483

UTILITIES 0.0%
Sempra Energy 4.875% due 10/15/2025 •(g)	7,450,000	7,385

Total Preferred Securities (Cost $684,913)		654,512

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
4.465% due 01/16/2025 - 03/20/2025 (c)(d)(j)(l)(n)	$14,190	14,113

Total Short-Term Instruments (Cost $14,111)		14,113

Total Investments in Securities (Cost $37,654,773)		33,520,240

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	30,673,294	298,666

Total Short-Term Instruments (Cost $298,532)		298,666

Total Investments in Affiliates (Cost $298,532)		298,666

Total Investments 138.8% (Cost $37,953,305)		$33,818,906
Financial Derivative Instruments(k)(m)0.0%(Cost or Premiums, net $383,069)		12,948
Other Assets and Liabilities, net (38.8)%		(9,459,181)

Net Assets 100.0%		$24,372,673

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Security did not produce income within the last twelve months.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Security becomes interest bearing at a future date.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNEQ Holdings, Inc.		04/26/2022		$289	$60	0.00%
Morgan Stanley	0.000%	04/02/2032	02/11/2020 - 08/23/2021	54,931	40,432	0.17
National Football League	5.580	10/05/2033	03/14/2024	10,000	9,955	0.04
National Football League	5.680	10/05/2035	03/14/2024	5,000	4,979	0.02
National Football League	5.890	10/05/2043	03/14/2024	5,000	4,952	0.02
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,040	0.11
Project Alpha Intermediate Holding, Inc.	5.301	07/15/2025	10/16/2024	5,972	5,697	0.02

				$105,192	$92,115	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.330%	01/02/2025	01/07/2025		$(158,751)	$(158,751)
	4.540	01/02/2025	01/03/2025		(185,710)	(185,710)
BOS	4.550	12/20/2024	01/31/2025		(942)	(944)
BPS	3.800	12/20/2024	TBD(2)		(5,494)	(5,502)
BRC	(1.000)	12/31/2024	TBD(2)		(2,377)	(2,378)
	2.500	12/20/2024	TBD(2)		(755)	(755)
	3.250	12/20/2024	TBD(2)		(1,216)	(1,217)
	3.500	12/20/2024	TBD(2)		(4,100)	(4,105)
	3.750	12/20/2024	TBD(2)		(5,022)	(5,029)
	4.150	12/23/2024	TBD(2)		(892)	(893)
	4.200	12/20/2024	TBD(2)		(8,966)	(8,979)
	4.250	12/20/2024	TBD(2)		(5,335)	(5,344)
	4.300	12/20/2024	TBD(2)		(19,904)	(19,935)
	4.400	12/20/2024	TBD(2)		(148,706)	(148,942)
JML	2.250	12/20/2024	TBD(2)		(2,829)	(2,832)
	2.500	12/20/2024	TBD(2)		(566)	(566)
	2.750	12/20/2024	TBD(2)		(951)	(952)
JPS	4.150	12/20/2024	01/31/2025		(1,942)	(1,945)
	4.250	12/20/2024	01/31/2025		(6,692)	(6,702)
	4.300	12/20/2024	01/31/2025		(47,226)	(47,299)
	4.450	12/31/2024	01/02/2025		(159,391)	(159,431)
	4.700	12/31/2024	01/02/2025		(144,375)	(144,413)
MSR	4.700	12/31/2024	01/02/2025		(140,226)	(140,262)
	4.820	12/31/2024	01/02/2025		(328,588)	(328,675)
MYI	2.100	12/18/2024	TBD(2)	EUR	(2,561)	(2,655)
NOM	4.150	12/20/2024	TBD(2)		$(390)	(391)
	4.300	12/20/2024	TBD(2)		(3,583)	(3,589)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

NXN	4.550	12/20/2024	01/03/2025	(633,516)	(634,557)
4.550	12/23/2024	01/06/2025	(499,650)	(500,281)
4.550	12/26/2024	01/03/2025	(235,188)	(235,396)
RDR	4.750	12/20/2024	TBD(2)	(13,952)	(13,976)
SAL	(1.750)	12/20/2024	TBD(2)	0	(3)
(1.750)	12/20/2024	TBD(2)	(4,114)	(4,117)
SCX	4.250	12/20/2024	TBD(2)	(3,924)	(3,929)
SGY	4.540	01/02/2025	01/03/2025	(144,000)	(144,000)
STR	4.570	01/02/2025	01/03/2025	(739,716)	(739,716)
4.750	12/31/2024	01/02/2025	(493,981)	(494,112)

Total Reverse Repurchase Agreements	$(4,158,283)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	4.520%	12/26/2024	01/06/2025	$(818)	$(819)
4.590	12/26/2024	01/07/2025	(1,561)	(1,563)
4.740	12/31/2024	01/06/2025	(8,651)	(8,654)
MSC	4.590	12/26/2024	01/03/2025	(2,268)	(2,270)
4.800	12/31/2024	01/03/2025	(5,116)	(5,117)
TDM	4.570	12/26/2024	01/06/2025	(966)	(967)
4.570	12/31/2024	01/14/2025	(2,060)	(2,060)
UBS	4.500	12/20/2024	02/21/2025	(83,815)	(83,951)
4.540	12/12/2024	02/11/2025	(309)	(310)
4.540	12/17/2024	02/11/2025	(51,623)	(51,727)
4.540	12/19/2024	02/11/2025	(855)	(856)
4.540	12/26/2024	02/11/2025	(2,379)	(2,381)
4.550	12/19/2024	01/31/2025	(4,786)	(4,795)
4.550	12/20/2024	01/31/2025	(26,832)	(26,876)
4.600	12/17/2024	01/28/2025	(2,942)	(2,948)
4.600	12/20/2024	01/28/2025	(19,771)	(19,804)
4.610	12/06/2024	02/13/2025	(266,365)	(267,286)
4.640	12/17/2024	02/10/2025	(5,617)	(5,629)
4.640	12/19/2024	02/10/2025	(4,572)	(4,581)
4.640	12/27/2024	02/10/2025	(1,643)	(1,644)
4.660	12/03/2024	02/05/2025	(5,253)	(5,273)
4.660	12/05/2024	02/05/2025	(8,548)	(8,579)
4.660	12/17/2024	02/05/2025	(34,683)	(34,754)
4.660	12/26/2024	02/05/2025	(446)	(447)
4.660	12/27/2024	02/05/2025	(16,428)	(16,441)
4.660	12/31/2024	02/05/2025	(1,236)	(1,236)
4.720	11/20/2024	01/08/2025	(1,662)	(1,671)
4.720	12/17/2024	01/08/2025	(8,024)	(8,041)
4.720	12/20/2024	01/08/2025	(228,176)	(228,565)
4.760	12/03/2024	01/03/2025	(984)	(988)
4.760	12/05/2024	01/03/2025	(1,425)	(1,430)
4.760	12/19/2024	01/03/2025	(3,547)	(3,553)
4.760	12/20/2024	01/03/2025	(4,236)	(4,244)

Total Sale-Buyback Transactions	$(809,460)

(j)	Securities with an aggregate market value of $3,731,395 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(3,786,308) at a weighted average interest rate of 5.146%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(2,977) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	EUR	117.500	01/24/2025	142	$142	$(24)	$(40)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	142	142	(23)	(9)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	93	93	(46)	(203)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	93	93	(45)	(1)
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	92	92	(46)	(80)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	97	97	(44)	(146)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	92	92	(35)	(9)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	97	97	(46)	(3)

Total Written Options	$(309)	$(491)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

FUTURESCONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	2,796	$671,285	$(98)	$0	$(105)
3-Month SOFR Active Contract December Futures	03/2028	1,628	390,659	309	0	(122)
3-Month SOFR Active Contract June Futures	09/2027	4,424	1,061,871	(34)	0	(221)
3-Month SOFR Active Contract March Futures	06/2027	2,796	671,215	(265)	0	(105)
3-Month SOFR Active Contract September Futures	12/2027	4,424	1,061,760	(238)	0	(276)
Euro-Bobl March Futures	03/2025	3,055	372,970	(3,801)	665	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	11,199	1,331,631	(47,464)	0	(4,900)

$(51,591)	$665	$(5,729)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	3,174	$(337,411)	$2,202	$297	$0
U.S. Treasury Long-Term Bond March Futures	03/2025	407	(46,334)	1,238	102	0

$3,440	$399	$0

Total Futures Contracts	$(48,151)	$1,064	$(5,729)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.753%	$7,500	$305	$(430)	$(125)	$0	$(4)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.603	12,500	269	(605)	(336)	1	0

$574	$(1,035)	$(461)	$1	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.276%	$11,600	$2,127	$(1,582)	$545	$1	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.598	15,000	2,072	(495)	1,577	0	(4)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	87,600	(468)	1,915	1,447	0	(40)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	16,300	110	5	115	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	31,000	393	(2)	391	0	(2)
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	24,800	68	33	101	3	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	13,400	78	20	98	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.412	1,600	(4)	42	38	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.014	9,000	(19)	2,084	2,065	0	(8)
General Electric Co.	1.000	Quarterly	06/20/2026	0.116	$5,200	62	6	68	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.125	5,100	68	19	87	0	(1)
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	1,600	227	(1)	226	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.354	EUR	5,000	1,153	(39)	1,114	0	(7)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.228	$4,900	890	(657)	233	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.274	15,900	469	(298)	171	0	(4)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.150	EUR	31,750	(1,210)	1,353	143	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.279		$10,800	1,877	(1,127)	750	0	(2)
Tesco PLC	1.000	Quarterly	06/20/2028	0.324	EUR	7,700	82	103	185	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.354		$10,000	240	(114)	126	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478		45,200	(132)	910	778	0	(14)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.513		9,700	(24)	200	176	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	13,350	87	13	100	0	(15)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.208		$10,900	78	90	168	1	0

							$8,224	$2,478	$10,702	$9	$(102)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$36,892	$(1,371)	$1,349	$(22)	$23	$0
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		276	(8)	9	1	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		32,292	(1,171)	1,199	28	19	0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		5,100	(222)	136	(86)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		2,100	(80)	30	(50)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		3,300	(97)	(5)	(102)	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		81,680	1,150	638	1,788	16	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		38,800	566	318	884	9	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		31,565	587	133	720	7	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		10,431,300	234,454	2,147	236,601	2,429	(3)
iTraxx Europe Main 42 5-Year Index	1.000	Quarterly		12/20/2029	EUR	297,800	6,695	(469)	6,226	0	(147)

							$240,496	$5,491	$245,987	$2,503	$(151)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	585,700	$12,286	$(16,049)	$(3,763)	$1,612	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		4,700	(20)	242	222	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$2,040,500	13,114	(14,158)	(1,044)	186	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	15,145	16,322	108	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,943	11,982	72,925	310	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	4,423	42,288	253	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		593,560	(10,846)	18,702	7,856	295	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		115,850	0	2,748	2,748	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031		344,000	0	7,963	7,963	263	0
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031		218,500	0	4,132	4,132	191	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		531,610	19,682	(2,562)	17,120	786	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		32,300	(99)	466	367	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		29,700	(104)	1,395	1,291	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		23,900	(86)	1,194	1,108	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		34,500	(128)	1,704	1,576	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,600	(7)	74	67	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		39,500	(150)	2,077	1,927	59	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		39,100	(147)	2,018	1,871	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		301,000	(14,925)	22,947	8,022	456	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.622	Annual	11/15/2052		271,000	486	15,189	15,675	325	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.690	Annual	11/15/2052		82,100	(1,057)	4,887	3,830	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	11/15/2054		42,100	0	1,380	1,380	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.794	Annual	11/15/2054		90,200	0	2,235	2,235	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		90,000	0	2,678	2,678	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		446,800	6,823	26,983	33,806	463	0
Pay(7)	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	970,700	7,812	(1,760)	6,052	1,480	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	19,000	(31)	708	677	36	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		23,300	(34)	905	871	42	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		11,100	(29)	52	23	23	0
Pay(7)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035		138,375	1,177	749	1,926	401	0
Receive(7)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055		215,090	354	(5,478)	(5,124)	0	(1,029)
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028		144,200	0	(13,513)	(13,513)	234	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		8,200	(21)	47	26	20	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		37,560	3,672	14,282	17,954	0	(116)
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053		50,000	0	18,659	18,659	0	(169)

							$137,707	$132,446	$270,153	$8,213	$(1,334)

Total Swap Agreements							$387,001	$139,380	$526,381	$10,726	$(1,591)

(l)

Securities with an aggregate market value of $701,913 and cash of $26,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $107 and liability of $(7) is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2025		GBP	3,851		$4,896		$75		$0
BPS		01/2025			$159		AUD	250	0		(4)
		03/2025		MXN	493,380		$24,047		680		0
BRC		01/2025		GBP	136,510		171,849		970		0
		01/2025			$6,934		AUD	10,953	0		(155)
		01/2025			4,404		GBP	3,500	0		(23)
BSH		01/2025		PEN	17,769		$4,749		22		0
		02/2025			12,525		3,299		0		(29)
		04/2025			87,249		22,966		0		(190)
CBK		01/2025			52,068		13,931		82		0
		01/2025			$10,523		AUD	16,587	0		(256)
		01/2025			2,008		GBP	1,601	0		(4)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

03/2025	PEN	74,512	$19,698	49	(138)
DUB	02/2025	MXN	1,089,275	53,841	1,965	0
05/2025	PEN	24,388	6,414	0	(54)
FAR	01/2025	AUD	10,500	EUR	6,365	97	0
01/2025	65,083	$42,234	1,950	0
GLM	02/2025	MXN	493,768	24,252	729	0
03/2025	73,796	3,611	116	0
JPM	01/2025	EUR	61	AUD	99	0	(2)
01/2025	PEN	22,904	$6,115	24	0
MBC	01/2025	AUD	19,722	12,483	276	0
01/2025	EUR	134,029	141,218	2,317	0
01/2025	GBP	4,228	5,348	56	0
01/2025	$5,614	AUD	8,776	0	(182)
01/2025	2,816	GBP	2,217	0	(41)
03/2025	PEN	10,000	$2,691	35	0
NGF	01/2025	GBP	925	1,179	21	0
RBC	03/2025	$1,608	MXN	32,927	0	(48)
RYL	01/2025	1,052	AUD	1,632	0	(42)
SCX	01/2025	AUD	1,410	GBP	700	4	0
01/2025	EUR	1,798	AUD	3,001	0	(6)
01/2025	422	GBP	350	1	0
01/2025	PEN	135,403	$36,432	408	0
01/2025	$2,284	EUR	2,183	0	(22)
01/2025	626	GBP	500	0	0
04/2025	PEN	11,814	$3,108	0	(27)
SSB	01/2025	$2,147	EUR	2,029	0	(45)
03/2025	PEN	4,200	$1,130	14	0
04/2025	47,865	12,595	0	(109)
UAG	01/2025	$14,690	GBP	11,520	0	(269)

Total Forward Foreign Currency Contracts	$9,891	$(1,646)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.050%	02/19/2025	292,600	$276	$188
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.070	06/04/2025	59,400	2,056	1,782

Total Purchased Options	$2,332	$1,970

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	9,800	$(27)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	9,800	(27)	(55)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	18,300	(48)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	01/06/2025	18,300	(48)	(349)
CBK	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.050	02/19/2025	32,500	(244)	(46)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	11,500	(32)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	11,500	(32)	(173)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.496	01/06/2025	17,600	(51)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	18,100	(48)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.896	01/06/2025	17,600	(51)	(257)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	01/06/2025	18,100	(49)	(259)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.721	01/13/2025	17,200	(47)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.071	01/13/2025	17,200	(47)	(97)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.690	01/17/2025	18,400	(50)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.090	01/17/2025	18,400	(50)	(115)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.822	01/21/2025	18,400	(56)	(26)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	01/21/2025	37,700	(116)	(78)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.222	01/21/2025	18,400	(56)	(53)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.275	01/21/2025	37,700	(116)	(76)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	01/23/2025	17,800	(58)	(51)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	01/23/2025	17,800	(58)	(36)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.908	01/24/2025	16,500	(55)	(53)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	01/24/2025	16,500	(55)	(35)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.886	01/27/2025	17,900	(58)	(54)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.286	01/27/2025	17,900	(58)	(46)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	18,700	(59)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	18,700	(59)	(214)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	10,000	(26)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	10,000	(26)	(183)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	9,900	(27)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	9,900	(27)	(107)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	13,200	(32)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	13,200	(32)	(169)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	01/09/2025	27,000	(74)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.880	01/09/2025	27,000	(74)	(442)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.663	01/13/2025	26,400	(73)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.013	01/13/2025	26,400	(73)	(221)
RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.640	01/06/2025	8,600	(24)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	3.930	01/06/2025	8,600	(24)	(125)

Total Written Options	$(2,167)	$(3,339)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	0.977%	$1,400	$(37)	$38	$1	$0
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.246	43,300	80	557	637	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	1,100	(30)	31	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	700	(62)	56	0	(6)
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.864	9,300	(242)	263	21	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.220	8,400	183	(117)	66	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.977	1,100	(29)	30	1	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	300	(11)	10	0	(1)
Italy Government International Bond	1.000	Quarterly	12/20/2026	0.246	13,100	9	184	193	0
Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.217	5,000	21	(1)	20	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	0.864	9,400	(245)	267	22	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	12,300	(498)	445	0	(53)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	5,700	(508)	455	0	(53)
Equinix, Inc.	5.000	Quarterly	06/20/2027	0.869	8,800	1,230	(365)	865	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	5,200	(55)	29	0	(26)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	200	(8)	7	0	(1)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.637	9,300	(73)	124	51	0
Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	0.625	73,600	(936)	1,485	549	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.167	8,300	0	35	35	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.199	3,400	(192)	177	0	(15)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.346	4,000	(357)	320	0	(37)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.491	1,500	(21)	29	8	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.709	23,100	65	70	135	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.841	16,700	(56)	124	68	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.056	7,200	(139)	129	0	(10)
Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.150	31,300	(330)	172	0	(158)
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.216	900	2	2	4	0

$(2,239)	$4,556	$2,677	$(360)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$55	$2	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,985	(447)	455	8	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	236	8	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,254	(580)	590	10	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	145	5	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	11	2	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	96	4	0

$(1,549)	$1,588	$39	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Liquid Investment Grade Index	2,707,216	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$289,239	$0	$(263)	$0	$(263)

Total Swap Agreements	$(3,788)	$5,881	$2,716	$(623)

(n)

Securities with an aggregate market value of $2,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2024 (Unaudited)

Investmentsin Securities, at Value
Loan Participations and Assignments	$0	$97,465	$52,137	$149,602
Corporate Bonds & Notes
Banking & Finance	0	7,046,912	26,040	7,072,952
Industrials	0	8,286,613	19,886	8,306,499
Utilities	0	4,248,804	0	4,248,804
Municipal Bonds & Notes
California	0	209,010	0	209,010
Georgia	0	46,745	0	46,745
Illinois	0	30,229	0	30,229
Indiana	0	1,900	0	1,900
Massachusetts	0	2,753	0	2,753
Michigan	0	33,251	0	33,251
Nevada	0	3,448	0	3,448
New Jersey	0	1,028	0	1,028
New Mexico	0	5,265	0	5,265
New York	0	104,035	0	104,035
Ohio	0	62,064	0	62,064
Pennsylvania	0	12,256	0	12,256
Texas	0	102,666	0	102,666
Virginia	0	1,313	0	1,313
Wisconsin	0	4,549	0	4,549
U.S. Government Agencies	0	6,069,188	0	6,069,188
U.S. Treasury Obligations	0	5,158,810	0	5,158,810
Non-Agency Mortgage-Backed Securities	0	100,700	0	100,700
Asset-Backed Securities
CMBS Other	0	29,922	0	29,922
Home Equity Other	0	10,643	0	10,643
Home Equity Sequential	0	110	0	110
Other ABS	0	242,011	0	242,011
Sovereign Issues	0	813,168	0	813,168
Common Stocks
Financials	0	0	60	60
Industrials	0	0	4,509	4,509
Convertible Preferred Securities
Banking & Finance	24,125	0	0	24,125
Preferred Securities
Banking & Finance	33,171	605,473	0	638,644
Industrials	0	8,483	0	8,483
Utilities	0	7,385	0	7,385
Short-Term Instruments
U.S. Treasury Bills	0	14,113	0	14,113

	$57,296	$33,360,312	$102,632	$33,520,240
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$298,666	$0	$0	$298,666

Total Investments	$355,962	$33,360,312	$102,632	$33,818,906

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	665	11,125	0	11,790
Over the counter	0	14,577	0	14,577

	$665	$25,702	$0	$26,367
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(491)	(7,320)	0	(7,811)
Over the counter	0	(5,608)	0	(5,608)

	$(491)	$(12,928)	$0	$(13,419)

Total Financial Derivative Instruments	$174	$12,774	$0	$12,948

Totals	$356,136	$33,373,086	$102,632	$33,831,854

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.6% ¤
CORPORATE BONDS & NOTES 20.4%
BANKING & FINANCE 14.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$4,800	$4,599
3.875% due 01/23/2028	500	485
American Express Co.
2.550% due 03/04/2027	6,250	5,984
6.338% due 10/30/2026 •	900	911
American Tower Corp. 5.800% due 11/15/2028	2,600	2,671
Athene Global Funding 4.860% due 08/27/2026	4,400	4,398
Aviation Capital Group LLC 4.125% due 08/01/2025	800	796
Banco Santander SA 5.552% due 03/14/2028 •	2,000	2,018
Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,879
1.734% due 07/22/2027 •	3,000	2,861
2.592% due 04/29/2031 •	7,000	6,169
4.271% due 07/23/2029 •	2,000	1,950
4.827% due 07/22/2026 •	8,000	8,002
Bank of Nova Scotia 4.404% due 09/08/2028 •	2,800	2,772
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,211
5.896% due 07/13/2026	2,500	2,537
Barclays PLC
4.375% due 01/12/2026	7,000	6,970
4.972% due 05/16/2029 •	1,800	1,784
6.490% due 09/13/2029 •	4,300	4,474
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	2,500	2,228
BNP Paribas SA 1.904% due 09/30/2028 •	10,500	9,630
BPCE SA
5.281% due 05/30/2029	1,700	1,705
5.975% due 01/18/2027 •	1,500	1,512
Brighthouse Financial Global Funding 5.550% due 04/09/2027	5,000	5,045
Brookfield Finance, Inc. 4.250% due 06/02/2026	1,070	1,064
Capital One Financial Corp. 7.149% due 10/29/2027 •	950	986
Chubb INA Holdings LLC 4.650% due 08/15/2029	3,800	3,789
CNO Global Funding 5.875% due 06/04/2027	1,000	1,019
Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	3,923
4.655% due 08/22/2028 •	900	891
COPT Defense Properties LP 2.900% due 12/01/2033	750	603
Corebridge Financial, Inc. 3.850% due 04/05/2029	3,900	3,725
Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,015
5.900% due 09/19/2028	2,000	2,059
Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	2,916
7.146% due 07/13/2027 •	5,000	5,154
DOC DR LLC 4.300% due 03/15/2027	700	693
Equinix, Inc. 3.200% due 11/18/2029	600	552
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	596
5.625% due 08/16/2032	1,500	1,519
GA Global Funding Trust 1.950% due 09/15/2028	3,600	3,218
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	95
2.640% due 02/24/2028 •	6,125	5,843

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.691% due 06/05/2028 •	6,500	6,315
5.727% due 04/25/2030 •	4,600	4,696
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,121
Guardian Life Global Funding 5.737% due 10/02/2028	4,000	4,124
Healthpeak OP LLC 3.250% due 07/15/2026	1,000	978
HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,456
4.292% due 09/12/2026 •	1,300	1,295
4.755% due 06/09/2028 •	3,350	3,328
5.887% due 08/14/2027 •	9,000	9,133
ING Groep NV 5.335% due 03/19/2030 •	3,300	3,314
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034	400	320
Jackson National Life Global Funding 4.600% due 10/01/2029	1,700	1,654
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,610
3.540% due 05/01/2028 •	4,300	4,179
4.851% due 07/25/2028 •	10,000	9,998
5.571% due 04/22/2028 •	4,500	4,577
6.087% due 10/23/2029 •	5,000	5,187
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,491
3.574% due 11/07/2028 •	4,100	3,941
5.985% due 08/07/2027 •	3,700	3,756
MassMutual Global Funding 4.850% due 01/17/2029	6,300	6,308
Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	983
5.422% due 02/22/2029 •	5,000	5,073
Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,314
3.125% due 07/27/2026	1,000	977
5.164% due 04/20/2029 •	5,400	5,417
5.652% due 04/13/2028 •	8,000	8,136
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028	3,000	3,033
NatWest Group PLC 1.642% due 06/14/2027 •	5,500	5,250
Nomura Holdings, Inc. 2.999% due 01/22/2032	1,000	854
Northwestern Mutual Global Funding 4.900% due 06/12/2028	2,000	2,002
Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,153
4.500% due 08/28/2029	2,500	2,469
PNC Financial Services Group, Inc. 5.300% due 01/21/2028 •	3,250	3,278
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029	3,400	3,439
Protective Life Global Funding 4.992% due 01/12/2027	1,800	1,808
Realty Income Corp. 3.400% due 01/15/2030	700	651
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	300	296
RGA Global Funding
5.448% due 05/24/2029	2,000	2,029
6.000% due 11/21/2028	5,000	5,160
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	474
3.244% due 10/05/2026	1,000	971
4.400% due 07/13/2027	300	297
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	952
3.823% due 11/03/2028 •	300	289
Sumitomo Mitsui Financial Group, Inc. 5.716% due 09/14/2028	3,000	3,074
SURA Asset Management SA 4.375% due 04/11/2027	1,000	979
UBS Group AG
3.091% due 05/14/2032 •	3,900	3,394
4.703% due 08/05/2027 •	4,100	4,083
6.442% due 08/11/2028 •	5,650	5,840
Welltower OP LLC 4.000% due 06/01/2025	4,500	4,484

		295,191

INDUSTRIALS 2.7%
Adventist Health System 2.952% due 03/01/2029	2,500	2,281

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

AmericanAirlines Pass-Through Trust 3.375% due 11/01/2028	997	953
Bayer U.S. Finance LLC 6.125% due 11/21/2026	6,200	6,321
Comcast Corp. 5.100% due 06/01/2029	2,800	2,830
Dell International LLC 6.020% due 06/15/2026	1,154	1,171
Elevance Health, Inc. 4.750% due 02/15/2030	1,000	988
Enbridge, Inc. 5.900% due 11/15/2026	2,600	2,653
Eni SpA 5.500% due 05/15/2034	5,400	5,341
FactSet Research Systems, Inc. 3.450% due 03/01/2032	500	441
Fiserv, Inc. 4.750% due 03/15/2030	6,250	6,175
Global Payments, Inc. 2.900% due 11/15/2031	500	428
HCA, Inc. 3.125% due 03/15/2027	2,000	1,925
Hyundai Capital America 5.875% due 04/07/2025	500	501
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,536	2,207
Marriott International, Inc. 2.750% due 10/15/2033	900	741
Meta Platforms, Inc. 4.300% due 08/15/2029	3,300	3,259
ONE Gas, Inc. 5.100% due 04/01/2029	1,800	1,813
Reliance, Inc. 2.150% due 08/15/2030	500	427
RTX Corp. 5.750% due 11/08/2026	3,000	3,056
Sutter Health 2.294% due 08/15/2030	2,800	2,436
T-Mobile USA, Inc. 4.200% due 10/01/2029	2,600	2,517
United Airlines Pass-Through Trust
2.700% due 11/01/2033	313	277
2.900% due 11/01/2029	1,165	1,070
4.550% due 02/25/2033	1,159	1,081
5.875% due 04/15/2029	1,183	1,209
Woodside Finance Ltd.
3.700% due 03/15/2028	700	668
5.100% due 09/12/2034	2,000	1,904
WRKCo, Inc. 3.900% due 06/01/2028	800	772

		55,445

UTILITIES 3.5%
AES Corp. 5.450% due 06/01/2028	2,000	2,012
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041	2,300	2,253
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030	165	155
Consumers Energy Co.
4.700% due 01/15/2030	1,500	1,490
4.900% due 02/15/2029	3,500	3,510
Empire District Bondco LLC 4.943% due 01/01/2035	6,400	6,344
Florida Power & Light Co. 5.150% due 06/15/2029	5,350	5,419
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	3,500	3,529
NBN Co. Ltd. 1.450% due 05/05/2026	1,000	957
NSTAR Electric Co. 5.600% due 10/01/2028	3,500	3,536
Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,826
4.950% due 06/08/2025	1,700	1,701
5.450% due 06/15/2027	1,600	1,620
PG&E Recovery Funding LLC 4.838% due 06/01/2035	4,000	3,973
Southern California Edison Co.
4.875% due 02/01/2027	7,000	7,023
5.300% due 03/01/2028	2,100	2,126
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	3,700	3,620
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/2036	9,565	9,264

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

VerizonCommunications, Inc. 4.016% due 12/03/2029	820	787
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	4,999
5.088% due 05/01/2029	6,813	6,842

		73,986

Total Corporate Bonds & Notes (Cost $429,986)		424,622

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.1%
University of California Revenue Bonds, Series 2020 1.316% due 05/15/2027	2,600	2,417

FLORIDA 0.3%
Miami-Dade County, Florida Revenue Bonds, Series 2021
1.154% due 10/01/2025	2,000	1,952
1.471% due 10/01/2026	700	665
State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024 5.526% due 07/01/2034	3,400	3,438

		6,055

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority 4.275% due 02/01/2036	2,200	2,085

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	35	35

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Bonds, Series 2019 3.540% due 03/15/2028	7,000	6,808
New York State Urban Development Corp. Revenue Bonds, Series 2020 1.346% due 03/15/2026	2,300	2,219

		9,027

OREGON 0.1%
Oregon Department of Transportation State Revenue Bonds, Series 2020 1.084% due 11/15/2027	2,000	1,820

TEXAS 0.2%
Houston Community College System, Texas General Obligation Bonds, Series 2021 5.000% due 02/15/2029	1,800	1,831
Williamson County, Texas General Obligation Bonds, Series 2021 0.640% due 02/15/2026	2,500	2,403

		4,234

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	800	766
2.951% due 06/01/2031	300	257

		1,023

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, Series 2021 1.486% due 05/01/2029	600	526

Total Municipal Bonds & Notes (Cost $27,583)		27,222

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.750% due 11/25/2050	2,246	1,576
3.020% due 03/01/2028	2,594	2,472
3.290% due 04/01/2027	6,006	5,832
4.923% due 06/25/2037 •	34	33
5.133% due 07/25/2049 •	1,283	1,259
5.193% due 03/25/2041 •	734	727
5.409% due 12/25/2046 •	399	394
5.419% due 10/25/2046 •	511	500
5.469% due 01/25/2047 •	406	402
5.650% due 01/25/2055 «•	2,000	1,999
7.102% due 10/01/2037 •	42	43
7.252% due 07/01/2034 •	24	25
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,556

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

FreddieMac
0.800% due 10/28/2026	9,200	8,633
1.000% due 12/15/2040 - 05/25/2047	1,919	1,747
2.500% due 09/25/2048	1,401	1,262
3.000% due 08/15/2046	461	439
4.000% due 09/01/2048 - 10/01/2048	2,494	2,315
4.170% due 04/01/2028	5,826	5,736
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049	1,693	1,617
4.650% due 08/25/2028 ~	2,500	2,496
4.840% due 04/01/2028	2,451	2,452
4.850% due 09/25/2028	4,300	4,319
5.319% due 10/15/2037 •	466	458
5.430% due 06/25/2031 ~	2,600	2,654
5.469% due 07/15/2041 •	609	604
5.569% due 08/25/2054 •	3,112	3,116
5.619% due 08/25/2054 •	1,897	1,904
6.976% due 06/01/2037 •	52	53
Ginnie Mae
1.500% due 10/20/2045	1,487	1,193
5.116% due 08/20/2065 •	263	262
5.206% due 06/20/2065 •	222	222
5.226% due 02/20/2067 •	386	385
5.286% due 10/20/2065 •	1,022	1,021
5.306% due 07/20/2063 •	82	82
5.336% due 06/20/2065 •	460	459
5.346% due 06/20/2065 •	416	415
5.366% due 03/20/2065 •	871	869
5.416% due 12/20/2064 - 11/20/2065 •	976	974
5.441% due 09/20/2065 •	335	334
5.536% due 02/20/2066 •	3	3
5.646% due 04/20/2066 •	1,383	1,384
5.666% due 04/20/2066 •	1,848	1,850
5.766% due 01/20/2067 •	776	778
Tennessee Valley Authority 4.375% due 08/01/2034	2,700	2,612
Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	2,292	2,178
3.000% due 01/01/2035 - 11/01/2051	15,939	13,771
3.500% due 12/01/2033	1,552	1,503
4.000% due 08/01/2042 - 11/01/2052	41,511	38,068
4.500% due 08/01/2048 - 02/01/2053	57,657	54,372
5.500% due 04/01/2034 - 03/01/2054	52,815	52,160
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2055	43,600	37,040
4.000% due 02/01/2055	10,900	9,967

Total U.S. Government Agencies (Cost $286,590)		281,548

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Bonds
4.125% due 08/15/2044	28,400	25,710
U.S. Treasury Notes
3.500% due 09/30/2026	688,000	679,442
3.750% due 08/31/2031	13,400	12,841

Total U.S. Treasury Obligations (Cost $722,467)		717,993

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	2,107	2,126
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	7,000	6,910
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	2,190	2,170
BANK
2.808% due 10/17/2052	2,377	2,265
2.978% due 11/15/2062	12,500	11,288
3.279% due 11/15/2054	753	721
3.432% due 05/15/2062	2,272	2,206
3.623% due 04/15/2052	2,584	2,520
4.005% due 02/15/2052	7,100	6,795
4.217% due 08/15/2061 ~	7,000	6,789
Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	661	652
5.137% due 12/15/2057	2,200	2,206
Benchmark Mortgage Trust 3.615% due 03/15/2062	3,513	3,435
BMO Mortgage Trust
5.092% due 11/15/2057	3,500	3,501
5.153% due 12/15/2057	2,000	2,000
5.462% due 02/15/2057	4,000	4,049
5.566% due 11/15/2057 ~	1,000	1,017
BX Trust
5.100% due 09/15/2034 •	8,609	8,570
5.146% due 04/15/2039 •	1,468	1,462

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.241% due 10/15/2036 •	877	873
5.411% due 10/15/2036 •	8,300	8,281
5.432% due 12/15/2038 •	3,658	3,659
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	671	660
3.297% due 10/12/2050	2,443	2,399
Commercial Mortgage Trust
3.178% due 02/10/2035	4,900	4,796
3.550% due 02/10/2049	199	198
4.181% due 05/10/2051	837	831
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	1,044	1,038
EQUS Mortgage Trust 5.417% due 10/15/2038 •	6,900	6,897
Extended Stay America Trust 5.591% due 07/15/2038 •	4,800	4,807
Hawaii Hotel Trust 5.845% due 05/15/2038 •	3,400	3,403
Hilton USA Trust 3.719% due 11/05/2038	2,000	1,945
InTown Mortgage Trust 6.886% due 08/15/2039 •	4,000	4,010
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,631
5.715% due 07/05/2033 •	1,072	1,038
5.812% due 03/15/2036 •	4,100	3,782
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	599	587
3.409% due 10/15/2050	2,000	1,897
Morgan Stanley Capital Trust
2.606% due 08/15/2049	168	166
2.860% due 11/15/2049	912	899
5.681% due 12/15/2038 •	4,700	4,532
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039	3,400	3,133
New Orleans Hotel Trust 5.434% due 04/15/2032 •	2,700	2,662
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •	2,100	2,051
SMRT Commercial Mortgage Trust 5.398% due 01/15/2039 •	1,926	1,922
SREIT Trust 5.211% due 10/15/2038 •	2,400	2,389
Starwood Mortgage Trust 5.370% due 11/15/2036 •	2,550	2,533
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	1,426	1,403
3.460% due 04/15/2052	2,734	2,640
3.903% due 02/15/2051	979	969
4.119% due 06/15/2051	1,382	1,368
Waikiki Beach Hotel Trust 5.745% due 12/15/2033 •	5,270	5,238
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	281	278
2.911% due 06/15/2049	210	207
3.390% due 11/15/2050	643	633
4.147% due 06/15/2051	413	409
5.439% due 11/15/2057	4,100	4,148
5.920% due 11/15/2057 ~	2,700	2,784

Total Non-Agency Mortgage-Backed Securities (Cost $164,323)		164,778

ASSET-BACKED SECURITIES 13.7%
AUTOMOBILE SEQUENTIAL 4.8%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,045
5.360% due 06/20/2030	7,000	7,111
5.440% due 02/22/2028	4,000	4,050
5.780% due 04/20/2028	6,400	6,530
6.020% due 02/20/2030	6,550	6,803
Bank of America Auto Trust 5.660% due 11/15/2029	2,000	2,038
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	3,500	3,564
CarMax Auto Owner Trust
5.300% due 03/15/2027	3,581	3,592
6.000% due 07/17/2028	5,000	5,092
Chesapeake Funding LLC 5.520% due 05/15/2036	2,080	2,104
Ford Credit Auto Lease Trust 5.060% due 05/15/2027	6,000	6,031
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,700	3,772

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

GMFinancial Consumer Automobile Receivables Trust 5.780% due 08/16/2028	4,700	4,781
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	6,000	6,225
Hertz Vehicle Financing LLC 6.150% due 03/25/2030	3,400	3,502
Honda Auto Receivables Owner Trust 4.570% due 03/21/2029	3,700	3,705
Hyundai Auto Lease Securitization Trust 5.840% due 09/15/2027	8,700	8,826
Nissan Auto Lease Trust 4.910% due 04/15/2027	6,000	6,030
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	3,028
5.470% due 12/20/2029	3,200	3,252
Toyota Lease Owner Trust 5.660% due 11/20/2026	2,000	2,018
World Omni Auto Receivables Trust 5.150% due 11/15/2028	4,400	4,433

		100,532

CMBS OTHER 3.3%
ACREC Ltd. 5.640% due 10/16/2036 •	948	948
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •	2,407	2,413
AREIT LLC 6.624% due 06/17/2039 •	7,000	7,019
AREIT Trust
5.576% due 11/17/2038 •	1,039	1,038
5.850% due 01/20/2037 •	2,181	2,174
BDS Ltd.
5.840% due 12/16/2036 •	2,740	2,742
6.166% due 03/19/2039 •	5,195	5,209
6.503% due 08/19/2038 •	2,122	2,134
BPCRE Ltd. 6.775% due 01/16/2037 •	1,466	1,476
BSPRT Issuer Ltd. 6.693% due 07/15/2039 •	2,895	2,906
Fortress Credit Investments Ltd. 6.455% due 02/23/2039 •	835	826
FS Rialto Issuer LLC 6.503% due 01/19/2039 •	3,997	3,987
HGI CRE CLO Ltd. 6.298% due 04/20/2037 •	2,505	2,515
LCCM Trust 5.712% due 12/13/2038 •	201	201
LoanCore Issuer Ltd.
5.812% due 11/15/2038 •	2,118	2,128
6.148% due 01/17/2037 •	2,010	2,025
MF1 LLC 7.001% due 09/17/2037 •	2,912	2,919
MF1 Ltd. 5.716% due 02/19/2037 •	4,599	4,599
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	556	555
PFP Ltd. 6.671% due 08/19/2035 •	3,373	3,386
Ready Capital Mortgage Financing LLC
5.403% due 07/25/2036 •	297	296
6.891% due 10/25/2039 •	2,082	2,096
Shelter Growth CRE Issuer Ltd. 6.662% due 06/17/2037 •	5,209	5,220
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •	4,550	4,548
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	3,969	3,998
VMC Finance LLC 5.590% due 06/16/2036 •	48	49

		67,407

CREDIT CARD BULLET 0.7%
American Express Credit Account Master Trust 4.950% due 10/15/2027	3,800	3,815
BA Credit Card Trust 4.790% due 05/15/2028	5,600	5,627

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

CitibankCredit Card Issuance Trust 5.230% due 12/08/2027	3,900	3,926

		13,368

CREDIT CARD OTHER 0.7%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,603
4.950% due 10/15/2027	5,200	5,221
Synchrony Card Funding LLC 5.740% due 10/15/2029	3,700	3,772

		14,596

OTHER ABS 4.2%
Ares CLO Ltd. 5.943% due 04/22/2031 •	1,543	1,546
Atlas Senior Loan Fund Ltd.
5.846% due 10/23/2032 •	5,400	5,412
5.973% due 04/22/2031 •	630	631
6.008% due 01/15/2031 •	450	450
Barings CLO Ltd. 5.869% due 01/20/2031 •	922	925
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •	4,100	4,142
Carlyle Global Market Strategies CLO Ltd. 5.929% due 07/27/2031 •	927	928
CBAM Ltd. 6.286% due 07/15/2037 ~	6,000	6,041
CIFC Funding Ltd. 5.994% due 07/18/2031 •	1,560	1,563
Crestline Denali CLO Ltd. 6.028% due 10/23/2031 •	2,136	2,140
Dell Equipment Finance Trust 4.140% due 07/22/2027	659	658
DLLAD LLC 0.640% due 09/21/2026	686	677
DLLMT LLC 5.340% due 03/22/2027	6,500	6,542
DLLST LLC 3.690% due 09/20/2028	411	411
ECMC Group Student Loan Trust
5.433% due 02/27/2068 •	972	967
5.483% due 09/25/2068 •	1,637	1,617
5.683% due 07/25/2069 •	2,145	2,145
5.683% due 01/27/2070 •	980	978
5.733% due 05/25/2067 •	635	635
Elevation CLO Ltd. 5.467% due 07/25/2034 •(a)	1,500	1,500
LCM Ltd. 5.959% due 04/20/2031 •	1,579	1,579
Madison Park Funding Ltd. 5.812% due 10/18/2030 •	2,600	2,605
Magnetite Ltd. 5.806% due 10/15/2031 •	1,197	1,199
Marathon CLO Ltd. 5.856% due 04/15/2032 •	1,697	1,700
Navient Private Education Loan Trust 5.962% due 07/16/2040 •	1,277	1,281
Navient Student Loan Trust
5.833% due 07/26/2066 •	3,608	3,644
6.480% due 03/15/2072	847	869
Nelnet Student Loan Trust 5.515% due 04/20/2062 •	4,800	4,777
Neuberger Berman CLO Ltd. 5.838% due 10/15/2029 •	1,261	1,263
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •	451	452
OSD CLO Ltd. 5.779% due 04/17/2031 ~	1,205	1,207
OZLM Ltd. 6.039% due 07/20/2032 •	1,618	1,621
Palmer Square CLO Ltd. 5.909% due 10/17/2031 •	1,288	1,289
Palmer Square Loan Funding Ltd. 5.718% due 10/15/2029 •	336	336
Saranac CLO Ltd. 5.797% due 08/13/2031 •	1,941	1,947
SLM Private Education Loan Trust 9.262% due 10/15/2041 •	1,807	1,874
SMB Private Education Loan Trust
3.630% due 11/15/2035	3,354	3,299
5.242% due 01/15/2053 •	2,187	2,160
6.048% due 02/16/2055 •	704	714
Venture CLO Ltd.
5.869% due 07/20/2030 •	1,918	1,921

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.011% due 07/30/2032 •	2,000	2,005
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •	4,071	4,078
Verizon Master Trust
4.170% due 08/20/2030	3,900	3,866
4.350% due 08/20/2032	2,500	2,454

		88,048

Total Asset-Backed Securities (Cost $280,859)		283,951

SOVEREIGN ISSUES 0.1%
Province of Quebec 2.500% due 04/20/2026	2,200	2,146

Total Sovereign Issues (Cost $2,180)		2,146

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNEQ Holdings, Inc.«(b)(e)	1,397	6

Total Common Stocks (Cost $27)		6

PREFERRED SECURITIES 0.1%
INDUSTRIALS 0.1%
SVB Financial Trust 11.000% due 11/07/2032	1,593	797

Total Preferred Securities (Cost $1,549)		797

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.1%
REPURCHASE AGREEMENTS (f) 17.0%		353,900

U.S. TREASURY BILLS 0.1%
4.590% due 01/16/2025 - 02/06/2025 (c)(d)(h)	2,483	2,477

Total Short-Term Instruments (Cost $356,377)		356,377

Total Investments in Securities (Cost $2,271,941)		2,259,440

Total Investments 108.6% (Cost $2,271,941)		$2,259,440
Financial Derivative Instruments(g)0.0%(Cost or Premiums, net $(160))		308
Other Assets and Liabilities, net (8.6)%		(179,338)

Net Assets 100.0%		$2,080,410

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNEQ Holdings, Inc.	06/23/2022	$27	$6	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$28,600	U.S. Treasury Notes 4.250% due 06/30/2029	$(29,130)	$28,600	$28,607
4.550	01/02/2025	01/03/2025	163,000	U.S. Treasury Notes 4.250% due 02/28/2029	(166,242)	163,000	163,000
4.650	12/31/2024	01/02/2025	162,200	U.S. Treasury Notes 4.250% due 02/28/2029	(165,426)	162,200	162,242
DEU	4.510	01/02/2025	01/03/2025	100	U.S. Treasury Bonds 1.750% due 08/15/2041	(102)	100	100

Total Repurchase Agreements	$(360,900)	$353,900	$353,949

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	3,213	$660,623	$(330)	$0	$(50)
U.S. Treasury 5-Year Note March Futures	03/2025	372	39,545	(210)	0	(35)

$(540)	$0	$(85)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	9	$(979)	$10	$2	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	452	(53,746)	1,717	198	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	336	(37,401)	899	84	0

$2,626	$284	$0

Total Futures Contracts	$2,086	$284	$(85)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.564%	$1,200	$(6)	$14	$8	$0	$0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.478	1,900	(5)	38	33	0	(1)

						$(11)	$52	$41	$0	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$125	$125	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	132	132	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(24)	414	390	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	32,400	(4)	358	354	15	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029	31,300	(127)	360	233	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	109	109	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	151	151	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	311	311	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	50,200	(5)	718	713	49	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	7,800	11	138	149	8	0

						$(149)	$2,816	$2,667	$110	$0

Total Swap Agreements						$(160)	$2,868	$2,708	$110	$(1)

(h)

Securities with an aggregate market value of $565 and cash of $17,171 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$295,191	$0	$295,191
Industrials						0	55,445	0	55,445
Utilities						0	73,986	0	73,986
Municipal Bonds & Notes
California						0	2,417	0	2,417
Florida						0	6,055	0	6,055
Louisiana						0	2,085	0	2,085

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

Massachusetts	0	35	0	35
New York	0	9,027	0	9,027
Oregon	0	1,820	0	1,820
Texas	0	4,234	0	4,234
West Virginia	0	1,023	0	1,023
Wisconsin	0	526	0	526
U.S. Government Agencies	0	279,549	1,999	281,548
U.S. Treasury Obligations	0	717,993	0	717,993
Non-Agency Mortgage-Backed Securities	0	164,778	0	164,778
Asset-Backed Securities
Automobile Sequential	0	100,532	0	100,532
CMBS Other	0	67,407	0	67,407
Credit Card Bullet	0	13,368	0	13,368
Credit Card Other	0	14,596	0	14,596
Other ABS	0	88,048	0	88,048
Sovereign Issues	0	2,146	0	2,146
Common Stocks
Financials	0	0	6	6
Preferred Securities
Industrials	0	797	0	797
Short-Term Instruments
Repurchase Agreements	0	353,900	0	353,900
U.S. Treasury Bills	0	2,477	0	2,477

Total Investments	$0	$2,257,435	$2,005	$2,259,440

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$394	$0	$394

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(86)	$0	$(86)

Total Financial Derivative Instruments	$0	$308	$0	$308

Totals	$0	$2,257,743	$2,005	$2,259,748

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3% ¤
CORPORATE BONDS & NOTES 22.9%
BANKING & FINANCE 15.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$7,700	$7,377
4.625% due 09/10/2029	3,650	3,572
American Express Co. 6.489% due 10/30/2031 •	2,100	2,245
American Tower Corp. 2.750% due 01/15/2027	1,000	961
Ameriprise Financial, Inc. 5.700% due 12/15/2028	1,300	1,340
Andrew W Mellon Foundation 0.947% due 08/01/2027	7,000	6,398
Athene Global Funding 4.860% due 08/27/2026	6,700	6,697
Aviation Capital Group LLC 4.125% due 08/01/2025	600	597
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	3,000	3,029
Bank of America Corp.
1.319% due 06/19/2026 •	1,000	984
1.658% due 03/11/2027 •	11,900	11,469
1.734% due 07/22/2027 •	6,200	5,912
1.922% due 10/24/2031 •	2,900	2,424
3.419% due 12/20/2028 •	5,842	5,603
3.593% due 07/21/2028 •	2,500	2,421
Bank of Nova Scotia
4.404% due 09/08/2028 •	4,400	4,356
4.740% due 11/10/2032 •	2,000	1,936
Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,667
5.896% due 07/13/2026	3,450	3,502
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,187
2.894% due 11/24/2032 •	8,000	6,758
7.437% due 11/02/2033 •	9,300	10,236
BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,411
2.871% due 04/19/2032 •	7,050	5,996
3.052% due 01/13/2031 •	4,400	3,929
BPCE SA
4.500% due 03/15/2025	2,000	1,996
5.936% due 05/30/2035 •	1,200	1,190
Brighthouse Financial Global Funding 5.650% due 06/10/2029	6,000	6,054
Brookfield Finance, Inc. 4.350% due 04/15/2030	550	530
CaixaBank SA 5.673% due 03/15/2030 •	5,000	5,051
Capital One Financial Corp.
7.149% due 10/29/2027 •	2,700	2,803
7.624% due 10/30/2031 •	3,100	3,424
Chubb INA Holdings LLC 4.650% due 08/15/2029	5,500	5,484
Citigroup, Inc.
2.572% due 06/03/2031 •	6,600	5,755
2.976% due 11/05/2030 •	3,628	3,274
CNO Global Funding 5.875% due 06/04/2027	2,000	2,037
Consumers Securitization Funding LLC 5.550% due 03/01/2028	4,002	4,031
Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	2,000	1,966
4.494% due 10/17/2029	4,000	3,923
Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,089
5.900% due 09/19/2028	2,000	2,059
Crown Castle, Inc. 3.800% due 02/15/2028	1,500	1,444
Deutsche Bank AG 7.146% due 07/13/2027 •	9,600	9,896
FirstAmerican Financial Corp. 2.400% due 08/15/2031	2,100	1,729

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

GA Global Funding Trust 1.625% due 01/15/2026	1,600	1,546
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	4,000	3,841
1.542% due 09/10/2027 •	14,800	14,000
3.691% due 06/05/2028 •	7,175	6,971
4.223% due 05/01/2029 •	4,000	3,894
6.264% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,561
Guardian Life Global Funding 5.737% due 10/02/2028	6,000	6,186
HSBC Holdings PLC
1.645% due 04/18/2026 •	5,000	4,951
2.848% due 06/04/2031 •	1,550	1,361
3.973% due 05/22/2030 •	8,400	7,934
4.292% due 09/12/2026 •	1,500	1,494
ING Groep NV
5.409% due 04/01/2027 •	7,500	7,537
5.550% due 03/19/2035 •	4,500	4,475
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,463
Jackson National Life Global Funding 4.600% due 10/01/2029	2,700	2,627
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	8,000	7,684
1.953% due 02/04/2032 •	13,900	11,527
2.739% due 10/15/2030 •	2,700	2,433
4.565% due 06/14/2030 •	3,125	3,064
5.581% due 04/22/2030 •	5,000	5,100
6.087% due 10/23/2029 •	3,700	3,839
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,516
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,498
4.550% due 08/16/2028	2,000	1,964
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,279
MassMutual Global Funding
4.850% due 01/17/2029	8,400	8,411
5.150% due 05/30/2029	2,900	2,941
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,500	5,211
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030	6,000	5,135
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,683
2.172% due 05/22/2032 •	15,450	12,861
Morgan Stanley
2.239% due 07/21/2032 •	1,100	911
2.475% due 01/21/2028 •	20,000	19,061
5.656% due 04/18/2030 •	2,000	2,036
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026	2,200	2,229
NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,545
4.800% due 04/05/2026	6,000	6,002
Nomura Holdings, Inc. 5.594% due 07/02/2027	2,500	2,535
Northwestern Mutual Global Funding 4.900% due 06/12/2028	4,000	4,004
Pacific Life Global Funding 4.500% due 08/28/2029	5,150	5,087
PNC Financial Services Group, Inc. 5.300% due 01/21/2028 •	1,750	1,765
Pricoa Global Funding 4.650% due 08/27/2031	4,300	4,184
Prologis Targeted U.S. Logistics Fund LP 5.500% due 04/01/2034	5,600	5,609
Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,884
4.992% due 01/12/2027	1,800	1,808
5.467% due 12/08/2028	1,000	1,018
RGA Global Funding
2.700% due 01/18/2029	2,500	2,287
5.448% due 05/24/2029	4,200	4,261
6.000% due 11/21/2028	5,000	5,160
Safehold GL Holdings LLC 6.100% due 04/01/2034	5,800	5,904
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,955
1.673% due 06/14/2027 •	1,000	952
2.469% due 01/11/2028 •	2,700	2,560
3.823% due 11/03/2028 •	4,000	3,854
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,753
SMBCAviation Capital Finance DAC 5.700% due 07/25/2033	3,900	3,932

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029	7,500	6,893
UBS Group AG
2.095% due 02/11/2032 •	12,000	9,908
3.091% due 05/14/2032 •	6,600	5,743
4.703% due 08/05/2027 •	7,400	7,369
Ventas Realty LP 4.125% due 01/15/2026	1,000	992
Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,638
3.584% due 05/22/2028 •	1,930	1,871
4.478% due 04/04/2031 •	10,000	9,684

		484,123

INDUSTRIALS 3.8%
Adventist Health System 2.952% due 03/01/2029	4,299	3,922
Air Canada Pass-Through Trust 3.750% due 06/15/2029	325	312
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,428	1,251
3.375% due 11/01/2028	3,166	3,027
3.650% due 08/15/2030	1,980	1,888
4.000% due 01/15/2027	1,110	1,098
Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,058
6.500% due 11/21/2033	1,800	1,832
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	11,296
British Airways Pass-Through Trust 2.900% due 09/15/2036	604	534
CHRISTUS Health 4.341% due 07/01/2028	3,000	2,942
Comcast Corp. 5.100% due 06/01/2029	4,200	4,244
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,164
CVS Pass-Through Trust 7.507% due 01/10/2032	862	908
Elevance Health, Inc.
2.550% due 03/15/2031	3,200	2,747
5.200% due 02/15/2035	3,200	3,127
Eni SpA 5.500% due 05/15/2034	8,100	8,011
Fiserv, Inc.
4.750% due 03/15/2030	8,250	8,151
5.150% due 08/12/2034	1,200	1,173
Georgetown University 2.247% due 04/01/2030	4,500	3,941
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036	1,500	1,483
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,147	5,351
Meta Platforms, Inc. 4.300% due 08/15/2029	5,300	5,235
ONE Gas, Inc. 5.100% due 04/01/2029	2,700	2,720
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	3,005
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	3,000	3,000
Smith & Nephew PLC 5.400% due 03/20/2034	4,050	4,023
Stryker Corp. 4.250% due 09/11/2029	1,800	1,752
Sutter Health
2.294% due 08/15/2030	7,700	6,699
3.695% due 08/15/2028	1,300	1,248
T-Mobile USA, Inc. 4.700% due 01/15/2035	3,350	3,170
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,565	1,386
3.100% due 01/07/2030	757	718
3.450% due 01/07/2030	568	533
4.550% due 02/25/2033	3,273	3,053
5.875% due 04/15/2029	4,185	4,278
UPMC 5.035% due 05/15/2033	1,300	1,279

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

WoodsideFinance Ltd. 5.100% due 09/12/2034	6,500	6,188

		121,747

UTILITIES 3.9%
AES Corp. 5.450% due 06/01/2028	2,500	2,514
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041	3,600	3,526
Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,738
4.900% due 02/15/2029	5,300	5,315
DTE Electric Securitization Funding LLC 5.970% due 03/01/2033	4,419	4,571
Empire District Bondco LLC 4.943% due 01/01/2035	10,000	9,913
Evergy Metro, Inc. 5.400% due 04/01/2034	900	900
Eversource Energy 4.750% due 05/15/2026	3,000	3,000
Florida Power & Light Co. 5.150% due 06/15/2029	8,500	8,610
National Grid PLC 5.602% due 06/12/2028	3,100	3,161
National Rural Utilities Cooperative Finance Corp. 5.100% due 05/06/2027	8,000	8,066
NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,871
4.250% due 10/01/2029	1,400	1,358
New York State Electric & Gas Corp. 5.650% due 08/15/2028	2,000	2,049
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,250
3.300% due 03/15/2027	3,000	2,897
5.450% due 06/15/2027	3,500	3,544
6.100% due 01/15/2029	1,200	1,243
6.400% due 06/15/2033	1,900	2,004
6.950% due 03/15/2034	2,700	2,959
PacifiCorp 5.300% due 02/15/2031	2,200	2,221
PG&E Recovery Funding LLC 4.838% due 06/01/2035	7,550	7,499
Public Service Electric & Gas Co. 4.850% due 08/01/2034	3,700	3,600
Puget Sound Energy, Inc. 5.330% due 06/15/2034	1,900	1,890
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,285	1,078
Sempra 5.400% due 08/01/2026	4,600	4,643
Southern California Edison Co. 4.875% due 02/01/2027	1,000	1,003
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	5,700	5,577
Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	9,478	9,179
4.966% due 02/01/2044	4,600	4,444
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,000
5.088% due 05/01/2029	4,258	4,276

		122,899

Total Corporate Bonds & Notes (Cost $761,636)		728,769

MUNICIPAL BONDS & NOTES 3.3%
ALABAMA 0.1%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	3,545	3,392

CALIFORNIA 1.1%
California State University Revenue Bonds, Series 2020
1.338% due 11/01/2027	1,000	916
1.490% due 11/01/2028	5,400	4,815
1.690% due 11/01/2029	4,400	3,833
1.740% due 11/01/2030	2,600	2,200
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2030 (b)	5,200	3,904
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.787% due 06/01/2031	1,000	865
3.037% due 06/01/2032	4,200	3,602
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	1,375	1,389

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

MontereyPark, California Revenue Bonds, Series 2021
1.630% due 06/01/2028	250	226
1.893% due 06/01/2030	300	258
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	1,000	894
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	588
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	1,370	1,379
University of California Revenue Bonds, Series 2017 3.063% due 07/01/2025	5,200	5,169
University of California Revenue Bonds, Series 2020
1.316% due 05/15/2027	1,200	1,115
1.366% due 05/15/2027	3,000	2,796

		33,949

FLORIDA 0.2%
Miami-Dade County, Florida Revenue Bonds, Series 2021 1.936% due 10/01/2028	1,000	907
State Board of Administration Finance Corp., Florida Revenue Bonds, Series 2024 5.526% due 07/01/2034	5,100	5,157

		6,064

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Bonds, Series 2020
1.861% due 09/01/2028	2,000	1,820
1.961% due 09/01/2029	600	533

		2,353

LOUISIANA 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033	4,400	4,276

MICHIGAN 0.1%
Michigan Finance Authority Revenue Bonds, Series 2019
2.466% due 12/01/2025	1,100	1,081
2.596% due 12/01/2026	1,400	1,359

		2,440

NEW YORK 0.8%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	903
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
2.010% due 05/01/2025	3,000	2,976
2.980% due 11/01/2027	7,000	6,708
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	5,500	5,057
New York State Urban Development Corp. Revenue Bonds, Series 2020 1.496% due 03/15/2027	9,400	8,826

		24,470

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Bonds, Series 2021
1.245% due 06/01/2025	1,800	1,777
1.495% due 06/01/2026	2,500	2,400

		4,177

TEXAS 0.2%
Houston Community College System, Texas General Obligation Bonds, Series 2021 5.000% due 02/15/2029	2,000	2,034
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	4,635	4,647
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010 5.028% due 04/01/2026	1,135	1,138

		7,819

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	1,913
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	98	98

		2,011

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
1.820% due 06/01/2026	3,300	3,161

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

2.020% due 06/01/2027	4,400	4,096
2.351% due 06/01/2028	3,000	2,735

		9,992

WISCONSIN 0.1%
Wisconsin State Revenue Bonds, Series 2020
2.196% due 05/01/2027	3,300	3,136
2.299% due 05/01/2028	2,100	1,955

		5,091

Total Municipal Bonds & Notes (Cost $111,650)		106,034

U.S. GOVERNMENT AGENCIES 41.5%
Fannie Mae
0.750% due 11/25/2050	13,897	9,752
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,058
3.430% due 05/01/2028	65	63
4.923% due 06/25/2037 •	120	118
4.933% due 11/25/2045 •	322	315
4.983% due 12/25/2045 •	190	185
5.033% due 03/25/2035 - 03/25/2046 •	385	379
5.100% due 09/01/2028	6,961	7,075
5.249% due 03/25/2036 •	233	228
5.369% due 11/25/2046 •	295	290
5.389% due 11/25/2046 - 12/25/2056 •	2,525	2,461
5.409% due 12/25/2046 •	1,745	1,723
5.413% due 06/25/2040 •	129	129
5.419% due 07/25/2046 - 10/25/2046 •	2,635	2,577
5.469% due 01/25/2047 •	1,624	1,608
5.650% due 01/25/2055 «•	2,600	2,598
7.102% due 10/01/2037 •	125	130
7.252% due 07/01/2034 •	69	70
Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	17,862	15,684
1.250% due 12/15/2044	1,354	1,101
2.500% due 09/25/2048	3,606	3,249
3.000% due 10/01/2046 - 05/01/2048	12,819	11,132
3.500% due 06/01/2044 - 10/01/2048	863	777
4.000% due 09/01/2048 - 05/01/2049	8,115	7,533
4.500% due 10/01/2048 - 02/01/2049	3,066	2,928
4.650% due 08/25/2028 ~	4,800	4,793
4.850% due 09/25/2028	1,400	1,406
5.012% due 09/15/2035 •	6	6
5.112% due 02/15/2041 •	147	145
5.162% due 04/15/2041 •	45	44
5.182% due 11/15/2036 •	39	39
5.262% due 04/15/2041 •	366	362
5.319% due 10/15/2037 - 10/15/2040 •	4,096	4,027
5.409% due 07/15/2040 •	1,545	1,529
5.430% due 06/25/2031 ~	3,000	3,062
5.469% due 07/15/2041 - 03/15/2042 •	4,106	4,084
5.569% due 08/25/2054 •	4,710	4,717
5.619% due 08/25/2054 •	2,800	2,810
Ginnie Mae
1.500% due 10/20/2045	5,125	4,113
3.000% due 01/20/2067	3,091	3,017
3.500% due 09/20/2045	1,285	1,166
5.216% due 08/20/2066 •	1	1
5.306% due 07/20/2063 •	312	312
5.336% due 06/20/2065 •	3,541	3,531
5.366% due 03/20/2065 •	2,363	2,357
5.416% due 12/20/2064 - 06/20/2066 •	3,087	3,083
5.441% due 09/20/2065 •	1,340	1,338
5.446% due 08/20/2061 •	1	1
5.496% due 09/20/2063 •	12	12
5.516% due 10/20/2063 - 09/20/2065 •	255	255
5.536% due 02/20/2066 •	9	9
5.566% due 05/20/2066 •	1,940	1,940
5.646% due 04/20/2066 •	3,601	3,604
5.666% due 04/20/2066 •	3,620	3,624
5.686% due 07/20/2065 •	114	115
5.716% due 12/20/2066 •	2,362	2,366
5.766% due 01/20/2067 •	2,916	2,924
5.916% due 03/20/2066 •	1,425	1,436
Ginnie Mae, TBA 3.000% due 02/01/2055	120,100	104,163
Tennessee Valley Authority
4.375% due 08/01/2034	3,200	3,096
7.125% due 05/01/2030	10,000	11,222
Uniform Mortgage-Backed Security
2.500% due 03/01/2051 - 10/01/2053	74,265	60,704
3.000% due 01/01/2035 - 07/01/2052	323,133	275,873
3.500% due 07/01/2025 - 07/01/2048	6,055	5,639

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.000% due 01/01/2046 - 02/01/2053	109,593	100,772
4.500% due 08/01/2048 - 05/01/2053	169,765	160,095
5.000% due 06/01/2025 - 12/01/2053	86,409	83,611
5.500% due 01/01/2026 - 02/01/2054	31,128	30,752
Uniform Mortgage-Backed Security, TBA
2.500% due 02/01/2055	76,600	62,411
3.000% due 02/01/2055	23,500	19,964
3.500% due 02/01/2055	76,500	67,658
4.000% due 02/01/2055 - 03/01/2055	203,700	186,259

Total U.S. Government Agencies (Cost $1,327,815)		1,318,611

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Bonds
4.125% due 08/15/2044	33,000	29,875
U.S. Treasury Notes
3.625% due 09/30/2031	18,800	17,869
4.000% due 07/31/2029 (f)	106,600	104,935
4.125% due 07/31/2031	131,760	129,166
4.500% due 11/15/2033 (f)	10,000	9,958
4.875% due 10/31/2030 (f)	235,425	240,675

Total U.S. Treasury Obligations (Cost $539,962)		532,478

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,139
Ashford Hospitality Trust 5.695% due 06/15/2035 •	406	404
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,722	3,688
BANK
1.805% due 11/15/2053	6,000	5,486
2.933% due 09/15/2062	9,791	9,340
3.183% due 08/15/2061	4,300	3,860
4.775% due 10/15/2057	3,000	2,890
Barclays Commercial Mortgage Securities Trust 5.609% due 12/15/2057	5,100	5,208
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,472
2.888% due 08/15/2057	4,120	3,945
2.957% due 12/15/2062	5,996	5,754
3.780% due 02/15/2051 ~	634	626
4.232% due 01/15/2052	5,700	5,462
BMO Mortgage Trust
5.566% due 11/15/2057 ~	7,000	7,122
5.625% due 12/15/2057 ~	4,500	4,587
5.857% due 02/15/2057	6,000	6,150
BX Trust
5.241% due 10/15/2036 •	1,080	1,074
5.411% due 10/15/2036 •	3,000	2,993
5.432% due 12/15/2038 •	2,375	2,376
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,026	7,672
Commercial Mortgage Trust
2.873% due 08/15/2057	1,669	1,603
3.091% due 10/10/2049	3,700	3,570
3.432% due 08/10/2048	872	867
3.497% due 05/10/2048	1,500	1,495
3.510% due 09/10/2050	4,200	3,996
3.694% due 08/10/2047	185	183
3.902% due 07/10/2050	2,148	2,141
4.228% due 05/10/2051	3,800	3,628
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •	89	85
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.362% due 10/15/2037 •	5,300	5,185
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	8,515	8,199
3.808% due 11/15/2048	5,600	5,551
Extended Stay America Trust 5.591% due 07/15/2038 •	22,812	22,842
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,227
JP Morgan Chase Commercial Mortgage Securities Trust 5.861% due 12/15/2036 •	6,000	4,425
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,814
3.611% due 05/15/2048	2,000	1,991
3.639% due 11/15/2047	259	258
3.801% due 08/15/2048	1,229	1,218
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,143	2,983
2.994% due 12/15/2049	122	120
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	1,989

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

MorganStanley Capital Trust
2.606% due 08/15/2049	393	387
3.067% due 11/15/2052	6,080	5,838
3.587% due 12/15/2050	700	671
3.809% due 12/15/2048	2,000	1,972
5.681% due 12/15/2038 •	8,300	8,004
MSWF Commercial Mortgage Trust 6.014% due 12/15/2056 ~	4,000	4,218
NYO Commercial Mortgage Trust 5.607% due 11/15/2038 •	18,000	17,670
SFO Commercial Mortgage Trust 5.661% due 05/15/2038 •	7,100	6,934
SREIT Trust 5.211% due 10/15/2038 •	3,500	3,484
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	6,617	6,333
2.987% due 12/15/2052	930	894
3.366% due 10/15/2050	1,417	1,392
3.504% due 12/15/2050	4,435	4,366
3.903% due 02/15/2051	2,284	2,261
4.195% due 08/15/2051	1,105	1,097
Waikiki Beach Hotel Trust 5.745% due 12/15/2033 •	10,000	9,939
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,327
2.652% due 08/15/2049	1,600	1,537
2.788% due 07/15/2048	49	49
3.306% due 05/15/2048	5	5
3.311% due 06/15/2052	4,750	4,337
3.461% due 07/15/2058	12	12
3.540% due 05/15/2048	1,500	1,492
4.147% due 06/15/2051	965	954
5.920% due 11/15/2057 ~	9,900	10,209
WSTN Trust 6.297% due 07/05/2037 ~	3,000	3,043

Total Non-Agency Mortgage-Backed Securities (Cost $270,336)		258,043

ASSET-BACKED SECURITIES 12.8%
AUTOMOBILE SEQUENTIAL 4.0%
Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,068
5.360% due 06/20/2030	11,000	11,174
5.440% due 02/22/2028	5,000	5,063
5.810% due 12/20/2029	7,900	8,140
6.020% due 02/20/2030	3,500	3,635
Bank of America Auto Trust 5.660% due 11/15/2029	3,950	4,024
Capital One Prime Auto Receivables Trust 5.820% due 06/15/2028	5,400	5,499
CarMax Auto Owner Trust 6.000% due 07/17/2028	8,000	8,147
Chesapeake Funding LLC 5.520% due 05/15/2036	2,912	2,945
Ford Credit Auto Owner Trust 5.280% due 02/15/2036	3,800	3,873
GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,125
5.780% due 08/16/2028	2,000	2,035
GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,631
4.980% due 12/11/2036	6,300	6,362
5.770% due 08/11/2036	5,400	5,603
Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	8,064
6.150% due 03/25/2030	3,400	3,502
Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	998
4.570% due 03/21/2029	4,700	4,707
Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	10,051
4.970% due 09/15/2028	2,200	2,210
SBNA Auto Lease Trust 6.520% due 04/20/2028	1,000	1,024
SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	502
4.950% due 05/21/2029	900	904
Toyota Lease Owner Trust 5.660% due 11/20/2026	2,000	2,018
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	4,400	4,427
World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	906

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.150% due 11/15/2028	2,400	2,418

		126,055

CMBS OTHER 1.9%
ACREC Ltd. 5.640% due 10/16/2036 •	2,779	2,781
Arbor Realty Commercial Real Estate Notes Ltd. 5.862% due 11/15/2036 •	7,140	7,157
AREIT LLC
6.494% due 08/17/2041 •	2,071	2,080
6.624% due 06/17/2039 •	3,200	3,209
AREIT Trust
5.576% due 11/17/2038 •	582	582
5.850% due 01/20/2037 •	3,739	3,727
BDS Ltd.
5.840% due 12/16/2036 •	2,549	2,551
6.503% due 08/19/2038 •	2,917	2,935
BXMT Ltd. 5.896% due 11/15/2037 •	4,098	4,059
GPMT Ltd.
5.740% due 07/16/2035 •	3,438	3,403
5.821% due 12/15/2036 •	924	917
LCCM Trust 5.712% due 12/13/2038 •	103	102
LoanCore Issuer Ltd. 5.812% due 11/15/2038 •	2,809	2,822
MF1 LLC 7.001% due 09/17/2037 •	2,639	2,646
MF1 Ltd.
5.570% due 10/16/2036 •	1,935	1,931
6.196% due 12/15/2035 •	2,035	2,038
MF1 Multifamily Housing Mortgage Loan Trust 5.346% due 07/15/2036 •	2,413	2,407
PFP Ltd. 6.671% due 08/19/2035 •	2,200	2,208
Starwood Commercial Mortgage Trust 5.690% due 04/18/2038 •	6,500	6,497
TPG Real Estate Finance Issuer Ltd. 6.032% due 02/15/2039 •	4,840	4,875
VMC Finance LLC 5.590% due 06/16/2036 •	237	238

		59,165

CREDIT CARD BULLET 1.4%
American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,016
4.870% due 05/15/2028	10,000	10,057
4.950% due 10/15/2027	2,500	2,510
5.240% due 04/15/2031	6,000	6,137
BA Credit Card Trust 4.790% due 05/15/2028	12,600	12,661
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027	9,600	9,665

		43,046

CREDIT CARD OTHER 0.4%
Capital One Multi-Asset Execution Trust 4.420% due 05/15/2028	8,300	8,304
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,098

		13,402

OTHER ABS 5.1%
AIMCO CLO 5.897% due 10/17/2034 •	5,950	5,971
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •	2,600	2,606
Apex Credit CLO Ltd. 5.857% due 10/20/2031 •	1,320	1,323
Ares CLO Ltd. 5.943% due 04/22/2031 •	4,628	4,638
Birch Grove CLO Ltd. 6.237% due 07/17/2037 •	6,200	6,264
Carlyle Global Market Strategies CLO Ltd. 5.929% due 07/27/2031 •	1,264	1,266
Catamaran CLO Ltd. 5.993% due 04/22/2030 •	3,784	3,792
CBAM Ltd. 6.286% due 07/15/2037 ~	9,200	9,262
CIFC Funding Ltd. 5.994% due 07/18/2031 •	2,298	2,303

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

DLLMTLLC
5.340% due 03/22/2027	3,900	3,925
5.350% due 03/20/2031	5,660	5,714
ECMC Group Student Loan Trust
5.433% due 02/27/2068 •	2,799	2,786
5.483% due 09/25/2068 •	3,848	3,803
5.683% due 01/27/2070 •	4,983	4,976
5.733% due 05/25/2067 •	2,414	2,414
Elevation CLO Ltd.
5.467% due 07/25/2034 •(a)	2,200	2,200
5.926% due 01/25/2035 •	4,500	4,532
Gallatin CLO Ltd. 6.008% due 07/15/2031 •	2,788	2,794
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •	4,500	4,500
Jamestown CLO Ltd. 5.583% due 07/25/2034 •	3,200	3,200
KKR CLO Ltd. 5.834% due 07/18/2030 •	660	661
Madison Park Funding Ltd. 5.812% due 10/18/2030 •	3,901	3,907
Magnetite Ltd. 5.806% due 10/15/2031 •	1,823	1,827
Marathon CLO Ltd. 5.856% due 04/15/2032 •	2,495	2,499
MMAF Equipment Finance LLC 5.610% due 07/10/2028	4,042	4,053
Navient Private Education Loan Trust 5.962% due 07/16/2040 •	1,901	1,906
Navient Private Education Refi Loan Trust
5.412% due 01/15/2043 •	418	418
5.512% due 04/15/2069 •	1,438	1,438
Navient Student Loan Trust
5.483% due 07/26/2066 •	1,966	1,951
6.480% due 03/15/2072	1,238	1,270
Neuberger Berman CLO Ltd. 5.838% due 10/15/2029 •	1,570	1,572
OCP CLO Ltd. 5.999% due 07/20/2029 •	514	515
OFSI BSL X Ltd. 5.824% due 04/20/2034 •	3,500	3,507
OSD CLO Ltd. 5.779% due 04/17/2031 ~	3,566	3,573
OZLM Ltd. 6.039% due 07/20/2032 •	4,674	4,684
Palmer Square CLO Ltd. 5.909% due 10/17/2031 •	1,916	1,917
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •	913	913
Pawneee Equipment Receivables LLC 5.170% due 02/15/2028	1,213	1,215
Rad CLO Ltd. 6.016% due 07/24/2032 •	2,370	2,371
Regatta Funding Ltd. 5.826% due 10/25/2031 •	1,503	1,505
Romark CLO Ltd. 5.918% due 10/23/2030 •	1,634	1,637
Saranac CLO Ltd. 5.797% due 08/13/2031 •	924	927
SLM Private Education Loan Trust 9.262% due 10/15/2041 •	2,590	2,686
SMB Private Education Loan Trust
5.242% due 01/15/2053 •	2,656	2,623
5.303% due 09/15/2054 •	509	507
TCW CLO Ltd. 5.784% due 08/16/2034 •	2,600	2,606
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	500	500
Trinitas CLO Ltd. 5.966% due 01/25/2034 •	6,800	6,812
Venture CLO Ltd.
5.869% due 07/20/2030 •	5,130	5,139
5.929% due 07/20/2030 •	2,266	2,270
6.011% due 07/30/2032 •	3,000	3,007
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •	6,009	6,020
Verizon Master Trust 4.350% due 08/20/2032	7,500	7,363

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

VoyaCLO Ltd. 5.859% due 04/17/2030 •	1,754	1,757

		163,825

Total Asset-Backed Securities (Cost $402,762)		405,493

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,378

Total Sovereign Issues (Cost $6,400)		6,378

SHORT-TERM INSTRUMENTS 13.8%
REPURCHASE AGREEMENTS (d) 13.8%		438,800

U.S. TREASURY BILLS 0.0%
4.501% due 02/06/2025 (b)(c)	1,110	1,105

Total Short-Term Instruments (Cost $439,905)		439,905

Total Investments in Securities (Cost $3,860,466)		3,795,711

Total Investments 119.3% (Cost $3,860,466)		$3,795,711
Financial Derivative Instruments(e)(h)(0.0)%(Cost or Premiums, net $(2,483))		(6)
Other Assets and Liabilities, net (19.3)%		(614,758)

Net Assets 100.0%		$3,180,947

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$35,300	U.S. Treasury Notes 4.250% due 06/30/2029	$(35,955)	$35,300	$35,309
4.550	01/02/2025	01/03/2025	202,300	U.S. Treasury Notes 4.250% due 02/28/2029	(206,323)	202,300	202,300
JPS	4.700	12/31/2024	01/02/2025	201,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(102)	201,200	201,252
U.S. Treasury Notes 4.625% due 02/28/2026	(205,230)

Total Repurchase Agreements	$(447,610)	$438,800	$438,861

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	2,323	$477,631	$(333)	$0	$(37)
U.S. Treasury 5-Year Note March Futures	03/2025	2,060	218,988	(1,157)	0	(193)
U.S. Treasury 10-Year Note March Futures	03/2025	1,455	158,231	(1,471)	0	(318)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	69	7,681	(108)	0	(17)

$(3,069)	$0	$(565)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	737	$(87,634)	$3,030	$322	$0

Total Futures Contracts	$(39)	$322	$(565)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.262%	$3,900	$(147)	$162	$15	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	900	12	(6)	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.360	3,000	45	(16)	29	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.383	900	8	3	11	0	0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	4,450	(15)	88	73	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2026	0.616	3,500	(22)	49	27	0	0

						$(119)	$280	$161	$0	$(2)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$4,634	$2,364	$93	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	490	455	8	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	137,900	(59)	2,689	2,630	138	0

						$(2,364)	$7,813	$5,449	$239	$0

Total Swap Agreements						$(2,483)	$8,093	$5,610	$239	$(2)

(f)

Securities with an aggregate market value of $21,141 and cash of $12,677 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$484,123	$0	$484,123
Industrials						0	121,747	0	121,747
Utilities						0	122,899	0	122,899
Municipal Bonds & Notes
Alabama						0	3,392	0	3,392
California						0	33,949	0	33,949
Florida						0	6,064	0	6,064
Kansas						0	2,353	0	2,353
Louisiana						0	4,276	0	4,276
Michigan						0	2,440	0	2,440
New York						0	24,470	0	24,470
South Dakota						0	4,177	0	4,177
Texas						0	7,819	0	7,819
Utah						0	2,011	0	2,011
West Virginia						0	9,992	0	9,992
Wisconsin						0	5,091	0	5,091
U.S. Government Agencies						0	1,316,013	2,598	1,318,611
U.S. Treasury Obligations						0	532,478	0	532,478
Non-Agency Mortgage-Backed Securities						0	258,043	0	258,043
Asset-Backed Securities
Automobile Sequential						0	126,055	0	126,055
CMBS Other						0	59,165	0	59,165
Credit Card Bullet						0	43,046	0	43,046
Credit Card Other						0	13,402	0	13,402
Other ABS						0	163,825	0	163,825
Sovereign Issues						0	6,378	0	6,378
Short-Term Instruments
Repurchase Agreements						0	438,800	0	438,800
U.S. Treasury Bills						0	1,105	0	1,105

Total Investments						$0	$3,793,113	$2,598	$3,795,711

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2024 (Unaudited)

Exchange-traded or centrally cleared	$0	$561	$0	$561

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(567)	$0	$(567)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$0	$3,793,107	$2,598	$3,795,705

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 362.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$52

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	567	570

Total Corporate Bonds & Notes (Cost $616)		622

MUNICIPAL BONDS & NOTES 0.4%
TEXAS 0.4%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	4,199

Total Municipal Bonds & Notes (Cost $5,881)		4,199

U.S. GOVERNMENT AGENCIES 332.1%
Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	1,221	711
0.200% due 02/25/2043 •(a)	1,663	11
0.609% due 06/25/2042 •	379	285
1.283% due 07/25/2044 ~(a)	345	14
1.303% due 07/25/2044 ~(a)	514	26
1.317% due 11/25/2049 •(a)	2,019	227
1.353% due 07/25/2052 ~(a)	347	17
1.367% due 10/25/2046 ~(a)	195	9
1.451% due 04/25/2046 ~(a)	342	17
1.467% due 07/25/2042 - 08/25/2042 •(a)	5,342	494
1.500% due 02/25/2036 (a)	38,669	2,044
1.501% due 03/25/2045 ~(a)	729	40
1.526% due 01/25/2045 ~(a)	327	18
1.578% due 08/25/2044 ~(a)	300	18
1.606% due 04/25/2055 ~(a)	595	30
1.723% due 08/25/2054 ~(a)	674	36
1.735% due 07/25/2045 ~(a)	1,599	87
1.933% due 08/25/2055 ~(a)	363	21
2.242% due 01/25/2031 ~(a)	6,623	422
2.500% due 02/25/2051 (a)	7,624	1,251
3.000% due 11/01/2042 - 05/01/2058	9,904	8,392
3.000% due 11/25/2043 - 12/25/2048 (a)	7,669	979
3.068% due 09/26/2033 •	2	2
3.500% due 04/25/2046 (a)	220	17
3.500% due 06/01/2056 - 01/01/2059	22,741	20,082
3.575% due 02/01/2026	9,000	8,904
4.000% due 09/01/2043 - 10/01/2043	177	166
4.000% due 06/25/2044 (a)	51	4
4.072% due 01/01/2049 •	1,363	1,396
4.374% due 02/01/2028 ~	5,998	5,945
4.440% due 06/01/2033	2,000	1,934
4.463% due 10/01/2031 •	12	12
4.490% due 04/01/2033	2,000	1,948
4.500% due 06/01/2030 - 04/01/2059	16,431	15,789
4.513% due 08/01/2026 - 11/01/2028 •	19	18
4.540% due 02/01/2028 •	4	4
4.550% due 05/01/2028	200	200
4.580% due 08/01/2033	1,000	977
4.622% due 05/01/2036 •	1	1
4.628% due 05/01/2036 •	41	40
4.630% due 07/01/2033	3,470	3,409
4.654% due 11/01/2028 •	6	6
4.673% due 07/25/2032 •	34	33
4.700% due 04/01/2033	3,682	3,599
4.714% due 05/01/2036 •	1	1
4.750% due 07/25/2037 •	194	190
4.763% due 05/01/2036 •	1	1
4.834% due 05/01/2030 •	6	6
4.860% due 07/01/2033	2,500	2,493
4.900% due 10/01/2028	709	715

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.909% due 12/25/2036 •	617	605
4.990% due 03/01/2031	1,484	1,489
5.000% due 11/25/2028 - 11/01/2039	147	146
5.083% due 06/25/2029 - 04/25/2032 •	18	18
5.094% due 01/01/2029 •	2	2
5.115% due 04/18/2028 - 12/18/2032 •	10	11
5.133% due 06/25/2046 •	719	707
5.165% due 10/18/2030 •	7	7
5.172% due 02/01/2031 •	14	14
5.183% due 06/25/2030 - 11/25/2059 •	10,636	10,471
5.209% due 02/25/2033 •	6	6
5.227% due 03/01/2035 •	25	25
5.300% due 09/01/2038	1,045	1,065
5.350% due 02/01/2026 •	1	1
5.383% due 10/25/2037 •	1,321	1,319
5.395% due 09/01/2030 - 04/01/2032 •	3	3
5.500% due 08/01/2039 - 11/01/2039	923	909
5.524% due 02/01/2031 •	10	10
5.570% due 10/01/2028	868	886
5.583% due 04/25/2032 •	3	3
5.610% due 10/01/2028	883	901
5.631% due 01/01/2035 •	6	6
5.645% due 06/01/2029 - 06/01/2030 •	14	14
5.730% due 10/01/2028	1,122	1,164
5.750% due 12/01/2030 •	13	13
5.841% due 09/01/2034 •	1	1
6.000% due 04/25/2031 - 02/01/2037	160	163
6.025% due 02/01/2030 •	18	17
6.061% due 02/01/2034 •	15	15
6.128% due 08/01/2042 - 10/01/2044 •	502	506
6.175% due 02/01/2035 •	13	13
6.195% due 02/01/2027 •	1	1
6.249% due 05/01/2035 •	8	8
6.287% due 02/01/2036 •	8	8
6.300% due 06/25/2031 ~	42	42
6.328% due 10/01/2030 - 09/01/2040 •	41	41
6.405% due 11/01/2035 •	4	4
6.475% due 01/01/2030 •	27	27
6.488% due 12/01/2031 •	2	2
6.500% due 06/25/2028 - 10/25/2031	234	240
6.500% due 04/25/2038 (a)	105	22
6.583% due 11/01/2035 •	3	3
6.628% due 12/01/2027 •	4	4
6.640% due 11/01/2035 •	55	56
6.706% due 05/25/2035 ~	34	35
6.710% due 03/01/2035 •	12	12
6.714% due 11/01/2048 •	536	553
6.728% due 06/01/2035 •	16	16
6.765% due 12/01/2048 •	791	818
6.850% due 12/18/2027	32	32
6.945% due 09/01/2031 •	3	3
6.989% due 06/01/2032 •	13	14
7.000% due 11/25/2026 - 09/01/2032	15	15
7.050% due 11/01/2035 •	215	216
7.107% due 09/01/2035 •	37	37
7.135% due 11/01/2025 •	1	1
7.250% due 08/01/2029 •	4	4
7.260% due 06/01/2035 •	56	58
7.277% due 07/01/2032 •	11	12
7.310% due 09/01/2035 •	3	3
7.350% due 01/01/2026 •	5	5
7.375% due 08/01/2035 •	26	27
7.422% due 09/01/2035 •	29	30
7.430% due 07/01/2035 •	6	6
7.435% due 09/01/2034 •	31	32
7.460% due 05/01/2035 •	23	23
7.500% due 11/20/2026 - 07/25/2041	85	86
7.509% due 07/01/2035 •	13	13
7.517% due 07/01/2034 •	64	65
7.559% due 05/01/2036 •	11	11
Farmer Mac 8.850% due 04/25/2030 «~	28	28
Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	10,224	8,960
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	35,716	22,335
0.984% due 10/15/2037 ~(a)	115	6
0.987% due 05/15/2037 ~(a)	281	16
1.201% due 10/15/2037 ~(a)	49	2
1.482% due 03/15/2037 ~(a)	123	7
1.637% due 02/15/2038 ~(a)	208	12
1.656% due 11/15/2036 ~(a)	320	19
1.684% due 08/15/2041 ~(a)	105	6
1.695% due 11/15/2038 ~(a)	345	20
1.699% due 10/15/2041 ~(a)	200	12
1.764% due 06/15/2038 ~(a)	256	16
1.901% due 12/15/2043 •	1,195	1,064

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

1.994% due 08/15/2036 ~(a)	136	8
2.000% due 11/25/2050 (a)	5,803	736
2.500% due 12/15/2027 - 10/15/2052 (a)	41,820	6,338
3.000% due 08/15/2032 - 08/01/2046	5,261	4,842
3.000% due 02/15/2033 - 09/15/2048 (a)	2,650	250
3.500% due 08/15/2026 - 08/15/2045 (a)	11,099	1,756
3.500% due 09/01/2032	1,065	1,026
4.000% due 06/01/2029 - 12/01/2048	7,204	6,752
4.000% due 01/15/2046 (a)	3,250	600
4.194% due 03/01/2029 •	2	2
4.500% due 03/01/2029 - 06/01/2048	4,649	4,522
4.504% due 07/01/2030 •	45	44
4.776% due 08/15/2032 ~	7	7
4.933% due 05/25/2031 •	65	65
4.962% due 07/15/2034 •	1	1
4.963% due 09/25/2031 •	26	26
4.969% due 07/25/2031 •	23	23
5.000% due 09/01/2025 - 07/01/2041	4,241	4,222
5.012% due 06/15/2048 - 12/15/2048 •	2,765	2,707
5.062% due 12/15/2029 •	22	22
5.162% due 09/15/2026 - 12/15/2031 •	9	9
5.212% due 02/15/2028 - 03/15/2032 •	1	1
5.233% due 01/25/2050 •	1,405	1,383
5.262% due 03/15/2032 - 03/15/2044 •	872	864
5.312% due 08/15/2035 •	198	197
5.319% due 10/15/2037 - 10/15/2040 •	5,385	5,290
5.469% due 12/15/2046 •	371	366
5.500% due 11/01/2030 - 06/01/2041	10,148	10,228
5.662% due 04/15/2031 •	157	158
5.712% due 06/15/2031 •	12	12
5.912% due 07/15/2027 •	36	36
6.000% due 09/15/2026 - 05/01/2040	1,515	1,566
6.125% due 03/01/2033 •	8	8
6.230% due 03/01/2033 •	26	27
6.250% due 12/15/2028	36	36
6.262% due 01/01/2028 •	2	2
6.348% due 12/01/2032 •	4	5
6.369% due 09/01/2028 •	1	1
6.500% due 06/15/2027 - 10/25/2043	638	657
6.518% due 02/01/2027 •	11	11
6.532% due 08/01/2027 •	1	1
6.624% due 03/01/2032 •	3	3
6.644% due 12/01/2026 •	1	1
6.650% due 12/01/2029 •	2	2
6.714% due 07/01/2035 •	82	84
6.780% due 11/01/2027 •	15	15
6.839% due 07/01/2028 •	38	38
6.924% due 08/01/2035 •	4	4
7.000% due 01/01/2026 - 12/01/2032	11	11
7.026% due 11/01/2029 •	44	44
7.119% due 05/01/2032 •	62	64
7.125% due 10/01/2035 •	16	16
7.157% due 06/01/2028 - 12/01/2035 •	187	193
7.226% due 10/01/2036 •	25	25
7.390% due 05/01/2032 •	4	4
7.404% due 07/01/2030 •	1	1
7.482% due 07/01/2027 •	1	1
7.500% due 08/15/2029 (a)	1	0
7.500% due 01/15/2030	21	21
7.645% due 05/01/2025	55	55
7.647% due 11/01/2034 •	11	11
7.740% due 02/01/2027 •	1	1
8.000% due 06/01/2030 - 09/01/2030	1	0
8.500% due 03/15/2025 - 08/01/2027	1	0
Freddie Mac Multifamily Structured Pass Through Certificates 4.660% due 01/25/2031	6,100	6,027
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	120	112
0.000% due 06/20/2042 - 12/20/2045 ~(a)	3,306	119
0.000% due 09/20/2045 •	1,736	995
1.088% due 03/16/2051 ~(a)	625	1
2.500% due 03/20/2027 - 10/15/2046	870	796
2.500% due 09/20/2051 (f)	35,651	29,811
3.000% due 12/15/2042 - 11/20/2067	18,579	16,672
3.000% due 06/20/2046 (a)	154	11
3.500% due 11/15/2041 - 02/20/2052	72,076	65,160
3.500% due 08/20/2042 - 09/20/2046 (a)	5,610	598
3.750% due 12/20/2029 - 12/20/2032 •	308	309
4.000% due 09/15/2040 - 03/15/2052	20,612	19,422
4.500% due 10/20/2025 ~	1	1
4.500% due 06/15/2035 - 01/20/2049	17,650	16,961
4.625% due 01/20/2025 - 09/20/2026 ~	22	21
4.625% due 01/20/2027 - 07/20/2035 •	1,946	1,953
4.760% due 01/20/2059 •	22	22
4.875% due 04/20/2025 - 06/20/2026 ~	28	29
4.875% due 04/20/2027 - 04/20/2033 •	960	965

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.000% due 05/20/2025 - 09/20/2026 ~	3	3
5.000% due 07/20/2027 - 08/20/2030 •	238	239
5.000% due 05/15/2033 - 12/20/2048	10,034	9,973
5.049% due 10/20/2058 •	3	3
5.125% due 01/20/2034 •	920	943
5.500% due 07/20/2030 - 09/20/2030 •	20	21
5.500% due 09/15/2031 - 07/15/2041	4,183	4,260
5.816% due 07/20/2070 - 08/20/2070 •	14,471	14,649
6.000% due 09/15/2036 - 12/15/2040	748	772
6.016% due 10/20/2070 •	7,235	7,344
6.105% due 09/20/2071 •	24,446	25,196
6.500% due 01/15/2028 - 07/15/2039	841	867
7.000% due 09/15/2025 - 09/20/2028	3	3
7.500% due 06/15/2027 - 10/15/2031	15	15
8.000% due 12/15/2028 - 09/15/2031	15	16
8.500% due 06/15/2027 - 01/20/2031	120	125
9.000% due 08/20/2030	2	2
Ginnie Mae, TBA
2.000% due 02/01/2055	99,600	79,707
2.500% due 01/01/2055 - 02/01/2055	94,850	78,468
3.000% due 02/01/2055	253,350	219,732
3.500% due 01/01/2055	17,882	15,986
4.000% due 01/01/2055 - 02/01/2055	38,650	35,603
4.500% due 02/01/2055	42,900	40,549
5.000% due 01/01/2055 - 02/01/2055	54,800	53,161
5.500% due 01/01/2055 - 02/01/2055	33,500	33,209
U.S. Small Business Administration
5.370% due 04/01/2028	343	343
5.490% due 05/01/2028	339	337
5.870% due 05/01/2026 - 07/01/2028	234	236
6.220% due 12/01/2028	50	50
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	288	215
2.000% due 11/01/2026 - 04/01/2036	8,962	8,002
2.500% due 01/01/2032 - 04/01/2052	38,246	31,922
3.000% due 10/01/2026 - 04/01/2052	209,886	181,137
3.500% due 09/01/2025 - 05/01/2050	73,322	66,620
4.000% due 12/01/2025 - 06/01/2049	62,223	58,811
4.500% due 09/01/2025 - 01/01/2049	13,933	13,491
5.000% due 09/01/2025 - 06/01/2053	7,890	7,735
5.500% due 11/01/2028 - 02/01/2042	5,739	5,778
6.000% due 09/01/2028 - 05/01/2041	6,979	7,156
6.500% due 02/01/2026 - 04/01/2043	3,261	3,371
8.000% due 07/01/2030 - 10/01/2030	4	4
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2055	14,400	10,641
2.000% due 02/01/2040	18,600	16,438
2.500% due 02/01/2055	33,430	27,238
3.000% due 01/01/2040 - 02/01/2055	584,380	500,794
3.500% due 01/01/2040	97,900	92,537
4.000% due 03/01/2055	64,040	58,557
4.500% due 01/01/2040 - 03/01/2055	626,518	588,986
5.000% due 01/01/2040 - 02/01/2055	480,304	463,379
5.500% due 01/01/2040 - 02/01/2055	362,800	357,868
6.000% due 02/01/2055	87,600	87,935
7.000% due 01/01/2055	18,400	19,080
Vendee Mortgage Trust
5.839% due 01/15/2030 ~	63	65
6.500% due 03/15/2029	87	87

Total U.S. Government Agencies (Cost $3,704,380)		3,583,684

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
4.125% due 08/15/2044 (f)	77,200	69,888

Total U.S. Treasury Obligations (Cost $77,949)		69,888

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust 5.798% due 09/25/2035 ~	149	130
Banc of America Funding Trust
5.065% due 05/20/2035 •	199	179
6.253% due 10/25/2036 þ	387	332
6.337% due 01/25/2037 þ	393	357
Banc of America Mortgage Trust
4.836% due 02/25/2036 ~	75	67
6.619% due 07/25/2034 ~	1	1
6.979% due 06/20/2031 ~	26	26
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
5.162% due 11/25/2030 ~	1	1
6.500% due 01/25/2034 ~	1	1
7.375% due 08/25/2033 ~	56	54
7.480% due 08/25/2033 ~	49	47

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

BearStearns ALT-A Trust
4.408% due 11/25/2036 ~	144	60
4.692% due 11/25/2036 ~	289	168
4.787% due 11/25/2036 ~	397	204
5.515% due 05/25/2035 ~	80	75
Bear Stearns Structured Products, Inc. Trust 4.219% due 12/26/2046 ~	499	386
BellaVista Mortgage Trust 4.981% due 05/20/2045 •	102	66
Chase Mortgage Finance Trust
4.754% due 09/25/2036 ~	15	13
6.000% due 07/25/2037	1,504	667
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.110% due 01/25/2035 ~	125	115
4.633% due 05/25/2036 •	49	45
4.703% due 08/25/2035 •	65	61
Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	62	61
6.223% due 08/25/2035 ~	51	45
6.500% due 06/25/2054 ~	1,885	1,906
7.410% due 05/25/2035 •	1	1
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	347	294
Countrywide Alternative Loan Resecuritization Trust 3.872% due 08/25/2037 ~	80	36
Countrywide Alternative Loan Trust
4.685% due 07/20/2046 •	225	188
4.765% due 09/20/2046 •	5,449	4,620
4.833% due 09/25/2046 •	2,016	1,832
4.853% due 05/25/2036 •	26	22
4.873% due 05/25/2035 •	381	352
4.893% due 05/25/2035 •	43	40
4.953% due 05/25/2035 •	103	86
4.953% due 09/25/2046 •	3,662	2,850
4.953% due 10/25/2046 •	283	211
4.973% due 07/25/2046 •	1,567	1,081
5.013% due 12/25/2035 •	141	126
5.125% due 12/20/2035 •	398	366
5.133% due 10/25/2046 •	1,263	915
6.250% due 11/25/2036	553	407
Countrywide Home Loan Mortgage Pass-Through Trust
4.828% due 11/25/2037 ~	280	260
4.913% due 05/25/2035 •	357	309
4.937% due 09/25/2047 ~	216	195
4.993% due 02/25/2035 •	31	29
5.033% due 04/25/2035 •	203	191
5.093% due 03/25/2035 •	27	24
5.113% due 02/25/2035 •	235	218
5.133% due 02/25/2035 •	6	5
5.133% due 03/25/2036 •	9	2
5.153% due 02/25/2036 •	12	4
5.266% due 09/25/2034 ~	113	101
6.125% due 07/19/2031 ~	3	3
6.267% due 06/19/2031 ~	2	2
Credit Suisse First Boston Mortgage Securities Corp. 6.028% due 06/25/2033 ~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,027	823
4.462% due 05/27/2053 ~	4,364	3,380
6.079% due 04/25/2037 þ	1,746	467
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 4.553% due 10/25/2036 •	6	5
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	4	4
GreenPoint Mortgage Funding Trust
4.853% due 12/25/2046 •	1,141	1,067
4.993% due 04/25/2036 •	375	326
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.724% due 10/25/2033 ~	6	6
GS Mortgage Securities Corp. Trust 5.595% due 07/15/2031 •	2,000	1,681
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	14,844	12,418
GSR Mortgage Loan Trust
4.973% due 08/25/2046 •	2,056	456
5.081% due 06/25/2034 ~	7	7
5.397% due 04/25/2036 ~	119	78
HarborView Mortgage Loan Trust
2.916% due 11/19/2034 ~	18	13
4.741% due 03/19/2037 •	186	169
4.921% due 05/19/2046 •	510	156
5.739% due 08/19/2034 ~	431	397
6.027% due 08/19/2036 ~	20	19
HomeBanc Mortgage Trust 5.313% due 08/25/2029 •	58	56

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

IndyMacAdjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	1	1
IndyMac INDB Mortgage Loan Trust 5.053% due 11/25/2035 •	82	47
IndyMac INDX Mortgage Loan Trust
3.259% due 01/25/2036 ~	148	129
3.614% due 01/25/2036 ~	1	0
3.902% due 08/25/2035 ~	384	278
4.112% due 08/25/2036 ~	6,575	5,506
4.728% due 12/25/2034 ~	2	2
4.753% due 06/25/2037 •	285	100
4.873% due 05/25/2046 •	456	406
4.933% due 04/25/2035 •	41	33
4.933% due 07/25/2035 •	325	297
5.093% due 02/25/2035 •	59	55
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	5,565	4,663
3.000% due 05/25/2052 ~	6,468	5,395
5.353% due 12/25/2049 •	1,324	1,267
5.403% due 08/25/2049 •	698	671
5.793% due 10/25/2035 ~	457	425
Lehman XS Trust 5.093% due 11/25/2046 •	1,568	1,156
Luminent Mortgage Trust 4.813% due 12/25/2036 •	224	209
MASTR Adjustable Rate Mortgages Trust
4.933% due 05/25/2037 •	334	134
5.053% due 05/25/2047 •	7	7
5.133% due 05/25/2047 •	3,350	2,715
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	64	45
MASTR Seasoned Securitization Trust 5.084% due 10/25/2032 ~	44	40
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.212% due 11/15/2031 •	55	52
5.392% due 11/15/2031 •	7	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.952% due 12/15/2030 •	65	63
4.992% due 06/15/2030 •	51	49
Merrill Lynch Alternative Note Asset Trust 5.053% due 03/25/2037 •	854	205
Merrill Lynch Mortgage Investors Trust
5.442% due 10/25/2028 •	4	4
5.512% due 04/25/2035 ~	3	3
5.522% due 01/25/2029 ~	516	441
Morgan Stanley Mortgage Loan Trust
4.963% due 02/25/2047 •	760	304
5.715% due 07/25/2035 ~	277	230
Mortgage Equity Conversion Asset Trust
4.710% due 02/25/2042 •	517	507
4.750% due 01/25/2042 •	4,309	4,232
4.760% due 05/25/2042 •	2,514	2,462
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	4,825	4,607
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	90	89
OBX Trust 3.000% due 01/25/2052 ~	2,642	2,215
Prime Mortgage Trust 4.853% due 02/25/2034 •	6	6
Residential Accredit Loans, Inc. Trust
4.399% due 08/25/2035 ~	424	162
4.993% due 05/25/2046 •	337	269
Residential Funding Mortgage Securities, Inc. Trust 6.092% due 09/25/2035 ~	606	395
Sequoia Mortgage Trust
4.923% due 01/20/2047 ~	240	171
5.121% due 04/19/2027 •	4	4
5.181% due 10/19/2026 •	4	3
5.245% due 10/20/2027 •	41	40
Structured Adjustable Rate Mortgage Loan Trust
4.078% due 01/25/2035 ~	51	50
4.581% due 11/25/2035 ~	141	128
4.943% due 08/25/2035 ~	4	4
5.166% due 07/25/2035 ~	16	13
5.188% due 06/25/2034 •	160	154
6.330% due 07/25/2034 ~	9	9
6.353% due 10/25/2037 •	692	628
Structured Asset Mortgage Investments Trust
4.713% due 03/25/2037 •	61	24
4.833% due 06/25/2036 •	49	47
4.873% due 05/25/2036 •	360	242
4.913% due 05/25/2045 •	413	365
4.981% due 07/19/2035 •	421	401
5.053% due 08/25/2036 •	2,004	1,427
5.141% due 09/19/2032 •	132	127

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.141% due 10/19/2034 •	32	31
5.181% due 03/19/2034 •	149	140
6.750% due 05/02/2030 ~	49	0
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.539% due 06/25/2033 ~	1	1
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	855	199
6.470% due 09/25/2036 þ	9,085	223
6.515% due 07/25/2037 þ	1,359	498
Thornburg Mortgage Securities Trust 5.923% due 06/25/2043 ~	67	64
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	5,660	5,392
WaMu Mortgage Pass-Through Certificates Trust
3.752% due 04/25/2037 ~	455	407
4.361% due 12/25/2036 ~	429	386
4.973% due 11/25/2045 •	374	352
5.033% due 10/25/2045 •	25	24
5.093% due 01/25/2045 •	80	78
5.093% due 07/25/2045 •	14	14
5.113% due 01/25/2045 •	224	224
5.203% due 12/25/2035 ~	82	75
5.453% due 07/25/2044 •	39	37
5.503% due 12/25/2045 •	704	601
5.665% due 11/25/2046 •	108	90
5.825% due 02/25/2046 •	425	378
6.013% due 03/25/2034 ~	2	2
6.025% due 11/25/2042 •	13	12
6.075% due 01/25/2047 •	480	430
6.225% due 06/25/2042 •	60	55
6.225% due 08/25/2042 •	155	148
6.252% due 08/25/2033 ~	91	88
6.566% due 09/25/2033 ~	44	43
Washington Mutual Mortgage Pass-Through Certificates Trust
6.737% due 11/25/2030 ~	19	19
6.768% due 07/25/2036 þ	2,140	486
Wells Fargo Mortgage-Backed Securities Trust 7.320% due 07/25/2034 ~	5	6

Total Non-Agency Mortgage-Backed Securities (Cost $112,271)		95,591

ASSET-BACKED SECURITIES 12.9%
CMBS OTHER 0.6%
MF1 LLC 6.516% due 06/19/2037 •	2,974	2,979
MF1 Ltd. 5.570% due 10/16/2036 •	3,798	3,789

		6,768

HOME EQUITY OTHER 2.7%
ABFC Trust
5.133% due 03/25/2032 •	116	114
5.153% due 06/25/2034 •	97	95
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	499	377
ACE Securities Corp. Home Equity Loan Trust
4.573% due 10/25/2036 •	123	46
5.113% due 11/25/2035 •	142	149
5.503% due 07/25/2034 •	98	95
AFC Home Equity Loan Trust 5.263% due 06/25/2029 •	121	95
Amortizing Residential Collateral Trust 5.153% due 10/25/2031 •	61	60
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.393% due 06/25/2029 •	150	149
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.188% due 10/25/2035 •	1,320	1,299
Asset-Backed Securities Corp. Home Equity Loan Trust
4.533% due 05/25/2037 •	1	1
5.032% due 06/15/2031 •	183	180
Bayview Financial Acquisition Trust 4.984% due 05/28/2037 •	599	567
Bear Stearns Asset-Backed Securities Trust
5.428% due 02/25/2034 •	315	314
5.953% due 11/25/2042 •	101	100
6.625% due 06/25/2043 ~	7	7
Centex Home Equity Loan Trust
4.753% due 01/25/2032 •	39	38
5.303% due 01/25/2032 •	160	171
Chase Funding Trust
5.053% due 07/25/2033 •	16	16
5.093% due 08/25/2032 •	353	345
5.113% due 11/25/2032 •	25	25

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

CitigroupGlobal Markets Mortgage Securities 5.803% due 01/25/2032 •	76	76
Citigroup Mortgage Loan Trust 4.513% due 07/25/2045 •	127	87
Countrywide Asset-Backed Certificates Trust
4.593% due 07/25/2037 •	728	668
4.853% due 09/25/2037 •	396	355
5.353% due 10/25/2047 •	700	634
5.453% due 09/25/2032 •	818	828
Credit Suisse First Boston Mortgage Securities Corp. 3.861% due 08/25/2032 •	84	80
Credit-Based Asset Servicing & Securitization Trust 3.074% due 01/25/2037 •	246	72
Delta Funding Home Equity Loan Trust 5.332% due 09/15/2029 •	6	6
Ellington Loan Acquisition Trust
5.503% due 05/25/2037 •	763	739
5.553% due 05/25/2037 •	331	321
EMC Mortgage Loan Trust 5.193% due 05/25/2040 •	106	105
Encore Credit Receivables Trust 5.143% due 07/25/2035 •	2,056	1,995
EquiFirst Mortgage Loan Trust 4.933% due 01/25/2034 •	59	57
Fremont Home Loan Trust 4.933% due 08/25/2036 •	5,833	1,817
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •	33	14
GMAC Mortgage Corp. Loan Trust 4.933% due 01/25/2029 •	14	12
GSAMP Trust
2.358% due 10/25/2036 •	7,474	36
4.593% due 12/25/2036 •	873	462
Home Equity Mortgage Loan Asset-Backed Trust 4.673% due 04/25/2037 •	566	427
JP Morgan Mortgage Acquisition Trust 4.613% due 08/25/2036 •	34	15
Long Beach Mortgage Loan Trust
5.013% due 10/25/2034 •	58	56
5.503% due 10/25/2034 •	24	22
5.878% due 03/25/2032 •	67	74
MASTR Asset-Backed Securities Trust 4.953% due 12/25/2034 •	388	385
Merrill Lynch Mortgage Investors Trust
4.573% due 10/25/2037 •	957	143
4.613% due 09/25/2037 •	123	24
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	464	224
6.000% due 02/25/2037 ~	653	363
NovaStar Mortgage Funding Trust 4.713% due 03/25/2037 •	1,397	881
Option One Mortgage Loan Trust
4.593% due 01/25/2037 •	462	267
5.233% due 02/25/2035 •	1,254	1,183
Option One Mortgage Loan Trust Asset-Backed Certificates 5.143% due 11/25/2035 •	187	179
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	579	581
Renaissance Home Equity Loan Trust
3.664% due 08/25/2033 •	156	143
5.173% due 11/25/2034 •	113	97
5.213% due 12/25/2032 •	14	13
5.653% due 08/25/2032 •	223	214
Residential Asset Mortgage Products Trust 5.398% due 09/25/2035 •	1,694	1,653
Residential Asset Securities Corp. Trust 4.743% due 06/25/2033 •	39	35
SACO Trust 4.973% due 06/25/2036 •	20	19
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •	2,030	437
Soundview Home Loan Trust 4.573% due 11/25/2036 •	58	16
Structured Asset Investment Loan Trust
5.383% due 06/25/2035 •	8,328	7,951
5.728% due 12/25/2034 •	976	934
Structured Asset Securities Corp. Trust 5.143% due 09/25/2035 •	389	367

		29,310

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.713% due 03/25/2037 •	81	80

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

MorganStanley Mortgage Loan Trust 5.173% due 04/25/2037 •	201	54

		134

MANUFACT HOUSE ABS OTHER 0.0%
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	62	61

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust 5.253% due 09/25/2046 •	420	395
GSAMP Trust 5.253% due 02/25/2033 •	44	43
PRET LLC 3.721% due 07/25/2051 þ	5,778	5,766
Residential Asset Mortgage Products Trust 5.053% due 03/25/2036 •	39	38

		6,242

OTHER ABS 9.0%
AGL CLO Ltd. 6.079% due 07/20/2034 •	3,900	3,907
Anchorage Capital CLO Ltd. 6.072% due 04/22/2034 •	3,200	3,207
Apidos CLO 6.009% due 07/16/2031 •	2,195	2,199
Ares CLO Ltd.
5.943% due 04/22/2031 •	2,931	2,937
5.967% due 04/17/2033 •	3,400	3,407
Atlas Senior Loan Fund Ltd. 6.076% due 10/24/2031 •	2,362	2,363
Betony CLO Ltd. 5.931% due 04/30/2031 •	1,171	1,174
BlueMountain CLO Ltd. 6.073% due 10/22/2030 •	755	757
Carlyle Global Market Strategies CLO Ltd.
5.879% due 04/17/2031 •	353	354
6.058% due 07/15/2031 •	1,475	1,478
CIFC Funding Ltd.
5.829% due 04/20/2030 •	585	587
5.846% due 10/24/2030 •	3,322	3,328
6.057% due 07/17/2037 •	5,000	5,033
6.093% due 10/22/2031 •	3,093	3,099
Dryden CLO Ltd. 5.864% due 04/18/2031 •	2,961	2,967
Dryden Senior Loan Fund 5.888% due 04/15/2031 •	3,282	3,287
Galaxy CLO Ltd. 5.888% due 10/15/2030 •	2,280	2,283
Gallatin CLO Ltd. 6.008% due 07/15/2031 •	3,595	3,603
GoldenTree Loan Management U.S. CLO Ltd. 6.287% due 01/20/2034 •	2,000	2,004
KKR CLO Ltd.
5.834% due 07/18/2030 •	1,111	1,113
5.918% due 04/15/2031 •	626	627
LCM Ltd. 5.959% due 04/20/2031 •	4,579	4,580
Madison Park Funding Ltd. 5.849% due 07/27/2031 •	1,151	1,154
Magnetite Ltd. 6.087% due 01/25/2032 •	787	789
Marathon CLO Ltd. 5.856% due 04/15/2032 •	2,096	2,099
MidOcean Credit CLO 5.833% due 02/20/2031 •	2,416	2,421
Mountain View CLO LLC 5.949% due 01/16/2031 •	161	161
Mountain View CLO Ltd. 6.038% due 07/15/2031 •	1,659	1,662
Nassau Ltd. 6.168% due 01/15/2030 •	45	45
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •	4,021	4,024
Newark BSL CLO Ltd.
5.857% due 07/25/2030 •	4,445	4,451
5.979% due 12/21/2029 •	657	658
OZLM Ltd. 5.767% due 07/20/2030 •	1,200	1,202
Palmer Square Loan Funding Ltd. 5.679% due 07/20/2029 •	376	376
Rad CLO Ltd. 6.216% due 01/25/2033 •	2,500	2,505

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

RomarkCLO Ltd. 5.918% due 10/23/2030 •	13,763	13,789
SLM Student Loan Trust 6.270% due 12/15/2033 •	1,088	1,075
Symphony CLO Ltd. 5.826% due 01/23/2032 •	871	874
TIAA CLO Ltd. 6.059% due 01/16/2031 •	186	186
Venture CLO Ltd. 6.009% due 04/20/2032 •	4,622	4,632

		96,397

Total Asset-Backed Securities (Cost $151,086)		138,912

SHORT-TERM INSTRUMENTS 1.8%
U.S. TREASURY BILLS 1.8%
4.348% due 01/16/2025 - 03/27/2025 (c)(d)	20,124	19,954

Total Short-Term Instruments (Cost $19,952)		19,954

Total Investments in Securities (Cost $4,072,135)		3,912,850

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	130,804	1,274

Total Short-Term Instruments (Cost $1,274)		1,274

Total Investments in Affiliates (Cost $1,274)		1,274

Total Investments 362.8% (Cost $4,073,409)		$3,914,124
Financial Derivative Instruments(g)(h)0.1%(Cost or Premiums, net $7,319)		2,437
Other Assets and Liabilities, net (262.9)%		(2,837,626)

Net Assets 100.0%		$1,078,935

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.500%	12/31/2024	01/02/2025	$(44,280)	$(44,291)
BRC	4.550	12/31/2024	01/02/2025	(1,480)	(1,481)
DEU	4.350	01/02/2025	01/03/2025	(44,620)	(44,620)
SAL	4.630	12/19/2024	01/07/2025	(29,167)	(29,219)

Total Reverse Repurchase Agreements	$(119,611)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (66.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$246,300	$(193,620)	$(191,768)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	249,100	(219,502)	(220,308)
Uniform Mortgage-Backed Security, TBA	6.500	02/01/2055	299,700	(306,112)	(305,659)

Total Short Sales (66.5)%	$(719,234)	$(717,735)

(f)	Securities with an aggregate market value of $74,713 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(44,145) at a weighted average interest rate of 4.015%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	11,264	$1,197,416	$(6,679)	$0	$(1,056)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	383	45,541	(1,507)	0	(167)

$(8,186)	$0	$(1,223)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	3,582	$(389,543)	$4,141	$784	$0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

U.S. Ultra Treasury 10-Year Note March Futures				03/2025	5,072	(564,577)	8,041		1,268	0

							$12,182		$2,052	$0

Total Futures Contracts							$3,996		$2,052	$(1,223)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.600%	Annual	02/02/2025	$157,000	$210	$723	$933	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/05/2025	288,000	608	2,543	3,151	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/05/2025	288,000	(294)	(1,392)	(1,686)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	02/06/2025	272,000	216	1,367	1,583	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	5.000	Annual	05/30/2025	64,300	77	(198)	(121)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	24,200	44	195	239	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	432	411	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(1,228)	(1,074)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(944)	(769)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	1,898	2,445	23	0
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	274	81	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	241	107	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	106	52	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	389	181	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(718)	(395)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	169	(97)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	563	275	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	171	88	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(289)	540	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	(1,800)	(1,590)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	67	212	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	724	1,025	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	581	870	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	385	617	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	1,932	1,473	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	4,221	4,221	32	0
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	726	825	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	905	905	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	212	252	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	774	828	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	499	593	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(124)	1,227	1,103	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	3,137	6,410	63	0

Total Swap Agreements						$5,796	$17,892	$23,688	$394	$(222)

Cash of $28,612 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	10/24/2025	81,800	$65	$63
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.780	02/05/2025	23,000	267	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.480	02/05/2025	23,000	267	797
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/28/2025	66,600	386	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.300	03/13/2025	34,500	62	0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/21/2025	107,000	118	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	23,500	361	576

$1,526	$1,436

Total Purchased Options	$1,526	$1,436

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements	$(3)	$3	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52	$0	$52
Industrials	0	570	0	570
Municipal Bonds & Notes
Texas	0	4,199	0	4,199
U.S. Government Agencies	0	3,583,656	28	3,583,684
U.S. Treasury Obligations	0	69,888	0	69,888
Non-Agency Mortgage-Backed Securities	0	95,591	0	95,591
Asset-Backed Securities
CMBS Other	0	6,768	0	6,768
Home Equity Other	0	29,310	0	29,310
Home Equity Sequential	0	134	0	134
Manufact House ABS Other	0	61	0	61
Whole Loan Collateral	0	6,242	0	6,242
Other ABS	0	96,397	0	96,397
Short-Term Instruments
U.S. Treasury Bills	0	19,954	0	19,954

$0	$3,912,822	$28	$3,912,850
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,274	$0	$0	$1,274

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Investments	$1,274	$3,912,822	$28	$3,914,124

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(717,735)	$0	$(717,735)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,446	0	2,446
Over the counter	0	1,436	0	1,436

	$0	$3,882	$0	$3,882
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,445)	$0	$(1,445)

Total Financial Derivative Instruments	$0	$2,437	$0	$2,437

Totals	$1,274	$3,197,524	$28	$3,198,826

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3% ¤
MUNICIPAL BONDS & NOTES 96.3%
ARIZONA 3.3%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2049	$1,250	$1,293
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,134

		3,427

ARKANSAS 1.4%
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	1,500	1,462

CALIFORNIA 8.8%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	500	530
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.000% due 12/01/2053	445	455
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	805	767
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,250	1,214
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,048
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	1,870
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	2,300	2,432
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	1,002

		9,318

COLORADO 1.0%
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	1,000	1,057

CONNECTICUT 2.8%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	2,900

DISTRICT OF COLUMBIA 1.5%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2049	500	541
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023 5.250% due 10/01/2053	1,000	1,053

		1,594

FLORIDA 4.3%
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	1,000	1,089
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,475
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	931
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,028

		4,523

GEORGIA 1.0%
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2059	1,000	1,015

HAWAII 1.4%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,521

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2024 (Unaudited)

ILLINOIS 4.9%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	1,000	1,025
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2035	1,000	1,108
5.000% due 05/01/2037	1,000	1,095
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,063
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,000	919

		5,210

INDIANA 0.9%
Indiana Finance Authority Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,000	932

LOUISIANA 0.7%
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	685	743

MARYLAND 1.6%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2034	1,600	1,700

MASSACHUSETTS 1.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,000	1,016

MICHIGAN 5.2%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	1,250	1,350
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2028	1,500	1,577
5.000% due 12/01/2031	2,385	2,575

		5,502

MINNESOTA 2.4%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,564

NEVADA 2.4%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,000	1,057
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	600
0.000% due 06/01/2036 (a)	1,520	826

		2,483

NEW JERSEY 4.9%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	1,000	1,072
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,050
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	989
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	993
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,086

		5,190

NEW YORK 12.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 08/01/2042	3,100	3,206
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	329
5.250% due 06/15/2053	400	435
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2048	1,000	1,078
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	582
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	2,000	2,185
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,000	1,079

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2024 (Unaudited)

NewYork State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	695	667
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2063	1,000	1,055
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/30/2049	1,000	1,030
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	1,000	1,007

		12,653

OKLAHOMA 1.1%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2040	1,000	1,105

OREGON 1.0%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	1,000	1,062

PENNSYLVANIA 14.0%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,449
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2037	1,000	996
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2056	1,000	892
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	1,875	1,916
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.250% due 06/30/2053	1,000	1,027
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,005
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,037
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	3,391

		14,713

RHODE ISLAND 1.0%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2043	1,000	1,055

TENNESSEE 1.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,068

TEXAS 10.9%
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	150	160
Houston, Texas General Obligation Bonds, Series 2024 5.250% due 03/01/2049	1,000	1,090
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	1,026
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,509
Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	1,115	1,187
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,069
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.500% due 02/01/2050	1,000	1,106
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	900	986
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,015
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	843
5.000% due 10/15/2058	500	532

		11,523

UTAH 1.3%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2037	1,200	1,314

VIRGINIA 2.2%
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	2,500	2,365

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2024 (Unaudited)

WASHINGTON 0.9%
Port of Seattle, Washington Revenue Bonds, Series 2021 4.000% due 08/01/2041	1,000	956

WISCONSIN 1.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,483

Total Municipal Bonds & Notes (Cost $102,598)		101,454

Total Investments in Securities (Cost $102,598)		101,454

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	207,044	2,016

Total Short-Term Instruments (Cost $2,015)		2,016

Total Investments in Affiliates (Cost $2,015)		2,016

Total Investments 98.2% (Cost $104,613)		$103,470
Other Assets and Liabilities, net 1.8%		1,889

Net Assets 100.0%		$105,359

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$766	$667	0.63%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$3,427	$0	$3,427
Arkansas	0	1,462	0	1,462
California	0	9,318	0	9,318
Colorado	0	1,057	0	1,057
Connecticut	0	2,900	0	2,900
District of Columbia	0	1,594	0	1,594
Florida	0	4,523	0	4,523
Georgia	0	1,015	0	1,015
Hawaii	0	1,521	0	1,521
Illinois	0	5,210	0	5,210
Indiana	0	932	0	932
Louisiana	0	743	0	743
Maryland	0	1,700	0	1,700
Massachusetts	0	1,016	0	1,016
Michigan	0	5,502	0	5,502
Minnesota	0	2,564	0	2,564
Nevada	0	2,483	0	2,483
New Jersey	0	5,190	0	5,190
New York	0	12,653	0	12,653
Oklahoma	0	1,105	0	1,105
Oregon	0	1,062	0	1,062
Pennsylvania	0	14,713	0	14,713
Rhode Island	0	1,055	0	1,055
Tennessee	0	1,068	0	1,068
Texas	0	11,523	0	11,523
Utah	0	1,314	0	1,314
Virginia	0	2,365	0	2,365
Washington	0	956	0	956
Wisconsin	0	1,483	0	1,483

$0	$101,454	$0	$101,454
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,016	$0	$0	$2,016

Total Investments	$2,016	$101,454	$0	$103,470

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.7% ¤
U.S. TREASURY OBLIGATIONS 180.7%
U.S. Treasury Inflation Protected Securities(a)
0.125% due 04/15/2025	$4,277	$4,251
0.125% due 10/15/2025	27,373	27,059
0.125% due 04/15/2026 (b)	37,193	36,307
0.125% due 07/15/2026 (b)	37,269	36,403
0.125% due 10/15/2026	17,998	17,501
0.125% due 04/15/2027	17,329	16,613
0.125% due 01/15/2030	26,882	24,423
0.125% due 07/15/2030 (b)	36,443	32,859
0.125% due 01/15/2031 (b)	32,547	28,897
0.125% due 07/15/2031 (b)	36,110	31,799
0.125% due 01/15/2032	18,949	16,433
0.125% due 02/15/2051	7,311	4,028
0.125% due 02/15/2052	7,597	4,127
0.250% due 07/15/2029	11,724	10,861
0.250% due 02/15/2050	8,570	5,004
0.375% due 07/15/2025	18,494	18,384
0.375% due 01/15/2027	23,783	23,065
0.375% due 07/15/2027 (b)	34,842	33,630
0.500% due 01/15/2028	23,419	22,393
0.625% due 01/15/2026 (b)	39,589	39,048
0.625% due 07/15/2032 (b)	32,485	29,045
0.625% due 02/15/2043	9,336	6,845
0.750% due 07/15/2028	14,713	14,135
0.750% due 02/15/2042 )	12,321	9,449
0.750% due 02/15/2045	18,553	13,456
0.875% due 01/15/2029	26,378	25,191
0.875% due 02/15/2047	15,601	11,297
1.000% due 02/15/2046	13,416	10,114
1.000% due 02/15/2048	8,909	6,565
1.000% due 02/15/2049	9,659	7,046
1.125% due 01/15/2033 (b)	42,707	39,298
1.250% due 04/15/2028	9,051	8,820
1.375% due 07/15/2033	31,909	29,862
1.375% due 02/15/2044	14,547	12,115
1.500% due 02/15/2053	10,088	8,088
1.625% due 10/15/2027 (b)	32,288	32,101
1.625% due 10/15/2029	5,217	5,131
1.750% due 01/15/2028	3,087	3,065
1.750% due 01/15/2034	15,814	15,166
1.875% due 07/15/2034 (b)	16,196	15,698
2.125% due 04/15/2029 (b)	5,817	5,826
2.125% due 02/15/2040	1,460	1,410
2.125% due 02/15/2041	8,404	8,136
2.125% due 02/15/2054	9,565	8,862
2.375% due 01/15/2027	10,801	10,906
2.375% due 10/15/2028 (b)	25,971	26,380
3.625% due 04/15/2028	5,387	5,655
3.875% due 04/15/2029	3,470	3,723

Total U.S. Treasury Obligations (Cost $833,653)		806,470

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.733% due 01/25/2035 •	30	28
Merrill Lynch Mortgage Investors Trust 4.873% due 07/25/2030 •	137	126

Total Non-Agency Mortgage-Backed Securities (Cost $162)		154

Total Investments in Securities (Cost $833,815)		806,624

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	452,530	4,406

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $4,404)	4,406

Total Investments in Affiliates (Cost $4,404)	4,406

Total Investments 181.7% (Cost $838,219)	$811,030
Financial Derivative Instruments(c)(d)(0.0)%(Cost or Premiums, net $(24))	(38)
Other Assets and Liabilities, net (81.7)%	(364,600)

Net Assets 100.0%	$446,392

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.560%	12/24/2024	01/14/2025	$(60,205)	$(60,273)
4.560	12/24/2024	01/15/2025	(140,305)	(140,465)
BSN	4.580	12/19/2024	01/06/2025	(33,459)	(33,519)
STR	4.570	01/02/2025	01/03/2025	(133,801)	(133,801)
4.750	12/31/2024	01/02/2025	(133,849)	(133,884)

Total Reverse Repurchase Agreements	$(501,942)

(b)	Securities with an aggregate market value of $370,117 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(344,873) at a weighted average interest rate of 5.176%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	183	$19,454	$(103)	$0	$(17)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	72	8,015	(112)	0	(18)

$(215)	$0	$(35)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	61	$(7,253)	$235	$27	$0

Total Futures Contracts	$20	$27	$(35)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	CPTFEMU	2.975%	Maturity	08/15/2027	EUR	900	$3	$(13)	$(10)	$0	$0
Pay	CPURNSA	2.380	Maturity	10/15/2025	$800	0	(1)	(1)	0	0

Total Swap Agreements	$3	$(14)	$(11)	$0	$0

Cash of $664 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

RYL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Receive	3.600%	01/27/2025	2,300	$(12)	$(1)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-SONIA	Pay	4.000	01/27/2025	2,300	(15)	(29)

Total Written Options	$(27)	$(30)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$806,470	$0	$806,470
Non-Agency Mortgage-Backed Securities	0	154	0	154

$0	$806,624	$0	$806,624
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,406	$0	$0	$4,406

Total Investments	$4,406	$806,624	$0	$811,030

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(35)	0	(35)
Over the counter	0	(30)	0	(30)

$0	$(65)	$0	$(65)

Total Financial Derivative Instruments	$0	$(38)	$0	$(38)

Totals	$4,406	$806,586	$0	$810,992

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Sector Fund Series – I	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Broadcom, Inc. 5.463% due 08/14/2026 «~	$900	$897

Total Loan Participations and Assignments (Cost $898)		897

CORPORATE BONDS & NOTES 67.0%
BANKING & FINANCE 30.1%
ABN AMRO Bank NV
6.339% due 09/18/2027 •	2,100	2,147
6.575% due 10/13/2026 •	2,000	2,022
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034	500	509
AerCap Ireland Capital DAC
2.450% due 10/29/2026	4,400	4,215
3.000% due 10/29/2028	200	185
4.625% due 09/10/2029	1,000	979
5.750% due 06/06/2028	450	459
6.100% due 01/15/2027	1,500	1,534
6.450% due 04/15/2027	3,000	3,094
Agree LP 5.625% due 06/15/2034	1,000	1,003
AIA Group Ltd.
5.400% due 09/30/2054	2,800	2,597
5.625% due 10/25/2027	200	205
AIB Group PLC 6.608% due 09/13/2029 •	1,500	1,568
Air Lease Corp. 5.200% due 07/15/2031	1,000	989
Aircastle Ltd.
5.750% due 10/01/2031	500	504
6.500% due 07/18/2028	800	827
Ally Financial, Inc.
5.543% due 01/17/2031 •	600	592
5.800% due 05/01/2025	2,000	2,003
6.184% due 07/26/2035 •	7,655	7,571
6.646% due 01/17/2040 •	2,600	2,521
6.848% due 01/03/2030 •	900	933
6.992% due 06/13/2029 •	200	208
8.000% due 11/01/2031	300	332
American Express Co.
5.482% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,917
5.505% (SOFRINDX + 0.930%) due 07/26/2028 ~	400	402
5.645% due 04/23/2027 •	600	607
6.489% due 10/30/2031 •	1,000	1,069
American Homes 4 Rent LP 5.500% due 02/01/2034	400	399
American Tower Corp.
1.300% due 09/15/2025	200	195
1.500% due 01/31/2028	3,000	2,708
2.100% due 06/15/2030	900	772
2.400% due 03/15/2025	300	298
3.550% due 07/15/2027	500	485
3.600% due 01/15/2028	800	770
5.000% due 01/31/2030	1,600	1,591
5.400% due 01/31/2035	3,300	3,266
5.550% due 07/15/2033	2,700	2,725
5.650% due 03/15/2033	1,797	1,821
Americold Realty Operating Partnership LP 5.409% due 09/12/2034	2,200	2,110
Antares Holdings LP
6.350% due 10/23/2029	1,250	1,241
6.500% due 02/08/2029	2,400	2,399
7.950% due 08/11/2028	1,500	1,573
Aon North America, Inc.
5.150% due 03/01/2029	700	702
5.300% due 03/01/2031	1,000	1,005
Ares Capital Corp.
3.250% due 07/15/2025	500	495
5.875% due 03/01/2029	2,000	2,018
7.000% due 01/15/2027	1,100	1,140

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Arthur J Gallagher & Co.
4.600% due 12/15/2027		800	797
5.150% due 02/15/2035		4,100	3,999
Athene Global Funding
4.860% due 08/27/2026		1,000	1,000
5.322% due 11/13/2031		5,500	5,412
Aviation Capital Group LLC
5.375% due 07/15/2029		3,000	3,004
6.250% due 04/15/2028		300	310
6.750% due 10/25/2028		1,800	1,892
Avolon Holdings Funding Ltd.
4.950% due 01/15/2028		1,700	1,685
5.750% due 03/01/2029		750	758
5.750% due 11/15/2029		2,500	2,532
6.375% due 05/04/2028		2,575	2,648
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		1,400	1,414
7.883% due 11/15/2034 •		2,000	2,194
Banco Santander SA
2.746% due 05/28/2025		1,900	1,882
4.175% due 03/24/2028 •		8,600	8,428
4.250% due 04/11/2027		800	786
5.147% due 08/18/2025		200	200
5.294% due 08/18/2027		800	805
5.552% due 03/14/2028 •		2,200	2,220
5.803% (SOFRRATE + 1.380%) due 03/14/2028 ~		1,600	1,614
Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,504
2.884% due 10/22/2030 •		1,400	1,266
3.419% due 12/20/2028 •		1,500	1,439
3.559% due 04/23/2027 •		580	571
3.593% due 07/21/2028 •		4,200	4,068
3.824% due 01/20/2028 •		1,300	1,274
3.970% due 03/05/2029 •		1,000	970
5.202% due 04/25/2029 •		4,749	4,772
5.288% due 04/25/2034 •		13,100	12,995
5.468% due 01/23/2035 •		3,450	3,455
5.819% due 09/15/2029 •		3,584	3,673
5.933% due 09/15/2027 •		1,100	1,120
Bank of Ireland Group PLC
5.601% due 03/20/2030 •		1,500	1,515
6.253% due 09/16/2026 •		200	202
Bank of Montreal
4.567% due 09/10/2027 •		800	798
4.689% due 07/28/2029		500	500
Bank of Nova Scotia 5.400% due 06/04/2027		1,050	1,067
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,809
5.790% due 07/13/2028		4,000	4,085
5.896% due 07/13/2026		300	305
Barclays PLC
6.496% due 09/13/2027 •		1,900	1,946
7.385% due 11/02/2028 •		1,300	1,378
8.500% due 06/15/2030 •(e)(f)	GBP	3,000	3,892
9.625% due 12/15/2029 •(e)(f)		$1,500	1,654
BBVA Bancomer SA 8.125% due 01/08/2039 •(f)		900	919
BGC Group, Inc.
6.600% due 06/10/2029		1,700	1,743
8.000% due 05/25/2028		1,718	1,825
Blue Owl Credit Income Corp. 6.600% due 09/15/2029		1,200	1,225
Blue Owl Finance LLC 6.250% due 04/18/2034		185	190
BNP Paribas SA
5.283% due 11/19/2030 •		6,200	6,139
5.906% due 11/19/2035 •		5,200	5,048
8.000% due 08/22/2031 •(e)(f)		1,200	1,237
Boost Newco Borrower LLC 7.500% due 01/15/2031		500	525
Boston Properties LP 6.750% due 12/01/2027		100	104
BPCE SA
5.975% due 01/18/2027 •		500	504
6.612% due 10/19/2027 •		800	820
Brandywine Operating Partnership LP 3.950% due 11/15/2027		2,500	2,373
Brown & Brown, Inc. 4.200% due 03/17/2032		950	876
CaixaBank SA
6.037% due 06/15/2035 •		200	202
6.208% due 01/18/2029 •		1,300	1,332
6.684% due 09/13/2027 •		3,500	3,593
Canadian Imperial Bank of Commerce 6.950% due 01/28/2085 •(f)		3,300	3,288

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Cantor Fitzgerald LP 7.200% due 12/12/2028		2,400	2,509
Capital One Financial Corp.
5.700% due 02/01/2030 •		3,000	3,042
6.377% due 06/08/2034 •		500	519
7.624% due 10/30/2031 •		1,600	1,767
CBRE Services, Inc. 4.875% due 03/01/2026		1,600	1,599
Charles Schwab Corp. 6.196% due 11/17/2029 •		2,200	2,294
CI Financial Corp. 7.500% due 05/30/2029		2,300	2,409
Citibank NA
4.838% due 08/06/2029		2,471	2,461
4.876% due 11/19/2027 •		1,100	1,101
5.488% due 12/04/2026		5,400	5,482
Citigroup, Inc. 3.785% due 03/17/2033 •		1,600	1,437
Citizens Bank NA 5.284% due 01/26/2026 •		250	250
Citizens Financial Group, Inc.
5.718% due 07/23/2032 •		8,500	8,533
5.841% due 01/23/2030 •		1,700	1,726
Cooperatieve Rabobank UA
4.333% due 08/28/2026		500	499
5.041% due 03/05/2027		1,500	1,515
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		1,100	1,103
5.500% due 07/18/2025		400	402
5.500% due 10/05/2026		1,500	1,526
Corebridge Financial, Inc.
3.650% due 04/05/2027		600	583
6.375% due 09/15/2054 •		500	498
CoStar Group, Inc. 2.800% due 07/15/2030		1,400	1,225
Cousins Properties LP 5.875% due 10/01/2034		1,900	1,903
Credit Agricole SA
5.589% due 07/05/2026		400	405
6.316% due 10/03/2029 •		1,500	1,550
Crown Castle, Inc.
1.050% due 07/15/2026		500	473
3.650% due 09/01/2027		800	776
3.700% due 06/15/2026		600	591
5.800% due 03/01/2034		400	408
Danske Bank AS
5.705% due 03/01/2030 •		700	710
6.259% due 09/22/2026 •		1,900	1,917
Deloitte LLP 5.590% due 01/30/2035 «		2,800	2,763
Deutsche Bank AG
5.414% due 05/10/2029		1,000	1,015
5.706% due 02/08/2028 •		1,100	1,112
6.119% due 07/14/2026 •		400	403
6.720% due 01/18/2029 •		4,130	4,289
6.819% due 11/20/2029 •		1,900	1,989
Digital Realty Trust LP 5.550% due 01/15/2028		1,640	1,667
Discover Bank 4.650% due 09/13/2028		400	392
Discover Financial Services
4.100% due 02/09/2027		800	786
7.964% due 11/02/2034 •		500	572
EPR Properties
3.600% due 11/15/2031		2,000	1,751
3.750% due 08/15/2029		4,400	4,082
4.500% due 06/01/2027		200	197
4.950% due 04/15/2028		1,400	1,378
Equinix Europe 2 Financing Corp. LLC 3.250% due 03/15/2031	EUR	3,700	3,822
Equinix, Inc.
1.250% due 07/15/2025		$200	196
1.450% due 05/15/2026		1,900	1,818
3.000% due 07/15/2050		300	189
Equitable Financial Life Global Funding 5.450% due 03/03/2028		400	403
Essential Properties LP 2.950% due 07/15/2031		3,600	3,070
Essex Portfolio LP 5.500% due 04/01/2034		2,200	2,202
Extra Space Storage LP 5.700% due 04/01/2028		400	408
F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,000	2,913
6.500% due 06/04/2029		3,300	3,372
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		1,925	1,985

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	200
5.250% due 04/26/2029		1,200	1,206
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	923
3.815% due 11/02/2027		400	383
4.125% due 08/17/2027		2,005	1,940
4.271% due 01/09/2027		400	392
4.950% due 05/28/2027		534	529
5.125% due 11/05/2026		1,600	1,598
5.303% due 09/06/2029		3,900	3,824
5.800% due 03/05/2027		400	404
5.800% due 03/08/2029		800	801
5.850% due 05/17/2027		1,198	1,211
6.054% due 11/05/2031		1,800	1,786
6.800% due 05/12/2028		385	398
6.950% due 06/10/2026		400	409
7.122% due 11/07/2033		1,300	1,357
7.200% due 06/10/2030		300	316
7.350% due 11/04/2027		1,900	1,990
General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	189
4.900% due 10/06/2029		1,300	1,281
5.550% due 07/15/2029		1,300	1,315
Global Atlantic Fin Co. 6.750% due 03/15/2054		1,300	1,321
GLP Capital LP
4.000% due 01/15/2030		3,050	2,843
4.000% due 01/15/2031		1,900	1,739
5.250% due 06/01/2025		200	200
5.300% due 01/15/2029		2,700	2,691
5.625% due 09/15/2034		5,250	5,169
5.750% due 06/01/2028		3,100	3,131
Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,100	3,106
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,108
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,329
2.615% due 04/22/2032 •		3,791	3,232
3.102% due 02/24/2033 •		2,575	2,220
3.615% due 03/15/2028 •		1,300	1,264
3.814% due 04/23/2029 •		740	712
5.016% due 10/23/2035 •		2,500	2,394
5.049% due 07/23/2030 •		1,700	1,690
5.330% due 07/23/2035 •		2,400	2,356
5.727% due 04/25/2030 •		2,300	2,348
5.798% due 08/10/2026 •		700	704
7.250% due 04/10/2028	GBP	200	268
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		$4,600	4,440
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		2,000	1,949
HAT Holdings LLC 8.000% due 06/15/2027		3,500	3,651
Highwoods Realty LP
3.050% due 02/15/2030		200	177
7.650% due 02/01/2034		1,100	1,223
Horizon Mutual Holdings, Inc. 6.200% due 11/15/2034		2,000	1,957
Host Hotels & Resorts LP
2.900% due 12/15/2031		4,431	3,772
3.500% due 09/15/2030		1,500	1,359
4.500% due 02/01/2026		100	99
5.700% due 07/01/2034		1,950	1,948
HPS Corporate Lending Fund 6.750% due 01/30/2029		1,500	1,542
HSBC Holdings PLC
4.041% due 03/13/2028 •		375	367
5.130% due 11/19/2028 •		2,000	2,000
5.286% due 11/19/2030 •		8,400	8,347
5.546% due 03/04/2030 •		2,500	2,519
7.390% due 11/03/2028 •		6,000	6,360
Hudson Pacific Properties LP 3.250% due 01/15/2030		600	409
Huntington Bancshares, Inc. 5.272% due 01/15/2031 •		3,900	3,904
ING Bank Australia Ltd. 4.837% due 03/22/2027	AUD	1,100	684
Intesa Sanpaolo SpA
6.625% due 06/20/2033		$5,300	5,545
7.200% due 11/28/2033		1,300	1,407
Invitation Homes Operating Partnership LP 5.500% due 08/15/2033		2,700	2,686
Israel Discount Bank Ltd. 5.375% due 01/26/2028		1,600	1,596

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

JAB Holdings BV 4.375% due 04/25/2034	EUR	1,100	1,198
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		$1,300	1,244
John Deere Capital Corp. 5.100% due 04/11/2034		1,700	1,698
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		1,600	1,696
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		4,600	4,146
3.509% due 01/23/2029 •		2,300	2,207
3.540% due 05/01/2028 •		1,592	1,547
3.782% due 02/01/2028 •		2,000	1,958
3.960% due 01/29/2027 •		500	496
4.005% due 04/23/2029 •		1,400	1,358
4.323% due 04/26/2028 •		2,790	2,757
4.452% due 12/05/2029 •		1,200	1,176
4.603% due 10/22/2030 •		3,000	2,944
4.851% due 07/25/2028 •		3,800	3,799
4.979% due 07/22/2028 •		1,000	1,003
4.995% due 07/22/2030 •		2,000	1,992
5.040% due 01/23/2028 •		3,212	3,224
5.294% due 07/22/2035 •		600	594
5.299% due 07/24/2029 •		1,200	1,212
5.350% due 06/01/2034 •		4,100	4,099
5.536% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,000	2,012
5.571% due 04/22/2028 •		2,300	2,339
5.581% due 04/22/2030 •		3,300	3,366
5.766% due 04/22/2035 •		3,140	3,213
5.788% (SOFRRATE + 1.200%) due 01/23/2028 ~		2,200	2,228
6.087% due 10/23/2029 •		7,400	7,677
6.254% due 10/23/2034 •		3,600	3,807
JPMorgan Chase Bank NA 5.433% (SOFRRATE + 1.000%) due 12/08/2026 ~		700	708
KBC Group NV
4.932% due 10/16/2030 •		1,200	1,182
6.324% due 09/21/2034 •		900	932
KeyBank NA 3.300% due 06/01/2025		200	199
Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,087
2.650% due 11/15/2033		5,550	4,247
4.250% due 08/15/2029		200	189
4.375% due 10/01/2025		700	697
6.250% due 01/15/2036		2,900	2,879
Kimco Realty OP LLC 3.800% due 04/01/2027		800	784
Kite Realty Group Trust 4.000% due 03/15/2025		100	100
Lazard Group LLC
4.375% due 03/11/2029		450	439
6.000% due 03/15/2031		1,400	1,438
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		900	898
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		5,000	5,013
5.871% due 03/06/2029 •		1,100	1,121
5.985% due 08/07/2027 •		800	812
LPL Holdings, Inc.
5.700% due 05/20/2027		1,000	1,012
6.750% due 11/17/2028		1,600	1,681
LXP Industrial Trust
2.375% due 10/01/2031		800	651
6.750% due 11/15/2028		1,700	1,782
Marex Group PLC 6.404% due 11/04/2029		2,100	2,122
Marsh & McLennan Cos., Inc.
4.650% due 03/15/2030		700	692
4.850% due 11/15/2031		2,000	1,976
5.000% due 03/15/2035		4,000	3,907
5.450% due 03/15/2053		750	725
Mastercard, Inc. 4.875% due 05/09/2034		200	197
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027		200	200
Mitsubishi UFJ Financial Group, Inc. 5.426% due 04/17/2035 •		2,000	2,004
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		1,100	1,112
5.739% due 05/27/2031 •		300	309
Morgan Stanley
2.475% due 01/21/2028 •		900	858
4.210% due 04/20/2028 •		535	527
4.654% due 10/18/2030 •		5,000	4,894
4.679% due 07/17/2026 •		1,600	1,599
5.042% due 07/19/2030 •		750	748
5.123% due 02/01/2029 •		2,400	2,407

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

5.250% due 04/21/2034 •		2,300	2,266
5.320% due 07/19/2035 •		4,900	4,822
5.424% due 07/21/2034 •(h)		5,600	5,564
5.449% due 07/20/2029 •		4,600	4,653
5.516% due 11/19/2055 •		3,400	3,280
5.652% due 04/13/2028 •		600	610
6.407% due 11/01/2029 •		1,000	1,045
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		1,900	1,903
4.968% due 07/14/2028 •		1,850	1,856
5.504% due 05/26/2028 •		1,200	1,217
5.724% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,600	1,612
Mutual of Omaha Cos. Global Funding
4.750% due 10/15/2029		1,900	1,872
5.350% due 04/09/2027		1,900	1,916
5.450% due 12/12/2028		400	404
National Securities Clearing Corp. 4.900% due 06/26/2029		2,000	2,003
Nationwide Building Society 6.557% due 10/18/2027 •		2,100	2,156
NatWest Group PLC
3.073% due 05/22/2028 •		2,400	2,296
4.892% due 05/18/2029 •		900	892
4.964% due 08/15/2030 •		1,000	985
5.516% due 09/30/2028 •		2,300	2,330
7.472% due 11/10/2026 •		500	511
Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027		2,800	2,770
6.467% (SOFRINDX + 2.050%) due 09/13/2027 ~		1,800	1,822
6.950% due 09/15/2026		1,500	1,535
Nomura Holdings, Inc.
1.851% due 07/16/2025		500	492
2.329% due 01/22/2027		600	569
6.070% due 07/12/2028		600	617
Nordea Bank Abp 6.300% due 09/25/2031 •(e)(f)		2,700	2,586
Norinchukin Bank 5.094% due 10/16/2029		2,200	2,186
Nuveen LLC 5.550% due 01/15/2030		2,000	2,041
ORIX Corp. 4.650% due 09/10/2029		2,200	2,164
Pacific Life Global Funding 4.500% due 08/28/2029		4,500	4,445
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		1,200	813
Phillips Edison Grocery Center Operating Partnership LP
4.950% due 01/15/2035		3,300	3,111
5.750% due 07/15/2034		1,500	1,503
Piedmont Operating Partnership LP 9.250% due 07/20/2028		1,200	1,318
PNC Financial Services Group, Inc.
5.812% due 06/12/2026 •		100	100
6.615% due 10/20/2027 •		1,400	1,443
Popular, Inc. 7.250% due 03/13/2028		400	412
Principal Life Global Funding 5.500% due 06/28/2028		200	203
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		1,800	1,821
Radian Group, Inc. 6.200% due 05/15/2029		1,100	1,130
Realty Income Corp.
4.875% due 07/06/2030	EUR	500	556
5.000% due 10/15/2029	GBP	1,400	1,726
5.125% due 07/06/2034	EUR	400	457
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		$1,000	1,060
RGA Global Funding 5.500% due 01/11/2031		2,000	2,022
Safehold GL Holdings LLC 5.650% due 01/15/2035		4,800	4,687
Sammons Financial Group Global Funding 5.100% due 12/10/2029		366	364
Sammons Financial Group, Inc. 6.875% due 04/15/2034		2,500	2,617
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	586
2.469% due 01/11/2028 •		1,100	1,043
6.833% due 11/21/2026 •		600	609
SBL Holdings, Inc. 7.200% due 10/30/2034		3,900	3,796
Simon Property Group LP 6.250% due 01/15/2034		1,500	1,591
Sixth Street Lending Partners
5.750% due 01/15/2030		4,500	4,435

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

6.500% due 03/11/2029	3,000	3,043
Skandinaviska Enskilda Banken AB 1.200% due 09/09/2026	800	757
SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029	1,100	1,105
5.700% due 07/25/2033	1,300	1,311
Standard Chartered PLC
3.971% due 03/30/2026 •	500	498
6.301% due 01/09/2029 •	400	411
6.750% due 02/08/2028 •	4,200	4,333
Sumitomo Mitsui Financial Group, Inc. 5.880% due 07/13/2026	500	509
Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027	1,100	1,091
4.500% due 09/10/2029	2,900	2,842
4.850% due 09/10/2034	200	193
5.200% due 03/07/2027	700	707
5.482% (SOFRRATE + 0.980%) due 09/10/2027 ~	1,100	1,110
Swedbank AB 5.407% due 03/14/2029	1,800	1,817
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •	1,200	1,194
Synchrony Bank 5.625% due 08/23/2027	2,550	2,570
Synchrony Financial 3.950% due 12/01/2027	2,300	2,225
Toronto-Dominion Bank 4.701% due 06/05/2027	300	301
Toyota Motor Credit Corp.
3.050% due 01/11/2028	960	916
5.050% (SOFRRATE + 0.650%) due 03/19/2027 ~	400	401
Truist Financial Corp. 5.153% due 08/05/2032 •	2,100	2,076
Trust Fibra Uno 7.375% due 02/13/2034	1,500	1,498
U.S. Bancorp 6.787% due 10/26/2027 •	1,150	1,189
UBS AG
1.250% due 08/07/2026	400	379
5.800% due 09/11/2025	800	806
UBS Group AG
1.305% due 02/02/2027 •	2,300	2,211
2.193% due 06/05/2026 •	4,300	4,250
4.550% due 04/17/2026	700	698
4.703% due 08/05/2027 •	400	398
6.327% due 12/22/2027 •	2,500	2,566
6.850% due 09/10/2029 •(e)(f)	3,500	3,471
UDR, Inc. 5.125% due 09/01/2034	1,100	1,068
Ventas Realty LP
2.650% due 01/15/2025	300	300
4.400% due 01/15/2029	1,000	974
VICI Properties LP
4.375% due 05/15/2025	300	299
4.750% due 02/15/2028	800	794
5.125% due 11/15/2031	1,400	1,367
5.125% due 05/15/2032	2,600	2,533
5.625% due 05/15/2052	2,100	1,955
5.750% due 04/01/2034	2,000	2,020
Vornado Realty LP 2.150% due 06/01/2026	100	95
Wells Fargo & Co.
2.188% due 04/30/2026 •	250	248
2.393% due 06/02/2028 •	6,300	5,935
2.879% due 10/30/2030 •	2,500	2,256
3.196% due 06/17/2027 •	2,250	2,199
3.526% due 03/24/2028 •	305	296
3.908% due 04/25/2026 •	1,900	1,894
4.808% due 07/25/2028 •	1,500	1,495
5.499% due 01/23/2035 •	900	897
5.557% due 07/25/2034 •	5,700	5,695
5.574% due 07/25/2029 •	1,400	1,422
5.676% (SOFRRATE + 1.070%) due 04/22/2028 ~	300	303
5.707% due 04/22/2028 •	3,900	3,965
6.491% due 10/23/2034 •	1,100	1,170
Wells Fargo Bank NA
5.254% due 12/11/2026	1,900	1,923
5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~	2,000	2,007
Weyerhaeuser Co. 4.000% due 04/15/2030	900	853

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

WP Carey, Inc. 4.000% due 02/01/2025		100	100

			728,571

INDUSTRIALS 29.3%
AbbVie, Inc.
3.200% due 11/21/2029		200	186
4.800% due 03/15/2027		800	805
4.800% due 03/15/2029		2,600	2,599
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		3,300	3,105
Accenture Capital, Inc. 3.900% due 10/04/2027		1,000	985
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		2,500	2,417
AEP Transmission Co. LLC 5.150% due 04/01/2034		3,200	3,150
Agilent Technologies, Inc. 4.200% due 09/09/2027		600	593
Air Canada Pass-Through Trust
3.300% due 07/15/2031		346	321
5.250% due 10/01/2030		836	834
Aker BP ASA 5.125% due 10/01/2034		3,100	2,914
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		343	341
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		600	408
5.625% due 11/26/2054		3,000	2,915
Alimentation Couche-Tard, Inc. 5.267% due 02/12/2034		2,600	2,541
American Airlines Pass-Through Trust
3.200% due 12/15/2029		441	417
3.575% due 07/15/2029		841	809
3.600% due 03/22/2029		179	173
3.650% due 08/15/2030		319	304
American Medical Systems Europe BV 3.500% due 03/08/2032	EUR	1,100	1,160
Amgen, Inc.
4.200% due 03/01/2033		$3,000	2,783
5.150% due 03/02/2028		400	403
5.750% due 03/02/2063		1,500	1,440
Anglo American Capital PLC 5.750% due 04/05/2034		5,400	5,436
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		850	786
Antofagasta PLC 6.250% due 05/02/2034		1,000	1,016
AP Moller - Maersk AS 5.875% due 09/14/2033		1,000	1,023
AppLovin Corp.
5.125% due 12/01/2029		2,600	2,595
5.375% due 12/01/2031		900	901
Aptiv Swiss Holdings Ltd. 4.150% due 05/01/2052		500	356
ArcelorMittal SA 6.000% due 06/17/2034		2,500	2,546
Arrow Electronics, Inc. 5.875% due 04/10/2034		1,400	1,409
AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		4,000	3,900
5.308% due 10/20/2031		4,100	4,006
Ashtead Capital, Inc. 5.800% due 04/15/2034		4,300	4,306
AstraZeneca PLC 6.450% due 09/15/2037		700	768
Atlassian Corp. 5.250% due 05/15/2029		3,000	3,024
Aurizon Network Pty. Ltd. 3.125% due 06/01/2026	EUR	700	729
Automatic Data Processing, Inc. 4.450% due 09/09/2034		$600	571
AutoZone, Inc.
5.050% due 07/15/2026		500	503
6.250% due 11/01/2028		1,600	1,674
Bacardi Ltd.
5.250% due 01/15/2029		2,000	1,999
5.400% due 06/15/2033		200	196
BAE Systems PLC 5.125% due 03/26/2029		3,470	3,479
BAT Capital Corp.
5.834% due 02/20/2031		1,100	1,125
6.000% due 02/20/2034		2,000	2,056
6.343% due 08/02/2030		1,100	1,157
6.421% due 08/02/2033		800	846

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Bayer U.S. Finance LLC
4.250% due 12/15/2025		1,600	1,590
4.375% due 12/15/2028		1,400	1,347
4.625% due 06/25/2038		3,900	3,257
6.375% due 11/21/2030		4,300	4,425
6.500% due 11/21/2033		1,300	1,323
Becton Dickinson & Co.
1.957% due 02/11/2031		1,300	1,084
4.874% due 02/08/2029		801	799
Boeing Co.
2.196% due 02/04/2026		1,500	1,456
2.250% due 06/15/2026		300	288
2.700% due 02/01/2027		1,200	1,145
2.800% due 03/01/2027		800	763
2.950% due 02/01/2030		600	536
3.200% due 03/01/2029		1,400	1,291
3.250% due 02/01/2028		100	94
3.950% due 08/01/2059		1,900	1,256
5.150% due 05/01/2030		4,900	4,835
5.705% due 05/01/2040		3,800	3,620
5.930% due 05/01/2060		500	464
6.298% due 05/01/2029		2,300	2,385
6.388% due 05/01/2031		2,500	2,615
6.858% due 05/01/2054		900	957
7.008% due 05/01/2064		998	1,060
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		2,500	2,372
BP Capital Markets America, Inc. 3.067% due 03/30/2050		1,200	1,124
British Airways Pass-Through Trust 4.250% due 05/15/2034		602	572
Broadcom Corp. 3.875% due 01/15/2027		200	197
Broadcom, Inc.
1.950% due 02/15/2028		300	275
2.600% due 02/15/2033		2,000	1,654
3.187% due 11/15/2036		2,000	1,612
3.500% due 02/15/2041		800	625
4.150% due 04/15/2032		500	469
4.350% due 02/15/2030		3,100	3,017
4.926% due 05/15/2037		1,600	1,523
Cameron LNG LLC 2.902% due 07/15/2031		2,000	1,745
Canadian Natural Resources Ltd. 6.450% due 06/30/2033		1,000	1,049
Canadian Pacific Railway Co. 6.125% due 09/15/2115		500	502
Cardinal Health, Inc.
4.700% due 11/15/2026		850	849
5.125% due 02/15/2029		1,900	1,905
5.350% due 11/15/2034		3,400	3,329
Carnival Corp. 4.000% due 08/01/2028		2,200	2,087
Carrier Global Corp.
4.125% due 05/29/2028	EUR	400	432
4.500% due 11/29/2032		1,100	1,223
CDW LLC
3.250% due 02/15/2029		$1,100	1,014
3.276% due 12/01/2028		2,300	2,144
3.569% due 12/01/2031		700	624
4.125% due 05/01/2025		3,200	3,180
5.550% due 08/22/2034		500	493
Centene Corp.
2.450% due 07/15/2028		2,900	2,612
2.500% due 03/01/2031		2,200	1,821
2.625% due 08/01/2031		3,800	3,132
3.000% due 10/15/2030		1,700	1,468
3.375% due 02/15/2030		1,200	1,070
4.625% due 12/15/2029		1,000	947
CGI, Inc. 1.450% due 09/14/2026		900	852
Charter Communications Operating LLC
3.850% due 04/01/2061		1,400	845
3.950% due 06/30/2062		1,300	794
4.400% due 12/01/2061		6,000	3,999
5.500% due 04/01/2063		1,300	1,036
6.100% due 06/01/2029		1,000	1,020
6.550% due 06/01/2034		500	512
6.650% due 02/01/2034		3,000	3,089
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,100	1,033
Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,042
4.500% due 10/01/2029		3,200	3,100
5.950% due 06/30/2033		200	205

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Cheniere Energy, Inc.
4.625% due 10/15/2028	1,200	1,175
5.650% due 04/15/2034	2,700	2,717
Choice Hotels International, Inc. 3.700% due 12/01/2029	850	790
Cigna Group
4.375% due 10/15/2028	2,000	1,961
5.000% due 05/15/2029	3,000	2,999
5.250% due 02/15/2034	2,000	1,962
CIMIC Finance USA Pty. Ltd. 7.000% due 03/25/2034	2,000	2,071
CommonSpirit Health 6.073% due 11/01/2027	100	103
Concentrix Corp. 6.650% due 08/02/2026	500	509
ConocoPhillips Co. 4.700% due 01/15/2030	2,000	1,978
Constellation Brands, Inc.
2.250% due 08/01/2031	1,400	1,166
3.600% due 02/15/2028	535	515
4.900% due 05/01/2033	600	580
Continental Resources, Inc. 4.375% due 01/15/2028	2,100	2,043
Corp. Nacional del Cobre de Chile 5.950% due 01/08/2034	1,000	994
Coterra Energy, Inc.
5.400% due 02/15/2035	2,500	2,426
5.600% due 03/15/2034	700	694
Cox Communications, Inc.
5.450% due 09/01/2034	3,600	3,489
5.700% due 06/15/2033	200	199
5.800% due 12/15/2053	2,600	2,376
CSL Finanace PLC Co.
4.950% due 04/27/2062	200	173
5.106% due 04/03/2034	500	492
CVS Health Corp.
3.250% due 08/15/2029	700	638
5.125% due 02/21/2030	5,000	4,897
5.300% due 06/01/2033	1,100	1,055
5.400% due 06/01/2029	1,000	1,001
5.550% due 06/01/2031	700	695
5.700% due 06/01/2034	400	393
5.875% due 06/01/2053	600	551
6.000% due 06/01/2044	2,300	2,177
6.000% due 06/01/2063	1,700	1,552
Daimler Truck Finance North America LLC
5.125% due 09/25/2027	600	604
5.400% due 09/20/2028	1,700	1,723
Darden Restaurants, Inc. 4.550% due 10/15/2029	3,700	3,612
DCP Midstream Operating LP 5.375% due 07/15/2025	445	446
Dell, Inc. 6.500% due 04/15/2038	4,700	4,921
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	292	269
Delta Air Lines, Inc. 4.750% due 10/20/2028	1,000	987
Devon Energy Corp.
5.200% due 09/15/2034	4,700	4,465
5.750% due 09/15/2054	1,300	1,180
Diageo Capital PLC 5.300% due 10/24/2027	200	204
Diamondback Energy, Inc.
5.150% due 01/30/2030	1,200	1,203
5.200% due 04/18/2027	1,000	1,010
5.400% due 04/18/2034	1,100	1,082
5.900% due 04/18/2064	3,000	2,819
DR Horton, Inc. 5.000% due 10/15/2034	3,100	2,995
DT Midstream, Inc. 5.800% due 12/15/2034	2,700	2,721
Eastern Energy Gas Holdings LLC 5.650% due 10/15/2054	1,100	1,039
Ecopetrol SA
8.375% due 01/19/2036	1,100	1,062
8.875% due 01/13/2033	500	510
Elevance Health, Inc.
2.550% due 03/15/2031	5,700	4,893
4.950% due 11/01/2031	2,000	1,968
5.150% due 06/15/2029	1,000	1,006
5.200% due 02/15/2035	1,800	1,759
5.375% due 06/15/2034	3,000	2,975
5.850% due 01/15/2036	500	506
5.950% due 12/15/2034	600	623

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Eli Lilly & Co. 4.600% due 08/14/2034		1,000	961
Enbridge, Inc.
5.300% due 04/05/2029		1,000	1,011
5.900% due 11/15/2026		1,000	1,020
7.375% due 03/15/2055 •		2,400	2,498
7.625% due 01/15/2083 •		100	105
8.250% due 01/15/2084 •		600	629
Energy Transfer LP
3.900% due 07/15/2026		1,100	1,086
4.400% due 03/15/2027		1,200	1,189
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	900
5.400% due 10/01/2047		200	180
5.500% due 06/01/2027		1,400	1,418
5.550% due 05/15/2034		2,900	2,887
5.600% due 09/01/2034		3,700	3,699
5.950% due 05/15/2054		1,000	967
6.000% due 06/15/2048		375	363
6.050% due 12/01/2026		800	818
7.500% due 07/01/2038		4,000	4,543
Eni SpA
5.500% due 05/15/2034		3,500	3,461
5.950% due 05/15/2054		4,000	3,844
EnLink Midstream LLC 5.375% due 06/01/2029		50	50
Entergy Louisiana LLC
2.900% due 03/15/2051		800	493
4.000% due 03/15/2033		1,200	1,100
Enterprise Products Operating LLC 4.950% due 02/15/2035		2,700	2,614
EQT Corp. 5.750% due 02/01/2034		2,500	2,487
Equifax, Inc.
4.800% due 09/15/2029		3,000	2,964
5.100% due 06/01/2028		400	402
Expand Energy Corp. 5.700% due 01/15/2035		1,300	1,277
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		1,300	1,243
Fiserv, Inc. 5.600% due 03/02/2033		1,400	1,419
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		1,500	1,282
Flex Ltd. 5.250% due 01/15/2032		2,300	2,263
Flutter Treasury Designated Activity Co.
5.000% due 04/29/2029	EUR	1,000	1,080
6.375% due 04/29/2029		$300	305
Foundry JV Holdco LLC 5.900% due 01/25/2030		500	507
Freeport-McMoRan, Inc.
5.400% due 11/14/2034		100	99
5.450% due 03/15/2043		200	187
General Mills, Inc. 4.700% due 01/30/2027		900	900
Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,229
5.400% due 05/08/2028		500	506
Global Payments, Inc. 2.900% due 11/15/2031		2,100	1,797
Greensaif Pipelines Bidco SARL 5.853% due 02/23/2036		1,500	1,482
Gruma SAB de CV 5.390% due 12/09/2034		4,800	4,677
GXO Logistics, Inc. 6.500% due 05/06/2034		400	410
Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,250	2,184
3.375% due 03/24/2029		1,300	1,224
Harley-Davidson Financial Services, Inc. 5.950% due 06/11/2029		2,300	2,304
Hasbro, Inc. 6.050% due 05/14/2034		2,000	2,010
HCA, Inc.
4.375% due 03/15/2042		700	572
5.250% due 06/15/2049		400	347
5.375% due 02/01/2025		1,000	1,000
5.450% due 04/01/2031		3,700	3,694
5.450% due 09/15/2034		8,200	7,997
5.625% due 09/01/2028		700	710
Home Depot, Inc. 4.950% due 06/25/2034		2,000	1,974
Honeywell International, Inc.
3.375% due 03/01/2030	EUR	1,500	1,576
3.750% due 03/01/2036		300	313

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Humana, Inc.
3.950% due 03/15/2027		$400	392
5.375% due 04/15/2031		2,600	2,579
Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030		2,100	2,105
5.749% due 01/15/2035		800	798
Huntsman International LLC 5.700% due 10/15/2034		2,500	2,385
Hyatt Hotels Corp.
5.250% due 06/30/2029		1,900	1,902
5.375% due 04/23/2025		700	700
5.375% due 12/15/2031		500	498
Hyundai Capital America
5.440% (SOFRRATE + 1.040%) due 03/19/2027 ~		4,400	4,414
5.500% due 03/30/2026		400	403
5.680% due 06/26/2028		300	305
Icon Investments Six DAC 5.809% due 05/08/2027		300	305
Illumina, Inc.
4.650% due 09/09/2026		1,600	1,595
5.750% due 12/13/2027		100	103
5.800% due 12/12/2025		200	202
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,160	2,115
6.125% due 07/27/2027		200	205
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	2,400	1,469
Ingersoll Rand, Inc.
5.176% due 06/15/2029		$300	303
5.450% due 06/15/2034		1,600	1,612
Intel Corp.
5.150% due 02/21/2034		3,500	3,359
5.200% due 02/10/2033		1,500	1,451
IQVIA, Inc. 5.700% due 05/15/2028		1,700	1,720
JDE Peet's NV
1.375% due 01/15/2027		2,100	1,951
2.250% due 09/24/2031		4,700	3,818
JetBlue Pass-Through Trust
2.750% due 11/15/2033		665	579
4.000% due 05/15/2034		148	139
JT International Financial Services BV 3.875% due 09/28/2028		2,600	2,502
Kinder Morgan, Inc.
4.300% due 06/01/2025		2,000	1,996
5.000% due 02/01/2029		1,900	1,894
5.200% due 06/01/2033		600	586
5.400% due 02/01/2034		1,900	1,872
5.550% due 06/01/2045		2,600	2,433
Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	1,797
6.875% due 01/26/2039		$200	221
Kroger Co. 5.000% due 09/15/2034		1,000	969
Kyndryl Holdings, Inc.
2.050% due 10/15/2026		1,260	1,199
6.350% due 02/20/2034		2,600	2,706
L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	2,001
5.250% due 06/01/2031		1,200	1,201
Las Vegas Sands Corp.
5.900% due 06/01/2027		2,000	2,029
6.000% due 08/15/2029		4,800	4,867
6.200% due 08/15/2034		5,600	5,634
Lenovo Group Ltd. 5.831% due 01/27/2028		400	406
LKQ Corp. 5.750% due 06/15/2028		3,300	3,355
Marriott International, Inc.
2.850% due 04/15/2031		300	262
4.000% due 04/15/2028		500	487
4.625% due 06/15/2030		500	491
4.800% due 03/15/2030		1,500	1,489
5.350% due 03/15/2035		5,400	5,326
5.450% due 09/15/2026		600	608
5.550% due 10/15/2028		300	307
Marvell Technology, Inc.
1.650% due 04/15/2026		100	96
2.450% due 04/15/2028		1,100	1,015
2.950% due 04/15/2031		1,050	922
McDonald's Corp. 6.300% due 10/15/2037		700	753
Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,099
4.800% due 08/01/2029		1,500	1,479
4.900% due 11/15/2027		4,200	4,195

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

5.125% due 08/01/2034		800	782
Meta Platforms, Inc.
4.550% due 08/15/2031		400	394
4.750% due 08/15/2034		3,000	2,922
5.750% due 05/15/2063		500	505
Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,199
5.327% due 02/06/2029		1,000	1,005
6.750% due 11/01/2029		1,100	1,172
Mileage Plus Holdings LLC 6.500% due 06/20/2027		350	352
Mondelez International, Inc.
4.625% due 07/03/2031	CAD	3,400	2,428
4.750% due 08/28/2034		$1,300	1,245
Motorola Solutions, Inc.
4.600% due 05/23/2029		200	197
5.000% due 04/15/2029		2,100	2,098
5.400% due 04/15/2034		400	400
MPLX LP
4.000% due 02/15/2025		500	499
4.000% due 03/15/2028		315	306
4.500% due 04/15/2038		800	698
4.950% due 09/01/2032		200	193
5.500% due 06/01/2034		3,000	2,959
National Football League 5.480% due 10/05/2028 «(g)		4,000	4,012
Nestle Capital Corp. 4.875% due 03/12/2034		2,700	2,641
Newmont Corp. 5.300% due 03/15/2026		3,500	3,526
Novartis Capital Corp. 3.700% due 09/21/2042		500	405
NTT Finance Corp. 5.104% due 07/02/2027		300	303
NXP BV
2.650% due 02/15/2032		2,700	2,274
4.300% due 06/18/2029		300	291
Occidental Petroleum Corp.
5.200% due 08/01/2029		600	596
5.550% due 03/15/2026		900	904
5.550% due 10/01/2034		4,500	4,380
6.050% due 10/01/2054		1,000	949
6.125% due 01/01/2031		4,400	4,505
6.200% due 03/15/2040		2,800	2,772
6.375% due 09/01/2028		200	206
7.500% due 05/01/2031		500	547
8.500% due 07/15/2027		300	321
8.875% due 07/15/2030		2,400	2,743
OCI NV 6.700% due 03/16/2033		2,300	2,320
Open Text Corp. 6.900% due 12/01/2027		200	207
Oracle Corp.
1.650% due 03/25/2026		200	193
4.700% due 09/27/2034		2,000	1,896
5.500% due 09/27/2064		1,650	1,511
Ovintiv, Inc.
5.650% due 05/15/2025		500	501
6.250% due 07/15/2033		4,400	4,509
Paramount Global
2.900% due 01/15/2027		600	574
3.375% due 02/15/2028		300	282
3.700% due 06/01/2028		1,275	1,201
4.950% due 01/15/2031		800	747
6.875% due 04/30/2036		800	811
7.875% due 07/30/2030		200	217
Penske Truck Leasing Co. LP 5.350% due 01/12/2027		1,500	1,511
Petroleos Mexicanos 6.700% due 02/16/2032		400	348
Philip Morris International, Inc.
1.750% due 11/01/2030		700	585
4.750% due 02/12/2027		1,000	1,002
5.250% due 09/07/2028		1,800	1,828
5.250% due 02/13/2034		6,000	5,933
Phillips 66 Co. 4.950% due 03/15/2035		6,400	6,050
Pilgrim's Pride Corp. 6.250% due 07/01/2033		200	204
Pioneer Natural Resources Co. 5.100% due 03/29/2026		400	403
POSCO 4.875% due 01/23/2027		500	499
Providence St Joseph Health Obligated Group 2.532% due 10/01/2029		300	268

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Regal Rexnord Corp. 6.050% due 04/15/2028		1,400	1,424
Rogers Communications, Inc. 5.000% due 02/15/2029		2,050	2,038
Rolls-Royce PLC 5.750% due 10/15/2027		1,000	1,016
Royalty Pharma PLC 5.150% due 09/02/2029		400	399
RTX Corp. 6.100% due 03/15/2034		2,000	2,107
S&P Global, Inc. 2.700% due 03/01/2029		1,600	1,473
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		2,000	1,953
4.500% due 05/15/2030		800	775
Santos Finance Ltd. 6.875% due 09/19/2033		4,200	4,462
Saudi Arabian Oil Co. 5.750% due 07/17/2054		3,100	2,905
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/2026		23	22
SK Hynix, Inc. 6.375% due 01/17/2028		400	413
Skyworks Solutions, Inc. 1.800% due 06/01/2026		2,200	2,108
Smurfit Kappa Treasury ULC 5.438% due 04/03/2034		500	499
Sociedad Quimica y Minera de Chile SA 5.500% due 09/10/2034		3,600	3,415
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		1,600	1,573
5.584% due 10/01/2034		1,300	1,265
Southern Co.
1.750% due 03/15/2028		300	272
3.750% due 09/15/2051 •		2,200	2,111
4.850% due 03/15/2035		1,000	955
5.700% due 10/15/2032		1,600	1,648
Spectra Energy Partners LP 3.375% due 10/15/2026		400	391
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		454	407
4.100% due 10/01/2029		206	192
St Marys Cement, Inc. 5.750% due 04/02/2034		1,100	1,062
Starbucks Corp. 4.850% due 02/08/2027		1,900	1,909
Stryker Corp.
1.950% due 06/15/2030		1,100	946
4.100% due 04/01/2043		500	412
4.850% due 12/08/2028		500	501
Suntory Holdings Ltd. 5.124% due 06/11/2029		500	502
Sutter Health 5.164% due 08/15/2033		200	199
T-Mobile USA, Inc.
2.400% due 03/15/2029		700	631
2.625% due 04/15/2026		2,200	2,146
2.875% due 02/15/2031		500	440
3.600% due 11/15/2060		1,000	661
3.750% due 04/15/2027		600	586
3.875% due 04/15/2030		3,000	2,824
4.200% due 10/01/2029		2,700	2,613
4.850% due 01/15/2029		1,200	1,194
5.750% due 01/15/2034		4,500	4,615
5.800% due 09/15/2062		300	290
Take-Two Interactive Software, Inc.
5.400% due 06/12/2029		1,000	1,015
5.600% due 06/12/2034		1,500	1,513
Tapestry, Inc. 5.500% due 03/11/2035		10,100	9,829
Targa Resources Corp.
4.200% due 02/01/2033		600	545
5.200% due 07/01/2027		500	503
6.150% due 03/01/2029		1,100	1,142
TD SYNNEX Corp. 2.375% due 08/09/2028		1,000	908
TD Synnex Corp. 6.100% due 04/12/2034		4,000	4,108
Telefonica Emisiones SA 4.103% due 03/08/2027		800	788
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037		600	686
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	1,264
4.375% due 01/18/2031		600	479

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		$3,900	4,394
TotalEnergies Capital SA
5.150% due 04/05/2034		500	498
5.488% due 04/05/2054		600	576
TransCanada PipeLines Ltd. 4.625% due 03/01/2034		600	559
Transurban Finance Co. Pty. Ltd. 4.125% due 02/02/2026		100	99
TSMC Arizona Corp. 1.750% due 10/25/2026		300	284
TTX Co. 5.050% due 11/15/2034		1,700	1,678
Tyson Foods, Inc.
5.400% due 03/15/2029		1,000	1,011
5.700% due 03/15/2034		1,400	1,420
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		571	566
Uber Technologies, Inc.
4.800% due 09/15/2034		2,800	2,682
5.350% due 09/15/2054		1,000	931
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,173
Unilever Capital Corp. 4.625% due 08/12/2034		$1,900	1,830
United Airlines Pass-Through Trust
2.700% due 11/01/2033		704	624
3.500% due 09/01/2031		639	598
5.450% due 08/15/2038		9,600	9,647
5.875% due 04/15/2029		1,137	1,163
UnitedHealth Group, Inc.
4.900% due 04/15/2031		1,000	994
4.950% due 05/15/2062		400	345
5.150% due 07/15/2034		3,600	3,554
5.200% due 04/15/2063		700	630
UPMC 5.035% due 05/15/2033		200	197
Vale Overseas Ltd. 6.125% due 06/12/2033		1,700	1,722
Var Energi ASA
7.500% due 01/15/2028		2,500	2,642
8.000% due 11/15/2032		3,326	3,741
Veralto Corp. 5.500% due 09/18/2026		3,250	3,289
VeriSign, Inc. 2.700% due 06/15/2031		300	257
VF Corp. 0.625% due 02/25/2032	EUR	1,100	877
VMware, Inc. 2.200% due 08/15/2031		$2,250	1,868
Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		200	199
4.850% due 08/15/2027		750	743
4.900% due 08/14/2026		600	598
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~		300	300
5.250% due 03/22/2029		1,900	1,880
5.650% due 09/12/2028		400	402
5.700% due 09/12/2026		400	404
Volkswagen International Finance NV 7.875% due 09/06/2032 •(e)	EUR	3,000	3,471
Vulcan Materials Co.
4.950% due 12/01/2029		$3,750	3,740
5.350% due 12/01/2034		2,500	2,494
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		300	291
Warnermedia Holdings, Inc.
3.755% due 03/15/2027		800	771
4.279% due 03/15/2032		9,050	7,977
5.391% due 03/15/2062		1,100	810
Weir Group PLC 2.200% due 05/13/2026		200	192
Western Midstream Operating LP 6.350% due 01/15/2029		2,200	2,278
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		1,200	1,191
3.450% due 11/15/2026		400	390
4.700% due 09/15/2028		100	99
Whistler Pipeline LLC 5.700% due 09/30/2031		3,500	3,497
Williams Cos., Inc.
5.150% due 03/15/2034		2,000	1,946
5.400% due 03/02/2026		700	705
8.750% due 03/15/2032		200	236
Woodside Finance Ltd. 5.100% due 09/12/2034		6,400	6,093

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Workday, Inc. 3.800% due 04/01/2032		300	273
WRKCo, Inc. 4.000% due 03/15/2028		1,200	1,165
Zimmer Biomet Holdings, Inc. 3.518% due 12/15/2032	EUR	3,300	3,440

			710,104

UTILITIES 7.6%
AEP Texas, Inc.
3.800% due 10/01/2047		$300	217
5.400% due 06/01/2033		100	99
AES Corp.
2.450% due 01/15/2031		1,400	1,167
3.950% due 07/15/2030 (h)		4,900	4,520
5.450% due 06/01/2028		700	704
Ameren Corp.
5.000% due 01/15/2029		650	651
5.700% due 12/01/2026		800	813
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		3,000	2,939
Appalachian Power Co.
4.500% due 08/01/2032		400	377
5.650% due 04/01/2034		1,100	1,105
Arizona Public Service Co. 5.700% due 08/15/2034		200	202
AT&T, Inc.
1.650% due 02/01/2028		4,900	4,457
2.300% due 06/01/2027		340	321
3.650% due 09/15/2059		1,800	1,193
3.800% due 12/01/2057		100	69
4.350% due 03/01/2029		200	196
Bell Telephone Co. of Canada 5.200% due 02/15/2034		2,100	2,049
Black Hills Corp.
3.950% due 01/15/2026		400	396
6.150% due 05/15/2034		600	624
BP Capital Markets PLC
6.125% due 03/18/2035 •(e)		3,300	3,251
6.450% due 12/01/2033 •(e)		1,800	1,854
Brookfield Infrastructure Finance ULC 6.750% due 03/15/2055 •		2,500	2,510
Brooklyn Union Gas Co.
4.632% due 08/05/2027		100	99
6.388% due 09/15/2033		4,600	4,810
CenterPoint Energy Houston Electric LLC 5.050% due 03/01/2035		2,000	1,954
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035		6,000	5,838
Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031		1,200	1,172
6.042% due 08/15/2028		1,100	1,127
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		100	103
Consolidated Edison Co. of New York, Inc. 5.375% due 05/15/2034		2,000	2,026
Constellation Energy Generation LLC
3.250% due 06/01/2025		300	298
6.125% due 01/15/2034		1,600	1,676
Consumers Energy Co. 4.200% due 09/01/2052		200	161
Dominion Energy, Inc.
3.375% due 04/01/2030		200	184
7.000% due 06/01/2054 •		2,300	2,434
DTE Electric Co. 5.200% due 04/01/2033		1,000	1,001
Duke Energy Carolinas LLC
3.550% due 03/15/2052		600	423
6.100% due 06/01/2037		100	104
Duke Energy Corp. 4.500% due 08/15/2032		1,500	1,430
Edison International
4.125% due 03/15/2028		6,000	5,822
5.250% due 03/15/2032		1,900	1,881
5.450% due 06/15/2029		1,500	1,514
7.875% due 06/15/2054 •		1,300	1,346
Electricite de France SA
6.000% due 04/22/2064		5,800	5,612
6.250% due 05/23/2033		1,700	1,783
Enel Finance International NV
3.625% due 05/25/2027		325	316
5.125% due 06/26/2029		3,400	3,398
7.500% due 10/14/2032		700	780
7.750% due 10/14/2052		950	1,120

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Eversource Energy
5.000% due 01/01/2027	400	401
5.450% due 03/01/2028	600	608
Exelon Corp. 5.450% due 03/15/2034	1,700	1,697
FirstEnergy Transmission LLC 5.000% due 01/15/2035	3,000	2,901
Florida Power & Light Co. 5.100% due 04/01/2033	500	497
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	1,000	1,002
Interstate Power & Light Co. 5.700% due 10/15/2033	2,500	2,542
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,100	1,981
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	1,900	1,658
Liberty Utilities Co. 5.577% due 01/31/2029	700	706
Massachusetts Electric Co. 1.729% due 11/24/2030	400	327
MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	852
5.300% due 02/01/2055	600	568
5.350% due 01/15/2034	1,000	1,013
Monongahela Power Co. 5.850% due 02/15/2034	2,000	2,049
Narragansett Electric Co. 5.350% due 05/01/2034	1,300	1,299
National Grid PLC
5.418% due 01/11/2034	2,000	1,992
5.602% due 06/12/2028	400	408
National Rural Utilities Cooperative Finance Corp. 5.050% due 09/15/2028	300	302
NBN Co. Ltd.
2.625% due 05/05/2031	500	433
4.250% due 10/01/2029	1,900	1,843
5.750% due 10/06/2028	1,300	1,337
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028	100	91
NGPL PipeCo LLC 3.250% due 07/15/2031	300	259
Niagara Energy SAC 5.746% due 10/03/2034	2,900	2,814
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	504
5.290% due 01/17/2034	500	490
Oglethorpe Power Corp. 5.800% due 06/01/2054	2,200	2,161
ONEOK, Inc.
4.250% due 09/24/2027	1,751	1,726
4.400% due 10/15/2029	2,000	1,940
5.050% due 11/01/2034	3,100	2,967
5.650% due 11/01/2028	1,613	1,646
5.800% due 11/01/2030	2,100	2,165
5.850% due 11/01/2064	1,600	1,498
6.050% due 09/01/2033	2,400	2,471
6.625% due 09/01/2053	3,500	3,683
Pacific Gas & Electric Co.
2.950% due 03/01/2026	200	196
3.300% due 12/01/2027	300	287
4.000% due 12/01/2046	1,100	832
5.800% due 05/15/2034	1,000	1,023
6.100% due 01/15/2029	3,265	3,381
6.150% due 01/15/2033	400	416
6.400% due 06/15/2033	400	422
6.750% due 01/15/2053	1,400	1,527
6.950% due 03/15/2034	1,500	1,644
PacifiCorp
2.700% due 09/15/2030	100	88
5.100% due 02/15/2029	600	605
Piedmont Natural Gas Co., Inc. 5.100% due 02/15/2035	2,500	2,425
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	502
Plains All American Pipeline LP 5.700% due 09/15/2034	3,300	3,296
PPL Capital Funding, Inc. 5.250% due 09/01/2034	600	591
Public Service Co. of Colorado 5.350% due 05/15/2034	1,500	1,503
Public Service Electric & Gas Co. 4.850% due 08/01/2034	2,500	2,433
Puget Sound Energy, Inc. 5.757% due 10/01/2039	3,000	3,040

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Raizen Fuels Finance SA 5.700% due 01/17/2035	1,900	1,760
San Diego Gas & Electric Co. 6.000% due 06/01/2026	3,000	3,061
Sempra 6.875% due 10/01/2054 •	1,000	1,014
Sierra Pacific Power Co. 5.900% due 03/15/2054	700	701
Southern California Edison Co.
2.750% due 02/01/2032	300	256
2.850% due 08/01/2029	1,750	1,598
2.950% due 02/01/2051	300	189
4.900% due 06/01/2026	300	301
5.650% due 10/01/2028	1,500	1,536
Southern California Gas Co. 5.200% due 06/01/2033	400	398
Southern Co. Gas Capital Corp. 3.950% due 10/01/2046	500	388
Southwestern Public Service Co. 4.400% due 11/15/2048	460	375
Spire Missouri, Inc. 5.150% due 08/15/2034	500	497
Swepco Storm Recovery Funding LLC 4.880% due 09/01/2041	3,000	2,935
System Energy Resources, Inc. 5.300% due 12/15/2034	2,800	2,745
Targa Resources Partners LP
4.875% due 02/01/2031	900	870
5.000% due 01/15/2028	500	495
6.500% due 07/15/2027	500	504
Verizon Communications, Inc.
1.680% due 10/30/2030	2,900	2,412
3.000% due 11/20/2060	400	232
4.780% due 02/15/2035	302	288
Virginia Electric & Power Co.
2.300% due 11/15/2031	400	335
5.000% due 04/01/2033	600	588
5.050% due 08/15/2034	200	195
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	1,800	1,800
Vistra Operations Co. LLC
6.000% due 04/15/2034	900	913
6.950% due 10/15/2033	2,700	2,912
WEC Energy Group, Inc.
4.750% due 01/09/2026	300	300
5.600% due 09/12/2026	376	381
Xcel Energy, Inc. 5.500% due 03/15/2034	300	299

		183,446

Total Corporate Bonds & Notes (Cost $1,620,998)		1,622,121

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.2%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	4,500	4,590

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	400	400

TEXAS 0.0%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	371	372

Total Municipal Bonds & Notes (Cost $5,271)		5,362

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae 5.824% due 01/25/2055 «(b)	1,300	1,300
Uniform Mortgage-Backed Security
5.500% due 11/01/2052 - 06/01/2053	3,456	3,417
6.000% due 03/01/2053 - 04/01/2053	1,722	1,733
6.500% due 10/01/2053	1,824	1,865
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2055 - 03/01/2055	69,200	63,275
4.500% due 03/01/2055	82,000	77,080

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

6.000% due 02/01/2055		67,300	67,558

Total U.S. Government Agencies (Cost $216,764)			216,228

U.S. TREASURY OBLIGATIONS 31.1%
U.S. Treasury Bonds
2.875% due 08/15/2045		4,700	3,468
3.000% due 08/15/2048		17,000	12,422
3.125% due 05/15/2048		6,800	5,096
3.875% due 05/15/2043		6,000	5,283
4.125% due 08/15/2044		149,800	135,611
4.250% due 08/15/2054 (h)		57,600	52,614
4.375% due 08/15/2043		16,630	15,654
4.500% due 02/15/2044		10,500	10,025
4.500% due 11/15/2054		12,700	12,111
4.625% due 11/15/2044 (h)		10,800	10,474
4.750% due 11/15/2043		5,100	5,037
4.750% due 11/15/2053		3,100	3,068
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (j)		1,894	1,846
1.750% due 01/15/2034 (j)		19,203	18,416
1.875% due 07/15/2034		402	390
2.125% due 04/15/2029		33,678	33,728
U.S. Treasury Notes
3.250% due 06/30/2029 (j)		2,400	2,290
3.500% due 09/30/2029 (h)(j)		182,400	175,618
3.875% due 08/15/2034		75,000	70,939
4.000% due 02/15/2034		12,860	12,316
4.375% due 05/15/2034		139,000	136,907
4.750% due 07/31/2025 (j)		23,400	23,466
4.875% due 10/31/2030 (j)		2,200	2,249
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)		3,900	1,641
0.000% due 05/15/2042 (a)		6,100	2,535

Total U.S. Treasury Obligations (Cost $780,146)			753,204

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Chase Home Lending Mortgage Trust 3.250% due 08/25/2064 ~		6,690	5,909
Cross Mortgage Trust 5.549% due 12/25/2069 ~		1,000	1,002
JPMorgan Seasoned Mortgage Trust 4.503% due 10/25/2054 ~		1,000	935
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ		970	931
PRPM LLC 4.000% due 11/25/2054 þ		987	950
PRPM Trust 5.674% due 12/26/2069 þ		1,000	1,002
Towd Point Mortgage Trust
4.480% due 10/25/2064 ~		2,913	2,852
5.725% due 11/25/2064 þ		1,378	1,382

Total Non-Agency Mortgage-Backed Securities (Cost $14,978)			14,963

ASSET-BACKED SECURITIES 2.1%
AUTOMOBILE SEQUENTIAL 0.3%
BMW Vehicle Lease Trust
4.980% due 03/25/2027		1,000	1,006
5.100% due 07/27/2026		190	190
5.990% due 09/25/2026		935	942
Chase Auto Owner Trust 5.680% due 01/25/2029		2,600	2,638
CPS Auto Receivables Trust 4.910% due 06/15/2028		863	864
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	600	425
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		$500	500
SCCU Auto Receivables Trust 5.850% due 05/17/2027		229	230

			6,795

CMBS OTHER 0.1%
AREIT LLC 6.494% due 08/17/2041 •		1,282	1,287

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Ready Capital Mortgage Financing LLC 6.891% due 10/25/2039 •		208	210

			1,497

OTHER ABS 1.7%
522 Funding CLO Ltd. 5.758% due 10/23/2034 •		500	501
American Money Management Corp. CLO Ltd. 5.760% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO Ltd.
5.470% due 01/20/2035 •		1,000	1,000
6.072% due 04/22/2034 •		250	250
Apex Credit CLO Ltd. 6.417% due 04/20/2036 •		1,950	1,969
Ares CLO Ltd. 5.703% due 10/28/2034 •		1,600	1,605
Ares European CLO DAC 4.128% due 10/21/2034 •	EUR	1,100	1,142
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		$1,550	1,550
Avoca Static CLO DAC 3.811% due 01/15/2035 •	EUR	1,000	1,036
Bain Capital Credit CLO Ltd.
1.000% due 07/24/2034 •(b)		$1,000	1,000
5.485% due 10/21/2034 •		1,000	1,000
5.671% due 10/23/2034 •		1,000	1,002
Barings CLO Ltd. 5.868% due 04/15/2031 •		185	185
Canyon CLO Ltd. 5.514% due 07/15/2034 •		1,000	1,000
Carlyle Global Market Strategies CLO Ltd. 5.534% due 07/20/2034 •		3,600	3,600
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		1,000	1,002
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,000	935
DLLAA LLC 5.930% due 07/20/2026		414	416
Elevation CLO Ltd. 5.467% due 07/25/2034 •(b)		1,000	1,000
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		1,000	1,003
GoldenTree Loan Management U.S. CLO Ltd. 5.785% due 04/24/2031 •		1,263	1,264
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •	EUR	1,900	1,966
Hayfin Emerald CLO 3.975% due 11/17/2037 •		2,100	2,177
ICG U.S. CLO Ltd. 5.525% due 10/20/2034 •		$1,200	1,200
Indigo Credit Management DAC 4.004% due 07/15/2038 •	EUR	2,200	2,279
Jamestown CLO Ltd. 5.583% due 07/25/2034 •		$1,100	1,100
Mountain View ClO Ltd. 6.077% due 10/15/2034 •		1,100	1,102
OFSI BSL X Ltd. 5.824% due 04/20/2034 •		1,000	1,002
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		500	500
Trinitas CLO Ltd. 5.466% due 10/20/2033 •		1,200	1,200
Trysail CLO Ltd. 7.267% due 10/20/2033 •		2,000	2,002
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	2,000	2,072
Venture CLO Ltd. 5.491% due 10/20/2034 •		$1,000	1,000

			41,060

Total Asset-Backed Securities (Cost $49,724)			49,352

SOVEREIGN ISSUES 1.3%
Airport Authority
4.750% due 01/12/2028		200	201
4.875% due 01/12/2030		200	202
Bank Gospodarstwa Krajowego 5.750% due 07/09/2034		1,500	1,493
Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		300	302
5.875% due 04/30/2029		3,000	3,057
Chile Government International Bond
4.850% due 01/22/2029		2,600	2,577
4.950% due 01/05/2036		300	285

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

Colombia Government International Bond 8.000% due 11/14/2035		1,300	1,310
Israel Government International Bond 5.375% due 03/12/2029		3,200	3,194
Korea Gas Corp. 5.000% due 07/08/2029		750	751
Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	83,431	3,554
4.490% due 05/25/2032	EUR	500	526
6.000% due 05/07/2036		$1,400	1,321
6.400% due 05/07/2054		1,200	1,077
Panama Government International Bond 7.500% due 03/01/2031		3,800	3,859
Peru Government International Bond
5.375% due 02/08/2035		1,800	1,733
6.900% due 08/12/2037	PEN	2,500	664
Poland Government International Bond 5.125% due 09/18/2034		$2,300	2,231
Province of British Columbia 4.750% due 06/12/2034		500	493
Romania Government International Bond 5.500% due 09/18/2028	EUR	1,100	1,184
Saudi Government International Bond 4.875% due 07/18/2033		$400	388

Total Sovereign Issues (Cost $31,715)			30,402

		SHARES
PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Banco Santander SA 8.000% due 02/01/2034 •(e)(f)		4,400,000	4,560
Citigroup, Inc.
6.750% due 02/15/2030 •(e)		4,100,000	4,083
7.000% due 08/15/2034 •(e)		4,700,000	4,967
7.125% due 08/15/2029 •(e)		3,200,000	3,265
CoBank ACB
7.125% due 01/01/2030 •(e)		3,900,000	3,963
7.250% due 07/01/2029 •(e)		1,800,000	1,847
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)		3,200,000	3,163
7.500% due 05/10/2029 •(e)		2,300,000	2,408
Wells Fargo & Co. 6.850% due 09/15/2029 •(e)		2,400,000	2,476

Total Preferred Securities (Cost $30,000)			30,732

Total Investments in Securities (Cost $2,750,494)			2,723,261

INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		2,016,978	19,639

Total Short-Term Instruments (Cost $19,641)			19,639

Total Investments in Affiliates (Cost $19,641)			19,639

Total Investments 113.3% (Cost $2,770,134)			$2,742,900
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $23,261)			1,225
Other Assets and Liabilities, net (13.3)%			(323,419)

Net Assets 100.0%			$2,420,706

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

National Football League	5.480%	10/05/2028	03/14/2024	$4,000	$4,012	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.400%	12/31/2024	01/03/2025	$(10,557)	$(10,560)
BRC	4.400	12/20/2024	TBD(2)	(9,245)	(9,259)
STR	4.570	01/02/2025	01/03/2025	(47,591)	(47,591)
4.750	12/31/2024	01/02/2025	(118,978)	(119,010)

Total Reverse Repurchase Agreements	$(186,420)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	4.400%	01/02/2025	01/03/2025	$(53,527)	$(53,527)

Total Sale-Buyback Transactions	$(53,527)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (0.1)%
U.S. Treasury Bonds	4.750%	11/15/2053	$1,866	$(1,861)	$(1,903)

Total Short Sales (0.1)%	$(1,861)	$(1,903)

(h)	Securities with an aggregate market value of $192,875 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(192,791) at a weighted average interest rate of 4.894%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl February 2025 Futures	117.500	01/24/2025	13	13	(2)	(4)
Call - EUREX Euro-Bobl February 2025 Futures	119.250	01/24/2025	13	13	(2)	(1)
Put - EUREX Euro-Bund February 2025 Futures	135.500	01/10/2025	9	9	(5)	(20)
Call - EUREX Euro-Bund February 2025 Futures	138.500	01/10/2025	9	9	(4)	0
Put - EUREX Euro-Bund February 2025 Futures	133.500	01/24/2025	9	9	(5)	(8)
Put - EUREX Euro-Bund February 2025 Futures	134.500	01/24/2025	9	9	(4)	(13)
Call - EUREX Euro-Bund February 2025 Futures	136.500	01/24/2025	9	9	(3)	(1)
Call - EUREX Euro-Bund February 2025 Futures	138.000	01/24/2025	9	9	(4)	0

Total Written Options	$(29)	$(47)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	304	$62,505	$20	$0	$(5)
U.S. Treasury 5-Year Note March Futures	03/2025	114	12,119	(164)	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2025	971	105,596	(1,573)	0	(212)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	121	14,388	(1,026)	0	(53)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	3	334	(5)	0	(1)

$(2,748)	$0	$(281)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2025	9	$(1,099)	$8	$0	$(2)
Euro-Bund March Futures	03/2025	102	(14,099)	239	0	(44)
Euro-Schatz March Futures	03/2025	40	(4,433)	11	0	(2)
U.S. Treasury Long-Term Bond March Futures	03/2025	243	(27,664)	735	61	0

$993	$61	$(48)

Total Futures Contracts	$(1,755)	$61	$(329)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.877%	$1,300	$161	$36	$197	$1	$0
AES Corp.	5.000	Quarterly	12/20/2029	1.117	4,200	756	(30)	726	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.353	200	(1)	5	4	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.313	6,000	41	0	41	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.499	2,800	(7)	53	46	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.299	5,200	37	0	37	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.354	1,200	14	1	15	0	0
Barclays Bank PLC	1.000	Quarterly	06/20/2025	0.241	EUR	1,300	4	1	5	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.305	7,900	46	12	58	1	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.240	2,700	18	4	22	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	1.093	$1,400	(28)	23	(5)	0	(1)
Elis SA	5.000	Quarterly	12/20/2029	1.016	EUR	4,400	887	(34)	853	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.206	$2,000	223	54	277	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.684	2,100	298	(2)	296	0	0

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.317		700	120	(12)	108	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.794	EUR	1,000	(10)	17	7	0	(1)

							$2,559	$128	$2,687	$5	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-41 5-Year Index		1.000%	Quarterly	12/20/2028		$9,300	$97	$115	$212	$2	$0
CDX.IG-43 5-Year Index		1.000	Quarterly	12/20/2029		942,600	21,332	48	21,380	223	0

							$21,429	$163	$21,592	$225	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$43,800	$(814)	$1,394	$580	$22	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031		33,800	(6)	486	480	33	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031		20,100	1	383	384	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		70,210	(329)	2,200	1,871	107	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	436	840	11	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	4	1	0	(4)
Pay(6)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030		5,100	64	7	71	13	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	0	0	0	0

							$(683)	$4,909	$4,226	$206	$(4)

Total Swap Agreements							$23,305	$5,200	$28,505	$436	$(8)

(j)

Securities with an aggregate market value of $35,169 and cash of $8,190 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	Future styled option variation margin asset of $10 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		01/2025		CNH	1,083			$149	$1		$0
BRC		01/2025		CAD	12,241			8,694	175		0
		01/2025		EUR	2,997			3,165	59		0
		01/2025		GBP	7,524			9,472	53		0
CBK		01/2025		CNH	177			24	0		0
		01/2025		INR	695,944			8,161	45		0
		01/2025			$9,331		INR	789,354	0		(126)

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

03/2025	8,161	699,073	0	(57)
FAR	01/2025	AUD	3,475	$2,255	104	0
JPM	01/2025	CNH	21,891	3,025	42	0
01/2025	EUR	2,775	2,941	65	0
01/2025	$1,823	INR	154,324	0	(23)
MBC	01/2025	CHF	5,102	$5,815	187	0
01/2025	CNH	7,113	982	12	0
01/2025	EUR	35,599	37,509	616	0
01/2025	INR	33,006	385	0	0
01/2025	SEK	63,753	5,854	88	0
01/2025	$544	CNH	3,970	0	(3)
01/2025	2,928	EUR	2,784	0	(42)
01/2025	957	INR	80,990	0	(13)
03/2025	385	33,177	0	(1)
05/2025	CNH	5,285	$728	5	0
RBC	03/2025	$1,056	MXN	21,621	0	(32)
SCX	01/2025	CNH	7,871	$1,087	14	0
01/2025	EUR	3,433	3,608	51	0
01/2025	$3,462	INR	292,820	0	(48)
05/2025	CNH	2,767	$384	5	0

Total Forward Foreign Currency Contracts	$1,522	$(345)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700%	01/16/2025	1,000	$(3)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	01/16/2025	1,000	(3)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	01/06/2025	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.890	01/06/2025	1,100	(3)	(17)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.533	01/02/2025	1,800	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	01/02/2025	1,800	(6)	(21)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.500	01/06/2025	1,000	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	01/06/2025	1,000	(2)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620	01/13/2025	1,000	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.970	01/13/2025	1,000	(3)	(11)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.970	01/06/2025	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.220	01/06/2025	1,300	(3)	(17)

Total Written Options	$(40)	$(89)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Schlumberger Oilfield U.K. Limited	1.000%	Quarterly	06/20/2025	0.217%	$6,000	$25	$(1)	$24	$0

Total Swap Agreements	$25	$(1)	$24	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Sector Fund Series – I (Cont.)	December 31, 2024 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$897	$897
Corporate Bonds & Notes
Banking & Finance	0	725,808	2,763	728,571
Industrials	0	706,092	4,012	710,104
Utilities	0	183,446	0	183,446
Municipal Bonds & Notes
Arizona	0	4,590	0	4,590
Louisiana	0	400	0	400
Texas	0	372	0	372
U.S. Government Agencies	0	214,928	1,300	216,228
U.S. Treasury Obligations	0	753,204	0	753,204
Non-Agency Mortgage-Backed Securities	0	14,963	0	14,963
Asset-Backed Securities
Automobile Sequential	0	6,795	0	6,795
CMBS Other	0	1,497	0	1,497
Other ABS	0	41,060	0	41,060
Sovereign Issues	0	30,402	0	30,402
Preferred Securities
Banking & Finance	0	30,732	0	30,732

	$0	$2,714,289	$8,972	$2,723,261
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$19,639	$0	$0	$19,639

Total Investments	$19,639	$2,714,289	$8,972	$2,742,900

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,903)	$0	$(1,903)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	497	0	497
Over the counter	0	1,546	0	1,546

	$0	$2,043	$0	$2,043
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(289)	0	(384)
Over the counter	0	(434)	0	(434)

	$(95)	$(723)	$0	$(818)

Total Financial Derivative Instruments	$(95)	$1,320	$0	$1,225

Totals	$19,544	$2,713,706	$8,972	$2,742,222

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Sector Fund Series - AM	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.5% ¤
U.S. GOVERNMENT AGENCIES 154.7%
Fannie Mae
3.000% due 10/25/2051 (a)	$2,062	$374
4.300% due 12/01/2029	401	393
4.880% due 06/01/2028	500	504
5.233% due 09/25/2041 •	1,383	1,371
5.982% due 01/25/2055 •	3,500	3,512
6.055% due 06/25/2054 •	3,300	3,319
Freddie Mac
2.500% due 04/25/2052 (a)	3,619	552
3.000% due 10/25/2049 (a)	3,100	435
5.519% due 08/25/2054 •	947	952
Ginnie Mae
2.500% due 06/20/2052	2,880	2,408
3.500% due 05/20/2052	2,858	2,558
4.000% due 03/20/2054	989	913
4.500% due 07/20/2054	593	561
5.000% due 03/20/2053	3,219	3,150
5.376% due 03/20/2070 •	351	352
5.500% due 03/20/2036 - 05/20/2036	2,348	2,389
5.505% due 08/20/2072 •	2,617	2,640
5.655% due 08/20/2053 •	1,788	1,794
6.105% due 07/20/2071 •	985	1,012
Ginnie Mae, TBA
2.500% due 01/01/2055	1,500	1,253
3.000% due 02/01/2055	7,000	6,071
3.500% due 02/01/2055	4,400	3,934
4.000% due 01/01/2055 - 02/01/2055	1,500	1,382
4.500% due 02/01/2055	900	851
5.000% due 02/01/2055	3,400	3,297
6.500% due 01/01/2055	1,000	1,017
Uniform Mortgage-Backed Security
2.000% due 04/01/2037 - 02/01/2052	5,722	4,559
2.500% due 06/01/2037 - 09/01/2051	3,478	2,890
3.000% due 05/01/2050	2,444	2,082
3.500% due 10/01/2038	1,081	1,023
4.500% due 12/01/2052 - 01/01/2053	8,824	8,308
5.000% due 11/01/2053	4,373	4,227
5.500% due 04/01/2054 - 09/01/2054	4,106	4,062
6.000% due 07/01/2054	2,984	3,017
6.500% due 08/01/2054	4,519	4,616
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2040 - 02/01/2055	7,800	6,094
2.500% due 01/01/2040 - 01/01/2055	2,800	2,374
3.000% due 02/01/2055	4,500	3,823
3.500% due 01/01/2040	1,500	1,418
4.000% due 02/01/2055	900	823
4.500% due 01/01/2055	1,000	941
5.000% due 01/01/2055	1,500	1,448
6.000% due 02/01/2055	8,700	8,733
6.500% due 02/01/2055	4,400	4,488

Total U.S. Government Agencies (Cost $112,685)		111,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.4%
ACRA Trust 5.608% due 10/25/2064 þ	1,988	1,986
Citigroup Mortgage Loan Trust 5.919% due 07/25/2054 •	2,436	2,444
MFA Trust 4.250% due 02/25/2066 ~	1,925	1,831
New York Mortgage Trust 5.379% due 06/25/2069 ~	1,991	1,980

Total Non-Agency Mortgage-Backed Securities (Cost $8,238)		8,241

SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
4.315% due 03/20/2025 (b)(c)	283	280

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	December 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $280)		280

Total Investments in Securities (Cost $121,203)		120,441

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	108,227	1,054

Total Short-Term Instruments (Cost $1,054)		1,054

Total Investments in Affiliates (Cost $1,054)		1,054

Total Investments 168.0% (Cost $122,257)		$121,495
Financial Derivative Instruments(d)(e)(0.0)%(Cost or Premiums, net $8)		(11)
Other Assets and Liabilities, net (68.0)%		(49,147)

Net Assets 100.0%		$72,337

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS					4.800%	12/30/2024	01/06/2025		$(1,819)	$(1,820)

Total Reverse Repurchase Agreements										$(1,820)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.5)%
Ginnie Mae, TBA						4.000%	01/14/2055	$500	$(456)	$(457)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2055	2,000	(1,762)	(1,769)
Uniform Mortgage-Backed Security, TBA						4.500	03/01/2055	6,200	(5,820)	(5,828)
Uniform Mortgage-Backed Security, TBA						5.500	01/01/2055	600	(590)	(592)
Uniform Mortgage-Backed Security, TBA						5.500	02/01/2055	1,100	(1,097)	(1,085)

Total Short Sales (13.5)%									$(9,725)	$(9,731)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(15,866) at a weighted average interest rate of 5.385%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures				06/2025	28	$(6,708)		$9	$0	$0
30 Day Federal Fund January Futures				01/2025	17	(6,777)		(4)	0	0
U.S. Treasury 5-Year Note March Futures				03/2025	38	(4,040)		21	3	0
U.S. Treasury 10-Year Note March Futures				03/2025	58	(6,308)		53	13	0

Total Futures Contracts								$79	$16	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Annual		$7,900	$43	$(118)	$(75)	$0	$0

Total Swap Agreements						$43	$(118)	$(75)	$0	$0

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	December 31, 2024 (Unaudited)

Cashof $462 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Fannie Mae 5.000% due 03/01/2055	$95.828	03/06/2025	1,000	$3	$8
Put - OTC Fannie Mae 6.000% due 12/01/2025	98.453	01/07/2025	1,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2055	99.125	02/06/2025	500	1	1
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2055	97.766	02/06/2025	500	1	1
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 01/01/2055	99.266	01/07/2025	500	1	0
SAL	Put - OTC Fannie Mae 6.000% due 03/01/2055	98.070	03/06/2025	1,000	2	2

Total Purchased Options	$10	$12

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135%	03/06/2025	700	$(3)	$(8)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.203	02/06/2025	300	0	(1)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.417	01/09/2025	600	(1)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.500	03/06/2025	700	(2)	(2)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.161	02/06/2025	300	(1)	(2)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.142	01/07/2025	300	(1)	0

$(8)	$(13)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Fannie Mae 5.000% due 03/01/2055	$98.516	03/06/2025	3,000	$(6)	$(6)
Call - OTC Fannie Mae 5.000% due 03/01/2055	98.625	03/06/2025	1,000	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	98.297	02/06/2025	5,000	(8)	(6)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	96.531	02/06/2025	500	(1)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2055	100.531	02/06/2025	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2055	95.984	01/07/2025	1,000	(5)	(1)
SAL	Call - OTC Fannie Mae 5.000% due 03/01/2055	98.344	03/06/2025	3,000	(7)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2055	95.500	02/06/2025	2,000	(7)	(1)

$(37)	$(26)

Total Written Options	$(45)	$(39)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
U.S. Government Agencies	$0	$111,920	$0	$111,920
Non-Agency Mortgage-Backed Securities	0	8,241	0	8,241
Short-Term Instruments
U.S. Treasury Bills	0	280	0	280

$0	$120,441	$0	$120,441
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,054	$0	$0	$1,054

Schedule of Investments PIMCO Sector Fund Series - AM (Cont.)	December 31, 2024 (Unaudited)

Total Investments	$1,054	$120,441	$0	$121,495

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,731)	$0	$(9,731)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	12	0	12

	$0	$28	$0	$28
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(39)	$0	$(39)

Total Financial Derivative Instruments	$0	$(11)	$0	$(11)

Totals	$1,054	$110,699	$0	$111,753

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Sector Fund Series – H	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.2%
Aspire Bakeries Holdings LLC 8.607% due 12/13/2030 ~	$100	$101
Clover Holdings 2 LLC
TBD% due 11/01/2029 ~µ	20	20
8.428% due 11/01/2031 ~	200	202
Cotiviti Corp. 7.303% due 05/01/2031 ~	74	75
EP Purchaser LLC 9.090% due 11/06/2028 ~	50	50
Fortress Intermediate 3, Inc. 7.857% due 06/27/2031 ~	100	100
Kronos Acquisition Holdings, Inc. 8.584% (TSFR3M + 2.750%) due 07/08/2031 ~	20	19
Lifepoint Health, Inc. 7.965% due 05/17/2031 ~	50	50
Modena Buyer LLC 8.857% due 07/01/2031 ~	50	49
Motion Finco SARL 7.829% due 11/12/2029 ~	25	25
Neptune Bidco U.S., Inc. 9.758% due 04/11/2029 ~	60	54
QualityTech LP 8.024% due 10/30/2031 ~	100	101
Rockpoint Gas Storage Partners LP 7.985% due 09/18/2031 ~	100	101
Scientific Games Holdings LP 7.590% due 04/04/2029 ~	25	25
Specialty Building Products Holdings LLC 8.207% due 10/15/2028 ~	50	50
Spirit Airlines, Inc. TBD% due 11/18/2025 ~	31	31
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	100	99
Triton Water Holdings, Inc. 8.329% due 03/31/2028 ~	99	100
U.S. Renal Care, Inc. 9.471% due 06/20/2028 ~	100	94
UKG, Inc. 7.325% due 02/10/2031 ~	50	50
Vistra Zero Operating Co. LLC 6.357% due 04/30/2031 ~	100	100

Total Loan Participations and Assignments (Cost $1,480)		1,496

CORPORATE BONDS & NOTES 72.7%
BANKING & FINANCE 12.6%
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	25	25
7.000% due 01/15/2031	75	75
Allied Universal Holdco LLC 4.625% due 06/01/2028	100	95
Ally Financial, Inc.
5.543% due 01/17/2031 •	50	49
8.000% due 11/01/2031	50	55
Boost Newco Borrower LLC 7.500% due 01/15/2031	250	262
Brandywine Operating Partnership LP 8.875% due 04/12/2029	75	80
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	66	63
Burford Capital Global Finance LLC 6.875% due 04/15/2030	100	101
Credit Acceptance Corp. 9.250% due 12/15/2028	25	26
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028	75	75
Encore Capital Group, Inc.
8.500% due 05/15/2030	100	105
9.250% due 04/01/2029	25	27
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	75	74

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

5.875% due 04/15/2033	50	48
7.000% due 05/01/2031	100	102
Freedom Mortgage Corp. 12.000% due 10/01/2028	150	163
Freedom Mortgage Holdings LLC 9.125% due 05/15/2031	50	52
HAT Holdings LLC 3.375% due 06/15/2026	100	97
Hudson Pacific Properties LP 3.950% due 11/01/2027	50	43
Icahn Enterprises LP
5.250% due 05/15/2027	75	71
9.000% due 06/15/2030	25	24
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •	75	65
Jane Street Group 7.125% due 04/30/2031	150	154
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	50	45
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	50	47
LFS Topco LLC 5.875% due 10/15/2026	75	74
Midcap Financial Issuer Trust 6.500% due 05/01/2028	50	49
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	150	152
Navient Corp. 5.000% due 03/15/2027	25	25
Newmark Group, Inc. 7.500% due 01/12/2029	75	78
OneMain Finance Corp.
3.500% due 01/15/2027	350	334
6.625% due 05/15/2029	125	127
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)	75	51
Panther Escrow Issuer LLC 7.125% due 06/01/2031	150	152
Park Intermediate Holdings LLC 4.875% due 05/15/2029	75	71
Paysafe Finance PLC 4.000% due 06/15/2029	75	70
Pebblebrook Hotel LP 6.375% due 10/15/2029	50	50
PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	116
7.125% due 11/15/2030	50	51
PRA Group, Inc. 8.875% due 01/31/2030	75	78
RHP Hotel Properties LP 4.750% due 10/15/2027	75	73
RLJ Lodging Trust LP 4.000% due 09/15/2029	75	68
Rocket Mortgage LLC 2.875% due 10/15/2026	125	119
SBA Communications Corp. 3.875% due 02/15/2027	100	96
Service Properties Trust 5.500% due 12/15/2027	100	94
SLM Corp. 3.125% due 11/02/2026	125	119
Starwood Property Trust, Inc.
6.000% due 04/15/2030	50	49
7.250% due 04/01/2029	50	51
Sunrise FinCo BV 4.875% due 07/15/2031	25	23
UniCredit SpA 5.459% due 06/30/2035 •	100	97
VFH Parent LLC 7.500% due 06/15/2031	100	103
XHR LP 6.625% due 05/15/2030	25	25

		4,418

INDUSTRIALS 57.1%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	25	25
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	25	24
Air Canada 3.875% due 08/15/2026	125	122
Albertsons Cos., Inc. 4.625% due 01/15/2027	100	98
Albion Financing SARL 8.750% due 04/15/2027	25	26

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

AlcoaNederland Holding BV 7.125% due 03/15/2031	25	26
Allegiant Travel Co. 7.250% due 08/15/2027	50	50
Allison Transmission, Inc. 4.750% due 10/01/2027	75	73
Altice France SA 5.125% due 07/15/2029	150	112
AMC Networks, Inc. 4.250% due 02/15/2029	25	20
Amentum Holdings, Inc. 7.250% due 08/01/2032	50	50
Amer Sports Co. 6.750% due 02/16/2031	25	25
American Airlines, Inc. 5.750% due 04/20/2029	250	248
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	50	45
4.000% due 01/15/2028	75	72
ams-OSRAM AG 12.250% due 03/30/2029	75	73
Arcosa, Inc. 6.875% due 08/15/2032	35	36
Ascent Resources Utica Holdings LLC 6.625% due 10/15/2032	75	75
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	75	73
Avantor Funding, Inc. 4.625% due 07/15/2028	75	72
Axalta Coating Systems LLC 3.375% due 02/15/2029	150	136
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	125	115
4.000% due 10/15/2030	275	246
Ball Corp. 2.875% due 08/15/2030	150	128
Bath & Body Works, Inc. 6.875% due 11/01/2035	25	26
Bausch & Lomb Corp. 8.375% due 10/01/2028	100	104
Bausch Health Cos., Inc.
5.750% due 08/15/2027	100	87
11.000% due 09/30/2028	50	48
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029	75	71
4.500% due 11/15/2026	50	49
Belron U.K. Finance PLC 5.750% due 10/15/2029	75	74
Block, Inc.
3.500% due 06/01/2031	75	66
6.500% due 05/15/2032	100	101
Boise Cascade Co. 4.875% due 07/01/2030	25	24
Buckeye Partners LP 4.500% due 03/01/2028	75	71
Builders FirstSource, Inc. 5.000% due 03/01/2030	200	191
Cablevision Lightpath LLC 3.875% due 09/15/2027	25	24
Caesars Entertainment, Inc. 6.500% due 02/15/2032	100	101
Capstone Borrower, Inc. 8.000% due 06/15/2030	25	26
Carnival Corp. 7.000% due 08/15/2029	225	234
CCO Holdings LLC
4.500% due 08/15/2030	100	90
4.750% due 03/01/2030	250	229
5.375% due 06/01/2029	350	335
Cerdia Finanz GmbH 9.375% due 10/03/2031	100	104
Chobani LLC 4.625% due 11/15/2028	100	96
Churchill Downs, Inc. 4.750% due 01/15/2028	125	121
Cimpress PLC 7.375% due 09/15/2032	50	50
Citgo Petroleum Corp. 8.375% due 01/15/2029	50	52
Civitas Resources, Inc. 8.375% due 07/01/2028	50	52
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	125	117
Cloud Software Group, Inc. 6.500% due 03/31/2029	125	123

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

ClydesdaleAcquisition Holdings, Inc.
6.625% due 04/15/2029	75	76
6.875% due 01/15/2030	50	50
Cogent Communications Group, Inc. 7.000% due 06/15/2027	50	50
Community Health Systems, Inc. 5.625% due 03/15/2027	250	240
Consolidated Communications, Inc. 6.500% due 10/01/2028	25	24
Coty, Inc. 4.750% due 01/15/2029	50	48
CQP Holdco LP 5.500% due 06/15/2031	150	143
Crescent Energy Finance LLC
7.375% due 01/15/2033	75	73
7.625% due 04/01/2032	50	50
Crocs, Inc. 4.250% due 03/15/2029	25	23
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	125	114
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	75	77
DaVita, Inc.
4.625% due 06/01/2030	25	23
6.875% due 09/01/2032	50	50
Dcli Bidco LLC 7.750% due 11/15/2029	75	77
Deluxe Corp. 8.125% due 09/15/2029	50	51
Diamond Foreign Asset Co. 8.500% due 10/01/2030	75	78
Directv Financing LLC 5.875% due 08/15/2027	125	122
DISH Network Corp. 11.750% due 11/15/2027	75	80
EchoStar Corp. 10.750% due 11/30/2029	115	124
Element Solutions, Inc. 3.875% due 09/01/2028	25	24
Ellucian Holdings, Inc. 6.500% due 12/01/2029	50	50
EQM Midstream Partners LP 4.750% due 01/15/2031	200	188
ESAB Corp. 6.250% due 04/15/2029	50	51
First Student Bidco, Inc. 4.000% due 07/31/2029	100	92
Frontier Communications Holdings LLC 5.875% due 10/15/2027	150	150
Garda World Security Corp. 6.000% due 06/01/2029	100	95
GFL Environmental, Inc. 4.375% due 08/15/2029	75	71
Global Medical Response, Inc. 10.000% due 10/31/2028	76	76
Goat Holdco LLC 6.750% due 02/01/2032	100	99
goeasy Ltd. 7.625% due 07/01/2029	150	153
Graphic Packaging International LLC 3.500% due 03/15/2028	75	70
Gray Television, Inc.
5.375% due 11/15/2031	75	40
10.500% due 07/15/2029	50	50
GYP Holdings Corp. 4.625% due 05/01/2029	100	94
HealthEquity, Inc. 4.500% due 10/01/2029	150	141
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	125	109
Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029	75	71
Hologic, Inc. 3.250% due 02/15/2029	125	113
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032	50	51
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	25	24
Imola Merger Corp. 4.750% due 05/15/2029	175	166
INEOS Quattro Finance 2 PLC 9.625% due 03/15/2029	25	26
Ingevity Corp. 3.875% due 11/01/2028	75	69
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	150	148

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

IntelsatJackson Holdings SA 6.500% due 03/15/2030	100	92
International Game Technology PLC 5.250% due 01/15/2029	75	73
Jazz Securities DAC 4.375% due 01/15/2029	25	24
JELD-WEN, Inc. 7.000% due 09/01/2032	50	46
JetBlue Airways Corp. 9.875% due 09/20/2031	150	160
Kodiak Gas Services LLC 7.250% due 02/15/2029	100	102
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	75	72
LABL, Inc. 8.625% due 10/01/2031	75	69
Lamar Media Corp. 4.000% due 02/15/2030	50	46
Lamb Weston Holdings, Inc. 4.125% due 01/31/2030	75	69
Level 3 Financing, Inc.
10.500% due 05/15/2030	25	27
11.000% due 11/15/2029	100	113
LifePoint Health, Inc. 11.000% due 10/15/2030	100	110
Live Nation Entertainment, Inc. 4.750% due 10/15/2027	150	145
Matador Resources Co.
6.250% due 04/15/2033	50	49
6.500% due 04/15/2032	50	50
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	150	153
McGraw-Hill Education, Inc. 7.375% due 09/01/2031	50	51
Medline Borrower LP 3.875% due 04/01/2029	300	278
MGM China Holdings Ltd. 4.750% due 02/01/2027	75	73
Mineral Resources Ltd. 9.250% due 10/01/2028	75	79
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	25	25
Molina Healthcare, Inc. 3.875% due 11/15/2030	50	45
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	25	21
NCL Corp. Ltd. 5.875% due 02/15/2027	200	200
NCR Atleos Corp. 9.500% due 04/01/2029	25	27
Newell Brands, Inc. 6.375% due 05/15/2030	50	50
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	100	88
NextEra Energy Operating Partners LP 7.250% due 01/15/2029	75	77
NFE Financing LLC 12.000% due 11/15/2029	26	28
Noble Finance LLC 8.000% due 04/15/2030	125	126
Nordstrom, Inc. 5.000% due 01/15/2044	50	37
Northriver Midstream Finance LP 6.750% due 07/15/2032	75	75
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	150	140
7.250% due 06/15/2031	75	76
ON Semiconductor Corp. 3.875% due 09/01/2028	75	70
OneSky Flight LLC 8.875% due 12/15/2029	50	50
Open Text Corp. 3.875% due 02/15/2028	100	94
Option Care Health, Inc. 4.375% due 10/31/2029	25	23
Organon & Co.
4.125% due 04/30/2028	225	212
7.875% due 05/15/2034	50	51
Outfront Media Capital LLC 4.250% due 01/15/2029	50	47
Paramount Global 4.950% due 01/15/2031	50	47
Parkland Corp. 6.625% due 08/15/2032	50	50
Perenti Finance Pty. Ltd. 7.500% due 04/26/2029	50	52

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

PerformanceFood Group, Inc. 4.250% due 08/01/2029	125	116
Permian Resources Operating LLC 6.250% due 02/01/2033	75	74
Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	50	47
6.125% due 09/30/2032	50	49
PetSmart, Inc.
4.750% due 02/15/2028	50	47
7.750% due 02/15/2029	25	24
Post Holdings, Inc.
4.500% due 09/15/2031	200	179
6.250% due 10/15/2034	25	24
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	75	73
Prime Security Services Borrower LLC
3.375% due 08/31/2027	50	47
5.750% due 04/15/2026	100	100
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	125	134
Rand Parent LLC 8.500% due 02/15/2030	75	75
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	175	174
Rivian Holdings LLC 10.502% due 10/15/2026 •	125	126
ROBLOX Corp. 3.875% due 05/01/2030	25	23
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	150	149
5.500% due 04/01/2028	200	199
Sable International Finance Ltd. 7.125% due 10/15/2032	50	49
Seadrill Finance Ltd. 8.375% due 08/01/2030	150	153
Seagate HDD Cayman
4.091% due 06/01/2029	50	47
5.750% due 12/01/2034	75	72
Sensata Technologies BV 4.000% due 04/15/2029	100	92
Shift4 Payments LLC 6.750% due 08/15/2032	75	76
Simmons Foods, Inc. 4.625% due 03/01/2029	125	116
Sirius XM Radio, Inc. 4.000% due 07/15/2028	200	184
SM Energy Co. 6.750% due 08/01/2029	75	74
Sotera Health Holdings LLC 7.375% due 06/01/2031	25	25
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	50	54
9.750% due 11/15/2030	12	13
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	100	78
Stagwell Global LLC 5.625% due 08/15/2029	125	119
Standard Industries, Inc. 4.750% due 01/15/2028	175	168
Star Parent, Inc. 9.000% due 10/01/2030	75	78
Station Casinos LLC
4.500% due 02/15/2028	125	119
4.625% due 12/01/2031	25	22
Sunoco LP 7.000% due 05/01/2029	150	154
Tenet Healthcare Corp. 4.625% due 06/15/2028	150	144
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029	25	23
TGS ASA 8.500% due 01/15/2030	50	51
Toledo Hospital 6.015% due 11/15/2048	25	22
TopBuild Corp. 4.125% due 02/15/2032	150	133
TransDigm, Inc.
4.625% due 01/15/2029	75	70
6.375% due 03/01/2029	325	326
Transocean, Inc. 8.750% due 02/15/2030	64	66
TriNet Group, Inc. 3.500% due 03/01/2029	25	23
Twilio, Inc. 3.875% due 03/15/2031	25	22

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		25	25
U.S. Foods, Inc. 4.750% due 02/15/2029		150	144
UKG, Inc. 6.875% due 02/01/2031		150	152
United Airlines, Inc. 4.625% due 04/15/2029		125	119
United Rentals North America, Inc. 3.875% due 02/15/2031		125	112
Univision Communications, Inc.
4.500% due 05/01/2029		50	45
6.625% due 06/01/2027		100	100
8.500% due 07/31/2031		50	49
Valaris Ltd. 8.375% due 04/30/2030		200	202
Vallourec SACA 7.500% due 04/15/2032		75	78
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029		225	207
Venture Global LNG, Inc.
7.000% due 01/15/2030		75	76
9.500% due 02/01/2029		400	442
Veritiv Operating Co. 10.500% due 11/30/2030		50	54
Viavi Solutions, Inc. 3.750% due 10/01/2029		100	91
Victoria's Secret & Co. 4.625% due 07/15/2029		25	23
Victra Holdings LLC 8.750% due 09/15/2029		25	26
Viper Energy Partners LP 5.375% due 11/01/2027		50	50
Vital Energy, Inc. 7.875% due 04/15/2032		45	43
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		325	280
VOC Escrow Ltd. 5.000% due 02/15/2028		150	147
Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	125	125
8.125% due 08/15/2029		$75	74
Wand NewCo 3, Inc. 7.625% due 01/30/2032		125	129
Wayfair LLC 7.250% due 10/31/2029		50	50
Weatherford International Ltd. 8.625% due 04/30/2030		50	52
Western Digital Corp. 4.750% due 02/15/2026		100	99
Williams Scotsman, Inc. 6.625% due 06/15/2029		50	51
Wynn Resorts Finance LLC
6.250% due 03/15/2033		25	25
7.125% due 02/15/2031		150	156
XPO, Inc. 7.125% due 06/01/2031		75	77
Yum! Brands, Inc. 4.750% due 01/15/2030		100	96
ZF North America Capital, Inc. 6.750% due 04/23/2030		150	144
Ziggo BV 4.875% due 01/15/2030		100	92
ZipRecruiter, Inc. 5.000% due 01/15/2030		75	68
ZoomInfo Technologies LLC 3.875% due 02/01/2029		75	68

			20,026

UTILITIES 3.0%
Aethon United BR LP 7.500% due 10/01/2029		50	51
Antero Midstream Partners LP 5.750% due 03/01/2027		100	100
Archrock Partners LP 6.625% due 09/01/2032		50	50
Blue Racer Midstream LLC 7.000% due 07/15/2029		100	102
Clearway Energy Operating LLC 3.750% due 02/15/2031		75	65
Edison International 8.125% due 06/15/2053 •		75	78
Electricite de France SA 9.125% due 03/15/2033 •(d)		75	85

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

FORESEAHolding SA 7.500% due 06/15/2030	100	96
Hilcorp Energy LP 6.875% due 05/15/2034	50	47
Lightning Power LLC 7.250% due 08/15/2032	50	52
PBF Holding Co. LLC 6.000% due 02/15/2028	25	24
TerraForm Power Operating LLC 5.000% due 01/31/2028	75	72
Vodafone Group PLC 5.125% due 06/04/2081 •	50	38
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029	200	207

		1,067

Total Corporate Bonds & Notes (Cost $25,337)		25,511

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,393
4.000% due 02/15/2034	1,025	982

Total U.S. Treasury Obligations (Cost $3,390)		3,375

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.1%
New Fortress Energy, Inc.«(b)	1,479	20

INDUSTRIALS 0.1%
Spirit Airlines, Inc.«(b)(e)	38,209	38

Total Common Stocks (Cost $38)		59

Total Investments in Securities (Cost $30,245)		30,440

INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short-Term Floating NAV Portfolio III	385,593	3,755

Total Short-Term Instruments (Cost $3,752)		3,755

Total Investments in Affiliates (Cost $3,752)		3,755

Total Investments 97.4% (Cost $33,997)		$34,195
Financial Derivative Instruments(f)(g)0.0%(Cost or Premiums, net $330)		3
Other Assets and Liabilities, net 2.6%		892

Net Assets 100.0%		$35,090

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Spirit Airlines, Inc.	12/17/2024	$38	$38	0.11%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	4	$822	$0	$0	$0
U.S. Treasury 5-Year Note March Futures	03/2025	22	2,339	(14)	0	(2)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	1	111	0	0	(1)

Total Futures Contracts	$(14)	$0	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2028	1.472%	$125	$12	$4	$16	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	1.148	100	10	4	14	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	1.257	175	(14)	12	(2)	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	1.014	EUR	100	22	1	23	0	0

$30	$21	$51	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$4,100	$300	$23	$323	$4	$0

Total Swap Agreements	$330	$44	$374	$4	$0

Cash of $536 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	December 31, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability

MBC	01/2025	EUR	115	$121	$2	$0

Total Forward Foreign Currency Contracts					$2	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Loan Participations and Assignments			$0	$1,496	$0	$1,496
Corporate Bonds & Notes
Banking & Finance			0	4,418	0	4,418
Industrials			0	19,938	88	20,026
Utilities			0	1,067	0	1,067
U.S. Treasury Obligations			0	3,375	0	3,375
Common Stocks
Energy			0	0	20	20
Industrials			0	0	38	38

			$0	$30,294	$146	$30,440
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$3,755	$0	$0	$3,755

Total Investments			$3,755	$30,294	$146	$34,195

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0	4	0	4
Over the counter			0	2	0	2

			$0	$6	$0	$6
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			$0	$(3)	$0	$(3)

Total Financial Derivative Instruments			$0	$3	$0	$3

Totals			$3,755	$30,297	$146	$34,198

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 55.2%
BANKING & FINANCE 37.6%
ABN AMRO Bank NV 5.449% (SOFRINDX + 1.000%) due 12/03/2028 ~		$9,000	$9,010
AerCap Ireland Capital DAC
3.500% due 01/15/2025		10,925	10,919
4.450% due 10/01/2025		761	760
6.500% due 07/15/2025		8,533	8,590
Aircastle Ltd. 5.250% due 08/11/2025		131	131
Ally Financial, Inc.
4.625% due 03/30/2025		33,211	33,152
5.800% due 05/01/2025		1,780	1,782
American Express Co.
5.188% (SOFRINDX + 0.650%) due 11/04/2026 ~		1,300	1,301
5.543% (SOFRINDX + 0.970%) due 07/28/2027 ~		3,336	3,357
5.645% due 04/23/2027 •		6,600	6,672
American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~		800	801
5.049% due 02/12/2025 •		3,365	3,366
5.324% due 01/10/2025 •		41,700	41,704
5.368% (SOFRINDX + 0.780%) due 04/23/2025 ~		12,468	12,486
5.486% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,110	1,113
American Tower Corp.
1.300% due 09/15/2025		3,606	3,521
2.950% due 01/15/2025		23,904	23,889
4.000% due 06/01/2025		31,033	30,895
Aon Global Ltd. 3.875% due 12/15/2025		2,790	2,770
Athene Global Funding
1.450% due 01/08/2026		9,818	9,488
1.608% due 06/29/2026		901	859
1.716% due 01/07/2025		10,130	10,126
2.500% due 01/14/2025		6,564	6,559
2.550% due 06/29/2025		700	693
5.356% (SOFRINDX + 0.850%) due 05/08/2026 ~		10,000	10,002
5.487% (SOFRINDX + 1.030%) due 08/27/2026 ~		22,040	22,102
5.608% (SOFRINDX + 1.210%) due 03/25/2027 ~		199	200
Aviation Capital Group LLC
4.125% due 08/01/2025		7,710	7,668
4.875% due 10/01/2025		3,494	3,491
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		27,664	26,771
2.528% due 11/18/2027		3,400	3,154
2.875% due 02/15/2025		19,000	18,939
Bank of America Corp.
3.366% due 01/23/2026 •		3,000	2,997
3.384% due 04/02/2026 •		22,200	22,116
5.586% (US0003M + 0.770%) due 02/05/2026 ~		27,318	27,342
Bank of Nova Scotia
4.998% (SOFRINDX + 0.545%) due 03/02/2026 ~		2,375	2,377
5.296% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	29,000	18,024
5.549% (SOFRINDX + 0.900%) due 04/11/2025 ~		$2,100	2,104
Bank of Queensland Ltd.
5.491% (BBSW3M + 1.100%) due 10/29/2025 ~	AUD	5,500	3,418
5.497% (BBSW3M + 1.070%) due 05/14/2025 ~		46,600	28,913
Banque Federative du Credit Mutuel SA
5.485% (BBSW3M + 1.070%) due 05/24/2027 ~		2,000	1,238
5.718% (SOFRRATE + 1.130%) due 01/23/2027 ~		$3,700	3,731
5.896% due 07/13/2026		7,700	7,815
6.046% (SOFRINDX + 1.400%) due 07/13/2026 ~		6,500	6,584
Barclays PLC
2.852% due 05/07/2026 •		6,400	6,352
3.650% due 03/16/2025		30,612	30,535
4.375% due 01/12/2026		1,100	1,095
5.304% due 08/09/2026 •		1,000	1,002
BNP Paribas SA
2.219% due 06/09/2026 •		27,425	27,076
3.375% due 01/09/2025		6,495	6,493
BPCE SA
1.652% due 10/06/2026 •		1,000	974
2.375% due 01/14/2025		39,500	39,468
5.214% (SOFRRATE + 0.570%) due 01/14/2025 ~		4,500	4,500

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.357% (SOFRRATE + 0.960%) due 09/25/2025 ~		8,444	8,481
5.770% (BBSW3M + 1.350%) due 09/29/2025 ~	AUD	1,500	933
6.026% (BBSW3M + 1.600%) due 06/05/2025 ~		6,100	3,792
Brighthouse Financial Global Funding 1.750% due 01/13/2025		$6,020	6,014
Canadian Imperial Bank of Commerce
5.180% due 04/21/2026 ~	AUD	24,490	15,215
5.614% (SOFRRATE + 1.220%) due 10/02/2026 ~		$1,000	1,010
Caterpillar Financial Services Corp. 5.132% due 01/06/2025 •		200	200
Citibank NA 5.143% (SOFRINDX + 0.590%) due 04/30/2026 ~		400	401
Citigroup Global Markets Holdings, Inc. 4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~		19,000	19,051
Citigroup, Inc.
2.014% due 01/25/2026 •		22,037	21,989
3.106% due 04/08/2026 •		47,115	46,894
5.272% (SOFRRATE + 0.694%) due 01/25/2026 ~		9,725	9,732
5.928% (SOFRRATE + 1.528%) due 03/17/2026 ~		10,898	10,927
CNO Global Funding 1.650% due 01/06/2025		4,000	3,999
Commonwealth Bank of Australia 5.081% (SOFRRATE + 0.400%) due 07/07/2025 ~		200	200
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		1,250	1,197
1.980% due 12/15/2027 •		4,100	3,884
5.075% (SOFRINDX + 0.620%) due 08/28/2026 ~		4,700	4,711
5.148% (SOFRINDX + 0.710%) due 03/05/2027 ~		2,951	2,964
5.369% (SOFRINDX + 0.710%) due 01/09/2026 ~		41,500	41,677
Corebridge Financial, Inc. 3.500% due 04/04/2025		9,982	9,947
Corebridge Global Funding
0.900% due 09/22/2025		17,602	17,150
5.698% due 09/25/2026 •		163	165
5.750% due 07/02/2026		8,000	8,118
Credit Agricole SA
1.247% due 01/26/2027 •		1,800	1,729
5.293% (SOFRRATE + 0.870%) due 03/11/2027 ~		2,220	2,230
5.972% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,000	1,010
Crown Castle, Inc. 1.350% due 07/15/2025		15,000	14,716
Danske Bank AS
1.621% due 09/11/2026 •		7,500	7,328
6.259% due 09/22/2026 •		2,985	3,011
6.466% due 01/09/2026 •		8,410	8,412
Deutsche Bank AG
2.129% due 11/24/2026 •		9,657	9,412
4.100% due 01/13/2026		1,924	1,911
6.119% due 07/14/2026 •		28,175	28,366
Dexus Wholesale Property Fund 4.750% due 06/16/2025	AUD	3,000	1,856
DNB Bank ASA
1.127% due 09/16/2026 •		$2,500	2,435
5.896% due 10/09/2026 •		1,700	1,712
Federation des Caisses Desjardins du Quebec 2.050% due 02/10/2025		1,600	1,595
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		11,800	11,761
4.134% due 08/04/2025		11,876	11,806
4.389% due 01/08/2026		2,650	2,630
4.687% due 06/09/2025		5,016	5,005
5.125% due 06/16/2025		17,625	17,619
6.950% due 03/06/2026		4,046	4,119
GA Global Funding Trust
3.850% due 04/11/2025		24,975	24,899
4.400% due 09/23/2027		12,400	12,226
6.009% (SOFRRATE + 1.360%) due 04/11/2025 ~		800	802
General Motors Financial Co., Inc.
2.750% due 06/20/2025		2,204	2,183
2.900% due 02/26/2025		27,000	26,905
3.800% due 04/07/2025		8,000	7,976
4.350% due 04/09/2025		11,326	11,306
5.687% (SOFRINDX + 1.050%) due 07/15/2027 ~		8,100	8,124
5.980% (SOFRINDX + 1.300%) due 04/07/2025 ~		1,672	1,676
Goldman Sachs Bank USA
5.173% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,200	3,206
5.220% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,000	3,008
Goldman Sachs Group, Inc.
5.243% due 03/09/2027 •		1,457	1,458
5.798% due 08/10/2026 •		10,041	10,100
5.955% (US0003M + 1.170%) due 05/15/2026 ~		24,455	24,554
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		7,185	7,020
Healthpeak OP LLC 3.400% due 02/01/2025		1,300	1,298

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

HSBCHoldings PLC
2.099% due 06/04/2026 •		2,500	2,471
2.999% due 03/10/2026 •		39,286	39,135
5.868% (SOFRRATE + 1.430%) due 03/10/2026 ~		10,500	10,507
6.034% (US0003M + 1.380%) due 09/12/2026 ~		5,990	6,032
6.075% (SOFRRATE + 1.570%) due 08/14/2027 ~		2,100	2,129
ING Bank Australia Ltd. 5.420% (BBSW3M + 0.980%) due 12/08/2025 ~	AUD	25,350	15,773
ING Groep NV
1.400% due 07/01/2026 •		$6,189	6,081
3.869% due 03/28/2026 •		23,608	23,546
5.409% (SOFRRATE + 1.010%) due 04/01/2027 •		5,000	5,024
6.038% due 03/28/2026 •		13,000	13,039
Jackson National Life Global Funding
1.750% due 01/12/2025		8,000	7,993
5.600% due 04/10/2026		3,500	3,528
John Deere Capital Corp. 5.102% due 10/22/2025 •		600	601
JPMorgan Chase & Co.
2.005% due 03/13/2026 •		4,800	4,773
5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~		1,000	1,001
5.526% (SOFRRATE + 0.920%) due 04/22/2028 ~		16,822	16,926
5.895% (SOFRRATE + 1.320%) due 04/26/2026 ~		6,261	6,285
Lloyds Banking Group PLC
2.438% due 02/05/2026 •		29,615	29,543
3.511% due 03/18/2026 •		3,700	3,687
5.530% (SOFRINDX + 1.060%) due 11/26/2028 ~		20,900	20,953
6.289% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,696
MassMutual Global Funding 5.265% (SOFRRATE + 0.870%) due 03/21/2025 ~		1,000	1,002
Metropolitan Life Global Funding 4.936% due 12/01/2025 •	AUD	30,920	19,120
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/2026 •		$400	399
5.468% (SOFRRATE + 0.940%) due 02/20/2026 ~		6,875	6,881
5.541% due 04/17/2026 •		4,700	4,708
6.097% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,700	1,706
Mizuho Bank Ltd.
4.963% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	55,500	34,359
5.275% (BBSW3M + 0.860%) due 02/23/2026 ~		20,500	12,740
5.303% (BBSW3M + 0.880%) due 08/22/2025 ~		6,000	3,724
5.310% (BBSW3M + 0.850%) due 09/14/2026 ~		2,200	1,368
Mizuho Financial Group, Inc. 5.486% (SOFRRATE + 0.960%) due 05/22/2026 ~		$2,500	2,506
Morgan Stanley
2.188% due 04/28/2026 •		16,200	16,058
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~		4,121	4,126
Morgan Stanley Bank NA
5.306% (SOFRRATE + 0.685%) due 10/15/2027 ~		31,050	31,093
5.412% (SOFRRATE + 0.780%) due 07/16/2025 ~		3,595	3,603
MUFG Bank Ltd. 5.296% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	23,100	14,358
National Bank of Canada 5.298% due 03/25/2027 •		$9,325	9,352
NatWest Markets PLC
5.055% due 08/12/2025	AUD	5,400	3,349
5.158% (SOFRRATE + 0.760%) due 09/29/2026 ~		$6,087	6,100
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~		1,600	1,604
New York Life Global Funding
5.212% due 01/16/2026 •		12,300	12,331
5.283% (SOFRINDX + 0.700%) due 10/24/2025 ~		15,000	15,045
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510	24,938
2.000% due 03/09/2026		4,000	3,842
Nomura Holdings, Inc.
1.653% due 07/14/2026		2,000	1,902
1.851% due 07/16/2025		2,536	2,495
2.648% due 01/16/2025		55,256	55,206
5.099% due 07/03/2025		1,000	1,001
Nordea Bank Abp 5.140% (SOFRRATE + 0.740%) due 03/19/2027 ~		3,100	3,117
Nordic Investment Bank 5.468% (SOFRRATE + 1.000%) due 05/27/2025 ~		7,000	7,020
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	603,200	83,494
2.000% due 01/01/2025		67,700	9,404
3.745% (CITF06M + 0.320%) due 01/01/2025 ~		73,986	10,277
Oversea-Chinese Banking Corp. Ltd. 5.206% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	14,000	8,699
Pacific Life Global Funding 5.062% (SOFRRATE + 0.620%) due 06/04/2026 ~		$1,600	1,605
PNC Bank NA 4.870% (SOFRRATE + 0.500%) due 01/15/2027 ~		24,600	24,614
Public Storage Operating Co. 5.178% (SOFRINDX + 0.600%) due 07/25/2025 ~		4,400	4,408

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

RealkreditDanmark AS 1.000% due 01/01/2025	DKK	14,000	1,945
Royal Bank of Canada
5.051% (SOFRINDX + 0.440%) due 01/21/2025 ~		$300	300
5.129% (SOFRINDX + 0.590%) due 11/02/2026 ~		600	601
5.378% (SOFRINDX + 0.790%) due 07/23/2027 ~		8,000	8,024
5.484% (SOFRINDX + 0.840%) due 04/14/2025 ~		400	401
5.561% (SOFRINDX + 0.950%) due 01/19/2027 ~		7,600	7,662
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		5,000	4,864
SBA Tower Trust 4.831% due 10/15/2029		10,000	9,779
Shinhan Bank Co. Ltd. 6.376% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	8,480	5,315
Skandinaviska Enskilda Banken AB 5.328% (SOFRRATE + 0.890%) due 03/05/2027 ~		$18,866	19,005
Societe Generale SA
2.226% due 01/21/2026 •		27,000	26,954
2.625% due 01/22/2025		9,452	9,439
4.351% due 06/13/2025		1,100	1,098
5.661% (SOFRRATE + 1.050%) due 01/21/2026 ~		4,150	4,152
Standard Chartered PLC
2.819% due 01/30/2026 •		30,400	30,340
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~		3,810	3,820
6.270% due 03/30/2026 ~		6,400	6,417
Sumitomo Mitsui Banking Corp.
5.270% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	22,100	13,735
5.446% (BBSW3M + 1.050%) due 07/28/2026 ~		5,000	3,118
Sumitomo Mitsui Financial Group, Inc.
5.547% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,582
5.969% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,231
6.099% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,113	15,296
Sumitomo Mitsui Trust Bank Ltd.
5.642% (SOFRRATE + 1.150%) due 09/14/2026 ~		6,300	6,368
5.650% due 09/14/2026		4,892	4,967
5.678% due 09/14/2026 ~		9,350	9,451
Svenska Handelsbanken AB 4.873% (BBSW3M + 0.450%) due 03/04/2026 ~	AUD	5,200	3,215
Swedbank AB
5.337% due 09/20/2027		$34,955	35,285
5.596% (SOFRINDX + 0.910%) due 04/04/2025 ~		5,000	5,008
6.136% due 09/12/2026		14,400	14,715
Toronto-Dominion Bank
1.450% due 01/10/2025		1,990	1,989
4.500% due 07/28/2025	AUD	2,845	1,760
5.064% (SOFRRATE + 0.410%) due 01/10/2025 ~		$1,500	1,500
5.116% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	2,500	1,544
5.134% (SOFRRATE + 0.480%) due 10/10/2025 ~		$4,000	4,005
5.455% (SOFRRATE + 1.020%) due 06/06/2025 ~		300	301
Toyota Motor Credit Corp. 5.372% (SOFRINDX + 0.890%) due 05/18/2026 ~		3,500	3,523
UBS AG
1.375% due 01/13/2025		2,400	2,398
4.918% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	7,000	4,332
5.261% (BBSW3M + 0.870%) due 07/30/2025 ~		16,200	10,053
5.717% (BBSW3M + 1.300%) due 05/12/2026 ~		23,800	14,877
UBS Group AG
5.711% due 01/12/2027 •		$1,500	1,511
6.079% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,091
United Overseas Bank Ltd. 5.190% due 03/16/2026 ~	AUD	6,000	3,726
Ventas Realty LP 3.500% due 02/01/2025		$4,675	4,667
VICI Properties LP 4.375% due 05/15/2025		8,695	8,678
Vicinity Centres Trust 2.600% due 06/27/2025	AUD	2,530	1,550
Wells Fargo & Co.
2.164% due 02/11/2026 •		$33,500	33,399
2.188% due 04/30/2026 •		4,700	4,658
3.908% due 04/25/2026 •		21,000	20,939
Weyerhaeuser Co. 4.750% due 05/15/2026		24,200	24,218
Woori Bank 5.548% (BBSW3M + 1.100%) due 06/20/2025 ~	AUD	1,500	930

			2,210,493

INDUSTRIALS 13.7%
Amgen, Inc. 5.250% due 03/02/2025		$2,228	2,229
Arrow Electronics, Inc. 4.000% due 04/01/2025		15,238	15,199
Bacardi Ltd. 4.450% due 05/15/2025		17,837	17,809

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

BayerU.S. Finance LLC
4.250% due 12/15/2025	61,531	61,146
4.375% due 12/15/2028	1,500	1,443
5.500% due 08/15/2025	700	700
Berry Global, Inc.
1.570% due 01/15/2026	12,018	11,603
4.875% due 07/15/2026	7,634	7,609
Boeing Co.
2.196% due 02/04/2026	3,272	3,175
2.250% due 06/15/2026	983	945
2.600% due 10/30/2025	10,404	10,209
7.250% due 06/15/2025	2,000	2,018
Canadian Natural Resources Ltd.
2.050% due 07/15/2025	1,850	1,823
5.000% due 12/15/2029	3,900	3,858
Carrier Global Corp. 2.242% due 02/15/2025	27,058	26,952
CDW LLC 4.125% due 05/01/2025	1,373	1,365
Cigna Group 4.500% due 02/25/2026	1,700	1,696
Conagra Brands, Inc. 4.600% due 11/01/2025	16,418	16,417
Cox Communications, Inc.
3.350% due 09/15/2026	1,814	1,772
3.850% due 02/01/2025	6,700	6,693
DAE Funding LLC 2.625% due 03/20/2025	2,470	2,451
Delta Air Lines, Inc. 7.000% due 05/01/2025	3,196	3,210
DR Horton, Inc. 1.300% due 10/15/2026	6,000	5,650
Elevance Health, Inc. 4.750% due 02/15/2030	5,200	5,139
Enbridge Energy Partners LP 5.875% due 10/15/2025	3,451	3,470
Energy Transfer LP
2.900% due 05/15/2025	29,675	29,452
4.050% due 03/15/2025	25,615	25,567
5.950% due 12/01/2025	875	881
Expedia Group, Inc. 6.250% due 05/01/2025	1,497	1,498
Flex Ltd. 4.750% due 06/15/2025	8,400	8,387
Fox Corp. 3.050% due 04/07/2025	7,527	7,492
General Motors Co.
4.000% due 04/01/2025	1,800	1,796
6.125% due 10/01/2025	1,625	1,638
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,000	1,824
Haleon U.K. Capital PLC 3.125% due 03/24/2025	40,590	40,433
Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025	5,130	5,092
3.500% due 07/28/2025	17,788	17,619
HCA, Inc.
5.250% due 04/15/2025	24,372	24,400
5.375% due 02/01/2025	45,841	45,852
Humana, Inc. 1.350% due 02/03/2027	4,000	3,722
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	17,100	17,029
Hyatt Hotels Corp. 5.375% due 04/23/2025	5,000	5,004
Hyundai Capital America
5.800% due 06/26/2025	7,716	7,745
6.176% (SOFRRATE + 1.500%) due 01/08/2027 ~	10,400	10,525
Illumina, Inc. 5.800% due 12/12/2025	13,832	13,940
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,200	5,092
4.250% due 07/21/2025	567	564
Leidos, Inc. 3.625% due 05/15/2025	8,710	8,669
Mercedes-Benz Finance North America LLC
5.203% (SOFRRATE + 0.630%) due 07/31/2026 ~	9,575	9,604
5.356% (SOFRRATE + 0.670%) due 01/09/2026 ~	34,710	34,788
Microchip Technology, Inc. 4.250% due 09/01/2025	9,611	9,574
NXP BV 2.700% due 05/01/2025	5,200	5,165
Oracle Corp. 2.500% due 04/01/2025	136	135
Otis Worldwide Corp. 2.056% due 04/05/2025	1,400	1,389

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

PenskeTruck Leasing Co. LP 4.000% due 07/15/2025		3,993	3,972
QatarEnergy 1.375% due 09/12/2026		3,900	3,684
Reynolds American, Inc. 4.450% due 06/12/2025		7,091	7,073
Rogers Communications, Inc. 2.950% due 03/15/2025		65,828	65,474
Rolls-Royce PLC 3.625% due 10/14/2025		8,100	7,971
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025		8,042	8,045
Sprint Spectrum Co. LLC 4.738% due 09/20/2029		188	187
Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025		18,623	18,522
3.625% due 04/28/2026		31,100	30,584
T-Mobile USA, Inc. 3.500% due 04/15/2025		32,247	32,106
The Campbell's Company 3.950% due 03/15/2025		1,718	1,714
Toyota Finance Australia Ltd. 5.425% (BBSW3M + 1.000%) due 04/06/2026 ~	AUD	2,050	1,273
VMware LLC 4.500% due 05/15/2025		$14,000	13,982
Volkswagen Group of America Finance LLC
5.227% (SOFRRATE + 0.830%) due 03/20/2026 ~		3,800	3,799
5.350% (SOFRRATE + 0.930%) due 09/12/2025 ~		6,055	6,067
5.400% due 03/20/2026		3,500	3,514
5.546% (SOFRRATE + 1.060%) due 08/14/2026 ~		655	657
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		6,500	6,449
Woodside Finance Ltd.
3.650% due 03/05/2025		9,300	9,281
3.700% due 09/15/2026		5,000	4,905
Woolworths Group Ltd. 1.850% due 05/20/2025	AUD	700	429
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		$15,089	15,047
Zoetis, Inc. 5.400% due 11/14/2025		2,272	2,285

			806,477

UTILITIES 3.9%
AES Corp. 3.300% due 07/15/2025		4,000	3,969
American Electric Power Co., Inc.
1.000% due 11/01/2025		6,233	6,043
5.699% due 08/15/2025		4,800	4,822
AT&T, Inc. 4.000% due 11/25/2025 (e)	CAD	10,000	6,983
Avangrid, Inc. 3.200% due 04/15/2025		$23,027	22,914
DTE Energy Co. 1.050% due 06/01/2025		5,000	4,924
Edison International
4.700% due 08/15/2025		6,850	6,845
4.950% due 04/15/2025		1,600	1,599
Enel Finance International NV
1.625% due 07/12/2026		4,980	4,751
4.500% due 06/15/2025		7,990	7,968
7.050% due 10/14/2025		8,387	8,525
Eversource Energy 3.150% due 01/15/2025		6,870	6,865
FirstEnergy Corp. 2.050% due 03/01/2025		978	972
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~		25,112	25,167
KT Corp. 4.000% due 08/08/2025		7,100	7,060
NextEra Energy Capital Holdings, Inc.
5.325% (SOFRINDX + 0.760%) due 01/29/2026 ~		14,000	14,078
6.051% due 03/01/2025		22,300	22,341
ONEOK, Inc.
2.200% due 09/15/2025		2,100	2,063
4.250% due 09/24/2027		8,300	8,181
Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,102	2,066
3.450% due 07/01/2025		8,749	8,682
3.500% due 06/15/2025		300	298
4.950% due 06/08/2025		4,900	4,903
5.392% (SOFRINDX + 0.950%) due 09/04/2025 ~		29,700	29,752
Pinnacle West Capital Corp. 5.250% (SOFRRATE + 0.820%) due 06/10/2026 ~		4,388	4,407

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

PlainsAll American Pipeline LP 4.650% due 10/15/2025		1,060	1,059
Southern California Edison Co.
3.700% due 08/01/2025		5,854	5,814
5.350% due 03/01/2026		4,400	4,431
Verizon Communications, Inc. 4.050% due 02/17/2025	AUD	1,700	1,051

			228,533

Total Corporate Bonds & Notes (Cost $3,259,744)			3,245,503

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
1.250% due 05/25/2043		$4,507	4,062
1.375% due 12/25/2027		4,704	4,552
1.500% due 07/25/2032		3,217	3,120
1.750% due 06/25/2027 - 11/25/2031		5,252	5,141
2.500% due 01/25/2026 - 03/25/2044		362	356
2.750% due 02/25/2044		192	188
3.000% due 01/25/2032 - 02/25/2044		1,422	1,405
3.500% due 06/25/2048		4,046	3,790
4.983% due 01/25/2048 •		1,347	1,321
5.083% due 09/25/2043 - 07/25/2050 •		12,435	12,123
5.133% due 07/25/2049 - 08/25/2049 •		19,305	18,949
5.183% due 12/25/2049 - 01/25/2050 •		7,503	7,369
5.199% due 12/25/2048 •		8,219	8,083
5.269% due 03/25/2048 - 06/25/2048 •		6,732	6,627
5.289% due 01/25/2045 •		2,263	2,195
5.319% due 10/25/2044 - 05/25/2058 •		32,654	32,180
5.369% due 07/25/2044 - 09/25/2049 •		11,457	11,296
5.389% due 11/25/2046 •		1,315	1,283
5.409% due 12/25/2046 •		1,097	1,083
5.419% due 07/25/2046 •		12,408	12,296
5.654% due 01/25/2051 •		5,892	5,908
5.669% due 12/25/2054 •		10,693	10,686
5.748% due 01/25/2055 •		29,500	29,425
5.810% due 06/01/2031		5,600	5,730
5.819% due 11/25/2053 •		19,587	19,747
Freddie Mac
1.000% due 02/25/2042 - 09/15/2044		41,269	34,963
1.500% due 03/15/2041 - 12/15/2042		5,831	5,266
2.500% due 10/25/2048		1,860	1,651
2.600% due 05/15/2043		107	107
2.745% due 01/25/2026		5,073	4,987
2.750% due 12/15/2041 - 03/15/2045		5,373	5,288
3.000% due 08/15/2031 - 10/15/2040		2,790	2,759
3.208% due 02/25/2026		5,152	5,088
5.112% due 06/15/2035 - 12/15/2046 •		8,952	8,807
5.142% due 06/15/2036 •		637	630
5.162% due 09/15/2048 - 08/15/2049 •		3,629	3,560
5.289% due 05/15/2038 •		1,934	1,964
5.299% due 05/15/2041 •		1,815	1,784
5.309% due 06/15/2040 •		1,747	1,693
5.319% due 12/15/2036 - 09/15/2044 •		93,338	91,893
5.369% due 01/15/2037 - 01/15/2040 •		1,840	1,812
5.409% due 11/15/2042 •		936	928
5.419% due 12/15/2037 - 05/15/2038 •		2,031	1,981
5.700% due 01/25/2055 •		22,700	22,759
5.719% due 05/25/2054 •		29,760	29,857
5.748% due 01/25/2055 •		19,400	19,450
5.754% due 12/15/2050 •		10,951	10,944
5.769% due 12/25/2054 •		14,436	14,508
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,128	2,722
4.000% due 07/20/2049 •		1,074	989
4.785% due 03/20/2037 •		834	824
4.795% due 04/20/2037 •		634	626
4.935% due 04/20/2049 •		4,668	4,594
5.067% due 02/20/2043 •		15,123	14,950
5.236% due 06/20/2067 •		166	165
5.266% due 04/20/2061 •		173	172
5.466% due 04/20/2070 •		11,267	11,220
5.505% due 07/20/2074 •		21,615	21,881
5.516% due 08/20/2067 •		1,013	1,016
5.656% due 11/20/2067 •		725	730
5.705% due 05/20/2073 •		3,290	3,360
5.719% due 08/20/2062 ~		366	365
6.111% due 09/20/2067 •		4,097	4,140
6.522% due 04/20/2067 •		2,151	2,169
6.717% due 07/20/2067 •		3,977	4,023
6.723% due 06/20/2067 •		2,186	2,209

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

UniformMortgage-Backed Security 2.500% due 12/01/2032 - 02/01/2035		26,265	24,958

Total U.S. Government Agencies (Cost $594,657)			582,707

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Inflation Protected Securities(d)
0.375% due 07/15/2025 (h)		119,800	119,082
2.125% due 04/15/2029		70,214	70,319

Total U.S. Treasury Obligations (Cost $188,465)			189,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
280 Park Avenue Mortgage Trust 5.663% due 09/15/2034 •		8,900	8,839
Ashford Hospitality Trust 5.470% due 04/15/2035 •		4,945	4,942
Avon Finance PLC 5.626% due 12/28/2049 •	GBP	19,407	24,314
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		$2,000	1,949
Beneria Cowen & Pritzer Collateral Funding Corp. 5.311% due 06/15/2038 •		5,000	4,650
BSREP Commercial Mortgage Trust 5.462% due 08/15/2038 •		4,170	3,886
BX Trust
5.241% due 10/15/2036 •		12,216	12,153
5.411% due 10/15/2036 •		37,600	37,513
Canada Square Funding PLC 5.927% due 12/17/2056 •	GBP	13,237	16,606
Classic RMBS Trust 1.433% due 11/15/2051	CAD	879	606
Commercial Mortgage Trust 3.373% due 10/10/2048		$216	215
Credit Suisse Commercial Mortgage Trust 5.578% due 06/15/2034 •		8,391	8,018
DROP Mortgage Trust 5.661% due 10/15/2043 •		25,400	24,137
Extended Stay America Trust 5.591% due 07/15/2038 •		50,645	50,712
Finsbury Square Green PLC 5.377% due 12/16/2067 •	GBP	1,599	2,000
JP Morgan Chase Commercial Mortgage Securities Trust
5.522% due 06/15/2038 •		$9,000	8,940
5.562% due 04/15/2038 •		8,126	8,127
Lehman XS Trust 4.993% due 12/25/2035 •		308	280
MFA Trust
1.131% due 07/25/2060 ~		16,551	14,860
1.381% due 04/25/2065 ~		3,340	3,207
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		2,307	2,217
OBX Trust 5.988% due 01/25/2064 þ		5,452	5,483
RCKT Mortgage Trust 5.582% due 12/25/2044 «þ		10,200	10,200
RESIMAC Premier 5.295% due 02/03/2053 •		6,310	6,304
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		719	697
Taurus U.K. DAC 5.577% due 05/17/2031 •	GBP	15,784	19,698
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$9,808	9,324
2.900% due 10/25/2059 ~		4,084	3,891
5.053% due 02/25/2057 •		179	187
Tower Bridge Funding PLC 5.493% due 12/20/2066 ~	GBP	600	747
UWM Mortgage Trust 5.000% due 12/25/2051 •		$10,589	9,892
VASA Trust 5.412% due 07/15/2039 •		14,500	13,818
Verus Securitization Trust
1.262% due 10/25/2063 ~		162	154
5.712% due 01/25/2069 þ		8,051	8,067

Total Non-Agency Mortgage-Backed Securities (Cost $338,350)			326,633

ASSET-BACKED SECURITIES 16.0%
AUTOMOBILE ABS OTHER 0.9%
BMW Vehicle Lease Trust 4.969% due 07/27/2026 •		4,746	4,750
Ford Credit Auto Owner Trust 5.318% due 03/15/2026 •		355	355

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

MBarcCredit Canada, Inc. 5.299% due 10/15/2026	CAD	38,300	26,806
Toyota Lease Owner Trust 5.045% due 02/22/2027 •		$12,400	12,411
Volkswagen Auto Lease Trust 5.075% due 12/21/2026 •		10,256	10,269

			54,591

AUTOMOBILE SEQUENTIAL 2.9%
CarMax Auto Owner Trust
5.440% due 08/15/2025		1,610	1,611
5.720% due 11/16/2026		667	669
Carvana Auto Receivables Trust
4.640% due 01/10/2030		2,000	1,997
5.500% due 08/10/2027		3,508	3,518
Chase Auto Owner Trust
4.400% due 11/26/2027		200	200
5.250% due 09/27/2027		4,225	4,242
5.480% due 04/26/2027		4,191	4,206
Citizens Auto Receivables Trust 5.430% due 10/15/2026		13,493	13,529
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		2,814	2,835
Fifth Third Auto Trust 5.800% due 11/16/2026		2,838	2,844
Ford Auto Securitization Trust 5.889% due 05/15/2026	CAD	552	385
Ford Credit Auto Owner Trust 5.400% due 04/15/2027		$20,000	20,097
GM Financial Automobile Leasing Trust 5.180% due 06/22/2026		13,268	13,301
GM Financial Revolving Receivables Trust 4.980% due 12/11/2036		5,000	5,049
Hertz Vehicle Financing LLC 6.150% due 03/25/2030		5,000	5,150
Huntington Auto Trust 5.500% due 03/15/2027		6,068	6,091
Hyundai Auto Lease Securitization Trust
4.770% due 03/15/2027		13,300	13,340
5.850% due 03/16/2026		7,861	7,880
Hyundai Auto Receivables Trust 4.990% due 02/15/2029		5,100	5,140
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		9,570	9,615
Mercedes-Benz Auto Lease Trust 4.570% due 12/15/2026		3,100	3,101
Nissan Auto Lease Trust 4.920% due 11/15/2027		5,000	5,037
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		12,845	12,873
Tesla Auto Lease Trust 5.370% due 06/22/2026		1,359	1,362
Toyota Lease Owner Trust
4.210% due 09/20/2027		5,000	4,974
5.730% due 04/20/2026		11,478	11,512
Volkswagen Auto Lease Trust 5.870% due 01/20/2026		6,986	6,996
World Omni Auto Receivables Trust 4.780% due 01/18/2028		2,500	2,505

			170,059

CMBS OTHER 0.5%
BXMT Ltd. 5.896% due 11/15/2037 •		12,805	12,685
GPMT Ltd. 5.821% due 12/15/2036 •		1,971	1,957
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •		1,466	1,468
LCCM Trust 5.712% due 12/13/2038 •		1,477	1,476
LoanCore Issuer Ltd. 5.812% due 07/15/2036 •		847	850
MF1 Ltd. 6.196% due 12/15/2035 •		6,861	6,872
VMC Finance LLC 5.590% due 06/16/2036 •		483	486

			25,794

CREDIT CARD BULLET 1.6%
American Express Credit Account Master Trust 5.230% due 09/15/2028		3,100	3,141

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

BACredit Card Trust
4.790% due 05/15/2028		12,805	12,867
4.930% due 05/15/2029		11,000	11,114
Capital One Multi-Asset Execution Trust 2.800% due 03/15/2027		5,000	4,982
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		10,000	10,068
Discover Card Execution Note Trust 5.030% due 10/15/2027		15,000	15,079
Golden Credit Card Trust 4.310% due 09/15/2027		22,000	21,968
Master Credit Card Trust 4.700% due 06/21/2027		6,400	6,411
Synchrony Card Funding LLC 5.040% due 03/15/2030		10,600	10,691

			96,321

CREDIT CARD OTHER 0.9%
Trillium Credit Card Trust 5.232% due 08/26/2028 •		50,000	50,163

OTHER ABS 9.2%
37 Capital CLO Ltd. 5.936% due 10/15/2034 •		6,200	6,221
522 Funding CLO Ltd.
5.758% due 10/23/2034 •		1,600	1,603
5.919% due 10/20/2031 •		16,100	16,119
Albacore Euro CLO Ltd. 4.174% due 07/15/2035 •	EUR	1,500	1,552
American Money Management Corp. CLO Ltd.
5.733% due 11/10/2030 •		$1,139	1,141
5.760% due 01/20/2035 •		6,400	6,400
Anchorage Capital CLO Ltd. 5.470% due 01/20/2035 •		2,100	2,100
Ares CLO Ltd.
5.703% due 10/28/2034 •		19,500	19,562
5.968% due 01/15/2032 •		1,450	1,453
Ares European CLO DAC
3.844% due 10/15/2030 •	EUR	3,077	3,191
3.964% due 10/15/2031 •		10,388	10,756
Atlantic Avenue Ltd. 5.576% due 01/20/2035 •		$22,000	21,997
Bain Capital Credit CLO Ltd. 5.857% due 07/19/2034 •		700	702
Black Diamond CLO DAC 4.079% due 01/20/2032 ~	EUR	296	307
Blackrock European CLO DAC 3.804% due 10/15/2031 •		26,646	27,575
Cairn CLO DAC 3.964% due 10/15/2031 •		24,489	25,345
Carlyle Euro CLO DAC 3.913% due 08/15/2032 •		5,493	5,681
Carlyle Global Market Strategies CLO Ltd. 5.534% due 07/20/2034 •		$19,100	19,102
Carlyle Global Market Strategies Euro CLO DAC 3.773% due 11/15/2031 ~	EUR	17,927	18,549
CarVal CLO Ltd. 5.877% due 07/16/2031 •		$3,347	3,355
Commonbond Student Loan Trust 2.550% due 05/25/2041		144	134
CQS U.S. CLO Ltd. 5.817% due 01/20/2035 •		9,100	9,115
Cumulus Static CLO DAC 4.223% due 11/15/2033 •	EUR	6,823	7,085
Dryden CLO Ltd. 5.897% due 01/17/2033 •		$850	851
Dryden Euro CLO DAC
3.839% due 04/15/2033 •	EUR	17,959	18,538
3.883% due 05/15/2034 •		15,006	15,544
Dryden Senior Loan Fund
5.898% due 04/15/2028 •		$914	914
5.938% due 04/15/2029 •		423	424
ECMC Group Student Loan Trust 5.433% due 02/27/2068 •		9,679	9,635
Elevation CLO Ltd. 5.926% due 01/25/2035 •		4,700	4,734
Fortress Credit Bsl Ltd. 5.649% due 07/23/2032 •		13,400	13,442
Gallatin CLO Ltd. 6.008% due 07/15/2031 •		16,643	16,677
Greywolf CLO Ltd. 6.183% due 04/22/2033 •		800	803
Harvest CLO DAC
1.040% due 07/15/2031	EUR	229	230

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

3.944% due 07/15/2031 •		15,587	16,126
Jamestown CLO Ltd.
5.583% due 07/25/2034 •		$7,000	7,000
5.896% due 07/25/2035 •		12,800	12,837
Jubilee CLO DAC 3.834% due 04/15/2031 •	EUR	7,400	7,625
LCM Ltd. 5.959% due 04/20/2031 •		$8,565	8,568
Man GLG Euro CLO DAC 3.859% due 10/15/2030 •	EUR	234	242
Mountain View ClO Ltd. 6.077% due 10/15/2034 •		$19,150	19,179
Mountain View CLO Ltd. 6.116% due 04/15/2034 •		12,700	12,750
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		6,669	6,196
1.580% due 04/15/2070		7,473	6,605
1.690% due 05/15/2069		3,601	3,323
5.512% due 04/15/2069 •		3,081	3,081
Nelnet Student Loan Trust
5.383% due 09/27/2038 •		7,351	7,324
5.533% due 02/25/2066 •		4,897	4,884
Northwoods Capital Ltd. 5.549% due 06/15/2031 •		2,123	2,127
OAK Hill European Credit Partners DAC
3.949% due 01/20/2032 •	EUR	1,745	1,807
3.959% due 10/20/2031 ~		13,444	13,920
Palmer Square European Loan Funding DAC
3.914% due 07/15/2031 •		3,943	4,086
3.964% due 04/15/2031 •		2,391	2,477
PFS Financing Corp.
5.520% due 10/15/2028		$8,000	8,121
5.748% due 08/15/2027 •		38,700	38,860
Regatta Funding Ltd. 5.856% due 01/15/2033 •		1,300	1,304
SLM Student Loan Trust
5.133% due 06/25/2043 •		11,191	10,978
5.333% due 06/26/2028 •		6,395	6,334
5.333% due 12/27/2038 •		5,815	5,787
SMB Private Education Loan Trust
1.290% due 07/15/2053		6,873	6,380
2.340% due 09/15/2034		130	129
2.430% due 02/17/2032		189	188
5.380% due 07/15/2053		4,935	4,944
5.612% due 07/15/2053 •		840	843
5.670% due 11/15/2052		5,289	5,366
Tikehau CLO DAC 3.932% due 08/04/2034 •	EUR	1,904	1,971
Venture CLO Ltd.
5.491% due 10/20/2034 •		$5,300	5,300
5.978% due 07/15/2031 •		5,802	5,813
5.979% due 01/20/2029 •		899	900
Verizon Master Trust 4.170% due 08/20/2030		9,200	9,121

			543,333

Total Asset-Backed Securities (Cost $971,456)			940,261

SOVEREIGN ISSUES 0.7%
CPPIB Capital, Inc. 5.685% (SOFRRATE + 1.250%) due 03/11/2026 ~		15,500	15,683
Israel Government International Bond
1.750% due 08/31/2025	ILS	39,700	10,752
5.000% due 10/30/2026	EUR	1,700	1,812
Japan Bank for International Cooperation 2.875% due 06/01/2027		$1,000	963
Kommunalbanken AS 4.858% (SOFRINDX + 0.400%) due 03/03/2028 ~		10,000	10,008

Total Sovereign Issues (Cost $38,991)			39,218

SHORT-TERM INSTRUMENTS 9.5%
COMMERCIAL PAPER 5.0%
Avangrid, Inc. 4.720% due 01/07/2025		33,900	33,870
Crown Castle, Inc. 4.850% due 01/21/2025		28,450	28,370
CVS Health Corp. 5.250% due 01/31/2025		31,100	30,973
Duke Energy Corp.
4.700% due 01/10/2025		45,450	45,394
4.710% due 01/13/2025		2,100	2,097
HyundaiCapital America
4.720% due 01/03/2025		19,300	19,293

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.720% due 01/09/2025		19,000	18,979
Microchip Technology, Inc. 4.710% due 01/17/2025		3,480	3,472
Public Service Enterprise Group, Inc. 4.740% due 01/06/2025		21,400	21,384
Toronto-Dominion Bank 4.550% due 01/22/2025		47,900	47,772
Volkswagen Financial Services 4.720% due 01/28/2025		42,650	42,498

			294,102

REPURCHASE AGREEMENTS (f) 3.6%			213,948

ISRAEL TREASURY BILLS 0.2%
4.098% due 05/30/2025 (b)(c)	ILS	33,900	9,142

JAPAN TREASURY BILLS 0.7%
(0.018)% due 01/08/2025 - 01/27/2025 (a)(b)	JPY	6,690,000	42,516

U.S. TREASURY BILLS 0.0%
4.504% due 02/06/2025 (a)(b)(h)		$1,443	1,437

Total Short-Term Instruments (Cost $562,129)			561,145

Total Investments in Securities (Cost $5,953,792)			5,884,868

Total Investments 100.1% (Cost $5,953,792)			$5,884,868
Financial Derivative Instruments(g)(i)0.4%(Cost or Premiums, net $3,400)			26,367
Other Assets and Liabilities, net (0.5)%			(29,369)

Net Assets 100.0%			$5,881,866

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,635	$6,983	0.12%

$7,635	$6,983	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.550%	12/31/2024	01/02/2025	$56,700	U.S. Treasury Notes 4.250% due 06/30/2029	$(57,752)	$56,700	$56,714
CEW	3.260	01/02/2025	01/09/2025	CAD	70,000	Province of Ontario 2.900% due 06/02/2028 - 06/02/2049	(49,930)	48,697	48,697
3.270	12/13/2024	01/10/2025	150,000	Province of Ontario 1.900% - 3.650% due 06/02/2033 - 12/02/2051	(106,113)	104,351	104,541
DEU	4.290	12/31/2024	01/02/2025	$4,200	U.S. Treasury Bonds 4.750% due 11/15/2053	(4,313)	4,200	4,201

Total Repurchase Agreements	$(218,108)	$213,948	$214,153

Cash of $852 has been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(29,105) at a weighted average interest rate of 5.251%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2025	4,719	$310,055	$(349)	$680	$(510)
U.S. Treasury 2-Year Note March Futures	03/2025	1,254	257,834	45	0	(20)
U.S. Treasury 5-Year Note March Futures	03/2025	3,662	389,288	(1,017)	0	(343)

$(1,321)	$680	$(873)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year March Futures	03/2025	1,075	$(91,694)	$245	$0	$(112)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	518	(61,593)	2,292	227	0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

U.S. Ultra Treasury 10-Year Note March Futures	03/2025	307	(34,173)	658	77	0

$3,195	$304	$(112)

Total Futures Contracts	$1,874	$984	$(985)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	259,200	$3,399	$(5,064)	$(1,665)	$713	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	$145,200	0	1,090	1,090	71	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	294,200	(318)	3,533	3,215	134	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.059	Annual	05/31/2029	64,700	0	(88)	(88)	30	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.063	Annual	05/31/2029	89,600	0	(135)	(135)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	180,100	(813)	3,197	2,384	89	0

Total Swap Agreements	$2,268	$2,533	$4,801	$1,078	$0

(h)

Securities with an aggregate market value of $34,974 and cash of $6,702 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2025	JPY	1,700,034	$10,803	$2	$(31)
BPS	01/2025	AUD	313,420	203,227	9,234	0
01/2025	CAD	58,739	41,878	1,018	0
01/2025	EUR	2,707	2,861	57	0
01/2025	JPY	17,613	118	6	0
01/2025	$7,748	AUD	12,198	0	(198)
01/2025	1,544	CAD	2,219	0	(1)
09/2025	ILS	35,582	$9,722	0	(109)
CBK	01/2025	AUD	41,246	26,625	1,096	0
05/2025	ILS	32,917	9,015	0	(52)
09/2025	3,877	1,026	0	(45)
FAR	01/2025	CAD	150,376	106,122	1,536	0
GLM	01/2025	2,302	1,646	45	0
MBC	01/2025	AUD	44,873	28,775	1,001	0
01/2025	CAD	5,133	3,575	6	(1)
01/2025	EUR	176,677	186,155	3,109	0
01/2025	GBP	2,194	2,775	31	0
01/2025	$8,050	CAD	11,301	0	(189)
01/2025	9,088	GBP	7,217	0	(60)
03/2025	193	ILS	688	0	(4)
04/2025	DKK	175,900	$25,948	1,399	0
MYI	01/2025	AUD	2,993	1,904	51	0
01/2025	DKK	8,390	1,186	21	0
01/2025	$154	HUF	60,136	0	(3)
04/2025	DKK	295,400	$43,763	2,537	0
RBC	01/2025	89,700	13,153	697	0
RYL	01/2025	66,200	9,703	511	0
01/2025	JPY	5,000,000	32,278	490	0
SCX	01/2025	CAD	74,550	51,850	21	(18)
01/2025	GBP	58,891	74,739	1,071	0
01/2025	$1,650	GBP	1,316	0	(4)
TOR	01/2025	JPY	15,847	$105	4	0
04/2025	DKK	131,900	19,360	952	0

Total Forward Foreign Currency Contracts	$24,895	$(715)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2024 (Unaudited)

PURCHASEDOPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100%	02/07/2025	489,100	$619	$595
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.100	02/07/2025	423,600	513	515

Total Purchased Options	$1,132	$1,110

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,210,493	$0	$2,210,493
Industrials	0	806,477	0	806,477
Utilities	0	228,533	0	228,533
U.S. Government Agencies	0	582,707	0	582,707
U.S. Treasury Obligations	0	189,401	0	189,401
Non-Agency Mortgage-Backed Securities	0	316,433	10,200	326,633
Asset-Backed Securities
Automobile ABS Other	0	54,591	0	54,591
Automobile Sequential	0	170,059	0	170,059
CMBS Other	0	25,794	0	25,794
Credit Card Bullet	0	96,321	0	96,321
Credit Card Other	0	50,163	0	50,163
Other ABS	0	543,333	0	543,333
Sovereign Issues	0	39,218	0	39,218
Short-Term Instruments
Commercial Paper	0	294,102	0	294,102
Repurchase Agreements	0	213,948	0	213,948
Israel Treasury Bills	0	9,142	0	9,142
Japan Treasury Bills	0	42,516	0	42,516
U.S. Treasury Bills	0	1,437	0	1,437

Total Investments	$0	$5,874,668	$10,200	$5,884,868

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	680	1,382	0	2,062
Over the counter	0	26,005	0	26,005

$680	$27,387	$0	$28,067
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(622)	(363)	0	(985)
Over the counter	0	(715)	0	(715)

$(622)	$(1,078)	$0	$(1,700)

Total Financial Derivative Instruments	$58	$26,309	$0	$26,367

Totals	$58	$5,900,977	$10,200	$5,911,235

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.2% ¤
CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 9.2%
Allstate Corp. 0.750% due 12/15/2025	$1,000	$965
American Express Co. 5.372% (SOFRINDX + 0.930%) due 03/04/2025 ~	11,400	11,407
American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~	2,400	2,402
5.049% due 02/12/2025 •	3,900	3,901
5.086% (SOFRRATE + 0.600%) due 08/14/2025 ~	1,400	1,402
5.154% (SOFRRATE + 0.500%) due 10/10/2025 ~	19,000	19,021
5.324% due 01/10/2025 •	53,500	53,505
5.368% (SOFRINDX + 0.780%) due 04/23/2025 ~	900	901
American Tower Corp.
2.400% due 03/15/2025	18,400	18,305
2.950% due 01/15/2025	9,376	9,370
ANZ New Zealand International Ltd. 5.127% (SOFRRATE + 0.600%) due 02/18/2025 ~	4,000	4,002
Asian Development Bank 5.423% (SOFRINDX + 1.000%) due 06/16/2026 ~	10,300	10,416
Athene Global Funding
1.716% due 01/07/2025	3,790	3,789
2.500% due 01/14/2025	2,400	2,398
5.395% (SOFRINDX + 0.715%) due 01/07/2025 ~	1,800	1,800
Australia & New Zealand Banking Group Ltd. 5.447% (SOFRRATE + 0.750%) due 07/03/2025 ~	700	702
Bank of America Corp.
3.366% due 01/23/2026 •	2,700	2,698
5.723% (SOFRRATE + 1.330%) due 04/02/2026 ~	1,000	1,003
Bank of America NA 5.262% (SOFRRATE + 0.780%) due 08/18/2025 ~	21,200	21,256
Bank of Montreal
5.119% (SOFRINDX + 0.465%) due 01/10/2025 ~	1,200	1,200
5.348% (SOFRINDX + 0.950%) due 09/25/2025 ~	1,300	1,307
5.493% (SOFRINDX + 1.060%) due 06/07/2025 ~	400	401
5.920% due 09/25/2025	4,000	4,039
Bank of Nova Scotia
5.114% (SOFRRATE + 0.460%) due 01/10/2025 ~	351	351
5.510% due 06/12/2025 •	425	426
5.549% (SOFRINDX + 0.900%) due 04/11/2025 ~	3,025	3,030
Banque Federative du Credit Mutuel SA 4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~	500	500
Barclays PLC 3.650% due 03/16/2025	24,000	23,940
BNP Paribas SA 3.375% due 01/09/2025	36,900	36,891
BPCE SA 5.214% (SOFRRATE + 0.570%) due 01/14/2025 ~	2,360	2,360
Canadian Imperial Bank of Commerce 5.620% (SOFRINDX + 0.940%) due 04/07/2025 ~	1,750	1,753
Caterpillar Financial Services Corp. 5.132% due 01/06/2025 •	200	200
Citibank NA 5.143% (SOFRINDX + 0.590%) due 04/30/2026 ~	2,100	2,105
Citigroup Global Markets Holdings, Inc. 4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~	8,100	8,122
Citigroup, Inc. 3.106% due 04/08/2026 •	27,100	26,973
Commonwealth Bank of Australia
5.081% (SOFRRATE + 0.400%) due 07/07/2025 ~	300	300
5.227% (SOFRRATE + 0.740%) due 03/14/2025 ~	1,000	1,001
5.293% (SOFRRATE + 0.630%) due 01/10/2025 ~	740	740
Cooperatieve Rabobank UA
5.034% (SOFRINDX + 0.380%) due 01/10/2025 ~	4,700	4,700
5.314% (SOFRINDX + 0.700%) due 07/18/2025 ~	5,000	5,014
5.369% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,900	29,023
Corebridge Global Funding 0.900% due 09/22/2025	1,600	1,559
DBS Group Holdings Ltd. 5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~	63,000	63,169
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	960	957
4.134% due 08/04/2025	3,128	3,110

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2024 (Unaudited)

5.125% due 06/16/2025	6,092	6,090
General Motors Financial Co., Inc.
2.750% due 06/20/2025	11,629	11,517
2.900% due 02/26/2025	3,500	3,488
3.800% due 04/07/2025	22,158	22,090
4.000% due 01/15/2025	500	500
Guardian Life Global Funding 0.875% due 12/10/2025	100	97
Healthpeak OP LLC 3.400% due 02/01/2025	1,900	1,897
HSBC Holdings PLC 2.999% due 03/10/2026 •	2,100	2,092
ING Groep NV 1.400% due 07/01/2026 •	4,000	3,930
Jackson National Life Global Funding 1.750% due 01/12/2025	5,900	5,895
John Deere Capital Corp.
5.028% (SOFRRATE + 0.570%) due 03/03/2026 ~	700	702
5.102% due 10/22/2025 •	900	902
Lloyds Banking Group PLC 2.438% due 02/05/2026 •	2,000	1,995
MassMutual Global Funding 5.265% (SOFRRATE + 0.870%) due 03/21/2025 ~	1,600	1,603
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,900	12,676
5.719% due 02/20/2026 •	2,400	2,402
Morgan Stanley
2.188% due 04/28/2026 •	47,700	47,281
2.630% due 02/18/2026 •	2,800	2,792
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~	4,900	4,906
National Australia Bank Ltd.
5.039% (SOFRRATE + 0.380%) due 01/12/2025 ~	400	400
5.359% (SOFRRATE + 0.860%) due 06/09/2025 ~	1,030	1,033
National Bank of Canada 5.250% due 01/17/2025	6,600	6,602
Nationwide Building Society 3.900% due 07/21/2025	1,000	997
NatWest Markets PLC
3.479% due 03/22/2025	1,995	1,988
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~	2,090	2,095
New York Life Global Funding 5.212% due 01/16/2026 •	9,000	9,023
Nomura Holdings, Inc. 2.648% due 01/16/2025	15,000	14,986
Nordea Bank Abp
3.600% due 06/06/2025	700	697
5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~	3,100	3,109
5.486% due 06/06/2025 ~	1,500	1,504
Nordic Investment Bank 5.468% (SOFRRATE + 1.000%) due 05/27/2025 ~	10,000	10,028
Protective Life Global Funding 5.378% (SOFRRATE + 0.980%) due 03/28/2025 ~	1,200	1,202
Public Storage Operating Co. 5.178% (SOFRINDX + 0.600%) due 07/25/2025 ~	10,998	11,019
Royal Bank of Canada
5.051% (SOFRINDX + 0.440%) due 01/21/2025 ~	400	400
5.484% (SOFRINDX + 0.840%) due 04/14/2025 ~	1,338	1,340
Santander Holdings USA, Inc. 3.450% due 06/02/2025	15,000	14,912
Societe Generale SA 2.625% due 01/22/2025	11,000	10,985
Standard Chartered PLC
2.819% due 01/30/2026 •	10,800	10,779
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~	500	501
6.270% due 03/30/2026 ~	3,600	3,610
Svenska Handelsbanken AB 5.348% (SOFRRATE + 0.910%) due 06/10/2025 ~	700	702
Swedbank AB 5.596% (SOFRINDX + 0.910%) due 04/04/2025 ~	1,200	1,202
Toronto-Dominion Bank
5.064% (SOFRRATE + 0.410%) due 01/10/2025 ~	2,500	2,500
5.134% (SOFRRATE + 0.480%) due 10/10/2025 ~	5,800	5,807
5.455% (SOFRRATE + 1.020%) due 06/06/2025 ~	1,100	1,103
Toyota Motor Credit Corp. 5.104% (SOFRINDX + 0.450%) due 04/10/2026 ~	19,000	19,013
UBS AG
1.375% due 01/13/2025	23,400	23,378
3.700% due 02/21/2025	23,517	23,471
5.730% (SOFRINDX + 1.260%) due 02/21/2025 ~	1,955	1,958
UBS Group AG 3.750% due 03/26/2025	27,200	27,121
Wells Fargo & Co.
2.188% due 04/30/2026 •	28,600	28,345
3.908% due 04/25/2026 •	43,728	43,601

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2024 (Unaudited)

WellsFargo Bank NA 5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~	9,600	9,633
Westpac Banking Corp.
5.247% (SOFRRATE + 0.720%) due 11/17/2025 ~	3,300	3,311
5.517% (SOFRRATE + 1.000%) due 08/26/2025 ~	200	201

		823,825

INDUSTRIALS 3.2%
Amgen, Inc.
3.125% due 05/01/2025	500	497
5.250% due 03/02/2025	8,684	8,689
Autodesk, Inc. 4.375% due 06/15/2025	1,199	1,197
Bayer U.S. Finance LLC 4.250% due 12/15/2025	1,650	1,640
BMW U.S. Capital LLC
3.900% due 04/09/2025	500	499
5.119% (SOFRINDX + 0.620%) due 08/11/2025 ~	1,500	1,503
Broadcom Corp. 3.125% due 01/15/2025	300	300
Carrier Global Corp. 2.242% due 02/15/2025	33,100	32,970
Conagra Brands, Inc. 4.600% due 11/01/2025	300	300
Energy Transfer LP
2.900% due 05/15/2025	3,800	3,771
4.050% due 03/15/2025	27,164	27,113
Fox Corp. 3.050% due 04/07/2025	600	597
GATX Corp. 3.250% due 03/30/2025	400	398
General Mills, Inc. 4.000% due 04/17/2025	800	798
Global Payments, Inc. 2.650% due 02/15/2025	5,000	4,985
Haleon U.K. Capital PLC 3.125% due 03/24/2025	61,000	60,763
HCA, Inc.
5.375% due 02/01/2025	1,600	1,600
7.580% due 09/15/2025	4,670	4,750
7.690% due 06/15/2025	2,023	2,047
Honda Motor Co. Ltd. 2.271% due 03/10/2025	1,500	1,493
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	2,000	1,992
Imperial Brands Finance PLC 4.250% due 07/21/2025	13	13
J M Smucker Co. 3.500% due 03/15/2025	16,700	16,653
Keurig Dr Pepper, Inc. 3.400% due 11/15/2025	1,111	1,100
NTT Finance Corp. 4.239% due 07/25/2025	4,000	3,991
PepsiCo., Inc. 4.894% (SOFRINDX + 0.400%) due 02/13/2026 ~	200	201
Reynolds American, Inc. 4.450% due 06/12/2025	21,300	21,245
Rogers Communications, Inc. 2.950% due 03/15/2025	5,000	4,973
T-Mobile USA, Inc. 3.500% due 04/15/2025	26,153	26,039
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	11,800	11,758
The Campbell's Company
3.300% due 03/19/2025	2,900	2,891
3.950% due 03/15/2025	4,900	4,889
VMware LLC 4.500% due 05/15/2025	26,000	25,967
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025	2,941	2,933

		280,555

UTILITIES 0.6%
Dominion Energy, Inc. 3.300% due 03/15/2025	1,000	996
Electricite de France SA 3.625% due 10/13/2025	2,000	1,981
Eversource Energy 3.150% due 01/15/2025	900	899
FirstEnergy Corp. 2.050% due 03/01/2025	1,900	1,889
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~	6,200	6,214

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2024 (Unaudited)

NextEraEnergy Capital Holdings, Inc. 6.051% due 03/01/2025	38,527	38,599
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	3,700	3,611
Southern California Edison Co.
3.700% due 08/01/2025	1,800	1,788
4.200% due 06/01/2025	733	731

		56,708

Total Corporate Bonds & Notes (Cost $1,158,236)		1,161,088

U.S. GOVERNMENT AGENCIES 0.1%
Federal Farm Credit Bank 4.525% due 09/25/2025 •	11,500	11,507

Total U.S. Government Agencies (Cost $11,507)		11,507

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Floating Rate Notes
4.445% due 04/30/2025 •	55,400	55,412

Total U.S. Treasury Obligations (Cost $55,392)		55,412

ASSET-BACKED SECURITIES 0.2%
AUTOMOBILE SEQUENTIAL 0.2%
Enterprise Fleet Financing LLC 5.613% due 05/20/2025	6,091	6,098
LAD Auto Receivables Trust 4.865% due 11/17/2025	5,140	5,143
Tesla Auto Lease Trust 4.827% due 10/20/2025	4,204	4,206

Total Asset-Backed Securities (Cost $15,435)		15,447

SOVEREIGN ISSUES 0.2%
CPPIB Capital, Inc. 5.965% (SOFRINDX + 1.250%) due 04/04/2025 ~	20,400	20,463

Total Sovereign Issues (Cost $20,450)		20,463

SHORT-TERM INSTRUMENTS 109.1%
COMMERCIAL PAPER 0.7%
Toronto-Dominion Bank 4.550% due 01/22/2025	57,500	57,347

REPURCHASE AGREEMENTS (c) 108.3%		9,686,621

U.S. TREASURY BILLS 0.1%
4.607% due 01/23/2025 (a)(b)	7,700	7,681

Total Short-Term Instruments (Cost $9,751,656)		9,751,649

Total Investments in Securities (Cost $11,012,676)		11,015,566

Total Investments 123.2% (Cost $11,012,676)		$11,015,566
Other Assets and Liabilities, net (23.2)%		(2,073,722)

Net Assets 100.0%		$8,941,844

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	4.530%	01/02/2025	01/03/2025	$500,000	U.S. Treasury Bonds 4.375% due 08/15/2043		$(507,777)	$500,000	$500,000
	4.650	12/31/2024	01/02/2025	400,000	U.S. Treasury Bonds 4.375% due 08/15/2043		(407,530)	400,000	400,103
BOS	4.400	01/02/2025	01/10/2025	800,000	U.S. Treasury Notes 1.250% - 4.250% due 11/30/2026 - 07/31/2029		(815,876)	800,000	800,000
	4.550	01/02/2025	01/03/2025	762,900	U.S. Treasury Notes 4.000% due 07/31/2029		(778,074)	762,900	762,900
	4.600	12/31/2024	01/03/2025	800,000	U.S. Treasury Notes 2.250% - 4.375% due 12/15/2026 - 11/30/2027		(817,860)	800,000	800,205
	4.650	12/31/2024	01/02/2025	3,000,000	U.S. Treasury Notes 1.875% - 4.000% due 02/28/2027 - 07/31/2029		(3,037,917)	3,000,000	3,000,775
	5.300	12/31/2024	01/02/2025	1,000,000	U.S. Treasury Notes 4.000% - 4.625% due 06/15/2027 - 02/29/2028		(1,016,155)	1,000,000	1,000,294
FICC STR	4.450	12/31/2024	01/02/2025	16,500	U.S. Treasury Bonds 4.750% due 02/15/2041		(1,252)	16,500	16,504
					U.S. Treasury Notes 4.125% due 02/15/2027		(15,578)
JPS	4.570	07/30/2024	TBD(2)	501,521	U.S. Treasury Bonds 2.000% - 3.875% due 08/15/2040 - 08/15/2051		(484,639)	501,521	512,321
					Cash		(35,356)
	4.700	12/31/2024	01/02/2025	80,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		(30,614)	80,000	80,021
					U.S. Treasury Notes 4.625% due 02/28/2026		(51,026)
SAL	4.280	12/31/2024	01/02/2025	11,000	U.S. Treasury Notes 4.625% due 06/15/2027		(11,239)	11,000	11,003
	4.520	12/31/2024	01/02/2025	840,000	U.S. Treasury Notes 1.500% - 3.125% due 08/15/2026 - 08/31/2027		(862,392)	840,000	840,211
	4.550	12/31/2024	01/02/2025	840,000	U.S. Treasury Notes 2.750% - 3.125% due 04/30/2027 - 08/31/2027		(862,984)	840,000	840,212
	4.580	12/31/2024	01/02/2025	134,700	U.S. Treasury Notes 3.125% due 08/31/2027		(138,819)	134,700	134,734

Total Repurchase Agreements							$(9,875,088)	$9,686,621	$9,699,283

Cash of $16,713 has been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$823,825	$0	$823,825
Industrials					0	280,555	0	280,555
Utilities					0	56,708	0	56,708
U.S. Government Agencies					0	11,507	0	11,507
U.S. Treasury Obligations					0	55,412	0	55,412
Asset-Backed Securities
Automobile Sequential					0	15,447	0	15,447
Sovereign Issues					0	20,463	0	20,463
Short-Term Instruments
Commercial Paper					0	57,347	0	57,347
Repurchase Agreements					0	9,686,621	0	9,686,621
U.S. Treasury Bills					0	7,681	0	7,681

Total Investments					$0	$11,015,566	$0	$11,015,566

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2024 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.5% ¤
CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 12.3%
Allstate Corp. 0.750% due 12/15/2025		$1,020	$984
American Express Co. 5.372% (SOFRINDX + 0.930%) due 03/04/2025 ~		30,991	31,009
American Honda Finance Corp.
4.867% (SOFRRATE + 0.450%) due 06/13/2025 ~		4,800	4,804
5.049% due 02/12/2025 •		13,793	13,797
5.086% (SOFRRATE + 0.600%) due 08/14/2025 ~		2,817	2,821
5.324% due 01/10/2025 •		66,803	66,809
American Tower Corp. 2.400% due 03/15/2025		48,670	48,418
ANZ New Zealand International Ltd. 5.127% (SOFRRATE + 0.600%) due 02/18/2025 ~		6,750	6,753
Asian Development Bank 5.423% (SOFRINDX + 1.000%) due 06/16/2026 ~		17,400	17,596
Athene Global Funding
2.500% due 01/14/2025		10,253	10,244
5.395% (SOFRINDX + 0.715%) due 01/07/2025 ~		3,700	3,700
Australia & New Zealand Banking Group Ltd. 5.447% (SOFRRATE + 0.750%) due 07/03/2025 ~		1,940	1,945
Banco Santander SA 3.496% due 03/24/2025		1,309	1,306
Bank of America Corp. 5.586% (US0003M + 0.770%) due 02/05/2026 ~		3,021	3,024
Bank of America NA 5.262% (SOFRRATE + 0.780%) due 08/18/2025 ~		21,700	21,758
Bank of Montreal
5.348% (SOFRINDX + 0.950%) due 09/25/2025 ~		2,600	2,614
5.493% (SOFRINDX + 1.060%) due 06/07/2025 ~		600	602
5.920% due 09/25/2025		12,670	12,794
Bank of Nova Scotia
5.296% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	12,800	7,955
5.549% (SOFRINDX + 0.900%) due 04/11/2025 ~		$2,450	2,454
Bank of Queensland Ltd. 5.497% (BBSW3M + 1.070%) due 05/14/2025 ~	AUD	39,130	24,279
Banque Federative du Credit Mutuel SA 4.948% (SOFRINDX + 0.410%) due 02/04/2025 ~		$1,200	1,200
Barclays PLC 3.650% due 03/16/2025		48,743	48,620
BNP Paribas SA 3.375% due 01/09/2025		83,300	83,280
BPCE SA 5.214% (SOFRRATE + 0.570%) due 01/14/2025 ~		2,335	2,335
Caterpillar Financial Services Corp. 4.937% (SOFRRATE + 0.520%) due 06/13/2025 ~		828	829
Citibank NA 5.143% (SOFRINDX + 0.590%) due 04/30/2026 ~		6,400	6,415
Citigroup Global Markets Holdings, Inc. 4.850% (SOFRRATE + 0.480%) due 01/20/2026 ~		45,100	45,222
Citigroup, Inc.
3.106% due 04/08/2026 •		20,000	19,906
5.928% (SOFRRATE + 1.528%) due 03/17/2026 ~		925	928
Commonwealth Bank of Australia
5.081% (SOFRRATE + 0.400%) due 07/07/2025 ~		3,675	3,678
5.227% (SOFRRATE + 0.740%) due 03/14/2025 ~		200	200
Cooperatieve Rabobank UA
5.034% (SOFRINDX + 0.380%) due 01/10/2025 ~		5,825	5,825
5.314% (SOFRINDX + 0.700%) due 07/18/2025 ~		20,175	20,230
5.369% (SOFRINDX + 0.710%) due 01/09/2026 ~		46,100	46,296
Corebridge Global Funding 0.900% due 09/22/2025		2,800	2,728
DBS Group Holdings Ltd. 5.109% (SOFRRATE + 0.610%) due 09/12/2025 ~		102,700	102,976
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,954	1,948
4.134% due 08/04/2025		9,600	9,543
4.687% due 06/09/2025		2,423	2,418
5.125% due 06/16/2025		10,033	10,030
General Motors Financial Co., Inc.
2.750% due 06/20/2025		21,310	21,105
2.900% due 02/26/2025		18,672	18,606

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

3.800% due 04/07/2025		8,058	8,033
4.000% due 01/15/2025		1,434	1,433
4.350% due 04/09/2025		10,570	10,551
Goldman Sachs Group, Inc. 3.500% due 01/23/2025		198	198
HSBC Holdings PLC 2.999% due 03/10/2026 •		4,100	4,084
ING Bank Australia Ltd. 5.420% (BBSW3M + 0.980%) due 12/08/2025 ~	AUD	44,100	27,439
Jackson National Life Global Funding 1.750% due 01/12/2025		$7,875	7,869
John Deere Capital Corp. 5.028% (SOFRRATE + 0.570%) due 03/03/2026 ~		1,430	1,434
JPMorgan Chase & Co. 5.386% (SOFRRATE + 0.920%) due 02/24/2026 ~		6,773	6,780
Lloyds Banking Group PLC 2.438% due 02/05/2026 •		8,000	7,981
Mitsubishi UFJ Financial Group, Inc.
3.777% due 03/02/2025		223	223
5.719% due 02/20/2026 •		66,661	66,715
Mizuho Bank Ltd.
4.963% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	28,500	17,644
5.303% (BBSW3M + 0.880%) due 08/22/2025 ~		10,100	6,270
Morgan Stanley
2.188% due 04/28/2026 •		$53,500	53,030
2.630% due 02/18/2026 •		23,145	23,078
5.431% (SOFRRATE + 0.950%) due 02/18/2026 ~		5,334	5,340
Morgan Stanley Bank NA 5.412% (SOFRRATE + 0.780%) due 07/16/2025 ~		1,499	1,503
National Australia Bank Ltd. 5.039% (SOFRRATE + 0.380%) due 01/12/2025 ~		2,750	2,750
National Bank of Canada 5.250% due 01/17/2025		16,400	16,404
Nationwide Building Society 3.900% due 07/21/2025		1,797	1,791
NatWest Markets PLC
3.479% due 03/22/2025		2,000	1,993
5.845% (SOFRRATE + 1.450%) due 03/22/2025 ~		705	707
New York Life Global Funding 5.212% due 01/16/2026 •		13,000	13,033
Nomura Holdings, Inc. 2.648% due 01/16/2025		21,400	21,381
Nordea Bank Abp
3.600% due 06/06/2025		2,200	2,190
5.395% (SOFRRATE + 0.960%) due 06/06/2025 ~		4,813	4,827
5.486% due 06/06/2025 ~		2,550	2,557
Nykredit Realkredit AS
1.000% due 04/01/2025	DKK	2,189,100	303,011
2.000% due 01/01/2025		299,950	41,664
3.745% (CITF06M + 0.320%) due 01/01/2025 ~		327,950	45,554
Protective Life Global Funding 5.378% (SOFRRATE + 0.980%) due 03/28/2025 ~		$2,400	2,405
Public Storage Operating Co. 5.178% (SOFRINDX + 0.600%) due 07/25/2025 ~		6,200	6,212
Realkredit Danmark AS 1.000% due 01/01/2025	DKK	61,850	8,591
Shinhan Bank Co. Ltd. 5.300% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	4,500	2,793
Societe Generale SA 2.625% due 01/22/2025		$21,664	21,635
Standard Chartered PLC
2.819% due 01/30/2026 •		18,937	18,900
6.138% (SOFRRATE + 1.740%) due 03/30/2026 ~		7,570	7,590
6.270% due 03/30/2026 ~		8,800	8,824
Sumitomo Mitsui Banking Corp.
4.950% (BBSW3M + 0.570%) due 01/20/2025 ~	AUD	40,550	25,100
5.515% (BBSW3M + 1.100%) due 11/07/2025 ~		20,200	12,572
Svenska Handelsbanken AB 5.348% (SOFRRATE + 0.910%) due 06/10/2025 ~		$825	827
Swedbank AB 5.596% (SOFRINDX + 0.910%) due 04/04/2025 ~		1,250	1,252
Toronto-Dominion Bank
5.064% (SOFRRATE + 0.410%) due 01/10/2025 ~		1,060	1,060
5.296% (BBSW3M + 0.900%) due 07/28/2025 ~	AUD	9,950	6,177
5.455% (SOFRRATE + 1.020%) due 06/06/2025 ~		$500	502
Toyota Motor Credit Corp.
4.966% due 01/13/2025 •		300	300
4.970% due 06/09/2025 •		220	220
5.104% (SOFRINDX + 0.450%) due 04/10/2026 ~		32,500	32,523
UBS AG
1.200% due 07/30/2025	AUD	3,338	2,027
3.700% due 02/21/2025		$76,935	76,786
4.918% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	15,200	9,406
UBS Group AG 3.750% due 03/26/2025		$56,398	56,235

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

WellsFargo & Co.
2.188% due 04/30/2026 •	41,329	40,961
3.908% due 04/25/2026 •	77,346	77,121
Wells Fargo Bank NA 5.347% (SOFRRATE + 0.710%) due 01/15/2026 ~	4,900	4,917
Westpac Banking Corp.
5.247% (SOFRRATE + 0.720%) due 11/17/2025 ~	6,292	6,313
5.517% (SOFRRATE + 1.000%) due 08/26/2025 ~	369	371

		1,879,071

INDUSTRIALS 3.3%
Amgen, Inc.
3.125% due 05/01/2025	2,567	2,553
5.250% due 03/02/2025	11,707	11,714
Autodesk, Inc. 4.375% due 06/15/2025	2,795	2,791
BAT International Finance PLC 3.950% due 06/15/2025	2,700	2,689
Bayer U.S. Finance LLC 2.850% due 04/15/2025	100	99
BMW U.S. Capital LLC 5.119% (SOFRINDX + 0.620%) due 08/11/2025 ~	890	892
Boeing Co. 7.250% due 06/15/2025	2,270	2,290
Broadcom Corp. 3.125% due 01/15/2025	2,179	2,178
Carrier Global Corp. 2.242% due 02/15/2025	60,344	60,106
Conagra Brands, Inc. 4.600% due 11/01/2025	577	577
CRH America, Inc. 3.875% due 05/18/2025	250	249
Energy Transfer LP
2.900% due 05/15/2025	9,532	9,460
4.050% due 03/15/2025	37,200	37,130
Fox Corp. 3.050% due 04/07/2025	3,052	3,038
GATX Corp. 3.250% due 03/30/2025	1,169	1,163
General Mills, Inc. 4.000% due 04/17/2025	1,397	1,393
Global Payments, Inc. 2.650% due 02/15/2025	11,100	11,066
Haleon U.K. Capital PLC 3.125% due 03/24/2025	65,500	65,246
Halliburton Co. 3.800% due 11/15/2025	541	537
HCA, Inc.
5.250% due 04/15/2025	5,000	5,006
5.375% due 02/01/2025	6,594	6,595
7.580% due 09/15/2025	4,100	4,170
7.690% due 06/15/2025	692	700
Home Depot, Inc. 4.730% (SOFRRATE + 0.330%) due 12/24/2025 ~	354	355
Honda Motor Co. Ltd. 2.271% due 03/10/2025	1,610	1,603
Huntington Ingalls Industries, Inc. 3.844% due 05/01/2025	3,914	3,898
J M Smucker Co. 3.500% due 03/15/2025	34,949	34,852
Microchip Technology, Inc. 4.250% due 09/01/2025	103	103
MPLX LP 4.000% due 02/15/2025	4,733	4,727
NTT Finance Corp. 4.239% due 07/25/2025	6,612	6,597
PepsiCo., Inc. 4.894% (SOFRINDX + 0.400%) due 02/13/2026 ~	500	501
Reynolds American, Inc. 4.450% due 06/12/2025	54,205	54,066
Rogers Communications, Inc. 2.950% due 03/15/2025	20,674	20,563
T-Mobile USA, Inc. 3.500% due 04/15/2025	54,700	54,461
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025	21,111	21,036
The Campbell's Company 3.950% due 03/15/2025	11,700	11,674
VMware LLC 4.500% due 05/15/2025	56,442	56,370

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

ZimmerBiomet Holdings, Inc. 3.550% due 04/01/2025		2,100	2,094

			504,542

UTILITIES 0.7%
American Electric Power Co., Inc. 5.699% due 08/15/2025		1,270	1,276
Duke Energy Corp. 0.900% due 09/15/2025		679	661
Edison International 4.950% due 04/15/2025		3,706	3,704
Eversource Energy 3.150% due 01/15/2025		2,225	2,223
FirstEnergy Corp. 2.050% due 03/01/2025		1,800	1,790
Georgia Power Co. 5.256% (SOFRINDX + 0.750%) due 05/08/2025 ~		14,122	14,153
NBN Co. Ltd. 1.000% due 12/03/2025	AUD	10,000	5,992
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		$82,029	82,181
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025		6,385	6,231
Southern California Edison Co. 3.700% due 08/01/2025		600	596

			118,807

Total Corporate Bonds & Notes (Cost $2,521,230)			2,502,420

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Floating Rate Notes
4.445% due 04/30/2025 •		84,200	84,218

Total U.S. Treasury Obligations (Cost $84,187)			84,218

ASSET-BACKED SECURITIES 0.1%
AUTOMOBILE SEQUENTIAL 0.1%
Enterprise Fleet Financing LLC 5.613% due 05/20/2025		4,457	4,462
LAD Auto Receivables Trust 4.865% due 11/17/2025		4,803	4,806

Total Asset-Backed Securities (Cost $9,260)			9,268

SOVEREIGN ISSUES 0.4%
CPPIB Capital, Inc. 5.965% (SOFRINDX + 1.250%) due 04/04/2025 ~		57,350	57,527
Kommunalbanken AS 5.420% (SOFRINDX + 1.000%) due 06/17/2026 ~		3,200	3,230

Total Sovereign Issues (Cost $60,717)			60,757

SHORT-TERM INSTRUMENTS 101.1%
COMMERCIAL PAPER 0.7%
Toronto-Dominion Bank 4.550% due 01/22/2025		106,300	106,017

REPURCHASE AGREEMENTS (c) 94.0%			14,385,205

CANADA TREASURY BILLS 1.1%
3.234% due 01/03/2025 (a)(b)	CAD	250,000	173,873

JAPAN TREASURY BILLS 5.2%
0.032% due 01/08/2025 - 01/27/2025 (a)(b)	JPY	125,120,000	795,147

U.S. TREASURY BILLS 0.1%
4.376% due 01/07/2025 - 03/20/2025 (a)(b)		$19,950	19,888

Total Short-Term Instruments (Cost $15,507,094)			15,480,130

Total Investments in Securities (Cost $18,182,488)			18,136,793

Total Investments 118.5% (Cost $18,182,488)			$18,136,793
Financial Derivative Instruments(d)0.4%(Cost or Premiums, net $0)			66,459
Other Assets and Liabilities, net (18.9)%			(2,898,101)

Net Assets 100.0%			$15,305,151

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	4.530%	01/02/2025	01/03/2025		$750,000	U.S. Treasury Bonds 4.375% due 08/15/2043	$(761,666)	$750,000	$750,000
	4.650	12/31/2024	01/02/2025		600,000	U.S. Treasury Bonds 4.375% due 08/15/2043	(611,295)	600,000	600,155
BOM	3.260	12/18/2024	01/07/2025	CAD	130,000	Province of Ontario 3.650% - 4.700% due 06/02/2033 - 06/02/2037	(92,484)	90,438	90,559
	3.270	12/30/2024	01/06/2025		200,000	Province of Ontario 2.550% due 12/02/2052	(144,013)	139,135	139,172
	3.270	12/13/2024	01/10/2025		510,000	Province of Ontario 2.800% - 4.650% due 06/02/2041 - 12/02/2055	(458,578)	354,795	355,432
						Province of Quebec 2.100% due 02/15/2060	(1,436)
BOS	4.400	01/02/2025	01/10/2025		$1,200,000	U.S. Treasury Notes 1.250% due 11/30/2026	(1,224,482)	1,200,000	1,200,000
	4.550	01/02/2025	01/03/2025		977,700	U.S. Treasury Notes 4.250% due 02/28/2029 - 06/30/2029	(997,108)	977,700	977,700
	4.600	12/31/2024	01/03/2025		1,200,000	U.S. Treasury Notes 2.250% - 4.500% due 04/15/2027 - 02/15/2028	(1,217,017)	1,200,000	1,200,307
	4.650	12/31/2024	01/02/2025		3,171,600	U.S. Treasury Notes 1.250% - 4.250% due 11/30/2026 - 07/31/2029	(3,217,221)	3,171,600	3,172,419
	5.300	12/31/2024	01/02/2025		1,000,000	U.S. Treasury Notes 1.250% due 04/30/2028	(1,016,550)	1,000,000	1,000,294
BUS	3.260	12/18/2024	01/07/2025	CAD	200,000	Province of Alberta 3.050% due 12/01/2048	(34,785)	139,135	139,321
						Province of Quebec 4.250% due 12/01/2043	(150,193)
	3.270	12/27/2024	01/03/2025		60,000	Province of British Columbia 2.950% due 06/18/2050	(49,550)	41,741	41,763
	3.270	12/30/2024	01/06/2025		790,000	Province of Ontario 1.900% due 12/02/2051	(71,954)	549,584	549,732
						Province of Quebec 3.500% due 12/01/2045 - 12/01/2048	(586,816)
	3.270	12/31/2024	01/07/2025		240,000	Province of Ontario 3.650% due 06/02/2033	(171,704)	166,962	166,992
	3.270	12/30/2024	01/06/2025		70,000	Province of Quebec 3.100% - 3.250% due 09/01/2032 - 12/01/2051	(50,289)	48,697	48,710
	3.270	12/18/2024	01/07/2025		230,000	Province of Quebec 3.500% - 4.400% due 12/01/2045 - 12/01/2055	(160,687)	160,006	160,221
	3.270	12/31/2024	01/07/2025		30,000	Province of Quebec 3.600% due 09/01/2033	(21,451)	20,870	20,874
CEW	3.270	12/13/2024	01/10/2025		980,000	Province of Ontario 1.900% due 12/02/2051	(196,533)	681,763	682,987
						Province of Quebec 3.650% - 4.400% due 06/02/2033 - 12/01/2055	(644,189)
JPS	4.700	12/31/2024	01/02/2025		$115,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	(68,981)	115,100	115,130
						U.S. Treasury Notes 4.625% due 02/28/2026	(48,476)
RBC	3.270	12/13/2024	01/10/2025	CAD	190,000	Province of Quebec 5.000% due 12/01/2041	(132,652)	132,179	132,416
SAL	4.280	12/31/2024	01/02/2025		$53,000	U.S. Treasury Notes 4.625% due 06/15/2027	(54,149)	53,000	53,013
	4.520	12/31/2024	01/02/2025		297,000	U.S. Treasury Notes 2.250% - 3.125% due 03/31/2026 - 08/31/2027	(304,702)	297,000	297,075
	4.550	12/31/2024	01/02/2025		60,900	U.S. Treasury Notes 4.375% due 07/15/2027	(63,338)	60,900	60,915
	4.580	12/31/2024	01/02/2025		2,175,200	U.S. Treasury Notes 0.875% - 4.000% due 02/15/2026 - 08/31/2027	(2,231,327)	2,175,200	2,175,753
TDM	4.600	12/31/2024	01/02/2025		2,000	U.S. Treasury Bonds 3.375% due 08/15/2042	(2,063)	2,000	2,001
TOR	3.250	12/31/2024	01/07/2025	CAD	200,000	Province of Ontario 2.650% due 12/02/2050	(25,066)	139,135	139,160
						Province of Quebec 5.000% due 12/01/2041	(117,611)
	3.260	12/27/2024	01/03/2025		170,000	Province of Alberta 1.650% - 3.100% due 06/01/2031 - 06/01/2050	(121,695)	118,265	118,328

Total Repurchase Agreements							$(15,050,061)	$14,385,205	$14,390,429

(1)	Includes accrued interest.
	Cash of $25,775 has been pledged as collateral under the terms of master agreements as of December 31, 2024.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

FORWARDFOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2025	CAD	4,940		$3,527	$91	$0
	01/2025	JPY	51,290,000		326,474	347	(620)
	01/2025		$2,081	JPY	317,327	0	(62)
BPS	01/2025	AUD	128,623		$83,415	3,803	0
	01/2025	CAD	1,265,389		878,952	297	(1,290)
	01/2025		$3,763	CAD	5,407	0	(1)
	01/2025		9	KRW	13,165	0	0
	03/2025	KRW	13,131		$9	0	0
BRC	01/2025	AUD	36,503		23,443	849	0
	01/2025	CAD	3,150		2,253	62	0
	01/2025		$11,422	CAD	16,380	8	(36)
	01/2025		1,982	JPY	296,227	0	(99)
	02/2025		299		46,762	0	0
CBK	01/2025	AUD	3,057		$1,961	68	0
	01/2025	KRW	119,819		85	4	0
	01/2025		$26,058	CAD	37,155	12	(225)
	01/2025		1,791	DKK	12,820	0	(10)
DUB	01/2025	AUD	7,004		$4,579	244	0
	01/2025	CAD	831,171		580,171	2,162	0
	01/2025	JPY	16,930,000		111,077	3,393	0
	01/2025	KRW	184,209		131	7	0
FAR	01/2025	CAD	1,422,935		1,004,386	14,792	0
GLM	01/2025		6,289		4,497	122	0
IND	01/2025	JPY	2,400,000		15,689	428	0
	01/2025		$2,639	DKK	18,667	0	(45)
JPM	01/2025		1,746	JPY	261,414	0	(82)
MBC	01/2025	AUD	22,045		$13,746	101	0
	01/2025	CAD	230,144		160,016	0	(7)
	01/2025	JPY	9,000,000		58,577	1,317	0
	01/2025		$5,756	CAD	8,213	0	(43)
	04/2025	DKK	779,400		$114,973	6,201	0
MYI	01/2025		$889	DKK	6,289	0	(15)
	04/2025	DKK	825,100		$122,237	7,087	0
NGF	01/2025	JPY	33,400,000		221,506	9,009	0
RBC	01/2025	DKK	97,400		14,298	773	0
	02/2025		$558	JPY	87,425	0	(1)
RYL	01/2025	AUD	42,800		$27,601	1,110	0
	01/2025	CAD	9,138		6,342	0	(15)
	01/2025	DKK	593,300		86,966	4,577	0
	01/2025	JPY	3,400,000		21,949	333	0
SCX	01/2025	CAD	21,779		15,197	47	0
	01/2025	JPY	4,000,000		26,713	1,283	0
	02/2025		$702	JPY	109,963	0	(1)
TOR	01/2025	JPY	1,200,000		$7,789	159	0
	01/2025		$3,331	JPY	501,163	0	(142)
	04/2025	DKK	584,600		$85,805	4,220	0
UAG	01/2025	CAD	513,513		362,928	5,784	0
	01/2025	JPY	3,500,000		22,756	504	0
	01/2025		$2,320	CAD	3,275	0	(41)

Total Forward Foreign Currency Contracts						$69,194	$(2,735)

Cash of $110 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$1,879,071	$0	$1,879,071
Industrials				0	504,542	0	504,542
Utilities				0	118,807	0	118,807
U.S. Treasury Obligations				0	84,218	0	84,218
Asset-Backed Securities
Automobile Sequential				0	9,268	0	9,268
Sovereign Issues				0	60,757	0	60,757
Short-Term Instruments
Commercial Paper				0	106,017	0	106,017
Repurchase Agreements				0	14,385,205	0	14,385,205
Canada Treasury Bills				0	173,873	0	173,873
Japan Treasury Bills				0	795,147	0	795,147
U.S. Treasury Bills				0	19,888	0	19,888

Total Investments				$0	$18,136,793	$0	$18,136,793

Financial Derivative Instruments - Assets

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2024 (Unaudited)

Overthe counter	$0	$69,194	$0	$69,194

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,735)	$0	$(2,735)

Total Financial Derivative Instruments	$0	$66,459	$0	$66,459

Totals	$0	$18,203,252	$0	$18,203,252

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.1% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 (a)	$2,000	$2

Total Corporate Bonds & Notes (Cost $1,033)		2

U.S. GOVERNMENT AGENCIES 64.5%
Fannie Mae
4.060% due 03/01/2030	413	401
4.524% due 08/01/2032 •	2	2
4.563% due 07/01/2027 •	1	1
4.583% due 08/25/2042 ~	7	7
4.622% due 05/01/2036 •	13	13
4.628% due 05/01/2036 •	16	15
4.714% due 05/01/2036 •	7	7
4.758% due 12/25/2042 ~	52	51
4.766% due 08/01/2026	377	378
4.909% due 12/25/2036 •	30	29
4.969% due 03/25/2034 •	7	7
4.983% due 01/25/2034 •	5	5
5.033% due 05/25/2042 - 09/25/2042 •	91	91
5.083% due 06/25/2029 - 12/25/2033 •	14	13
5.115% due 05/18/2032 •	6	6
5.123% due 05/25/2036 •	4	4
5.133% due 10/25/2030 •	9	9
5.163% due 09/17/2027 •	4	4
5.165% due 10/18/2030 •	12	12
5.183% due 08/25/2031 - 01/25/2033 •	11	11
5.215% due 11/18/2030 •	5	5
5.233% due 12/25/2030 •	8	8
5.333% due 11/25/2031 •	12	12
5.380% due 07/01/2029 •	2	2
5.383% due 04/25/2032 •	8	8
5.683% due 04/25/2032 •	6	6
5.732% due 02/01/2035 •	3	3
5.809% due 04/01/2037 •	1	1
5.813% due 01/01/2037 •	1	1
5.938% due 05/01/2034 •	3	3
5.957% due 01/01/2033 •	3	3
5.963% due 02/01/2034 •	7	7
5.981% due 12/01/2034 •	20	20
5.992% due 03/01/2030 •	21	21
5.995% due 02/01/2035 •	63	64
6.000% due 11/01/2036 •	115	115
6.000% due 02/25/2044 - 08/25/2044	14	13
6.035% due 12/01/2034 •	4	4
6.052% due 06/01/2032 •	2	2
6.077% due 11/01/2027 - 01/01/2038 •	1	2
6.102% due 11/01/2040 •	1	1
6.105% due 12/01/2035 •	140	142
6.125% due 01/01/2033 - 02/01/2036 •	20	20
6.128% due 07/01/2042 - 07/01/2044 •	116	117
6.143% due 03/01/2035 •	38	38
6.150% due 01/01/2034 •	1	1
6.155% due 03/01/2034 •	9	9
6.172% due 05/01/2037 •	147	149
6.177% due 09/01/2041 •	8	8
6.190% due 04/01/2033 •	4	4
6.225% due 11/01/2034 •	22	22
6.250% due 05/25/2042	11	11
6.252% due 05/01/2035 •	27	27
6.256% due 03/01/2033 •	51	52
6.266% due 06/01/2035 •	13	13
6.288% due 03/01/2033 •	1	1
6.290% due 01/01/2036 •	1	1
6.300% due 01/01/2036 •	30	31
6.303% due 01/01/2035 •	9	10
6.325% due 11/01/2047 •	103	105
6.335% due 01/01/2033 •	1	1
6.341% due 02/01/2034 - 02/01/2035 •	31	32
6.348% due 10/01/2034 •	29	29

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.375% due 12/01/2033 •	6	6
6.390% due 07/01/2026 •	1	1
6.400% due 11/01/2032 - 01/01/2033 •	3	2
6.417% due 04/01/2034 •	4	4
6.425% due 04/01/2035 •	2	2
6.435% due 12/01/2036 •	2	2
6.500% due 11/01/2026 - 03/01/2034 •	89	90
6.500% due 01/25/2044	133	135
6.537% due 12/01/2035 •	4	4
6.539% due 05/01/2032 •	4	4
6.550% due 03/01/2035 •	1	1
6.576% due 12/01/2036 •	28	29
6.605% due 04/01/2033 •	64	66
6.625% due 02/01/2034 - 10/01/2034 •	31	31
6.632% due 05/01/2033 •	2	2
6.633% due 12/01/2030 •	1	1
6.640% due 11/01/2035 •	11	11
6.647% due 11/01/2035 •	10	11
6.655% due 10/01/2033 •	1	1
6.665% due 12/01/2032 •	6	6
6.688% due 11/01/2032 •	1	1
6.695% due 02/01/2035 •	4	4
6.711% due 04/01/2035 •	4	4
6.739% due 03/01/2033 •	9	9
6.740% due 01/01/2035 •	13	13
6.744% due 09/01/2033 •	13	13
6.771% due 11/01/2035 •	2	2
6.775% due 08/01/2033 •	2	2
6.792% due 07/01/2033 - 09/01/2034 •	19	19
6.816% due 04/01/2040 •	63	65
6.820% due 04/01/2034 •	15	16
6.828% due 11/01/2031 •	6	6
6.829% due 06/01/2037 •	6	6
6.837% due 11/01/2034 •	6	7
6.860% due 11/01/2033 •	13	13
6.875% due 01/01/2033 - 09/01/2033 •	23	23
6.893% due 03/01/2034 •	174	173
6.895% due 07/01/2033 •	25	25
6.900% due 05/01/2030 •	10	10
6.913% due 04/01/2033 - 09/01/2033 •	10	10
6.915% due 10/01/2032 •	6	6
6.945% due 04/01/2028 •	7	7
6.990% due 11/01/2033 •	29	29
6.996% due 05/01/2036 •	11	12
7.000% due 10/01/2033 - 02/25/2044	14	13
7.002% due 11/01/2033 •	24	24
7.008% due 02/01/2034 •	10	11
7.019% due 11/01/2034 •	3	3
7.070% due 10/01/2035 •	55	56
7.120% due 11/01/2033 •	12	12
7.129% due 09/01/2033 •	12	13
7.195% due 11/01/2033 •	80	81
7.199% due 07/01/2035 •	2	2
7.207% due 02/01/2037 •	5	5
7.208% due 01/01/2035 •	1	1
7.225% due 07/01/2037 •	25	26
7.235% due 07/01/2034 •	21	21
7.241% due 01/01/2035 •	4	4
7.253% due 02/01/2035 •	10	10
7.255% due 10/01/2033 •	19	20
7.292% due 07/01/2035 •	4	4
7.325% due 07/01/2034 - 09/01/2037 •	169	172
7.330% due 08/01/2033 •	5	5
7.348% due 07/01/2035 •	7	8
7.375% due 06/01/2034 •	2	2
7.414% due 11/01/2034 •	2	2
7.417% due 09/01/2035 •	9	9
7.470% due 06/01/2034 •	53	54
7.485% due 07/01/2035 •	3	3
7.500% due 06/01/2034 •	1	1
7.500% due 05/25/2042	11	12
7.502% due 06/01/2035 •	6	6
7.518% due 09/01/2035 •	52	53
7.522% due 08/01/2035 •	9	9
7.664% due 10/01/2035 •	6	6
7.705% due 06/01/2036 •	6	6
7.815% due 08/01/2037 •	267	271
8.096% due 09/01/2035 •	40	42
Freddie Mac
3.000% due 02/01/2048	2,144	1,862
3.590% due 09/01/2030 •	28	27
4.500% due 04/15/2032	86	85
4.524% due 01/01/2030 •	11	11
4.713% due 08/25/2031 •	123	129
4.963% due 09/25/2031 •	60	59
5.012% due 03/15/2036 •	1	1

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

5.033% due 06/25/2029 •	41	39
5.062% due 02/15/2029 - 03/15/2029 •	12	12
5.083% due 05/25/2043 •	602	586
5.112% due 07/15/2026 - 01/15/2033 •	29	29
5.162% due 09/15/2026 - 08/15/2029 •	5	5
5.212% due 10/15/2026 - 01/15/2032 •	4	4
5.262% due 08/15/2029 - 03/15/2032 •	19	19
5.312% due 06/15/2029 - 12/15/2031 •	17	17
5.500% due 10/15/2032	3	3
5.782% due 03/01/2035 •	5	5
5.914% due 04/01/2030 •	11	11
5.955% due 12/01/2036 •	12	12
5.999% due 02/01/2037 •	2	2
6.000% due 01/15/2029 - 05/01/2035	9	9
6.025% due 10/25/2044 - 02/25/2045 •	286	265
6.104% due 01/01/2037 •	2	2
6.225% due 07/25/2044 •	917	880
6.272% due 01/01/2035 •	1	1
6.322% due 03/01/2036 •	56	58
6.370% due 02/01/2036 •	3	4
6.375% due 12/01/2032 •	2	2
6.460% due 02/01/2035 •	28	29
6.488% due 01/01/2036 •	6	6
6.511% due 04/01/2036 •	79	79
6.530% due 03/01/2036 •	102	103
6.583% due 03/01/2032 •	18	18
6.586% due 04/01/2034 •	28	29
6.593% due 03/01/2036 •	2	2
6.615% due 11/01/2036 •	2	2
6.655% due 09/01/2037 •	185	184
6.758% due 11/01/2033 •	9	9
6.767% due 01/01/2030 •	29	29
6.787% due 11/01/2033 •	34	35
6.867% due 12/01/2035 •	6	6
6.888% due 01/01/2034 - 10/01/2034 •	51	51
6.924% due 08/01/2035 •	1	1
6.950% due 01/01/2036 •	2	2
6.952% due 04/01/2032 •	29	30
6.962% due 03/01/2035 •	9	10
7.000% due 07/15/2027	3	3
7.083% due 12/01/2034 •	1	1
7.100% due 08/01/2033 •	1	1
7.125% due 04/01/2032 •	6	6
7.306% due 07/01/2033 •	1	1
7.325% due 07/01/2033 •	4	4
7.330% due 09/01/2034 •	91	94
7.356% due 09/01/2035 •	1	1
7.368% due 09/01/2035 •	34	35
7.375% due 09/01/2035 •	7	7
7.379% due 05/01/2035 •	44	44
7.415% due 08/01/2035 •	76	78
7.442% due 07/01/2035 •	6	6
7.455% due 07/01/2035 •	1	1
7.481% due 08/01/2035 •	11	12
7.500% due 09/01/2034 •	3	3
7.540% due 11/01/2034 •	105	106
7.590% due 09/01/2035 •	1	1
7.704% due 06/01/2035 •	2	2
7.709% due 07/01/2037 •	43	43
Ginnie Mae
3.625% due 12/20/2045 •	69	70
3.750% due 10/20/2029 •	107	106
4.625% due 02/20/2025 - 07/20/2026 ~	1	1
4.625% due 01/20/2027 - 09/20/2045 •	276	279
4.875% due 04/20/2033 •	14	14
5.366% due 05/20/2069 •	825	825
Ginnie Mae, TBA
2.500% due 01/01/2055	600	501
3.000% due 02/01/2055	2,900	2,515
3.500% due 01/01/2055	5,200	4,649
4.000% due 02/01/2055	200	184
4.500% due 02/01/2055	14,000	13,233
5.500% due 02/01/2055	300	297
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	978	842
3.500% due 11/01/2044 - 02/01/2050	2,162	1,943
4.000% due 07/01/2042 - 02/01/2043	378	354
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2040 - 01/01/2055	800	661
3.000% due 01/01/2040 - 02/01/2055	20,100	18,136
5.000% due 01/01/2055	6,700	6,467
5.500% due 02/01/2055	12,200	12,031
6.000% due 02/01/2055	23,700	23,791
6.500% due 02/01/2055	12,300	12,545

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

7.000% due 01/01/2055	600	622

Total U.S. Government Agencies (Cost $110,343)		109,320

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	3,738
4.000% due 11/15/2042 (d)	3,100	2,791
4.000% due 11/15/2052 (d)	2,300	2,004

Total U.S. Treasury Obligations (Cost $11,002)		8,533

NON-AGENCY MORTGAGE-BACKED SECURITIES 36.9%
Adjustable Rate Mortgage Trust
5.004% due 03/25/2035 ~	10	10
5.178% due 11/25/2035 ~	72	51
AG Trust 6.413% due 07/15/2041 •	900	904
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,075
Ashford Hospitality Trust
6.145% due 06/15/2035 •	400	398
6.545% due 06/15/2035 •	300	297
7.445% due 06/15/2035 •	400	396
Banc of America Funding Trust 5.670% due 05/25/2035 ~	3,557	3,294
Banc of America Mortgage Trust
5.822% due 11/25/2033 ~	17	15
6.371% due 02/25/2034 ~	23	23
6.522% due 09/25/2033 ~	48	44
6.603% due 01/25/2034 ~	9	9
7.376% due 06/25/2034 ~	11	10
7.411% due 10/25/2035 ~	6	6
BCAP LLC Trust 6.500% due 02/26/2036 ~	391	174
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	1	1
4.538% due 07/25/2034 ~	10	9
4.716% due 02/25/2034 ~	115	107
5.125% due 01/25/2035 ~	14	12
5.127% due 01/25/2035 ~	16	15
5.195% due 02/25/2034 ~	24	23
5.957% due 01/25/2034 ~	39	37
6.500% due 04/25/2033 ~	12	12
6.944% due 01/25/2034 ~	134	133
7.282% due 10/25/2033 ~	2	2
Bear Stearns ALT-A Trust
4.773% due 02/25/2034 •	117	110
4.787% due 11/25/2036 ~	222	114
4.793% due 08/25/2036 •	3	3
CD Mortgage Trust 3.431% due 08/15/2050	400	385
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	967	857
5.819% due 09/25/2055 •	732	732
Chase Mortgage Finance Trust
4.948% due 12/25/2035 ~	22	20
5.023% due 12/25/2035 ~	17	16
6.620% due 02/25/2037 ~	112	110
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	890
Citigroup Mortgage Loan Trust
5.253% due 08/25/2035 •	44	43
6.080% due 09/25/2035 •	27	26
6.310% due 11/25/2035 •	22	22
6.932% due 03/25/2034 ~	24	23
7.410% due 05/25/2035 •	9	9
Countrywide Alternative Loan Trust
3.836% due 08/25/2035 ~	786	731
4.853% due 06/25/2037 •	629	564
4.908% due 10/25/2035 ~	7	5
Countrywide Home Loan Mortgage Pass-Through Trust
4.803% due 08/25/2035 •	60	11
5.165% due 11/25/2034 ~	622	588
5.500% due 11/25/2035	67	31
5.680% due 06/20/2035 ~	36	33
6.099% due 12/25/2033 ~	23	23
6.248% due 02/20/2036 •	16	15
Credit Suisse First Boston Mortgage Securities Corp. 6.388% due 11/25/2032 ~	4	4
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.636% due 01/25/2034 ~	87	83
6.585% due 07/25/2033 ~	200	192
7.086% due 10/25/2033 ~	9	9
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.904% due 04/25/2062 ~	953	900

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

CSAILCommercial Mortgage Trust 3.329% due 06/15/2052	200	183
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	16	16
First Horizon Alternative Mortgage Securities Trust
5.801% due 07/25/2035 ~	75	46
5.819% due 08/25/2034 ~	30	30
First Horizon Mortgage Pass-Through Trust
4.723% due 02/25/2035 •	22	20
5.000% due 02/25/2035 •	48	45
GMAC Mortgage Corp. Loan Trust 4.255% due 11/19/2035 ~	26	22
GS Mortgage Securities Corp. Trust 3.104% due 05/10/2034	2,100	842
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	2,292	2,130
GS Mortgage-Backed Securities Trust 3.900% due 09/25/2061 þ	2,393	2,305
GSR Mortgage Loan Trust
4.084% due 08/25/2034 ~	11	10
4.484% due 05/25/2035 ~	35	26
4.803% due 01/25/2034 •	30	30
5.081% due 06/25/2034 ~	4	4
5.330% due 09/25/2035 ~	1,586	1,503
5.446% due 06/25/2034 ~	10	9
6.000% due 03/25/2032	2	2
6.750% due 03/25/2033 •	1	1
7.338% due 09/25/2034 ~	844	846
HarborView Mortgage Loan Trust
4.861% due 02/19/2046 •	338	307
4.921% due 05/19/2035 •	18	17
Impac CMB Trust 5.093% due 08/25/2035 •	405	378
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	7	7
IndyMac INDX Mortgage Loan Trust
4.833% due 09/25/2046 •	209	183
5.233% due 05/25/2034 •	13	12
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ~	19	8
JP Morgan Chase Commercial Mortgage Securities Trust 5.861% due 12/15/2036 •	500	369
JP Morgan Mortgage Trust
5.534% due 07/25/2035 ~	108	103
5.772% due 11/25/2035 ~	60	49
5.793% due 10/25/2035 ~	114	106
6.082% due 07/25/2035 ~	75	73
6.171% due 11/25/2033 ~	5	5
6.488% due 09/25/2034 ~	1	1
7.129% due 11/25/2033 ~	3	3
Legacy Mortgage Asset Trust 4.750% due 07/25/2061 þ	2,445	2,444
MASTR Adjustable Rate Mortgages Trust
4.093% due 02/25/2034 ~	139	123
4.423% due 01/25/2034 ~	3	3
4.957% due 08/25/2034 ~	173	170
5.837% due 12/25/2033 ~	12	11
6.119% due 01/25/2036 ~	13	13
6.415% due 11/21/2034 ~	21	20
7.483% due 07/25/2034 ~	82	80
7.522% due 08/25/2034 ~	68	66
7.625% due 09/25/2033 ~	84	83
Merrill Lynch Mortgage Investors Trust
3.187% due 02/25/2034 ~	18	15
5.073% due 08/25/2028 •	118	112
5.113% due 06/25/2028 •	24	23
5.485% due 02/25/2035 ~	37	35
5.512% due 04/25/2035 ~	124	111
6.003% due 03/25/2028 •	18	17
6.629% due 09/25/2033 ~	4	4
MFA Trust
1.014% due 01/26/2065 ~	432	402
1.324% due 01/26/2065 ~	154	144
1.632% due 01/26/2065 ~	154	145
2.479% due 03/25/2065 ~	141	135
4.250% due 02/25/2066 ~	963	916
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	433	417
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	1,800	1,499
Morgan Stanley Mortgage Loan Trust 4.773% due 01/25/2035 •	474	442
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,930	1,843
2.750% due 11/25/2059 ~	2,516	2,397
3.500% due 10/25/2059 ~	69	64

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

NewYork Mortgage Trust 4.670% due 08/25/2061 þ	2,459	2,444
NLT Trust 3.200% due 10/25/2062 ~	886	786
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.792% due 10/25/2035 ~	12	10
OBX Trust 1.072% due 02/25/2066 ~	2,627	2,239
Prime Mortgage Trust
4.853% due 02/25/2034 •	9	9
6.000% due 02/25/2034	3	3
PRPM LLC
4.000% due 06/25/2053 þ	1,744	1,705
4.000% due 07/25/2054 þ	881	854
4.000% due 08/25/2054 þ	888	862
RCKT Mortgage Trust 5.846% due 08/25/2044 þ	188	189
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	374	173
Residential Funding Mortgage Securities, Inc. Trust
6.099% due 02/25/2036 ~	55	50
6.500% due 03/25/2032	4	4
Sequoia Mortgage Trust
5.245% due 04/20/2033 •	8	7
5.285% due 10/20/2027 •	13	13
5.344% due 05/20/2034 •	11	11
5.527% due 07/20/2034 ~	10	9
5.768% due 03/20/2035 •	41	38
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	156	148
1.439% due 11/25/2055 ~	78	74
1.486% due 04/25/2065 ~	124	120
1.593% due 11/25/2055 ~	78	74
Structured Adjustable Rate Mortgage Loan Trust
4.693% due 03/25/2035 •	44	38
4.753% due 09/25/2034 •	66	60
5.873% due 09/25/2034 ~	19	18
Structured Asset Mortgage Investments Trust
5.161% due 11/19/2033 •	10	9
5.161% due 05/19/2035 •	69	65
5.181% due 02/19/2035 •	991	913
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 09/25/2033 ~	14	13
6.146% due 11/25/2033 ~	7	6
6.539% due 06/25/2033 ~	115	112
7.335% due 03/25/2033 ~	69	67
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	249	242
3.750% due 03/25/2058 ~	978	938
4.480% due 10/25/2064 ~	1,651	1,616
5.453% due 05/25/2058 •	3,331	3,411
5.453% due 10/25/2059 •	118	120
Verus Securitization Trust 5.799% due 07/25/2069 þ	934	938
WaMu Mortgage Pass-Through Certificates Trust
4.993% due 12/25/2045 •	980	880
5.033% due 10/25/2045 •	911	889
5.033% due 12/25/2045 •	692	688
5.042% due 10/25/2035 ~	301	272
5.209% due 09/25/2035 ~	131	120
5.253% due 01/25/2045 •	401	391
5.825% due 08/25/2046 •	20	18
5.873% due 08/25/2046 •	1,013	849
6.025% due 11/25/2042 •	40	38
6.225% due 08/25/2042 •	4	4
6.252% due 08/25/2033 ~	162	155
6.325% due 09/25/2046 •	2,482	2,343
6.550% due 10/25/2033 ~	56	54
Washington Mutual Mortgage Pass-Through Certificates Trust
4.839% due 06/25/2033 ~	6	5
6.737% due 11/25/2030 ~	17	17
6.975% due 02/25/2033 ~	1	1
7.000% due 03/25/2034	12	12
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	535
3.809% due 12/15/2048	300	297
4.023% due 03/15/2052	300	289
Wells Fargo Mortgage-Backed Securities Trust 7.343% due 08/25/2035 ~	3	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	698

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

WSTNTrust 6.297% due 07/05/2037 ~	500	507

Total Non-Agency Mortgage-Backed Securities (Cost $66,355)		62,484

ASSET-BACKED SECURITIES 44.5%
AUTOMOBILE ABS OTHER 0.4%
Carmax Select Receivables Trust 5.328% due 09/15/2027 •	98	98
Exeter Automobile Receivables Trust 6.310% due 10/15/2027	500	502

		600

AUTOMOBILE SEQUENTIAL 7.0%
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	800	801
4.840% due 09/15/2027	800	801
Carmax Select Receivables Trust
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	98	98
CPS Auto Receivables Trust 5.880% due 02/15/2028	71	72
FHF Issuer Trust 4.940% due 11/15/2030	800	799
Flagship Credit Auto Trust 4.880% due 11/15/2028	478	479
GLS Auto Select Receivables Trust 5.590% due 10/15/2029	492	497
Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	797
4.560% due 03/15/2027	800	801
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	797
4.510% due 06/15/2027	800	801
Octane Receivables Trust 4.940% due 05/20/2030	800	802
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	800	799
4.880% due 09/15/2027	800	801
SCCU Auto Receivables Trust 5.110% due 06/15/2029	1,000	1,003
SFS Auto Receivables Securitization Trust 4.550% due 06/20/2030	800	799
Tesla Auto Lease Trust 4.790% due 01/20/2027	800	801

		11,849

CMBS OTHER 2.3%
BXMT Ltd. 5.896% due 11/15/2037 •	512	507
HERA Commercial Mortgage Ltd. 5.540% due 02/18/2038 •	183	184
LCCM Trust 5.962% due 11/15/2038 •	2,047	2,055
TPG Real Estate Finance Issuer Ltd. 5.696% due 03/15/2038 •	1,193	1,194

		3,940

HOME EQUITY OTHER 5.5%
Accredited Mortgage Loan Trust 4.897% due 01/25/2035 •	343	335
Bear Stearns Asset-Backed Securities Trust 5.453% due 11/25/2042 •	63	63
Countrywide Asset-Backed Certificates Trust
4.873% due 08/25/2034 •	1,202	1,168
4.993% due 12/25/2034 •	3,131	3,033
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	303	270
EquiFirst Mortgage Loan Trust 5.637% due 09/25/2033 •	25	24
Home Equity Asset Trust 5.053% due 11/25/2032 •	8	7
HSI Asset Securitization Corp. Trust 4.553% due 10/25/2036 •	5	2
Long Beach Mortgage Loan Trust
5.013% due 10/25/2034 •	686	666
5.153% due 03/25/2032 •	16	15
5.308% due 07/25/2034 •	178	172
Morgan Stanley Dean Witter Capital, Inc. Trust 5.803% due 02/25/2033 •	41	42

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

NationstarNIM Ltd. 8.000% due 06/25/2037	24	0
NovaStar Mortgage Funding Trust 5.193% due 02/25/2034 •	1,548	1,532
Renaissance Home Equity Loan Trust
5.153% due 08/25/2032 •	10	9
5.553% due 09/25/2037 •	3,168	1,305
Soundview Home Loan Trust 5.753% due 11/25/2033 •	12	12
Terwin Mortgage Trust 5.578% due 04/25/2036 •	663	662

		9,317

HOME EQUITY SEQUENTIAL 0.1%
Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	236	232

WHOLE LOAN COLLATERAL 4.3%
Bear Stearns Asset-Backed Securities Trust 4.476% due 10/25/2036 ~	544	299
PRET LLC
4.843% due 09/25/2051 þ	2,296	2,286
4.992% due 02/25/2061 þ	2,475	2,476
5.487% due 10/25/2051 þ	2,277	2,279

		7,340

OTHER ABS 24.9%
AccessLex Institute 5.082% due 05/25/2036 •	256	252
Anchorage Capital CLO Ltd. 5.756% due 10/15/2031 •	751	752
Apex Credit CLO Ltd. 5.857% due 10/20/2031 •	880	882
Apidos CLO 5.889% due 04/20/2031 •	661	662
Ares CLO Ltd. 5.703% due 10/28/2034 •	800	803
Bryant Park Funding Ltd. 6.276% due 04/15/2037 •	1,000	1,008
College Avenue Student Loans LLC
1.600% due 07/25/2051	588	528
3.280% due 12/28/2048	932	876
4.130% due 12/26/2047	486	468
5.653% due 12/26/2047 •	354	353
5.802% due 07/25/2051 •	336	335
Commonbond Student Loan Trust 1.980% due 08/25/2050	415	357
ECMC Group Student Loan Trust 5.683% due 07/25/2069 •	471	471
GreenSky Home Improvement Trust
5.250% due 10/27/2059	700	702
5.880% due 06/25/2059	393	396
KKR CLO Ltd. 5.834% due 07/18/2030 •	347	348
LCM Loan Income Fund Ltd. 5.909% due 04/20/2031 •	349	349
LCM Ltd. 5.897% due 07/20/2034 •	1,000	1,003
Lendmark Funding Trust 5.530% due 06/21/2032	1,000	1,012
Madison Park Funding Ltd. 5.869% due 04/20/2032 •	1,666	1,670
Marathon CLO Ltd. 5.997% due 01/20/2033 •	2,000	2,002
Navient Private Education Loan Trust 5.412% due 11/15/2068 •	90	90
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	494	453
3.010% due 12/15/2059	805	775
3.130% due 02/15/2068	172	168
Navient Student Loan Trust 4.000% due 12/15/2059	577	574
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,422	1,318
Pagaya AI Debt Selection Trust
5.183% due 06/15/2032	800	801
6.117% due 12/15/2031	331	335
7.464% due 06/16/2031	4,399	4,420
7.625% due 04/15/2031	917	921
8.050% due 03/15/2030 ~	126	127
8.462% due 12/16/2030 ~	298	300
Reach ABS Trust 6.300% due 02/18/2031	424	427

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

SLMPrivate Credit Student Loan Trust
4.890% due 12/15/2039 •	148	145
4.910% due 06/15/2039 •	2,074	1,992
4.950% due 06/15/2039 •	865	833
SMB Private Education Loan Trust
1.290% due 07/15/2053	840	780
1.600% due 09/15/2054	587	545
2.230% due 09/15/2037	247	235
2.840% due 06/15/2037	219	212
2.880% due 09/15/2034	24	24
3.940% due 02/16/2055	821	786
6.048% due 02/16/2055 •	938	951
SoFi Professional Loan Program LLC 2.650% due 09/25/2040	266	261
Sound Point CLO Ltd.
5.859% due 10/20/2030 •	675	676
5.867% due 07/25/2030 •	233	233
TCW CLO Ltd.
5.784% due 08/16/2034 •	200	200
6.247% due 01/16/2037 •	4,000	4,025
Tesla Sustainable Energy Trust 5.080% due 06/21/2050	800	800
TruPS Financials Note Securitization Ltd. 6.186% due 09/20/2039 •	1,469	1,447
Upstart Pass-Through Trust 7.900% due 10/20/2028	132	133
Venture CLO Ltd. 5.491% due 10/20/2034 •	1,000	1,000
Verdelite Static CLO Ltd. 5.747% due 07/20/2032 •	969	971

		42,187

Total Asset-Backed Securities (Cost $77,991)		75,465

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
4.408% due 03/06/2025 (b)(c)	265	263

Total Short-Term Instruments (Cost $263)		263

Total Investments in Securities (Cost $266,987)		256,067

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	801,270	7,802

Total Short-Term Instruments (Cost $7,801)		7,802

Total Investments in Affiliates (Cost $7,801)		7,802

Total Investments 155.7% (Cost $274,788)		$263,869
Financial Derivative Instruments(e)(f)0.0%(Cost or Premiums, net $15,609)		66
Other Assets and Liabilities, net (55.7)%		(94,443)

Net Assets 100.0%		$169,492

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(1)

UBS	4.660%	12/03/2024	02/05/2025	$(4,362)	$(4,379)

Total Sale-Buyback Transactions	$(4,379)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2055	$6,700	$(5,287)	$(5,217)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2055	2,150	(1,895)	(1,901)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2055	400	(373)	(366)

Total Short Sales (4.4)%	$(7,555)	$(7,484)

(d)	Securities with an aggregate market value of $4,355 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)	Payable for sale-buyback transactions includes $(19) of deferred price drop.

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(4,062) at a weighted average interest rate of 5.241%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2025	243	$26,426	$(224)	$0	$(53)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	6	$(1,435)	$(2)	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	6	(1,441)	4	0	0
3-Month SOFR Active Contract June Futures	09/2025	6	(1,439)	1	0	0
3-Month SOFR Active Contract March Futures	06/2025	6	(1,437)	0	0	0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,441)	5	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	2	0	0
U.S. Treasury Long-Term Bond March Futures	03/2025	31	(3,529)	81	8	0

$91	$8	$0

Total Futures Contracts	$(133)	$8	$(53)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	2.350%	Annual	01/17/2025	$6,000	$42	$134	$176	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025	300	(3)	(4)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025	200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025	600	(5)	(9)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025	300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025	300	(3)	(4)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	198	158	356	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	17	31	48	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	6	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	328	193	521	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	2	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	50	76	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	960	211	1,171	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(55)	(14)	(69)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(18)	(5)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(39)	(10)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	(20)	(4)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(33)	(6)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(21)	(20)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(27)	(30)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(30)	(25)	(55)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(23)	(21)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(23)	(21)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(34)	(36)	(70)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	159	36	195	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(23)	(26)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(15)	(23)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(9)	(17)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(3)	(10)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(29)	(59)	(88)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	4,058	714	4,772	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(147)	(151)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	(18)	(69)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	(236)	(71)	(307)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(360)	(133)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	14	65	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	(6)	(22)	0	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	(10)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(473)	(411)	(884)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(32)	(66)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(24)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	(44)	(134)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	(27)	(65)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(15)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(15)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	61	200	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	42	178	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	206	750	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	287	115	402	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(16)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(11)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(5)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	52	189	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	2,915	796	3,711	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	56	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	135	86	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	112	71	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	112	68	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	204	121	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	144	83	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	256	146	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	256	145	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	112	63	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	113	61	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	74	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	61	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	96	44	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	161	74	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	122	56	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	74	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	74	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	75	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	48	20	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	74	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	74	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	75	29	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	25	125	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	(18)	(102)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	(141)	261	120	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	913	(1,678)	(765)	0	(29)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	29	135	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	(23)	(87)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	(23)	(86)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	(14)	(52)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	(13)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(13)	(48)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(17)	(66)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	(12)	(47)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(29)	(72)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	8	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	13	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(29)	(69)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(28)	(69)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(7)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(108)	(264)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(54)	(129)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(214)	(689)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(162)	(438)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(23)	(40)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(24)	(40)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(33)	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(14)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(14)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(20)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(20)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(107)	(80)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(165)	(79)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(7)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	28	8	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	103	23	126	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	225	56	281	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	103	23	126	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	2,095	583	2,678	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(1,133)	(245)	(1,378)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	582	166	748	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	1,743	500	2,243	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(8)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(8)	(39)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	4,579	1,605	6,184	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(12)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	182	187	369	2	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	71	541	612	6	0

Total Swap Agreements	$15,761	$4,650	$20,411	$170	$(80)

Cash of $5,197 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,950	(111)	123	12	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	88	(5)	5	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	99	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	27	3	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(8)	3	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	22	3	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	5	0	0	0	0

Total Swap Agreements	$(152)	$173	$21	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2	$0	$2
U.S. Government Agencies	0	109,320	0	109,320
U.S. Treasury Obligations	0	8,533	0	8,533
Non-Agency Mortgage-Backed Securities	0	62,484	0	62,484
Asset-Backed Securities
Automobile ABS Other	0	600	0	600
Automobile Sequential	0	11,849	0	11,849
CMBS Other	0	3,940	0	3,940
Home Equity Other	0	9,317	0	9,317
Home Equity Sequential	0	232	0	232
Whole Loan Collateral	0	7,340	0	7,340
Other ABS	0	42,187	0	42,187
Short-Term Instruments
U.S. Treasury Bills	0	263	0	263

$0	$256,067	$0	$256,067
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,802	$0	$0	$7,802

Total Investments	$7,802	$256,067	$0	$263,869

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,484)	$0	$(7,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	178	0	178
Over the counter	0	21	0	21

$0	$199	$0	$199
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(133)	$0	$(133)

Total Financial Derivative Instruments	$0	$66	$0	$66

Totals	$7,802	$248,649	$0	$256,451

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2024 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.0% ¤
U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
4.395% due 12/01/2029 •	$3	$3
4.673% due 07/25/2032 •	63	63
4.803% due 06/25/2033 •	58	56
4.818% due 03/25/2036 •	46	45
4.860% due 03/25/2032 •	124	119
4.909% due 12/25/2036 •	88	86
4.969% due 03/25/2034 •	30	30
5.033% due 05/25/2042 •	65	65
5.054% due 12/01/2029 •	0	1
5.583% due 04/25/2032 •	10	10
6.127% due 06/01/2043 •	161	163
6.128% due 02/01/2041 - 10/01/2044 •	664	672
6.321% due 12/01/2032 •	2	2
6.336% due 10/01/2032 •	3	3
6.473% due 08/01/2028 •	3	4
6.529% due 01/01/2036 •	38	39
6.640% due 11/01/2035 •	46	47
6.647% due 11/01/2035 •	48	49
6.710% due 03/01/2035 •	105	106
Freddie Mac
0.000% due 01/15/2032 (a)	563	406
4.500% due 06/15/2035 - 09/15/2035	320	309
4.969% due 07/25/2031 •	186	184
5.000% due 01/15/2034	930	934
5.212% due 06/15/2030 - 12/15/2032 •	16	16
5.262% due 06/15/2031 •	6	6
5.500% due 11/01/2038 - 10/01/2039	34	34
6.025% due 10/25/2044 - 02/25/2045 •	761	703
6.051% due 02/01/2035 •	122	123
6.225% due 07/25/2044 •	337	323
6.500% due 10/25/2043	281	282
6.750% due 01/01/2032 •	2	2
7.151% due 07/01/2029 •	2	2
7.208% due 05/01/2032 •	3	3
7.417% due 06/01/2035 •	348	360
Ginnie Mae
4.625% due 02/20/2025 - 08/20/2026 ~	10	9
4.625% due 02/20/2030 •	128	129
4.875% due 04/20/2027 - 04/20/2032 •	4	4
5.000% due 05/20/2030 •	17	17
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030 (b)	32,719	25,887
Small Business Administration 5.500% (PRIME - 2.250%) due 05/25/2025 ~	3	3
U.S. Small Business Administration 4.760% due 09/01/2025	254	253
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	804	758
4.500% due 04/01/2028 - 11/01/2029	65	65

Total U.S. Government Agencies (Cost $32,562)		32,375

U.S. TREASURY OBLIGATIONS 92.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	22,935
1.375% due 08/15/2050	150,550	73,464
1.625% due 11/15/2050	214,700	112,009
1.750% due 08/15/2041	12,400	8,034
1.875% due 02/15/2041	110,500	74,070
2.250% due 08/15/2049	50,320	31,170
2.250% due 02/15/2052	600	364
2.750% due 11/15/2042	83,400	62,361
2.875% due 05/15/2043	10,960	8,305
2.875% due 05/15/2049	56,970	40,400
3.000% due 05/15/2042	51,000	40,045
3.000% due 11/15/2044 (c)	213,100	161,796
3.000% due 08/15/2048	8,300	6,065
3.000% due 02/15/2049	38,140	27,760
3.125% due 02/15/2043	41,250	32,598
3.625% due 08/15/2043	53,000	44,912
3.625% due 02/15/2044	32,300	27,264
4.000% due 11/15/2042	38,100	34,296

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.125% due 08/15/2044 (c)	7,500	6,790
4.375% due 02/15/2038	78,530	76,417
4.375% due 08/15/2043	23,300	21,933
4.500% due 05/15/2038	31,463	30,977
U.S. Treasury Notes
0.250% due 07/31/2025 (e)	77,900	76,133
2.875% due 05/15/2028 (e)	9,680	9,248

Total U.S. Treasury Obligations (Cost $1,415,472)		1,029,346

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 ~	4	3
6.500% due 04/25/2033 ~	11	11
6.625% due 04/25/2033 ~	6	6
6.875% due 04/25/2033 ~	1	1
6.944% due 01/25/2034 ~	77	76
7.197% due 11/25/2034 ~	185	174
Bear Stearns ALT-A Trust
4.692% due 11/25/2036 ~	5,226	3,030
4.773% due 02/25/2034 •	418	391
4.787% due 11/25/2036 ~	10,938	5,632
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.703% due 08/25/2035 •	82	78
Citigroup Mortgage Loan Trust 7.410% due 05/25/2035 •	46	45
Countrywide Alternative Loan Trust
4.665% due 02/20/2047 •	2,228	1,762
4.773% due 02/25/2047 •	196	187
4.813% due 05/25/2047 •	1,280	1,199
4.853% due 05/25/2036 •	26	22
4.873% due 05/25/2035 •	277	256
4.905% due 03/20/2046 •	1,646	1,392
5.013% due 12/25/2035 •	141	126
5.500% due 03/25/2036	811	351
5.825% due 02/25/2036 •	132	118
Countrywide Home Loan Mortgage Pass-Through Trust
3.794% due 04/25/2035 ~	172	125
4.417% due 09/20/2036 ~	1,634	1,435
4.913% due 05/25/2035 •	405	350
5.033% due 04/25/2035 •	20	19
5.113% due 02/25/2035 •	270	251
5.133% due 02/25/2035 •	150	135
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 5.001% due 08/19/2045 •	158	133
GreenPoint Mortgage Funding Trust 4.893% due 06/25/2045 •	124	112
GSR Mortgage Loan Trust 5.397% due 04/25/2036 ~	1,641	1,076
HarborView Mortgage Loan Trust
4.741% due 03/19/2037 •	586	532
4.921% due 05/19/2035 •	520	501
IndyMac INDX Mortgage Loan Trust 5.093% due 02/25/2035 •	593	547
JP Morgan Mortgage Trust
5.289% due 02/25/2036 ~	264	188
5.534% due 07/25/2035 ~	146	138
5.990% due 07/25/2064 ~	900	905
MASTR Adjustable Rate Mortgages Trust 6.513% due 05/25/2034 ~	46	44
Merrill Lynch Mortgage Investors Trust 6.353% due 12/25/2032 •	14	13
Residential Accredit Loans, Inc. Trust
4.753% due 08/25/2035 •	411	303
6.185% due 09/25/2045 •	141	117
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	140	137
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	8	7
Sequoia Mortgage Trust
5.181% due 10/19/2026 •	63	61
5.185% due 07/20/2033 •	175	172
5.190% due 07/20/2033 •	123	115
Structured Adjustable Rate Mortgage Loan Trust 6.225% due 01/25/2035 •	152	138
Structured Asset Mortgage Investments Trust
4.893% due 05/25/2036 •	6,389	5,108
5.061% due 07/19/2034 •	24	22
5.181% due 03/19/2034 •	62	59
WaMu Mortgage Pass-Through Certificates Trust
4.170% due 12/25/2046 •	483	425
4.263% due 12/25/2046 •	682	581

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

4.823% due 05/25/2046 •	249	211
4.973% due 11/25/2045 •	446	420
4.993% due 12/25/2045 •	148	148
5.555% due 01/25/2047 •	323	301
5.805% due 06/25/2046 •	985	899
5.825% due 02/25/2046 •	741	660
5.873% due 07/25/2046 •	2,228	1,969
5.873% due 08/25/2046 •	6,481	5,431
6.013% due 03/25/2034 ~	23	23
6.025% due 11/25/2042 •	89	84
6.325% due 09/25/2046 •	909	859
6.325% due 10/25/2046 •	333	304
Washington Mutual Mortgage Pass-Through Certificates Trust
5.664% due 05/25/2033 ~	30	31

Total Non-Agency Mortgage-Backed Securities (Cost $53,208)		39,950

ASSET-BACKED SECURITIES 8.4%
HOME EQUITY OTHER 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.533% due 05/25/2037 •	17	12
5.032% due 06/15/2031 •	268	264
Citigroup Global Markets Mortgage Securities 5.803% due 01/25/2032 •	29	29
Credit Suisse First Boston Mortgage Securities Corp. 4.524% due 01/25/2032 •	21	20
Credit-Based Asset Servicing & Securitization Trust 3.074% due 01/25/2037 •	823	241
GE-WMC Mortgage Securities Trust 4.533% due 08/25/2036 •	38	16
GSAMP Trust
4.523% due 12/25/2036 •	375	183
4.633% due 11/25/2035 •	131	10
Home Equity Asset Trust 5.373% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 4.553% due 10/25/2036 •	90	31
JP Morgan Mortgage Acquisition Trust 4.613% due 08/25/2036 •	25	11
Lehman ABS Mortgage Loan Trust 4.543% due 06/25/2037 •	339	223
Long Beach Mortgage Loan Trust 5.013% due 10/25/2034 •	1,442	1,400
MASTR Asset-Backed Securities Trust 4.553% due 11/25/2036 •	73	22
Merrill Lynch Mortgage Investors Trust 4.693% due 02/25/2037 •	252	72
Morgan Stanley ABS Capital, Inc. Trust 4.513% due 05/25/2037 •	129	114
Morgan Stanley IXIS Real Estate Capital Trust 4.503% due 11/25/2036 •	30	9
New Century Home Equity Loan Trust 4.813% due 05/25/2036 •	130	130
Renaissance Home Equity Loan Trust 5.153% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust 4.573% due 12/25/2036 •	1,410	303
Soundview Home Loan Trust
4.533% due 06/25/2037 •	180	119
4.573% due 11/25/2036 •	440	121

		3,333

WHOLE LOAN COLLATERAL 0.0%
Securitized Asset-Backed Receivables LLC Trust 4.613% due 11/25/2036 •	444	124

OTHER ABS 8.1%
37 Capital CLO Ltd. 6.456% due 01/15/2034 •	3,900	3,909
AGL CLO Ltd. 6.079% due 07/20/2034 •	1,600	1,603
Anchorage Capital CLO Ltd. 6.317% due 04/20/2037 •	2,500	2,518
Apex Credit CLO Ltd. 6.417% due 04/20/2036 •	1,300	1,313
Apidos CLO 6.009% due 07/16/2031 •	1,646	1,650
Ares CLO Ltd. 5.967% due 04/17/2033 •	3,380	3,387
Atlas Senior Loan Fund Ltd. 6.076% due 10/24/2031 •	2,716	2,717

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

BaringsLoan Partners CLO Ltd. 6.137% due 07/20/2033 •	2,000	2,003
Benefit Street Partners CLO Ltd. 5.967% due 04/20/2034 •	1,800	1,804
Betony CLO Ltd. 5.931% due 04/30/2031 •	1,171	1,174
BlueMountain CLO Ltd.
5.816% due 10/25/2030 •	1,125	1,127
6.073% due 10/22/2030 •	1,180	1,183
Capital Four U.S. CLO Ltd. 6.517% due 01/20/2037 •	2,200	2,211
Carlyle Global Market Strategies CLO Ltd.
5.859% due 07/20/2031 •	1,569	1,572
6.058% due 07/15/2031 •	2,950	2,955
Carlyle U.S. CLO Ltd. 5.806% due 10/15/2031 •	1,047	1,049
Cathedral Lake Ltd. 6.099% due 01/20/2035 •	1,000	1,002
CIFC Funding Ltd.
5.829% due 04/20/2030 •	585	586
5.876% due 04/24/2031 •	1,298	1,300
Dewolf Park CLO Ltd. 5.838% due 10/15/2030 •	1,140	1,142
Diameter Capital CLO Ltd.
6.266% due 04/15/2037 •	2,400	2,405
6.486% due 01/15/2037 •	2,700	2,724
Dryden Senior Loan Fund
5.767% due 10/19/2029 •	1,336	1,338
5.806% due 07/15/2030 •	962	964
6.018% due 01/15/2031 •	2,745	2,750
Generate CLO Ltd. 6.447% due 10/20/2036 •	3,500	3,516
GoldenTree Loan Management U.S. CLO Ltd.
5.785% due 04/24/2031 •	2,154	2,157
6.287% due 01/20/2034 •	4,000	4,008
KKR CLO Ltd.
5.918% due 04/15/2031 •	626	627
6.087% due 02/09/2035 •	1,700	1,707
Madison Park Funding Ltd. 5.849% due 07/27/2031 •	1,151	1,154
Magnetite Ltd. 6.087% due 01/25/2032 •	787	789
Marathon CLO Ltd. 5.997% due 01/20/2033 •	2,000	2,002
Marble Point CLO Ltd. 5.817% due 01/20/2032 •	447	447
Nassau Ltd. 6.168% due 01/15/2030 •	28	28
Neuberger Berman Loan Advisers CLO Ltd. 5.919% due 04/20/2031 •	4,609	4,613
Newark BSL CLO Ltd. 5.857% due 07/25/2030 •	1,289	1,291
Palmer Square CLO Ltd. 5.937% due 04/20/2035 •	1,000	1,003
Rad CLO Ltd.
5.856% due 04/25/2032 •	1,756	1,760
6.216% due 01/25/2033 •	3,500	3,507
Romark CLO Ltd. 5.909% due 04/20/2031 •	604	606
Sound Point CLO Ltd.
5.999% due 01/21/2031 •	776	778
6.067% due 10/25/2034 •	3,000	3,005
6.088% due 07/15/2034 •	1,000	1,002
Steele Creek CLO Ltd. 5.949% due 04/21/2031 •	179	179
Sycamore Tree CLO Ltd. 6.297% due 01/20/2037 •	1,800	1,816
Symphony CLO Ltd. 5.826% due 01/23/2032 •	871	874
TCW CLO Ltd. 6.247% due 01/16/2037 •	1,000	1,006
TIAA CLO Ltd. 6.059% due 01/16/2031 •	186	186
Trinitas CLO Ltd. 5.996% due 04/25/2033 •	1,750	1,752
Venture CLO Ltd.
6.093% due 10/22/2031 •	2,695	2,700

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

6.178% due 01/15/2032 •	1,835	1,839

		90,738

Total Asset-Backed Securities (Cost $97,099)		94,195

Total Investments in Securities (Cost $1,598,341)		1,195,866

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	1,359,000	13,233

Total Short-Term Instruments (Cost $13,232)		13,233

Total Investments in Affiliates (Cost $13,232)		13,233

Total Investments 108.2% (Cost $1,611,573)		$1,209,099
Financial Derivative Instruments(d)(g)(0.2)% (Cost or Premiums, net $13,357)		(2,604)
Other Assets and Liabilities, net (8.0)%		(89,270)

Net Assets 100.0%		$1,117,225

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JPS	4.560%	12/24/2024	01/07/2025	$(6,900)	$(6,908)
STR	4.570	01/02/2025	01/03/2025	(93,406)	(93,406)
4.750	12/31/2024	01/02/2025	(93,560)	(93,584)

Total Reverse Repurchase Agreements	$(193,898)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2055	$17,000	$(15,882)	$(15,544)
Uniform Mortgage-Backed Security, TBA	4.500	03/01/2055	3,000	(2,816)	(2,820)

Total Short Sales (1.6)%	$(18,698)	$(18,364)

(c)	Securities with an aggregate market value of $101,696 have been pledged as collateral under the terms of master agreements as of December 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(101,314) at a weighted average interest rate of 5.111%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2025	665	$70,693	$(319)	$0	$(62)
U.S. Treasury 10-Year Note March Futures	03/2025	7,328	796,920	(8,452)	0	(1,603)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2025	721	85,731	(2,780)	0	(315)
U.S. Ultra Treasury 10-Year Note March Futures	03/2025	8,234	916,547	(13,349)	0	(2,059)

$(24,900)	$0	$(4,039)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2025	308	$(63,328)	$(41)	$5	$0
U.S. Treasury Long-Term Bond March Futures	03/2025	2,354	(267,988)	6,909	588	0

$6,868	$593	$0

Total Futures Contracts	$(18,032)	$593	$(4,039)

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

SWAPAGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%		Quarterly	06/20/2028	$11,700	$119	$137	$256	$2	$0
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028	1,200	14	13	27	0	0
CDX.IG-43 5-Year Index	1.000		Quarterly	12/20/2029	116,100	2,607	27	2,634	28	0

						$2,740	$177	$2,917	$30	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$27,300	$0	$558	$558	$13	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	40,900	0	829	829	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	118,000	(155)	3,639	3,484	62	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.740	Annual	05/31/2029	94,500	37	996	1,033	43	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.830	Annual	05/31/2029	94,700	(403)	1,110	707	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	6,810	0	(133)	(133)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	(8,403)	(8,080)	0	(255)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	520	520	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	21,000	0	815	815	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	1,701	1,704	32	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.790	Annual	10/31/2031	11,100	(63)	221	158	11	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.710	Annual	11/30/2031	32,500	27	593	620	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	28,779	28,779	546	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	1,073	850	46	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	10,306	10,293	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	9,610	19,705	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	855	1,197	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	4,250	4,897	67	0

						$10,617	$57,319	$67,936	$1,071	$(259)

Total Swap Agreements						$13,357	$57,496	$70,853	$1,101	$(259)

(e)

Securities with an aggregate market value of $44,534 and cash of $551 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2024 (Unaudited)

Thefollowing is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2024

Investments in Securities, at Value
U.S. Government Agencies	$0	$32,375	$0	$32,375
U.S. Treasury Obligations	0	1,029,346	0	1,029,346
Non-Agency Mortgage-Backed Securities	0	39,950	0	39,950
Asset-Backed Securities
Home Equity Other	0	3,333	0	3,333
Whole Loan Collateral	0	124	0	124
Other ABS	0	90,738	0	90,738

	$0	$1,195,866	$0	$1,195,866
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,233	$0	$0	$13,233

Total Investments	$13,233	$1,195,866	$0	$1,209,099

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,364)	$0	$(18,364)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,694	$0	$1,694

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,298)	$0	$(4,298)

Total Financial Derivative Instruments	$0	$(2,604)	$0	$(2,604)

Totals	$13,233	$1,174,898	$0	$1,188,131

There were no significant transfers into or out of Level 3 during the period ended December 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	11.5%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	23.9%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.8%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	5.2%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value ("NAV") of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes

Notes to Financial Statements(Cont.)

and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’sand Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices(unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by theValuation Designeethat are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements(Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that theValuation Designee believesreflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2024 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$139,907	$76,806	$(177,899)	$757	$(214)	$39,357	$4,922	$0

Notes to Financial Statements(Cont.)

PIMCOAll Authority: Multi-RAE PLUS Fund	10,547	6,266	(12,678)	25	(9)	4,151	266	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$4,459	$2,736,035	$(2,529,000)	$86	$44	$211,624	$7,676	$0
PIMCO All Asset: Multi-RAE PLUS Fund	0	37,427	(37,400)	3	-	30	28	0
PIMCO All Asset: MultiReal Fund	44,147	3,376,083	(3,387,000)	57	20	33,307	2,880	0
PIMCO EM Bond and Short-Term Investments Portfolio	116,820	188,972	(275,000)	39	22	30,853	2,323	0
PIMCO High Yield and Short-Term Investments Portfolio	16,805	41,431	(55,100)	4	3	3,143	340	0
PIMCO Investment Grade Credit Bond Portfolio	54,086	840,881	(831,400)	23	16	63,606	1,282	0
PIMCO Long Duration Credit Bond Portfolio	305,443	16,655,433	(16,662,800)	457	133	298,666	9,789	0
PIMCO Mortgage and Short-Term Investments Portfolio	43,489	824,323	(866,590)	50	2	1,274	1,351	0
PIMCO Municipal Portfolio	5,817	25,590	(29,400)	9	-	2,016	193	0
PIMCO Real Return Portfolio	6,181	561,300	(563,100)	23	2	4,406	291	0
PIMCO Sector Fund Series – AM	0	89,053	(88,000)	1	-	1,054	152
PIMCO Sector Fund Series – H	3,317	5,135	(4,700)	-	3	3,755	136	0
PIMCO Sector Fund Series – I	1,258	1,040,002	(1,021,600)	(20)	(1)	19,639	379	0
PIMCO Short-Term Portfolio	6,142	115,554	(113,900)	4	2	7,802	155	0
PIMCO U.S. Government and Short-Term Investments Portfolio	38,116	1,373,460	(1,398,400)	55	2	13,233	866	0
PIMCO International Portfolio	93,483	591,013	(527,100)	2	123	157,521	4,623	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2024 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2024	Dividend Income	Shares Held at 12/31/2024
Xfit Brands, Inc.	$120	$0	$0	$0	$63	$183	$0	68,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NXN	Natixis New York
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	ING	ING Bank NV	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BUS	The Bank of Nova Scotia	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	STR	State Street FICC Repo
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona
CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht
COP	Colombian Peso	JPY	Japanese Yen	TRY	Turkish New Lira
CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJITR	Dow Jones Industrial Average Total Return	PIMCODB	PIMCO Custom Commodity Basket
AMZX	Alerian MLP Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	PRIME	Daily US Prime Rate
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULT	eRAFI International Large Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	RADMFUNT	RAFI Dynamic Multi-Factor US Index
BISTREFI	Turkish Lira Overnight Reference Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex- U.S. Index
BOBL	Bundesobligation, the German word for federal government bond	ERAUSST	eRAFI U.S. Small Strategy Index	RU20INTR	Russell 2000 Total Return Index
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor's 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	FEDL01	Federal funds effective rate	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	SONIA	Sterling Overnight Interbank Average Rate
CITF06M	Denmark 6-month Interest Rate Swap Offered rate	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	NDDUEAFE	MSCI EAFE Index	UKRPI	United Kingdom Retail Prices Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDUEEGF	iShares MSCI Emerging Markets ETF	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	RMBS	Residential Mortgage-Backed Security
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WTI	West Texas Intermediate